UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders.

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

JULY 31, 2013

Annual Report

Table of Contents

i	Message from the Chairman
1	Management Discussion of Fund Performance
67	Expense Examples

Schedules of Portfolio Investments
76	Bull ProFund
78	Mid-Cap ProFund
83	Small-Cap ProFund
85	NASDAQ-100 ProFund
87	Large-Cap Value ProFund
91	Large-Cap Growth ProFund
95	Mid-Cap Value ProFund
99	Mid-Cap Growth ProFund
102	Small-Cap Value ProFund
108	Small-Cap Growth ProFund
113	Europe 30 ProFund
114	UltraBull ProFund
116	UltraMid-Cap ProFund
121	UltraSmall-Cap ProFund
123	UltraDow 30 ProFund
124	UltraNASDAQ-100 ProFund
126	UltraInternational ProFund
127	UltraEmerging Markets ProFund
129	UltraLatin America ProFund
131	UltraChina ProFund
133	UltraJapan ProFund
134	Bear ProFund
135	Short Small-Cap ProFund
136	Short NASDAQ-100 ProFund
137	UltraBear ProFund
138	UltraShort Mid-Cap ProFund
139	UltraShort Small-Cap ProFund
140	UltraShort Dow 30 ProFund
141	UltraShort NASDAQ-100 ProFund
142	UltraShort International ProFund
143	UltraShort Emerging Markets ProFund
144	UltraShort Latin America ProFund
145	UltraShort China ProFund
146	UltraShort Japan ProFund
147	Banks UltraSector ProFund
148	Basic Materials UltraSector ProFund
150	Biotechnology UltraSector ProFund
151	Consumer Goods UltraSector ProFund
153	Consumer Services UltraSector ProFund
156	Financials UltraSector ProFund
159	Health Care UltraSector ProFund
161	Industrials UltraSector ProFund
164	Internet UltraSector ProFund
165	Mobile Telecommunications UltraSector ProFund
166	Oil & Gas UltraSector ProFund
168	Oil Equipment, Services & Distribution UltraSector ProFund
169	Pharmaceuticals UltraSector ProFund
170	Precious Metals UltraSector ProFund
171	Real Estate UltraSector ProFund
173	Semiconductor UltraSector ProFund
174	Technology UltraSector ProFund
176	Telecommunications UltraSector ProFund
177	Utilities UltraSector ProFund
178	Short Oil & Gas ProFund
179	Short Precious Metals ProFund
180	Short Real Estate ProFund
181	U.S. Government Plus ProFund
182	Rising Rates Opportunity 10 ProFund
183	Rising Rates Opportunity ProFund
184	Rising U.S. Dollar ProFund
186	Falling U.S. Dollar ProFund
189	Statements of Assets and Liabilities
203	Statements of Operations
217	Statements of Changes in Net Assets
243	Financial Highlights
275	Notes to Financial Statements
304	Report of Independent Registered Public Accounting Firm
305	Trustees and Officers

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report for the 12 months ended July 31, 2013.

Global Equity Markets Strong Overall

U.S. equity markets rose at a torrid pace for the 12 months ending July 31, 2013, with small- and mid-cap stocks far outpacing large-cap stocks. The S&P MidCap 400® and the Russell 2000® were up 33% and 34.8%, respectively. The S&P 500® was up 25.0% and the Dow®, which tracks blue-chip stocks, rose 22.4%. Large flows out of bonds into stocks helped fuel this rally, as did an improving economy and strong corporate earnings.

All ten Dow Jones U.S. Industry IndexesSM delivered positive returns for the 12-month period. Financials, health care, consumer services and industrials were the strongest performers, up 38.2%, 36.9%, 35.4% and 31.7%, respectively. Technology and telecommunications were the weakest, up 9.5% and 6.8%, respectively.

With the exception of emerging markets, most foreign markets also delivered robust returns, though not as spectacular as those of U.S. markets. The MSCI All Country World Index ex-US rose 17.5%. The MSCI EAFE Index, which covers developed markets outside North America, was up 24.0%, boosted by strong results in Japan and Europe. Japan’s Nikkei Index climbed 27.4%, as investors reacted positively to Prime Minister Shinzo Abe’s plan to stimulate the country’s stagnant economy. The MSCI Europe Index gained 26.9%, with the European Central Bank’s bond buying program tempering the risk of financial contagion from the weaker European economies. Emerging markets, on the other hand, suffered a drubbing in the second half of the period, as growth forecasts for some countries were cut and the prospect of reduced monetary stimulus rose. The Bank of New York Emerging Markets 50 ADR Index was down 4.3% for the 12 months ended July 31, 2013.

Fixed Income Markets Falter

U.S. fixed income markets were mostly down for the 12 months ended July 31, 2013, resulting in a 1.9% drop in the Barclays U.S. Aggregate Bond Index. Long-dated Treasurys declined sharply, with the Ryan Labs Treasury 30 Year Index retreating 16.5% on investor fears of a pullback in the U.S. Federal Reserve’s Quantitative Easing program. Shorter-dated bonds fared a little better, with the Ryan Labs 10 Year Treasury Index down 6.4% and the iBoxx $ Liquid Investment Grade Index down 1.9%. High yield bonds returned 7.9%, as measured by the iBoxx $ Liquid High Yield Index, as investors rotated out of Treasurys and investment grade corporate debt into high yield debt and equities.

Whatever your view on the market, our alternative mutual funds provide opportunities to help you manage risk and potentially enhance returns. To learn more, please visit us at ProFunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

i

This Page Intentionally Left Blank

Management Discussion of Fund Performance

2  :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a “Fund” and, collectively, the “Funds”) is designed to seek daily investment results that, before fees and expenses, correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a “benchmark”).

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund (each, a “Matching Fund” and, collectively, the “Matching Funds”) is designed to match, before fees and expenses, the performance of its benchmark both on a single day and over time.

All other ProFunds are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”) in the sense that each seeks daily investment results that, before fees and expenses, correspond to a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, and not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

The Funds employ various investment techniques that ProFund Advisors LLC (“PFA”) believes should, in the aggregate, simulate the movement, inverse or multiple thereof, as applicable, of each Fund’s benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds (other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (e.g., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (e.g., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (e.g., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 2013:

Primary factors affecting Fund performance include the following: the total return of the instruments comprising the Fund’s benchmark and the tracking of such benchmark; financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; and fees, expenses, and transaction costs and, in the case of the Geared Funds, the volatility of the Fund’s benchmark.

•                  Benchmark Performance and Tracking: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance. During the period covered by this Report, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Over the period, the tracking of three Funds was adversely impacted by the use of swaps based on ETFs: UltraShort Mid-Cap ProFund; UltraShort Small-Cap ProFund; and UltraShort Dow 30 ProFund.

•                  Compounding of Daily Returns and Volatility: Each Geared Fund is designed to provide a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or 2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher benchmark volatility, compounding will cause results for periods longer than a single day to be worse than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with large positive or large negative benchmark returns), Fund performance over longer periods can be better than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) interest and dividends paid with respect to the securities in the benchmark. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Management Discussion of Fund Performance (unaudited) ::  3

Daily volatility for the U.S. equity markets decreased from a year ago. The volatility for the S&P 500 for the year ended July 31, 2013 was 11.7%, which was lower than the prior year’s volatility of 23.4%. The volatility of each Geared Fund benchmark is shown below.

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones U.S. Banks Index	17.6%
Dow Jones U.S. Oil Equipment, Services and Distribution Index	19.1%
S&P SmallCap 600 Value Index	14.6%
Dow Jones U.S. Basic Materials Index	17.2%
Russell 2000® Index	14.7%
Dow Jones U.S. Financials Index	13.8%
Dow Jones Precious Metals Index	33.2%
Bank of New York Mellon China Select ADR Index	18.0%
Dow Jones U.S. Mobile Telecommunications Index	16.5%
ProFunds Europe 30 Index®	14.8%
Bank of New York Mellon Latin America 35 ADR Index	16.6%
S&P SmallCap 600 Growth Index	14.2%
Dow Jones U.S. Oil & Gas Index	15.7%
Dow Jones Internet Composite Index	15.6%
Bank of New York Mellon Emerging Markets 50 ADR Index	15.7%
S&P MidCap 400 Value Index	13.3%
S&P MidCap 400 Growth Index	13.6%
S&P MidCap 400	13.4%
Dow Jones U.S. Semiconductors Index	18.6%
Dow Jones U.S. Real Estate Index	13.2%
Dow Jones U.S. Industrials Index	13.5%
S&P 500 Value Index	12.1%
Dow Jones U.S. Technology Index	14.8%
Dow Jones U.S. Biotechnology Index	19.1%
NASDAQ-100® Index	13.6%
MSCI EAFE Index®	13.0%
S&P 500®	11.7%
S&P 500 Growth Index	11.7%
Dow Jones U.S. Consumer Services Index	11.6%
Ryan Labs 30 Year Treasury Index	13.7%
Dow Jones Industrial Average	10.7%
Dow Jones U.S. Health Care Index	11.9%
Nikkei 225 Stock Average	25.3%
Dow Jones U.S. Consumer Goods Index	11.5%
Dow Jones U.S. Telecommunications Index	13.4%
Dow Jones U.S. Pharmaceuticals Index	11.8%
Dow Jones U.S. Utilities Index	11.6%
Ryan Labs 10 Year Treasury Index	6.2%
U.S. Dollar Index	6.4%

•                  Financing Rates Associated with Derivatives Positions: The performance of Funds that use derivatives was impacted by financing costs associated with the derivatives. Swap financing rates are negotiated between the Funds and the counterparties, and are typically set at the one week London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. One-week LIBOR was 0.20% at the beginning of the period and decreased to 0.15% at the end of the period. In certain market environments, one-week LIBOR adjusted by the spread may result in the net financing rate being negative.

A Fund typically pays (or receives) amounts that approximate the negotiated financing rate, multiplied by Fund assets, and if a leveraged long or inverse Fund, multiplied by the Fund’s leverage multiple reduced by one. Under this formula, when the financing rate is positive, each Fund that uses derivatives to obtain exposure (i.e., certain Matching Funds) or leveraged long exposure (i.e., Funds with a positive leverage multiple) pays money and when the financing rate is negative, receives money. On the other hand, an inverse Fund (i.e., Funds with a negative leverage multiple) receives money when the financing rate is positive, and pays money when the financing rate is negative. For example, if a financing rate is positive, a Fund with a leverage multiple of positive two will pay the financing rate, multiplied by Fund assets, multiplied by one; a Fund with a leverage multiple of negative one will receive the financing rate, multiplied by Fund assets, multiplied by two; and a Fund with a leveraged multiple of negative two will receive the financing rate, multiplied by Fund assets, multiplied by three.

4  :: Management Discussion of Fund Performance (unaudited)

•                  Stock Dividends and Bond Yields: The performance of Funds with an investment objective to match or provide a multiple of the daily performance of an underlying benchmark was positively impacted by capturing the dividend or income yield associated with the underlying benchmark (or a multiple thereof, as applicable). The performance of Funds with an investment objective to provide an inverse or inverse multiple of the daily performance of an underlying benchmark was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the benchmark.

•                  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse exposure and that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmarks.

Management Discussion of Fund Performance :: Bull ProFund ::  5

Bull ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500® (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 22.61%. For the same period, the Index had a total return of 25.00%(1) and a volatility of 11.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	22.61%	6.20%	5.72%
Service	21.38%	5.15%	4.67%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	10%
Swap Agreements	45%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.3%
Exxon Mobil Corp.	1.2%
Johnson & Johnson	0.8%
General Electric Co.	0.7%
Chevron Corp.	0.7%

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	10%
Utilities	3%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6  :: Mid-Cap ProFund :: Management Discussion of Fund Performance

Mid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400® (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 30.34%. For the same period, the Index had a total return of 33.00%(1) and a volatility of 13.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	30.34%	8.07%	8.70%
Service	29.07%	6.97%	7.61%
S&P MidCap 400	33.00%	10.64%	11.02%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.78%
Service	2.86%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Futures Contracts	9%
Swap Agreements	48%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.5%
Ametek, Inc.	0.3%
Alliance Data Systems Corp.	0.3%
Affiliated Managers Group, Inc.	0.3%
Equinix, Inc.	0.3%

S&P MidCap 400 — Compositon

% of Index
Financial	23%
Consumer, Non-cyclical	19%
Industrial	18%
Consumer, Cyclical	13%
Technology	9%
Utilities	5%
Energy	5%
Communications	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap ProFund ::  7

Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Russell 2000® Index (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 32.90%. For the same period, the Index had a total return of 34.76%(1) and a volatility of 14.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	32.90%	7.76%	7.98%
Service	31.66%	6.68%	6.90%
Russell 2000 Index	34.76%	9.45%	9.60%

Expense Ratios**

Fund	Gross	Net
Investor	2.16%	1.80%
Service	3.16%	2.80%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	30%
Futures Contracts	13%
Swap Agreements	57%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CoStar Group, Inc.	0.1%
CommVault Systems, Inc.	0.1%
athenahealth, Inc.	0.1%
The Ultimate Software Group, Inc.	0.1%
The Middleby Corp.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	20%
Consumer, Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8  :: NASDAQ-100 ProFund :: Management Discussion of Fund Performance

NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the NASDAQ-100® Index (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 16.13%. For the same period, the Index had a total return of 18.70%(1) and a volatility of 13.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	16.13%	9.62%	8.17%
Service	14.94%	8.52%	7.09%
NASDAQ-100 Index	18.70%	11.87%	9.97%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	19%
Swap Agreements	17%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.8%
Microsoft Corp.	4.9%
Google, Inc.	4.4%
Amazon.com, Inc.	2.5%
Cisco Systems, Inc.	2.5%

NASDAQ-100 Index — Composition

% of Index
Technology	39%
Communications	33%
Consumer, Non-cyclical	19%
Consumer, Cyclical	8%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Large-Cap Value ProFund ::  9

Large-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Value Index (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 27.98%. For the same period, the Index had a total return of 30.31%(1) and a volatility of 12.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	27.98%	5.11%	5.40%
Service	26.73%	4.06%	4.36%
S&P 500 Value Index	30.31%	7.25%	7.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.4%
Chevron Corp.	3.3%
Wells Fargo & Co.	2.9%
Berkshire Hathaway, Inc.	2.9%
J.P. Morgan Chase & Co.	2.9%

S&P 500 Value Index — Composition

% of Index
Financial	25%
Consumer, Non-cyclical	16%
Energy	15%
Industrial	13%
Consumer, Cyclical	9%
Communications	7%
Utilities	6%
Technology	6%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from July 31, 2003 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10  :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance

Large-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Growth Index (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 18.14%. For the same period, the Index had a total return of 20.50%(1) and a volatility of 11.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	18.14%	6.96%	5.21%
Service	16.91%	5.89%	4.18%
S&P 500 Growth Index	20.50%	9.23%	7.57%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	5.6%
Google, Inc.	3.0%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.1%
Coca-Cola Co.	2.0%

S&P 500 Growth Index — Composition

% of Index
Consumer, Non-cyclical	29%
Technology	19%
Communications	15%
Financial	10%
Consumer, Cyclical	10%
Industrial	8%
Energy	6%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)                                 Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from July 31, 2003 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mid-Cap Value ProFund ::  11

Mid-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 32.80%. For the same period, the Index had a total return of 35.36%(1) and a volatility of 13.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	32.80%	7.92%	8.84%
Service	31.45%	6.84%	7.75%
S&P MidCap 400 Value Index	35.36%	10.36%	11.17%

Expense Ratios**

Fund	Gross	Net
Investor	2.32%	1.81%
Service	3.32%	2.81%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SL Green Realty Corp.	1.2%
Rock-Tenn Co.	1.2%
OGE Energy Corp.	1.1%
Everest Re Group, Ltd.	1.0%
New York Community Bancorp	1.0%

S&P MidCap 400 Value Index — Compositon

% of Index
Financial	28%
Consumer, Non-cyclical	18%
Industrial	17%
Utilities	10%
Consumer, Cyclical	8%
Technology	7%
Energy	5%
Basic Materials	5%
Communications	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)                                 Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from July 31, 2003 to December 16, 2005 and the S&P MidCap 400 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12  :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance

Mid-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 28.27%. For the same period, the Index had a total return of 30.75%(1) and a volatility of 13.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	28.27%	9.03%	8.71%
Service	27.05%	7.96%	7.63%
S&P MidCap 400 Growth Index	30.75%	10.91%	10.80%

Expense Ratios**

Fund	Gross	Net
Investor	2.21%	1.78%
Service	3.21%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	2.5%
Ametek, Inc.	1.6%
Affiliated Managers Group, Inc.	1.3%
Alliance Data Systems Corp.	1.3%
HollyFrontier Corp.	1.3%

S&P MidCap 400 Growth Index — Composition

% of Index
Consumer, Non-cyclical	20%
Industrial	19%
Consumer, Cyclical	18%
Financial	18%
Technology	10%
Communications	6%
Energy	4%
Basic Materials	4%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)                                 Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from July 31, 2003 to December 16, 2005 and the S&P MidCap 400 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap Value ProFund ::  13

Small-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 34.81%. For the same period, the Index had a total return of 37.37%(1) and a volatility of 14.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	34.81%	8.20%	8.23%
Service	33.52%	7.11%	7.14%
S&P SmallCap 600 Value Index	37.37%	10.64%	10.56%

Expense Ratios**

Fund	Gross	Net
Investor	2.10%	1.83%
Service	3.10%	2.83%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ProAssurance Corp.	1.0%
Centene Corp.	1.0%
EMCOR Group, Inc.	0.9%
Piedmont Natural Gas Co., Inc.	0.8%
TreeHouse Foods, Inc.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	23%
Industrial	19%
Consumer, Cyclical	16%
Consumer, Non-cyclical	15%
Technology	8%
Utilities	7%
Basic Materials	5%
Energy	4%
Communications	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)                                 Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from July 31, 2003 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14  :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance

Small-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 29.90%. For the same period, the Index had a total return of 32.31%(1) and a volatility of 14.24%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	29.90%	9.11%	9.39%
Service	28.61%	8.03%	8.30%
S&P SmallCap 600 Growth Index	32.31%	11.24%	11.30%

Expense Ratios**

Fund	Gross	Net
Investor	2.27%	1.78%
Service	3.27%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Questcor Pharmaceuticals, Inc.	1.3%
Gulfport Energy Corp.	1.2%
Brunswick Corp.	1.1%
The Hain Celestial Group, Inc.	1.1%
Align Technology, Inc.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Consumer, Non-cyclical	21%
Financial	20%
Consumer, Cyclical	18%
Industrial	16%
Technology	11%
Communications	6%
Basic Materials	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)                                 Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from July 31, 2003 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Europe 30 ProFund ::  15

Europe 30 ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the ProFunds Europe 30 Index (the “Index”). For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 20.75%. For the same period, the Index had a price return of 19.29%(1) and a volatility of 14.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	20.75%	-1.13%	5.46%
Service	19.51%	-2.08%	4.47%
ProFunds Europe 30 Index	19.29%	-2.48%	4.54%
Dow Jones STOXX 50 Index	32.22%	-3.63%	5.78%

Expense Ratios**

Fund	Gross	Net
Investor	3.13%	1.78%
Service	4.13%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	6.1%
Royal Dutch Shell PLC	5.2%
ARM Holdings PLC	5.2%
Total S.A.	4.9%
Anheuser-Busch InBev N.V.	4.8%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Consumer, Non-cyclical	25%
Energy	19%
Financial	15%
Technology	13%
Communications	11%
Industrial	9%
Basic Materials	8%

Country Composition
United Kingdon	37%
Netherlands	18%
France	9%
Germany	8%
Spain	6%
Other	22%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)                                 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment for dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16  :: UltraBull ProFund :: Management Discussion of Fund Performance

UltraBull ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 49.90%. For the same period, the Index had a total return of 25.00%(1) and a volatility of 11.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	49.90%	6.37%	6.50%
Service	48.39%	5.34%	5.48%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.70%	1.70%
Service	2.70%	2.70%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	6%
Swap Agreements	145%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.4%
Exxon Mobil Corp.	1.4%
Johnson & Johnson	0.9%
General Electric Co.	0.8%
Chevron Corp.	0.8%

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	10%
Utilities	3%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraMid-Cap ProFund :: 17

UltraMid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 69.40%. For the same period, the Index had a total return of 33.00%(1) and a volatility of 13.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	69.40%	9.52%	12.20%
Service	67.69%	8.45%	11.10%
S&P MidCap 400	33.00%	10.64%	11.02%

Expense Ratios**

Fund	Gross	Net
Investor	1.81%	1.78%
Service	2.81%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	11%
Swap Agreements	125%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.8%
Ametek, Inc.	0.5%
Alliance Data Systems Corp.	0.5%
Affiliated Managers Group, Inc.	0.4%
Equinix, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	19%
Industrial	18%
Consumer, Cyclical	13%
Technology	9%
Utilities	5%
Energy	5%
Communications	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance

UltraSmall-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 75.66%. For the same period, the Index had a total return of 34.76%(1) and a volatility of 14.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	75.66%	5.70%	7.99%
Service	73.87%	4.59%	6.89%
Russell 2000 Index	34.76%	9.45%	9.60%

Expense Ratios**

Fund	Gross	Net
Investor	1.93%	1.81%
Service	2.93%	2.81%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	13%
Swap Agreements	136%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CoStar Group, Inc.	0.2%
CommVault Systems, Inc.	0.1%
athenahealth, Inc.	0.1%
The Ultimate Software Group, Inc.	0.1%
The Middleby Corp.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	20%
Consumer, Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraDow 30 ProFund :: 19

UltraDow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 44.11%. For the same period, the Index had a total return of 22.36%(1) and a volatility of 10.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	44.11%	9.81%	7.61%
Service	42.69%	8.75%	6.57%
Dow Jones Industrial Average	22.36%	9.43%	8.04%

Expense Ratios**

Fund	Gross	Net
Investor	2.00%	1.78%
Service	3.00%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	12%
Swap Agreements	111%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	7.5%
Chevron Corp.	4.8%
3M Co.	4.5%
United Technologies Corp.	4.1%
Boeing Co.	4.0%

Dow Jones Industrial Average — Composition

% of Index
Industrial	21%
Consumer, Non-cyclical	18%
Technology	14%
Consumer, Cyclical	13%
Financial	11%
Energy	11%
Communications	9%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: UltraNASDAQ-100 ProFund :: Management Discussion of Fund Performance

UltraNASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of 35.15%. For the same period, the Index had a total return of 18.70%(1) and a volatility of 13.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	35.15%	14.32%	10.83%
Service	33.80%	13.20%	9.88%
NASDAQ-100 Index	18.70%	11.87%	9.97%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	17%
Swap Agreements	123%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.4%
Microsoft Corp.	4.6%
Google, Inc.	4.2%
Amazon.com, Inc.	2.4%
Cisco Systems, Inc.	2.4%

NASDAQ-100 Index — Composition

% of Index
Technology	39%
Communications	33%
Consumer, Non-cyclical	19%
Consumer, Cyclical	8%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraInternational ProFund :: 21

UltraInternational ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 46.74%. For the same period, the Index had a total return of 24.02%(1) and a volatility of 13.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contracts.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from April 19, 2006 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	46.74%	-10.63%	-9.37%
Service	45.35%	-11.52%	-10.28%
MSCI EAFE Index	24.02%	1.54%	2.20%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financial	25%
Consumer, Non-cyclical	23%
Consumer, Cyclical	13%
Industrial	11%
Communications	7%
Basic Materials	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%

Country Composition
United Kingdon	22%
Japan	20%
France	10%
Switzerland	9%
Germany	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contracts and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance

UltraEmerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -12.74%. For the same period, the Index had a total return of -4.29%(1) and a volatility of 15.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from April 19, 2006 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-12.74%	-19.70%	-10.17%
Service	-13.74%	-20.52%	-11.09%
Bank of New York Mellon Emerging Markets 50 ADR Index	-4.29%	-3.19%	2.70%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.7%
China Mobile, Ltd.	5.0%
Baidu, Inc.	3.2%
American Movil S.A.B. de C.V.	3.2%
Itau Unibanco Holdings S.A.- Preferred	2.9%

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	24%
Energy	17%
Financial	17%
Basic Materials	14%
Technology	11%
Consumer, Non-cyclical	10%
Industrial	3%
Utilities	3%
Consumer, Cyclical	1%

Country Composition
Brazil	30%
China	24%
Mexico	11%
Taiwan	10%
South Korea	9%
Other	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraLatin America ProFund ::  23

UltraLatin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -24.88%. For the same period, the Index had a total return of -11.20%(1) and a volatility of 16.57%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-24.88%	-24.59%	-22.38%
Service	-25.61%	-25.34%	-23.12%
Bank of New York Mellon Latin America 35 ADR Index	-11.20%	-4.14%	-2.47%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Companhia de Bebidas das Americas (AmBev)-Preferred	5.8%
BRF-Brazil Foods S.A.	4.7%
Fomento Economico Mexicanom, S.A.B. de C.V.	4.3%
Vale S.A.- Preferred	4.3%
Petroleo Brasileiro S.A.	3.8%

Bank of New York Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Consumer, Non-cyclical	28%
Financial	19%
Basic Materials	18%
Energy	13%
Communications	8%
Utilities	7%
Industrial	4%
Consumer, Cyclical	3%

Country Composition
Brazil	62%
Mexico	18%
Chile	12%
Colombia	6%
Peru	1%
Argentina	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: UltraChina ProFund :: Management Discussion of Fund Performance

UltraChina ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 35.68%. For the same period, the Index had a total return of 19.68%(1) and a volatility of 18.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from February 4, 2008 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	35.68%	-14.37%	-20.04%
Service	34.09%	-15.26%	-20.88%
Bank of New York Mellon China Select ADR Index	19.68%	0.43%	-2.76%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.78%
Service	2.97%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	7.8%
Baidu, Inc.	7.0%
CNOOC, Ltd.	5.6%
PetroChina Co., Ltd.	5.2%
China Petroleum and Chemical Corp.	4.4%

Bank of New York Mellon China Select ADR Index — Composition

% of Index
Communications	48%
Energy	22%
Consumer, Non-cyclical	8%
Technology	7%
Financial	5%
Consumer, Cyclical	3%
Utilities	3%
Basic Materials	2%
Industrial	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraJapan ProFund ::  25

UltraJapan ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average (the “Index”) hedged to U.S. dollars. The Fund seeks to provide a return based solely on the local price return of the equity securities in the Index, without any effect from currency movements in the Yen versus the U.S. Dollar. Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 123.43%. For the same period, the Index had a total return of 60.36%(1) in local (Japanese Yen) terms and a volatility of 25.29%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	123.43%	-12.54%	-2.22%
Service	120.90%	-13.41%	-3.20%
Nikkei 225 Stock Average - Yen	60.36%	2.39%	5.24%
Nikkei 225 Stock Average - USD	27.45%	4.32%	7.39%

Expense Ratios**

Fund	Gross	Net
Investor	2.01%	1.78%
Service	3.01%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts (currency)	(108)%
Futures Contracts (index)	91%
Swap Agreements	108%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer, Cyclical	27%
Industrial	24%
Consumer, Non-cyclical	18%
Communications	11%
Financial	7%
Technology	6%
Basic Materials	6%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. Dollar-denominated futures contract on the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Bear ProFund :: Management Discussion of Fund Performance

Bear ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -22.35%. For the same period, the Index had a total return of 25.00%(1) and a volatility of 11.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	-22.35%	-14.58%	-9.19%
Service	-23.20%	-15.44%	-10.10%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(94)%
Total Exposure	(100)%

“ Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	10%
Utilities	3%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Small-Cap ProFund :: 27

Short Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -29.50%. For the same period, the Index had a total return of 34.76%(1) and a volatility of 14.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	-29.50%	-19.91%	-14.20%
Service	-30.30%	-20.69%	-15.03%
Russell 2000 Index	34.76%	9.45%	9.60%

Expense Ratios**

Fund	Gross	Net
Investor	2.21%	1.78%
Service	3.21%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	20%
Consumer, Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28  :: Short NASDAQ-100 ProFund :: Management Discussion of Fund Performance

Short NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund had a total return of -19.88%. For the same period, the Index had a total return of 18.70%(1) and a volatility of 13.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	-19.88%	-18.26%	-12.34%
Service	-20.78%	-19.14%	-13.24%
NASDAQ-100 Index	18.70%	11.87%	9.97%

Expense Ratios**

Fund	Gross	Net
Investor	2.00%	1.78%
Service	3.00%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(88)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	39%
Communications	33%
Consumer, Non-cyclical	19%
Consumer, Cyclical	8%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraBear ProFund ::  29

UltraBear ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of -40.44%. For the same period, the Index had a total return of 25.00%(1) and a volatility of 11.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	-40.44%	-31.24%	-21.34%
Service	-41.07%	-31.88%	-22.06%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(191)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	10%
Utilities	3%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30  :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance

UltraShort Mid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of -47.54%. For the same period, the Index had a total return of 33.00%(1) and a volatility of 13.35%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-47.54%	-38.03%	-27.77%
Service	-48.10%	-38.62%	-28.50%
S&P MidCap 400	33.00%	10.64%	9.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.51%	1.78%
Service	3.51%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(22)%
Swap Agreements	(178)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	19%
Industrial	18%
Consumer, Cyclical	13%
Technology	9%
Utilities	5%
Energy	5%
Communications	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Small-Cap ProFund ::  31

UltraShort Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of -49.94%. For the same period, the Index had a total return of 34.76%(1) and a volatility of 14.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-49.94%	-41.61%	-29.83%
Service	-50.57%	-42.22%	-30.54%
Russell 2000 Index	34.76%	9.45%	7.79%

Expense Ratios**

Fund	Gross	Net
Investor	2.05%	1.78%
Service	3.05%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(182)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	20%
Consumer, Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32  :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance

UltraShort Dow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of -37.05%. For the same period, the Index had a total return of 22.36%(1) and a volatility of 10.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 22, 2004 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-37.05%	-30.54%	-20.86%
Service	-37.69%	-31.25%	-21.67%
Dow Jones Industrial Average	22.36%	9.43%	7.68%

Expense Ratios**

Fund	Gross	Net
Investor	2.31%	1.78%
Service	3.31%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(24)%
Swap Agreements	(176)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	21%
Consumer, Non-cyclical	18%
Technology	14%
Consumer, Cyclical	13%
Financial	11%
Energy	11%
Communications	9%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort NASDAQ-100 ProFund ::  33

UltraShort NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class shares) had a total return of -33.87%. For the same period, the Index had a total return of 18.70%(1) and a volatility of 13.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	-33.87%	-35.85%	-26.58%
Service	-34.48%	-36.48%	-27.30%
NASDAQ-100 Index	18.70%	11.87%	9.97%

Expense Ratios**

Fund	Gross	Net
Investor	1.94%	1.78%
Service	2.94%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(187)%
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	39%
Communications	33%
Consumer, Non-cyclical	19%
Consumer, Cyclical	8%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34  :: UltraShort International ProFund :: Management Discussion of Fund Performance

UltraShort International ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -40.94%. For the same period, the Index had a total return of 24.02%(1) and a volatility of 13.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contracts.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from April 19, 2006 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-40.94%	-30.28%	-23.01%
Service	-41.64%	-31.00%	-23.79%
MSCI EAFE Index	24.02%	1.54%	2.20%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financial	25%
Consumer, Non-cyclical	23%
Consumer, Cyclical	13%
Industrial	11%
Communications	7%
Basic Materials	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%

Country Composition
United Kingdon	22%
Japan	20%
France	10%
Switzerland	9%
Germany	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)

1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contracts and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Emerging Markets ProFund ::  35

UltraShort Emerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -1.32%. For the same period, the Index had a total return of -4.29%(1) and a volatility of 15.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from April 19, 2006 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-1.32%	-31.74%	-34.44%
Service	-2.27%	-32.40%	-35.07%
Bank of New York Mellon Emerging Markets 50 ADR Index	-4.29%	-3.19%	2.70%

Expense Ratios**

Fund	Gross	Net
Investor	2.27%	1.78%
Service	3.27%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	24%
Energy	17%
Financial	17%
Basic Materials	14%
Technology	11%
Consumer, Non-cyclical	10%
Industrial	3%
Utilities	3%
Consumer, Cyclical	1%

Country Composition
Brazil	30%
China	24%
Mexico	11%
Taiwan	10%
South Korea	9%
Other	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36  :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance

UltraShort Latin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 13.64%. For the same period, the Index had a total return of -11.20%(1) and a volatility of 16.57%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	13.64%	-38.11%	-38.94%
Service	12.40%	-38.73%	-39.54%
Bank of New York Mellon Latin America 35 ADR Index	-11.20%	-4.14%	-2.47%

Expense Ratios**

Fund	Gross	Net
Investor	2.50%	1.78%
Service	3.50%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Consumer, Non-cyclical	28%
Financial	19%
Basic Materials	18%
Energy	13%
Communications	8%
Utilities	7%
Industrial	4%
Consumer, Cyclical	3%

Country Composition
Brazil	62%
Mexico	18%
Chile	12%
Colombia	6%
Peru	1%
Argentina	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort China ProFund ::  37

UltraShort China ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) the daily performance of the Bank of New York Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -39.27%. For the same period, the Index had a total return of 19.68%(1) and a volatility of 18.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from February 4, 2008 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-39.27%	-37.32%	-32.47%
Service	-40.00%	-37.92%	-33.12%
Bank of New York Mellon China Select ADR Index	19.68%	0.43%	-2.76%

Expense Ratios**

Fund	Gross	Net
Investor	2.56%	1.78%
Service	3.56%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index — Composition

% of Index
Communications	48%
Energy	22%
Consumer, Non-cyclical	8%
Technology	7%
Financial	5%
Consumer, Cyclical	3%
Utilities	3%
Basic Materials	2%
Industrial	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38  :: UltraShort Japan ProFund :: Management Discussion of Fund Performance

UltraShort Japan ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”) hedged to U.S. dollars. The Fund seeks to provide a return based solely on the local price return of the equity securities in the Index, without any effect from currency movements in the Yen versus the U.S. Dollar. Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -67.03%. For the same period, the Index had a total return of 60.36%(1) in local (Japanese Yen) terms and a volatility of 25.29%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from March 29, 2006 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-67.03%	-27.29%	-16.46%
Service	-67.36%	-28.01%	-17.29%
Nikkei 225 Stock Average - Yen	60.36%	2.39%	-1.23%
Nikkei 225 Stock Average - USD	27.45%	4.32%	1.23%

Expense Ratios**

Fund	Gross	Net
Investor	3.25%	1.78%
Service	4.25%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts (currency)	109%
Futures Contracts (index)	(91)%
Swap Agreements	(109)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer, Cyclical	27%
Industrial	24%
Consumer, Non-cyclical	18%
Communications	11%
Financial	7%
Technology	6%
Basic Materials	6%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)

1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. Dollar-denominated futures contract on the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Banks UltraSector ProFund ::  39

Banks UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 79.08%. For the same period, the Index had a total return of 50.88%(1) and a volatility of 17.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	79.08%	-12.72%	-10.51%
Service	77.55%	-13.55%	-11.39%
Dow Jones U.S. Banks Index	50.88%	-0.40%	-0.89%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.90%	1.78%
Service	2.90%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	86%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	12.6%
J.P. Morgan Chase & Co.	12.4%
Citigroup, Inc.	9.3%
Bank of America Corp.	9.3%
U.S. Bancorp	4.1%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40  :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance

Basic Materials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 18.03%. For the same period, the Index had a total return of 14.38%(1) and a volatility of 17.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	18.03%	-6.77%	6.01%
Service	16.87%	-7.70%	4.97%
Dow Jones U.S. Basic Materials Index	14.38%	0.55%	8.90%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	87%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	6.3%
Monsanto Co.	6.3%
The Dow Chemical Co.	5.0%
Praxair, Inc.	4.3%
Freeport-McMoRan Copper & Gold, Inc.	3.5%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	62%
Industrial Metals	20%
Mining	16%
Forestry and Paper	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Biotechnology UltraSector ProFund ::  41

Biotechnology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 100.81%. For the same period, the Index had a total return of 63.12%(1) and a volatility of 19.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	100.81%	20.33%	15.74%
Service	98.80%	19.16%	14.60%
Dow Jones U.S. Biotechnology Index	63.12%	16.61%	13.81%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	2.00%	1.78%
Service	3.00%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	95%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	10.1%
Amgen, Inc.	8.7%
AbbVie, Inc.	7.7%
Celgene Corp.	6.6%
Biogen Idec, Inc.	5.5%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42  :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance

Consumer Goods UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 38.81%. For the same period, the Index had a total return of 26.74%(2) and a volatility of 11.52%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	38.81%	14.50%	9.27%
Service	37.39%	13.34%	8.18%
Dow Jones U.S. Consumer Goods Index	26.74%	12.62%	9.57%
S&P 500	25.00%	8.26%	6.46%

Expense Ratios**

Fund	Gross	Net
Investor	2.73%	1.78%
Service	3.73%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	93%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	6.8%
Coca-Cola Co.	4.8%
Philip Morris International, Inc.	4.5%
PepsiCo, Inc.	4.0%
Altria Group, Inc.	2.2%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food Producers	25%
Automobiles and Parts	17%
Leisure Goods	16%
Personal Goods	14%
Household Goods	10%
Tobacco	9%
Beverages	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco product companies.

(2)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Consumer Services UltraSector ProFund ::  43

Consumer Services UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 53.52%. For the same period, the Index had a total return of 35.38%(2) and a volatility of 11.64%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	53.52%	20.02%	7.69%
Service	51.98%	18.85%	6.67%
Dow Jones U.S. Consumer Services Index	35.38%	16.43%	8.64%
S&P 500	25.00%	8.26%	6.46%

Expense Ratios**

Fund	Gross	Net
Investor	2.22%	1.78%
Service	3.22%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	92%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	3.1%
Comcast Corp.	2.9%
Walt Disney Co.	2.8%
The Home Depot, Inc.	2.8%
Amazon.com, Inc.	2.6%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	55%
Media	21%
Travel and Leisure	17%
Food and Drug Retailers	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishing and appliances, footwear, clothing and fabrics companies.

(2)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44  :: Financials UltraSector ProFund :: Management Discussion of Fund Performance

Financials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 57.96%. For the same period, the Index had a total return of 38.18%(1) and a volatility of 13.82%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	57.96%	-4.99%	-4.87%
Service	56.36%	-5.94%	-5.82%
Dow Jones U.S. Financials Index	38.18%	2.99%	1.82%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	2.13%	1.78%
Service	3.13%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	3.9%
J.P. Morgan Chase & Co.	3.9%
Berkshire Hathaway, Inc.	3.9%
Citigroup, Inc.	2.9%
Bank of America Corp.	2.9%

Dow Jones U.S. Financials Index — Composition

% of Index
Real Estate Investment Trusts	33%
Nonlife Insurance	26%
General Financial	15%
Banks	12%
Life Insurance	8%
Real Estate Investment & Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Health Care UltraSector ProFund ::  45

Health Care UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 55.96%. For the same period, the Index had a total return of 36.91%(1) and a volatility of 11.91%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	55.96%	15.22%	8.91%
Service	54.43%	14.10%	7.88%
Dow Jones U.S. Health Care Index	36.91%	12.82%	8.95%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	2.22%	1.78%
Service	3.22%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	95%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.8%
Pfizer, Inc.	5.1%
Merck & Co., Inc.	3.8%
Gilead Sciences, Inc.	2.5%
Amgen, Inc.	2.1%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	63%
Health Care Equipment and Services	37%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46  :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance

Industrials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 46.89%. For the same period, the Index had a total return of 31.69%(1) and a volatility of 13.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land- transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	46.89%	6.78%	6.53%
Service	45.44%	5.72%	5.47%
Dow Jones U.S. Industrials Index	31.69%	8.46%	8.27%
S&P 500	25.00%	8.26%	6.46%

Expense Ratios**

Fund	Gross	Net
Investor	2.84%	1.78%
Service	3.84%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	94%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	6.2%
United Technologies Corp.	2.2%
3M Co.	1.9%
Union Pacific Corp.	1.8%
Boeing Co.	1.8%

Dow Jones U.S. Industrials Index — Composition

% of Index
Support Services	28%
General Industrials	20%
Electronic & Electrical Equipment	17%
Industrial Engineering	12%
Construction and Materials	9%
Aerospace and Defense	7%
Industrial Transportation	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Internet UltraSector ProFund :: 47

Internet UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 62.55%. For the same period, the Index had a total return of 41.06%(1) and a volatility of 15.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	62.55%	21.43%	14.24%
Service	60.84%	20.22%	13.11%
Dow Jones Internet Composite Index	41.06%	18.32%	13.55%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.78%
Service	2.89%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	96%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	5.0%
Amazon.com, Inc.	4.1%
eBay, Inc.	3.1%
Priceline.com, Inc.	2.9%
Facebook, Inc.	2.7%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: Mobile Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Mobile Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 48.03%. For the same period, the Index had a total return of 32.63%(1) and a volatility of 16.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	48.03%	-11.20%	-6.90%
Service	46.46%	-12.05%	-7.84%
Dow Jones U.S. Mobile Telecommunications Index	32.63%	-0.86%	0.91%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	2.94%	1.78%
Service	3.94%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	98%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Crown Castle International Corp.	24.8%
SBA Communications Corp.	11.3%
Sprint Corp.	6.2%
T-Mobile U.S., Inc.	4.8%
Telephone & Data Systems, Inc.	3.2%

Dow Jones U.S. Mobile Telecommunications Index — Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Oil & Gas UltraSector ProFund :: 49

Oil & Gas UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 27.08%. For the same period, the Index had a total return of 19.67%(1) and a volatility of 15.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	27.08%	-1.35%	15.60%
Service	25.83%	-2.33%	14.45%
Dow Jones U.S. Oil & Gas Index	19.67%	3.75%	14.92%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.83%	1.78%
Service	2.83%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.6%
Chevron Corp.	9.7%
Schlumberger, Ltd.	4.3%
ConocoPhillips	3.2%
Occidental Petroleum Corp.	2.9%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	68%
Oil Equipment, Services and Distribution	31%
Alternative Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: Oil Equipment, Services & Distributions UltraSector ProFund :: Management Discussion of Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 21.64%. For the same period, the Index had a total return of 16.88%(1) and a volatility of 19.15%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of a subset of the oil and gas industry of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from June 5, 2006 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	21.64%	-12.17%	-3.58%
Service	20.39%	-13.03%	-4.55%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	16.88%	-2.07%	3.72%
S&P 500	25.00%	8.26%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.95%	1.78%
Service	2.95%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	86%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	16.8%
Halliburton Co.	6.5%
National Oilwell Varco, Inc.	4.6%
Kinder Morgan, Inc.	3.7%
The Williams Cos., Inc.	3.6%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Pharmaceuticals UltraSector ProFund :: 51

Pharmaceuticals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 39.19%. For the same period, the Index had a total return of 27.03%(1) and a volatility of 11.82%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	39.19%	16.74%	5.13%
Service	37.88%	15.57%	4.07%
Dow Jones U.S. Pharmaceuticals Index	27.03%	13.76%	6.46%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	2.04%	1.78%
Service	3.04%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	86%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	18.1%
Pfizer, Inc.	13.4%
Merck & Co., Inc.	10.0%
Bristol-Myers Squibb Co.	4.9%
Abbott Laboratories	3.9%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance

Precious Metals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -48.06%. For the same period, the Index had a total return of -31.93%(1) and a volatility of 33.17%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	-48.06%	-21.64%	-4.53%
Service	-48.55%	-22.41%	-5.46%
Dow Jones Precious Metals Index	-31.93%	-8.67%	3.38%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.77%
Service	2.77%	2.77%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	96%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Freeport - McMoRan Copper & Gold, Inc.	13.5%
Goldcorp, Inc.	10.6%
Barrick Gold Corp.	7.8%
Newmont Mining Corp.	6.9%
Randgold Resources, Ltd.	3.2%

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)

Prior to June 19, 2004, the Index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Index. This Index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from July 31, 2003 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

(4)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Real Estate UltraSector ProFund :: 53

Real Estate UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 6.60%. For the same period, the Index had a total return of 6.43%(1) and a volatility of 13.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	6.60%	-1.94%	4.41%
Service	5.62%	-2.87%	3.40%
Dow Jones U.S. Real Estate Index	6.43%	6.45%	9.21%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.78%
Service	2.82%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	88%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.2%
American Tower Corp.	2.9%
Public Storage, Inc.	2.4%
HCP, Inc.	2.1%
Ventas, Inc.	2.0%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance

Semiconductor UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 19.44%. For the same period, the Index had a total return of 15.45%(1) and a volatility of 18.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	19.44%	4.21%	-1.95%
Service	18.27%	3.20%	-2.92%
Dow Jones U.S. Semiconductors Index	15.45%	6.38%	2.70%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	2.32%	1.78%
Service	3.32%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	88%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	19.0%
Texas Instruments, Inc.	7.1%
Applied Materials, Inc.	3.2%
Analog Devices, Inc.	2.5%
Broadcom Corp.	2.4%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Technology UltraSector ProFund :: 55

Technology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 11.16%. For the same period, the Index had a total return of 9.46%(1) and a volatility of 14.78%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	11.16%	8.02%	6.01%
Service	10.02%	6.95%	4.95%
Dow Jones U.S. Technology Index	9.46%	8.73%	7.64%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.78%
Service	2.89%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	13.2%
Microsoft Corp.	7.3%
Google, Inc.	7.1%
International Business Machines Corp.	6.2%
Cisco Systems, Inc.	4.2%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware and Equipment	51%
Software and Computer Services	49%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 7.17%. For the same period, the Index had a total return of 6.81%(1) and a volatility of 13.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	7.17%	7.83%	6.75%
Service	6.01%	6.75%	5.69%
Dow Jones U.S. Telecommunications Index	6.81%	8.73%	8.33%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	2.56%	1.78%
Service	3.56%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	99%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	23.3%
Verizon Communications, Inc.	17.4%
CenturyLink, Inc.	2.7%
Crown Castle International Corp.	2.5%
SBA Communications Corp.	1.1%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	89%
Mobile Telecommunications	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Utilities UltraSector ProFund :: 57

Utilities UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 13.09%. For the same period, the Index had a total return of 10.64%(1) and a volatility of 11.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	13.09%	3.84%	11.19%
Service	11.99%	2.84%	10.08%
Dow Jones U.S. Utilities Index	10.64%	5.58%	10.84%
S&P 500	25.00%	8.26%	7.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.78%
Service	2.87%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	4.8%
Southern Co.	3.8%
Dominion Resources, Inc.	3.3%
NextEra Energy, Inc.	3.0%
Exelon Corp.	2.5%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	63%
Gas,Water & MultiUtilities	37%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: Short Oil & Gas ProFund :: Management Discussion of Fund Performance

Short Oil & Gas ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -20.17%. For the same period, the Index had a total return of 19.67%(1) and a volatility of 15.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-20.17%	-16.35%	-15.22%
Service	-20.67%	-17.06%	-15.97%
Dow Jones U.S. Oil & Gas Index	19.67%	3.75%	7.97%
S&P 500	25.00%	8.26%	6.19%

Expense Ratios**

Fund	Gross	Net
Investor	3.00%	1.78%
Service	4.00%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	68%
Oil Equipment, Services and Distribution	31%
Alternative Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Precious Metals ProFund :: 59

Short Precious Metals ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 29.03%. For the same period, the Index had a total return of -31.93%(1) and a volatility of 33.17%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	29.03%	-12.75%	-13.17%
Service	27.76%	-13.50%	-13.97%
Dow Jones Precious Metals Index	-31.93%	-8.67%	-3.07%
S&P 500	25.00%	8.26%	5.83%

Expense Ratios**

Fund	Gross	Net
Investor	2.19%	1.78%
Service	3.19%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: Short Real Estate ProFund :: Management Discussion of Fund Performance

Short Real Estate ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -9.62%. For the same period, the Index had a total return of 6.43%(1) and a volatility of 13.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-9.62%	-26.49%	-18.42%
Service	-10.58%	-27.18%	-19.20%
Dow Jones U.S. Real Estate Index	6.43%	6.45%	4.95%
S&P 500	25.00%	8.26%	6.19%

Expense Ratios**

Fund	Gross	Net
Investor	2.37%	1.78%
Service	3.37%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: U.S. Government Plus ProFund ::  61

U.S. Government Plus ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -20.94%. For the same period, the Long Bond had a total return of -16.49%(1) and a volatility of 13.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2013 the most recent Long Bond carried a maturity date of May 15, 2043 and a 2.875% coupon.

During the year ended July 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	-20.94%	6.41%	6.09%
Service	-21.81%	5.36%	5.03%
30-year U.S. Treasury Bond	-16.49%	6.93%	6.96%
Barclays Capital U.S. Treasury: Long-Term Index	-12.48%	7.18%	6.83%

Expense Ratios**

Fund	Gross	Net
Investor	1.47%	1.47%
Service	2.47%	2.47%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	76%
U.S. Treasury Obligations	48%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)

The Barclays Capital U.S. Treasury Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62  :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance

Rising Rates Opportunity 10 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the “Note”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Note. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 4.57%. For the same period, the Note had a total return of -6.38%(1) and a volatility of 6.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2013 the most recent Note carried a maturity date of May 15, 2023 and a 1.75% coupon.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for shorting notes in order to gain inverse exposure to the Note. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	4.57%	-8.04%	-4.82%
Service	3.53%	-8.97%	-5.77%
10-year U.S. Treasury Note	-6.38%	5.80%	5.48%
Barclays Capital Composite U.S. Treasury Index	-3.53%	3.93%	4.27%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.77%
Service	2.77%	2.77%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

(3)

The Barclays Capital Composite U.S. Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Rising Rates Opportunity ProFund ::  63

Rising Rates Opportunity ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of 19.38%. For the same period, the Long Bond had a total return of -16.49%(1) and a volatility of 13.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2013 the most recent Long Bond carried a maturity date of May 15, 2043 and a 2.875% coupon.

During the year ended July 31, 2013, the Fund invested in swap agreements as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2003 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Ten Year
Investor	19.38%	-14.45%	-9.77%
Service	18.06%	-15.31%	-10.67%
30-year U.S. Treasury Bond	-16.49%	6.93%	6.96%
Barclays Capital U.S. Treasury: Long-Term Index	-12.48%	7.18%	6.83%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)

The Barclays Capital U.S. Treasury Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64  :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance

Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. Dollar against a basket of six major world currencies (the “Benchmark”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less that the Fund multiple times the return of the Index. For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -3.44%. For the same period, the Index had a price return of -1.22%(1) and a volatility of 6.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese Yen 14%; British Pound Sterling 12%; Canadian Dollar 9%; Swedish Krona 4% and Swiss Franc 4%. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the fund increases. As the value of the U.S. Dollar depreciates versus the Benchmark, the performance of the fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2013, the Fund invested in forward currency contracts and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-3.44%	-0.94%	-0.88%
Service	-4.43%	-1.92%	-1.85%
U.S. Dollar Index	-1.22%	2.20%	-0.26%
S&P 500	25.00%	8.26%	6.30%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	101%
Total Exposure	101%

“Index Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)

The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Falling U.S. Dollar ProFund ::   65

Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. Dollar against a basket of six major world currencies (the “Benchmark”). For the year ended July 31, 2013, the Fund (Investor Class Shares) had a total return of -0.41%. For the same period, the Index had a price return of -1.22%(1) and a volatility of 6.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese Yen 14%; British Pound Sterling 12%; Canadian Dollar 9%; Swedish Krona 4% and Swiss Franc 4%. As the value of the U.S. Dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2013, the Fund invested in forward currency contracts as a substitute for investing directly in securities in order to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to July 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/13

Fund	One Year	Five Year	Since Inception
Investor	-0.41%	-3.44%	-0.04%
Service	-1.37%	-4.40%	-1.03%
U.S. Dollar Index	-1.22%	2.20%	-0.26%
S&P 500	25.00%	8.26%	6.30%

Expense Ratios**

Fund	Gross	Net
Investor	2.06%	1.78%
Service	3.06%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2012. Contractual fee waivers are in effect through November 30, 2013.

Allocation of Portfolio Holdings & Index Composition

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Index Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)

The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

68 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2013 and held for the entire period from February 1, 2013 through July 31, 2013.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13 - 7/31/13	Annualized Expense Ratio During Period 2/1/13 - 7/31/13
Investor Class
Bull ProFund	$1,000.00	$1,126.20	$9.23	1.75%
Mid-Cap ProFund	1,000.00	1,124.00	9.01	1.71%
Small-Cap ProFund	1,000.00	1,158.00	9.52	1.78%
NASDAQ-100 ProFund	1,000.00	1,127.10	9.49	1.80%
Large-Cap Value ProFund	1,000.00	1,132.10	9.36	1.77%
Large-Cap Growth ProFund	1,000.00	1,121.50	9.52	1.81%
Mid-Cap Value ProFund	1,000.00	1,136.50	9.43	1.78%
Mid-Cap Growth ProFund	1,000.00	1,111.90	9.32	1.78%
Small-Cap Value ProFund	1,000.00	1,165.30	9.56	1.78%
Small-Cap Growth ProFund	1,000.00	1,160.20	9.53	1.78%
Europe 30 ProFund	1,000.00	997.10	9.11	1.84%
UltraBull ProFund	1,000.00	1,266.60	9.10	1.62%
UltraMid-Cap ProFund	1,000.00	1,260.30	9.25	1.65%
UltraSmall-Cap ProFund	1,000.00	1,336.40	10.31	1.78%
UltraDow 30 ProFund	1,000.00	1,258.10	9.97	1.78%
UltraNASDAQ-100 ProFund	1,000.00	1,272.80	9.24	1.64%
UltraInternational ProFund	1,000.00	1,058.30	7.91	1.55%
UltraEmerging Markets ProFund	1,000.00	742.00	7.13	1.65%
UltraLatin America ProFund	1,000.00	636.60	7.67	1.89%
UltraChina ProFund	1,000.00	1,062.50	9.10	1.78%
UltraJapan ProFund	1,000.00	1,372.50	10.47	1.78%
Bear ProFund	1,000.00	866.40	7.91	1.71%
Short Small-Cap ProFund	1,000.00	834.10	8.09	1.78%
Short NASDAQ-100 ProFund	1,000.00	856.70	8.19	1.78%
UltraBear ProFund	1,000.00	748.30	7.33	1.69%
UltraShort Mid-Cap ProFund	1,000.00	742.00	7.69	1.78%
UltraShort Small-Cap ProFund	1,000.00	697.90	7.49	1.78%
UltraShort Dow 30 ProFund	1,000.00	760.70	7.77	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	745.80	7.70	1.78%
UltraShort International ProFund	1,000.00	877.10	9.08	1.95%
UltraShort Emerging Markets ProFund	1,000.00	1,236.80	9.87	1.78%
UltraShort Latin America ProFund	1,000.00	1,432.40	10.74	1.78%
UltraShort China ProFund	1,000.00	842.60	8.13	1.78%
UltraShort Japan ProFund	1,000.00	569.90	6.93	1.78%
Banks UltraSector ProFund	1,000.00	1,347.30	10.24	1.76%
Basic Materials UltraSector ProFund	1,000.00	996.60	8.81	1.78%
Biotechnology UltraSector ProFund	1,000.00	1,598.20	10.76	1.67%
Consumer Goods UltraSector ProFund	1,000.00	1,214.10	9.77	1.78%
Consumer Services UltraSector ProFund	1,000.00	1,267.70	10.01	1.78%
Financials UltraSector ProFund	1,000.00	1,249.70	9.93	1.78%
Health Care UltraSector ProFund	1,000.00	1,313.20	10.21	1.78%
Industrials UltraSector ProFund	1,000.00	1,203.90	9.73	1.78%
Internet UltraSector ProFund	1,000.00	1,237.30	9.54	1.72%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,167.40	9.57	1.78%
Oil & Gas UltraSector ProFund	1,000.00	1,095.20	8.42	1.62%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,037.60	8.99	1.78%

Expense Examples (unaudited) :: 69

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13 - 7/31/13	Annualized Expense Ratio During Period 2/1/13 - 7/31/13
Pharmaceuticals UltraSector ProFund	$1,000.00	$1,232.30	$9.85	1.78%
Precious Metals UltraSector ProFund	1,000.00	553.50	6.89	1.79%
Real Estate UltraSector ProFund	1,000.00	1,000.30	8.83	1.78%
Semiconductor UltraSector ProFund	1,000.00	1,201.80	9.72	1.78%
Technology UltraSector ProFund	1,000.00	1,114.50	9.33	1.78%
Telecommunications UltraSector ProFund	1,000.00	1,097.90	9.26	1.78%
Utilities UltraSector ProFund	1,000.00	1,149.30	9.49	1.78%
Short Oil & Gas ProFund	1,000.00	911.20	8.43	1.78%
Short Precious Metals ProFund	1,000.00	1,319.90	10.24	1.78%
Short Real Estate ProFund	1,000.00	964.60	8.67	1.78%
U.S. Government Plus ProFund	1,000.00	905.20	6.38	1.35%
Rising Rates Opportunity 10 ProFund	1,000.00	1,025.00	8.23	1.64%
Rising Rates Opportunity ProFund	1,000.00	1,074.00	7.97	1.55%
Rising U.S. Dollar ProFund	1,000.00	1,017.90	8.36	1.67%
Falling U.S. Dollar ProFund	1,000.00	962.40	8.66	1.78%

Service Class
Bull ProFund	1,000.00	1,120.50	14.46	2.75%
Mid-Cap ProFund	1,000.00	1,118.20	14.23	2.71%
Small-Cap ProFund	1,000.00	1,152.70	14.84	2.78%
NASDAQ-100 ProFund	1,000.00	1,121.40	14.73	2.80%
Large-Cap Value ProFund	1,000.00	1,126.60	14.61	2.77%
Large-Cap Growth ProFund	1,000.00	1,115.80	14.74	2.81%
Mid-Cap Value ProFund	1,000.00	1,131.00	14.69	2.78%
Mid-Cap Growth ProFund	1,000.00	1,106.60	14.52	2.78%
Small-Cap Value ProFund	1,000.00	1,159.50	14.89	2.78%
Small-Cap Growth ProFund	1,000.00	1,154.40	14.85	2.78%
Europe 30 ProFund	1,000.00	991.70	14.02	2.84%
UltraBull ProFund	1,000.00	1,260.10	14.79	2.64%
UltraMid-Cap ProFund	1,000.00	1,253.90	14.81	2.65%
UltraSmall-Cap ProFund	1,000.00	1,329.60	16.06	2.78%
UltraDow 30 ProFund	1,000.00	1,252.50	15.53	2.78%
UltraNASDAQ-100 ProFund	1,000.00	1,266.40	14.84	2.64%
UltraInternational ProFund	1,000.00	1,053.30	12.98	2.55%
UltraEmerging Markets ProFund	1,000.00	737.80	11.42	2.65%
UltraLatin America ProFund	1,000.00	633.30	11.70	2.89%
UltraChina ProFund	1,000.00	1,056.60	14.18	2.78%
UltraJapan ProFund	1,000.00	1,365.90	16.31	2.78%
Bear ProFund	1,000.00	861.20	12.88	2.79%
Short Small-Cap ProFund	1,000.00	829.00	12.61	2.78%
Short NASDAQ-100 ProFund	1,000.00	852.10	12.77	2.78%
UltraBear ProFund	1,000.00	744.50	11.94	2.76%
UltraShort Mid-Cap ProFund	1,000.00	739.00	11.99	2.78%
UltraShort Small-Cap ProFund	1,000.00	692.90	11.67	2.78%
UltraShort Dow 30 ProFund	1,000.00	756.50	12.11	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	741.80	12.01	2.78%
UltraShort International ProFund	1,000.00	870.90	13.68	2.95%
UltraShort Emerging Markets ProFund	1,000.00	1,230.90	15.38	2.78%
UltraShort Latin America ProFund	1,000.00	1,424.10	16.71	2.78%
UltraShort China ProFund	1,000.00	835.40	12.65	2.78%
UltraShort Japan ProFund	1,000.00	567.20	10.80	2.78%
Banks UltraSector ProFund	1,000.00	1,340.00	16.01	2.76%
Basic Materials UltraSector ProFund	1,000.00	991.60	13.73	2.78%
Biotechnology UltraSector ProFund	1,000.00	1,590.40	17.15	2.67%
Consumer Goods UltraSector ProFund	1,000.00	1,208.20	15.22	2.78%
Consumer Services UltraSector ProFund	1,000.00	1,261.50	15.59	2.78%
Financials UltraSector ProFund	1,000.00	1,243.60	15.46	2.78%
Health Care UltraSector ProFund	1,000.00	1,306.90	15.90	2.78%
Industrials UltraSector ProFund	1,000.00	1,197.90	15.15	2.78%
Internet UltraSector ProFund	1,000.00	1,230.50	15.04	2.72%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,161.90	14.90	2.78%
Oil & Gas UltraSector ProFund	1,000.00	1,089.90	13.58	2.62%

70 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13 - 7/31/13	Annualized Expense Ratio During Period 2/1/13 - 7/31/13
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$1,032.30	$14.01	2.78%
Pharmaceuticals UltraSector ProFund	1,000.00	1,226.70	15.35	2.78%
Precious Metals UltraSector ProFund	1,000.00	551.10	10.69	2.78%
Real Estate UltraSector ProFund	1,000.00	995.90	13.76	2.78%
Semiconductor UltraSector ProFund	1,000.00	1,196.40	15.14	2.78%
Technology UltraSector ProFund	1,000.00	1,108.60	14.53	2.78%
Telecommunications UltraSector ProFund	1,000.00	1,091.60	14.42	2.78%
Utilities UltraSector ProFund	1,000.00	1,144.00	14.78	2.78%
Short Oil & Gas ProFund	1,000.00	906.60	13.14	2.78%
Short Precious Metals ProFund	1,000.00	1,312.40	15.94	2.78%
Short Real Estate ProFund	1,000.00	958.90	13.50	2.78%
U.S. Government Plus ProFund	1,000.00	899.40	11.11	2.36%
Rising Rates Opportunity 10 ProFund	1,000.00	1,018.80	13.31	2.66%
Rising Rates Opportunity ProFund	1,000.00	1,068.40	13.18	2.57%
Rising U.S. Dollar ProFund	1,000.00	1,012.60	13.42	2.69%
Falling U.S. Dollar ProFund	1,000.00	958.00	13.50	2.78%

*                 Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Expense Examples (unaudited) :: 71

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13 - 7/31/13	Annualized Expense Ratio During Period 2/1/13 - 7/31/13
Investor Class
Bull ProFund	$1,000.00	$1,016.12	$8.75	1.75%
Mid-Cap ProFund	1,000.00	1,016.31	8.55	1.71%
Small-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
NASDAQ-100 ProFund	1,000.00	1,015.87	9.00	1.80%
Large-Cap Value ProFund	1,000.00	1,016.02	8.85	1.77%
Large-Cap Growth ProFund	1,000.00	1,015.82	9.05	1.81%
Mid-Cap Value ProFund	1,000.00	1,015.97	8.90	1.78%
Mid-Cap Growth ProFund	1,000.00	1,015.97	8.90	1.78%
Small-Cap Value ProFund	1,000.00	1,015.97	8.90	1.78%
Small-Cap Growth ProFund	1,000.00	1,015.97	8.90	1.78%
Europe 30 ProFund	1,000.00	1,015.67	9.20	1.84%
UltraBull ProFund	1,000.00	1,016.76	8.10	1.62%
UltraMid-Cap ProFund	1,000.00	1,016.61	8.25	1.65%
UltraSmall-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
UltraDow 30 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraNASDAQ-100 ProFund	1,000.00	1,016.66	8.20	1.64%
UltraInternational ProFund	1,000.00	1,017.11	7.75	1.55%
UltraEmerging Markets ProFund	1,000.00	1,016.61	8.25	1.65%
UltraLatin America ProFund	1,000.00	1,015.42	9.44	1.89%
UltraChina ProFund	1,000.00	1,015.97	8.90	1.78%
UltraJapan ProFund	1,000.00	1,015.97	8.90	1.78%
Bear ProFund	1,000.00	1,016.31	8.55	1.71%
Short Small-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
Short NASDAQ-100 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraBear ProFund	1,000.00	1,016.41	8.45	1.69%
UltraShort Mid-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Small-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Dow 30 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort International ProFund	1,000.00	1,015.12	9.74	1.95%
UltraShort Emerging Markets ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Latin America ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort China ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Japan ProFund	1,000.00	1,015.97	8.90	1.78%
Banks UltraSector ProFund	1,000.00	1,016.07	8.80	1.76%
Basic Materials UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Biotechnology UltraSector ProFund	1,000.00	1,016.51	8.35	1.67%
Consumer Goods UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Consumer Services UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Financials UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Health Care UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Industrials UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Internet UltraSector ProFund	1,000.00	1,016.27	8.60	1.72%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Oil & Gas UltraSector ProFund	1,000.00	1,016.76	8.10	1.62%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Pharmaceuticals UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Precious Metals UltraSector ProFund	1,000.00	1,015.92	8.95	1.79%
Real Estate UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Semiconductor UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Technology UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Telecommunications UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Utilities UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Short Oil & Gas ProFund	1,000.00	1,015.97	8.90	1.78%
Short Precious Metals ProFund	1,000.00	1,015.97	8.90	1.78%

72 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13 - 7/31/13	Annualized Expense Ratio During Period 2/1/13 - 7/31/13
Short Real Estate ProFund	$1,000.00	$1,015.97	$8.90	1.78%
U.S. Government Plus ProFund	1,000.00	1,018.10	6.76	1.35%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.66	8.20	1.64%
Rising Rates Opportunity ProFund	1,000.00	1,017.11	7.75	1.55%
Rising U.S. Dollar ProFund	1,000.00	1,016.51	8.35	1.67%
Falling U.S. Dollar ProFund	1,000.00	1,015.97	8.90	1.78%

Service Class
Bull ProFund	1,000.00	1,011.16	13.71	2.75%
Mid-Cap ProFund	1,000.00	1,011.36	13.51	2.71%
Small-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
NASDAQ-100 ProFund	1,000.00	1,010.91	13.96	2.80%
Large-Cap Value ProFund	1,000.00	1,011.06	13.81	2.77%
Large-Cap Growth ProFund	1,000.00	1,010.86	14.01	2.81%
Mid-Cap Value ProFund	1,000.00	1,011.01	13.86	2.78%
Mid-Cap Growth ProFund	1,000.00	1,011.01	13.86	2.78%
Small-Cap Value ProFund	1,000.00	1,011.01	13.86	2.78%
Small-Cap Growth ProFund	1,000.00	1,011.01	13.86	2.78%
Europe 30 ProFund	1,000.00	1,010.71	14.16	2.84%
UltraBull ProFund	1,000.00	1,011.70	13.17	2.64%
UltraMid-Cap ProFund	1,000.00	1,011.65	13.22	2.65%
UltraSmall-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
UltraDow 30 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraNASDAQ-100 ProFund	1,000.00	1,011.70	13.17	2.64%
UltraInternational ProFund	1,000.00	1,012.15	12.72	2.55%
UltraEmerging Markets ProFund	1,000.00	1,011.65	13.22	2.65%
UltraLatin America ProFund	1,000.00	1,010.46	14.41	2.89%
UltraChina ProFund	1,000.00	1,011.01	13.86	2.78%
UltraJapan ProFund	1,000.00	1,011.01	13.86	2.78%
Bear ProFund	1,000.00	1,010.96	13.91	2.79%
Short Small-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
Short NASDAQ-100 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraBear ProFund	1,000.00	1,011.11	13.76	2.76%
UltraShort Mid-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Small-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Dow 30 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort International ProFund	1,000.00	1,010.17	14.70	2.95%
UltraShort Emerging Markets ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Latin America ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort China ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Japan ProFund	1,000.00	1,011.01	13.86	2.78%
Banks UltraSector ProFund	1,000.00	1,011.11	13.76	2.76%
Basic Materials UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Biotechnology UltraSector ProFund	1,000.00	1,011.55	13.32	2.67%
Consumer Goods UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Consumer Services UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Financials UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Health Care UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Industrials UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Internet UltraSector ProFund	1,000.00	1,011.31	13.56	2.72%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Oil & Gas UltraSector ProFund	1,000.00	1,011.80	13.07	2.62%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Precious Metals UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Real Estate UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Semiconductor UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Technology UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Telecommunications UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Utilities UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Short Oil & Gas ProFund	1,000.00	1,011.01	13.86	2.78%

Expense Examples (unaudited) :: 73

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13 - 7/31/13	Annualized Expense Ratio During Period 2/1/13 - 7/31/13
Short Precious Metals ProFund	$1,000.00	$1,011.01	$13.86	2.78%
Short Real Estate ProFund	1,000.00	1,011.01	13.86	2.78%
U.S. Government Plus ProFund	1,000.00	1,013.09	11.78	2.36%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.60	13.27	2.66%
Rising Rates Opportunity ProFund	1,000.00	1,012.05	12.82	2.57%
Rising U.S. Dollar ProFund	1,000.00	1,011.46	13.42	2.69%
Falling U.S. Dollar ProFund	1,000.00	1,011.01	13.86	2.78%

*                 Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Schedules of Portfolio Investments

76 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (44.5%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.2%	1,683	$197,635
AbbVie, Inc. (Pharmaceuticals)	0.2%	4,224	192,108
Altria Group, Inc. (Agriculture)	0.2%	5,379	188,588
Amazon.com, Inc.* (Internet)	0.3%	990	298,209
American Express Co. (Diversified Financial Services)	0.2%	2,574	189,884
Amgen, Inc. (Biotechnology)	0.2%	2,013	217,988
Apple Computer, Inc. (Computers)	1.3%	2,508	1,134,869
AT&T, Inc. (Telecommunications)	0.6%	14,388	507,466
Bank of America Corp. (Banks)	0.5%	28,842	421,093
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.6%	4,884	565,908
Boeing Co. (Aerospace/ Defense)	0.2%	1,815	190,756
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.2%	4,389	189,780
Chevron Corp. (Oil & Gas)	0.7%	5,181	652,236
Cisco Systems, Inc. (Telecommunications)	0.4%	14,289	365,084
Citigroup, Inc. (Banks)	0.5%	8,151	424,993
Coca-Cola Co. (Beverages)	0.5%	10,263	411,340
Comcast Corp.—Class A (Media)	0.4%	7,062	318,354
ConocoPhillips (Oil & Gas)	0.2%	3,267	211,898
CVS Caremark Corp. (Retail)	0.2%	3,267	200,888
Exxon Mobil Corp. (Oil & Gas)	1.2%	11,913	1,116,843
General Electric Co. (Miscellaneous Manufacturing)	0.7%	27,654	673,927
Gilead Sciences, Inc.* (Biotechnology)	0.3%	4,092	251,453
Google, Inc.—Class A* (Internet)	0.7%	726	644,397
Intel Corp. (Semiconductors)	0.3%	13,299	309,868
International Business Machines Corp. (Computers)	0.6%	2,805	547,087
J.P. Morgan Chase & Co. (Banks)	0.6%	10,098	562,761
Johnson & Johnson (Pharmaceuticals)	0.8%	7,524	703,495
McDonald’s Corp. (Retail)	0.3%	2,673	262,168
Merck & Co., Inc. (Pharmaceuticals)	0.4%	8,085	389,454
Microsoft Corp. (Software)	0.7%	20,097	639,688
Occidental Petroleum Corp. (Oil & Gas)	0.2%	2,145	191,012
Oracle Corp. (Software)	0.4%	9,834	318,130
PepsiCo, Inc. (Beverages)	0.4%	4,125	344,602
Pfizer, Inc. (Pharmaceuticals)	0.6%	17,853	521,843
Philip Morris International, Inc. (Agriculture)	0.4%	4,389	391,411
Procter & Gamble Co. (Cosmetics/Personal Care)	0.6%	7,326	588,278
Qualcomm, Inc. (Semiconductors)	0.3%	4,620	298,221
Schlumberger, Ltd. (Oil & Gas Services)	0.3%	3,564	289,860
The Goldman Sachs Group, Inc. (Banks)	0.2%	1,155	189,455
The Home Depot, Inc. (Retail)	0.3%	3,894	307,742
U.S. Bancorp (Banks)	0.2%	4,950	184,734
Union Pacific Corp. (Transportation)	0.2%	1,254	198,871
United Technologies Corp. (Aerospace/Defense)	0.3%	2,277	240,382
UnitedHealth Group, Inc. (Healthcare-Services)	0.2%	2,739	199,535
Verizon Communications, Inc. (Telecommunications)	0.4%	7,656	378,819
Visa, Inc.—Class A (Commercial Services)	0.3%	1,353	239,494
Wal-Mart Stores, Inc. (Retail)	0.4%	4,389	342,078
Walt Disney Co. (Media)	0.3%	4,818	311,484
Wells Fargo & Co. (Banks)	0.6%	13,167	572,764
Other Common Stocks	23.7%	442,861	21,065,934
TOTAL COMMON STOCKS (Cost $24,139,089)			40,154,867

Repurchase Agreements(a)(b) (51.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/13, due 8/1/13, total to be received $46,186,032	$46,186,000	$46,186,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,186,000)		46,186,000
TOTAL INVESTMENT SECURITIES (Cost $70,325,089)—95.6%		86,340,867
Net other assets (liabilities)—4.4%		3,967,317
NET ASSETS—100.0%		$90,308,184

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $5,235,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $9,081,450)	108	$427,660

See accompanying notes to the financial statements.

July 31, 2013 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 77

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$20,721,851	$8,097
Equity Index Swap Agreement with UBS AG, based on the S&P 500	20,346,069	7,346
		$15,443

Bull ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$63,539	0.1%
Aerospace/Defense	761,097	0.8%
Agriculture	729,704	0.8%
Airlines	26,927	NM
Apparel	238,378	0.3%
Auto Manufacturers	304,936	0.3%
Auto Parts & Equipment	157,407	0.2%
Banks	3,212,427	3.6%
Beverages	931,030	1.0%
Biotechnology	920,292	1.0%
Building Materials	19,638	NM
Chemicals	977,279	1.1%
Coal	31,478	NM
Commercial Services	722,026	0.8%
Computers	2,388,226	2.6%
Cosmetics/Personal Care	796,119	0.9%
Distribution/Wholesale	128,515	0.1%
Diversified Financial Services	790,322	0.9%
Electric	1,169,057	1.3%
Electrical Components & Equipment	128,290	0.1%
Electronics	507,981	0.6%
Engineering & Construction	48,328	0.1%
Entertainment	12,800	NM
Environmental Control	103,571	0.1%
Food	747,423	0.8%
Forest Products & Paper	74,463	0.1%
Gas	121,174	0.1%
Hand/Machine Tools	51,952	0.1%
Healthcare-Products	729,304	0.8%
Healthcare-Services	520,402	0.6%
Holding Companies-Diversified	21,249	NM
Home Builders	45,152	NM
Home Furnishings	38,505	NM
Household Products/Wares	144,077	0.2%
Housewares	20,508	NM
Insurance	1,762,433	2.0%
Internet	1,452,264	1.6%
Iron/Steel	62,922	0.1%
Leisure Time	77,713	0.1%
Lodging	109,992	0.1%
Machinery-Construction & Mining	159,711	0.2%
Machinery-Diversified	244,166	0.3%
Media	1,494,336	1.7%
Metal Fabricate/Hardware	87,801	0.1%
Mining	157,943	0.2%
Miscellaneous Manufacturing	1,358,364	1.5%
Office/Business Equipment	40,727	NM
Oil & Gas	3,401,939	3.9%
Oil & Gas Services	613,147	0.7%
Packaging & Containers	55,756	0.1%
Pharmaceuticals	2,873,291	3.2%
Pipelines	219,408	0.2%
Real Estate	19,115	NM
REIT	805,556	0.9%
Retail	2,644,660	2.9%
Savings & Loans	25,669	NM
Semiconductors	1,105,158	1.2%
Software	1,420,851	1.6%
Telecommunications	1,545,282	1.7%
Textiles	12,543	NM
Toys/Games/Hobbies	52,498	0.1%
Transportation	668,046	0.7%
Other**	50,153,317	55.5%
Total	$90,308,184	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (42.5%)

	Shares	Value
3D Systems Corp.* (Computers)	756	$35,706
Aaron’s, Inc. (Commercial Services)	567	16,250
ACI Worldwide, Inc.* (Software)	315	14,915
Acuity Brands, Inc. (Electrical Components & Equipment)	378	32,697
Acxiom Corp.* (Software)	630	16,235
ADTRAN, Inc. (Telecommunications)	504	13,321
Advance Auto Parts, Inc. (Retail)	630	51,969
Advent Software, Inc. (Software)	252	7,416
Aecom Technology Corp.* (Engineering & Construction)	882	29,900
Aeropostale, Inc.* (Retail)	630	9,532
Affiliated Managers Group, Inc.* (Diversified Financial Services)	441	79,534
AGCO Corp. (Machinery-Diversified)	819	46,069
Alaska Air Group, Inc.* (Airlines)	567	34,683
Albemarle Corp. (Chemicals)	756	46,880
Alexander & Baldwin, Inc.* (Real Estate)	378	16,742
Alexandria Real Estate Equities, Inc. (REIT)	567	38,840
Alleghany Corp.* (Insurance)	126	50,888
Alliance Data Systems Corp.* (Commercial Services)	441	87,221
Alliant Energy Corp. (Electric)	945	50,057
Alliant Techsystems, Inc. (Aerospace/Defense)	252	23,461
Allscripts Healthcare Solutions, Inc.* (Software)	1,449	22,909
Alpha Natural Resources, Inc.* (Coal)	1,827	9,938
AMC Networks, Inc.*—Class A (Media)	504	34,403
American Campus Communities, Inc. (REIT)	882	33,878
American Eagle Outfitters, Inc. (Retail)	1,449	28,458
American Financial Group, Inc. (Insurance)	630	32,565
Ametek, Inc. (Electrical Components & Equipment)	2,016	93,301
ANN, Inc.* (Retail)	378	12,810
ANSYS, Inc.* (Software)	756	60,359
AOL, Inc. (Internet)	630	23,209
Apollo Group, Inc.*—Class A (Commercial Services)	819	14,922
Apollo Investment Corp. (Investment Companies)	1,890	15,366
AptarGroup, Inc. (Miscellaneous Manufacturing)	567	33,107
Aqua America, Inc. (Water)	1,197	40,530
Arch Coal, Inc. (Coal)	1,764	6,880
Arrow Electronics, Inc.* (Distribution/Wholesale)	882	40,263
Arthur J. Gallagher & Co. (Insurance)	1,071	47,531
Ascena Retail Group, Inc.* (Retail)	1,071	20,446
Ashland, Inc. (Chemicals)	630	54,710
Aspen Insurance Holdings, Ltd. (Insurance)	567	21,257
Associated Banc-Corp. (Banks)	1,386	23,479
Astoria Financial Corp. (Savings & Loans)	693	8,455
Atmel Corp.* (Semiconductors)	3,591	28,369
Atmos Energy Corp. (Gas)	756	33,445
Atwood Oceanics, Inc.* (Oil & Gas)	504	28,395
Avnet, Inc.* (Electronics)	1,134	42,718
Bally Technologies, Inc.* (Entertainment)	315	22,579
BancorpSouth, Inc. (Banks)	693	13,617
Bank of Hawaii Corp. (Banks)	378	21,032
Barnes & Noble, Inc.* (Retail)	315	5,623
BE Aerospace, Inc.* (Aerospace/Defense)	882	61,484
Big Lots, Inc.* (Retail)	504	18,210
Bill Barrett Corp.* (Oil & Gas)	378	8,475
BioMed Realty Trust, Inc. (REIT)	1,575	32,540
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	189	23,056
Black Hills Corp. (Electric)	378	20,053
Bob Evans Farms, Inc. (Retail)	252	12,807
BRE Properties, Inc.—Class A (REIT)	630	33,428
Brinker International, Inc. (Retail)	567	22,765
Broadridge Financial Solutions, Inc. (Software)	1,008	29,172
Brown & Brown, Inc. (Insurance)	1,008	33,254
Cabela’s, Inc.* (Retail)	378	25,946
Cabot Corp. (Chemicals)	504	20,674
Cadence Design Systems, Inc.* (Computers)	2,331	33,986
Camden Property Trust (REIT)	693	48,884
CARBO Ceramics, Inc. (Oil & Gas Services)	189	16,606
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	504	34,141
Carpenter Technology Corp. (Iron/Steel)	378	19,762
Carter’s, Inc. (Apparel)	441	31,452
Cathay Bancorp, Inc. (Banks)	630	14,969
CBOE Holdings, Inc. (Diversified Financial Services)	756	37,876
Charles River Laboratories International, Inc.* (Biotechnology)	378	17,214
Chico’s FAS, Inc. (Retail)	1,323	22,663
Church & Dwight, Inc. (Household Products/Wares)	1,134	72,236
Ciena Corp.* (Telecommunications)	819	18,067
Cimarex Energy Co. (Oil & Gas)	693	52,966
Cinemark Holdings, Inc. (Entertainment)	819	23,849
City National Corp. (Banks)	378	26,282
Clarcor, Inc. (Miscellaneous Manufacturing)	441	24,246
Clean Harbors, Inc.* (Environmental Control)	441	24,890
Cleco Corp. (Electric)	504	24,449
Commerce Bancshares, Inc. (Banks)	630	28,747
Commercial Metals Co. (Iron/Steel)	945	14,638
Community Health Systems, Inc. (Healthcare-Services)	756	34,821
CommVault Systems, Inc.* (Software)	378	31,915
Compass Minerals International, Inc. (Mining)	252	19,051
Compuware Corp. (Software)	1,764	20,004
Concur Technologies, Inc.* (Software)	378	33,600
Convergys Corp. (Commercial Services)	882	16,696
Con-way, Inc. (Transportation)	441	18,279
Copart, Inc.* (Retail)	882	28,674
CoreLogic, Inc.* (Commercial Services)	819	22,850
Corporate Office Properties Trust (REIT)	693	17,658
Corrections Corp. of America (REIT)	945	31,232
Covance, Inc.* (Healthcare-Services)	441	36,383
Crane Co. (Miscellaneous Manufacturing)	378	23,020
Cree, Inc.* (Semiconductors)	1,008	70,459
CST Brands, Inc.* (Retail)	504	16,435
Cullen/Frost Bankers, Inc. (Banks)	504	36,309
Cypress Semiconductor Corp. (Semiconductors)	1,134	14,481
Cytec Industries, Inc. (Chemicals)	378	29,446
Dean Foods Co.* (Food)	1,575	17,168
Deckers Outdoor Corp.* (Apparel)	315	17,271
Deluxe Corp. (Commercial Services)	441	18,085
DeVry, Inc. (Commercial Services)	441	13,265
Dick’s Sporting Goods, Inc. (Retail)	819	42,105

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
Diebold, Inc. (Computers)	504	$16,461
Domino’s Pizza, Inc. (Retail)	441	27,598
Domtar Corp. (Forest Products & Paper)	252	17,517
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,134	41,108
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	567	14,039
Dresser-Rand Group, Inc.* (Oil & Gas Services)	630	38,348
Dril-Quip, Inc.* (Oil & Gas Services)	315	28,637
DST Systems, Inc. (Computers)	252	17,648
Duke Realty Corp. (REIT)	2,709	44,617
Eagle Materials, Inc. (Building Materials)	378	25,507
East West Bancorp, Inc. (Banks)	1,134	34,961
Eaton Vance Corp. (Diversified Financial Services)	1,008	40,794
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	945	36,345
Energen Corp. (Oil & Gas)	630	37,731
Energizer Holdings, Inc. (Electrical Components & Equipment)	504	51,307
Equinix, Inc.* (Internet)	441	79,094
Equity One, Inc. (REIT)	504	11,663
Essex Property Trust, Inc. (REIT)	315	50,806
Esterline Technologies Corp.* (Aerospace/Defense)	252	20,523
Everest Re Group, Ltd. (Insurance)	441	58,886
Exelis, Inc. (Aerospace/Defense)	1,575	23,279
Extra Space Storage, Inc. (REIT)	882	37,088
FactSet Research Systems, Inc. (Media)	315	34,392
Fair Isaac Corp. (Software)	315	15,737
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,071	13,516
Federal Realty Investment Trust (REIT)	567	59,722
Federated Investors, Inc.—Class B (Diversified Financial Services)	756	21,947
Fidelity National Title Group, Inc.—Class A (Insurance)	1,764	43,183
First American Financial Corp. (Insurance)	882	20,048
First Horizon National Corp. (Banks)	2,016	24,857
First Niagara Financial Group, Inc. (Savings & Loans)	2,961	31,653
FirstMerit Corp. (Banks)	1,386	31,074
Flowers Foods, Inc. (Food)	1,449	33,269
Foot Locker, Inc. (Retail)	1,260	45,524
Fortune Brands Home & Security, Inc. (Building Materials)	1,386	57,256
FTI Consulting, Inc.* (Commercial Services)	315	11,737
Fulton Financial Corp. (Banks)	1,638	20,622
Gartner Group, Inc.* (Commercial Services)	756	45,368
GATX Corp. (Trucking & Leasing)	378	17,078
General Cable Corp. (Electrical Components & Equipment)	441	13,900
Genesee & Wyoming, Inc.*—Class A (Transportation)	441	39,540
Gentex Corp. (Electronics)	1,197	27,028
Global Payments, Inc. (Commercial Services)	630	29,175
Graco, Inc. (Machinery-Diversified)	504	35,169
Granite Construction, Inc. (Engineering & Construction)	315	9,529
Great Plains Energy, Inc. (Electric)	1,260	30,479
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,008	77,797
Greenhill & Co., Inc. (Diversified Financial Services)	189	9,514
Greif, Inc.—Class A (Packaging & Containers)	252	13,941
GUESS?, Inc. (Retail)	504	16,975
Hancock Holding Co. (Banks)	693	22,703
Hanesbrands, Inc. (Apparel)	819	51,974
Hanover Insurance Group, Inc. (Insurance)	378	20,348
Harris Teeter Supermarkets, Inc. (Food)	441	21,688
Harsco Corp. (Miscellaneous Manufacturing)	693	17,852
Hawaiian Electric Industries, Inc. (Electric)	819	21,835
HCC Insurance Holdings, Inc. (Insurance)	819	36,470
Health Management Associates, Inc.*—Class A (Healthcare-Services)	2,142	28,874
Health Net, Inc.* (Healthcare-Services)	693	21,254
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	819	20,778
Henry Schein, Inc.* (Healthcare-Products)	756	78,495
Herman Miller, Inc. (Office Furnishings)	504	14,167
Highwoods Properties, Inc. (REIT)	693	25,142
Hill-Rom Holdings, Inc. (Healthcare-Products)	504	18,683
Hillshire Brands Co. (Food)	1,008	35,492
HMS Holdings Corp.* (Commercial Services)	756	18,288
HNI Corp. (Office Furnishings)	378	14,406
HollyFrontier Corp. (Oil & Gas)	1,701	77,480
Hologic, Inc.* (Healthcare-Products)	2,268	51,484
Home Properties, Inc. (REIT)	441	28,140
Hospitality Properties Trust (REIT)	1,197	34,103
HSN, Inc. (Retail)	315	18,919
Hubbell, Inc.—Class B (Electrical Components & Equipment)	441	47,341
Huntington Ingalls Industries, Inc. (Shipbuilding)	441	27,421
IDACORP, Inc. (Electric)	441	23,272
IDEX Corp. (Machinery-Diversified)	693	41,337
IDEXX Laboratories, Inc.* (Healthcare-Products)	441	43,214
Informatica Corp.* (Software)	882	33,666
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,260	28,766
Ingredion, Inc. (Food)	630	42,335
Integrated Device Technology, Inc.* (Semiconductors)	1,260	11,353
InterDigital, Inc. (Telecommunications)	315	12,515
International Bancshares Corp. (Banks)	441	10,677
International Rectifier Corp.* (Semiconductors)	567	13,670
International Speedway Corp.—Class A (Entertainment)	189	6,398
Intersil Corp.—Class A (Semiconductors)	1,071	10,935
Intrepid Potash, Inc. (Chemicals)	441	5,636
Itron, Inc.* (Electronics)	315	13,583
ITT Corp. (Miscellaneous Manufacturing)	756	23,617
J.B. Hunt Transport Services, Inc. (Transportation)	756	56,647
Jack Henry & Associates, Inc. (Computers)	693	33,472
Janus Capital Group, Inc. (Diversified Financial Services)	1,575	14,758
Jarden Corp.* (Household Products/Wares)	819	37,240
JetBlue Airways Corp.* (Airlines)	1,890	12,361
John Wiley & Sons, Inc. (Media)	378	17,059
Jones Lang LaSalle, Inc. (Real Estate)	378	34,409

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
KB Home (Home Builders)	693	$12,301
KBR, Inc. (Engineering & Construction)	1,260	39,412
Kemper Corp. (Insurance)	441	15,413
Kennametal, Inc. (Hand/Machine Tools)	630	27,304
Kilroy Realty Corp. (REIT)	630	32,974
Kirby Corp.* (Transportation)	504	42,568
Lamar Advertising Co.*—Class A (Advertising)	441	19,109
Lancaster Colony Corp. (Food)	189	15,693
Landstar System, Inc. (Transportation)	378	20,435
Lender Processing Services, Inc. (Commercial Services)	693	22,647
Lennox International, Inc. (Building Materials)	378	27,148
Lexmark International, Inc.—Class A (Computers)	504	18,895
Liberty Property Trust (REIT)	1,008	38,516
Life Time Fitness, Inc.* (Leisure Time)	315	16,786
LifePoint Hospitals, Inc.* (Healthcare-Services)	378	18,582
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	693	40,915
LKQ Corp.* (Distribution/Wholesale)	2,520	65,696
Louisiana-Pacific Corp.* (Building Materials)	1,134	18,439
M.D.C. Holdings, Inc. (Home Builders)	315	9,967
Mack-Cali Realty Corp. (REIT)	693	16,674
Mallinckrodt PLC* (Pharmaceuticals)	504	23,129
Manpower, Inc. (Commercial Services)	630	42,128
ManTech International Corp.—Class A (Software)	189	5,583
Martin Marietta Materials (Building Materials)	378	37,649
Masimo Corp. (Healthcare-Products)	441	10,271
Matson, Inc. (Transportation)	378	10,705
Matthews International Corp.—Class A (Commercial Services)	252	9,747
MDU Resources Group, Inc. (Electric)	1,575	44,163
Mednax, Inc.* (Healthcare-Services)	441	42,963
Mentor Graphics Corp. (Computers)	819	16,814
Mercury General Corp. (Insurance)	315	13,923
Meredith Corp. (Media)	315	14,969
Mettler Toledo International, Inc.* (Electronics)	252	55,591
Micros Systems, Inc.* (Computers)	630	30,700
Mine Safety Appliances Co. (Environmental Control)	252	13,389
Minerals Technologies, Inc. (Chemicals)	315	14,490
Mohawk Industries, Inc.* (Textiles)	504	59,971
Monster Worldwide, Inc.* (Commercial Services)	945	5,405
MSC Industrial Direct Co.—Class A (Retail)	378	30,599
MSCI, Inc.*—Class A (Software)	1,008	35,330
National Fuel Gas Co. (Electric)	693	44,927
National Instruments Corp. (Electronics)	819	23,088
National Retail Properties, Inc. (REIT)	1,008	35,270
NCR Corp.* (Computers)	1,386	49,895
NeuStar, Inc.*—Class A (Telecommunications)	567	31,798
New York Community Bancorp (Savings & Loans)	3,654	55,430
NewMarket Corp. (Chemicals)	63	17,171
Nordson Corp. (Machinery-Diversified)	441	31,823
NV Energy, Inc. (Electric)	1,953	46,149
NVR, Inc.* (Home Builders)	63	58,312
Oceaneering International, Inc. (Oil & Gas Services)	882	71,522
Office Depot, Inc.* (Retail)	2,394	10,366
OGE Energy Corp. (Electric)	1,638	61,260
Oil States International, Inc.* (Oil & Gas Services)	441	42,878
Old Republic International Corp. (Insurance)	2,016	29,131
Olin Corp. (Chemicals)	693	16,909
OMEGA Healthcare Investors, Inc. (REIT)	945	30,079
Omnicare, Inc. (Pharmaceuticals)	882	46,560
Oshkosh Truck Corp.* (Auto Manufacturers)	756	33,884
Owens & Minor, Inc. (Distribution/Wholesale)	504	18,124
Packaging Corp. of America (Packaging & Containers)	819	44,054
Panera Bread Co.*—Class A (Retail)	252	42,097
Patterson-UTI Energy, Inc. (Oil & Gas)	1,197	23,665
Plantronics, Inc. (Telecommunications)	378	17,573
PNM Resources, Inc. (Electric)	693	16,272
Polaris Industries, Inc. (Leisure Time)	504	56,519
Polycom, Inc.* (Telecommunications)	1,449	13,852
Post Holdings, Inc.* (Food)	252	11,690
Potlatch Corp. (REIT)	315	13,869
Primerica, Inc. (Insurance)	378	15,513
Prosperity Bancshares, Inc. (Banks)	378	22,310
Protective Life Corp. (Insurance)	630	27,298
PTC, Inc.* (Software)	1,008	27,297
Questar Corp. (Gas)	1,449	34,573
R.R. Donnelley & Sons Co. (Commercial Services)	1,512	28,713
Rackspace Hosting, Inc.* (Internet)	945	42,799
Raymond James Financial Corp. (Diversified Financial Services)	945	41,646
Rayonier, Inc. (REIT)	1,071	62,589
Realty Income Corp. (REIT)	1,638	71,105
Regal-Beloit Corp. (Hand/Machine Tools)	378	24,449
Regency Centers Corp. (REIT)	756	39,864
Regis Corp. (Retail)	504	8,754
Reinsurance Group of America, Inc. (Insurance)	630	42,897
Reliance Steel & Aluminum Co. (Iron/Steel)	630	44,226
Rent-A-Center, Inc. (Commercial Services)	504	20,155
ResMed, Inc. (Healthcare-Products)	1,197	57,037
RF Micro Devices, Inc.* (Telecommunications)	2,331	12,098
Riverbed Technology, Inc.* (Computers)	1,386	21,677
Rock-Tenn Co.—Class A (Packaging & Containers)	630	72,040
Rollins, Inc. (Commercial Services)	567	14,459
Rosetta Resources, Inc.* (Oil & Gas)	504	22,987
Rovi Corp.* (Semiconductors)	882	19,871
Royal Gold, Inc. (Mining)	567	29,308
RPM, Inc. (Chemicals)	1,134	39,962
Saks, Inc.* (Retail)	819	13,120
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	441	32,590
Scholastic Corp. (Media)	252	7,686
Scientific Games Corp.*—Class A (Entertainment)	441	6,011
SEI Investments Co. (Commercial Services)	1,134	35,846
Semtech Corp.* (Semiconductors)	567	17,152
Senior Housing Properties Trust (REIT)	1,575	39,611
Sensient Technologies Corp. (Chemicals)	441	19,408
Service Corp. International (Commercial Services)	1,764	33,464
Signature Bank* (Banks)	378	34,606
Signet Jewelers, Ltd. (Retail)	693	50,665
Silgan Holdings, Inc. (Packaging & Containers)	378	18,235

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 81

Common Stocks, continued

	Shares	Value
Silicon Laboratories, Inc.* (Semiconductors)	315	$12,304
Skyworks Solutions, Inc.* (Semiconductors)	1,575	37,832
SL Green Realty Corp. (REIT)	756	68,531
SM Energy Co. (Oil & Gas)	567	38,969
Smithfield Foods, Inc.* (Food)	1,071	35,556
Solarwinds, Inc.* (Software)	504	17,887
Solera Holdings, Inc. (Software)	567	32,268
Sonoco Products Co. (Packaging & Containers)	819	31,523
Sotheby’s—Class A (Commercial Services)	567	25,516
SPX Corp. (Miscellaneous Manufacturing)	378	28,883
StanCorp Financial Group, Inc. (Insurance)	378	20,068
Steel Dynamics, Inc. (Iron/Steel)	1,827	28,428
STERIS Corp. (Healthcare-Products)	504	22,690
Strayer Education, Inc. (Commercial Services)	63	2,788
SunEdison, Inc.* (Semiconductors)	1,953	19,686
Superior Energy Services, Inc.* (Oil & Gas Services)	1,323	33,895
SUPERVALU, Inc.* (Food)	1,701	13,625
SVB Financial Group* (Banks)	378	32,969
Synopsys, Inc.* (Computers)	1,260	46,670
Synovus Financial Corp. (Banks)	6,615	22,028
Taubman Centers, Inc. (REIT)	504	36,903
TCF Financial Corp. (Banks)	1,386	21,123
Tech Data Corp.* (Electronics)	315	16,172
Techne Corp. (Healthcare-Products)	315	23,228
Teleflex, Inc. (Healthcare-Products)	315	25,020
Telephone & Data Systems, Inc. (Telecommunications)	819	21,712
Tempur-Pedic International, Inc.* (Home Furnishings)	504	19,984
Terex Corp.* (Machinery-Construction & Mining)	945	27,859
The Brink’s Co. (Commercial Services)	378	10,104
The Cheesecake Factory, Inc. (Retail)	441	18,716
The Cooper Cos., Inc. (Healthcare-Products)	378	48,138
The Corporate Executive Board Co. (Commercial Services)	252	16,992
The New York Times Co.*—Class A (Media)	1,008	12,277
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	315	15,829
The Timken Co. (Metal Fabricate/Hardware)	693	40,485
The Valspar Corp. (Chemicals)	693	47,207
The Wendy’s Co. (Retail)	2,394	17,022
Thor Industries, Inc. (Home Builders)	378	20,431
Thoratec Corp.* (Healthcare-Products)	504	16,526
Tibco Software, Inc.* (Internet)	1,323	32,996
Tidewater, Inc. (Transportation)	441	26,015
Toll Brothers, Inc.* (Home Builders)	1,260	41,416
Tootsie Roll Industries, Inc. (Food)	189	6,400
Towers Watson & Co.—Class A (Commercial Services)	441	37,146
Tractor Supply Co. (Retail)	567	68,680
Trimble Navigation, Ltd.* (Electronics)	2,142	61,132
Trinity Industries, Inc. (Miscellaneous Manufacturing)	630	24,803
Triumph Group, Inc. (Aerospace/Defense)	441	34,601
Trustmark Corp. (Banks)	567	15,292
Tupperware Corp. (Household Products/Wares)	441	37,167
tw telecom, Inc.* (Telecommunications)	1,260	37,523
UDR, Inc. (REIT)	2,079	52,058
UGI Corp. (Gas)	945	39,681
Under Armour, Inc.*—Class A (Apparel)	630	42,292
Unit Corp.* (Oil & Gas)	378	17,040
United Natural Foods, Inc.* (Food)	441	25,843
United Rentals, Inc.* (Commercial Services)	756	43,334
United Therapeutics Corp.* (Biotechnology)	378	28,290
Universal Corp. (Agriculture)	189	11,586
Universal Health Services, Inc.—Class B (Healthcare-Services)	756	52,883
URS Corp. (Engineering & Construction)	630	29,295
UTI Worldwide, Inc. (Transportation)	882	14,553
Valassis Communications, Inc.—Class A (Commercial Services)	315	9,018
Valley National Bancorp (Banks)	1,638	16,953
Valmont Industries, Inc. (Metal Fabricate/Hardware)	189	26,392
ValueClick, Inc.* (Internet)	567	13,857
VCA Antech, Inc.* (Pharmaceuticals)	756	21,743
Vectren Corp. (Gas)	693	25,655
VeriFone Systems, Inc.* (Software)	882	16,820
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,827	145,794
Vishay Intertechnology, Inc.* (Electronics)	1,134	16,318
W.R. Berkley Corp. (Insurance)	945	40,040
Wabtec Corp. (Machinery-Diversified)	819	47,551
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	693	35,385
Washington Federal, Inc. (Savings & Loans)	882	19,184
Waste Connections, Inc. (Environmental Control)	1,008	43,606
Watsco, Inc. (Distribution/Wholesale)	252	23,524
Webster Financial Corp. (Banks)	756	20,593
Weingarten Realty Investors (REIT)	945	29,597
WellCare Health Plans, Inc.* (Healthcare-Services)	378	23,069
Werner Enterprises, Inc. (Transportation)	378	9,095
Westamerica Bancorp (Banks)	252	12,093
Westar Energy, Inc. (Electric)	1,071	35,975
WEX, Inc.* (Commercial Services)	315	27,386
WGL Holdings, Inc. (Gas)	441	20,273
Whitewave Foods Co.* (Food)	1,449	27,082
Williams-Sonoma, Inc. (Retail)	693	40,790
WMS Industries, Inc.* (Leisure Time)	441	11,356
Woodward, Inc. (Electronics)	504	20,624
World Fuel Services Corp. (Retail)	630	24,406
Worthington Industries, Inc. (Metal Fabricate/Hardware)	441	15,775
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	441	20,361
TOTAL COMMON STOCKS (Cost $7,332,469)		11,811,474

See accompanying notes to the financial statements.

82 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (65.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $18,156,013	$18,156,000	$18,156,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,156,000)		18,156,000
TOTAL INVESTMENT SECURITIES (Cost $25,488,469)—107.8%		29,967,474
Net other assets (liabilities)—(7.8)%		(2,172,115)
NET ASSETS—100.0%		$27,795,359

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $2,158,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $2,459,600)	20	$160,065

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$8,699,311	$80,541
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	4,827,778	39,395
		$119,936

Mid-Cap ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$19,109	0.1%
Aerospace/Defense	163,348	0.6%
Agriculture	11,586	NM
Airlines	47,044	0.2%
Apparel	142,989	0.5%
Auto Manufacturers	33,884	0.1%
Banks	507,296	1.8%
Beverages	77,797	0.3%
Biotechnology	214,354	0.8%
Building Materials	165,999	0.6%
Chemicals	312,493	1.1%
Coal	16,818	0.1%
Commercial Services	678,705	2.4%
Computers	321,924	1.2%
Distribution/Wholesale	176,374	0.6%
Diversified Financial Services	281,453	1.0%
Electric	418,891	1.5%
Electrical Components & Equipment	238,546	0.9%
Electronics	276,254	1.0%
Engineering & Construction	108,136	0.4%
Entertainment	72,876	0.3%
Environmental Control	81,885	0.3%
Food	285,842	1.0%
Forest Products & Paper	17,517	0.1%
Gas	153,627	0.6%
Hand/Machine Tools	92,668	0.3%
Healthcare-Products	394,787	1.4%
Healthcare-Services	258,829	0.9%
Home Builders	142,427	0.5%
Home Furnishings	19,984	0.1%
Household Products/Wares	162,472	0.6%
Insurance	568,713	2.0%
Internet	191,955	0.7%
Investment Companies	15,366	0.1%
Iron/Steel	107,054	0.4%
Leisure Time	84,661	0.3%
Machinery-Construction & Mining	27,859	0.1%
Machinery-Diversified	222,310	0.8%
Media	120,786	0.4%
Metal Fabricate/Hardware	82,652	0.3%
Mining	48,359	0.2%
Miscellaneous Manufacturing	250,777	0.9%
Office Furnishings	28,573	0.1%
Oil & Gas	307,710	1.1%
Oil & Gas Services	252,663	0.9%
Packaging & Containers	179,793	0.6%
Pharmaceuticals	160,367	0.6%
Real Estate	51,151	0.2%
REIT	1,095,381	3.9%
Retail	752,673	2.7%
Savings & Loans	114,722	0.4%
Semiconductors	269,628	1.0%
Shipbuilding	27,421	0.1%
Software	421,113	1.5%
Telecommunications	178,458	0.6%
Textiles	59,971	0.2%
Transportation	237,836	0.9%
Trucking & Leasing	17,078	0.1%
Water	40,530	0.1%
Other**	15,983,885	57.5%
Total	$27,795,359	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 83

Common Stocks (29.9%)

	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Electrical Components & Equipment)	0.1%	306	$26,469
Align Technology, Inc.* (Healthcare-Products)	0.1%	510	21,950
Aspen Technology, Inc.* (Software)	0.1%	663	21,574
athenahealth, Inc.* (Software)	0.1%	255	28,548
Axiall Corp. (Chemicals)	0.1%	510	22,481
Brunswick Corp. (Leisure Time)	0.1%	663	25,028
Centene Corp.* (Healthcare-Services)	0.1%	408	22,632
Chart Industries, Inc.* (Machinery-Diversified)	0.1%	204	23,195
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	357	19,629
Cleco Corp. (Electric)	0.1%	459	22,266
CNO Financial Group, Inc. (Insurance)	0.1%	1,581	22,578
CommVault Systems, Inc.* (Software)	0.1%	357	30,143
CoStar Group, Inc.* (Commercial Services)	0.1%	204	31,936
Dana Holding Corp. (Auto Parts & Equipment)	0.1%	1,071	23,402
EMCOR Group, Inc. (Engineering & Construction)	0.1%	510	21,053
FEI Co. (Electronics)	0.1%	255	19,751
Fifth & Pacific Cos., Inc.* (Retail)	0.1%	867	20,651
FirstMerit Corp. (Banks)	0.1%	1,173	26,300
Hancock Holding Co. (Banks)	0.1%	612	20,049
HealthSouth Corp. (Healthcare-Services)	0.1%	612	19,927
HEICO Corp. (Aerospace/ Defense)	0.1%	408	23,175
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	0.1%	765	19,407
Highwoods Properties, Inc. (REIT)	0.1%	612	22,204
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	816	23,542
LaSalle Hotel Properties (REIT)	0.1%	714	19,236
Lumber Liquidators Holdings, Inc.* (Retail)	0.1%	204	19,750
MAXIMUS, Inc. (Commercial Services)	0.1%	510	19,181
PAREXEL International Corp.* (Commercial Services)	0.1%	408	20,177
Piedmont Natural Gas Co., Inc. (Gas)	0.1%	561	19,382
PolyOne Corp. (Chemicals)	0.1%	714	20,641
Prospect Capital Corp. (Investment Companies)	0.1%	1,785	19,546
Prosperity Bancshares, Inc. (Banks)	0.1%	459	27,091
PTC, Inc.* (Software)	0.1%	867	23,478
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	0.1%	357	23,854
RLJ Lodging Trust (REIT)	0.1%	918	22,234
Rosetta Resources, Inc.* (Oil & Gas)	0.1%	459	20,934
Sotheby’s—Class A (Commercial Services)	0.1%	510	22,949
Sourcefire, Inc.* (Internet)	0.1%	255	19,236
Team Health Holdings, Inc.* (Commercial Services)	0.1%	510	20,512
Teledyne Technologies, Inc.* (Aerospace/Defense)	0.1%	255	20,444
Tenneco, Inc.* (Auto Parts & Equipment)	0.1%	459	22,183
The Middleby Corp.* (Machinery-Diversified)	0.1%	153	27,378
The Ultimate Software Group, Inc.* (Software)	0.1%	204	27,601
United Natural Foods, Inc.* (Food)	0.1%	357	20,919
US Airways Group, Inc.* (Airlines)	0.1%	1,173	22,698
ViaSat, Inc.* (Telecommunications)	0.1%	306	20,438
WEX, Inc.* (Commercial Services)	0.1%	255	22,169
Wolverine World Wide, Inc. (Apparel)	0.1%	357	20,531
Woodward, Inc. (Electronics)	0.1%	510	20,870
Other Common Stocks	25.0%	627,759	9,243,921
TOTAL COMMON STOCKS (Cost $7,849,632)			10,345,243

Repurchase Agreements(a)(b) (91.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/13, due 8/1/13, total to be received $31,776,022	$31,776,000	$31,776,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,776,000)		31,776,000
TOTAL INVESTMENT SECURITIES (Cost $39,625,632)—121.6%		42,121,243
Net other assets (liabilities)—(21.6)%		(7,483,288)
NET ASSETS—100.0%		$34,637,955

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $3,191,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

84 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2013

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/23/13 (Underlying notional amount at value $4,586,120)	44	$159,978

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$11,441,733	$82,808
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	8,395,595	38,138
		$120,946

Small-Cap ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$17,047	NM
Aerospace/Defense	139,635	0.4%
Agriculture	32,873	0.1%
Airlines	64,875	0.2%
Apparel	90,401	0.3%
Auto Manufacturers	6,020	NM
Auto Parts & Equipment	124,123	0.4%
Banks	650,371	1.9%
Biotechnology	283,406	0.8%
Building Materials	111,900	0.3%
Chemicals	208,857	0.6%
Coal	39,443	0.1%
Commercial Services	659,830	1.8%
Computers	187,892	0.5%
Cosmetics/Personal Care	8,376	NM
Distribution/Wholesale	92,013	0.3%
Diversified Financial Services	213,324	0.6%
Electric	229,208	0.7%
Electrical Components & Equipment	150,801	0.4%
Electronics	210,434	0.6%
Energy-Alternate Sources	28,251	0.1%
Engineering & Construction	76,810	0.2%
Entertainment	77,978	0.2%
Environmental Control	56,363	0.2%
Food	195,495	0.6%
Forest Products & Paper	76,242	0.2%
Gas	103,450	0.3%
Hand/Machine Tools	13,302	NM
Healthcare-Products	370,458	1.1%
Healthcare-Services	175,951	0.5%
Holding Companies-Diversified	19,166	0.1%
Home Builders	74,556	0.2%
Home Furnishings	40,811	0.1%
Household Products/Wares	55,839	0.2%
Housewares	5,031	NM
Insurance	264,275	0.8%
Internet	317,764	0.9%
Investment Companies	116,953	0.3%
Iron/Steel	22,826	0.1%
Leisure Time	71,359	0.2%
Lodging	31,548	0.1%
Machinery-Construction & Mining	5,355	NM
Machinery-Diversified	122,230	0.4%
Media	104,327	0.3%
Metal Fabricate/Hardware	71,595	0.2%
Mining	99,372	0.3%
Miscellaneous Manufacturing	171,655	0.5%
Office Furnishings	52,068	0.2%
Oil & Gas	307,530	0.9%
Oil & Gas Services	169,142	0.5%
Packaging & Containers	23,005	0.1%
Pharmaceuticals	338,082	1.0%
Pipelines	24,443	0.1%
Private Equity	15,388	NM
Real Estate	34,806	0.1%
REIT	827,532	2.3%
Retail	637,541	1.8%
Savings & Loans	128,731	0.4%
Semiconductors	385,463	1.1%
Software	515,258	1.5%
Storage/Warehousing	17,547	0.1%
Telecommunications	343,156	1.0%
Textiles	8,080	NM
Toys/Games/Hobbies	7,101	NM
Transportation	178,161	0.5%
Trucking & Leasing	20,344	0.1%
Water	22,074	0.1%
Other**	24,292,712	70.1%
Total	$34,637,955	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 85

Common Stocks (63.9%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,623	$137,062
Adobe Systems, Inc.* (Software)	3,432	162,265
Akamai Technologies, Inc.* (Software)	1,221	57,631
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,320	153,424
Altera Corp. (Semiconductors)	2,178	77,450
Amazon.com, Inc.* (Internet)	3,102	934,385
Amgen, Inc. (Biotechnology)	5,115	553,903
Analog Devices, Inc. (Semiconductors)	2,112	104,248
Apple Computer, Inc. (Computers)	6,402	2,896,904
Applied Materials, Inc. (Semiconductors)	8,184	133,481
Autodesk, Inc.* (Software)	1,518	53,722
Automatic Data Processing, Inc. (Commercial Services)	3,300	237,897
Avago Technologies, Ltd. (Semiconductors)	1,683	61,732
Baidu, Inc.*ADR (Internet)	1,881	248,875
Bed Bath & Beyond, Inc.* (Retail)	1,485	113,558
Biogen Idec, Inc.* (Biotechnology)	1,617	352,716
Broadcom Corp.—Class A (Semiconductors)	3,564	98,259
C.H. Robinson Worldwide, Inc. (Transportation)	1,089	64,926
CA, Inc. (Software)	3,102	92,253
Catamaran Corp.* (Pharmaceuticals)	1,419	74,923
Celgene Corp.* (Biotechnology)	2,838	416,789
Cerner Corp.* (Software)	2,343	114,807
Charter Communications, Inc.*—Class A (Media)	693	87,138
Check Point Software Technologies, Ltd.* (Software)	1,353	76,187
Cisco Systems, Inc. (Telecommunications)	36,465	931,681
Citrix Systems, Inc.* (Software)	1,287	92,690
Cognizant Technology Solutions Corp.* (Computers)	2,046	148,110
Comcast Corp.—Class A (Media)	14,520	654,561
Costco Wholesale Corp. (Retail)	2,970	348,351
Dell, Inc. (Computers)	11,913	150,938
DENTSPLY International, Inc. (Healthcare-Products)	990	42,451
DIRECTV*—Class A (Media)	3,828	242,198
Discovery Communications, Inc.*—Class A (Media)	990	78,923
Dollar Tree, Inc.* (Retail)	1,518	81,441
eBay, Inc.* (Internet)	8,844	457,146
Equinix, Inc.* (Internet)	330	59,186
Expedia, Inc. (Internet)	825	38,882
Expeditors International of Washington, Inc. (Transportation)	1,419	57,214
Express Scripts Holding Co.* (Pharmaceuticals)	5,577	365,572
F5 Networks, Inc.* (Internet)	528	46,337
Facebook, Inc.*—Class A (Internet)	11,946	439,971
Fastenal Co. (Distribution/Wholesale)	2,013	98,657
Fiserv, Inc.* (Software)	924	88,926
Fossil Group, Inc.* (Distribution/Wholesale)	396	43,520
Garmin, Ltd. (Electronics)	1,353	54,228
Gilead Sciences, Inc.* (Biotechnology)	10,395	638,773
Google, Inc.*—Class A (Internet)	1,848	1,640,286
Henry Schein, Inc.* (Healthcare-Products)	594	61,675
Intel Corp. (Semiconductors)	33,924	790,430
Intuit, Inc. (Software)	2,013	128,671
Intuitive Surgical, Inc.* (Healthcare-Products)	264	102,432
KLA-Tencor Corp. (Semiconductors)	1,122	65,783
Kraft Foods Group, Inc. (Food)	4,059	229,658
Liberty Global PLC*—Class A (Media)	1,452	117,786
Liberty Media Corp.* (Media)	759	109,091
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,432	83,947
Life Technologies Corp.* (Biotechnology)	1,188	88,625
Linear Technology Corp. (Semiconductors)	1,584	64,247
Mattel, Inc. (Toys/Games/Hobbies)	2,343	98,476
Maxim Integrated Products, Inc. (Semiconductors)	1,980	56,628
Microchip Technology, Inc. (Semiconductors)	1,353	53,768
Micron Technology, Inc.* (Semiconductors)	7,029	93,134
Microsoft Corp. (Software)	56,991	1,814,024
Mondelez International, Inc.—Class A (Food)	12,177	380,775
Monster Beverage Corp.* (Beverages)	1,122	68,431
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,607	87,491
NetApp, Inc. (Computers)	2,475	101,772
Netflix, Inc.* (Internet)	396	96,711
Nuance Communications, Inc.* (Software)	2,178	40,859
NVIDIA Corp. (Semiconductors)	3,960	57,143
O’Reilly Automotive, Inc.* (Retail)	759	95,072
PACCAR, Inc. (Auto Manufacturers)	2,409	135,555
Paychex, Inc. (Commercial Services)	2,475	97,614
Priceline.com, Inc.* (Internet)	330	288,971
Qualcomm, Inc. (Semiconductors)	11,781	760,465

Randgold Resources, Ltd.ADR (Mining)	330	24,509
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	660	178,240
Ross Stores, Inc. (Retail)	1,485	100,193
SanDisk Corp.* (Computers)	1,650	90,948
SBA Communications Corp.*—Class A (Telecommunications)	858	63,569
Seagate Technology PLC (Computers)	2,442	99,902
Sears Holdings Corp. (Retail)	726	33,251
Sigma-Aldrich Corp. (Chemicals)	825	68,937
Sirius XM Radio, Inc. (Media)	43,560	162,479
Staples, Inc. (Retail)	4,521	76,947
Starbucks Corp. (Retail)	5,115	364,393
Stericycle, Inc.* (Environmental Control)	594	68,868
Symantec Corp. (Internet)	4,752	126,783
Tesla Motors, Inc.* (Auto Manufacturers)	792	106,350
Texas Instruments, Inc. (Semiconductors)	7,557	296,234
Twenty-First Century Fox, Inc.—Class A (Media)	10,362	309,617
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,155	74,336
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,518	121,136
Viacom, Inc.—Class B (Media)	2,970	216,127
Vodafone Group PLCADR (Telecommunications)	6,831	204,589
Western Digital Corp. (Computers)	1,617	104,102
Whole Foods Market, Inc. (Food)	2,541	141,229
Wynn Resorts, Ltd. (Lodging)	693	92,259
Xilinx, Inc. (Semiconductors)	1,815	84,742
Yahoo!, Inc.* (Internet)	7,392	207,641
TOTAL COMMON STOCKS (Cost $14,188,658)		23,691,192

See accompanying notes to the financial statements.

86 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (38.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/13, due 8/1/13, total to be received $14,241,010	$14,241,000	$14,241,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,241,000)		14,241,000
TOTAL INVESTMENT SECURITIES (Cost $28,429,658)—102.3%		37,932,192
Net other assets (liabilities)—(2.3)%		(869,145)
NET ASSETS—100.0%		$37,063,047

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $1,027,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $7,160,100)	116	$261,003

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$2,437,086	$24,916
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	3,784,485	26,098
		$51,014

NASDAQ-100 ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Auto Manufacturers	$241,904	0.7%
Beverages	68,431	0.2%
Biotechnology	2,503,605	6.8%
Chemicals	68,937	0.2%
Commercial Services	409,847	1.1%
Computers	3,592,678	9.7%
Distribution/Wholesale	142,178	0.4%
Electronics	54,228	0.1%
Environmental Control	68,868	0.2%
Food	751,662	2.0%
Healthcare-Products	206,558	0.6%
Internet	4,669,122	12.6%
Lodging	92,259	0.2%
Media	1,977,919	5.3%
Mining	24,509	0.1%
Pharmaceuticals	527,986	1.4%
Retail	1,213,206	3.3%
Semiconductors	2,797,744	7.5%
Software	2,859,097	7.7%
Telecommunications	1,199,838	3.2%
Toys/Games/Hobbies	98,476	0.3%
Transportation	122,140	0.3%
Other**	13,371,855	36.1%
Total	$37,063,047	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund ::  87

Common Stocks (100.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,008	$118,369
Abbott Laboratories (Pharmaceuticals)	2,268	83,077
Abercrombie & Fitch Co.—Class A (Retail)	252	12,567
Accenture PLC—Class A (Computers)	882	65,100
ACE, Ltd. (Insurance)	1,260	115,139
Advanced Micro Devices, Inc.* (Semiconductors)	2,268	8,550
Aetna, Inc. (Healthcare-Services)	1,512	97,025
AFLAC, Inc. (Insurance)	1,764	108,804
AGL Resources, Inc. (Gas)	504	23,078
Air Products & Chemicals, Inc. (Chemicals)	756	82,132
Airgas, Inc. (Chemicals)	126	13,004
Alcoa, Inc. (Mining)	4,158	33,056
Allegheny Technologies, Inc. (Iron/Steel)	378	10,421
Allergan, Inc. (Pharmaceuticals)	378	34,443
Allstate Corp. (Insurance)	1,764	89,929
Altera Corp. (Semiconductors)	504	17,922
Altria Group, Inc. (Agriculture)	3,276	114,857
Ameren Corp. (Electric)	882	31,584
American Electric Power, Inc. (Electric)	1,890	87,602
American International Group, Inc.* (Insurance)	5,670	258,042
AmerisourceBergen Corp. (Pharmaceuticals)	882	51,394
Anadarko Petroleum Corp. (Oil & Gas)	882	78,075
Analog Devices, Inc. (Semiconductors)	378	18,658
Aon PLC (Insurance)	504	34,020
Apache Corp. (Oil & Gas)	1,512	121,338
Apartment Investment and Management Co.—Class A (REIT)	252	7,404
Archer-Daniels-Midland Co. (Agriculture)	2,520	91,904
Assurant, Inc. (Insurance)	252	13,648
AT&T, Inc. (Telecommunications)	20,664	728,819
Autodesk, Inc.* (Software)	252	8,918
Automatic Data Processing, Inc. (Commercial Services)	756	54,500
AutoNation, Inc.* (Retail)	126	6,035
AvalonBay Communities, Inc. (REIT)	252	34,106
Avery Dennison Corp. (Household Products/Wares)	378	16,908
Avon Products, Inc. (Cosmetics/Personal Care)	1,638	37,445
Baker Hughes, Inc. (Oil & Gas Services)	1,638	77,690
Bank of New York Mellon Corp. (Banks)	2,142	67,366
Bard (C.R.), Inc. (Healthcare-Products)	126	14,440
BB&T Corp. (Banks)	2,646	94,436
Beam, Inc. (Beverages)	630	40,944
Becton, Dickinson & Co. (Healthcare-Products)	378	39,206
Bed Bath & Beyond, Inc.* (Retail)	378	28,906
Bemis Co., Inc. (Packaging & Containers)	252	10,380
Berkshire Hathaway, Inc.*—Class B (Insurance)	7,056	817,579
Best Buy Co., Inc. (Retail)	1,008	30,331
BlackRock, Inc. (Diversified Financial Services)	252	71,054
BMC Software, Inc.* (Software)	126	5,792
Boston Properties, Inc. (REIT)	252	26,951
Boston Scientific Corp.* (Healthcare-Products)	2,898	31,646
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,772	119,861
C.H. Robinson Worldwide, Inc. (Transportation)	252	15,024
CA, Inc. (Software)	1,260	37,473
Cablevision Systems Corp. NY—Class A (Media)	882	16,485
Cabot Oil & Gas Corp. (Oil & Gas)	378	28,660
Cameron International Corp.* (Oil & Gas Services)	504	29,887
Campbell Soup Co. (Food)	378	17,690
Capital One Financial Corp. (Banks)	2,268	156,537
Cardinal Health, Inc. (Pharmaceuticals)	1,260	63,113
CareFusion Corp.* (Healthcare-Products)	882	34,019
CarMax, Inc.* (Retail)	378	18,537
Carnival Corp.—Class A (Leisure Time)	1,764	65,321
Caterpillar, Inc. (Machinery-Construction & Mining)	2,520	208,933
CBRE Group, Inc.*—Class A (Real Estate)	504	11,678
CenterPoint Energy, Inc. (Gas)	1,638	40,656
CenturyLink, Inc. (Telecommunications)	2,394	85,825
Chesapeake Energy Corp. (Oil & Gas)	2,016	46,973
Chevron Corp. (Oil & Gas)	7,434	935,865
CIGNA Corp. (Healthcare-Services)	1,134	88,259
Cincinnati Financial Corp. (Insurance)	504	24,696
Cisco Systems, Inc. (Telecommunications)	10,836	276,860
Citigroup, Inc. (Banks)	11,718	610,977
Citrix Systems, Inc.* (Software)	252	18,149
Cliffs Natural Resources, Inc. (Iron/Steel)	630	12,292
Clorox Co. (Household Products/Wares)	252	21,657
CME Group, Inc. (Diversified Financial Services)	1,134	83,893
CMS Energy Corp. (Electric)	1,008	28,214
Coca-Cola Enterprises, Inc. (Beverages)	378	14,190
Colgate-Palmolive Co. (Cosmetics/ Personal Care)	1,260	75,436
Comerica, Inc. (Banks)	378	16,080
Computer Sciences Corp. (Computers)	252	12,010
ConAgra Foods, Inc. (Food)	1,638	59,312
ConocoPhillips (Oil & Gas)	4,662	302,377
CONSOL Energy, Inc. (Coal)	882	27,369
Consolidated Edison, Inc. (Electric)	1,134	67,927
Corning, Inc. (Telecommunications)	5,670	86,127
Costco Wholesale Corp. (Retail)	1,008	118,228
Covidien PLC (Healthcare-Products)	630	38,827
CSX Corp. (Transportation)	3,906	96,908
CVS Caremark Corp. (Retail)	4,662	286,666
Danaher Corp. (Miscellaneous Manufacturing)	882	59,394
Darden Restaurants, Inc. (Retail)	504	24,721
Deere & Co. (Machinery-Diversified)	504	41,868
Dell, Inc. (Computers)	5,670	71,839
DENTSPLY International, Inc. (Healthcare-Products)	252	10,806
Devon Energy Corp. (Oil & Gas)	1,512	83,175
Diamond Offshore Drilling, Inc. (Oil & Gas)	252	16,995
Dollar General Corp.* (Retail)	378	20,665
Dominion Resources, Inc. (Electric)	2,268	134,515
Dover Corp. (Miscellaneous Manufacturing)	252	21,581
DTE Energy Co. (Electric)	630	44,541
Duke Energy Corp. (Electric)	2,646	187,866
Dun & Bradstreet Corp. (Software)	126	13,057
E*TRADE Financial Corp.* (Diversified Financial Services)	1,134	16,897
E.I. du Pont de Nemours & Co. (Chemicals)	1,764	101,765
Eaton Corp. (Miscellaneous Manufacturing)	882	60,814
Edison International (Electric)	1,260	62,811
Electronic Arts, Inc.* (Software)	1,134	29,620
Emerson Electric Co. (Electrical Components & Equipment)	1,512	92,791
Ensco PLC—Class A (Oil & Gas)	882	50,574
Entergy Corp. (Electric)	630	42,525
EQT Corp. (Oil & Gas)	252	21,798

See accompanying notes to the financial statements.

88  :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Equity Residential (REIT)	630	$35,280
Exelon Corp. (Electric)	3,276	100,213
Expedia, Inc. (Internet)	126	5,938
Expeditors International of Washington, Inc. (Transportation)	378	15,241
Express Scripts Holding Co.* (Pharmaceuticals)	1,386	90,852
Exxon Mobil Corp. (Oil & Gas)	7,812	732,374
FedEx Corp. (Transportation)	1,134	120,204
Fidelity National Information Services, Inc. (Software)	378	16,314
Fifth Third Bancorp (Banks)	3,402	65,420
First Horizon National Corp. (Banks)	1	10
First Solar, Inc.* (Semiconductors)	252	12,408
FirstEnergy Corp. (Electric)	1,638	62,359
FLIR Systems, Inc. (Electronics)	504	16,365
Flowserve Corp. (Machinery-Diversified)	252	14,283
Fluor Corp. (Engineering & Construction)	630	39,413
FMC Technologies, Inc.* (Oil & Gas Services)	504	26,863
Ford Motor Co. (Auto Manufacturers)	15,120	255,226
Forest Laboratories, Inc.* (Pharmaceuticals)	882	38,420
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,032	114,025
Frontier Communications Corp. (Telecommunications)	3,780	16,481
GameStop Corp.—Class A (Retail)	504	24,726
Gannett Co., Inc. (Media)	504	12,983
Garmin, Ltd. (Electronics)	378	15,150
General Dynamics Corp. (Aerospace/Defense)	1,260	107,528
General Electric Co. (Miscellaneous Manufacturing)	39,690	967,246
General Mills, Inc. (Food)	1,386	72,072
General Motors Co.* (Auto Manufacturers)	2,268	81,353
Genuine Parts Co. (Distribution/Wholesale)	630	51,654
Genworth Financial, Inc.*—Class A (Insurance)	1,890	24,551
H & R Block, Inc. (Commercial Services)	630	19,801
Halliburton Co. (Oil & Gas Services)	2,016	91,103
Harley-Davidson, Inc. (Leisure Time)	378	21,459
Harman International Industries, Inc. (Home Furnishings)	252	15,254
Harris Corp. (Telecommunications)	252	14,382
Hartford Financial Services Group, Inc. (Insurance)	1,764	54,437
Hasbro, Inc. (Toys/Games/Hobbies)	504	23,184
HCP, Inc. (REIT)	756	33,166
Helmerich & Payne, Inc. (Oil & Gas)	378	23,890
Hess Corp. (Oil & Gas)	1,134	84,438
Hewlett-Packard Co. (Computers)	7,434	190,906
Honeywell International, Inc. (Electronics)	1,512	125,466
Hormel Foods Corp. (Food)	504	21,344
Hospira, Inc.* (Healthcare-Products)	630	25,641
Host Hotels & Resorts, Inc. (REIT)	2,898	51,758
Hudson City Bancorp, Inc. (Savings & Loans)	1,764	16,864
Humana, Inc. (Healthcare-Services)	630	57,494
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	504	30,769
Integrys Energy Group, Inc. (Electric)	252	15,826
IntercontinentalExchange, Inc.* (Diversified Financial Services)	126	22,989
International Business Machines Corp. (Computers)	1,890	368,627
International Flavors & Fragrances, Inc. (Chemicals)	126	10,166
International Game Technology (Entertainment)	1,008	18,618
International Paper Co. (Forest Products & Paper)	1,764	85,218
Invesco, Ltd. (Diversified Financial Services)	630	20,280
Iron Mountain, Inc. (Commercial Services)	378	10,508
J.C. Penney Co., Inc.* (Retail)	504	7,358
J.P. Morgan Chase & Co. (Banks)	14,490	807,528
Jabil Circuit, Inc. (Electronics)	756	17,380
Jacobs Engineering Group, Inc.* (Engineering & Construction)	504	29,837
Johnson & Johnson (Pharmaceuticals)	5,040	471,241
Johnson Controls, Inc. (Auto Parts & Equipment)	2,646	106,396
Joy Global, Inc. (Machinery-Construction & Mining)	378	18,711
Juniper Networks, Inc.* (Telecommunications)	1,890	40,956
Kansas City Southern Industries, Inc. (Transportation)	126	13,577
Kellogg Co. (Food)	504	33,385
KeyCorp (Banks)	1,764	21,680
Kimberly-Clark Corp. (Household Products/Wares)	630	62,244
Kimco Realty Corp. (REIT)	756	17,048
Kinder Morgan, Inc. (Pipelines)	2,394	90,397
Kohls Corp. (Retail)	756	40,053
Kraft Foods Group, Inc. (Food)	2,268	128,323
Kroger Co. (Food)	2,016	79,168
L-3 Communications Holdings, Inc. (Aerospace/Defense)	378	35,211
Laboratory Corp. of America Holdings* (Healthcare-Services)	378	36,568
Lam Research Corp.* (Semiconductors)	252	12,403
Legg Mason, Inc. (Diversified Financial Services)	378	12,999
Leucadia National Corp. (Holding Companies-Diversified)	1,134	30,425
Lincoln National Corp. (Insurance)	1,008	42,003
Linear Technology Corp. (Semiconductors)	252	10,221
Lockheed Martin Corp. (Aerospace/Defense)	504	60,540
Loews Corp. (Insurance)	1,134	51,654
LyondellBasell Industries N.V.—Class A (Chemicals)	1,512	103,890
M&T Bank Corp. (Banks)	126	14,724
Macy’s, Inc. (Retail)	1,512	73,090
Marathon Oil Corp. (Oil & Gas)	2,772	100,790
Marathon Petroleum Corp. (Oil & Gas)	630	46,198
Marriott International, Inc.—Class A (Lodging)	379	15,740
Marsh & McLennan Cos., Inc. (Insurance)	1,008	42,205
McDonald’s Corp. (Retail)	1,890	185,372
McGraw Hill Financial, Inc. (Commercial Services)	378	23,383
McKesson Corp. (Pharmaceuticals)	882	108,186
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	378	27,534
MeadWestvaco Corp. (Forest Products & Paper)	630	23,279
Medtronic, Inc. (Healthcare-Products)	2,016	111,364
MetLife, Inc. (Insurance)	4,158	201,330
Microchip Technology, Inc. (Semiconductors)	252	10,014
Micron Technology, Inc.* (Semiconductors)	2,268	30,051
Microsoft Corp. (Software)	12,978	413,091

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund ::  89

Common Stocks, continued

	Shares	Value
Molex, Inc. (Electrical Components & Equipment)	252	$7,517
Molson Coors Brewing Co.—Class B (Beverages)	630	31,538
Mondelez International, Inc.—Class A (Food)	6,804	212,762
Morgan Stanley Dean Witter & Co. (Banks)	5,292	143,995
Motorola Solutions, Inc. (Telecommunications)	1,008	55,269
Murphy Oil Corp. (Oil & Gas)	756	51,196
Nabors Industries, Ltd. (Oil & Gas)	1,134	17,452
NASDAQ Stock Market, Inc. (Diversified Financial Services)	504	16,330
National Oilwell Varco, Inc. (Oil & Gas Services)	1,638	114,939
Neilsen Holdings N.V. (Media)	504	16,844
NetApp, Inc. (Computers)	504	20,724
Newfield Exploration Co.* (Oil & Gas)	504	12,398
Newmont Mining Corp. (Mining)	1,890	56,700
News Corp.*—Class A (Media)	1,008	16,057
NextEra Energy, Inc. (Electric)	1,638	141,866
NIKE, Inc.—Class B (Apparel)	1,134	71,351
NiSource, Inc. (Gas)	1,260	38,707
Noble Corp. (Oil & Gas)	1,008	38,506
Norfolk Southern Corp. (Transportation)	1,260	92,182
Northeast Utilities System (Electric)	1,260	55,957
Northern Trust Corp. (Banks)	882	51,632
Northrop Grumman Corp. (Aerospace/Defense)	882	81,197
NRG Energy, Inc. (Electric)	1,260	33,793
Nucor Corp. (Iron/Steel)	630	29,472
NVIDIA Corp. (Semiconductors)	2,268	32,727
NYSE Euronext (Diversified Financial Services)	882	37,185
Occidental Petroleum Corp. (Oil & Gas)	3,150	280,508
Omnicom Group, Inc. (Advertising)	504	32,392
ONEOK, Inc. (Pipelines)	756	40,030
Owens-Illinois, Inc.* (Packaging & Containers)	630	18,742
Pall Corp. (Miscellaneous Manufacturing)	252	17,630
Parker Hannifin Corp. (Miscellaneous Manufacturing)	630	65,066
Patterson Cos., Inc. (Healthcare-Products)	378	15,456
Paychex, Inc. (Commercial Services)	504	19,878
Peabody Energy Corp. (Coal)	1,008	16,692
Pentair, Ltd. (Miscellaneous Manufacturing)	378	23,088
People’s United Financial, Inc. (Savings & Loans)	1,260	18,900
Pepco Holdings, Inc. (Electric)	1,008	20,714
Pfizer, Inc. (Pharmaceuticals)	10,458	305,688
PG&E Corp. (Electric)	1,638	75,168
Phillips 66 (Oil & Gas)	2,394	147,230
Pinnacle West Capital Corp. (Electric)	378	22,264
Pitney Bowes, Inc. (Office/Business Equipment)	756	12,482
Plum Creek Timber Co., Inc. (REIT)	252	12,293
PNC Financial Services Group (Banks)	2,016	153,317
PPL Corp. (Electric)	2,268	72,054
Praxair, Inc. (Chemicals)	504	60,566
Precision Castparts Corp. (Metal Fabricate/ Hardware)	252	55,873
Principal Financial Group, Inc. (Insurance)	1,008	43,707
Procter & Gamble Co. (Cosmetics/ Personal Care)	5,418	435,065
Progressive Corp. (Insurance)	2,142	55,713
Prologis, Inc. (REIT)	1,890	72,500
Prudential Financial, Inc. (Insurance)	1,008	79,602
Public Service Enterprise Group, Inc. (Electric)	1,890	63,863
Public Storage, Inc. (REIT)	252	40,123
QEP Resources, Inc. (Oil & Gas)	630	19,209
Quest Diagnostics, Inc. (Healthcare-Services)	630	36,735
Range Resources Corp. (Oil & Gas)	252	19,933
Raytheon Co. (Aerospace/Defense)	1,260	90,518
Regions Financial Corp. (Banks)	2,772	27,748
Republic Services, Inc. (Environmental Control)	1,134	38,454
Reynolds American, Inc. (Agriculture)	630	31,141
Robert Half International, Inc. (Commercial Services)	252	9,384
Rockwell Automation, Inc. (Machinery-Diversified)	126	12,203
Rockwell Collins, Inc. (Aerospace/Defense)	252	17,935
Rowan Cos. PLC*—Class A (Oil & Gas)	504	17,312
Ryder System, Inc. (Transportation)	252	15,584
Safeway, Inc. (Food)	882	22,747
SAIC, Inc. (Commercial Services)	1,134	17,339
SanDisk Corp.* (Computers)	882	48,616
SCANA Corp. (Electric)	504	26,163
Schlumberger, Ltd. (Oil & Gas Services)	2,016	163,962
Sealed Air Corp. (Packaging & Containers)	378	10,297
Sempra Energy (Gas)	378	33,124
Sigma-Aldrich Corp. (Chemicals)	252	21,057
Simon Property Group, Inc. (REIT)	504	80,670
Southern Co. (Electric)	3,402	152,545
Southwestern Energy Co.* (Oil & Gas)	630	24,438
Spectra Energy Corp. (Pipelines)	2,520	90,695
St. Jude Medical, Inc. (Healthcare-Products)	1,134	59,410
Stanley Black & Decker, Inc. (Hand/Machine Tools)	630	53,311
Staples, Inc. (Retail)	2,520	42,890
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	252	16,670
State Street Corp. (Banks)	1,764	122,898
Stryker Corp. (Healthcare-Products)	504	35,512
SunTrust Banks, Inc. (Banks)	2,016	70,137
Symantec Corp. (Internet)	1,008	26,893
Sysco Corp. (Food)	2,268	78,269
Target Corp. (Retail)	2,520	179,550
TE Connectivity, Ltd. (Electronics)	882	45,017
TECO Energy, Inc. (Electric)	756	13,359
Tenet Healthcare Corp.* (Healthcare-Services)	378	16,878
Texas Instruments, Inc. (Semiconductors)	1,638	64,211
Textron, Inc. (Miscellaneous Manufacturing)	1,008	27,599
The ADT Corp. (Commercial Services)	378	15,151
The AES Corp. (Electric)	2,394	29,781
The Charles Schwab Corp. (Diversified Financial Services)	4,284	94,633
The Chubb Corp. (Insurance)	1,008	87,192
The Dow Chemical Co. (Chemicals)	4,662	163,357
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	378	24,816
The Goldman Sachs Group, Inc. (Banks)	1,638	268,681
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	882	16,317
The Interpublic Group of Cos., Inc. (Advertising)	882	14,509
The JM Smucker Co.—Class A (Food)	252	28,355
The Macerich Co. (REIT)	252	15,637
The Travelers Cos., Inc. (Insurance)	1,386	115,800
The Williams Cos., Inc. (Pipelines)	1,386	47,360
Thermo Fisher Scientific, Inc. (Electronics)	378	34,440
Tiffany & Co. (Retail)	252	20,037

See accompanying notes to the financial statements.

90  :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Torchmark Corp. (Insurance)	378	$26,868
Total System Services, Inc. (Commercial Services)	378	10,361
Tyco International, Ltd. (Electronics)	1,764	61,405
Tyson Foods, Inc.—Class A (Food)	1,134	31,321
United Parcel Service, Inc.—Class B (Transportation)	1,386	120,304
United States Steel Corp. (Iron/Steel)	504	8,744
United Technologies Corp. (Aerospace/Defense)	3,276	345,848
UnitedHealth Group, Inc. (Healthcare-Services)	3,906	284,552
UnumProvident Corp. (Insurance)	1,008	31,893
Valero Energy Corp. (Oil & Gas)	2,142	76,619
Varian Medical Systems, Inc.* (Healthcare-Products)	126	9,135
Ventas, Inc. (REIT)	378	24,850
Verizon Communications, Inc. (Telecommunications)	5,796	286,786
Viacom, Inc.—Class B (Media)	756	55,014
Vornado Realty Trust (REIT)	378	32,058
Vulcan Materials Co. (Mining)	126	5,945
W.W. Grainger, Inc. (Distribution/Wholesale)	126	33,030
Walgreen Co. (Retail)	3,276	164,619
Wal-Mart Stores, Inc. (Retail)	6,300	491,022
Walt Disney Co. (Media)	2,016	130,334
Waste Management, Inc. (Environmental Control)	1,638	68,845
Waters Corp.* (Electronics)	126	12,718
WellPoint, Inc. (Healthcare-Services)	1,134	97,025
Wells Fargo & Co. (Banks)	18,900	822,149
Western Digital Corp. (Computers)	756	48,671
Western Union Co. (Commercial Services)	2,142	38,470
Weyerhaeuser Co. (REIT)	756	21,470
Whirlpool Corp. (Home Furnishings)	252	33,752
Windstream Corp. (Telecommunications)	2,268	18,938
Wisconsin Energy Corp. (Electric)	882	38,349
WPX Energy, Inc.* (Oil & Gas)	756	14,523
Xcel Energy, Inc. (Electric)	1,890	56,606
Xerox Corp. (Office/Business Equipment)	4,662	45,221
Xilinx, Inc. (Semiconductors)	378	17,649
XL Group PLC (Insurance)	1,134	35,551
Xylem, Inc. (Machinery-Diversified)	378	9,424
YUM! Brands, Inc. (Retail)	630	45,940
Zimmer Holdings, Inc. (Healthcare-Products)	126	10,518
TOTAL COMMON STOCKS (Cost $20,602,038)		28,248,196
TOTAL INVESTMENT SECURITIES (Cost $20,602,038)—100.2%		28,248,196
Net other assets (liabilities)—(0.2)%		(68,075)
NET ASSETS—100.0%		$28,180,121

*  Non-income producing security

Large-Cap Value ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$46,901	0.2%
Aerospace/Defense	738,777	2.6%
Agriculture	237,902	0.8%
Apparel	71,351	0.3%
Auto Manufacturers	336,579	1.2%
Auto Parts & Equipment	122,713	0.4%
Banks	3,515,315	12.6%
Beverages	86,672	0.3%
Chemicals	555,936	2.0%
Coal	44,061	0.2%
Commercial Services	218,775	0.8%
Computers	826,492	2.9%
Cosmetics/Personal Care	572,762	2.0%
Distribution/Wholesale	84,683	0.3%
Diversified Financial Services	376,260	1.3%
Electric	1,668,466	5.9%
Electrical Components & Equipment	100,309	0.4%
Electronics	327,941	1.2%
Engineering & Construction	69,250	0.2%
Entertainment	18,618	0.1%
Environmental Control	107,299	0.4%
Food	784,748	2.8%
Forest Products & Paper	108,497	0.4%
Gas	135,565	0.5%
Hand/Machine Tools	53,311	0.2%
Healthcare-Products	435,980	1.5%
Healthcare-Services	714,536	2.5%
Holding Companies-Diversified	30,425	0.1%
Home Furnishings	49,006	0.2%
Household Products/Wares	100,809	0.4%
Insurance	2,354,362	8.4%
Internet	32,832	0.1%
Iron/Steel	60,929	0.2%
Leisure Time	86,780	0.3%
Lodging	32,410	0.1%
Machinery-Construction & Mining	227,644	0.8%
Machinery-Diversified	77,777	0.3%
Media	247,717	0.9%
Metal Fabricate/Hardware	55,873	0.2%
Mining	209,726	0.7%
Miscellaneous Manufacturing	1,391,557	4.9%
Office/Business Equipment	57,703	0.2%
Oil & Gas	3,392,845	12.0%
Oil & Gas Services	504,444	1.8%
Packaging & Containers	39,419	0.1%
Pharmaceuticals	1,393,808	4.9%
Pipelines	268,482	1.0%
Real Estate	11,678	NM
REIT	505,314	1.8%
Retail	1,821,313	6.5%
Savings & Loans	35,764	0.1%
Semiconductors	234,815	0.8%
Software	542,414	1.9%
Telecommunications	1,610,443	5.7%
Toys/Games/Hobbies	23,184	0.1%
Transportation	489,024	1.7%
Other**	(68,075)	(0.2)%
Total	$28,180,121	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund ::  91

Common Stocks (99.6%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	957	$112,380
Abbott Laboratories (Pharmaceuticals)	2,610	95,604
AbbVie, Inc. (Pharmaceuticals)	4,263	193,881
Accenture PLC—Class A (Computers)	1,131	83,479
Actavis, Inc.* (Pharmaceuticals)	348	46,726
Adobe Systems, Inc.* (Software)	1,305	61,700
Agilent Technologies, Inc. (Electronics)	957	42,806
Airgas, Inc. (Chemicals)	87	8,979
Akamai Technologies, Inc.* (Software)	435	20,532
Alexion Pharmaceuticals, Inc.* (Biotechnology)	522	60,672
Allergan, Inc. (Pharmaceuticals)	522	47,565
Altera Corp. (Semiconductors)	435	15,469
Altria Group, Inc. (Agriculture)	3,045	106,758
Amazon.com, Inc.* (Internet)	957	288,267
American Express Co. (Diversified Financial Services)	2,523	186,121
American Tower Corp. (REIT)	1,044	73,905
Ameriprise Financial, Inc. (Diversified Financial Services)	522	46,458
Amgen, Inc. (Biotechnology)	2,001	216,688
Amphenol Corp.—Class A (Electronics)	435	34,174
Anadarko Petroleum Corp. (Oil & Gas)	696	61,610
Analog Devices, Inc. (Semiconductors)	522	25,766
Aon PLC (Insurance)	522	35,235
Apartment Investment and Management Co.—Class A (REIT)	174	5,112
Apple Computer, Inc. (Computers)	2,523	1,141,659
Applied Materials, Inc. (Semiconductors)	3,219	52,502
Autodesk, Inc.* (Software)	348	12,316
Automatic Data Processing, Inc. (Commercial Services)	783	56,446
AutoNation, Inc.* (Retail)	87	4,167
AutoZone, Inc.* (Retail)	87	39,026
AvalonBay Communities, Inc. (REIT)	174	23,549
Ball Corp. (Packaging & Containers)	435	19,483
Bank of America Corp. (Banks)	28,710	419,165
Bank of New York Mellon Corp. (Banks)	1,566	49,251
Bard (C.R.), Inc. (Healthcare-Products)	87	9,970
Baxter International, Inc. (Healthcare-Products)	1,479	108,026
Becton, Dickinson & Co. (Healthcare-Products)	261	27,071
Bed Bath & Beyond, Inc.* (Retail)	261	19,959
Bemis Co., Inc. (Packaging & Containers)	87	3,584
Biogen Idec, Inc.* (Biotechnology)	609	132,841
BlackRock, Inc. (Diversified Financial Services)	174	49,061
BMC Software, Inc.* (Software)	261	11,998
Boeing Co. (Aerospace/Defense)	1,827	192,017
BorgWarner, Inc.* (Auto Parts & Equipment)	348	33,210
Boston Properties, Inc. (REIT)	261	27,914
Boston Scientific Corp.* (Healthcare-Products)	1,566	17,101
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,436	105,333
Broadcom Corp.—Class A (Semiconductors)	1,392	38,377
Brown-Forman Corp.—Class B (Beverages)	435	31,542
C.H. Robinson Worldwide, Inc. (Transportation)	261	15,561
Cabot Oil & Gas Corp. (Oil & Gas)	348	26,385
Cameron International Corp.* (Oil & Gas Services)	348	20,636
Campbell Soup Co. (Food)	261	12,215
CarMax, Inc.* (Retail)	348	17,066
CBRE Group, Inc.*—Class A (Real Estate)	522	12,095
CBS Corp.—Class B (Media)	1,479	78,150
Celgene Corp.* (Biotechnology)	1,131	166,099
Cerner Corp.* (Software)	696	34,104
CF Industries Holdings, Inc. (Chemicals)	174	34,106
Chipotle Mexican Grill, Inc.* (Retail)	87	35,867
Cintas Corp. (Textiles)	261	12,400
Cisco Systems, Inc. (Telecommunications)	6,699	171,160
Citrix Systems, Inc.* (Software)	261	18,797
Clorox Co. (Household Products/Wares)	174	14,954
Coach, Inc. (Apparel)	783	41,601
Coca-Cola Co. (Beverages)	10,179	407,974
Coca-Cola Enterprises, Inc. (Beverages)	435	16,330
Cognizant Technology Solutions Corp.* (Computers)	783	56,681
Colgate-Palmolive Co. (Cosmetics/ Personal Care)	1,479	88,548
Comcast Corp.—Class A (Media)	7,047	317,680
Comerica, Inc. (Banks)	261	11,103
Computer Sciences Corp. (Computers)	261	12,439
Constellation Brands, Inc.* (Beverages)	435	22,659
Costco Wholesale Corp. (Retail)	522	61,225
Covidien PLC (Healthcare-Products)	783	48,256
Crown Castle International Corp.* (Telecommunications)	783	55,006
Cummins, Inc. (Machinery-Diversified)	435	52,718
D.R. Horton, Inc. (Home Builders)	783	15,739
Danaher Corp. (Miscellaneous Manufacturing)	957	64,444
DaVita, Inc.* (Healthcare-Services)	261	30,383
Deere & Co. (Machinery-Diversified)	696	57,816
Delphi Automotive PLC (Auto Parts & Equipment)	783	42,063
Denbury Resources, Inc.* (Oil & Gas)	957	16,748
DENTSPLY International, Inc. (Healthcare-Products)	261	11,192
DIRECTV*—Class A (Media)	1,479	93,576
Discover Financial Services (Diversified Financial Services)	1,305	64,611
Discovery Communications, Inc.*—Class A (Media)	609	48,549
Dollar General Corp.* (Retail)	522	28,538
Dollar Tree, Inc.* (Retail)	609	32,673
Dover Corp. (Miscellaneous Manufacturing)	261	22,352
Dr. Pepper Snapple Group, Inc. (Beverages)	522	24,398
Dun & Bradstreet Corp. (Software)	87	9,016
E.I. du Pont de Nemours & Co. (Chemicals)	1,218	70,266
Eastman Chemical Co. (Chemicals)	435	34,987
Eaton Corp. (Miscellaneous Manufacturing)	609	41,991
eBay, Inc.* (Internet)	3,132	161,893
Ecolab, Inc. (Chemicals)	696	64,129
Edwards Lifesciences Corp.* (Healthcare-Products)	261	18,630
Eli Lilly & Co. (Pharmaceuticals)	2,610	138,617
EMC Corp. (Computers)	5,568	145,603
Emerson Electric Co. (Electrical Components & Equipment)	870	53,392
EOG Resources, Inc. (Oil & Gas)	696	101,261
EQT Corp. (Oil & Gas)	174	15,051
Equifax, Inc. (Commercial Services)	348	22,004
Equity Residential (REIT)	435	24,360
Expedia, Inc. (Internet)	174	8,201
Expeditors International of Washington, Inc. (Transportation)	261	10,524
Express Scripts Holding Co.* (Pharmaceuticals)	1,218	79,840

See accompanying notes to the financial statements.

92 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Exxon Mobil Corp. (Oil & Gas)	6,438	$603,562
F5 Networks, Inc.* (Internet)	174	15,270
Family Dollar Stores, Inc. (Retail)	261	17,946
Fastenal Co. (Distribution/Wholesale)	696	34,111
Fidelity National Information Services, Inc. (Software)	522	22,530
First Horizon National Corp. (Banks)	1	10
Fiserv, Inc.* (Software)	348	33,492
Flowserve Corp. (Machinery-Diversified)	261	14,793
FMC Corp. (Chemicals)	348	23,024
FMC Technologies, Inc.* (Oil & Gas Services)	261	13,911
Fossil Group, Inc.* (Distribution/Wholesale)	174	19,123
Franklin Resources, Inc. (Diversified Financial Services)	1,044	51,031
Gannett Co., Inc. (Media)	261	6,723
General Mills, Inc. (Food)	783	40,716
General Motors Co.* (Auto Manufacturers)	435	15,603
Gilead Sciences, Inc.* (Biotechnology)	4,089	251,270
Google, Inc.*—Class A (Internet)	696	617,770
H & R Block, Inc. (Commercial Services)	348	10,938
Halliburton Co. (Oil & Gas Services)	1,044	47,178
Harley-Davidson, Inc. (Leisure Time)	348	19,756
Harris Corp. (Telecommunications)	174	9,930
HCP, Inc. (REIT)	696	30,534
Health Care REIT, Inc. (REIT)	783	50,496
Honeywell International, Inc. (Electronics)	1,044	86,631
Huntington Bancshares, Inc. (Banks)	2,262	19,340
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,131	81,477
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	435	26,557
Intel Corp. (Semiconductors)	13,224	308,118
IntercontinentalExchange, Inc.* (Diversified Financial Services)	87	15,873
International Business Machines Corp. (Computers)	1,479	288,464
International Flavors & Fragrances, Inc. (Chemicals)	87	7,019
Intuit, Inc. (Software)	783	50,049
Intuitive Surgical, Inc.* (Healthcare-Products)	87	33,756
Invesco, Ltd. (Diversified Financial Services)	783	25,205
Iron Mountain, Inc. (Commercial Services)	261	7,256
JDS Uniphase Corp.* (Telecommunications)	609	8,934
Johnson & Johnson (Pharmaceuticals)	4,002	374,187
Kansas City Southern Industries, Inc. (Transportation)	174	18,749
Kellogg Co. (Food)	348	23,052
KeyCorp (Banks)	1,218	14,969
Kimberly-Clark Corp. (Household Products/Wares)	609	60,169
Kimco Realty Corp. (REIT)	609	13,733
KLA-Tencor Corp. (Semiconductors)	435	25,504
L Brands, Inc. (Retail)	609	33,964
Lam Research Corp.* (Semiconductors)	261	12,846
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	348	10,931
Lennar Corp.—Class A (Home Builders)	435	14,733
Life Technologies Corp.* (Biotechnology)	435	32,451
Linear Technology Corp. (Semiconductors)	435	17,644
Lockheed Martin Corp. (Aerospace/Defense)	348	41,802
Lorillard, Inc. (Agriculture)	1,044	44,401
Lowe’s Cos., Inc. (Retail)	2,871	127,989
LSI Logic Corp. (Semiconductors)	1,479	11,507
M&T Bank Corp. (Banks)	174	20,334
Marathon Petroleum Corp. (Oil & Gas)	435	31,899
Marriott International, Inc.—Class A (Lodging)	349	14,496
Marsh & McLennan Cos., Inc. (Insurance)	783	32,784
Masco Corp. (Building Materials)	957	19,638
MasterCard, Inc.—Class A (Commercial Services)	261	159,369
Mattel, Inc. (Toys/Games/Hobbies)	957	40,223
McCormick & Co., Inc. (Food)	348	24,920
McDonald’s Corp. (Retail)	1,392	136,527
McGraw Hill Financial, Inc. (Commercial Services)	435	26,909
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	261	19,011
Medtronic, Inc. (Healthcare-Products)	1,305	72,088
Merck & Co., Inc. (Pharmaceuticals)	8,091	389,743
Microchip Technology, Inc. (Semiconductors)	348	13,830
Micron Technology, Inc.* (Semiconductors)	1,218	16,139
Microsoft Corp. (Software)	11,049	351,690
Molex, Inc. (Electrical Components & Equipment)	174	5,190
Monsanto Co. (Chemicals)	1,392	137,503
Monster Beverage Corp.* (Beverages)	348	21,225
Moody’s Corp. (Commercial Services)	522	35,376
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,044	35,037
Neilsen Holdings N.V. (Media)	174	5,815
NetApp, Inc. (Computers)	609	25,042
Netflix, Inc.* (Internet)	174	42,494
Newell Rubbermaid, Inc. (Housewares)	783	21,157
News Corp.*—Class A (Media)	609	9,701
NIKE, Inc.—Class B (Apparel)	1,131	71,163
Noble Energy, Inc. (Oil & Gas)	957	59,803
Nordstrom, Inc. (Retail)	435	26,639
Nucor Corp. (Iron/Steel)	435	20,349
Omnicom Group, Inc. (Advertising)	348	22,366
Oracle Corp. (Software)	9,831	318,033
O’Reilly Automotive, Inc.* (Retail)	261	32,693
PACCAR, Inc. (Auto Manufacturers)	957	53,850
Pall Corp. (Miscellaneous Manufacturing)	174	12,173
Paychex, Inc. (Commercial Services)	522	20,588
Pentair, Ltd. (Miscellaneous Manufacturing)	261	15,942
PepsiCo, Inc. (Beverages)	4,089	341,595
PerkinElmer, Inc. (Electronics)	261	8,897
Perrigo Co. (Pharmaceuticals)	261	32,466
PetSmart, Inc. (Retail)	261	19,110
Pfizer, Inc. (Pharmaceuticals)	10,527	307,704
Philip Morris International, Inc. (Agriculture)	4,350	387,933
Pioneer Natural Resources Co. (Oil & Gas)	348	53,856
Plum Creek Timber Co., Inc. (REIT)	261	12,732
PPG Industries, Inc. (Chemicals)	348	55,833
Praxair, Inc. (Chemicals)	435	52,274
Precision Castparts Corp. (Metal Fabricate/ Hardware)	261	57,869
Priceline.com, Inc.* (Internet)	174	152,366
Procter & Gamble Co. (Cosmetics/ Personal Care)	3,567	286,430
Prudential Financial, Inc. (Insurance)	609	48,093
Public Storage, Inc. (REIT)	174	27,704
PulteGroup, Inc.* (Home Builders)	870	14,468
PVH Corp. (Retail)	174	22,931

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 93

Common Stocks, continued

	Shares	Value
Qualcomm, Inc. (Semiconductors)	4,611	$297,640
Quanta Services, Inc.* (Commercial Services)	609	16,327
Ralph Lauren Corp. (Apparel)	174	31,678
Range Resources Corp. (Oil & Gas)	261	20,645
Red Hat, Inc.* (Software)	522	27,024
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	174	46,990
Regions Financial Corp. (Banks)	1,827	18,288
Reynolds American, Inc. (Agriculture)	435	21,502
Robert Half International, Inc. (Commercial Services)	261	9,720
Rockwell Automation, Inc. (Machinery-Diversified)	261	25,278
Rockwell Collins, Inc. (Aerospace/Defense)	174	12,384
Roper Industries, Inc. (Machinery-Diversified)	261	32,876
Ross Stores, Inc. (Retail)	609	41,089
Salesforce.com, Inc.* (Software)	1,479	64,706
Schlumberger, Ltd. (Oil & Gas Services)	2,175	176,894
Scripps Networks Interactive—Class A (Media)	261	18,471
Seagate Technology PLC (Computers)	870	35,592
Sealed Air Corp. (Packaging & Containers)	261	7,110
Sempra Energy (Gas)	261	22,871
Sherwin-Williams Co. (Chemicals)	261	45,458
Sigma-Aldrich Corp. (Chemicals)	174	14,539
Simon Property Group, Inc. (REIT)	522	83,551
SLM Corp. (Diversified Financial Services)	1,218	30,097
Snap-on, Inc. (Hand/Machine Tools)	174	16,504
Southwest Airlines Co. (Airlines)	1,914	26,471
Southwestern Energy Co.* (Oil & Gas)	522	20,248
Starbucks Corp. (Retail)	2,001	142,552
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	348	23,020
Stericycle, Inc.* (Environmental Control)	261	30,260
Stryker Corp. (Healthcare-Products)	435	30,650
Symantec Corp. (Internet)	1,131	30,175
T. Rowe Price Group, Inc. (Diversified Financial Services)	696	52,367
TE Connectivity, Ltd. (Electronics)	522	26,643
Teradata Corp.* (Computers)	435	25,717
Teradyne, Inc.* (Semiconductors)	522	8,608
Tesoro Petroleum Corp. (Oil & Gas)	348	19,784
Texas Instruments, Inc. (Semiconductors)	1,827	71,618
The ADT Corp. (Commercial Services)	348	13,948
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	348	22,846
The Gap, Inc. (Retail)	783	35,940
The Hershey Co. (Food)	435	41,268
The Home Depot, Inc. (Retail)	3,915	309,403
The Interpublic Group of Cos., Inc. (Advertising)	522	8,587
The JM Smucker Co.—Class A (Food)	174	19,578
The Macerich Co. (REIT)	174	10,797
The Mosaic Co. (Chemicals)	696	28,599
The Williams Cos., Inc. (Pipelines)	870	29,728
Thermo Fisher Scientific, Inc. (Electronics)	609	55,486
Tiffany & Co. (Retail)	174	13,835
Time Warner Cable, Inc. (Media)	783	89,317
Time Warner, Inc. (Media)	2,523	157,082
TJX Cos., Inc. (Retail)	1,914	99,605
Total System Services, Inc. (Commercial Services)	174	4,769
TripAdvisor, Inc.* (Internet)	261	19,580
Twenty-First Century Fox, Inc.—Class A (Media)	5,307	158,574
U.S. Bancorp (Banks)	4,959	185,070
Union Pacific Corp. (Transportation)	1,218	193,162
United Parcel Service, Inc.—Class B (Transportation)	957	83,067
Urban Outfitters, Inc.* (Retail)	261	11,108
V.F. Corp. (Apparel)	261	51,417
Varian Medical Systems, Inc.* (Healthcare-Products)	174	12,615
Ventas, Inc. (REIT)	522	34,316
VeriSign, Inc.* (Internet)	435	20,810
Verizon Communications, Inc. (Telecommunications)	3,567	176,495
Viacom, Inc.—Class B (Media)	696	50,648
Visa, Inc.—Class A (Commercial Services)	1,392	246,399
Vornado Realty Trust (REIT)	261	22,135
Vulcan Materials Co. (Mining)	261	12,314
W.W. Grainger, Inc. (Distribution/Wholesale)	87	22,806
Walt Disney Co. (Media)	3,393	219,357
Waters Corp.* (Electronics)	174	17,564
Weyerhaeuser Co. (REIT)	957	27,179
Whole Foods Market, Inc. (Food)	957	53,191
Wyndham Worldwide Corp. (Lodging)	348	21,680
Wynn Resorts, Ltd. (Lodging)	174	23,165
Xilinx, Inc. (Semiconductors)	435	20,310
Xylem, Inc. (Machinery-Diversified)	261	6,507
Yahoo!, Inc.* (Internet)	2,523	70,871
YUM! Brands, Inc. (Retail)	783	57,096
Zimmer Holdings, Inc. (Healthcare-Products)	348	29,051
Zions Bancorp (Banks)	522	15,472
Zoetis, Inc. (Pharmaceuticals)	1,305	38,902
TOTAL COMMON STOCKS (Cost $16,019,728)		20,408,140
TOTAL INVESTMENT SECURITIES (Cost $16,019,728)—99.6%		20,408,140
Net other assets (liabilities)—0.4%		80,339
NET ASSETS—100.0%		$20,488,479

*  Non-income producing security

Large-Cap Growth ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$30,953	0.2%
Aerospace/Defense	246,203	1.2%
Agriculture	560,594	2.7%
Airlines	26,471	0.1%
Apparel	195,859	1.0%
Auto Manufacturers	69,454	0.3%
Auto Parts & Equipment	75,272	0.4%
Banks	753,003	3.7%
Beverages	865,723	4.2%
Biotechnology	907,011	4.4%
Building Materials	19,638	0.1%
Chemicals	576,716	2.8%
Commercial Services	630,048	3.1%
Computers	1,814,675	8.9%
Cosmetics/Personal Care	397,824	1.9%

See accompanying notes to the financial statements.

94 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2013

	Value	% of Net Assets
Distribution/Wholesale	$76,040	0.4%
Diversified Financial Services	520,824	2.5%
Electrical Components & Equipment	58,582	0.3%
Electronics	272,201	1.3%
Environmental Control	30,260	0.1%
Food	214,940	1.0%
Gas	22,871	0.1%
Hand/Machine Tools	16,504	0.1%
Healthcare-Products	418,406	2.0%
Healthcare-Services	30,383	0.1%
Home Builders	44,940	0.2%
Household Products/Wares	75,123	0.4%
Housewares	21,157	0.1%
Insurance	116,112	0.6%
Internet	1,427,698	7.0%
Iron/Steel	20,349	0.1%
Leisure Time	19,756	0.1%
Lodging	82,361	0.4%
Machinery-Diversified	189,988	0.9%
Media	1,253,643	6.1%
Metal Fabricate/Hardware	57,869	0.3%
Mining	12,314	0.1%
Miscellaneous Manufacturing	388,247	1.9%
Oil & Gas	1,030,853	5.0%
Oil & Gas Services	258,619	1.3%
Packaging & Containers	30,177	0.1%
Pharmaceuticals	1,904,615	9.2%
Pipelines	29,728	0.1%
Real Estate	12,095	0.1%
REIT	468,017	2.3%
Retail	1,366,949	6.7%
Semiconductors	935,878	4.6%
Software	1,035,986	5.1%
Telecommunications	421,525	2.1%
Textiles	12,400	0.1%
Toys/Games/Hobbies	40,223	0.2%
Transportation	321,063	1.6%
Other**	80,339	0.4%
Total	$20,488,479	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 95

Common Stocks (99.8%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	2,646	$75,834
Acuity Brands, Inc. (Electrical Components & Equipment)	630	54,495
Acxiom Corp.* (Software)	1,008	25,976
ADTRAN, Inc. (Telecommunications)	2,142	56,613
Advance Auto Parts, Inc. (Retail)	1,260	103,937
Advent Software, Inc. (Software)	630	18,541
Aecom Technology Corp.* (Engineering & Construction)	3,780	128,142
Aeropostale, Inc.* (Retail)	2,898	43,847
AGCO Corp. (Machinery-Diversified)	3,528	198,450
Albemarle Corp. (Chemicals)	1,260	78,133
Alexander & Baldwin, Inc.* (Real Estate)	1,638	72,547
Alexandria Real Estate Equities, Inc. (REIT)	2,646	181,252
Alleghany Corp.* (Insurance)	252	101,778
Alliant Energy Corp. (Electric)	4,032	213,575
Alliant Techsystems, Inc. (Aerospace/Defense)	1,134	105,575
Allscripts Healthcare Solutions, Inc.* (Software)	6,552	103,587
Alpha Natural Resources, Inc.* (Coal)	8,190	44,553
American Campus Communities, Inc. (REIT)	2,016	77,435
American Financial Group, Inc. (Insurance)	2,772	143,285
ANSYS, Inc.* (Software)	1,260	100,599
AOL, Inc. (Internet)	1,638	60,344
Apollo Group, Inc.*—Class A (Commercial Services)	3,654	66,576
Apollo Investment Corp. (Investment Companies)	8,316	67,609
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,394	139,786
Aqua America, Inc. (Water)	2,394	81,061
Arch Coal, Inc. (Coal)	7,812	30,467
Arrow Electronics, Inc.* (Distribution/Wholesale)	3,906	178,308
Arthur J. Gallagher & Co. (Insurance)	2,268	100,654
Ashland, Inc. (Chemicals)	1,260	109,418
Aspen Insurance Holdings, Ltd. (Insurance)	2,520	94,475
Associated Banc-Corp. (Banks)	6,174	104,588
Astoria Financial Corp. (Savings & Loans)	3,024	36,893
Atmos Energy Corp. (Gas)	3,276	144,930
Atwood Oceanics, Inc.* (Oil & Gas)	2,142	120,680
Avnet, Inc.* (Electronics)	5,040	189,858
BancorpSouth, Inc. (Banks)	3,024	59,422
Bank of Hawaii Corp. (Banks)	1,638	91,138
Barnes & Noble, Inc.* (Retail)	1,386	24,740
Big Lots, Inc.* (Retail)	2,142	77,390
Bill Barrett Corp.* (Oil & Gas)	1,764	39,549
BioMed Realty Trust, Inc. (REIT)	6,804	140,571
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	756	92,224
Black Hills Corp. (Electric)	1,638	86,896
BRE Properties, Inc.—Class A (REIT)	1,638	86,912
Brinker International, Inc. (Retail)	756	30,353
Broadridge Financial Solutions, Inc. (Software)	2,394	69,282
Brown & Brown, Inc. (Insurance)	2,016	66,508
Cabot Corp. (Chemicals)	2,268	93,033
Camden Property Trust (REIT)	1,512	106,656
CARBO Ceramics, Inc. (Oil & Gas Services)	378	33,211
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,008	68,282
Carpenter Technology Corp. (Iron/Steel)	504	26,349
CBOE Holdings, Inc. (Diversified Financial Services)	1,260	63,126
Church & Dwight, Inc. (Household Products/Wares)	2,142	136,445
Cimarex Energy Co. (Oil & Gas)	1,764	134,823
Clarcor, Inc. (Miscellaneous Manufacturing)	1,008	55,420
Cleco Corp. (Electric)	2,268	110,021
Commerce Bancshares, Inc. (Banks)	2,898	132,236
Commercial Metals Co. (Iron/Steel)	4,284	66,359
Community Health Systems, Inc. (Healthcare-Services)	3,528	162,501
Compass Minerals International, Inc. (Mining)	630	47,628
Compuware Corp. (Software)	7,812	88,588
Convergys Corp. (Commercial Services)	3,906	73,940
Con-way, Inc. (Transportation)	2,016	83,563
Corporate Office Properties Trust (REIT)	1,890	48,157
Covance, Inc.* (Healthcare-Services)	882	72,765
Crane Co. (Miscellaneous Manufacturing)	1,764	107,428
CST Brands, Inc.* (Retail)	1,134	36,980
Cullen/Frost Bankers, Inc. (Banks)	2,268	163,386
Cypress Semiconductor Corp. (Semiconductors)	2,646	33,789
Cytec Industries, Inc. (Chemicals)	630	49,077
Dean Foods Co.* (Food)	6,930	75,537
Deckers Outdoor Corp.* (Apparel)	1,260	69,086
Deluxe Corp. (Commercial Services)	1,008	41,338
DeVry, Inc. (Commercial Services)	2,142	64,431
Diebold, Inc. (Computers)	2,394	78,188
Domino’s Pizza, Inc. (Retail)	756	47,310
Domtar Corp. (Forest Products & Paper)	1,260	87,583
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,890	68,513
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	2,646	65,514
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,512	92,035
Dril-Quip, Inc.* (Oil & Gas Services)	630	57,273
DST Systems, Inc. (Computers)	1,134	79,414
Duke Realty Corp. (REIT)	6,552	107,911
East West Bancorp, Inc. (Banks)	5,040	155,383
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,890	72,689
Energen Corp. (Oil & Gas)	2,646	158,469
Energizer Holdings, Inc. (Electrical Components & Equipment)	2,268	230,882
Equity One, Inc. (REIT)	1,260	29,156
Essex Property Trust, Inc. (REIT)	756	121,935
Esterline Technologies Corp.* (Aerospace/Defense)	1,134	92,353
Everest Re Group, Ltd. (Insurance)	1,890	252,371
Exelis, Inc. (Aerospace/Defense)	6,930	102,425
FactSet Research Systems, Inc. (Media)	630	68,783
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,662	58,834
Federal Realty Investment Trust (REIT)	1,008	106,173
Federated Investors, Inc.—Class B (Diversified Financial Services)	3,528	102,418
Fidelity National Title Group, Inc.—Class A (Insurance)	3,528	86,365
First Horizon National Corp. (Banks)	4,536	55,929
First Niagara Financial Group, Inc. (Savings & Loans)	12,978	138,735

See accompanying notes to the financial statements.

96 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
FirstMerit Corp. (Banks)	6,048	$135,596
Flowers Foods, Inc. (Food)	3,276	75,217
FTI Consulting, Inc.* (Commercial Services)	1,512	56,337
Fulton Financial Corp. (Banks)	3,150	39,659
GATX Corp. (Trucking & Leasing)	1,764	79,698
General Cable Corp. (Electrical Components & Equipment)	1,890	59,573
Genesee & Wyoming, Inc.*—Class A (Transportation)	756	67,783
Global Payments, Inc. (Commercial Services)	1,386	64,186
Granite Construction, Inc. (Engineering & Construction)	1,260	38,115
Great Plains Energy, Inc. (Electric)	5,670	137,157
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,638	126,421
Greenhill & Co., Inc. (Diversified Financial Services)	378	19,029
Greif, Inc.—Class A (Packaging & Containers)	1,134	62,733
GUESS?, Inc. (Retail)	2,268	76,386
Hancock Holding Co. (Banks)	3,150	103,194
Hanover Insurance Group, Inc. (Insurance)	1,638	88,174
Harris Teeter Supermarkets, Inc. (Food)	1,764	86,754
Harsco Corp. (Miscellaneous Manufacturing)	3,024	77,898
Hawaiian Electric Industries, Inc. (Electric)	3,654	97,416
HCC Insurance Holdings, Inc. (Insurance)	3,654	162,713
Health Management Associates, Inc.*—Class A (Healthcare-Services)	9,576	129,084
Health Net, Inc.* (Healthcare-Services)	2,898	88,882
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,654	92,702
Henry Schein, Inc.* (Healthcare-Products)	1,260	130,826
Herman Miller, Inc. (Office Furnishings)	1,260	35,419
Highwoods Properties, Inc. (REIT)	1,260	45,713
Hill-Rom Holdings, Inc. (Healthcare-Products)	2,142	79,404
Hillshire Brands Co. (Food)	4,536	159,713
HNI Corp. (Office Furnishings)	1,638	62,424
Hologic, Inc.* (Healthcare-Products)	4,662	105,827
Home Properties, Inc. (REIT)	1,008	64,320
Hospitality Properties Trust (REIT)	5,166	147,179
Hubbell, Inc.—Class B (Electrical Components & Equipment)	882	94,683
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,890	117,520
IDACORP, Inc. (Electric)	1,890	99,735
IDEX Corp. (Machinery-Diversified)	1,008	60,127
Informatica Corp.* (Software)	4,032	153,902
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	5,544	126,570
Integrated Device Technology, Inc.* (Semiconductors)	2,520	22,705
International Bancshares Corp. (Banks)	2,016	48,807
International Rectifier Corp.* (Semiconductors)	2,520	60,757
International Speedway Corp.—Class A (Entertainment)	882	29,856
Intersil Corp.—Class A (Semiconductors)	4,662	47,599
Intrepid Potash, Inc. (Chemicals)	2,016	25,764
ITT Corp. (Miscellaneous Manufacturing)	1,764	55,107
Jack Henry & Associates, Inc. (Computers)	1,134	54,772
Janus Capital Group, Inc. (Diversified Financial Services)	6,930	64,934
JetBlue Airways Corp.* (Airlines)	8,316	54,387
John Wiley & Sons, Inc. (Media)	1,764	79,610
KBR, Inc. (Engineering & Construction)	5,418	169,475
Kemper Corp. (Insurance)	2,016	70,459
Kennametal, Inc. (Hand/Machine Tools)	2,898	125,599
Kilroy Realty Corp. (REIT)	1,512	79,138
Kirby Corp.* (Transportation)	882	74,494
Lancaster Colony Corp. (Food)	378	31,385
Landstar System, Inc. (Transportation)	630	34,058
Lender Processing Services, Inc. (Commercial Services)	1,512	49,412
Lexmark International, Inc.—Class A (Computers)	2,268	85,027
Liberty Property Trust (REIT)	4,410	168,506
Life Time Fitness, Inc.* (Leisure Time)	756	40,287
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,764	86,718
Mack-Cali Realty Corp. (REIT)	3,024	72,757
Manpower, Inc. (Commercial Services)	2,898	193,789
ManTech International Corp.—Class A (Software)	882	26,054
Martin Marietta Materials (Building Materials)	882	87,847
Masimo Corp. (Healthcare-Products)	882	20,542
Matson, Inc. (Transportation)	1,512	42,820
Matthews International Corp.—Class A (Commercial Services)	1,008	38,989
MDU Resources Group, Inc. (Electric)	6,930	194,317
Mednax, Inc.* (Healthcare-Services)	882	85,924
Mercury General Corp. (Insurance)	1,386	61,261
Meredith Corp. (Media)	1,386	65,863
Micros Systems, Inc.* (Computers)	1,512	73,680
Mine Safety Appliances Co. (Environmental Control)	630	33,472
Minerals Technologies, Inc. (Chemicals)	1,260	57,960
Mohawk Industries, Inc.* (Textiles)	756	89,956
Monster Worldwide, Inc.* (Commercial Services)	4,284	24,504
MSCI, Inc.*—Class A (Software)	1,764	61,828
National Fuel Gas Co. (Electric)	3,024	196,046
National Retail Properties, Inc. (REIT)	2,268	79,357
NCR Corp.* (Computers)	2,016	72,576
New York Community Bancorp (Savings & Loans)	16,254	246,573
NV Energy, Inc. (Electric)	8,694	205,439
NVR, Inc.* (Home Builders)	126	116,626
Oceaneering International, Inc. (Oil & Gas Services)	1,638	132,826
Office Depot, Inc.* (Retail)	4,914	21,278
OGE Energy Corp. (Electric)	7,308	273,319
Oil States International, Inc.* (Oil & Gas Services)	882	85,757
Old Republic International Corp. (Insurance)	8,820	127,449
Olin Corp. (Chemicals)	2,898	70,711
Omnicare, Inc. (Pharmaceuticals)	3,906	206,198
Oshkosh Truck Corp.* (Auto Manufacturers)	3,276	146,830
Owens & Minor, Inc. (Distribution/Wholesale)	2,268	81,557
Patterson-UTI Energy, Inc. (Oil & Gas)	2,646	52,311
Plantronics, Inc. (Telecommunications)	630	29,289
PNM Resources, Inc. (Electric)	1,386	32,543
Polycom, Inc.* (Telecommunications)	6,300	60,228
Post Holdings, Inc.* (Food)	1,260	58,451
Potlatch Corp. (REIT)	630	27,739
Primerica, Inc. (Insurance)	1,638	67,224

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 97

Common Stocks, continued

	Shares	Value
Prosperity Bancshares, Inc. (Banks)	1,764	$104,111
Protective Life Corp. (Insurance)	2,898	125,570
PTC, Inc.* (Software)	2,394	64,830
Questar Corp. (Gas)	6,426	153,325
R.R. Donnelley & Sons Co. (Commercial Services)	6,678	126,815
Raymond James Financial Corp. (Diversified Financial Services)	1,764	77,739
Rayonier, Inc. (REIT)	1,764	103,088
Realty Income Corp. (REIT)	3,150	136,742
Regal-Beloit Corp. (Hand/Machine Tools)	756	48,898
Regency Centers Corp. (REIT)	1,512	79,728
Regis Corp. (Retail)	2,142	37,207
Reinsurance Group of America, Inc. (Insurance)	2,646	180,166
Reliance Steel & Aluminum Co. (Iron/Steel)	2,772	194,595
Rent-A-Center, Inc. (Commercial Services)	2,142	85,660
RF Micro Devices, Inc.* (Telecommunications)	5,670	29,427
Rock-Tenn Co.—Class A (Packaging & Containers)	2,646	302,569
Rollins, Inc. (Commercial Services)	1,134	28,917
Rosetta Resources, Inc.* (Oil & Gas)	882	40,228
Rovi Corp.* (Semiconductors)	3,780	85,164
RPM, Inc. (Chemicals)	2,520	88,805
Saks, Inc.* (Retail)	3,654	58,537
Scholastic Corp. (Media)	1,008	30,744
Scientific Games Corp.*—Class A (Entertainment)	1,890	25,761
SEI Investments Co. (Commercial Services)	2,016	63,726
Senior Housing Properties Trust (REIT)	3,402	85,560
Sensient Technologies Corp. (Chemicals)	1,890	83,179
Signet Jewelers, Ltd. (Retail)	1,638	119,754
Silgan Holdings, Inc. (Packaging & Containers)	882	42,548
Silicon Laboratories, Inc.* (Semiconductors)	630	24,608
SL Green Realty Corp. (REIT)	3,402	308,392
SM Energy Co. (Oil & Gas)	1,008	69,280
Smithfield Foods, Inc.* (Food)	4,662	154,779
Solera Holdings, Inc. (Software)	882	50,195
Sonoco Products Co. (Packaging & Containers)	3,780	145,492
Sotheby’s—Class A (Commercial Services)	882	39,690
SPX Corp. (Miscellaneous Manufacturing)	1,764	134,786
StanCorp Financial Group, Inc. (Insurance)	1,638	86,961
Steel Dynamics, Inc. (Iron/Steel)	8,064	125,476
STERIS Corp. (Healthcare-Products)	2,142	96,433
Strayer Education, Inc. (Commercial Services)	378	16,730
SunEdison, Inc.* (Semiconductors)	8,568	86,366
Superior Energy Services, Inc.* (Oil & Gas Services)	5,922	151,723
SUPERVALU, Inc.* (Food)	4,032	32,296
Synopsys, Inc.* (Computers)	2,646	98,008
Taubman Centers, Inc. (REIT)	1,008	73,806
TCF Financial Corp. (Banks)	6,048	92,172
Tech Data Corp.* (Electronics)	1,386	71,157
Techne Corp. (Healthcare-Products)	630	46,456
Teleflex, Inc. (Healthcare-Products)	1,512	120,098
Telephone & Data Systems, Inc. (Telecommunications)	3,654	96,868
Tempur-Pedic International, Inc.* (Home Furnishings)	882	34,971
The Brink’s Co. (Commercial Services)	1,764	47,152
The Cheesecake Factory, Inc. (Retail)	756	32,085
The Corporate Executive Board Co. (Commercial Services)	504	33,985
The New York Times Co.*—Class A (Media)	4,536	55,248
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,386	69,647
The Wendy’s Co. (Retail)	10,458	74,356
Tidewater, Inc. (Transportation)	1,764	104,058
Tootsie Roll Industries, Inc. (Food)	378	12,799
Towers Watson & Co.—Class A (Commercial Services)	2,016	169,808
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,898	114,094
Triumph Group, Inc. (Aerospace/Defense)	756	59,316
Trustmark Corp. (Banks)	2,520	67,964
Tupperware Corp. (Household Products/Wares)	756	63,716
UDR, Inc. (REIT)	5,292	132,512
UGI Corp. (Gas)	4,158	174,595
Unit Corp.* (Oil & Gas)	1,638	73,841
United Natural Foods, Inc.* (Food)	882	51,685
United Rentals, Inc.* (Commercial Services)	1,134	65,001
Universal Corp. (Agriculture)	882	54,067
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,276	229,157
URS Corp. (Engineering & Construction)	2,772	128,898
UTI Worldwide, Inc. (Transportation)	3,906	64,449
Valassis Communications, Inc.—Class A (Commercial Services)	1,386	39,681
Valley National Bancorp (Banks)	7,308	75,638
VCA Antech, Inc.* (Pharmaceuticals)	3,276	94,218
Vectren Corp. (Gas)	3,024	111,948
VeriFone Systems, Inc.* (Software)	2,016	38,445
Vishay Intertechnology, Inc.* (Electronics)	4,914	70,712
W.R. Berkley Corp. (Insurance)	4,032	170,836
Waste Connections, Inc. (Environmental Control)	2,268	98,114
Watsco, Inc. (Distribution/Wholesale)	378	35,286
Webster Financial Corp. (Banks)	1,512	41,187
Weingarten Realty Investors (REIT)	2,142	67,087
WellCare Health Plans, Inc.* (Healthcare-Services)	1,638	99,967
Werner Enterprises, Inc. (Transportation)	1,638	39,410
Westamerica Bancorp (Banks)	1,008	48,374
Westar Energy, Inc. (Electric)	4,662	156,597
WGL Holdings, Inc. (Gas)	1,890	86,883
Whitewave Foods Co.* (Food)	3,276	61,228
WMS Industries, Inc.* (Leisure Time)	2,016	51,912
Woodward, Inc. (Electronics)	2,268	92,807
World Fuel Services Corp. (Retail)	2,646	102,506
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	756	34,905
TOTAL COMMON STOCKS (Cost $22,448,377)		25,964,707

See accompanying notes to the financial statements.

98 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $70,000	$70,000	$70,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,000)		70,000
TOTAL INVESTMENT SECURITIES (Cost $22,518,377)—100.1%		26,034,707
Net other assets (liabilities)—(0.1)%		(24,758)
NET ASSETS—100.0%		$26,009,949

*                 Non-income producing security

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Value ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$359,670	1.4%
Agriculture	54,067	0.2%
Airlines	54,387	0.2%
Apparel	69,086	0.3%
Auto Manufacturers	146,830	0.6%
Banks	1,518,784	5.8%
Beverages	126,421	0.5%
Biotechnology	92,224	0.4%
Building Materials	87,847	0.3%
Chemicals	656,081	2.5%
Coal	75,020	0.3%
Commercial Services	1,466,501	5.6%
Computers	541,665	2.1%
Distribution/Wholesale	421,722	1.6%
Diversified Financial Services	327,246	1.3%
Electric	1,803,061	6.9%
Electrical Components & Equipment	439,633	1.7%
Electronics	424,533	1.6%
Engineering & Construction	464,630	1.8%
Entertainment	121,131	0.5%
Environmental Control	131,586	0.5%
Food	799,844	3.1%
Forest Products & Paper	87,583	0.3%
Gas	671,681	2.6%
Hand/Machine Tools	174,497	0.7%
Healthcare-Products	599,586	2.3%
Healthcare-Services	954,997	3.7%
Home Builders	116,626	0.4%
Home Furnishings	34,971	0.1%
Household Products/Wares	269,808	1.0%
Insurance	1,986,248	7.6%
Internet	60,344	0.2%
Investment Companies	67,609	0.3%
Iron/Steel	412,779	1.6%
Leisure Time	92,199	0.4%
Machinery-Diversified	293,482	1.1%
Media	300,248	1.2%
Mining	47,628	0.2%
Miscellaneous Manufacturing	821,315	3.2%
Office Furnishings	97,843	0.4%
Oil & Gas	689,181	2.6%
Oil & Gas Services	645,526	2.5%
Packaging & Containers	553,343	2.1%
Pharmaceuticals	373,105	1.4%
Real Estate	72,547	0.3%
REIT	2,677,781	10.3%
Retail	886,667	3.4%
Savings & Loans	422,201	1.6%
Semiconductors	419,822	1.6%
Shipbuilding	117,520	0.5%
Software	801,826	3.1%
Telecommunications	272,425	1.0%
Textiles	89,956	0.3%
Transportation	510,635	2.0%
Trucking & Leasing	79,698	0.3%
Water	81,061	0.3%
Other**	45,242	0.2%
Total	$26,009,949	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 99

Common Stocks (99.7%)

	Shares	Value
3D Systems Corp.* (Computers)	2,070	$97,766
ACI Worldwide, Inc.* (Software)	920	43,562
Acuity Brands, Inc. (Electrical Components & Equipment)	575	49,738
Acxiom Corp.* (Software)	1,035	26,672
Advance Auto Parts, Inc. (Retail)	805	66,404
Advent Software, Inc. (Software)	345	10,153
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,150	207,403
Alaska Air Group, Inc.* (Airlines)	1,495	91,449
Albemarle Corp. (Chemicals)	1,150	71,312
Alleghany Corp.* (Insurance)	230	92,893
Alliance Data Systems Corp.* (Commercial Services)	1,035	204,702
AMC Networks, Inc.*—Class A (Media)	1,265	86,349
American Campus Communities, Inc. (REIT)	1,150	44,172
American Eagle Outfitters, Inc. (Retail)	3,795	74,534
Ametek, Inc. (Electrical Components & Equipment)	5,290	244,820
ANN, Inc.* (Retail)	1,035	35,076
ANSYS, Inc.* (Software)	1,265	100,998
AOL, Inc. (Internet)	690	25,420
Aqua America, Inc. (Water)	1,610	54,514
Arthur J. Gallagher & Co. (Insurance)	1,495	66,348
Ascena Retail Group, Inc.* (Retail)	2,760	52,688
Ashland, Inc. (Chemicals)	805	69,906
Atmel Corp.* (Semiconductors)	9,430	74,497
Bally Technologies, Inc.* (Entertainment)	805	57,702
BE Aerospace, Inc.* (Aerospace/Defense)	2,300	160,333
Bob Evans Farms, Inc. (Retail)	575	29,222
BRE Properties, Inc.—Class A (REIT)	690	36,611
Brinker International, Inc. (Retail)	1,035	41,555
Broadridge Financial Solutions, Inc. (Software)	1,265	36,609
Brown & Brown, Inc. (Insurance)	1,380	45,526
Cabela’s, Inc.* (Retail)	1,035	71,042
Cadence Design Systems, Inc.* (Computers)	6,210	90,541
Camden Property Trust (REIT)	920	64,897
CARBO Ceramics, Inc. (Oil & Gas Services)	230	20,208
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	805	54,531
Carpenter Technology Corp. (Iron/Steel)	690	36,073
Carter’s, Inc. (Apparel)	1,150	82,018
Cathay Bancorp, Inc. (Banks)	1,610	38,254
CBOE Holdings, Inc. (Diversified Financial Services)	1,150	57,615
Charles River Laboratories International, Inc.* (Biotechnology)	1,035	47,134
Chico’s FAS, Inc. (Retail)	3,565	61,068
Church & Dwight, Inc. (Household Products/Wares)	1,725	109,883
Ciena Corp.* (Telecommunications)	2,185	48,201
Cimarex Energy Co. (Oil & Gas)	805	61,526
Cinemark Holdings, Inc. (Entertainment)	2,185	63,628
City National Corp. (Banks)	1,035	71,964
Clarcor, Inc. (Miscellaneous Manufacturing)	460	25,291
Clean Harbors, Inc.* (Environmental Control)	1,150	64,906
CommVault Systems, Inc.* (Software)	920	77,676
Compass Minerals International, Inc. (Mining)	345	26,082
Concur Technologies, Inc.* (Software)	1,035	92,001
Copart, Inc.* (Retail)	2,300	74,773
CoreLogic, Inc.* (Commercial Services)	2,070	57,753
Corporate Office Properties Trust (REIT)	805	20,511
Corrections Corp. of America (REIT)	2,530	83,617
Covance, Inc.* (Healthcare-Services)	690	56,925
Cree, Inc.* (Semiconductors)	2,530	176,846
CST Brands, Inc.* (Retail)	690	22,501
Cypress Semiconductor Corp. (Semiconductors)	1,380	17,623
Cytec Industries, Inc. (Chemicals)	575	44,793
Deluxe Corp. (Commercial Services)	460	18,865
Dick’s Sporting Goods, Inc. (Retail)	2,185	112,331
Domino’s Pizza, Inc. (Retail)	805	50,377
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,840	66,700
Dresser-Rand Group, Inc.* (Oil & Gas Services)	805	49,000
Dril-Quip, Inc.* (Oil & Gas Services)	345	31,364
Duke Realty Corp. (REIT)	3,220	53,033
Eagle Materials, Inc. (Building Materials)	1,035	69,842
Eaton Vance Corp. (Diversified Financial Services)	2,645	107,043
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,265	48,652
Equinix, Inc.* (Internet)	1,035	185,628
Equity One, Inc. (REIT)	575	13,306
Essex Property Trust, Inc. (REIT)	460	74,193
Extra Space Storage, Inc. (REIT)	2,300	96,714
FactSet Research Systems, Inc. (Media)	460	50,223
Fair Isaac Corp. (Software)	805	40,218
Federal Realty Investment Trust (REIT)	805	84,791
Fidelity National Title Group, Inc.—Class A (Insurance)	2,530	61,934
First American Financial Corp. (Insurance)	2,415	54,893
First Horizon National Corp. (Banks)	2,645	32,613
Flowers Foods, Inc. (Food)	1,840	42,246
Foot Locker, Inc. (Retail)	3,335	120,494
Fortune Brands Home & Security, Inc. (Building Materials)	3,565	147,270
Fulton Financial Corp. (Banks)	2,415	30,405
Gartner Group, Inc.* (Commercial Services)	2,070	124,221
Genesee & Wyoming, Inc.*—Class A (Transportation)	690	61,865
Gentex Corp. (Electronics)	3,105	70,111
Global Payments, Inc. (Commercial Services)	920	42,605
Graco, Inc. (Machinery-Diversified)	1,380	96,296
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,725	133,135
Greenhill & Co., Inc. (Diversified Financial Services)	345	17,367
Hanesbrands, Inc. (Apparel)	2,185	138,660
Henry Schein, Inc.* (Healthcare-Products)	1,150	119,405
Herman Miller, Inc. (Office Furnishings)	575	16,163
Highwoods Properties, Inc. (REIT)	1,035	37,550
HMS Holdings Corp.* (Commercial Services)	1,955	47,291
HollyFrontier Corp. (Oil & Gas)	4,485	204,291
Hologic, Inc.* (Healthcare-Products)	3,105	70,484
Home Properties, Inc. (REIT)	460	29,353
HSN, Inc. (Retail)	805	48,348
Hubbell, Inc.—Class B (Electrical Components & Equipment)	690	74,072

See accompanying notes to the financial statements.

100 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
IDEX Corp. (Machinery-Diversified)	1,150	$68,598
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,150	112,689
Ingredion, Inc. (Food)	1,725	115,920
Integrated Device Technology, Inc.* (Semiconductors)	1,725	15,542
InterDigital, Inc. (Telecommunications)	920	36,552
Itron, Inc.* (Electronics)	920	39,670
ITT Corp. (Miscellaneous Manufacturing)	920	28,741
J.B. Hunt Transport Services, Inc. (Transportation)	1,955	146,488
Jack Henry & Associates, Inc. (Computers)	1,150	55,545
Jarden Corp.* (Household Products/Wares)	2,185	99,352
Jones Lang LaSalle, Inc. (Real Estate)	920	83,748
KB Home (Home Builders)	1,840	32,660
Kilroy Realty Corp. (REIT)	805	42,134
Kirby Corp.* (Transportation)	690	58,277
Lamar Advertising Co.*—Class A (Advertising)	1,265	54,812
Lancaster Colony Corp. (Food)	230	19,097
Landstar System, Inc. (Transportation)	575	31,085
Lender Processing Services, Inc. (Commercial Services)	920	30,066
Lennox International, Inc. (Building Materials)	1,035	74,334
Life Time Fitness, Inc.* (Leisure Time)	460	24,513
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,840	108,634
LKQ Corp.* (Distribution/Wholesale)	6,555	170,889
Louisiana-Pacific Corp.* (Building Materials)	3,105	50,487
M.D.C. Holdings, Inc. (Home Builders)	805	25,470
Mallinckrodt PLC* (Pharmaceuticals)	1,265	58,051
Martin Marietta Materials (Building Materials)	460	45,816
Masimo Corp. (Healthcare-Products)	575	13,392
Mednax, Inc.* (Healthcare-Services)	575	56,017
Mentor Graphics Corp. (Computers)	2,070	42,497
Mettler Toledo International, Inc.* (Electronics)	690	152,214
Micros Systems, Inc.* (Computers)	805	39,228
Mine Safety Appliances Co. (Environmental Control)	345	18,330
Mohawk Industries, Inc.* (Textiles)	805	95,787
MSC Industrial Direct Co.—Class A (Retail)	1,035	83,783
MSCI, Inc.*—Class A (Software)	1,610	56,431
National Instruments Corp. (Electronics)	2,070	58,353
National Retail Properties, Inc. (REIT)	1,265	44,262
NCR Corp.* (Computers)	2,415	86,940
NeuStar, Inc.*—Class A (Telecommunications)	1,495	83,839
NewMarket Corp. (Chemicals)	230	62,689
Nordson Corp. (Machinery-Diversified)	1,265	91,282
NVR, Inc.* (Home Builders)	115	106,444
Oceaneering International, Inc. (Oil & Gas Services)	1,380	111,904
Office Depot, Inc.* (Retail)	3,335	14,441
Oil States International, Inc.* (Oil & Gas Services)	690	67,089
OMEGA Healthcare Investors, Inc. (REIT)	2,530	80,530
Packaging Corp. of America (Packaging & Containers)	2,185	117,532
Panera Bread Co.*—Class A (Retail)	575	96,054
Patterson-UTI Energy, Inc. (Oil & Gas)	1,610	31,830
Plantronics, Inc. (Telecommunications)	575	26,732
PNM Resources, Inc. (Electric)	920	21,602
Polaris Industries, Inc. (Leisure Time)	1,380	154,754
Potlatch Corp. (REIT)	460	20,254
PTC, Inc.* (Software)	1,150	31,142
Rackspace Hosting, Inc.* (Internet)	2,415	109,375
Raymond James Financial Corp. (Diversified Financial Services)	1,380	60,817
Rayonier, Inc. (REIT)	1,725	100,808
Realty Income Corp. (REIT)	2,415	104,834
Regal-Beloit Corp. (Hand/Machine Tools)	575	37,191
Regency Centers Corp. (REIT)	1,150	60,640
ResMed, Inc. (Healthcare-Products)	3,105	147,952
RF Micro Devices, Inc.* (Telecommunications)	2,760	14,324
Riverbed Technology, Inc.* (Computers)	3,565	55,757
Rollins, Inc. (Commercial Services)	805	20,528
Rosetta Resources, Inc.* (Oil & Gas)	805	36,716
Royal Gold, Inc. (Mining)	1,380	71,332
RPM, Inc. (Chemicals)	1,380	48,631
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,150	84,985
SEI Investments Co. (Commercial Services)	1,725	54,527
Semtech Corp.* (Semiconductors)	1,495	45,224
Senior Housing Properties Trust (REIT)	2,070	52,061
Service Corp. International (Commercial Services)	4,600	87,262
Signature Bank* (Banks)	1,035	94,754
Signet Jewelers, Ltd. (Retail)	805	58,854
Silgan Holdings, Inc. (Packaging & Containers)	460	22,190
Silicon Laboratories, Inc.* (Semiconductors)	460	17,968
Skyworks Solutions, Inc.* (Semiconductors)	4,140	99,443
SM Energy Co. (Oil & Gas)	805	55,328
Solarwinds, Inc.* (Software)	1,380	48,976
Solera Holdings, Inc. (Software)	920	52,357
Sotheby’s—Class A (Commercial Services)	1,035	46,575
SUPERVALU, Inc.* (Food)	1,955	15,660
SVB Financial Group* (Banks)	1,035	90,273
Synopsys, Inc.* (Computers)	1,840	68,154
Synovus Financial Corp. (Banks)	17,365	57,825
Taubman Centers, Inc. (REIT)	805	58,942
Techne Corp. (Healthcare-Products)	345	25,440
Tempur-Pedic International, Inc.* (Home Furnishings)	805	31,918
Terex Corp.* (Machinery-Construction & Mining)	2,415	71,194
The Cheesecake Factory, Inc. (Retail)	575	24,403
The Cooper Cos., Inc. (Healthcare-Products)	1,035	131,807
The Corporate Executive Board Co. (Commercial Services)	460	31,018
The Timken Co. (Metal Fabricate/Hardware)	1,725	100,775
The Valspar Corp. (Chemicals)	1,840	125,340
Thor Industries, Inc. (Home Builders)	920	49,726
Thoratec Corp.* (Healthcare-Products)	1,265	41,479
Tibco Software, Inc.* (Internet)	3,450	86,043
Toll Brothers, Inc.* (Home Builders)	3,335	109,622
Tootsie Roll Industries, Inc. (Food)	230	7,788
Tractor Supply Co. (Retail)	1,495	181,088
Trimble Navigation, Ltd.* (Electronics)	5,635	160,824
Triumph Group, Inc. (Aerospace/Defense)	690	54,137
Tupperware Corp. (Household Products/Wares)	690	58,153

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 101

Common Stocks, continued

	Shares	Value
tw telecom, Inc.* (Telecommunications)	3,335	$99,316
UDR, Inc. (REIT)	2,300	57,592
Under Armour, Inc.*—Class A (Apparel)	1,725	115,799
United Natural Foods, Inc.* (Food)	575	33,695
United Rentals, Inc.* (Commercial Services)	1,380	79,101
United Therapeutics Corp.* (Biotechnology)	1,035	77,459
Valmont Industries, Inc. (Metal Fabricate/Hardware)	460	64,234
ValueClick, Inc.* (Internet)	1,610	39,348
VeriFone Systems, Inc.* (Software)	1,150	21,931
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,830	385,434
Wabtec Corp. (Machinery-Diversified)	2,070	120,184
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,840	93,950
Washington Federal, Inc. (Savings & Loans)	2,300	50,025
Waste Connections, Inc. (Environmental Control)	1,380	59,699
Watsco, Inc. (Distribution/Wholesale)	345	32,206
Webster Financial Corp. (Banks)	1,035	28,193
Weingarten Realty Investors (REIT)	1,150	36,018
WEX, Inc.* (Commercial Services)	805	69,987
Whitewave Foods Co.* (Food)	1,840	34,390
Williams-Sonoma, Inc. (Retail)	1,840	108,302
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,150	41,136
Zebra Technologies Corp.* —Class A (Machinery-Diversified)	690	31,857
TOTAL COMMON STOCKS (Cost $11,391,933)		15,537,563

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $19,000	$19,000	$19,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,000)		19,000
TOTAL INVESTMENT SECURITIES (Cost $11,410,933)—99.8%		15,556,563
Net other assets (liabilities)—0.2%		25,795
NET ASSETS—100.0%		$15,582,358

*                      Non-income producing security

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$54,812	0.4%
Aerospace/Defense	214,470	1.4%
Airlines	91,449	0.6%
Apparel	336,477	2.2%
Banks	444,281	2.9%
Beverages	133,136	0.9%
Biotechnology	510,027	3.3%
Building Materials	387,749	2.5%
Chemicals	422,671	2.7%
Commercial Services	914,500	5.9%
Computers	536,428	3.4%
Distribution/Wholesale	203,095	1.3%
Diversified Financial Services	544,195	3.5%
Electric	21,602	0.1%
Electrical Components & Equipment	368,630	2.4%
Electronics	481,172	3.1%
Entertainment	121,330	0.8%
Environmental Control	142,935	0.9%
Food	268,795	1.7%
Hand/Machine Tools	145,825	0.9%
Healthcare-Products	662,648	4.3%
Healthcare-Services	112,942	0.7%
Home Builders	323,922	2.1%
Home Furnishings	31,918	0.2%
Household Products/Wares	267,388	1.7%
Insurance	321,594	2.1%
Internet	445,814	2.9%
Iron/Steel	36,073	0.2%
Leisure Time	179,267	1.2%
Machinery-Construction & Mining	71,194	0.5%
Machinery-Diversified	408,218	2.6%
Media	136,572	0.9%
Metal Fabricate/Hardware	206,144	1.3%
Mining	97,414	0.6%
Miscellaneous Manufacturing	175,262	1.1%
Office Furnishings	16,163	0.1%
Oil & Gas	389,691	2.5%
Oil & Gas Services	279,565	1.8%
Packaging & Containers	139,722	0.9%
Pharmaceuticals	191,688	1.2%
Real Estate	83,748	0.5%
REIT	1,296,823	8.2%
Retail	1,427,339	9.1%
Savings & Loans	50,025	0.3%
Semiconductors	447,143	2.9%
Software	638,725	4.1%
Telecommunications	308,965	2.0%
Textiles	95,787	0.6%
Transportation	297,715	1.9%
Water	54,515	0.3%
Other**	44,795	0.3%
Total	$15,582,358	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

102 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (100.2%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	2,299	$39,129
AAON, Inc. (Building Materials)	1,881	40,573
AAR Corp. (Aerospace/Defense)	5,434	131,720
ABIOMED, Inc.* (Healthcare-Products)	1,881	47,175
ABM Industries, Inc. (Commercial Services)	6,897	178,631
Acadia Realty Trust (REIT)	3,135	80,820
Actuant Corp.—Class A (Miscellaneous Manufacturing)	3,135	110,697
Aegion Corp.* (Engineering & Construction)	2,926	66,771
Aerovironment, Inc.* (Aerospace/Defense)	2,508	56,706
Affymetrix, Inc.* (Healthcare-Products)	9,614	36,533
Agilysys, Inc.* (Computers)	1,045	12,112
Agree Realty Corp. (REIT)	1,672	50,428
AK Steel Holding Corp.* (Iron/Steel)	11,077	37,662
Albany International Corp.—Class A (Machinery-Diversified)	3,971	137,039
ALLETE, Inc. (Electric)	4,807	257,751
Alliance One International, Inc.* (Agriculture)	11,286	43,000
Almost Family, Inc. (Healthcare-Services)	1,045	19,991
AMCOL International Corp. (Mining)	2,299	80,649
Amedisys, Inc.* (Healthcare-Services)	4,389	54,906
American Greetings Corp.—Class A (Household Products/Wares)	4,389	83,567
American Science & Engineering, Inc. (Electronics)	627	38,115
American States Water Co. (Water)	1,254	80,532
Amerisafe, Inc. (Insurance)	2,508	89,611
AMN Healthcare Services, Inc.* (Commercial Services)	2,717	40,157
AmSurg Corp.* (Healthcare-Services)	4,389	171,654
Anixter International, Inc.* (Telecommunications)	3,762	312,397
Apogee Enterprises, Inc. (Building Materials)	1,881	50,336
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,926	152,620
Approach Resources, Inc.* (Oil & Gas)	2,090	55,364
Arbitron, Inc. (Commercial Services)	1,881	86,451
Arkansas Best Corp. (Transportation)	3,344	72,565
Associated Estates Realty Corp. (REIT)	4,389	67,064
Astec Industries, Inc. (Machinery-Construction & Mining)	2,926	102,410
Atlantic Tele-Network, Inc. (Telecommunications)	627	31,977
Atlas Air Worldwide Holdings, Inc.* (Transportation)	3,553	158,605
ATMI, Inc.* (Semiconductors)	2,090	51,937
Avid Technology, Inc.* (Software)	4,180	24,913
Avista Corp. (Electric)	8,151	234,586
B&G Foods, Inc.—Class A (Food)	2,717	94,660
Balchem Corp. (Chemicals)	1,881	93,599
Bank Mutual Corp. (Savings & Loans)	5,852	36,341
Banner Corp. (Banks)	2,299	85,247
Barnes Group, Inc. (Miscellaneous Manufacturing)	6,479	213,807
Basic Energy Services, Inc.* (Oil & Gas Services)	3,762	43,037
Bel Fuse, Inc.—Class B (Electronics)	1,463	22,896
Belden, Inc. (Electrical Components & Equipment)	2,717	159,243
Benchmark Electronics, Inc.* (Electronics)	7,524	166,431
Big 5 Sporting Goods Corp. (Retail)	2,299	46,601
Biglari Holdings, Inc.* (Retail)	209	87,061
BJ’s Restaurants, Inc.* (Retail)	1,881	67,039
Black Box Corp. (Telecommunications)	2,299	62,211
Blackbaud, Inc. (Software)	3,135	110,007
Blue Nile, Inc.* (Internet)	627	24,346
Blyth, Inc. (Household Products/Wares)	1,463	20,497
Bottomline Technologies, Inc.* (Software)	2,090	60,757
Boyd Gaming Corp.* (Lodging)	7,733	102,926
Brady Corp.—Class A (Electronics)	3,762	125,162
Briggs & Stratton Corp. (Machinery-Diversified)	6,479	131,200
Bristow Group, Inc. (Transportation)	5,016	341,138
Brookline Bancorp, Inc. (Savings & Loans)	3,762	37,093
Brooks Automation, Inc. (Semiconductors)	8,987	88,252
Brown Shoe Co., Inc. (Retail)	2,926	69,551
Buckeye Technologies, Inc. (Forest Products & Paper)	5,225	194,475
C&J Energy Services, Inc.* (Oil & Gas Services)	1,463	28,309
Cabot Microelectronics Corp.* (Semiconductors)	1,672	61,831
CACI International, Inc.*—Class A (Computers)	3,135	208,164
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	2,717	28,936
Calavo Growers, Inc. (Food)	1,045	28,382
Calgon Carbon Corp.* (Environmental Control)	4,389	78,695
Callaway Golf Co. (Leisure Time)	5,643	40,517
Cal-Maine Foods, Inc. (Food)	836	42,368
Capella Education Co.* (Commercial Services)	1,463	71,702
Cardtronics, Inc.* (Commercial Services)	2,717	80,043
Career Education Corp.* (Commercial Services)	6,897	22,208
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,299	72,809
Casey’s General Stores, Inc. (Retail)	5,225	346,052
Cash America International, Inc. (Retail)	3,971	166,782
Cbeyond, Inc.* (Telecommunications)	4,180	35,405
CDI Corp. (Commercial Services)	1,881	29,588
CEC Entertainment, Inc. (Retail)	2,299	95,615
Cedar Realty Trust, Inc. (REIT)	4,180	23,157
Centene Corp.* (Healthcare-Services)	7,524	417,356
Central Garden & Pet Co.*—Class A (Household Products/Wares)	5,643	42,548
Century Aluminum Co.* (Mining)	7,106	59,619
CEVA, Inc.* (Semiconductors)	1,881	34,291
Checkpoint Systems, Inc.* (Electronics)	5,643	97,060
Chemed Corp. (Commercial Services)	1,045	73,767
Christopher & Banks Corp.* (Retail)	2,090	14,296
CIBER, Inc.* (Computers)	9,196	33,473
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,299	120,744
City Holding Co. (Banks)	1,254	55,502
Clearwater Paper Corp.* (Forest Products & Paper)	2,926	143,140
Cloud Peak Energy, Inc.* (Coal)	8,360	134,011
Coherent, Inc. (Electronics)	1,254	71,077
Cohu, Inc. (Semiconductors)	3,135	36,993
Colonial Properties Trust (REIT)	6,688	161,916
Columbia Banking System, Inc. (Banks)	3,344	83,533
Comfort Systems USA, Inc. (Building Materials)	5,016	77,497
Community Bank System, Inc. (Banks)	5,434	182,256
Computer Programs & Systems, Inc. (Software)	627	34,949

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 103

Common Stocks, continued

	Shares	Value
comScore, Inc.* (Internet)	2,299	$66,579
Comstock Resources, Inc. (Oil & Gas)	3,762	63,089
Comtech Telecommunications Corp. (Telecommunications)	2,299	62,257
CONMED Corp. (Healthcare-Products)	3,762	123,394
Consolidated Graphics, Inc.* (Commercial Services)	1,045	56,002
Contango Oil & Gas Co. (Oil & Gas)	1,672	64,640
Corinthian Colleges, Inc.* (Commercial Services)	10,659	23,876
CorVel Corp.* (Commercial Services)	836	28,332
Cousins Properties, Inc. (REIT)	11,077	113,539
Cracker Barrel Old Country Store, Inc. (Retail)	3,344	327,377
Crocs, Inc.* (Apparel)	4,598	62,855
Cross Country Healthcare, Inc.* (Commercial Services)	4,180	23,575
CryoLife, Inc. (Healthcare-Products)	2,090	14,797
CSG Systems International, Inc. (Software)	2,090	49,491
CTS Corp. (Electronics)	4,598	64,602
Cubic Corp. (Aerospace/Defense)	1,463	73,955
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,553	221,458
Curtiss-Wright Corp. (Aerospace/Defense)	6,479	263,306
CVB Financial Corp. (Banks)	7,733	101,225
Daktronics, Inc. (Electronics)	3,135	34,109
Diamond Foods, Inc.* (Food)	3,135	63,923
DiamondRock Hospitality Co. (REIT)	26,752	259,494
Digi International, Inc.* (Software)	3,553	35,281
Digital Generation, Inc.* (Media)	1,672	12,958
Digital River, Inc.* (Internet)	4,807	81,671
Dime Community Bancshares, Inc. (Savings & Loans)	1,672	29,344
DineEquity, Inc. (Retail)	1,254	87,366
Diodes, Inc.* (Semiconductors)	1,881	51,558
DSP Group, Inc.* (Semiconductors)	2,926	21,799
DTS, Inc.* (Home Furnishings)	1,672	37,854
DXP Enterprises, Inc.* (Machinery-Diversified)	418	28,842
Dycom Industries, Inc.* (Engineering & Construction)	4,598	121,755
E.W. Scripps Co.*—Class A (Media)	3,971	65,958
EastGroup Properties, Inc. (REIT)	1,881	116,359
Ebix, Inc. (Software)	2,299	26,668
El Paso Electric Co. (Electric)	5,434	205,242
Electro Scientific Industries, Inc. (Electronics)	1,672	18,977
EMCOR Group, Inc. (Engineering & Construction)	9,196	379,612
Emergent Biosolutions, Inc.* (Biotechnology)	3,553	62,853
Employers Holdings, Inc. (Insurance)	2,508	65,935
Encore Wire Corp. (Electrical Components & Equipment)	1,045	43,587
EnerSys (Electrical Components & Equipment)	2,717	143,784
Engility Holdings, Inc.* (Engineering & Construction)	2,299	74,925
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,254	71,265
EPIQ Systems, Inc. (Software)	4,389	57,101
EPR Properties (REIT)	6,479	326,412
Era Group, Inc.* (Transportation)	2,508	61,170
ESCO Technologies, Inc. (Electronics)	1,881	65,139
Evercore Partners, Inc.—Class A (Diversified Financial Services)	2,299	109,019
Exponent, Inc. (Engineering & Construction)	836	55,276
Exterran Holdings, Inc.* (Oil & Gas Services)	4,807	152,622
EZCORP, Inc.*—Class A (Retail)	6,479	117,140
FARO Technologies, Inc.* (Electronics)	1,045	38,383
Federal Signal Corp.* (Miscellaneous Manufacturing)	8,569	83,119
Fifth & Pacific Cos., Inc.* (Retail)	8,569	204,114
Financial Engines, Inc. (Diversified Financial Services)	2,717	129,710
First Bancorp* (Banks)	9,614	72,393
First Financial Bancorp (Banks)	7,942	127,946
First Financial Bankshares, Inc. (Banks)	1,881	115,964
First Midwest Bancorp, Inc. (Banks)	5,643	86,169
Forest Oil Corp.* (Oil & Gas)	8,360	42,803
Forestar Group, Inc.* (Real Estate)	4,807	103,879
Forrester Research, Inc. (Commercial Services)	1,045	36,659
Forward Air Corp. (Transportation)	1,463	53,502
Franklin Street Properties Corp. (REIT)	11,913	158,562
Fred’s, Inc.—Class A (Retail)	4,598	79,086
G & K Services, Inc.—Class A (Textiles)	2,717	143,485
GenCorp, Inc.* (Aerospace/Defense)	3,135	54,894
General Communication, Inc.*—Class A (Telecommunications)	1,672	14,797
Genesco, Inc.* (Retail)	3,344	235,350
Gentiva Health Services, Inc.* (Healthcare-Services)	3,971	42,649
Getty Realty Corp. (REIT)	2,090	43,033
Gibraltar Industries, Inc.* (Building Materials)	3,971	61,153
Glacier Bancorp, Inc. (Banks)	6,061	147,525
Glatfelter (Forest Products & Paper)	5,852	154,902
Government Properties Income Trust (REIT)	4,598	116,191
Griffon Corp. (Building Materials)	6,061	72,126
Group 1 Automotive, Inc. (Retail)	2,926	212,984
GT Advanced Technologies, Inc.* (Semiconductors)	16,302	84,607
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,881	46,517
Hanmi Financial Corp.* (Banks)	4,389	74,613
Harmonic, Inc.* (Telecommunications)	13,794	105,662
Harte-Hanks, Inc. (Advertising)	5,852	55,945
Haverty Furniture Cos., Inc. (Retail)	1,463	38,038
Hawkins, Inc. (Chemicals)	627	24,296
Haynes International, Inc. (Metal Fabricate/Hardware)	1,672	80,423
Healthcare Realty Trust, Inc. (REIT)	5,643	145,082
Healthways, Inc.* (Healthcare-Services)	2,090	35,864
Heartland Express, Inc. (Transportation)	3,344	49,224
Heartland Payment Systems, Inc. (Commercial Services)	1,881	70,180
Heidrick & Struggles International, Inc. (Commercial Services)	2,299	35,359
Helen of Troy, Ltd.* (Household Products/Wares)	2,090	88,782
Higher One Holdings, Inc.* (Diversified Financial Services)	2,717	29,344
Hillenbrand, Inc. (Miscellaneous Manufacturing)	4,807	119,166
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	1,463	52,580
Horace Mann Educators Corp. (Insurance)	5,434	154,000
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	4,389	232,399
Hub Group, Inc.*—Class A (Transportation)	2,299	87,937
Iconix Brand Group, Inc.* (Apparel)	3,971	130,408

See accompanying notes to the financial statements.

104 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
II-VI, Inc.* (Electronics)	2,717	$48,037
Independent Bank Corp. (Banks)	1,881	70,048
Infinity Property & Casualty Corp. (Insurance)	1,672	108,697
Inland Real Estate Corp. (REIT)	6,061	62,368
Innophos Holdings, Inc. (Chemicals)	2,926	145,832
Insight Enterprises, Inc.* (Computers)	5,852	125,174
Insperity, Inc. (Commercial Services)	2,926	96,763
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,254	49,395
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	5,643	91,417
Interface, Inc. (Office Furnishings)	2,926	55,565
Intermec, Inc.* (Machinery-Diversified)	3,553	35,282
Intevac, Inc.* (Machinery-Diversified)	3,344	21,301
Invacare Corp. (Healthcare-Products)	3,971	61,987
Investment Technology Group, Inc.* (Diversified Financial Services)	5,016	71,277
ION Geophysical Corp.* (Oil & Gas Services)	8,987	55,270
IPC The Hospitalist Co.* (Healthcare-Services)	1,254	63,164
ITT Educational Services, Inc.* (Commercial Services)	2,090	54,821
J & J Snack Foods Corp. (Food)	836	66,612
j2 Global, Inc. (Computers)	2,508	114,791
Jack in the Box, Inc.* (Retail)	3,762	150,819
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,926	17,585
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,971	94,152
Jos. A. Bank Clothiers, Inc.* (Retail)	3,762	153,715
Kaiser Aluminum Corp. (Mining)	2,299	150,010
Kaman Corp.—Class A (Aerospace/Defense)	2,299	87,040
KapStone Paper & Packaging Corp. (Forest Products & Paper)	5,225	230,161
Kaydon Corp. (Metal Fabricate/Hardware)	2,717	79,010
Kelly Services, Inc.—Class A (Commercial Services)	3,762	73,622
Kindred Healthcare, Inc.* (Healthcare-Services)	7,315	112,358
Kirkland’s, Inc.* (Retail)	2,090	36,742
Kite Realty Group Trust (REIT)	11,704	67,532
Knight Transportation, Inc. (Transportation)	3,971	67,388
Kopin Corp.* (Semiconductors)	5,434	20,160
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,672	64,623
Korn/Ferry International* (Commercial Services)	6,688	130,617
Kraton Performance Polymers, Inc.* (Chemicals)	4,389	89,097
Laclede Group, Inc. (Gas)	4,180	191,695
LaSalle Hotel Properties (REIT)	12,958	349,090
La-Z-Boy, Inc. (Home Furnishings)	2,926	60,656
Lexington Realty Trust (REIT)	14,630	183,460
LHC Group, Inc.* (Healthcare-Services)	2,090	47,945
Lincoln Educational Services Corp. (Commercial Services)	3,135	19,656
Lithia Motors, Inc.—Class A (Retail)	1,463	95,446
Live Nation, Inc.* (Commercial Services)	19,646	321,801
LogMeIn, Inc.* (Telecommunications)	1,881	55,903
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,672	54,975
LTC Properties, Inc. (REIT)	2,299	88,902
Lumos Networks Corp. (Telecommunications)	1,045	19,803
Magellan Health Services, Inc.* (Healthcare-Services)	3,762	214,998
Maidenform Brands, Inc.* (Apparel)	3,135	73,234
Marcus Corp. (Lodging)	2,508	32,479
MarineMax, Inc.* (Retail)	3,344	38,891
Marriott Vacations Worldwide Corp.* (Entertainment)	1,881	82,764
Materion Corp. (Mining)	2,717	81,890
Matrix Service Co.* (Oil & Gas Services)	3,553	56,315
MB Financial, Inc. (Banks)	3,344	96,240
Meadowbrook Insurance Group, Inc. (Insurance)	6,479	49,176
Medical Properties Trust, Inc. (REIT)	11,077	161,724
Mercury Computer Systems, Inc.* (Computers)	4,389	40,730
Meridian Bioscience, Inc. (Healthcare-Products)	2,508	62,023
Merit Medical Systems, Inc.* (Healthcare-Products)	3,344	43,940
Methode Electronics, Inc. (Electronics)	4,807	90,804
Micrel, Inc. (Semiconductors)	3,344	35,480
MicroStrategy, Inc.*—Class A (Software)	627	59,571
Mid-America Apartment Communities, Inc. (REIT)	2,926	197,651
MKS Instruments, Inc. (Semiconductors)	3,762	102,025
Mobile Mini, Inc.* (Storage/Warehousing)	5,225	180,315
Molina Healthcare, Inc.* (Healthcare-Services)	3,971	147,404
Monarch Casino & Resort, Inc.* (Lodging)	1,254	25,707
Monotype Imaging Holdings, Inc. (Software)	2,090	51,268
Monro Muffler Brake, Inc. (Commercial Services)	2,299	98,880
Moog, Inc.*—Class A (Aerospace/Defense)	6,270	352,624
MTS Systems Corp. (Computers)	627	39,532
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,463	80,304
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,090	40,692
Nash Finch Co. (Food)	1,672	39,208
National Presto Industries, Inc. (Aerospace/Defense)	627	46,486
Natus Medical, Inc.* (Healthcare-Products)	1,463	18,712
Navigant Consulting Co.* (Commercial Services)	6,897	92,558
NBT Bancorp, Inc. (Banks)	6,061	136,797
Neenah Paper, Inc. (Forest Products & Paper)	836	33,081
New Jersey Resources Corp. (Gas)	5,643	252,581
Newport Corp.* (Electronics)	5,434	79,608
Northwest Bancshares, Inc. (Savings & Loans)	12,749	176,191
Northwest Natural Gas Co. (Gas)	3,762	165,302
NorthWestern Corp. (Electric)	5,225	220,495
NTELOS Holdings Corp. (Telecommunications)	2,090	39,145
Nutrisystem, Inc. (Internet)	3,971	49,678
NuVasive, Inc.* (Healthcare-Products)	6,061	138,313
OfficeMax, Inc. (Retail)	11,913	135,689
Old National Bancorp (Banks)	13,794	198,772
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,254	34,924
OM Group, Inc.* (Chemicals)	4,389	135,488
Omnicell, Inc.* (Software)	1,881	39,689
Oplink Communications, Inc.* (Telecommunications)	1,463	29,479
Orbital Sciences Corp.* (Aerospace/Defense)	8,151	151,120

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 105

Common Stocks, continued

	Shares	Value
Orion Marine Group, Inc.* (Engineering & Construction)	3,762	$47,288
OSI Systems, Inc.* (Electronics)	836	58,846
Park Electrochemical Corp. (Electronics)	2,717	73,902
Parkway Properties, Inc. (REIT)	3,344	58,520
PC-Tel, Inc. (Internet)	1,254	12,101
PDC Energy, Inc.* (Oil & Gas)	2,508	138,316
Penn Virginia Corp.* (Oil & Gas)	7,524	37,921
Pennsylvania REIT (REIT)	3,344	69,221
Pericom Semiconductor Corp.* (Semiconductors)	2,926	22,384
Perry Ellis International, Inc. (Apparel)	1,672	33,607
PetMed Express, Inc. (Retail)	1,463	24,505
PetroQuest Energy, Inc.* (Oil & Gas)	3,553	15,989
PharMerica Corp.* (Pharmaceuticals)	3,971	58,136
Piedmont Natural Gas Co., Inc. (Gas)	10,241	353,826
Pinnacle Entertainment, Inc.* (Entertainment)	7,942	168,768
Pioneer Energy Services Corp.* (Oil & Gas Services)	8,360	56,680
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	836	28,048
Plexus Corp.* (Electronics)	4,598	160,792
Powell Industries, Inc.* (Electrical Components & Equipment)	1,254	61,697
Power Integrations, Inc. (Semiconductors)	1,881	103,737
ProAssurance Corp. (Insurance)	8,360	447,511
Progress Software Corp.* (Software)	4,598	117,663
Prospect Capital Corp. (Investment Companies)	12,331	135,024
Provident Financial Services, Inc. (Savings & Loans)	7,315	130,134
PS Business Parks, Inc. (REIT)	1,045	76,567
QLogic Corp.* (Semiconductors)	12,122	133,463
Quality Systems, Inc. (Software)	2,926	66,918
Quiksilver, Inc.* (Apparel)	17,138	108,312
QuinStreet, Inc.* (Internet)	3,553	33,078
RadiSys Corp.* (Computers)	3,135	12,948
Red Robin Gourmet Burgers, Inc.* (Retail)	1,672	95,103
Resources Connection, Inc. (Commercial Services)	2,299	30,577
RLI Corp. (Insurance)	2,299	189,759
Rofin-Sinar Technologies, Inc.* (Electronics)	2,299	53,130
Rogers Corp.* (Electronics)	836	46,498
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	4,180	128,117
Rubicon Technology, Inc.* (Semiconductors)	2,299	19,358
Ruby Tuesday, Inc.* (Retail)	7,733	56,606
S&T Bancorp, Inc. (Banks)	3,971	97,210
Safety Insurance Group, Inc. (Insurance)	1,672	89,903
Sanderson Farms, Inc. (Food)	2,717	191,929
Saul Centers, Inc. (REIT)	627	28,453
ScanSource, Inc.* (Distribution/Wholesale)	3,762	133,965
Schulman (A.), Inc. (Chemicals)	3,971	106,423
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,508	135,783
SEACOR Holdings, Inc. (Oil & Gas Services)	2,508	219,600
Selective Insurance Group, Inc. (Insurance)	7,524	183,962
Seneca Foods Corp.*—Class A (Food)	1,045	36,732
Sigma Designs, Inc.* (Semiconductors)	2,926	15,274
Simmons First National Corp.—Class A (Banks)	2,299	62,878
Simpson Manufacturing Co., Inc. (Building Materials)	2,926	96,617
Skechers U.S.A., Inc.*—Class A (Apparel)	5,225	142,538
SkyWest, Inc. (Airlines)	7,106	107,443
Smith Corp. (Miscellaneous Manufacturing)	5,225	215,896
Snyders-Lance, Inc. (Food)	6,688	211,676
Sonic Automotive, Inc.—Class A (Retail)	4,598	101,800
Sonic Corp.* (Retail)	3,553	54,610
South Jersey Industries, Inc. (Gas)	4,389	268,168
Southwest Gas Corp. (Gas)	6,270	311,243
Sovran Self Storage, Inc. (REIT)	1,672	115,535
Spartan Motors, Inc. (Auto Parts & Equipment)	4,180	25,331
Spartan Stores, Inc. (Food)	2,926	57,554
Stage Stores, Inc. (Retail)	1,672	41,733
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,717	93,438
Standard Pacific Corp.* (Home Builders)	6,688	54,708
Stein Mart, Inc. (Retail)	3,762	52,555
Stepan Co. (Chemicals)	2,508	150,129
Sterling Bancorp (Banks)	4,180	56,639
Stewart Information Services Corp. (Insurance)	2,717	84,037
Stifel Financial Corp.* (Diversified Financial Services)	8,151	306,884
Stillwater Mining Co.* (Mining)	6,479	78,396
Stone Energy Corp.* (Oil & Gas)	6,897	168,011
STR Holdings, Inc.* (Miscellaneous Manufacturing)	5,225	13,951
Super Micro Computer, Inc.* (Computers)	3,553	41,179
Superior Industries International, Inc. (Auto Parts & Equipment)	1,672	30,447
Supertex, Inc. (Semiconductors)	1,463	39,325
SurModics, Inc.* (Healthcare-Products)	627	12,690
Susquehanna Bancshares, Inc. (Banks)	11,704	155,663
Swift Energy Co.* (Oil & Gas)	5,852	74,554
SWS Group, Inc.* (Diversified Financial Services)	3,762	22,422
Sykes Enterprises, Inc.* (Computers)	5,434	95,421
Symmetricom, Inc.* (Telecommunications)	2,508	12,891
Symmetry Medical, Inc.* (Healthcare-Products)	5,016	43,689
Synaptics, Inc.* (Computers)	2,926	117,040
Synchronoss Technologies, Inc.* (Software)	1,881	64,876
SYNNEX Corp.* (Software)	3,553	175,944
Take-Two Interactive Software, Inc.* (Software)	5,852	102,586
Tanger Factory Outlet Centers, Inc. (REIT)	5,643	183,002
Tangoe, Inc.* (Software)	2,508	45,294
Taylor Capital Group, Inc.* (Banks)	418	9,376
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,135	251,333
TeleTech Holdings, Inc.* (Commercial Services)	2,926	73,296
Tennant Co. (Machinery-Diversified)	1,463	75,491
Tesco Corp.* (Oil & Gas Services)	3,344	44,275
Tessera Technologies, Inc. (Semiconductors)	7,106	142,617
TETRA Technologies, Inc.* (Oil & Gas Services)	10,659	107,869
TETRA Technologies, Inc.* (Environmental Control)	8,778	207,161
Texas Roadhouse, Inc.—Class A (Retail)	3,553	86,835
The Andersons, Inc. (Agriculture)	2,299	136,376
The Buckle, Inc. (Retail)	1,463	81,899
The Cato Corp.—Class A (Retail)	3,762	105,900
The Children’s Place Retail Stores, Inc.* (Retail)	3,135	169,415
The Ensign Group, Inc. (Healthcare-Services)	2,508	95,906

See accompanying notes to the financial statements.

106 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
The Finish Line, Inc.—Class A (Retail)	6,688	$148,875
The Men’s Wearhouse, Inc. (Retail)	6,479	258,705
The Navigators Group, Inc.* (Insurance)	1,463	84,795
The Pep Boys-Manny, Moe & Jack* (Retail)	7,315	91,072
Titan International, Inc. (Auto Parts & Equipment)	3,344	57,651
Tompkins Financial Corp. (Banks)	1,672	75,457
Tower Group International, Ltd. (Insurance)	5,225	114,271
Tredegar Corp. (Miscellaneous Manufacturing)	1,254	37,633
TreeHouse Foods, Inc.* (Food)	5,016	356,087
TriQuint Semiconductor, Inc.* (Semiconductors)	22,363	178,681
TrueBlue, Inc.* (Commercial Services)	5,643	150,667
TrustCo Bank Corp. (Banks)	12,749	75,729
TTM Technologies, Inc.* (Electronics)	4,389	40,554
UIL Holdings Corp. (Electric)	6,897	281,674
UMB Financial Corp. (Banks)	2,508	149,978
Umpqua Holdings Corp. (Banks)	15,257	256,929
UniFirst Corp. (Textiles)	1,254	122,917
United Bankshares, Inc. (Banks)	6,270	177,566
United Community Banks, Inc.* (Banks)	6,270	85,460
United Fire Group, Inc. (Insurance)	2,926	76,105
United Online, Inc. (Internet)	12,540	101,825
United Stationers, Inc. (Distribution/Wholesale)	5,434	224,913
Universal Electronics, Inc.* (Home Furnishings)	2,090	64,435
Universal Forest Products, Inc. (Building Materials)	2,717	112,076
Universal Technical Institute, Inc. (Commercial Services)	2,926	34,234
UNS Energy Corp. (Electric)	5,643	286,947
Urstadt Biddle Properties—Class A (REIT)	1,881	39,727
USA Mobility, Inc. (Telecommunications)	2,926	45,704
Viad Corp. (Commercial Services)	2,717	65,344
ViaSat, Inc.* (Telecommunications)	3,553	237,305
Vicor Corp.* (Electrical Components & Equipment)	2,508	20,791
Virtusa Corp.* (Computers)	1,254	32,328
Volterra Semiconductor Corp.* (Semiconductors)	1,254	18,898
VOXX International Corp.* (Home Furnishings)	2,717	36,815
WageWorks, Inc.* (Diversified Financial Services)	1,672	56,463
Watts Water Technologies, Inc.—Class A (Electronics)	3,762	196,677
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,270	71,415
WD-40 Co. (Household Products/Wares)	836	48,079
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,672	123,327
Wintrust Financial Corp. (Banks)	2,717	111,152
Wolverine World Wide, Inc. (Apparel)	2,926	168,273
World Acceptance Corp.* (Diversified Financial Services)	836	69,622
Zale Corp.* (Retail)	1,881	17,456
Zep, Inc. (Chemicals)	3,135	41,006
Zumiez, Inc.* (Retail)	1,045	28,811
TOTAL COMMON STOCKS (Cost $36,378,413)		43,183,469

Repurchase Agreements(a)(NM)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.03%, dated 7/31/13, due 8/1/13, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $36,382,413)—100.2%		43,187,469
Net other assets (liabilities)—(0.2)%		(86,200)
NET ASSETS—100.0%		$43,101,269

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Value ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$55,945	0.1%
Aerospace/Defense	1,469,184	3.4%
Agriculture	179,376	0.4%
Airlines	107,443	0.2%
Apparel	719,228	1.7%
Auto Parts & Equipment	206,866	0.5%
Banks	2,948,267	6.8%
Biotechnology	284,311	0.7%
Building Materials	510,378	1.2%
Chemicals	785,869	1.8%
Coal	134,011	0.3%
Commercial Services	2,099,367	4.9%
Computers	872,893	2.0%
Distribution/Wholesale	358,878	0.8%
Diversified Financial Services	943,142	2.2%
Electric	1,486,694	3.4%
Electrical Components & Equipment	429,102	1.0%
Electronics	1,590,799	3.7%
Engineering & Construction	745,626	1.7%
Entertainment	251,532	0.6%
Environmental Control	285,856	0.7%
Food	1,189,131	2.8%
Forest Products & Paper	962,957	2.2%
Gas	1,542,815	3.6%
Healthcare-Products	775,975	1.8%
Healthcare-Services	1,424,195	3.3%
Home Builders	54,708	0.1%
Home Furnishings	199,760	0.5%
Household Products/Wares	283,473	0.7%
Insurance	1,737,762	4.0%
Internet	369,278	0.9%
Investment Companies	135,024	0.3%
Iron/Steel	37,662	0.1%
Leisure Time	40,517	0.1%
Lodging	161,112	0.4%
Machinery-Construction & Mining	102,410	0.2%
Machinery-Diversified	581,774	1.3%

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 107

	Value	% of Net Assets
Media	$78,916	0.2%
Metal Fabricate/Hardware	562,651	1.3%
Mining	450,564	1.0%
Miscellaneous Manufacturing	1,119,977	2.6%
Office Furnishings	55,565	0.1%
Oil & Gas	733,496	1.7%
Oil & Gas Services	1,042,893	2.4%
Pharmaceuticals	110,716	0.3%
Real Estate	103,879	0.2%
REIT	3,343,810	7.9%
Retail	4,221,634	9.9%
Savings & Loans	409,103	0.9%
Semiconductors	1,262,669	2.9%
Software	1,122,976	2.6%
Storage/Warehousing	180,315	0.4%
Telecommunications	1,064,937	2.5%
Textiles	266,402	0.6%
Toys/Games/Hobbies	17,585	NM
Transportation	891,529	2.1%
Water	80,532	0.2%
Other**	(82,200)	(0.2)%
Total	$43,101,269	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to the financial statements.

108 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (99.9%)

	Shares	Value
AAON, Inc. (Building Materials)	984	$21,225
Abaxis, Inc. (Healthcare-Products)	1,722	72,496
ABIOMED, Inc.* (Healthcare-Products)	1,722	43,188
Acadia Realty Trust (REIT)	2,460	63,419
Acorda Therapeutics, Inc.* (Biotechnology)	3,198	121,428
Actuant Corp.—Class A (Miscellaneous Manufacturing)	3,936	138,981
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,952	63,940
Aegion Corp.* (Engineering & Construction)	1,476	33,682
Agilysys, Inc.* (Computers)	492	5,702
Agree Realty Corp. (REIT)	492	14,839
Air Methods Corp. (Healthcare-Services)	2,706	90,895
AK Steel Holding Corp.* (Iron/Steel)	4,428	15,055
Akorn, Inc.* (Pharmaceuticals)	5,412	76,796
Align Technology, Inc.* (Healthcare-Products)	5,904	254,109
Allegiant Travel Co. (Airlines)	1,230	119,777
AMCOL International Corp. (Mining)	738	25,889
American Public Education, Inc.* (Commercial Services)	1,476	58,316
American Science & Engineering, Inc. (Electronics)	246	14,954
American States Water Co. (Water)	984	63,192
American Vanguard Corp. (Chemicals)	1,968	48,590
AMN Healthcare Services, Inc.* (Commercial Services)	2,214	32,723
Analogic Corp. (Electronics)	984	70,248
Apogee Enterprises, Inc. (Building Materials)	1,230	32,915
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,722	89,820
Approach Resources, Inc.* (Oil & Gas)	1,476	39,099
Arbitron, Inc. (Commercial Services)	984	45,225
Arctic Cat, Inc. (Leisure Time)	984	54,159
ArQule, Inc.* (Biotechnology)	4,674	12,480
ARRIS Group, Inc.* (Telecommunications)	9,102	136,895
Associated Estates Realty Corp. (REIT)	1,476	22,553
Atlantic Tele-Network, Inc. (Telecommunications)	246	12,546
ATMI, Inc.* (Semiconductors)	1,230	30,566
AZZ, Inc. (Miscellaneous Manufacturing)	1,968	74,449
B&G Foods, Inc.—Class A (Food)	2,706	94,277
Badger Meter, Inc. (Electronics)	1,230	58,597
Balchem Corp. (Chemicals)	1,230	61,205
Bank of the Ozarks, Inc. (Banks)	2,460	117,539
BBCN Bancorp, Inc. (Banks)	6,396	93,446
Belden, Inc. (Electrical Components & Equipment)	1,968	115,344
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,968	52,644
BJ’s Restaurants, Inc.* (Retail)	984	35,070
Blackbaud, Inc. (Software)	1,722	60,425
Blucora, Inc.* (Internet)	3,198	63,960
Blue Nile, Inc.* (Internet)	492	19,104
Boston Beer Co., Inc.*—Class A (Beverages)	738	132,087
Boston Private Financial Holdings, Inc. (Banks)	6,396	70,676
Bottomline Technologies, Inc.* (Software)	1,722	50,059
Brady Corp.—Class A (Electronics)	1,476	49,107
Brookline Bancorp, Inc. (Savings & Loans)	3,444	33,957
Brown Shoe Co., Inc. (Retail)	1,476	35,085
Brunswick Corp. (Leisure Time)	7,380	278,595
Buffalo Wild Wings, Inc.* (Retail)	1,476	152,884
C&J Energy Services, Inc.* (Oil & Gas Services)	2,706	52,361
Cabot Microelectronics Corp.* (Semiconductors)	984	36,388
Calamp Corp.* (Telecommunications)	2,460	37,761
Calavo Growers, Inc. (Food)	492	13,363
Calgon Carbon Corp.* (Environmental Control)	1,722	30,875
Callaway Golf Co. (Leisure Time)	2,460	17,663
Cal-Maine Foods, Inc. (Food)	738	37,402
Cambrex Corp.* (Biotechnology)	2,460	36,039
Cantel Medical Corp. (Healthcare-Products)	2,460	65,288
Cardtronics, Inc.* (Commercial Services)	1,968	57,977
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,722	54,536
Cedar Realty Trust, Inc. (REIT)	1,968	10,903
CEVA, Inc.* (Semiconductors)	738	13,454
Chemed Corp. (Commercial Services)	984	69,461
Christopher & Banks Corp.* (Retail)	1,722	11,778
Cincinnati Bell, Inc.* (Telecommunications)	16,728	57,711
Cirrus Logic, Inc.* (Semiconductors)	5,166	99,600
City Holding Co. (Banks)	492	21,776
Cognex Corp. (Machinery-Diversified)	3,198	169,846
Coherent, Inc. (Electronics)	1,230	69,716
Colonial Properties Trust (REIT)	2,706	65,512
Columbia Banking System, Inc. (Banks)	2,214	55,306
Computer Programs & Systems, Inc. (Software)	492	27,424
comScore, Inc.* (Internet)	1,230	35,621
Comstock Resources, Inc. (Oil & Gas)	1,476	24,753
CoreSite Realty Corp. (REIT)	1,722	58,479
CorVel Corp.* (Commercial Services)	492	16,674
Cousins Properties, Inc. (REIT)	7,134	73,124
Crocs, Inc.* (Apparel)	4,428	60,531
CryoLife, Inc. (Healthcare-Products)	738	5,225
CSG Systems International, Inc. (Software)	1,476	34,952
Cubic Corp. (Aerospace/Defense)	738	37,306
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,198	199,332
CVB Financial Corp. (Banks)	2,460	32,201
Cyberonics, Inc.* (Healthcare-Products)	1,968	102,316
Cynosure, Inc.*—Class A (Healthcare-Products)	1,476	42,036
Daktronics, Inc. (Electronics)	1,230	13,382
Darling International, Inc.* (Environmental Control)	9,594	194,758
DealerTrack Holdings, Inc.* (Internet)	3,444	128,805
Deltic Timber Corp. (Forest Products & Paper)	984	59,364
Dice Holdings, Inc.* (Internet)	3,936	34,125
Digital Generation, Inc.* (Media)	984	7,626
Dime Community Bancshares, Inc. (Savings & Loans)	1,230	21,587
DineEquity, Inc. (Retail)	492	34,278
Diodes, Inc.* (Semiconductors)	1,722	47,200
Dorman Products, Inc. (Auto Parts & Equipment)	2,214	104,235
Drew Industries, Inc. (Building Materials)	1,476	60,265
DTS, Inc.* (Home Furnishings)	492	11,139
DXP Enterprises, Inc.* (Machinery-Diversified)	984	67,896
EastGroup Properties, Inc. (REIT)	1,230	76,088
Ebix, Inc. (Software)	1,230	14,268
eHealth, Inc.* (Insurance)	1,476	45,373
Electro Scientific Industries, Inc. (Electronics)	984	11,168
Electronics for Imaging, Inc.* (Computers)	3,690	110,811

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 109

Common Stocks, continued

	Shares	Value
Employers Holdings, Inc. (Insurance)	984	$25,869
Encore Capital Group, Inc.* (Diversified Financial Services)	1,968	76,476
Encore Wire Corp. (Electrical Components & Equipment)	738	30,782
EnerSys (Electrical Components & Equipment)	2,214	117,165
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	984	55,921
Entropic Communications, Inc.* (Semiconductors)	7,134	31,604
ESCO Technologies, Inc. (Electronics)	984	34,076
Ethan Allen Interiors, Inc. (Home Furnishings)	2,214	67,239
Evercore Partners, Inc.—Class A (Diversified Financial Services)	984	46,661
Exar Corp.* (Semiconductors)	3,690	48,007
ExlService Holdings, Inc.* (Commercial Services)	2,214	61,992
Exponent, Inc. (Engineering & Construction)	492	32,531
Exterran Holdings, Inc.* (Oil & Gas Services)	2,460	78,105
F.N.B. Corp. (Banks)	11,562	146,143
FARO Technologies, Inc.* (Electronics)	738	27,107
FEI Co. (Electronics)	3,198	247,686
Fifth & Pacific Cos., Inc.* (Retail)	4,428	105,475
Financial Engines, Inc. (Diversified Financial Services)	1,722	82,208
First Cash Financial Services, Inc.* (Retail)	2,214	118,228
First Commonwealth Financial Corp. (Banks)	7,872	59,119
First Financial Bankshares, Inc. (Banks)	1,230	75,830
First Midwest Bancorp, Inc. (Banks)	2,706	41,321
Forest Oil Corp.* (Oil & Gas)	4,920	25,190
Forrester Research, Inc. (Commercial Services)	492	17,259
Forward Air Corp. (Transportation)	1,476	53,977
Francesca’s Holdings Corp.* (Retail)	3,444	85,618
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,198	119,157
Fuller (H.B.) Co. (Chemicals)	3,936	158,030
GenCorp, Inc.* (Aerospace/Defense)	2,952	51,690
General Communication, Inc.*—Class A (Telecommunications)	1,476	13,063
Geospace Technologies Corp.* (Oil & Gas Services)	984	73,220
Getty Realty Corp. (REIT)	984	20,261
Glacier Bancorp, Inc. (Banks)	2,214	53,889
Globe Specialty Metals, Inc. (Mining)	5,166	61,630
Government Properties Income Trust (REIT)	1,722	43,515
Greatbatch, Inc.* (Healthcare-Products)	1,968	74,390
Gulfport Energy Corp.* (Oil & Gas)	5,658	301,006
Haemonetics Corp.* (Healthcare-Products)	4,182	176,564
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,706	99,906
Haverty Furniture Cos., Inc. (Retail)	738	19,188
Hawkins, Inc. (Chemicals)	246	9,533
Headwaters, Inc.* (Building Materials)	5,904	55,675
Healthcare Realty Trust, Inc. (REIT)	3,936	101,195
Healthcare Services Group, Inc. (Commercial Services)	5,412	133,190
HealthStream, Inc.* (Internet)	1,722	54,243
Healthways, Inc.* (Healthcare-Services)	1,476	25,328
Heartland Express, Inc. (Transportation)	1,722	25,348
Heartland Payment Systems, Inc. (Commercial Services)	1,722	64,248
Helen of Troy, Ltd.* (Household Products/Wares)	1,230	52,250
HFF, Inc.—Class A (Real Estate)	2,706	56,826
Hibbett Sports, Inc.* (Retail)	2,214	129,851
Higher One Holdings, Inc.* (Diversified Financial Services)	984	10,627
Hillenbrand, Inc. (Miscellaneous Manufacturing)	2,214	54,885
Hittite Microwave Corp.* (Semiconductors)	2,214	138,331
Home Bancshares, Inc. (Banks)	3,690	100,811
Hub Group, Inc.*—Class A (Transportation)	1,476	56,458
Iconix Brand Group, Inc.* (Apparel)	2,214	72,708
ICU Medical, Inc.* (Healthcare-Products)	984	70,543
iGATE Corp.* (Computers)	2,460	57,343
II-VI, Inc.* (Electronics)	2,706	47,842
Impax Laboratories, Inc.* (Pharmaceuticals)	5,166	107,143
Independent Bank Corp. (Banks)	738	27,483
Inland Real Estate Corp. (REIT)	3,444	35,439
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	738	29,070
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,230	40,565
Interactive Intelligence Group, Inc.* (Software)	1,230	69,864
Interface, Inc. (Office Furnishings)	2,952	56,058
Intermec, Inc.* (Machinery-Diversified)	2,460	24,428
Interval Leisure Group, Inc. (Leisure Time)	3,198	68,789
ION Geophysical Corp.* (Oil & Gas Services)	4,428	27,232
IPC The Hospitalist Co.* (Healthcare-Services)	738	37,173
iRobot Corp.* (Machinery-Diversified)	2,214	77,401
Ixia* (Telecommunications)	4,428	61,549
J & J Snack Foods Corp. (Food)	738	58,804
j2 Global, Inc. (Computers)	1,968	90,075
Jack in the Box, Inc.* (Retail)	1,476	59,173
Kaman Corp.—Class A (Aerospace/Defense)	738	27,941
Kaydon Corp. (Metal Fabricate/Hardware)	984	28,615
Knight Transportation, Inc. (Transportation)	2,460	41,746
Kopin Corp.* (Semiconductors)	1,722	6,389
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	738	28,524
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,150	71,771
Landauer, Inc. (Commercial Services)	738	36,361
La-Z-Boy, Inc. (Home Furnishings)	2,460	50,996
Lexington Realty Trust (REIT)	6,150	77,121
Lindsay Manufacturing Co. (Machinery-Diversified)	984	73,898
Liquidity Services, Inc.* (Internet)	1,968	56,088
Lithia Motors, Inc.—Class A (Retail)	984	64,196
Littelfuse, Inc. (Electrical Components & Equipment)	1,722	137,743
LivePerson, Inc.* (Computers)	3,936	36,369
LogMeIn, Inc.* (Telecommunications)	738	21,933
LSB Industries, Inc.* (Miscellaneous Manufacturing)	492	16,177
LTC Properties, Inc. (REIT)	1,230	47,564
Lumber Liquidators Holdings, Inc.* (Retail)	2,214	214,360
Luminex Corp.* (Healthcare-Products)	2,952	58,774
Lumos Networks Corp. (Telecommunications)	492	9,323
Lydall, Inc.* (Miscellaneous Manufacturing)	1,476	22,967
M/I Schottenstein Homes, Inc.* (Home Builders)	1,968	41,840
Manhattan Associates, Inc.* (Computers)	1,476	130,389

See accompanying notes to the financial statements.

110 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
MarketAxess Holdings, Inc. (Diversified Financial Services)	2,952	$152,618
Marriott Vacations Worldwide Corp.* (Entertainment)	1,230	54,120
MAXIMUS, Inc. (Commercial Services)	5,412	203,546
MB Financial, Inc. (Banks)	2,460	70,799
Measurement Specialties, Inc.* (Electronics)	1,230	61,229
Medical Properties Trust, Inc. (REIT)	5,658	82,607
Medidata Solutions, Inc.* (Software)	1,722	159,337
Medifast, Inc.* (Commercial Services)	984	26,903
Meridian Bioscience, Inc. (Healthcare-Products)	1,722	42,585
Merit Medical Systems, Inc.* (Healthcare-Products)	1,230	16,162
Meritage Homes Corp.* (Home Builders)	2,460	111,339
Micrel, Inc. (Semiconductors)	1,722	18,270
Microsemi Corp.* (Semiconductors)	7,380	181,990
MicroStrategy, Inc.*—Class A (Software)	492	46,745
Mid-America Apartment Communities, Inc. (REIT)	1,722	116,321
MKS Instruments, Inc. (Semiconductors)	2,214	60,044
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,690	63,689
Monolithic Power Systems, Inc. (Semiconductors)	2,706	70,843
Monotype Imaging Holdings, Inc. (Software)	1,968	48,275
Monro Muffler Brake, Inc. (Commercial Services)	984	42,322
Movado Group, Inc. (Miscellaneous Manufacturing)	1,476	53,844
MTS Systems Corp. (Computers)	738	46,531
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,476	81,017
Multimedia Games Holding Co., Inc.* (Entertainment)	2,214	77,468
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	984	139,895
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,230	23,948
Nanometrics, Inc.* (Semiconductors)	1,722	26,450
National Penn Bancshares, Inc. (Banks)	9,594	103,519
Natus Medical, Inc.* (Healthcare-Products)	1,476	18,878
Neenah Paper, Inc. (Forest Products & Paper)	738	29,203
Neogen Corp.* (Pharmaceuticals)	1,722	97,259
NETGEAR, Inc.* (Telecommunications)	3,198	95,332
NetScout Systems, Inc.* (Computers)	2,952	78,317
NIC, Inc. (Internet)	4,674	86,095
Northern Oil & Gas, Inc.* (Oil & Gas)	4,674	61,743
Old Dominion Freight Line, Inc.* (Transportation)	5,658	247,142
Omnicell, Inc.* (Software)	1,722	36,334
On Assignment, Inc.* (Commercial Services)	3,444	105,145
OpenTable, Inc.* (Internet)	1,722	109,657
Oplink Communications, Inc.* (Telecommunications)	492	9,914
Oritani Financial Corp. (Savings & Loans)	3,198	51,999
OSI Systems, Inc.* (Electronics)	984	69,264
Outerwall, Inc.* (Diversified Financial Services)	2,214	122,324
Oxford Industries, Inc. (Apparel)	1,230	83,234
PacWest Bancorp (Banks)	3,198	113,273
Papa John’s International, Inc.* (Retail)	1,230	82,238
PAREXEL International Corp.* (Commercial Services)	4,674	231,129
Parkway Properties, Inc. (REIT)	1,476	25,830
PC-Tel, Inc. (Internet)	738	7,122
PDC Energy, Inc.* (Oil & Gas)	984	54,268
Pennsylvania REIT (REIT)	2,952	61,106
Perficient, Inc.* (Internet)	2,706	36,937
PetMed Express, Inc. (Retail)	738	12,362
PetroQuest Energy, Inc.* (Oil & Gas)	2,460	11,070
Pinnacle Financial Partners, Inc.* (Banks)	2,706	77,067
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	738	24,760
PolyOne Corp. (Chemicals)	8,118	234,692
Pool Corp. (Distribution/Wholesale)	3,690	194,758
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,476	220,382
Post Properties, Inc. (REIT)	4,428	205,991
Power Integrations, Inc. (Semiconductors)	1,230	67,835
Prestige Brands Holdings, Inc.* (Household Products/Wares)	4,182	141,812
PrivateBancorp, Inc. (Banks)	5,166	121,866
Procera Networks, Inc.* (Telecommunications)	1,722	25,692
Progress Software Corp.* (Software)	1,722	44,066
Prospect Capital Corp. (Investment Companies)	9,594	105,054
PS Business Parks, Inc. (REIT)	738	54,073
Quaker Chemical Corp. (Chemicals)	984	64,914
Quality Systems, Inc. (Software)	1,476	33,756
Quanex Building Products Corp. (Building Materials)	2,952	50,242
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	4,674	312,316
Resources Connection, Inc. (Commercial Services)	1,968	26,174
Rofin-Sinar Technologies, Inc.* (Electronics)	984	22,740
Rogers Corp.* (Electronics)	738	41,048
Rudolph Technologies, Inc.* (Semiconductors)	2,706	33,419
Rue21, Inc.* (Retail)	1,230	51,389
Ruth’s Hospitality Group, Inc. (Retail)	2,952	35,306
Sabra Health Care REIT, Inc. (REIT)	2,952	77,460
Saul Centers, Inc. (REIT)	738	33,490
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	984	53,274
Select Comfort Corp.* (Home Furnishings)	4,428	101,180
SHFl Entertainment, Inc.* (Entertainment)	4,428	100,737
Sigma Designs, Inc.* (Semiconductors)	984	5,136
Simpson Manufacturing Co., Inc. (Building Materials)	1,476	48,738
Smith Corp. (Miscellaneous Manufacturing)	3,198	132,141
Sonic Corp.* (Retail)	2,214	34,029
Sourcefire, Inc.* (Internet)	2,460	185,557
Sovran Self Storage, Inc. (REIT)	1,476	101,992
Spectrum Pharmaceuticals, Inc. (Biotechnology)	4,182	35,296
Stage Stores, Inc. (Retail)	1,722	42,981
Stamps.com, Inc.* (Internet)	1,230	49,028
Standard Pacific Corp.* (Home Builders)	7,626	62,381
Standex International Corp. (Miscellaneous Manufacturing)	984	58,086
Steven Madden, Ltd.* (Apparel)	3,198	164,441

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 111

Common Stocks, continued

	Shares	Value
Stillwater Mining Co.* (Mining)	5,658	$68,462
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,476	75,085
SunCoke Energy, Inc.* (Coal)	5,658	89,396
Superior Industries International, Inc. (Auto Parts & Equipment)	984	17,919
SurModics, Inc.* (Healthcare-Products)	492	9,958
Susquehanna Bancshares, Inc. (Banks)	8,118	107,969
Symmetricom, Inc.* (Telecommunications)	1,722	8,851
Synaptics, Inc.* (Computers)	984	39,360
Synchronoss Technologies, Inc.* (Software)	984	33,938
Take-Two Interactive Software, Inc.* (Software)	3,936	68,998
Tanger Factory Outlet Centers, Inc. (REIT)	4,182	135,622
Tangoe, Inc.* (Software)	984	17,771
Taylor Capital Group, Inc.* (Banks)	984	22,071
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,230	98,608
Tennant Co. (Machinery-Diversified)	492	25,387
Tesco Corp.* (Oil & Gas Services)	492	6,514
Texas Capital Bancshares, Inc.* (Banks)	3,198	145,476
Texas Industries, Inc.* (Building Materials)	1,722	107,005
Texas Roadhouse, Inc.—Class A (Retail)	2,460	60,122
The Buckle, Inc. (Retail)	1,476	82,626
The Geo Group, Inc. (REIT)	5,658	196,446
The Hain Celestial Group, Inc.* (Food)	3,690	269,222
The Medicines Co.* (Biotechnology)	4,428	136,825
The Ryland Group, Inc. (Home Builders)	3,690	149,223
Titan International, Inc. (Auto Parts & Equipment)	2,214	38,169
Toro Co. (Housewares)	4,674	230,335
Tredegar Corp. (Miscellaneous Manufacturing)	1,230	36,912
TTM Technologies, Inc.* (Electronics)	1,722	15,911
Tuesday Morning Corp.* (Retail)	3,444	38,642
Tyler Technologies, Inc.* (Software)	2,214	165,209
Ultratech Stepper, Inc.* (Semiconductors)	2,214	64,693
UMB Financial Corp. (Banks)	1,230	73,554
UniFirst Corp. (Textiles)	492	48,226
Universal Health Realty Income Trust (REIT)	984	42,774
Urstadt Biddle Properties—Class A (REIT)	984	20,782
VASCO Data Security International, Inc.* (Internet)	2,460	20,246
Veeco Instruments, Inc.* (Semiconductors)	3,198	111,162
ViaSat, Inc.* (Telecommunications)	1,230	82,152
ViewPoint Financial Group, Inc. (Savings & Loans)	2,952	63,675
ViroPharma, Inc.* (Pharmaceuticals)	5,166	177,297
Virtus Investment Partners, Inc.* (Diversified Financial Services)	492	91,758
Virtusa Corp.* (Computers)	984	25,368
Vitamin Shoppe, Inc.* (Retail)	2,460	118,155
Volterra Semiconductor Corp.* (Semiconductors)	1,230	18,536
WageWorks, Inc.* (Diversified Financial Services)	738	24,922
WD-40 Co. (Household Products/Wares)	738	42,442
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,722	127,015
Wilshire Bancorp, Inc. (Banks)	4,920	43,247
Winnebago Industries, Inc.* (Home Builders)	2,214	52,959
Wintrust Financial Corp. (Banks)	1,476	60,383
Wolverine World Wide, Inc. (Apparel)	2,214	127,327
World Acceptance Corp.* (Diversified Financial Services)	492	40,974
XO Group, Inc.* (Internet)	1,968	23,537
Zale Corp.* (Retail)	984	9,132
Zumiez, Inc.* (Retail)	984	27,129
TOTAL COMMON STOCKS (Cost $20,332,627)		24,627,301

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $60,000	$60,000	$60,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000
TOTAL INVESTMENT SECURITIES (Cost $20,392,627)—100.1%		24,687,301
Net other assets (liabilities)—(0.1)%		(33,591)
NET ASSETS—100.0%		$24,653,710

*                      Non-income producing security

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$215,545	0.9%
Airlines	119,777	0.5%
Apparel	508,241	2.1%
Auto Parts & Equipment	160,323	0.7%
Banks	1,834,765	7.5%
Beverages	132,087	0.5%
Biotechnology	605,089	2.5%
Building Materials	376,065	1.5%
Chemicals	576,963	2.3%
Coal	89,396	0.4%
Commercial Services	1,228,646	5.0%
Computers	620,264	2.5%
Cosmetics/Personal Care	40,565	0.2%
Distribution/Wholesale	334,653	1.4%
Diversified Financial Services	893,711	3.6%
Electrical Components & Equipment	464,974	1.9%
Electronics	854,075	3.5%
Engineering & Construction	66,213	0.3%
Entertainment	232,325	0.9%
Environmental Control	225,634	0.9%
Food	473,068	1.9%
Forest Products & Paper	141,841	0.6%
Hand/Machine Tools	119,157	0.5%
Healthcare-Products	1,308,505	5.3%
Healthcare-Services	206,040	0.8%
Home Builders	417,742	1.7%

See accompanying notes to the financial statements.

112 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2013

	Value	% of Net Assets
Home Furnishings	$230,554	0.9%
Household Products/Wares	236,504	1.0%
Housewares	230,335	0.9%
Insurance	71,242	0.3%
Internet	910,126	3.7%
Investment Companies	105,054	0.4%
Iron/Steel	15,055	0.1%
Leisure Time	419,206	1.7%
Machinery-Diversified	528,676	2.1%
Media	7,626	NM
Metal Fabricate/Hardware	109,632	0.4%
Mining	155,981	0.6%
Miscellaneous Manufacturing	771,918	3.1%
Office Furnishings	56,058	0.2%
Oil & Gas	571,665	2.3%
Oil & Gas Services	237,432	1.0%
Pharmaceuticals	770,811	3.1%
Real Estate	56,826	0.2%
REIT	1,864,506	7.6%
Retail	1,659,293	6.7%
Savings & Loans	171,218	0.7%
Semiconductors	1,181,689	4.8%
Software	911,420	3.7%
Telecommunications	572,722	2.3%
Textiles	48,226	0.2%
Transportation	424,670	1.7%
Water	63,192	0.3%
Other**	26,409	0.1%
Total	$24,653,710	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 113

Common Stocks (100.7%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	4,576	$437,969
ArcelorMittal (Iron/Steel)NYS	8,424	109,259
ARM Holdings PLCADR (Semiconductors)	11,856	476,018
ASML Holding N.V. (Semiconductors)	4,056	364,634
AstraZeneca PLCADR (Pharmaceuticals)	4,888	247,919
Banco Santander S.A.ADR (Banks)	41,704	305,274
Barclays PLCADR (Banks)	16,120	281,778
BHP Billiton PLCADR (Mining)	5,720	326,841
BP PLCADR (Oil & Gas)	7,800	323,232
Diageo PLCADR (Beverages)	1,664	208,549
Elan Corp. PLCADR (Pharmaceuticals)	15,392	237,037
Eni SpAADR (Oil & Gas)	5,720	252,538
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,680	238,493
HSBC Holdings PLCADR (Banks)	9,880	560,691
ING Groep N.V.*ADR (Insurance)	26,000	264,420
Koninklijke Phillips Electronics N.V. (Electronics)	8,008	254,574
Nokia, Corp.*ADR (Telecommunications)	25,272	99,572
Rio Tinto PLCADR (Mining)	6,552	294,774
Royal Dutch Shell PLCADR—Class A (Oil & Gas)	7,072	483,372
Sanofi-AventisADR (Pharmaceuticals)	7,072	364,067
SAP AGADR (Software)	4,888	356,286
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	2,392	261,565
Siemens AGADR (Miscellaneous Manufacturing)	3,328	367,611
Statoil ASAADR (Oil & Gas)	10,504	226,781
Telefonaktiebolaget LM EricssonADR (Telecommunications)	24,336	285,461
Telefonica S.A.*ADR (Telecommunications)	15,912	225,791
Tenaris S.A.ADR (Metal Fabricate/Hardware)	5,512	245,009
Total S.A.ADR (Oil & Gas)	8,528	452,410
Unilever N.V. (Food)NYS	7,800	312,078
Vodafone Group PLCADR (Telecommunications)	14,352	429,842
TOTAL COMMON STOCKS (Cost $8,020,127)		9,293,845
TOTAL INVESTMENT SECURITIES (Cost $8,020,127)—100.7%		9,293,845
Net other assets (liabilities)—(0.7)%		(64,341)
NET ASSETS—100.0%		$9,229,504

*                      Non-income producing security

ADR         American Depositary Receipt

Europe 30 ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Banks	$1,147,741	12.4%
Beverages	646,518	7.0%
Electronics	254,574	2.8%
Food	312,078	3.4%
Insurance	264,420	2.9%
Iron/Steel	109,259	1.2%
Metal Fabricate/Hardware	245,008	2.7%
Mining	621,615	6.7%
Miscellaneous Manufacturing	367,611	4.0%
Oil & Gas	1,738,334	18.7%
Pharmaceuticals	1,349,081	14.6%
Semiconductors	840,653	9.1%
Software	356,286	3.9%
Telecommunications	1,040,667	11.3%
Other**	(64,341)	(0.7)%
Total	$9,229,504	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets
Belgium	$437,969	4.7%
Finland	99,572	1.1%
France	816,477	8.8%
Germany	723,897	7.8%
Ireland	498,602	5.4%
Italy	252,538	2.7%
Luxembourg	354,268	3.8%
Netherlands	1,679,078	18.2%
Norway	226,781	2.5%
Spain	531,065	5.8%
Sweden	285,461	3.1%
United Kingdom	3,388,137	36.8%
Other**	(64,341)	(0.7)%
Total	$9,229,504	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

114 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (50.1%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	1,938	$227,579
AbbVie, Inc. (Pharmaceuticals)	0.2%	4,864	221,215
Altria Group, Inc. (Agriculture)	0.2%	6,194	217,162
Amazon.com, Inc.* (Internet)	0.4%	1,140	343,390
American Express Co. (Diversified Financial Services)	0.2%	2,964	218,653
Amgen, Inc. (Biotechnology)	0.3%	2,318	251,016
Apple Computer, Inc. (Computers)	1.4%	2,888	1,306,821
AT&T, Inc. (Telecommunications)	0.6%	16,568	584,353
Bank of America Corp. (Banks)	0.5%	33,212	484,895
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.7%	5,624	651,653
Boeing Co. (Aerospace/Defense)	0.2%	2,090	219,659
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.2%	5,054	218,535
Chevron Corp. (Oil & Gas)	0.8%	5,966	751,059
Cisco Systems, Inc. (Telecommunications)	0.5%	16,454	420,400
Citigroup, Inc. (Banks)	0.5%	9,386	489,386
Coca-Cola Co. (Beverages)	0.5%	11,818	473,666
Comcast Corp.—Class A (Media)	0.4%	8,132	366,590
ConocoPhillips (Oil & Gas)	0.3%	3,762	244,003
CVS Caremark Corp. (Retail)	0.3%	3,762	231,325
Exxon Mobil Corp. (Oil & Gas)	1.4%	13,718	1,286,062
General Electric Co. (Miscellaneous Manufacturing)	0.8%	31,844	776,038
Gilead Sciences, Inc.* (Biotechnology)	0.3%	4,712	289,552
Google, Inc.—Class A* (Internet)	0.8%	836	742,034
Intel Corp. (Semiconductors)	0.4%	15,314	356,816
International Business Machines Corp. (Computers)	0.7%	3,230	629,979
J.P. Morgan Chase & Co. (Banks)	0.7%	11,628	648,028
Johnson & Johnson (Pharmaceuticals)	0.9%	8,664	810,085
McDonald’s Corp. (Retail)	0.3%	3,078	301,890
Merck & Co., Inc. (Pharmaceuticals)	0.5%	9,310	448,463
Microsoft Corp. (Software)	0.8%	23,142	736,611
Occidental Petroleum Corp. (Oil & Gas)	0.2%	2,470	219,954
Oracle Corp. (Software)	0.4%	11,324	366,332
PepsiCo, Inc. (Beverages)	0.4%	4,750	396,815
Pfizer, Inc. (Pharmaceuticals)	0.7%	20,558	600,910
Philip Morris International, Inc. (Agriculture)	0.5%	5,054	450,715
Procter & Gamble Co. (Cosmetics/Personal Care)	0.7%	8,436	677,411
Qualcomm, Inc. (Semiconductors)	0.4%	5,320	343,406
Schlumberger, Ltd. (Oil & Gas Services)	0.4%	4,104	333,778
The Goldman Sachs Group, Inc. (Banks)	0.2%	1,330	218,160
The Home Depot, Inc. (Retail)	0.4%	4,484	354,371
U.S. Bancorp (Banks)	0.2%	5,700	212,724
Union Pacific Corp. (Transportation)	0.3%	1,444	229,003
United Technologies Corp. (Aerospace/Defense)	0.3%	2,622	276,805
UnitedHealth Group, Inc. (Healthcare-Services)	0.3%	3,154	229,770
Verizon Communications, Inc. (Telecommunications)	0.5%	8,816	436,216
Visa, Inc.—Class A (Commercial Services)	0.3%	1,558	275,782
Wal-Mart Stores, Inc. (Retail)	0.4%	5,054	393,909
Walt Disney Co. (Media)	0.4%	5,548	358,678
Wells Fargo & Co. (Banks)	0.7%	15,162	659,546
Other Common Stocks	26.3%	509,961	24,257,725
TOTAL COMMON STOCKS (Cost $28,079,271)			46,238,928

Repurchase Agreements(a)(b) (37.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $34,803,024	$34,803,000	$34,803,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,803,000)		34,803,000
TOTAL INVESTMENT SECURITIES (Cost $62,882,271)—87.8%		81,041,928
Net other assets (liabilities)—12.2%		11,298,561
NET ASSETS—100.0%		$92,340,489

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $14,401,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $5,213,425)	62	$151,956

See accompanying notes to the financial statements.

July 31, 2013 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 115

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$38,902,764	$9,894
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	22,880,221	12,742
Equity Index Swap Agreement with UBS AG, based on the S&P 500	47,527,960	9,359
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	24,384,039	9,113
		$41,108

UltraBull ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$73,166	0.1%
Aerospace/Defense	876,415	0.9%
Agriculture	840,265	0.9%
Airlines	31,007	NM
Apparel	274,496	0.3%
Auto Manufacturers	351,139	0.4%
Auto Parts & Equipment	181,257	0.2%
Banks	3,699,156	4.0%
Beverages	1,072,095	1.2%
Biotechnology	1,059,730	1.1%
Building Materials	22,613	NM
Chemicals	1,125,352	1.2%
Coal	36,248	NM
Commercial Services	831,424	0.9%
Computers	2,750,078	3.0%
Cosmetics/Personal Care	916,743	1.0%
Distribution/Wholesale	147,987	0.2%
Diversified Financial Services	910,068	1.0%
Electric	1,346,186	1.5%
Electrical Components & Equipment	147,728	0.2%
Electronics	584,948	0.6%
Engineering & Construction	55,650	0.1%
Entertainment	14,739	NM
Environmental Control	119,263	0.1%
Food	860,668	0.9%
Forest Products & Paper	85,745	0.1%
Gas	139,534	0.2%
Hand/Machine Tools	59,824	0.1%
Healthcare-Products	839,805	0.9%
Healthcare-Services	599,251	0.6%
Holding Companies-Diversified	24,469	NM
Home Builders	51,994	0.1%
Home Furnishings	44,339	NM
Household Products/Wares	165,907	0.2%
Housewares	23,615	NM
Insurance	2,029,468	2.2%
Internet	1,672,304	1.8%
Iron/Steel	72,456	0.1%
Leisure Time	89,488	0.1%
Lodging	126,649	0.1%
Machinery-Construction & Mining	183,910	0.2%
Machinery-Diversified	281,161	0.3%
Media	1,720,751	1.9%
Metal Fabricate/Hardware	101,104	0.1%
Mining	181,874	0.2%
Miscellaneous Manufacturing	1,564,177	1.7%
Office/Business Equipment	46,898	0.1%
Oil & Gas	3,917,383	4.2%
Oil & Gas Services	706,048	0.8%
Packaging & Containers	64,204	0.1%
Pharmaceuticals	3,308,637	3.6%
Pipelines	252,651	0.3%
Real Estate	22,012	NM
REIT	927,610	1.0%
Retail	3,045,366	3.3%
Savings & Loans	29,558	NM
Semiconductors	1,272,607	1.4%
Software	1,636,132	1.8%
Telecommunications	1,779,416	1.9%
Textiles	14,443	NM
Toys/Games/Hobbies	60,452	0.1%
Transportation	769,265	0.8%
Other**	46,101,561	49.9%
Total	$92,340,489	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

116 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (63.9%)

	Shares	Value
3D Systems Corp.* (Computers)	2,436	$115,052
Aaron’s, Inc. (Commercial Services)	1,827	52,362
ACI Worldwide, Inc.* (Software)	1,015	48,060
Acuity Brands, Inc. (Electrical Components & Equipment)	1,218	105,357
Acxiom Corp.* (Software)	2,030	52,313
ADTRAN, Inc. (Telecommunications)	1,624	42,922
Advance Auto Parts, Inc. (Retail)	2,030	167,455
Advent Software, Inc. (Software)	812	23,897
Aecom Technology Corp.* (Engineering & Construction)	2,842	96,344
Aeropostale, Inc.* (Retail)	2,030	30,714
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,421	256,277
AGCO Corp. (Machinery-Diversified)	2,639	148,444
Alaska Air Group, Inc.* (Airlines)	1,827	111,757
Albemarle Corp. (Chemicals)	2,436	151,056
Alexander & Baldwin, Inc.* (Real Estate)	1,218	53,945
Alexandria Real Estate Equities, Inc. (REIT)	1,827	125,150
Alleghany Corp.* (Insurance)	406	163,975
Alliance Data Systems Corp.* (Commercial Services)	1,421	281,046
Alliant Energy Corp. (Electric)	3,045	161,294
Alliant Techsystems, Inc. (Aerospace/Defense)	812	75,597
Allscripts Healthcare Solutions, Inc.* (Software)	4,669	73,817
Alpha Natural Resources, Inc.* (Coal)	5,887	32,025
AMC Networks, Inc.*—Class A (Media)	1,624	110,854
American Campus Communities, Inc. (REIT)	2,842	109,161
American Eagle Outfitters, Inc. (Retail)	4,669	91,699
American Financial Group, Inc. (Insurance)	2,030	104,931
Ametek, Inc. (Electrical Components & Equipment)	6,496	300,635
ANN, Inc.* (Retail)	1,218	41,278
ANSYS, Inc.* (Software)	2,436	194,489
AOL, Inc. (Internet)	2,030	74,785
Apollo Group, Inc.*—Class A (Commercial Services)	2,639	48,083
Apollo Investment Corp. (Investment Companies)	6,090	49,512
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,827	106,679
Aqua America, Inc. (Water)	3,857	130,598
Arch Coal, Inc. (Coal)	5,684	22,168
Arrow Electronics, Inc.* (Distribution/Wholesale)	2,842	129,737
Arthur J. Gallagher & Co. (Insurance)	3,451	153,155
Ascena Retail Group, Inc.* (Retail)	3,451	65,879
Ashland, Inc. (Chemicals)	2,030	176,286
Aspen Insurance Holdings, Ltd. (Insurance)	1,827	68,494
Associated Banc-Corp. (Banks)	4,466	75,654
Astoria Financial Corp. (Savings & Loans)	2,233	27,243
Atmel Corp.* (Semiconductors)	11,571	91,411
Atmos Energy Corp. (Gas)	2,436	107,769
Atwood Oceanics, Inc.* (Oil & Gas)	1,624	91,496
Avnet, Inc.* (Electronics)	3,654	137,646
Bally Technologies, Inc.* (Entertainment)	1,015	72,755
BancorpSouth, Inc. (Banks)	2,233	43,878
Bank of Hawaii Corp. (Banks)	1,218	67,770
Barnes & Noble, Inc.* (Retail)	1,015	18,118
BE Aerospace, Inc.* (Aerospace/Defense)	2,842	198,116
Big Lots, Inc.* (Retail)	1,624	58,675
Bill Barrett Corp.* (Oil & Gas)	1,218	27,308
BioMed Realty Trust, Inc. (REIT)	5,075	104,850
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	609	74,292
Black Hills Corp. (Electric)	1,218	64,615
Bob Evans Farms, Inc. (Retail)	812	41,266
BRE Properties, Inc.—Class A (REIT)	2,030	107,712
Brinker International, Inc. (Retail)	1,827	73,354
Broadridge Financial Solutions, Inc. (Software)	3,248	93,997
Brown & Brown, Inc. (Insurance)	3,248	107,152
Cabela’s, Inc.* (Retail)	1,218	83,604
Cabot Corp. (Chemicals)	1,624	66,616
Cadence Design Systems, Inc.* (Computers)	7,511	109,510
Camden Property Trust (REIT)	2,233	157,516
CARBO Ceramics, Inc. (Oil & Gas Services)	609	53,507
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,624	110,010
Carpenter Technology Corp. (Iron/Steel)	1,218	63,677
Carter’s, Inc. (Apparel)	1,421	101,346
Cathay Bancorp, Inc. (Banks)	2,030	48,233
CBOE Holdings, Inc. (Diversified Financial Services)	2,436	122,044
Charles River Laboratories International, Inc.* (Biotechnology)	1,218	55,468
Chico’s FAS, Inc. (Retail)	4,263	73,025
Church & Dwight, Inc. (Household Products/Wares)	3,654	232,760
Ciena Corp.* (Telecommunications)	2,639	58,216
Cimarex Energy Co. (Oil & Gas)	2,233	170,668
Cinemark Holdings, Inc. (Entertainment)	2,639	76,847
City National Corp. (Banks)	1,218	84,688
Clarcor, Inc. (Miscellaneous Manufacturing)	1,421	78,127
Clean Harbors, Inc.* (Environmental Control)	1,421	80,201
Cleco Corp. (Electric)	1,624	78,780
Commerce Bancshares, Inc. (Banks)	2,030	92,629
Commercial Metals Co. (Iron/Steel)	3,045	47,167
Community Health Systems, Inc. (Healthcare-Services)	2,436	112,202
CommVault Systems, Inc.* (Software)	1,218	102,836
Compass Minerals International, Inc. (Mining)	812	61,387
Compuware Corp. (Software)	5,684	64,457
Concur Technologies, Inc.* (Software)	1,218	108,268
Convergys Corp. (Commercial Services)	2,842	53,799
Con-way, Inc. (Transportation)	1,421	58,900
Copart, Inc.* (Retail)	2,842	92,393
CoreLogic, Inc.* (Commercial Services)	2,639	73,628
Corporate Office Properties Trust (REIT)	2,233	56,897
Corrections Corp. of America (REIT)	3,045	100,637
Covance, Inc.* (Healthcare-Services)	1,421	117,233
Crane Co. (Miscellaneous Manufacturing)	1,218	74,176
Cree, Inc.* (Semiconductors)	3,248	227,034
CST Brands, Inc.* (Retail)	1,624	52,959
Cullen/Frost Bankers, Inc. (Banks)	1,624	116,992
Cypress Semiconductor Corp. (Semiconductors)	3,654	46,662
Cytec Industries, Inc. (Chemicals)	1,218	94,882
Dean Foods Co.* (Food)	5,075	55,318
Deckers Outdoor Corp.* (Apparel)	1,015	55,652
Deluxe Corp. (Commercial Services)	1,421	58,275
DeVry, Inc. (Commercial Services)	1,421	42,744
Dick’s Sporting Goods, Inc. (Retail)	2,639	135,671

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 117

Common Stocks, continued

	Shares	Value
Diebold, Inc. (Computers)	1,624	$53,040
Domino’s Pizza, Inc. (Retail)	1,421	88,926
Domtar Corp. (Forest Products & Paper)	812	56,442
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,654	132,458
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	1,827	45,237
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,030	123,566
Dril-Quip, Inc.* (Oil & Gas Services)	1,015	92,274
DST Systems, Inc. (Computers)	812	56,864
Duke Realty Corp. (REIT)	8,729	143,767
Eagle Materials, Inc. (Building Materials)	1,218	82,191
East West Bancorp, Inc. (Banks)	3,654	112,653
Eaton Vance Corp. (Diversified Financial Services)	3,248	131,447
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,045	117,111
Energen Corp. (Oil & Gas)	2,030	121,577
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,624	165,323
Equinix, Inc.* (Internet)	1,421	254,857
Equity One, Inc. (REIT)	1,624	37,579
Essex Property Trust, Inc. (REIT)	1,015	163,709
Esterline Technologies Corp.* (Aerospace/Defense)	812	66,129
Everest Re Group, Ltd. (Insurance)	1,421	189,745
Exelis, Inc. (Aerospace/Defense)	5,075	75,009
Extra Space Storage, Inc. (REIT)	2,842	119,506
FactSet Research Systems, Inc. (Media)	1,015	110,818
Fair Isaac Corp. (Software)	1,015	50,709
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,451	43,552
Federal Realty Investment Trust (REIT)	1,827	192,438
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,436	70,717
Fidelity National Title Group, Inc.—Class A (Insurance)	5,684	139,144
First American Financial Corp. (Insurance)	2,842	64,599
First Horizon National Corp. (Banks)	6,496	80,096
First Niagara Financial Group, Inc. (Savings & Loans)	9,541	101,993
FirstMerit Corp. (Banks)	4,466	100,128
Flowers Foods, Inc. (Food)	4,669	107,199
Foot Locker, Inc. (Retail)	4,060	146,688
Fortune Brands Home & Security, Inc. (Building Materials)	4,466	184,490
FTI Consulting, Inc.* (Commercial Services)	1,015	37,819
Fulton Financial Corp. (Banks)	5,278	66,450
Gartner Group, Inc.* (Commercial Services)	2,436	146,185
GATX Corp. (Trucking & Leasing)	1,218	55,029
General Cable Corp. (Electrical Components & Equipment)	1,421	44,790
Genesee & Wyoming, Inc.*—Class A (Transportation)	1,421	127,407
Gentex Corp. (Electronics)	3,857	87,091
Global Payments, Inc. (Commercial Services)	2,030	94,009
Graco, Inc. (Machinery-Diversified)	1,624	113,323
Granite Construction, Inc. (Engineering & Construction)	1,015	30,704
Great Plains Energy, Inc. (Electric)	4,060	98,211
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,248	250,681
Greenhill & Co., Inc. (Diversified Financial Services)	609	30,657
Greif, Inc.—Class A (Packaging & Containers)	812	44,920
GUESS?, Inc. (Retail)	1,624	54,696
Hancock Holding Co. (Banks)	2,233	73,153
Hanesbrands, Inc. (Apparel)	2,639	167,471
Hanover Insurance Group, Inc. (Insurance)	1,218	65,565
Harris Teeter Supermarkets, Inc. (Food)	1,421	69,885
Harsco Corp. (Miscellaneous Manufacturing)	2,233	57,522
Hawaiian Electric Industries, Inc. (Electric)	2,639	70,356
HCC Insurance Holdings, Inc. (Insurance)	2,639	117,515
Health Management Associates, Inc.*—Class A (Healthcare-Services)	6,902	93,039
Health Net, Inc.* (Healthcare-Services)	2,233	68,486
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,639	66,951
Henry Schein, Inc.* (Healthcare-Products)	2,436	252,930
Herman Miller, Inc. (Office Furnishings)	1,624	45,651
Highwoods Properties, Inc. (REIT)	2,233	81,013
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,624	60,202
Hillshire Brands Co. (Food)	3,248	114,361
HMS Holdings Corp.* (Commercial Services)	2,436	58,927
HNI Corp. (Office Furnishings)	1,218	46,418
HollyFrontier Corp. (Oil & Gas)	5,481	249,659
Hologic, Inc.* (Healthcare-Products)	7,308	165,892
Home Properties, Inc. (REIT)	1,421	90,674
Hospitality Properties Trust (REIT)	3,857	109,886
HSN, Inc. (Retail)	1,015	60,961
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,421	152,544
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,421	88,358
IDACORP, Inc. (Electric)	1,421	74,986
IDEX Corp. (Machinery-Diversified)	2,233	133,198
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,421	139,244
Informatica Corp.* (Software)	2,842	108,479
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	4,060	92,690
Ingredion, Inc. (Food)	2,030	136,415
Integrated Device Technology, Inc.* (Semiconductors)	4,060	36,581
InterDigital, Inc. (Telecommunications)	1,015	40,326
International Bancshares Corp. (Banks)	1,421	34,402
International Rectifier Corp.* (Semiconductors)	1,827	44,049
International Speedway Corp.—Class A (Entertainment)	609	20,615
Intersil Corp.—Class A (Semiconductors)	3,451	35,235
Intrepid Potash, Inc. (Chemicals)	1,421	18,160
Itron, Inc.* (Electronics)	1,015	43,767
ITT Corp. (Miscellaneous Manufacturing)	2,436	76,101
J.B. Hunt Transport Services, Inc. (Transportation)	2,436	182,530
Jack Henry & Associates, Inc. (Computers)	2,233	107,854
Janus Capital Group, Inc. (Diversified Financial Services)	5,075	47,553
Jarden Corp.* (Household Products/Wares)	2,639	119,995
JetBlue Airways Corp.* (Airlines)	6,090	39,829
John Wiley & Sons, Inc. (Media)	1,218	54,968

See accompanying notes to the financial statements.

118 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Jones Lang LaSalle, Inc. (Real Estate)	1,218	$110,875
KB Home (Home Builders)	2,233	39,636
KBR, Inc. (Engineering & Construction)	4,060	126,996
Kemper Corp. (Insurance)	1,421	49,664
Kennametal, Inc. (Hand/Machine Tools)	2,030	87,980
Kilroy Realty Corp. (REIT)	2,030	106,250
Kirby Corp.* (Transportation)	1,624	137,163
Lamar Advertising Co.*—Class A (Advertising)	1,421	61,572
Lancaster Colony Corp. (Food)	609	50,565
Landstar System, Inc. (Transportation)	1,218	65,845
Lender Processing Services, Inc. (Commercial Services)	2,233	72,974
Lennox International, Inc. (Building Materials)	1,218	87,477
Lexmark International, Inc.—Class A (Computers)	1,624	60,884
Liberty Property Trust (REIT)	3,248	124,106
Life Time Fitness, Inc.* (Leisure Time)	1,015	54,089
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,218	59,877
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,233	131,837
LKQ Corp.* (Distribution/Wholesale)	8,120	211,688
Louisiana-Pacific Corp.* (Building Materials)	3,654	59,414
M.D.C. Holdings, Inc. (Home Builders)	1,015	32,115
Mack-Cali Realty Corp. (REIT)	2,233	53,726
Mallinckrodt PLC* (Pharmaceuticals)	1,624	74,525
Manpower, Inc. (Commercial Services)	2,030	135,746
ManTech International Corp.—Class A (Software)	609	17,990
Martin Marietta Materials (Building Materials)	1,218	121,312
Masimo Corp. (Healthcare-Products)	1,421	33,095
Matson, Inc. (Transportation)	1,218	34,494
Matthews International Corp.—Class A (Commercial Services)	812	31,408
MDU Resources Group, Inc. (Electric)	5,075	142,303
Mednax, Inc.* (Healthcare-Services)	1,421	138,434
Mentor Graphics Corp. (Computers)	2,639	54,179
Mercury General Corp. (Insurance)	1,015	44,863
Meredith Corp. (Media)	1,015	48,233
Mettler Toledo International, Inc.* (Electronics)	812	179,127
Micros Systems, Inc.* (Computers)	2,030	98,922
Mine Safety Appliances Co. (Environmental Control)	812	43,142
Minerals Technologies, Inc. (Chemicals)	1,015	46,690
Mohawk Industries, Inc.* (Textiles)	1,624	193,240
Monster Worldwide, Inc.* (Commercial Services)	3,045	17,417
MSC Industrial Direct Co.—Class A (Retail)	1,218	98,598
MSCI, Inc.*—Class A (Software)	3,248	113,842
National Fuel Gas Co. (Electric)	2,233	144,765
National Instruments Corp. (Electronics)	2,639	74,393
National Retail Properties, Inc. (REIT)	3,248	113,648
NCR Corp.* (Computers)	4,466	160,776
NeuStar, Inc.*—Class A (Telecommunications)	1,827	102,458
New York Community Bancorp (Savings & Loans)	11,774	178,611
NewMarket Corp. (Chemicals)	203	55,330
Nordson Corp. (Machinery-Diversified)	1,421	102,539
NV Energy, Inc. (Electric)	6,293	148,704
NVR, Inc.* (Home Builders)	203	187,896
Oceaneering International, Inc. (Oil & Gas Services)	2,842	230,457
Office Depot, Inc.* (Retail)	7,714	33,402
OGE Energy Corp. (Electric)	5,278	197,396
Oil States International, Inc.* (Oil & Gas Services)	1,421	138,164
Old Republic International Corp. (Insurance)	6,496	93,867
Olin Corp. (Chemicals)	2,233	54,485
OMEGA Healthcare Investors, Inc. (REIT)	3,045	96,922
Omnicare, Inc. (Pharmaceuticals)	2,842	150,030
Oshkosh Truck Corp.* (Auto Manufacturers)	2,436	109,182
Owens & Minor, Inc. (Distribution/Wholesale)	1,624	58,399
Packaging Corp. of America (Packaging & Containers)	2,639	141,952
Panera Bread Co.*—Class A (Retail)	812	135,645
Patterson-UTI Energy, Inc. (Oil & Gas)	3,857	76,253
Plantronics, Inc. (Telecommunications)	1,218	56,625
PNM Resources, Inc. (Electric)	2,233	52,431
Polaris Industries, Inc. (Leisure Time)	1,624	182,115
Polycom, Inc.* (Telecommunications)	4,669	44,636
Post Holdings, Inc.* (Food)	812	37,669
Potlatch Corp. (REIT)	1,015	44,690
Primerica, Inc. (Insurance)	1,218	49,987
Prosperity Bancshares, Inc. (Banks)	1,218	71,886
Protective Life Corp. (Insurance)	2,030	87,960
PTC, Inc.* (Software)	3,248	87,956
Questar Corp. (Gas)	4,669	111,402
R.R. Donnelley & Sons Co. (Commercial Services)	4,872	92,519
Rackspace Hosting, Inc.* (Internet)	3,045	137,908
Raymond James Financial Corp. (Diversified Financial Services)	3,045	134,193
Rayonier, Inc. (REIT)	3,451	201,676
Realty Income Corp. (REIT)	5,278	229,119
Regal-Beloit Corp. (Hand/Machine Tools)	1,218	78,780
Regency Centers Corp. (REIT)	2,436	128,450
Regis Corp. (Retail)	1,624	28,209
Reinsurance Group of America, Inc. (Insurance)	2,030	138,223
Reliance Steel & Aluminum Co. (Iron/Steel)	2,030	142,506
Rent-A-Center, Inc. (Commercial Services)	1,624	64,944
ResMed, Inc. (Healthcare-Products)	3,857	183,786
RF Micro Devices, Inc.* (Telecommunications)	7,511	38,982
Riverbed Technology, Inc.* (Computers)	4,466	69,848
Rock-Tenn Co.—Class A (Packaging & Containers)	2,030	232,131
Rollins, Inc. (Commercial Services)	1,827	46,589
Rosetta Resources, Inc.* (Oil & Gas)	1,624	74,071
Rovi Corp.* (Semiconductors)	2,842	64,030
Royal Gold, Inc. (Mining)	1,827	94,438
RPM, Inc. (Chemicals)	3,654	128,767
Saks, Inc.* (Retail)	2,639	42,277
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,421	105,012
Scholastic Corp. (Media)	812	24,766
Scientific Games Corp.*—Class A (Entertainment)	1,421	19,368
SEI Investments Co. (Commercial Services)	3,654	115,503
Semtech Corp.* (Semiconductors)	1,827	55,267
Senior Housing Properties Trust (REIT)	5,075	127,636
Sensient Technologies Corp. (Chemicals)	1,421	62,538
Service Corp. International (Commercial Services)	5,684	107,825

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 119

Common Stocks, continued

	Shares	Value
Signature Bank* (Banks)	1,218	$111,508
Signet Jewelers, Ltd. (Retail)	2,233	163,255
Silgan Holdings, Inc. (Packaging & Containers)	1,218	58,756
Silicon Laboratories, Inc.* (Semiconductors)	1,015	39,646
Skyworks Solutions, Inc.* (Semiconductors)	5,075	121,901
SL Green Realty Corp. (REIT)	2,436	220,824
SM Energy Co. (Oil & Gas)	1,827	125,570
Smithfield Foods, Inc.* (Food)	3,451	114,572
Solarwinds, Inc.* (Software)	1,624	57,636
Solera Holdings, Inc. (Software)	1,827	103,975
Sonoco Products Co. (Packaging & Containers)	2,639	101,575
Sotheby’s—Class A (Commercial Services)	1,827	82,215
SPX Corp. (Miscellaneous Manufacturing)	1,218	93,067
StanCorp Financial Group, Inc. (Insurance)	1,218	64,664
Steel Dynamics, Inc. (Iron/Steel)	5,887	91,602
STERIS Corp. (Healthcare-Products)	1,624	73,112
Strayer Education, Inc. (Commercial Services)	203	8,985
SunEdison, Inc.* (Semiconductors)	6,293	63,433
Superior Energy Services, Inc.* (Oil & Gas Services)	4,263	109,218
SUPERVALU, Inc.* (Food)	5,481	43,903
SVB Financial Group* (Banks)	1,218	106,234
Synopsys, Inc.* (Computers)	4,060	150,382
Synovus Financial Corp. (Banks)	21,315	70,979
Taubman Centers, Inc. (REIT)	1,624	118,909
TCF Financial Corp. (Banks)	4,466	68,062
Tech Data Corp.* (Electronics)	1,015	52,110
Techne Corp. (Healthcare-Products)	1,015	74,846
Teleflex, Inc. (Healthcare-Products)	1,015	80,621
Telephone & Data Systems, Inc. (Telecommunications)	2,639	69,960
Tempur-Pedic International, Inc.* (Home Furnishings)	1,624	64,392
Terex Corp.* (Machinery-Construction & Mining)	3,045	89,767
The Brink’s Co. (Commercial Services)	1,218	32,557
The Cheesecake Factory, Inc. (Retail)	1,421	60,307
The Cooper Cos., Inc. (Healthcare-Products)	1,218	155,112
The Corporate Executive Board Co. (Commercial Services)	812	54,753
The New York Times Co.*—Class A (Media)	3,248	39,561
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,015	51,004
The Timken Co. (Metal Fabricate/Hardware)	2,233	130,452
The Valspar Corp. (Chemicals)	2,233	152,112
The Wendy’s Co. (Retail)	7,714	54,847
Thor Industries, Inc. (Home Builders)	1,218	65,833
Thoratec Corp.* (Healthcare-Products)	1,624	53,251
Tibco Software, Inc.* (Internet)	4,263	106,319
Tidewater, Inc. (Transportation)	1,421	83,825
Toll Brothers, Inc.* (Home Builders)	4,060	133,452
Tootsie Roll Industries, Inc. (Food)	609	20,621
Towers Watson & Co.—Class A (Commercial Services)	1,421	119,691
Tractor Supply Co. (Retail)	1,827	221,304
Trimble Navigation, Ltd.* (Electronics)	6,902	196,984
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,030	79,921
Triumph Group, Inc. (Aerospace/Defense)	1,421	111,492
Trustmark Corp. (Banks)	1,827	49,274
Tupperware Corp. (Household Products/Wares)	1,421	119,762
tw telecom, Inc.* (Telecommunications)	4,060	120,907
UDR, Inc. (REIT)	6,699	167,743
UGI Corp. (Gas)	3,045	127,860
Under Armour, Inc.*—Class A (Apparel)	2,030	136,274
Unit Corp.* (Oil & Gas)	1,218	54,907
United Natural Foods, Inc.* (Food)	1,421	83,271
United Rentals, Inc.* (Commercial Services)	2,436	139,632
United Therapeutics Corp.* (Biotechnology)	1,218	91,155
Universal Corp. (Agriculture)	609	37,332
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,436	170,397
URS Corp. (Engineering & Construction)	2,030	94,395
UTI Worldwide, Inc. (Transportation)	2,842	46,893
Valassis Communications, Inc.—Class A (Commercial Services)	1,015	29,059
Valley National Bancorp (Banks)	5,278	54,627
Valmont Industries, Inc. (Metal Fabricate/Hardware)	609	85,041
ValueClick, Inc.* (Internet)	1,827	44,652
VCA Antech, Inc.* (Pharmaceuticals)	2,436	70,059
Vectren Corp. (Gas)	2,233	82,666
VeriFone Systems, Inc.* (Software)	2,842	54,197
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,887	469,782
Vishay Intertechnology, Inc.* (Electronics)	3,654	52,581
W.R. Berkley Corp. (Insurance)	3,045	129,017
Wabtec Corp. (Machinery-Diversified)	2,639	153,220
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,233	114,017
Washington Federal, Inc. (Savings & Loans)	2,842	61,814
Waste Connections, Inc. (Environmental Control)	3,248	140,508
Watsco, Inc. (Distribution/Wholesale)	812	75,800
Webster Financial Corp. (Banks)	2,436	66,357
Weingarten Realty Investors (REIT)	3,045	95,369
WellCare Health Plans, Inc.* (Healthcare-Services)	1,218	74,335
Werner Enterprises, Inc. (Transportation)	1,218	29,305
Westamerica Bancorp (Banks)	812	38,968
Westar Energy, Inc. (Electric)	3,451	115,919
WEX, Inc.* (Commercial Services)	1,015	88,244
WGL Holdings, Inc. (Gas)	1,421	65,323
Whitewave Foods Co.* (Food)	4,669	87,264
Williams-Sonoma, Inc. (Retail)	2,233	131,434
WMS Industries, Inc.* (Leisure Time)	1,421	36,591
Woodward, Inc. (Electronics)	1,624	66,454
World Fuel Services Corp. (Retail)	2,030	78,642
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,421	50,829
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,421	65,608
TOTAL COMMON STOCKS (Cost $25,223,158)		38,059,195

See accompanying notes to the financial statements.

120 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (34.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $20,697,014	$20,697,000	$20,697,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,697,000)		20,697,000
TOTAL INVESTMENT SECURITIES (Cost $45,920,158)—98.6%		58,756,195
Net other assets (liabilities)—1.4%		833,147
NET ASSETS—100.0%		$59,589,342

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $10,102,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $6,394,960)	52	$390,320

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$25,998,007	$182,011
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	11,725,569	68,355
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	26,093,527	188,679
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	11,134,918	66,782
		$505,827

UltraMid-Cap ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$61,572	0.1%
Aerospace/Defense	526,342	0.9%
Agriculture	37,332	0.1%
Airlines	151,586	0.3%
Apparel	460,743	0.8%
Auto Manufacturers	109,182	0.2%
Banks	1,634,620	2.6%
Beverages	250,681	0.4%
Biotechnology	690,697	1.2%
Building Materials	534,885	0.9%
Chemicals	1,006,923	1.7%
Coal	54,193	0.1%
Commercial Services	2,186,936	3.6%
Computers	1,037,312	1.7%
Distribution/Wholesale	568,315	1.0%
Diversified Financial Services	906,905	1.5%
Electric	1,349,761	2.3%
Electrical Components & Equipment	768,649	1.3%
Electronics	890,153	1.5%
Engineering & Construction	348,439	0.6%
Entertainment	234,822	0.4%
Environmental Control	263,851	0.4%
Food	921,046	1.5%
Forest Products & Paper	56,442	0.1%
Gas	495,020	0.8%
Hand/Machine Tools	298,597	0.5%
Healthcare-Products	1,272,091	2.1%
Healthcare-Services	834,003	1.4%
Home Builders	458,932	0.8%
Home Furnishings	64,392	0.1%
Household Products/Wares	523,521	0.9%
Insurance	1,832,519	3.0%
Internet	618,521	1.0%
Investment Companies	49,512	0.1%
Iron/Steel	344,952	0.6%
Leisure Time	272,795	0.5%
Machinery-Construction & Mining	89,767	0.2%
Machinery-Diversified	716,332	1.2%
Media	389,200	0.7%
Metal Fabricate/Hardware	266,322	0.4%
Mining	155,825	0.3%
Miscellaneous Manufacturing	808,060	1.4%
Office Furnishings	92,069	0.2%
Oil & Gas	991,509	1.7%
Oil & Gas Services	814,138	1.4%
Packaging & Containers	579,334	1.0%
Pharmaceuticals	516,737	0.9%
Real Estate	164,820	0.3%
REIT	3,529,562	5.8%
Retail	2,425,279	4.0%
Savings & Loans	369,661	0.6%
Semiconductors	868,801	1.5%
Shipbuilding	88,358	0.1%
Software	1,356,918	2.3%
Telecommunications	575,032	1.0%
Textiles	193,240	0.3%
Transportation	766,362	1.3%
Trucking & Leasing	55,029	0.1%
Water	130,598	0.2%
Other**	21,530,147	36.1%
Total	$59,589,342	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 121

Common Stocks (51.3%)

	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Electrical Components & Equipment)	0.1%	750	$64,874
Align Technology, Inc.* (Healthcare-Products)	0.1%	1,250	53,799
Aspen Technology, Inc.* (Software)	0.1%	1,625	52,877
athenahealth, Inc.* (Software)	0.1%	625	69,969
Axiall Corp. (Chemicals)	0.1%	1,250	55,099
Brunswick Corp. (Leisure Time)	0.1%	1,625	61,343
Centene Corp.* (Healthcare-Services)	0.1%	1,000	55,469
Chart Industries, Inc.* (Machinery-Diversified)	0.1%	500	56,850
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	875	48,107
Cleco Corp. (Electric)	0.1%	1,125	54,573
CNO Financial Group, Inc. (Insurance)	0.1%	3,875	55,334
CommVault Systems, Inc.* (Software)	0.1%	875	73,875
CoStar Group, Inc.* (Commercial Services)	0.2%	500	78,274
Dana Holding Corp. (Auto Parts & Equipment)	0.1%	2,625	57,356
EMCOR Group, Inc. (Engineering & Construction)	0.1%	1,250	51,600
FEI Co. (Electronics)	0.1%	625	48,405
Fifth & Pacific Cos., Inc.* (Retail)	0.1%	2,125	50,617
FirstMerit Corp. (Banks)	0.1%	2,875	64,457
Hancock Holding Co. (Banks)	0.1%	1,500	49,139
HealthSouth Corp. (Healthcare-Services)	0.1%	1,500	48,839
HEICO Corp. (Aerospace/Defense)	0.1%	1,000	56,799
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	0.1%	1,875	47,568
Highwoods Properties, Inc. (REIT)	0.1%	1,500	54,419
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	2,000	57,700
LaSalle Hotel Properties (REIT)	0.1%	1,750	47,144
Lumber Liquidators Holdings, Inc.* (Retail)	0.1%	500	48,409
MAXIMUS, Inc. (Commercial Services)	0.1%	1,250	47,012
PAREXEL International Corp.* (Commercial Services)	0.1%	1,000	49,450
Piedmont Natural Gas Co., Inc. (Gas)	0.1%	1,375	47,505
PolyOne Corp. (Chemicals)	0.1%	1,750	50,592
Prospect Capital Corp. (Investment Companies)	0.1%	4,375	47,907
Prosperity Bancshares, Inc. (Banks)	0.1%	1,125	66,397
PTC, Inc.* (Software)	0.1%	2,125	57,544
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	0.1%	875	58,468
RLJ Lodging Trust (REIT)	0.1%	2,250	54,494
Rosetta Resources, Inc.* (Oil & Gas)	0.1%	1,125	51,310
Sotheby’s—Class A (Commercial Services)	0.1%	1,250	56,249
Sourcefire, Inc.* (Internet)	0.1%	625	47,143
Team Health Holdings, Inc.* (Commercial Services)	0.1%	1,250	50,274
Teledyne Technologies, Inc.* (Aerospace/Defense)	0.1%	625	50,106
Tenneco, Inc.* (Auto Parts & Equipment)	0.1%	1,125	54,371
The Middleby Corp.* (Machinery-Diversified)	0.1%	375	67,102
The Ultimate Software Group, Inc.* (Software)	0.1%	500	67,649
United Natural Foods, Inc.* (Food)	0.1%	875	51,274
US Airways Group, Inc.* (Airlines)	0.1%	2,875	55,631
ViaSat, Inc.* (Telecommunications)	0.1%	750	50,092
WEX, Inc.* (Commercial Services)	0.1%	625	54,337
Wolverine World Wide, Inc. (Apparel)	0.1%	875	50,321
Woodward, Inc. (Electronics)	0.1%	1,250	51,150
Other Common Stocks	46.3%	1,538,625	22,656,710
TOTAL COMMON STOCKS (Cost $17,058,600)			25,355,983

Repurchase Agreements(a)(b) (42.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $20,697,014	$20,697,000	$20,697,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,697,000)		20,697,000
TOTAL INVESTMENT SECURITIES (Cost $37,755,600)—93.3%		46,052,983
Net other assets (liabilities)—6.7%		3,281,503
NET ASSETS—100.0%		$49,334,486

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $8,021,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

122 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2013

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/23/13 (Underlying notional amount at value $6,253,800)	60	$397,886

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$18,344,992	$42,705
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	22,015,835	85,190
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	8,232,448	22,419
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	18,690,482	83,905
		$234,219

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$41,783	0.1%
Aerospace/Defense	342,244	0.7%
Agriculture	80,570	0.2%
Airlines	159,008	0.3%
Apparel	221,571	0.4%
Auto Manufacturers	14,754	NM
Auto Parts & Equipment	304,224	0.6%
Banks	1,594,045	3.2%
Biotechnology	694,624	1.4%
Building Materials	274,265	0.6%
Chemicals	511,905	1.0%
Coal	96,674	0.2%
Commercial Services	1,617,226	3.3%
Computers	460,520	0.9%
Cosmetics/Personal Care	20,530	NM
Distribution/Wholesale	225,523	0.5%
Diversified Financial Services	522,854	1.1%
Electric	561,785	1.1%
Electrical Components & Equipment	369,610	0.7%
Electronics	515,769	1.0%
Energy-Alternate Sources	69,243	0.1%
Engineering & Construction	188,259	0.4%
Entertainment	191,123	0.4%
Environmental Control	138,145	0.3%
Food	479,155	1.0%
Forest Products & Paper	186,869	0.4%
Gas	253,555	0.5%
Hand/Machine Tools	32,603	0.1%
Healthcare-Products	907,985	1.8%
Healthcare-Services	431,253	0.9%
Holding Companies-Diversified	46,975	0.1%
Home Builders	182,735	0.4%
Home Furnishings	100,026	0.2%
Household Products/Wares	136,860	0.3%
Housewares	12,330	NM
Insurance	647,734	1.3%
Internet	778,828	1.6%
Investment Companies	286,650	0.6%
Iron/Steel	55,946	0.1%
Leisure Time	174,899	0.4%
Lodging	77,323	0.2%
Machinery-Construction & Mining	13,125	NM
Machinery-Diversified	299,584	0.6%
Media	255,704	0.5%
Metal Fabricate/Hardware	175,479	0.4%
Mining	243,560	0.5%
Miscellaneous Manufacturing	420,724	0.9%
Office Furnishings	127,619	0.3%
Oil & Gas	753,750	1.5%
Oil & Gas Services	414,563	0.8%
Packaging & Containers	56,385	0.1%
Pharmaceuticals	828,632	1.7%
Pipelines	59,909	0.1%
Private Equity	37,716	0.1%
Real Estate	85,310	0.2%
REIT	2,028,260	4.0%
Retail	1,562,600	3.2%
Savings & Loans	315,518	0.6%
Semiconductors	944,762	1.9%
Software	1,262,885	2.6%
Storage/Warehousing	43,006	0.1%
Telecommunications	841,068	1.7%
Textiles	19,804	NM
Toys/Games/Hobbies	17,405	NM
Transportation	436,669	0.9%
Trucking & Leasing	49,863	0.1%
Water	54,103	0.1%
Other**	23,978,503	48.7%
Total	$49,334,486	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 123

Common Stocks (77.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	8,442	$991,344
Alcoa, Inc. (Mining)	8,442	67,114
American Express Co. (Diversified Financial Services)	8,442	622,766
AT&T, Inc. (Telecommunications)	8,442	297,749
Bank of America Corp. (Banks)	8,442	123,253
Boeing Co. (Aerospace/Defense)	8,442	887,254
Caterpillar, Inc. (Machinery-Construction & Mining)	8,442	699,926
Chevron Corp. (Oil & Gas)	8,442	1,062,763
Cisco Systems, Inc. (Telecommunications)	8,442	215,693
Coca-Cola Co. (Beverages)	8,442	338,355
E.I. du Pont de Nemours & Co. (Chemicals)	8,442	487,019
Exxon Mobil Corp. (Oil & Gas)	8,442	791,438
General Electric Co. (Miscellaneous Manufacturing)	8,442	205,732
Hewlett-Packard Co. (Computers)	8,442	216,791
Intel Corp. (Semiconductors)	8,442	196,699
International Business Machines Corp. (Computers)	8,442	1,646,527
J.P. Morgan Chase & Co. (Banks)	8,442	470,473
Johnson & Johnson (Pharmaceuticals)	8,442	789,327
McDonald’s Corp. (Retail)	8,442	827,992
Merck & Co., Inc. (Pharmaceuticals)	8,442	406,651
Microsoft Corp. (Software)	8,442	268,709
Pfizer, Inc. (Pharmaceuticals)	8,442	246,760
Procter & Gamble Co. (Cosmetics/Personal Care)	8,442	677,893
The Home Depot, Inc. (Retail)	8,442	667,171
The Travelers Cos., Inc. (Insurance)	8,442	705,329
United Technologies Corp. (Aerospace/Defense)	8,442	891,221
UnitedHealth Group, Inc. (Healthcare-Services)	8,442	615,000
Verizon Communications, Inc. (Telecommunications)	8,442	417,711
Wal-Mart Stores, Inc. (Retail)	8,442	657,969
Walt Disney Co. (Media)	8,442	545,775
TOTAL COMMON STOCKS (Cost $11,313,163)		17,038,404

Repurchase Agreements(a)(b) (22.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $5,029,003	$5,029,000	$5,029,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,029,000)		5,029,000
TOTAL INVESTMENT SECURITIES (Cost $16,342,163)—100.0%		22,067,404
Net other assets (liabilities)—NM		(6,293)
NET ASSETS—100.0%		$22,061,111

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $2,936,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 9/23/13 (Underlying notional amount at value $2,703,925)	35	$102,600

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$10,112,411	$(14,399)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	9,638,800	(12,074)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	1,972,395	(2,636)
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	2,690,354	(3,363)
		$(32,472)

UltraDow 30 ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$1,778,476	8.1%
Banks	593,726	2.7%
Beverages	338,355	1.5%
Chemicals	487,019	2.2%
Computers	1,863,318	8.4%
Cosmetics/Personal Care	677,893	3.1%
Diversified Financial Services	622,766	2.8%
Healthcare-Services	615,000	2.8%
Insurance	705,329	3.2%
Machinery-Construction & Mining	699,926	3.2%
Media	545,775	2.5%
Mining	67,114	0.3%
Miscellaneous Manufacturing	1,197,076	5.4%
Oil & Gas	1,854,201	8.4%
Pharmaceuticals	1,442,738	6.5%
Retail	2,153,131	9.8%
Semiconductors	196,699	0.9%
Software	268,709	1.2%
Telecommunications	931,153	4.2%
Other**	5,022,707	22.8%
Total	$22,061,111	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

124 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (60.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	29,568	$531,633
Adobe Systems, Inc.* (Software)	13,312	629,391
Akamai Technologies, Inc.* (Software)	4,736	223,539
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,120	595,098
Altera Corp. (Semiconductors)	8,448	300,411
Amazon.com, Inc.* (Internet)	12,032	3,624,278
Amgen, Inc. (Biotechnology)	19,840	2,148,474
Analog Devices, Inc. (Semiconductors)	8,192	404,357
Apple Computer, Inc. (Computers)	24,832	11,236,480
Applied Materials, Inc. (Semiconductors)	31,744	517,745
Autodesk, Inc.* (Software)	5,888	208,376
Automatic Data Processing, Inc. (Commercial Services)	12,800	922,752
Avago Technologies, Ltd. (Semiconductors)	6,528	239,447
Baidu, Inc.*ADR (Internet)	7,296	965,334
Bed Bath & Beyond, Inc.* (Retail)	5,760	440,467
Biogen Idec, Inc.* (Biotechnology)	6,272	1,368,111
Broadcom Corp.—Class A (Semiconductors)	13,824	381,128
C.H. Robinson Worldwide, Inc. (Transportation)	4,224	251,835
CA, Inc. (Software)	12,032	357,832
Catamaran Corp.* (Pharmaceuticals)	5,504	290,611
Celgene Corp.* (Biotechnology)	11,008	1,616,635
Cerner Corp.* (Software)	9,088	445,312
Charter Communications, Inc.*—Class A (Media)	2,688	337,989
Check Point Software Technologies, Ltd.* (Software)	5,248	295,515
Cisco Systems, Inc. (Telecommunications)	141,440	3,613,792
Citrix Systems, Inc.* (Software)	4,992	359,524
Cognizant Technology Solutions Corp.* (Computers)	7,936	574,487
Comcast Corp.—Class A (Media)	56,320	2,538,906
Costco Wholesale Corp. (Retail)	11,520	1,351,181
Dell, Inc. (Computers)	46,208	585,455
DENTSPLY International, Inc. (Healthcare-Products)	3,840	164,659
DIRECTV*—Class A (Media)	14,848	939,433
Discovery Communications, Inc.*—Class A (Media)	3,840	306,125
Dollar Tree, Inc.* (Retail)	5,888	315,891
eBay, Inc.* (Internet)	34,304	1,773,174
Equinix, Inc.* (Internet)	1,280	229,568
Expedia, Inc. (Internet)	3,200	150,816
Expeditors International of Washington, Inc. (Transportation)	5,504	221,921
Express Scripts Holding Co.* (Pharmaceuticals)	21,632	1,417,977
F5 Networks, Inc.* (Internet)	2,048	179,732
Facebook, Inc.*—Class A (Internet)	46,336	1,706,555
Fastenal Co. (Distribution/Wholesale)	7,808	382,670
Fiserv, Inc.* (Software)	3,584	344,924
Fossil Group, Inc.* (Distribution/Wholesale)	1,536	168,806
Garmin, Ltd. (Electronics)	5,248	210,340
Gilead Sciences, Inc.* (Biotechnology)	40,320	2,477,663
Google, Inc.*—Class A (Internet)	7,168	6,362,317
Henry Schein, Inc.* (Healthcare-Products)	2,304	239,224
Intel Corp. (Semiconductors)	131,584	3,065,906
Intuit, Inc. (Software)	7,808	499,087
Intuitive Surgical, Inc.* (Healthcare-Products)	1,024	397,313
KLA-Tencor Corp. (Semiconductors)	4,352	255,158
Kraft Foods Group, Inc. (Food)	15,744	890,796
Liberty Global PLC*—Class A (Media)	5,632	456,868
Liberty Media Corp.* (Media)	2,944	423,141
Liberty Media Holding Corp.—Interactive Series A* (Internet)	13,312	325,612
Life Technologies Corp.* (Biotechnology)	4,608	343,757
Linear Technology Corp. (Semiconductors)	6,144	249,201
Mattel, Inc. (Toys/Games/Hobbies)	9,088	381,969
Maxim Integrated Products, Inc. (Semiconductors)	7,680	219,648
Microchip Technology, Inc. (Semiconductors)	5,248	208,556
Micron Technology, Inc.* (Semiconductors)	27,264	361,248
Microsoft Corp. (Software)	221,056	7,036,213
Mondelez International, Inc.—Class A (Food)	47,232	1,476,945
Monster Beverage Corp.* (Beverages)	4,352	265,428
Mylan Laboratories, Inc.* (Pharmaceuticals)	10,112	339,359
NetApp, Inc. (Computers)	9,600	394,752
Netflix, Inc.* (Internet)	1,536	375,122
Nuance Communications, Inc.* (Software)	8,448	158,484
NVIDIA Corp. (Semiconductors)	15,360	221,645
O’Reilly Automotive, Inc.* (Retail)	2,944	368,765
PACCAR, Inc. (Auto Manufacturers)	9,344	525,787
Paychex, Inc. (Commercial Services)	9,600	378,624
Priceline.com, Inc.* (Internet)	1,280	1,120,858
Qualcomm, Inc. (Semiconductors)	45,696	2,949,676
Randgold Resources, Ltd.ADR (Mining)	1,280	95,066
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,560	691,354
Ross Stores, Inc. (Retail)	5,760	388,627
SanDisk Corp.* (Computers)	6,400	352,768
SBA Communications Corp.*—Class A (Telecommunications)	3,328	246,572
Seagate Technology PLC (Computers)	9,472	387,500
Sears Holdings Corp. (Retail)	2,816	128,973
Sigma-Aldrich Corp. (Chemicals)	3,200	267,392
Sirius XM Radio, Inc. (Media)	168,960	630,221
Staples, Inc. (Retail)	17,536	298,463
Starbucks Corp. (Retail)	19,840	1,413,402
Stericycle, Inc.* (Environmental Control)	2,304	267,126
Symantec Corp. (Internet)	18,432	491,766
Tesla Motors, Inc.* (Auto Manufacturers)	3,072	412,508
Texas Instruments, Inc. (Semiconductors)	29,312	1,149,030
Twenty-First Century Fox, Inc.—Class A (Media)	40,192	1,200,937
Verisk Analytics, Inc.*—Class A (Commercial Services)	4,480	288,333
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,888	469,862
Viacom, Inc.—Class B (Media)	11,520	838,310
Vodafone Group PLCADR (Telecommunications)	26,496	793,555
Western Digital Corp. (Computers)	6,272	403,791
Whole Foods Market, Inc. (Food)	9,856	547,796
Wynn Resorts, Ltd. (Lodging)	2,688	357,853
Xilinx, Inc. (Semiconductors)	7,040	328,698
Yahoo!, Inc.* (Internet)	28,672	805,396
TOTAL COMMON STOCKS (Cost $36,821,185)		91,893,107

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 125

Repurchase Agreements(a)(b) (34.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $52,757,036	$52,757,000	$52,757,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,757,000)		52,757,000
TOTAL INVESTMENT SECURITIES (Cost $89,578,185)—95.1%		144,650,107
Net other assets (liabilities)—4.9%		7,465,966
NET ASSETS—100.0%		$152,116,073

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $22,055,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $26,418,300)	428	$1,270,998

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$73,687,130	$491,637
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	45,296,326	249,470
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	35,392,960	244,072
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	31,174,424	221,514
		$1,206,693

UltraNASDAQ-100 ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Auto Manufacturers	$938,295	0.6%
Beverages	265,428	0.2%
Biotechnology	9,710,954	6.4%
Chemicals	267,392	0.2%
Commercial Services	1,589,709	1.0%
Computers	13,935,233	9.2%
Distribution/Wholesale	551,476	0.4%
Electronics	210,340	0.1%
Environmental Control	267,126	0.2%
Food	2,915,537	1.9%
Healthcare-Products	801,196	0.5%
Internet	18,110,527	11.9%
Lodging	357,853	0.2%
Media	7,671,930	5.0%
Mining	95,066	0.1%
Pharmaceuticals	2,047,948	1.3%
Retail	4,705,769	3.1%
Semiconductors	10,851,854	7.1%
Software	11,089,830	7.3%
Telecommunications	4,653,919	3.1%
Toys/Games/Hobbies	381,969	0.3%
Transportation	473,756	0.3%
Other**	60,222,966	39.6%
Total	$152,116,073	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

126 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (100.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $6,285,004	$6,285,000	$6,285,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,285,000)		6,285,000
TOTAL INVESTMENT SECURITIES (Cost $6,285,000)—100.9%		6,285,000
Net other assets (liabilities)—(0.9)%		(54,767)
NET ASSETS—100.0%		$6,230,233

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $454,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$148,597	$210
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	12,326,831	16,818
		$17,028

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 127

Common Stocks (58.2%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	27,612	$579,299
AngloGold Ashanti, Ltd.ADR (Mining)	6,372	83,919
Baidu, Inc.*ADR (Internet)	4,425	585,472
BRF-Brazil Foods S.A.ADR (Food)	11,151	238,966
Cemex S.A.B. de C.V.*ADR (Building Materials)	18,762	215,951
Cencosud S.A.ADR (Food)	5,841	80,547
China Life Insurance Co., Ltd.ADR (Insurance)	8,319	299,734
China Mobile, Ltd.ADR (Telecommunications)	17,346	917,950
China Petroleum and Chemical Corp.ADR (Oil & Gas)	4,071	302,435
China Telecom Corp., Ltd.ADR (Telecommunications)	2,301	114,107
China Unicom, Ltd.ADR (Telecommunications)	7,080	103,580
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	6,372	204,350
CNOOC, Ltd.ADR (Oil & Gas)	2,655	477,474
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	2,655	99,563
Ecopetrol S.A.ADR (Oil & Gas)	4,071	185,597
Embraer S.A.ADR (Aerospace/Defense)	2,655	90,190
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	1,770	70,304
Enersis S.A.ADR (Electric)	6,372	96,855
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,186	316,974
Grupo Financiero Santander Mexico S.A.B de C.V.*ADR (Banks)	10,974	158,245
Grupo Televisa S.A.ADR (Media)	6,726	182,275
HDFC Bank, Ltd.ADR (Banks)	6,549	215,462
ICICI Bank, Ltd.ADR (Banks)	4,602	150,854
Infosys Technologies, Ltd.ADR (Computers)	7,965	395,701
KB Financial Group, Inc.ADR (Diversified Financial Services)	6,372	201,483
Korea Electric Power Corp.*ADR (Electric)	9,381	118,482
Latam Airlines Group S.A.ADR (Airlines)	5,133	69,039
LG Display Co., Ltd.*ADR (Electronics)	7,434	92,107
Mobile TeleSystemsADR (Telecommunications)	8,496	165,587
PetroChina Co., Ltd.ADR (Oil & Gas)	3,540	412,693
Petroleo Brasileiro S.A.ADR (Oil & Gas)	27,435	374,213
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,416	99,800
POSCOADR (Iron/Steel)	5,487	393,308
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,071	185,678
Sasol, Ltd.ADR (Chemicals)	8,496	391,751
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	7,965	290,484
SK Telecom Co., Ltd.ADR (Telecommunications)	5,841	126,107
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	61,242	1,039,889
Ultrapar Participacoes S.A.ADR (Chemicals)	6,903	162,359
United Microelectronics Corp.ADR (Semiconductors)	40,533	89,173
Vale S.A.ADR (Iron/Steel)	22,125	303,555
TOTAL COMMON STOCKS (Cost $8,833,077)		10,681,512

Preferred Stocks (15.0%)

Banco Bradesco S.A.ADR (Banks)	35,046	428,262
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,301	102,648
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	12,567	474,781
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	9,027	83,590
Gerdau S.A.ADR (Iron/Steel)	14,868	94,263
Itau Unibanco Holding S.A.ADR (Banks)	41,772	532,594
Petroleo Brasileiro S.A.ADR (Oil & Gas)	35,400	507,636
Telefonica Brasil S.A.ADR (Telecommunications)	4,779	102,605
Vale S.A.ADR (Iron/Steel)	35,046	431,416
TOTAL PREFERRED STOCKS (Cost $2,601,482)		2,757,795

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $4,611,003	$4,611,000	$4,611,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,611,000)		4,611,000
TOTAL INVESTMENT SECURITIES (Cost $16,045,559)—98.3%		18,050,307
Net other assets (liabilities)—1.7%		306,895
NET ASSETS—100.0%		$18,357,202

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $715,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$7,221,366	$(11,485)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	16,015,000	(26,153)
		$(37,638)

See accompanying notes to the financial statements.

128 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2013

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$90,190	0.5%
Airlines	69,039	0.4%
Banks	1,485,416	8.0%
Beverages	891,319	4.9%
Building Materials	215,951	1.2%
Chemicals	554,109	3.0%
Computers	395,701	2.2%
Diversified Financial Services	491,966	2.7%
Electric	369,231	2.0%
Electronics	92,107	0.5%
Food	422,161	2.3%
Insurance	299,734	1.6%
Internet	585,472	3.2%
Iron/Steel	1,222,543	6.6%
Media	182,275	1.0%
Mining	83,919	0.5%
Oil & Gas	2,260,049	12.2%
Semiconductors	1,129,062	6.2%
Telecommunications	2,599,063	14.2%
Other**	4,917,895	26.8%
Total	$18,357,202	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets
Brazil	$4,026,639	21.9%
Chile	316,745	1.7%
China	3,213,446	17.5%
Colombia	185,597	1.0%
India	762,017	4.2%
Indonesia	185,678	1.0%
Mexico	1,452,745	7.9%
Philippines	99,800	0.5%
Russia	165,587	0.9%
South Africa	475,670	2.6%
South Korea	1,221,971	6.7%
Taiwan	1,333,412	7.3%
Other**	4,917,895	26.8%
Total	$18,357,202	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 129

Common Stocks (50.2%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	12,312	$258,306
Banco Bradesco S.A.ADR (Banks)	14,760	222,138
Banco Santander Brasil S.A.ADR (Banks)	23,904	143,902
Banco Santander Chile S.A.ADR (Banks)	7,560	170,554
Bancolombia S.A.ADR (Banks)	4,176	239,911
BRF-Brazil Foods S.A.ADR (Food)	27,720	594,041
Cemex S.A.B. de C.V.*ADR (Building Materials)	15,912	183,147
Cencosud S.A.ADR (Food)	13,176	181,697
Coca-Cola Femsa S.A.B. de C.V. (Femsa)ADR (Beverages)	936	132,163
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	5,904	221,400
Companhia de Minas Buenaventura S.A.ADR (Mining)	7,056	100,901
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	15,264	157,219
Ecopetrol S.A.ADR (Oil & Gas)	8,856	403,745
Embraer S.A.ADR (Aerospace/Defense)	5,184	176,100
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	3,816	151,572
Enersis S.A.ADR (Electric)	13,752	209,029
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	5,400	537,246
Grupo Financiero Santander Mexico S.A.B de C.V.*ADR (Banks)	22,824	329,122
Grupo Televisa S.A.ADR (Media)	10,512	284,875
Latam Airlines Group S.A.ADR (Airlines)	14,760	198,522
Petroleo Brasileiro S.A.ADR (Oil & Gas)	25,992	354,531
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	3,528	102,171
Tim Participacoes S.A.ADR (Telecommunications)	4,824	90,546
Ultrapar Participacoes S.A.ADR (Chemicals)	17,352	408,120
Vale S.A.ADR (Iron/Steel)	27,792	381,306
YPF S.A.ADR (Oil & Gas)	5,832	95,820
TOTAL COMMON STOCKS (Cost $4,766,294)		6,328,084

Preferred Stocks (26.1%)

Banco Bradesco S.A.ADR (Banks)	27,720	338,738
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	7,056	314,768
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	19,296	729,003
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	18,144	168,013
Gerdau S.A.ADR (Iron/Steel)	26,856	170,267
Itau Unibanco Holding S.A.ADR (Banks)	28,152	358,938
Petroleo Brasileiro S.A.ADR (Oil & Gas)	33,552	481,136
Telefonica Brasil S.A.ADR (Telecommunications)	8,712	187,047
Vale S.A.ADR (Iron/Steel)	43,632	537,110
TOTAL PREFERRED STOCKS (Cost $2,305,710)		3,285,020

Repurchase Agreements(a)(b) (25.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $3,213,002	$3,213,000	$3,213,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,213,000)		3,213,000
TOTAL INVESTMENT SECURITIES (Cost $10,285,004)—101.8%		12,826,104
Net other assets (liabilities)—(1.8)%		(224,680)
NET ASSETS—100.0%		$12,601,424

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $444,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$4,230,846	$(27,851)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	11,385,892	(75,038)
		$(102,889)

UltraLatin America ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$176,100	1.4%
Airlines	198,522	1.6%
Banks	1,803,304	14.2%
Beverages	1,619,813	12.9%
Building Materials	183,147	1.5%
Chemicals	510,290	4.0%
Electric	528,615	4.2%
Food	1,090,505	8.7%
Iron/Steel	1,088,683	8.6%
Media	284,875	2.3%
Mining	100,901	0.8%
Oil & Gas	1,335,231	10.6%
Telecommunications	535,899	4.3%
Water	157,219	1.2%
Other**	2,988,320	23.7%
Total	$12,601,424	100.0%

See accompanying notes to the financial statements.

130 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2013

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets
Argentina	$95,820	0.8%
Brazil	6,034,323	47.9%
Chile	1,013,545	8.0%
Colombia	643,656	5.1%
Mexico	1,724,859	13.7%
Peru	100,901	0.8%
Other**	2,988,320	23.7%
Total	$12,601,424	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 131

Common Stocks (75.5%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet)	6,624	$85,052
51job, Inc.*ADR (Commercial Services)	1,242	82,593
Aluminum Corp. of China, Ltd.*ADR (Mining)	13,869	106,653
AutoNavi Holdings, Ltd.*ADR (Software)	4,761	59,322
Baidu, Inc.*ADR (Internet)	5,727	757,740
Changyou.com, Ltd.ADR (Software)	1,863	60,622
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	5,451	84,163
China Life Insurance Co., Ltd.ADR (Insurance)	12,489	449,979
China Lodging Group, Ltd.*ADR (Lodging)	3,381	60,892
China Mobile, Ltd.ADR (Telecommunications)	15,939	843,492
China Petroleum and Chemical Corp.ADR (Oil & Gas)	6,417	476,719
China Southern Airlines Co., Ltd.ADR (Airlines)	4,140	76,673
China Telecom Corp., Ltd.ADR (Telecommunications)	6,141	304,532
China Unicom, Ltd.ADR (Telecommunications)	20,148	294,765
CNOOC, Ltd.ADR (Oil & Gas)	3,381	608,039
Ctrip.com International, Ltd.*ADR (Internet)	6,900	252,747
E-Commerce China Dangdang, Inc.*ADR (Internet)	8,694	81,984
Giant Interactive Group, Inc.ADR (Internet)	12,075	98,411
Guangshen Railway Co., Ltd.ADR (Transportation)	3,795	83,718
Home Inns & Hotels Management, Inc.*ADR (Lodging)	1,863	51,810
Huaneng Power International, Inc.ADR (Electric)	5,037	210,043
Mindray Medical International, Ltd.ADR (Healthcare-Products)	5,106	209,091
Netease.com, Inc.ADR (Internet)	3,864	246,175
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	8,487	188,326
Pactera Technology International, Ltd.*ADR (Software)	10,764	72,119
Perfect World Co., Ltd.ADR (Internet)	5,106	107,481
PetroChina Co., Ltd.ADR (Oil & Gas)	4,830	563,081
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	4,623	300,773
RDA Microelectronics, Inc.ADR (Semiconductors)	4,761	53,609
Semiconductor Manufacturing International Corp.*ADR (Semiconductors)	36,639	134,099
Shanda Games, Ltd.*ADR (Software)	12,627	58,210
Sinopec Shanghai Petrochemical Co., Ltd.*ADR (Chemicals)	2,829	87,444
SouFun Holdings, Ltd.ADR (Internet)	2,622	91,141
Spreadtrum Communications, Inc.ADR (Semiconductors)	4,554	135,891
TAL Education GroupADR (Commercial Services)	5,727	67,350
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	11,592	86,013
Vipshop Holdings, Ltd.*ADR (Internet)	2,070	87,188
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	6,003	133,267
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	15,801	108,711
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	19,113	76,643
Youku.com, Inc.*ADR (Internet)	8,556	189,772
YY, Inc.*ADR (Internet)	1,725	75,365
TOTAL COMMON STOCKS (Cost $5,719,866)		8,201,698

Repurchase Agreements(a)(b) (29.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $3,249,002	$3,249,000	$3,249,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,249,000)		3,249,000
TOTAL INVESTMENT SECURITIES (Cost $8,968,866)—105.4%		11,450,698
Net other assets (liabilities)—(5.4)%		(586,512)
NET ASSETS—100.0%		$10,864,186

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $352,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$4,915,676	$50,712
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	8,584,523	97,219
		$147,931

UltraChina ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Airlines	$160,836	1.5%
Chemicals	87,444	0.8%
Coal	108,711	1.0%
Commercial Services	471,536	4.3%
Electric	210,043	1.9%
Electrical Components & Equipment	76,643	0.7%
Energy-Alternate Sources	86,013	0.8%
Healthcare-Products	209,091	1.9%
Insurance	449,979	4.1%
Internet	2,373,829	21.9%
Lodging	112,702	1.0%
Mining	106,653	1.0%
Oil & Gas	1,647,839	15.2%
Semiconductors	323,599	3.0%
Software	250,273	2.3%

See accompanying notes to the financial statements.

132 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2013

	Value	% of Net Assets
Telecommunications	$1,442,789	13.3%
Transportation	83,718	0.8%
Other**	2,662,488	24.5%
Total	$10,864,186	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets
China	$8,201,698	75.5%
Other**	2,662,488	24.5%
Total	$10,864,186	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 133

Repurchase Agreements(a)(b) (88.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $49,361,034	$49,361,000	$49,361,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,361,000)		49,361,000
TOTAL INVESTMENT SECURITIES (Cost $49,361,000)—88.3%		49,361,000
Net other assets (liabilities)—11.7%		6,558,366
NET ASSETS—100.0%		$55,919,366

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $6,020,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 9/13/13 (Underlying notional amount at value $50,933,150)	746	$72,381

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Japanese Yen Futures Contracts expiring 9/17/13 (Underlying notional amount at value $60,396,188)	473	$(68,967)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	$60,428,666	$292,036

See accompanying notes to the financial statements.

134 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $44,433,031	$44,433,000	$44,433,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,433,000)		44,433,000
TOTAL INVESTMENT SECURITIES (Cost $44,433,000)—100.7%		44,433,000
Net other assets (liabilities)—(0.7)%		(322,015)
NET ASSETS—100.0%		$44,110,985

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $7,816,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $2,774,888)	33	$(133,353)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(11,692,604)	$(4,699)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(29,618,688)	(13,046)
		$(17,745)

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 135

Repurchase Agreements(a)(b) (36.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $4,645,003	$4,645,000	$4,645,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,645,000)		4,645,000
TOTAL INVESTMENT SECURITIES (Cost $4,645,000)—36.6%		4,645,000
Net other assets (liabilities)—63.4%		8,037,714
NET ASSETS—100.0%		$12,682,714

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $1,146,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/23/13 (Underlying notional amount at value $2,293,060)	22	$(43,302)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(7,921,683)	$(6,774)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(2,418,089)	(10,969)
		$(17,743)

See accompanying notes to the financial statements.

136 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (86.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $3,437,002	$3,437,000	$3,437,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,437,000)		3,437,000
TOTAL INVESTMENT SECURITIES (Cost $3,437,000)—86.8%		3,437,000
Net other assets (liabilities)—13.2%		524,617
NET ASSETS—100.0%		$3,961,617

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $1,028,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $493,800)	8	$(6,740)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(1,804,569)	$(9,270)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,653,031)	(11,454)
		$(20,724)

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 137

Repurchase Agreements(a)(b) (99.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $20,580,014	$20,580,000	$20,580,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,580,000)		20,580,000
TOTAL INVESTMENT SECURITIES (Cost $20,580,000)—99.0%		20,580,000
Net other assets (liabilities)—1.0%		202,066
NET ASSETS—100.0%		$20,782,066

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $7,327,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $1,849,925)	22	$(85,619)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(4,445,634)	$(1,611)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	(7,480,428)	(5,644)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(13,137,375)	(5,681)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	(14,610,560)	(11,226)
		$(24,162)

See accompanying notes to the financial statements.

138 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $3,352,002	$3,352,000	$3,352,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,352,000)		3,352,000
TOTAL INVESTMENT SECURITIES (Cost $3,352,000)—100.7%		3,352,000
Net other assets (liabilities)—(0.7)%		(23,753)
NET ASSETS—100.0%		$3,328,247

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $1,235,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $737,880)	6	$(34,611)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(1,171,388)	$(8,477)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	(1,701,819)	(10,557)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(1,247,608)	(8,460)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	(1,788,021)	(10,493)
		$(37,987)

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 139

Repurchase Agreements(a)(b) (95.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $21,829,015	$21,829,000	$21,829,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,829,000)		21,829,000
TOTAL INVESTMENT SECURITIES (Cost $21,829,000)—95.8%		21,829,000
Net other assets (liabilities)—4.2%		945,778
NET ASSETS—100.0%		$22,774,778

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $7,138,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/23/13 (Underlying notional amount at value $3,960,740)	38	$(111,979)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$(7,450,630)	$(18,857)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(8,441,967)	(35,557)
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	(16,258,379)	(44,816)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(9,321,413)	(42,284)
		$(141,514)

See accompanying notes to the financial statements.

140 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (88.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $4,365,003	$4,365,000	$4,365,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,365,000)		4,365,000
TOTAL INVESTMENT SECURITIES (Cost $4,365,000)—88.7%		4,365,000
Net other assets (liabilities)—11.3%		555,826
NET ASSETS—100.0%		$4,920,826

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $1,560,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 9/23/13 (Underlying notional amount at value $1,158,825)	15	$1,162

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(2,453,972)	$1,913
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	(2,047,063)	2,530
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(766,111)	1,007
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	(3,400,128)	4,155
		$9,605

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 141

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $10,723,007	$10,723,000	$10,723,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,723,000)		10,723,000
TOTAL INVESTMENT SECURITIES (Cost $10,723,000)—98.7%		10,723,000
Net other assets (liabilities)—1.3%		143,417
NET ASSETS—100.0%		$10,866,417

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $4,051,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $1,666,575)	27	$(74,931)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(5,081,137)	$(30,523)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	(3,259,266)	(28,491)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(3,203,532)	(22,198)
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	(8,729,335)	(62,267)
		$(143,479)

See accompanying notes to the financial statements.

142 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (99.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $5,974,004	$5,974,000	$5,974,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,974,000)		5,974,000
TOTAL INVESTMENT SECURITIES (Cost $5,974,000)—99.3%		5,974,000
Net other assets (liabilities)—0.7%		40,257
NET ASSETS—100.0%		$6,014,257

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $450,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(5,011,153)	$(7,262)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(7,028,336)	(9,931)
		$(17,193)

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 143

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $16,668,012	$16,668,000	$16,668,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,668,000)		16,668,000
TOTAL INVESTMENT SECURITIES (Cost $16,668,000)—100.0%		16,668,000
Net other assets (liabilities)—NM		(116)
NET ASSETS—100.0%		$16,667,884

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $828,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM              Not meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(12,445,873)	$19,101
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(20,925,798)	31,066
		$50,167

See accompanying notes to the financial statements.

144 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (99.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $6,937,005	$6,937,000	$6,937,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,937,000)		6,937,000
TOTAL INVESTMENT SECURITIES (Cost $6,937,000)—99.4%		6,937,000
Net other assets (liabilities)—0.6%		40,219
NET ASSETS—100.0%		$6,977,219

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $377,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(4,377,364)	$28,547
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(9,673,231)	23,742
		$52,289

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 145

Repurchase Agreements(a)(b) (102.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $2,149,001	$2,149,000	$2,149,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,149,000)		2,149,000
TOTAL INVESTMENT SECURITIES (Cost $2,149,000)—102.9%		2,149,000
Net other assets (liabilities)—(2.9)%		(60,662)
NET ASSETS—100.0%		$2,088,338

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $240,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(3,030,550)	$(31,514)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(1,168,652)	(13,249)
		$(44,763)

See accompanying notes to the financial statements.

146 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (87.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $7,596,005	$7,596,000	$7,596,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,596,000)		7,596,000
TOTAL INVESTMENT SECURITIES (Cost $7,596,000)—87.5%		7,596,000
Net other assets (liabilities)—12.5%		1,088,204
NET ASSETS—100.0%		$8,684,204

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $60,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Japanese Yen Futures Contracts expiring 9/17/13 (Underlying notional amount at value $9,448,875)	74	$164,059

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 9/13/13 (Underlying notional amount at value $7,919,900)	116	$420,581

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	$(9,482,280)	$(39,073)

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 147

Common Stocks (64.2%)

	Shares	Value
Associated Banc-Corp. (Banks)	3,640	$61,662
BancorpSouth, Inc. (Banks)	1,820	35,763
Bank of America Corp. (Banks)	225,940	3,298,724
Bank of Hawaii Corp. (Banks)	1,040	57,866
BB&T Corp. (Banks)	14,820	528,926
BOK Financial Corp. (Banks)	520	34,679
CapitalSource, Inc. (Banks)	4,160	50,336
Capitol Federal Financial, Inc. (Savings & Loans)	2,860	36,065
Cathay Bancorp, Inc. (Banks)	1,560	37,066
Citigroup, Inc. (Banks)	63,700	3,321,318
City National Corp. (Banks)	1,040	72,311
Comerica, Inc. (Banks)	3,900	165,906
Commerce Bancshares, Inc. (Banks)	1,560	71,183
Cullen/Frost Bankers, Inc. (Banks)	1,300	93,652
East West Bancorp, Inc. (Banks)	2,860	88,174
F.N.B. Corp. (Banks)	3,120	39,437
Fifth Third Bancorp (Banks)	18,460	354,986
First Financial Bankshares, Inc. (Banks)	520	32,058
First Horizon National Corp. (Banks)	4,940	60,915
First Niagara Financial Group, Inc. (Savings & Loans)	7,540	80,603
First Republic Bank (Banks)	1,560	67,376
FirstMerit Corp. (Banks)	3,380	75,780
Fulton Financial Corp. (Banks)	4,160	52,374
Glacier Bancorp, Inc. (Banks)	1,560	37,970
Hancock Holding Co. (Banks)	1,820	59,623
Hudson City Bancorp, Inc. (Savings & Loans)	9,880	94,453
Huntington Bancshares, Inc. (Banks)	17,680	151,164
IBERIABANK Corp. (Banks)	520	30,576
International Bancshares Corp. (Banks)	1,040	25,178
J.P. Morgan Chase & Co. (Banks)	79,300	4,419,388
KeyCorp (Banks)	19,240	236,460
M&T Bank Corp. (Banks)	2,600	303,836
MB Financial, Inc. (Banks)	1,040	29,931
National Penn Bancshares, Inc. (Banks)	2,600	28,054
New York Community Bancorp (Savings & Loans)	9,360	141,991
Old National Bancorp (Banks)	2,080	29,973
People’s United Financial, Inc. (Savings & Loans)	7,020	105,300
PNC Financial Services Group (Banks)	11,180	850,239
Popular, Inc.* (Banks)	2,080	68,432
PrivateBancorp, Inc. (Banks)	1,300	30,667
Prosperity Bancshares, Inc. (Banks)	1,040	61,381
Regions Financial Corp. (Banks)	29,640	296,696
Signature Bank* (Banks)	1,040	95,212
SunTrust Banks, Inc. (Banks)	11,180	388,952
Susquehanna Bancshares, Inc. (Banks)	3,900	51,870
SVB Financial Group* (Banks)	1,040	90,709
Synovus Financial Corp. (Banks)	17,940	59,740
TCF Financial Corp. (Banks)	3,380	51,511
Texas Capital Bancshares, Inc.* (Banks)	780	35,482
Trustmark Corp. (Banks)	1,300	35,061
U.S. Bancorp (Banks)	38,740	1,445,777
UMB Financial Corp. (Banks)	780	46,644
Umpqua Holdings Corp. (Banks)	2,340	39,406
United Bankshares, Inc. (Banks)	1,040	29,453
Valley National Bancorp (Banks)	4,160	43,056
Washington Federal, Inc. (Savings & Loans)	2,080	45,240
Webster Financial Corp. (Banks)	1,820	49,577
Wells Fargo & Co. (Banks)	103,220	4,490,069
Westamerica Bancorp (Banks)	520	24,955
Wintrust Financial Corp. (Banks)	780	31,910
Zions Bancorp (Banks)	3,900	115,596
TOTAL COMMON STOCKS (Cost $15,386,140)		22,888,692

Repurchase Agreements(a)(b) (39.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $13,961,010	$13,961,000	$13,961,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,961,000)		13,961,000
TOTAL INVESTMENT SECURITIES (Cost $29,347,140)—103.4%		36,849,692
Net other assets (liabilities)—(3.4)%		(1,214,193)
NET ASSETS—100.0%		$35,635,499

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $7,652,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$15,117,716	$(463,454)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	15,389,911	(449,380)
		$(912,834)

Banks UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Banks	$22,385,041	62.8%
Savings & Loans	503,651	1.4%
Other**	12,746,807	35.8%
Total	$35,635,499	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

148 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (63.5%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,604	$282,899
Airgas, Inc. (Chemicals)	840	86,696
Albemarle Corp. (Chemicals)	1,092	67,715
Alcoa, Inc. (Mining)	13,440	106,848
Allegheny Technologies, Inc. (Iron/Steel)	1,344	37,054
Alpha Natural Resources, Inc.* (Coal)	2,772	15,080
Arch Coal, Inc. (Coal)	2,688	10,483
Ashland, Inc. (Chemicals)	924	80,240
Avery Dennison Corp. (Household Products/Wares)	1,260	56,360
Axiall Corp. (Chemicals)	882	38,879
Cabot Corp. (Chemicals)	756	31,011
Carpenter Technology Corp. (Iron/Steel)	546	28,545
Celanese Corp.—Series A (Chemicals)	2,016	96,889
CF Industries Holdings, Inc. (Chemicals)	756	148,184
Chemtura Corp.* (Chemicals)	1,218	27,234
Cliffs Natural Resources, Inc. (Iron/Steel)	1,932	37,693
Coeur d’Alene Mines Corp.* (Mining)	1,260	16,897
Commercial Metals Co. (Iron/Steel)	1,470	22,770
Compass Minerals International, Inc. (Mining)	420	31,752
CONSOL Energy, Inc. (Coal)	2,856	88,622
Cytec Industries, Inc. (Chemicals)	546	42,533
Domtar Corp. (Forest Products & Paper)	420	29,194
E.I. du Pont de Nemours & Co. (Chemicals)	11,592	668,741
Eastman Chemical Co. (Chemicals)	1,932	155,391
FMC Corp. (Chemicals)	1,722	113,928
Freeport-McMoRan Copper & Gold, Inc. (Mining)	13,062	369,392
Fuller (H.B.) Co. (Chemicals)	630	25,295
Huntsman Corp. (Chemicals)	2,436	43,897
International Flavors & Fragrances, Inc. (Chemicals)	1,008	81,325
International Paper Co. (Forest Products & Paper)	5,586	269,860
Kaiser Aluminum Corp. (Mining)	210	13,703
LyondellBasell Industries N.V.—Class A (Chemicals)	4,788	328,983
Minerals Technologies, Inc. (Chemicals)	420	19,320
Monsanto Co. (Chemicals)	6,720	663,802
NewMarket Corp. (Chemicals)	126	34,343
Newmont Mining Corp. (Mining)	6,258	187,740
Nucor Corp. (Iron/Steel)	3,990	186,653
Olin Corp. (Chemicals)	1,008	24,595
Peabody Energy Corp. (Coal)	3,402	56,337
PolyOne Corp. (Chemicals)	1,260	36,427
Polypore International, Inc.* (Miscellaneous Manufacturing)	588	24,690
PPG Industries, Inc. (Chemicals)	1,806	289,755
Praxair, Inc. (Chemicals)	3,738	449,195
Reliance Steel & Aluminum Co. (Iron/Steel)	966	67,813
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,176	17,946
Rockwood Holdings, Inc. (Chemicals)	966	65,427
Royal Gold, Inc. (Mining)	798	41,249
RPM, Inc. (Chemicals)	1,680	59,203
Sensient Technologies Corp. (Chemicals)	630	27,726
Sigma-Aldrich Corp. (Chemicals)	1,512	126,343
Steel Dynamics, Inc. (Iron/Steel)	2,772	43,132
Stillwater Mining Co.* (Mining)	1,470	17,787
The Dow Chemical Co. (Chemicals)	15,204	532,748
The Mosaic Co. (Chemicals)	3,486	143,240
United States Steel Corp. (Iron/Steel)	1,806	31,334
W.R. Grace & Co.* (Chemicals)	882	67,755
Walter Energy, Inc. (Coal)	798	8,930
Westlake Chemical Corp. (Chemicals)	252	26,213
Worthington Industries, Inc. (Metal Fabricate/Hardware)	672	24,037
TOTAL COMMON STOCKS (Cost $2,664,546)		6,727,833

Repurchase Agreements(a)(b) (37.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $3,921,003	$3,921,000	$3,921,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,921,000)		3,921,000
TOTAL INVESTMENT SECURITIES (Cost $6,585,546)—100.6%		10,648,833
Net other assets (liabilities)—(0.6)%		(67,723)
NET ASSETS—100.0%		$10,581,110

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $2,111,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$4,697,837	$(29,314)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	4,499,949	(24,803)
		$(54,117)

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 149

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Chemicals	$4,885,933	46.2%
Coal	179,451	1.7%
Forest Products & Paper	317,000	3.0%
Household Products/Wares	56,360	0.5%
Iron/Steel	454,994	4.3%
Metal Fabricate/Hardware	24,037	0.2%
Mining	785,368	7.4%
Miscellaneous Manufacturing	24,690	0.2%
Other**	3,853,277	36.5%
Total	$10,581,110	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

150 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (53.9%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	605,955	$27,558,833
Acorda Therapeutics, Inc.* (Biotechnology)	15,920	604,482
Alexion Pharmaceuticals, Inc.* (Biotechnology)	74,625	8,673,664
Amgen, Inc. (Biotechnology)	286,560	31,031,582
Arena Pharmaceuticals, Inc.* (Biotechnology)	83,580	580,881
Biogen Idec, Inc.* (Biotechnology)	90,545	19,750,581
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	52,735	3,409,318
Celgene Corp.* (Biotechnology)	159,200	23,380,112
Charles River Laboratories International, Inc.* (Biotechnology)	18,905	860,934
Cubist Pharmaceuticals, Inc.* (Biotechnology)	24,875	1,550,459
Gilead Sciences, Inc.* (Biotechnology)	583,070	35,829,653
Illumina, Inc.* (Biotechnology)	47,760	3,812,203
Incyte Corp.* (Biotechnology)	51,740	1,211,233
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	42,785	1,234,347
Life Technologies Corp.* (Biotechnology)	65,670	4,898,982
Medivation, Inc.* (Pharmaceuticals)	28,855	1,669,839
Myriad Genetics, Inc.* (Biotechnology)	30,845	915,171
Nektar Therapeutics, Inc.* (Pharmaceuticals)	43,780	490,774
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	27,860	3,658,018
PDL BioPharma, Inc. (Biotechnology)	53,730	436,288
Pharmacyclics, Inc.* (Pharmaceuticals)	19,900	2,161,737
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	28,855	7,792,581
Seattle Genetics, Inc.* (Biotechnology)	40,795	1,653,013
Techne Corp. (Healthcare-Products)	12,935	953,827
United Therapeutics Corp.* (Biotechnology)	17,910	1,340,384
Vertex Pharmaceuticals, Inc.* (Biotechnology)	84,575	6,749,085
TOTAL COMMON STOCKS (Cost $145,928,145)		192,207,981

Repurchase Agreements(a)(b) (43.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $154,937,107	$154,937,000	$154,937,000
TOTAL REPURCHASE AGREEMENTS (Cost $154,937,000)		154,937,000
TOTAL INVESTMENT SECURITIES (Cost $300,865,145)—97.3%		347,144,981
Net other assets (liabilities)—2.7%		9,583,455
NET ASSETS—100.0%		$356,728,436

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $65,709,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$172,147,647	$3,952,312
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	168,593,788	4,065,208
		$8,017,520

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Biotechnology	$151,071,288	42.3%
Healthcare-Products	953,827	0.3%
Pharmaceuticals	40,182,866	11.3%
Other**	164,520,455	46.1%
Total	$356,728,436	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 151

Common Stocks (56.6%)

	Shares	Value
Activision Blizzard, Inc. (Software)	1,395	$25,082
Altria Group, Inc. (Agriculture)	6,603	231,501
Archer-Daniels-Midland Co. (Agriculture)	2,170	79,140
Autoliv, Inc. (Auto Parts & Equipment)	310	25,349
Avon Products, Inc. (Cosmetics/Personal Care)	1,426	32,598
B&G Foods, Inc.—Class A (Food)	186	6,480
Beam, Inc. (Beverages)	527	34,250
BorgWarner, Inc.* (Auto Parts & Equipment)	372	35,500
Briggs & Stratton Corp. (Machinery-Diversified)	155	3,139
Brown-Forman Corp.—Class B (Beverages)	496	35,965
Brunswick Corp. (Leisure Time)	310	11,703
Bunge, Ltd. (Agriculture)	496	37,701
Campbell Soup Co. (Food)	589	27,565
Carter’s, Inc. (Apparel)	155	11,055
Church & Dwight, Inc. (Household Products/Wares)	465	29,621
Clorox Co. (Household Products/Wares)	434	37,298
Coach, Inc. (Apparel)	930	49,411
Coca-Cola Co. (Beverages)	12,586	504,447
Coca-Cola Enterprises, Inc. (Beverages)	837	31,421
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,883	172,605
ConAgra Foods, Inc. (Food)	1,364	49,390
Constellation Brands, Inc.* (Beverages)	496	25,837
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	217	7,278
Crocs, Inc.* (Apparel)	279	3,814
D.R. Horton, Inc. (Home Builders)	930	18,693
Dana Holding Corp. (Auto Parts & Equipment)	496	10,838
Darling International, Inc.* (Environmental Control)	403	8,181
Dean Foods Co.* (Food)	620	6,758
Deckers Outdoor Corp.* (Apparel)	124	6,799
Delphi Automotive PLC (Auto Parts & Equipment)	961	51,624
Dr. Pepper Snapple Group, Inc. (Beverages)	682	31,877
Electronic Arts, Inc.* (Software)	992	25,912
Energizer Holdings, Inc. (Electrical Components & Equipment)	217	22,091
Fifth & Pacific Cos., Inc.* (Retail)	403	9,599
Flowers Foods, Inc. (Food)	558	12,812
Ford Motor Co. (Auto Manufacturers)	12,927	218,208
Fossil Group, Inc.* (Distribution/Wholesale)	186	20,441
General Mills, Inc. (Food)	2,108	109,616
General Motors Co.* (Auto Manufacturers)	2,542	91,182
Gentex Corp. (Electronics)	465	10,500
Genuine Parts Co. (Distribution/Wholesale)	496	40,668
Green Mountain Coffee Roasters, Inc.* (Beverages)	403	31,104
Hanesbrands, Inc. (Apparel)	310	19,673
Harley-Davidson, Inc. (Leisure Time)	744	42,237
Harman International Industries, Inc. (Home Furnishings)	217	13,135
Hasbro, Inc. (Toys/Games/Hobbies)	372	17,112
Herbalife, Ltd. (Pharmaceuticals)	341	22,336
Herman Miller, Inc. (Office Furnishings)	186	5,228
Hillshire Brands Co. (Food)	403	14,190
HNI Corp. (Office Furnishings)	155	5,908
Hormel Foods Corp. (Food)	434	18,380
Iconix Brand Group, Inc.* (Apparel)	186	6,108
Ingredion, Inc. (Food)	248	16,665
Jarden Corp.* (Household Products/Wares)	341	15,505
Johnson Controls, Inc. (Auto Parts & Equipment)	2,263	90,995
Kellogg Co. (Food)	837	55,443
Kimberly-Clark Corp. (Household Products/Wares)	1,271	125,574
Kraft Foods Group, Inc. (Food)	1,953	110,500
Lancaster Colony Corp. (Food)	62	5,148
Lear Corp. (Auto Parts & Equipment)	310	21,474
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	465	14,606
Lennar Corp.—Class A (Home Builders)	558	18,899
Leucadia National Corp. (Holding Companies-Diversified)	961	25,784
LKQ Corp.* (Distribution/Wholesale)	992	25,861
Lorillard, Inc. (Agriculture)	1,240	52,737
M.D.C. Holdings, Inc. (Home Builders)	124	3,923
Mattel, Inc. (Toys/Games/Hobbies)	1,147	48,208
McCormick & Co., Inc. (Food)	434	31,079
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	651	47,418
Michael Kors Holdings, Ltd.* (Apparel)	589	39,663
Mohawk Industries, Inc.* (Textiles)	186	22,132
Molson Coors Brewing Co.—Class B (Beverages)	527	26,382
Mondelez International, Inc.—Class A (Food)	5,859	183,210
Monster Beverage Corp.* (Beverages)	465	28,360
Newell Rubbermaid, Inc. (Housewares)	961	25,966
NIKE, Inc.—Class B (Apparel)	2,387	150,190
Nu Skin Enterprises, Inc.—Class A (Retail)	186	15,557
PepsiCo, Inc. (Beverages)	5,084	424,717
Philip Morris International, Inc. (Agriculture)	5,363	478,272
Polaris Industries, Inc. (Leisure Time)	217	24,334
Pool Corp. (Distribution/Wholesale)	155	8,181
Post Holdings, Inc.* (Food)	93	4,314
Procter & Gamble Co. (Cosmetics/Personal Care)	8,990	721,897
PulteGroup, Inc.* (Home Builders)	1,116	18,559
PVH Corp. (Retail)	279	36,770
Ralph Lauren Corp. (Apparel)	186	33,863
Reynolds American, Inc. (Agriculture)	1,054	52,099
Smithfield Foods, Inc.* (Food)	403	13,380
Snap-on, Inc. (Hand/Machine Tools)	186	17,642
Stanley Black & Decker, Inc. (Hand/Machine Tools)	527	44,594
Steven Madden, Ltd.* (Apparel)	124	6,376
Take-Two Interactive Software, Inc.* (Software)	310	5,434
Tempur-Pedic International, Inc.* (Home Furnishings)	186	7,375
Tenneco, Inc.* (Auto Parts & Equipment)	186	8,989
Tesla Motors, Inc.* (Auto Manufacturers)	248	33,301
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	775	50,879
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	806	14,911
The Hain Celestial Group, Inc.* (Food)	155	11,309
The Hershey Co. (Food)	496	47,056
The JM Smucker Co.—Class A (Food)	341	38,369
The Middleby Corp.* (Machinery-Diversified)	62	11,094
The Ryland Group, Inc. (Home Builders)	155	6,268

See accompanying notes to the financial statements.

152 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	124	$6,231
Thor Industries, Inc. (Home Builders)	155	8,378
TiVo, Inc.* (Home Furnishings)	403	4,453
Toll Brothers, Inc.* (Home Builders)	496	16,304
TreeHouse Foods, Inc.* (Food)	124	8,803
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	341	24,999
Tupperware Corp. (Household Products/Wares)	186	15,676
Tyson Foods, Inc.—Class A (Food)	930	25,687
Under Armour, Inc.*—Class A (Apparel)	248	16,648
Universal Corp. (Agriculture)	62	3,801
V.F. Corp. (Apparel)	279	54,963
Visteon Corp.* (Auto Parts & Equipment)	155	10,210
WABCO Holdings, Inc.* (Auto Parts & Equipment)	217	17,156
Whirlpool Corp. (Home Furnishings)	248	33,217
Whitewave Foods Co.* (Food)	465	8,691
Wolverine World Wide, Inc. (Apparel)	155	8,914
TOTAL COMMON STOCKS (Cost $4,998,789)		5,984,753

Repurchase Agreements(a)(b) (56.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $5,992,004	$5,992,000	$5,992,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,992,000)		5,992,000
TOTAL INVESTMENT SECURITIES (Cost $10,990,789)—113.3%		11,976,753
Net other assets (liabilities)—(13.3)%		(1,401,953)
NET ASSETS—100.0%		$10,574,800

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $2,197,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$4,844,993	$(22,757)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	5,022,834	(22,035)
		$(44,792)

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Agriculture	$935,251	8.9%
Apparel	407,477	3.9%
Auto Manufacturers	342,691	3.2%
Auto Parts & Equipment	319,323	3.0%
Beverages	1,174,358	11.1%
Cosmetics/Personal Care	977,979	9.3%
Distribution/Wholesale	95,151	0.9%
Electrical Components & Equipment	22,091	0.2%
Electronics	10,500	0.1%
Environmental Control	8,181	0.1%
Food	804,846	7.6%
Hand/Machine Tools	62,237	0.6%
Holding Companies-Diversified	25,784	0.2%
Home Builders	91,024	0.9%
Home Furnishings	58,180	0.6%
Household Products/Wares	229,906	2.2%
Housewares	25,966	0.2%
Leisure Time	78,274	0.7%
Machinery-Diversified	14,233	0.1%
Miscellaneous Manufacturing	14,606	0.1%
Office Furnishings	11,136	0.1%
Pharmaceuticals	69,754	0.7%
Retail	61,926	0.6%
Software	56,427	0.5%
Textiles	22,132	0.2%
Toys/Games/Hobbies	65,320	0.6%
Other**	4,590,047	43.4%
Total	$10,574,800	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 153

Common Stocks (57.9%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	750	$21,495
Abercrombie & Fitch Co.—Class A (Retail)	900	44,883
Acxiom Corp.* (Software)	900	23,193
Advance Auto Parts, Inc. (Retail)	750	61,868
Aeropostale, Inc.* (Retail)	900	13,617
Alaska Air Group, Inc.* (Airlines)	750	45,878
Amazon.com, Inc.* (Internet)	4,050	1,219,940
AMC Networks, Inc.*—Class A (Media)	600	40,956
American Eagle Outfitters, Inc. (Retail)	1,950	38,298
AmerisourceBergen Corp. (Pharmaceuticals)	2,550	148,589
ANN, Inc.* (Retail)	600	20,334
Apollo Group, Inc.*—Class A (Commercial Services)	1,050	19,131
Arbitron, Inc. (Commercial Services)	300	13,788
Ascena Retail Group, Inc.* (Retail)	1,350	25,772
AutoNation, Inc.* (Retail)	450	21,555
AutoZone, Inc.* (Retail)	450	201,861
Avis Budget Group, Inc.* (Commercial Services)	1,200	37,968
Bally Technologies, Inc.* (Entertainment)	450	32,256
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	600	24,474
Bed Bath & Beyond, Inc.* (Retail)	2,400	183,528
Best Buy Co., Inc. (Retail)	3,000	90,270
Big Lots, Inc.* (Retail)	600	21,678
Bob Evans Farms, Inc. (Retail)	300	15,246
Brinker International, Inc. (Retail)	750	30,113
Cabela’s, Inc.* (Retail)	450	30,888
Cablevision Systems Corp. NY—Class A (Media)	2,400	44,856
Cardinal Health, Inc. (Pharmaceuticals)	3,750	187,838
CarMax, Inc.* (Retail)	2,550	125,052
Carnival Corp.—Class A (Leisure Time)	4,950	183,298
Casey’s General Stores, Inc. (Retail)	450	29,804
CBS Corp.—Class B (Media)	6,300	332,892
Charter Communications, Inc.*—Class A (Media)	750	94,305
Chemed Corp. (Commercial Services)	150	10,589
Chico’s FAS, Inc. (Retail)	1,800	30,834
Chipotle Mexican Grill, Inc.* (Retail)	300	123,681
Choice Hotels International, Inc. (Lodging)	300	12,471
Cinemark Holdings, Inc. (Entertainment)	1,200	34,944
Comcast Corp.—Class A (Media)	29,400	1,325,351
Copart, Inc.* (Retail)	1,200	39,012
Costco Wholesale Corp. (Retail)	4,950	580,586
Cracker Barrel Old Country Store, Inc. (Retail)	300	29,370
CST Brands, Inc.* (Retail)	600	19,566
CVS Caremark Corp. (Retail)	13,650	839,338
Darden Restaurants, Inc. (Retail)	1,500	73,575
Delta Air Lines, Inc.* (Airlines)	9,450	200,623
DeVry, Inc. (Commercial Services)	600	18,048
Dick’s Sporting Goods, Inc. (Retail)	1,050	53,981
Dillards, Inc.—Class A (Retail)	300	25,329
DIRECTV*—Class A (Media)	6,300	398,601
Discovery Communications, Inc.*—Class A (Media)	2,700	215,244
DISH Network Corp.—Class A (Media)	2,250	100,463
Dolby Laboratories, Inc.—Class A (Entertainment)	600	19,734
Dollar General Corp.* (Retail)	3,300	180,410
Dollar Tree, Inc.* (Retail)	2,550	136,808
Domino’s Pizza, Inc. (Retail)	600	37,548
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	750	18,570
DSW, Inc.—Class A (Retail)	300	22,737
Dun & Bradstreet Corp. (Software)	450	46,634
Dunkin’ Brands Group, Inc. (Retail)	750	32,400
eBay, Inc.* (Internet)	13,050	674,555
Expedia, Inc. (Internet)	1,050	49,487
Express, Inc.* (Retail)	900	20,295
FactSet Research Systems, Inc. (Media)	450	49,131
Family Dollar Stores, Inc. (Retail)	1,050	72,198
Foot Locker, Inc. (Retail)	1,650	59,615
GameStop Corp.—Class A (Retail)	1,350	66,231
Gannett Co., Inc. (Media)	2,550	65,688
Genesco, Inc.* (Retail)	300	21,114
GNC Holdings, Inc.—Class A (Retail)	750	39,585
Group 1 Automotive, Inc. (Retail)	300	21,837
GUESS?, Inc. (Retail)	750	25,260
H & R Block, Inc. (Commercial Services)	3,000	94,290
Harris Teeter Supermarkets, Inc. (Food)	600	29,508
Hertz Global Holdings, Inc.* (Commercial Services)	4,500	115,245
Hillenbrand, Inc. (Miscellaneous Manufacturing)	750	18,593
HSN, Inc. (Retail)	450	27,027
Hyatt Hotels Corp.*—Class A (Lodging)	600	27,150
IHS, Inc.*—Class A (Computers)	600	65,868
International Game Technology (Entertainment)	2,850	52,639
J.C. Penney Co., Inc.* (Retail)	1,650	24,090
Jack in the Box, Inc.* (Retail)	450	18,041
JetBlue Airways Corp.* (Airlines)	2,550	16,677
John Wiley & Sons, Inc. (Media)	450	20,309
Kar Auction Services, Inc. (Commercial Services)	900	22,896
Kohls Corp. (Retail)	2,250	119,205
Kroger Co. (Food)	5,850	229,730
L Brands, Inc. (Retail)	2,700	150,579
Lamar Advertising Co.*—Class A (Advertising)	600	25,998
Las Vegas Sands Corp. (Lodging)	3,900	216,723
Liberty Global PLC*—Class A (Media)	4,050	328,535
Liberty Media Corp.* (Media)	1,200	172,476
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,550	135,753
Liberty Ventures* (Internet)	450	40,374
Life Time Fitness, Inc.* (Leisure Time)	450	23,981
Live Nation, Inc.* (Commercial Services)	1,650	27,027
Lowe’s Cos., Inc. (Retail)	12,000	534,959
Lumber Liquidators Holdings, Inc.* (Retail)	300	29,046
Macy’s, Inc. (Retail)	4,350	210,279
Madison Square Garden, Inc.*—Class A (Entertainment)	750	44,228
Marriott International, Inc.—Class A (Lodging)	2,700	112,245
Marriott Vacations Worldwide Corp.* (Entertainment)	300	13,200
McDonald’s Corp. (Retail)	11,250	1,103,399
McKesson Corp. (Pharmaceuticals)	2,550	312,782
Meredith Corp. (Media)	450	21,384
MGM Resorts International* (Lodging)	4,200	68,502
Morningstar, Inc. (Commercial Services)	300	22,866
Neilsen Holdings N.V. (Media)	2,400	80,208

See accompanying notes to the financial statements.

154 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Netflix, Inc.* (Internet)	600	$146,532
News Corp.*—Class A (Media)	5,550	88,412
Nordstrom, Inc. (Retail)	1,650	101,046
Omnicare, Inc. (Pharmaceuticals)	1,200	63,348
Omnicom Group, Inc. (Advertising)	2,850	183,170
OpenTable, Inc.* (Internet)	300	19,104
O’Reilly Automotive, Inc.* (Retail)	1,200	150,312
Panera Bread Co.*—Class A (Retail)	300	50,115
Papa John’s International, Inc.* (Retail)	150	10,029
Penn National Gaming, Inc.* (Entertainment)	750	37,493
PetSmart, Inc. (Retail)	1,200	87,864
Pier 1 Imports, Inc. (Retail)	1,200	28,200
Priceline.com, Inc.* (Internet)	600	525,402
Regal Entertainment Group—Class A (Entertainment)	900	16,965
Rent-A-Center, Inc. (Commercial Services)	600	23,994
Rite Aid Corp.* (Retail)	7,950	23,850
Rollins, Inc. (Commercial Services)	750	19,125
Ross Stores, Inc. (Retail)	2,400	161,928
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,650	62,849
Safeway, Inc. (Food)	2,700	69,633
Saks, Inc.* (Retail)	1,050	16,821
Sally Beauty Holdings, Inc.* (Retail)	1,650	50,342
Scripps Networks Interactive—Class A (Media)	900	63,693
Sears Holdings Corp. (Retail)	450	20,610
Service Corp. International (Commercial Services)	2,400	45,528
Shutterfly, Inc.* (Internet)	300	16,077
Signet Jewelers, Ltd. (Retail)	900	65,799
Sirius XM Radio, Inc. (Media)	34,950	130,364
Six Flags Entertainment Corp. (Entertainment)	1,200	44,148
Sotheby’s—Class A (Commercial Services)	750	33,750
Southwest Airlines Co. (Airlines)	8,100	112,022
Staples, Inc. (Retail)	7,350	125,097
Starbucks Corp. (Retail)	8,400	598,415
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,100	138,915
Starz-Liberty Capital* (Media)	1,200	27,084
Sysco Corp. (Food)	6,600	227,766
Target Corp. (Retail)	7,200	512,999
The Buckle, Inc. (Retail)	300	16,794
The Cheesecake Factory, Inc. (Retail)	600	25,464
The Children’s Place Retail Stores, Inc.* (Retail)	300	16,212
The Fresh Market, Inc.* (Food)	450	23,751
The Gap, Inc. (Retail)	3,300	151,470
The Home Depot, Inc. (Retail)	16,350	1,292,140
The Interpublic Group of Cos., Inc. (Advertising)	4,800	78,960
The Men’s Wearhouse, Inc. (Retail)	600	23,958
The New York Times Co.*—Class A (Media)	1,350	16,443
The Wendy’s Co. (Retail)	3,150	22,397
Tiffany & Co. (Retail)	1,350	107,339
Time Warner Cable, Inc. (Media)	3,300	376,431
Time Warner, Inc. (Media)	10,350	644,391
TJX Cos., Inc. (Retail)	8,100	421,523
Tractor Supply Co. (Retail)	750	90,848
TripAdvisor, Inc.* (Internet)	1,200	90,024
Twenty-First Century Fox, Inc.—Class A (Media)	22,200	663,335
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	600	60,540
United Continental Holdings, Inc.* (Airlines)	3,750	130,688
United Natural Foods, Inc.* (Food)	600	35,160
Urban Outfitters, Inc.* (Retail)	1,200	51,072
US Airways Group, Inc.* (Airlines)	1,950	37,733
Vail Resorts, Inc. (Entertainment)	450	30,141
ValueClick, Inc.* (Internet)	750	18,330
VCA Antech, Inc.* (Pharmaceuticals)	1,050	30,198
Viacom, Inc.—Class B (Media)	4,950	360,212
Vitamin Shoppe, Inc.* (Retail)	300	14,409
Walgreen Co. (Retail)	9,600	482,400
Wal-Mart Stores, Inc. (Retail)	18,300	1,426,301
Walt Disney Co. (Media)	20,100	1,299,464
Washington Post Co.—Class B (Media)	150	80,604
Weight Watchers International, Inc. (Commercial Services)	300	14,235
Whole Foods Market, Inc. (Food)	3,900	216,762
Williams-Sonoma, Inc. (Retail)	900	52,974
WMS Industries, Inc.* (Leisure Time)	600	15,450
Wyndham Worldwide Corp. (Lodging)	1,500	93,450
Wynn Resorts, Ltd. (Lodging)	900	119,817
YUM! Brands, Inc. (Retail)	4,950	360,954
TOTAL COMMON STOCKS (Cost $22,721,643)		26,864,054

Repurchase Agreements(a)(b) (43.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $20,139,014	$20,139,000	$20,139,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,139,000)		20,139,000
TOTAL INVESTMENT SECURITIES (Cost $42,860,643)—101.4%		47,003,054
Net other assets (liabilities)—(1.4)%		(654,847)
NET ASSETS—100.0%		$46,348,207

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $9,044,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 155

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$21,490,280	$11,455
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	21,313,448	16,635
		$28,090

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$288,128	0.6%
Airlines	543,621	1.2%
Commercial Services	539,975	1.2%
Computers	65,868	0.1%
Distribution/Wholesale	24,474	0.1%
Entertainment	344,318	0.7%
Food	832,309	1.8%
Internet	2,935,577	6.3%
Leisure Time	285,578	0.6%
Lodging	789,273	1.7%
Media	7,040,833	15.2%
Miscellaneous Manufacturing	18,593	NM
Pharmaceuticals	742,755	1.6%
Retail	12,342,925	26.6%
Software	69,827	0.2%
Other**	19,484,153	42.1%
Total	$46,348,207	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

156 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (60.3%)

	Shares	Value
ACE, Ltd. (Insurance)	1,368	$125,008
Affiliated Managers Group, Inc.* (Diversified Financial Services)	171	30,840
AFLAC, Inc. (Insurance)	2,052	126,567
Alexander & Baldwin, Inc.* (Real Estate)	171	7,574
Alexandria Real Estate Equities, Inc. (REIT)	342	23,427
Allied World Assurance Co. Holdings, Ltd. (Insurance)	171	16,185
Allstate Corp. (Insurance)	2,052	104,611
American Campus Communities, Inc. (REIT)	513	19,704
American Capital Agency Corp. (REIT)	1,710	38,526
American Express Co. (Diversified Financial Services)	4,104	302,752
American Financial Group, Inc. (Insurance)	342	17,678
American International Group, Inc.* (Insurance)	6,327	287,942
American Realty Capital Properties, Inc. (REIT)	855	12,355
American Tower Corp. (REIT)	1,710	121,051
Ameriprise Financial, Inc. (Diversified Financial Services)	855	76,095
Annaly Mortgage Management, Inc. (REIT)	3,933	46,881
Aon PLC (Insurance)	1,368	92,340
Apartment Investment and Management Co.—Class A (REIT)	684	20,096
Arch Capital Group, Ltd.* (Insurance)	513	27,779
Argo Group International Holdings, Ltd. (Insurance)	171	7,635
ARMOUR Residential REIT, Inc. (REIT)	1,539	6,864
Arthur J. Gallagher & Co. (Insurance)	513	22,767
Aspen Insurance Holdings, Ltd. (Insurance)	342	12,822
Associated Banc-Corp. (Banks)	684	11,587
Assurant, Inc. (Insurance)	342	18,523
Assured Guaranty, Ltd. (Insurance)	855	18,502
AvalonBay Communities, Inc. (REIT)	513	69,429
Axis Capital Holdings, Ltd. (Insurance)	513	22,346
BancorpSouth, Inc. (Banks)	342	6,720
Bank of America Corp. (Banks)	45,657	666,592
Bank of Hawaii Corp. (Banks)	171	9,514
Bank of New York Mellon Corp. (Banks)	4,959	155,961
BB&T Corp. (Banks)	2,907	103,751
Berkshire Hathaway, Inc.*—Class B (Insurance)	7,695	891,621
BioMed Realty Trust, Inc. (REIT)	855	17,664
BlackRock, Inc. (Diversified Financial Services)	513	144,645
BOK Financial Corp. (Banks)	171	11,404
Boston Properties, Inc. (REIT)	684	73,154
Brandywine Realty Trust (REIT)	684	9,535
BRE Properties, Inc.—Class A (REIT)	342	18,147
Brown & Brown, Inc. (Insurance)	513	16,924
Camden Property Trust (REIT)	342	24,125
Capital One Financial Corp. (Banks)	2,394	165,234
CapitalSource, Inc. (Banks)	855	10,346
Capitol Federal Financial, Inc. (Savings & Loans)	513	6,469
Cash America International, Inc. (Retail)	171	7,182
Cathay Bancorp, Inc. (Banks)	342	8,126
CBL & Associates Properties, Inc. (REIT)	684	15,575
CBOE Holdings, Inc. (Diversified Financial Services)	342	17,134
CBRE Group, Inc.*—Class A (Real Estate)	1,368	31,696
Chimera Investment Corp. (REIT)	4,275	12,740
Cincinnati Financial Corp. (Insurance)	684	33,516
CIT Group, Inc.* (Banks)	855	42,844
Citigroup, Inc. (Banks)	12,825	668,696
City National Corp. (Banks)	171	11,890
CME Group, Inc. (Diversified Financial Services)	1,368	101,205
CNO Financial Group, Inc. (Insurance)	1,026	14,651
Colonial Properties Trust (REIT)	342	8,280
Comerica, Inc. (Banks)	855	36,372
Commerce Bancshares, Inc. (Banks)	342	15,605
CommonWealth REIT (REIT)	513	11,835
Corporate Office Properties Trust (REIT)	342	8,714
Corrections Corp. of America (REIT)	513	16,955
CubeSmart (REIT)	513	8,311
Cullen/Frost Bankers, Inc. (Banks)	171	12,319
CYS Investments, Inc. (REIT)	684	5,677
DCT Industrial Trust, Inc. (REIT)	1,197	8,989
DDR Corp. (REIT)	1,026	17,523
DiamondRock Hospitality Co. (REIT)	855	8,294
Digital Realty Trust, Inc. (REIT)	513	28,364
Discover Financial Services (Diversified Financial Services)	2,052	101,595
Douglas Emmett, Inc. (REIT)	513	12,830
Duke Realty Corp. (REIT)	1,368	22,531
DuPont Fabros Technology, Inc. (REIT)	342	7,835
E*TRADE Financial Corp.* (Diversified Financial Services)	1,197	17,836
East West Bancorp, Inc. (Banks)	513	15,816
EastGroup Properties, Inc. (REIT)	171	10,578
Eaton Vance Corp. (Diversified Financial Services)	513	20,761
Endurance Specialty Holdings, Ltd. (Insurance)	171	9,000
EPR Properties (REIT)	171	8,615
Equifax, Inc. (Commercial Services)	513	32,437
Equity Lifestyle Properties, Inc. (REIT)	342	13,164
Equity Residential (REIT)	1,368	76,608
Erie Indemnity Co.—Class A (Insurance)	171	13,743
Essex Property Trust, Inc. (REIT)	171	27,581
Everest Re Group, Ltd. (Insurance)	171	22,834
Extra Space Storage, Inc. (REIT)	513	21,572
F.N.B. Corp. (Banks)	684	8,646
Federal Realty Investment Trust (REIT)	342	36,023
Federated Investors, Inc.—Class B (Diversified Financial Services)	342	9,928
Fidelity National Title Group, Inc.—Class A (Insurance)	855	20,930
Fifth Third Bancorp (Banks)	3,762	72,343
First American Financial Corp. (Insurance)	513	11,660
First Financial Bankshares, Inc. (Banks)	171	10,542
First Horizon National Corp. (Banks)	1,027	12,660
First Niagara Financial Group, Inc. (Savings & Loans)	1,539	16,452
First Republic Bank (Banks)	342	14,771
FirstMerit Corp. (Banks)	684	15,335
Forest City Enterprises, Inc.*—Class A (Real Estate)	684	11,984
Franklin Resources, Inc. (Diversified Financial Services)	1,539	75,226
Franklin Street Properties Corp. (REIT)	342	4,552
Fulton Financial Corp. (Banks)	855	10,764

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 157

Common Stocks, continued

	Shares	Value
General Growth Properties, Inc. (REIT)	1,881	$39,011
Genworth Financial, Inc.*—Class A (Insurance)	2,052	26,655
Glacier Bancorp, Inc. (Banks)	342	8,324
Greenhill & Co., Inc. (Diversified Financial Services)	171	8,608
Hancock Holding Co. (Banks)	342	11,204
Hanover Insurance Group, Inc. (Insurance)	171	9,205
Hartford Financial Services Group, Inc. (Insurance)	1,881	58,048
Hatteras Financial Corp. (REIT)	342	6,871
HCC Insurance Holdings, Inc. (Insurance)	342	15,229
HCP, Inc. (REIT)	1,881	82,518
Health Care REIT, Inc. (REIT)	1,197	77,195
Healthcare Realty Trust, Inc. (REIT)	342	8,793
Highwoods Properties, Inc. (REIT)	342	12,408
Home Properties, Inc. (REIT)	171	10,912
Hospitality Properties Trust (REIT)	513	14,615
Host Hotels & Resorts, Inc. (REIT)	3,078	54,973
Hudson City Bancorp, Inc. (Savings & Loans)	2,052	19,617
Huntington Bancshares, Inc. (Banks)	3,591	30,703
IBERIABANK Corp. (Banks)	171	10,055
IntercontinentalExchange, Inc.* (Diversified Financial Services)	342	62,398
International Bancshares Corp. (Banks)	171	4,140
Invesco Mortgage Capital, Inc. (REIT)	513	8,429
Invesco, Ltd. (Diversified Financial Services)	1,881	60,549
J.P. Morgan Chase & Co. (Banks)	16,074	895,804
Janus Capital Group, Inc. (Diversified Financial Services)	855	8,011
Jones Lang LaSalle, Inc. (Real Estate)	171	15,566
Kemper Corp. (Insurance)	171	5,976
KeyCorp (Banks)	3,933	48,337
Kilroy Realty Corp. (REIT)	342	17,900
Kimco Realty Corp. (REIT)	1,710	38,561
LaSalle Hotel Properties (REIT)	342	9,213
Legg Mason, Inc. (Diversified Financial Services)	513	17,642
Lexington Realty Trust (REIT)	855	10,722
Liberty Property Trust (REIT)	513	19,602
Lincoln National Corp. (Insurance)	1,197	49,879
Loews Corp. (Insurance)	1,368	62,312
M&T Bank Corp. (Banks)	513	59,949
Mack-Cali Realty Corp. (REIT)	342	8,229
Marsh & McLennan Cos., Inc. (Insurance)	2,394	100,237
MasterCard, Inc.—Class A (Commercial Services)	513	313,243
MB Financial, Inc. (Banks)	171	4,921
MBIA, Inc.* (Insurance)	513	6,926
McGraw Hill Financial, Inc. (Commercial Services)	1,197	74,046
Medical Properties Trust, Inc. (REIT)	684	9,986
Mercury General Corp. (Insurance)	171	7,558
MetLife, Inc. (Insurance)	4,617	223,555
MFA Financial, Inc. (REIT)	1,539	12,281
MGIC Investment Corp.* (Insurance)	1,368	10,452
Mid-America Apartment Communities, Inc. (REIT)	171	11,551
Montpelier Re Holdings, Ltd. (Insurance)	171	4,619
Moody’s Corp. (Commercial Services)	855	57,943
Morgan Stanley Dean Witter & Co. (Banks)	5,814	158,199
MSCI, Inc.*—Class A (Software)	513	17,981
NASDAQ Stock Market, Inc. (Diversified Financial Services)	513	16,621
National Penn Bancshares, Inc. (Banks)	513	5,535
National Retail Properties, Inc. (REIT)	513	17,950
New York Community Bancorp (Savings & Loans)	1,881	28,535
Northern Trust Corp. (Banks)	855	50,052
NYSE Euronext (Diversified Financial Services)	1,026	43,256
Ocwen Financial Corp.* (Diversified Financial Services)	513	24,429
Old National Bancorp (Banks)	513	7,392
Old Republic International Corp. (Insurance)	1,026	14,826
OMEGA Healthcare Investors, Inc. (REIT)	513	16,329
PartnerRe, Ltd. (Insurance)	171	15,311
People’s United Financial, Inc. (Savings & Loans)	1,368	20,520
Piedmont Office Realty Trust, Inc.—Class A (REIT)	684	12,374
Platinum Underwriters Holdings, Ltd. (Insurance)	171	9,933
Plum Creek Timber Co., Inc. (REIT)	684	33,366
PNC Financial Services Group (Banks)	2,223	169,059
Popular, Inc.* (Banks)	513	16,878
Post Properties, Inc. (REIT)	171	7,955
Potlatch Corp. (REIT)	171	7,529
Principal Financial Group, Inc. (Insurance)	1,197	51,902
PrivateBancorp, Inc. (Banks)	342	8,068
ProAssurance Corp. (Insurance)	342	18,307
Progressive Corp. (Insurance)	2,394	62,268
Prologis, Inc. (REIT)	2,052	78,715
Prosperity Bancshares, Inc. (Banks)	171	10,092
Protective Life Corp. (Insurance)	342	14,819
Prudential Financial, Inc. (Insurance)	2,052	162,046
Public Storage, Inc. (REIT)	684	108,905
Radian Group, Inc. (Insurance)	684	9,610
Raymond James Financial Corp. (Diversified Financial Services)	513	22,608
Rayonier, Inc. (REIT)	513	29,980
Realogy Holdings Corp.* (Real Estate)	684	30,752
Realty Income Corp. (REIT)	855	37,116
Redwood Trust, Inc. (REIT)	342	5,793
Regency Centers Corp. (REIT)	342	18,034
Regions Financial Corp. (Banks)	5,985	59,910
Reinsurance Group of America, Inc. (Insurance)	342	23,287
RenaissanceRe Holdings (Insurance)	171	14,872
RLJ Lodging Trust (REIT)	513	12,425
Ryman Hospitality Properties, Inc. (REIT)	171	6,370
SEI Investments Co. (Commercial Services)	513	16,216
Selective Insurance Group, Inc. (Insurance)	171	4,181
Senior Housing Properties Trust (REIT)	855	21,503
Signature Bank* (Banks)	171	15,655
Simon Property Group, Inc. (REIT)	1,368	218,961
SL Green Realty Corp. (REIT)	342	31,002
SLM Corp. (Diversified Financial Services)	1,881	46,480
Sovran Self Storage, Inc. (REIT)	171	11,816
St. Joe Co.* (Real Estate)	342	7,757
StanCorp Financial Group, Inc. (Insurance)	171	9,078
Starwood Property Trust, Inc. (REIT)	684	17,374
State Street Corp. (Banks)	1,881	131,049
Stifel Financial Corp.* (Diversified Financial Services)	171	6,438
Sunstone Hotel Investors, Inc.* (REIT)	684	8,851

See accompanying notes to the financial statements.

158 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
SunTrust Banks, Inc. (Banks)	2,223	$77,338
Susquehanna Bancshares, Inc. (Banks)	855	11,372
SVB Financial Group* (Banks)	171	14,915
Synovus Financial Corp. (Banks)	3,762	12,527
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,026	77,196
Tanger Factory Outlet Centers, Inc. (REIT)	342	11,091
Taubman Centers, Inc. (REIT)	342	25,041
TCF Financial Corp. (Banks)	684	10,424
TD Ameritrade Holding Corp. (Diversified Financial Services)	1,026	27,733
Texas Capital Bancshares, Inc.* (Banks)	171	7,779
The Charles Schwab Corp. (Diversified Financial Services)	4,617	101,990
The Chubb Corp. (Insurance)	1,026	88,749
The Geo Group, Inc. (REIT)	342	11,874
The Goldman Sachs Group, Inc. (Banks)	1,881	308,540
The Howard Hughes Corp.* (Real Estate)	171	18,675
The Macerich Co. (REIT)	513	31,832
The Travelers Cos., Inc. (Insurance)	1,539	128,583
Torchmark Corp. (Insurance)	342	24,309
Trustmark Corp. (Banks)	342	9,224
Two Harbors Investment Corp. (REIT)	1,539	15,436
U.S. Bancorp (Banks)	7,866	293,559
UDR, Inc. (REIT)	1,026	25,691
UMB Financial Corp. (Banks)	171	10,226
Umpqua Holdings Corp. (Banks)	513	8,639
United Bankshares, Inc. (Banks)	171	4,843
UnumProvident Corp. (Insurance)	1,197	37,873
Validus Holdings, Ltd. (Insurance)	342	12,117
Valley National Bancorp (Banks)	855	8,849
Ventas, Inc. (REIT)	1,197	78,691
Visa, Inc.—Class A (Commercial Services)	2,223	393,493
Vornado Realty Trust (REIT)	684	58,010
W.R. Berkley Corp. (Insurance)	513	21,736
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	342	17,463
Washington Federal, Inc. (Savings & Loans)	513	11,158
Washington REIT (REIT)	342	9,193
Webster Financial Corp. (Banks)	342	9,316
Weingarten Realty Investors (REIT)	513	16,067
Wells Fargo & Co. (Banks)	20,862	907,497
Westamerica Bancorp (Banks)	171	8,206
Western Union Co. (Commercial Services)	2,394	42,996
Weyerhaeuser Co. (REIT)	2,565	72,846
Willis Group Holdings PLC (Insurance)	684	29,275
Wintrust Financial Corp. (Banks)	171	6,996
WP Carey, Inc. (Real Estate)	171	12,076
XL Group PLC (Insurance)	1,197	37,527
Zions Bancorp (Banks)	855	25,342
TOTAL COMMON STOCKS (Cost $9,970,917)		13,885,401

Repurchase Agreements(a)(b) (41.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $9,501,007	$9,501,000	$9,501,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,501,000)		9,501,000
TOTAL INVESTMENT SECURITIES (Cost $19,471,917)—101.5%		23,386,401
Net other assets (liabilities)—(1.5)%		(339,455)
NET ASSETS—100.0%		$23,046,946

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $4,639,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$9,939,560	$(196,802)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	10,715,718	(201,795)
		$(398,597)

Financials UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Banks	$5,538,756	24.1%
Commercial Services	930,375	4.0%
Diversified Financial Services	1,439,439	6.2%
Insurance	3,306,844	14.4%
Real Estate	136,080	0.6%
REIT	2,405,994	10.5%
Retail	7,182	NM
Savings & Loans	102,750	0.4%
Software	17,981	0.1%
Other**	9,161,545	39.7%
Total	$23,046,946	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 159

Common Stocks (54.7%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	12,276	$449,670
AbbVie, Inc. (Pharmaceuticals)	12,408	564,316
Acorda Therapeutics, Inc.* (Biotechnology)	264	10,024
Actavis, Inc.* (Pharmaceuticals)	1,056	141,789
Aetna, Inc. (Healthcare-Services)	3,036	194,820
Alere, Inc.* (Healthcare-Products)	660	22,044
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,584	184,108
Align Technology, Inc.* (Healthcare-Products)	528	22,725
Alkermes PLC* (Pharmaceuticals)	1,056	35,460
Allergan, Inc. (Pharmaceuticals)	2,376	216,501
Amgen, Inc. (Biotechnology)	5,940	643,243
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,716	11,926
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,452	26,978
Bard (C.R.), Inc. (Healthcare-Products)	528	60,509
Baxter International, Inc. (Healthcare-Products)	4,224	308,521
Becton, Dickinson & Co. (Healthcare-Products)	1,584	164,292
Biogen Idec, Inc.* (Biotechnology)	1,848	403,104
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,056	68,270
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	132	16,103
Boston Scientific Corp.* (Healthcare-Products)	10,560	115,315
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,936	559,353
Brookdale Senior Living, Inc.* (Healthcare-Services)	792	23,063
CareFusion Corp.* (Healthcare-Products)	1,716	66,186
Celgene Corp.* (Biotechnology)	3,300	484,638
Centene Corp.* (Healthcare-Services)	396	21,966
Cepheid, Inc.* (Healthcare-Products)	528	18,411
Charles River Laboratories International, Inc.* (Biotechnology)	396	18,034
CIGNA Corp. (Healthcare-Services)	2,244	174,651
Community Health Systems, Inc. (Healthcare-Services)	792	36,480
Covance, Inc.* (Healthcare-Services)	396	32,670
Covidien PLC (Healthcare-Products)	3,696	227,784
Cubist Pharmaceuticals, Inc.* (Biotechnology)	528	32,910
DaVita, Inc.* (Healthcare-Services)	660	76,831
DENTSPLY International, Inc. (Healthcare-Products)	1,188	50,941
Edwards Lifesciences Corp.* (Healthcare-Products)	924	65,955
Eli Lilly & Co. (Pharmaceuticals)	7,788	413,621
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	924	35,537
Express Scripts Holding Co.* (Pharmaceuticals)	6,468	423,977
Forest Laboratories, Inc.* (Pharmaceuticals)	1,848	80,499
Gilead Sciences, Inc.* (Biotechnology)	12,012	738,136
Haemonetics Corp.* (Healthcare-Products)	396	16,719
HCA Holdings, Inc. (Healthcare-Services)	1,980	77,220
Health Management Associates, Inc.*—Class A (Healthcare-Services)	1,980	26,690
Health Net, Inc.* (Healthcare-Services)	660	20,242
Healthcare Services Group, Inc. (Commercial Services)	528	12,994
HealthSouth Corp. (Healthcare-Services)	660	21,490
Henry Schein, Inc.* (Healthcare-Products)	660	68,528
Hill-Rom Holdings, Inc. (Healthcare-Products)	528	19,573
HMS Holdings Corp.* (Commercial Services)	660	15,965
Hologic, Inc.* (Healthcare-Products)	2,112	47,942
Hospira, Inc.* (Healthcare-Products)	1,320	53,724
Humana, Inc. (Healthcare-Services)	1,188	108,417
IDEXX Laboratories, Inc.* (Healthcare-Products)	396	38,804
Illumina, Inc.* (Biotechnology)	924	73,754
Impax Laboratories, Inc.* (Pharmaceuticals)	528	10,951
Incyte Corp.* (Biotechnology)	1,056	24,721
Intuitive Surgical, Inc.* (Healthcare-Products)	264	102,432
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	924	26,657
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	396	29,902
Johnson & Johnson (Pharmaceuticals)	22,044	2,061,115
Laboratory Corp. of America Holdings* (Healthcare-Services)	792	76,618
Life Technologies Corp.* (Biotechnology)	1,320	98,472
LifePoint Hospitals, Inc.* (Healthcare-Services)	396	19,467
Magellan Health Services, Inc.* (Healthcare-Services)	264	15,088
Mallinckrodt PLC* (Pharmaceuticals)	528	24,230
Masimo Corp. (Healthcare-Products)	396	9,223
Medivation, Inc.* (Pharmaceuticals)	528	30,555
Mednax, Inc.* (Healthcare-Services)	396	38,578
Medtronic, Inc. (Healthcare-Products)	7,920	437,502
Merck & Co., Inc. (Pharmaceuticals)	23,760	1,144,519
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,036	101,888
Myriad Genetics, Inc.* (Biotechnology)	660	19,582
Nektar Therapeutics, Inc.* (Pharmaceuticals)	924	10,358
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	528	69,326
Owens & Minor, Inc. (Distribution/Wholesale)	528	18,987
PAREXEL International Corp.* (Commercial Services)	396	19,583
Patterson Cos., Inc. (Healthcare-Products)	660	26,987
PDL BioPharma, Inc. (Biotechnology)	1,056	8,575
Perrigo Co. (Pharmaceuticals)	660	82,097
Pfizer, Inc. (Pharmaceuticals)	52,404	1,531,770
Pharmacyclics, Inc.* (Pharmaceuticals)	396	43,017
Quest Diagnostics, Inc. (Healthcare-Services)	1,188	69,272
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	396	26,461
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	660	178,240
ResMed, Inc. (Healthcare-Products)	1,056	50,318
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	396	29,264
Seattle Genetics, Inc.* (Biotechnology)	792	32,092
Sirona Dental Systems, Inc.* (Healthcare-Products)	396	27,958
St. Jude Medical, Inc. (Healthcare-Products)	2,244	117,563
STERIS Corp. (Healthcare-Products)	528	23,771
Stryker Corp. (Healthcare-Products)	2,244	158,112
Techne Corp. (Healthcare-Products)	264	19,467
Teleflex, Inc. (Healthcare-Products)	264	20,970
Tenet Healthcare Corp.* (Healthcare-Services)	792	35,363
The Cooper Cos., Inc. (Healthcare-Products)	396	50,431
Theravance, Inc.* (Pharmaceuticals)	528	20,360
Thermo Fisher Scientific, Inc. (Electronics)	2,772	252,557
Thoratec Corp.* (Healthcare-Products)	396	12,985
United Therapeutics Corp.* (Biotechnology)	396	29,637
UnitedHealth Group, Inc. (Healthcare-Services)	8,052	586,587
Universal Health Services, Inc.—Class B (Healthcare-Services)	660	46,167
Varian Medical Systems, Inc.* (Healthcare-Products)	792	57,420
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,716	136,937
ViroPharma, Inc.* (Pharmaceuticals)	528	18,121

See accompanying notes to the financial statements.

160 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
VIVUS, Inc.* (Pharmaceuticals)	792	$11,730
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,320	28,129
Waters Corp.* (Electronics)	660	66,620
WellCare Health Plans, Inc.* (Healthcare-Services)	396	24,168
WellPoint, Inc. (Healthcare-Services)	2,376	203,291
West Pharmaceutical Services, Inc. (Healthcare-Products)	264	19,473
Zimmer Holdings, Inc. (Healthcare-Products)	1,320	110,194
Zoetis, Inc. (Pharmaceuticals)	3,960	118,048
TOTAL COMMON STOCKS (Cost $11,967,733)		16,507,329

Repurchase Agreements(a)(b) (42.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $12,793,009	$12,793,000	$12,793,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,793,000)		12,793,000
TOTAL INVESTMENT SECURITIES (Cost $24,760,733)—97.2%		29,300,329
Net other assets (liabilities)—2.8%		832,115
NET ASSETS—100.0%		$30,132,444

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $5,870,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$14,502,517	$115,370
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	14,179,022	101,360
		$216,730

Health Care UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Biotechnology	$3,171,214	10.5%
Commercial Services	48,542	0.2%
Distribution/Wholesale	18,987	0.1%
Electronics	319,177	1.1%
Healthcare-Products	2,612,779	8.7%
Healthcare-Services	1,929,139	6.4%
Pharmaceuticals	8,407,491	27.7%
Other**	13,625,115	45.3%
Total	$30,132,444	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 161

Common Stocks (55.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,905	$341,135
ABM Industries, Inc. (Commercial Services)	249	6,449
Acacia Research Corp. (Commercial Services)	249	5,682
Accenture PLC—Class A (Computers)	2,905	214,418
Actuant Corp.—Class A (Miscellaneous Manufacturing)	332	11,723
Acuity Brands, Inc. (Electrical Components & Equipment)	166	14,359
Advisory Board Co.* (Commercial Services)	166	9,743
Aecom Technology Corp.* (Engineering & Construction)	498	16,882
AGCO Corp. (Machinery-Diversified)	415	23,344
Agilent Technologies, Inc. (Electronics)	1,577	70,539
Air Lease Corp. (Diversified Financial Services)	332	9,256
Alliance Data Systems Corp.* (Commercial Services)	249	49,247
Alliant Techsystems, Inc. (Aerospace/Defense)	166	15,455
Ametek, Inc. (Electrical Components & Equipment)	1,079	49,936
Amphenol Corp.—Class A (Electronics)	747	58,684
Anixter International, Inc.* (Telecommunications)	83	6,892
Applied Industrial Technologies, Inc. (Machinery-Diversified)	166	8,659
AptarGroup, Inc. (Miscellaneous Manufacturing)	332	19,385
Arrow Electronics, Inc.* (Distribution/Wholesale)	498	22,734
Automatic Data Processing, Inc. (Commercial Services)	2,158	155,570
Avnet, Inc.* (Electronics)	581	21,886
Babcock & Wilcox Co. (Machinery-Diversified)	498	15,209
Ball Corp. (Packaging & Containers)	664	29,741
BE Aerospace, Inc.* (Aerospace/Defense)	498	34,716
Belden, Inc. (Electrical Components & Equipment)	166	9,729
Bemis Co., Inc. (Packaging & Containers)	498	20,513
Benchmark Electronics, Inc.* (Electronics)	249	5,508
Boeing Co. (Aerospace/Defense)	3,071	322,762
Brady Corp.—Class A (Electronics)	249	8,284
Broadridge Financial Solutions, Inc. (Software)	581	16,814
C.H. Robinson Worldwide, Inc. (Transportation)	747	44,536
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	249	16,867
Caterpillar, Inc. (Machinery-Construction & Mining)	2,988	247,735
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	498	29,671
Cintas Corp. (Textiles)	498	23,660
Clarcor, Inc. (Miscellaneous Manufacturing)	249	13,690
Clean Harbors, Inc.* (Environmental Control)	249	14,054
Cognex Corp. (Machinery-Diversified)	166	8,816
Colfax Corp.* (Miscellaneous Manufacturing)	415	22,024
Convergys Corp. (Commercial Services)	498	9,427
Con-way, Inc. (Transportation)	249	10,321
CoreLogic, Inc.* (Commercial Services)	415	11,579
CoStar Group, Inc.* (Commercial Services)	83	12,994
Covanta Holding Corp. (Environmental Control)	581	12,091
Crane Co. (Miscellaneous Manufacturing)	249	15,164
Crown Holdings, Inc.* (Packaging & Containers)	664	29,103
CSX Corp. (Transportation)	4,648	115,317
Cummins, Inc. (Machinery-Diversified)	830	100,588
Curtiss-Wright Corp. (Aerospace/Defense)	249	10,119
Danaher Corp. (Miscellaneous Manufacturing)	2,656	178,855
Deere & Co. (Machinery-Diversified)	1,743	144,790
Deluxe Corp. (Commercial Services)	249	10,211
DigitalGlobe, Inc.* (Telecommunications)	332	10,757
Donaldson Co., Inc. (Miscellaneous Manufacturing)	581	21,061
Dover Corp. (Miscellaneous Manufacturing)	747	63,973
Eagle Materials, Inc. (Building Materials)	249	16,802
Eaton Corp. (Miscellaneous Manufacturing)	2,158	148,794
Ecolab, Inc. (Chemicals)	1,162	107,067
EMCOR Group, Inc. (Engineering & Construction)	332	13,705
Emerson Electric Co. (Electrical Components & Equipment)	3,237	198,656
EnerSys (Electrical Components & Equipment)	249	13,177
Esterline Technologies Corp.* (Aerospace/Defense)	166	13,519
Euronet Worldwide, Inc.* (Commercial Services)	249	9,166
Exelis, Inc. (Aerospace/Defense)	830	12,267
Expeditors International of Washington, Inc. (Transportation)	913	36,812
Fastenal Co. (Distribution/Wholesale)	1,245	61,017
FedEx Corp. (Transportation)	1,328	140,768
FEI Co. (Electronics)	166	12,857
Fidelity National Information Services, Inc. (Software)	1,328	57,317
Fiserv, Inc.* (Software)	581	55,915
FleetCor Technologies, Inc.* (Commercial Services)	332	29,804
FLIR Systems, Inc. (Electronics)	664	21,560
Flowserve Corp. (Machinery-Diversified)	747	42,340
Fluor Corp. (Engineering & Construction)	747	46,732
Fortune Brands Home & Security, Inc. (Building Materials)	747	30,859
Forward Air Corp. (Transportation)	166	6,071
Foster Wheeler AG* (Engineering & Construction)	415	8,898
FTI Consulting, Inc.* (Commercial Services)	166	6,185
GATX Corp. (Trucking & Leasing)	249	11,250
General Cable Corp. (Electrical Components & Equipment)	249	7,848
General Dynamics Corp. (Aerospace/Defense)	1,494	127,498
General Electric Co. (Miscellaneous Manufacturing)	46,729	1,138,787
Genesee & Wyoming, Inc.*—Class A (Transportation)	249	22,325
Genpact, Ltd. (Commercial Services)	581	11,847
Global Payments, Inc. (Commercial Services)	332	15,375
Graco, Inc. (Machinery-Diversified)	249	17,375
Granite Construction, Inc. (Engineering & Construction)	166	5,022
Greif, Inc.—Class A (Packaging & Containers)	166	9,183
Harsco Corp. (Miscellaneous Manufacturing)	332	8,552
HEICO Corp. (Aerospace/Defense)	166	9,429
Hexcel Corp.* (Miscellaneous Manufacturing)	415	14,612
Honeywell International, Inc. (Electronics)	3,569	296,156
Hub Group, Inc.*—Class A (Transportation)	166	6,350
Hubbell, Inc.—Class B (Electrical Components & Equipment)	249	26,730
Huntington Ingalls Industries, Inc. (Shipbuilding)	249	15,483
IDEX Corp. (Machinery-Diversified)	332	19,804

See accompanying notes to the financial statements.

162 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,909	$137,524
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,245	76,007
IPG Photonics Corp. (Telecommunications)	166	10,109
Iron Mountain, Inc. (Commercial Services)	747	20,767
Itron, Inc.* (Electronics)	166	7,158
ITT Corp. (Miscellaneous Manufacturing)	415	12,965
J.B. Hunt Transport Services, Inc. (Transportation)	415	31,096
Jabil Circuit, Inc. (Electronics)	830	19,082
Jack Henry & Associates, Inc. (Computers)	415	20,045
Jacobs Engineering Group, Inc.* (Engineering & Construction)	581	34,395
Joy Global, Inc. (Machinery-Construction & Mining)	498	24,651
Kansas City Southern Industries, Inc. (Transportation)	498	53,660
KBR, Inc. (Engineering & Construction)	664	20,770
Kennametal, Inc. (Hand/Machine Tools)	332	14,389
Kirby Corp.* (Transportation)	249	21,031
L-3 Communications Holdings, Inc. (Aerospace/Defense)	415	38,657
Landstar System, Inc. (Transportation)	249	13,461
Lender Processing Services, Inc. (Commercial Services)	415	13,562
Lennox International, Inc. (Building Materials)	166	11,922
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	415	24,501
LinkedIn Corp.*—Class A (Internet)	332	67,658
Littelfuse, Inc. (Electrical Components & Equipment)	83	6,639
Lockheed Martin Corp. (Aerospace/Defense)	1,162	139,579
Louisiana-Pacific Corp.* (Building Materials)	664	10,797
Manitowoc Co. (Machinery-Diversified)	581	11,928
Manpower, Inc. (Commercial Services)	332	22,201
Martin Marietta Materials (Building Materials)	166	16,533
Masco Corp. (Building Materials)	1,577	32,360
Matson, Inc. (Transportation)	166	4,701
MAXIMUS, Inc. (Commercial Services)	332	12,487
MDU Resources Group, Inc. (Electric)	830	23,273
MeadWestvaco Corp. (Forest Products & Paper)	830	30,669
Mettler Toledo International, Inc.* (Electronics)	166	36,619
Mine Safety Appliances Co. (Environmental Control)	166	8,820
Molex, Inc. (Electrical Components & Equipment)	664	19,807
Moog, Inc.*—Class A (Aerospace/Defense)	166	9,336
MRC Global, Inc.* (Oil & Gas Services)	498	13,356
MSC Industrial Direct Co.—Class A (Retail)	249	20,157
Mueller Industries, Inc. (Metal Fabricate/Hardware)	166	9,112
National Instruments Corp. (Electronics)	415	11,699
Navistar International Corp.* (Auto Manufacturers)	332	11,338
NeuStar, Inc.*—Class A (Telecommunications)	332	18,619
Nordson Corp. (Machinery-Diversified)	249	17,968
Norfolk Southern Corp. (Transportation)	1,411	103,229
Northrop Grumman Corp. (Aerospace/Defense)	1,079	99,333
Old Dominion Freight Line, Inc.* (Transportation)	332	14,502
Oshkosh Truck Corp.* (Auto Manufacturers)	415	18,600
Outerwall, Inc.* (Diversified Financial Services)	166	9,172
Owens Corning, Inc.* (Building Materials)	498	19,666
Owens-Illinois, Inc.* (Packaging & Containers)	747	22,223
PACCAR, Inc. (Auto Manufacturers)	1,577	88,738
Packaging Corp. of America (Packaging & Containers)	415	22,323
Pall Corp. (Miscellaneous Manufacturing)	498	34,840
Parker Hannifin Corp. (Miscellaneous Manufacturing)	664	68,578
Paychex, Inc. (Commercial Services)	1,494	58,923
Pentair, Ltd. (Miscellaneous Manufacturing)	913	55,766
PerkinElmer, Inc. (Electronics)	498	16,977
PHH Corp.* (Commercial Services)	249	5,642
Precision Castparts Corp. (Metal Fabricate/Hardware)	664	147,222
Quanta Services, Inc.* (Commercial Services)	996	26,703
R.R. Donnelley & Sons Co. (Commercial Services)	830	15,762
Raytheon Co. (Aerospace/Defense)	1,494	107,329
Regal-Beloit Corp. (Hand/Machine Tools)	166	10,737
Republic Services, Inc. (Environmental Control)	1,328	45,032
Robert Half International, Inc. (Commercial Services)	664	24,727
Rock-Tenn Co.—Class A (Packaging & Containers)	332	37,963
Rockwell Automation, Inc. (Machinery-Diversified)	664	64,308
Rockwell Collins, Inc. (Aerospace/Defense)	581	41,350
Roper Industries, Inc. (Machinery-Diversified)	415	52,273
Ryder System, Inc. (Transportation)	249	15,398
Sealed Air Corp. (Packaging & Containers)	913	24,870
Sensata Tech Holding N.V.* (Electronics)	581	21,834
Sherwin-Williams Co. (Chemicals)	415	72,281
Silgan Holdings, Inc. (Packaging & Containers)	166	8,008
Simpson Manufacturing Co., Inc. (Building Materials)	166	5,481
Smith Corp. (Miscellaneous Manufacturing)	332	13,718
Sonoco Products Co. (Packaging & Containers)	498	19,168
Spirit Aerosystems Holdings, Inc.*—Class A (Aerospace/Defense)	498	12,629
SPX Corp. (Miscellaneous Manufacturing)	249	19,026
Stericycle, Inc.* (Environmental Control)	415	48,115
TE Connectivity, Ltd. (Electronics)	1,909	97,434
Teekay Shipping Corp. (Transportation)	166	6,585
Teledyne Technologies, Inc.* (Aerospace/Defense)	166	13,308
Terex Corp.* (Machinery-Construction & Mining)	498	14,681
TETRA Technologies, Inc.* (Environmental Control)	332	7,835
Texas Industries, Inc.* (Building Materials)	83	5,158
Textron, Inc. (Miscellaneous Manufacturing)	1,245	34,088
The ADT Corp. (Commercial Services)	996	39,920
The Brink’s Co. (Commercial Services)	249	6,656
The Corporate Executive Board Co. (Commercial Services)	166	11,193
The Timken Co. (Metal Fabricate/Hardware)	332	19,395
The Valspar Corp. (Chemicals)	332	22,616
Toro Co. (Housewares)	249	12,271
Total System Services, Inc. (Commercial Services)	747	20,475

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 163

Common Stocks, continued

	Shares	Value
Towers Watson & Co.—Class A (Commercial Services)	249	$20,973
TransDigm Group, Inc. (Aerospace/Defense)	166	24,002
Trimble Navigation, Ltd.* (Electronics)	1,162	33,163
Trinity Industries, Inc. (Miscellaneous Manufacturing)	332	13,071
Triumph Group, Inc. (Aerospace/Defense)	249	19,537
Tyco International, Ltd. (Electronics)	2,075	72,231
Union Pacific Corp. (Transportation)	2,075	329,073
United Parcel Service, Inc.—Class B (Transportation)	3,237	280,971
United Rentals, Inc.* (Commercial Services)	415	23,788
United Stationers, Inc. (Distribution/Wholesale)	166	6,871
United Technologies Corp. (Aerospace/Defense)	3,818	403,066
Universal Display Corp.* (Electrical Components & Equipment)	166	4,806
URS Corp. (Engineering & Construction)	332	15,438
USG Corp.* (Building Materials)	415	10,429
UTI Worldwide, Inc. (Transportation)	498	8,217
Valmont Industries, Inc. (Metal Fabricate/Hardware)	83	11,590
Veeco Instruments, Inc.* (Semiconductors)	166	5,770
Verisk Analytics, Inc.*—Class A (Commercial Services)	664	42,734
Vishay Intertechnology, Inc.* (Electronics)	581	8,361
Vulcan Materials Co. (Mining)	581	27,412
W.W. Grainger, Inc. (Distribution/Wholesale)	249	65,274
Wabtec Corp. (Machinery-Diversified)	415	24,095
Waste Connections, Inc. (Environmental Control)	581	25,134
Waste Management, Inc. (Environmental Control)	1,992	83,723
Watsco, Inc. (Distribution/Wholesale)	166	15,496
Werner Enterprises, Inc. (Transportation)	166	3,994
WESCO International, Inc.* (Distribution/Wholesale)	166	12,579
WEX, Inc.* (Commercial Services)	166	14,432
Woodward, Inc. (Electronics)	249	10,189
World Fuel Services Corp. (Retail)	332	12,862
Xylem, Inc. (Machinery-Diversified)	830	20,692
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	249	11,497
TOTAL COMMON STOCKS (Cost $8,543,145)		10,233,510

Repurchase Agreements(a)(b) (43.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $7,953,005	$7,953,000	$7,953,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,953,000)		7,953,000
TOTAL INVESTMENT SECURITIES (Cost $16,496,145)—99.1%		18,186,510
Net other assets (liabilities)—0.9%		163,274
NET ASSETS—100.0%		$18,349,784

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $3,452,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$8,621,895	$(35,367)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	8,670,792	(36,455)
		$(71,822)

Industrials UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$1,453,891	7.9%
Auto Manufacturers	118,676	0.6%
Building Materials	160,007	0.9%
Chemicals	201,963	1.1%
Commercial Services	724,224	3.9%
Computers	234,463	1.3%
Distribution/Wholesale	183,970	1.0%
Diversified Financial Services	18,428	0.1%
Electric	23,273	0.1%
Electrical Components & Equipment	351,687	1.9%
Electronics	830,222	4.5%
Engineering & Construction	191,513	1.0%
Environmental Control	244,804	1.3%
Forest Products & Paper	30,669	0.2%
Hand/Machine Tools	49,627	0.3%
Housewares	12,271	0.1%
Internet	67,658	0.4%
Machinery-Construction & Mining	287,067	1.6%
Machinery-Diversified	583,686	3.2%
Metal Fabricate/Hardware	187,319	1.0%
Mining	27,412	0.1%
Miscellaneous Manufacturing	2,480,206	13.6%
Oil & Gas Services	13,356	0.1%
Packaging & Containers	223,096	1.2%
Retail	33,018	0.2%
Semiconductors	5,770	NM
Shipbuilding	15,483	0.1%
Software	130,046	0.7%
Telecommunications	46,377	0.3%
Textiles	23,660	0.1%
Transportation	1,268,418	6.9%
Trucking & Leasing	11,250	0.1%
Other**	8,116,274	44.2%
Total	$18,349,784	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

164 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (54.4%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	13,392	$632,102
Allscripts Healthcare Solutions, Inc.* (Software)	26,660	421,495
Amazon.com, Inc.* (Internet)	5,704	1,718,159
Concur Technologies, Inc.* (Software)	5,332	473,961
Cornerstone OnDemand, Inc.* (Software)	6,572	289,431
DealerTrack Holdings, Inc.* (Internet)	8,680	324,632
Digital River, Inc.* (Internet)	11,408	193,822
E*TRADE Financial Corp.* (Diversified Financial Services)	34,968	521,023
EarthLink, Inc. (Internet)	33,728	211,475
eBay, Inc.* (Internet)	25,048	1,294,731
Ebix, Inc. (Software)	10,540	122,264
Equinix, Inc.* (Internet)	3,224	578,224
Expedia, Inc. (Internet)	8,556	403,244
Facebook, Inc.*—Class A (Internet)	30,256	1,114,328
Google, Inc.*—Class A (Internet)	2,356	2,091,185
Groupon, Inc.* (Internet)	46,748	414,187
IAC/InterActiveCorp (Internet)	8,680	439,295
j2 Global, Inc. (Computers)	7,440	340,529
Juniper Networks, Inc.* (Telecommunications)	32,860	712,077
LinkedIn Corp.*—Class A (Internet)	3,968	808,639
LivePerson, Inc.* (Computers)	19,468	179,884
Monster Worldwide, Inc.* (Commercial Services)	37,572	214,912
Netflix, Inc.* (Internet)	3,224	787,365
NETGEAR, Inc.* (Telecommunications)	8,308	247,661
NetSuite, Inc.* (Software)	4,216	395,840
OpenTable, Inc.* (Internet)	4,464	284,268
Priceline.com, Inc.* (Internet)	1,364	1,194,414
Rackspace Hosting, Inc.* (Internet)	12,524	567,212
Salesforce.com, Inc.* (Software)	22,444	981,926
Sapient Corp.* (Internet)	22,072	302,607
Sonus Networks, Inc.* (Telecommunications)	72,044	246,390
TD Ameritrade Holding Corp. (Diversified Financial Services)	20,956	566,441
Tibco Software, Inc.* (Internet)	19,096	476,254
TripAdvisor, Inc.* (Internet)	8,556	641,871
United Online, Inc. (Internet)	29,388	238,631
ValueClick, Inc.* (Internet)	12,648	309,117
VeriSign, Inc.* (Internet)	12,028	575,420
VirnetX Holding Corp.* (Internet)	10,168	193,904
Vocus, Inc.* (Internet)	13,888	141,935
Yahoo!, Inc.* (Internet)	35,092	985,734
TOTAL COMMON STOCKS (Cost $14,825,668)		22,636,589

Repurchase Agreements(a)(b) (43.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $17,943,012	$17,943,000	$17,943,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,943,000)		17,943,000
TOTAL INVESTMENT SECURITIES (Cost $32,768,668)—97.6%		40,579,589
Net other assets (liabilities)—2.4%		976,627
NET ASSETS—100.0%		$41,556,216

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $8,038,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$20,199,801	$283,628
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	19,493,394	295,346
		$578,974

Internet UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Commercial Services	$214,912	0.5%
Computers	520,413	1.3%
Diversified Financial Services	1,087,464	2.6%
Internet	16,290,653	39.1%
Software	3,317,019	8.0%
Telecommunications	1,206,128	2.9%
Other**	18,919,627	45.6%
Total	$41,556,216	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Mobile Telecommunications UltraSector ProFund :: 165

Common Stocks (51.7%)

	Shares	Value
Crown Castle International Corp.* (Telecommunications)	32,294	$2,268,654
NII Holdings, Inc.*—Class B (Telecommunications)	18,798	134,970
SBA Communications Corp.*—Class A (Telecommunications)	13,978	1,035,630
Sprint Corp.* (Telecommunications)	94,954	565,925
Telephone & Data Systems, Inc. (Telecommunications)	11,086	293,890
T-Mobile U.S., Inc.* (Telecommunications)	18,316	441,599
TOTAL COMMON STOCKS (Cost $3,531,901)		4,740,668

Repurchase Agreements(a)(b) (42.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $3,914,003	$3,914,000	$3,914,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,914,000)		3,914,000
TOTAL INVESTMENT SECURITIES (Cost $7,445,901)—94.5%		8,654,668
Net other assets (liabilities)—5.5%		499,182
NET ASSETS—100.0%		$9,153,850

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $1,669,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$4,862,723	$(262,536)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	4,133,370	(268,090)
		$(530,626)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Telecommunications	$4,740,668	51.7%
Other**	4,413,182	48.3%
Total	$9,153,850	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

166 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (68.9%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	7,684	$680,188
Apache Corp. (Oil & Gas)	5,989	480,617
Atwood Oceanics, Inc.* (Oil & Gas)	904	50,931
Baker Hughes, Inc. (Oil & Gas Services)	6,780	321,575
Berry Petroleum Co.—Class A (Oil & Gas)	678	27,493
Bristow Group, Inc. (Transportation)	565	38,426
Cabot Oil & Gas Corp. (Oil & Gas)	3,277	248,462
Cameron International Corp.* (Oil & Gas Services)	3,842	227,831
CARBO Ceramics, Inc. (Oil & Gas Services)	339	29,785
Chart Industries, Inc.* (Machinery-Diversified)	452	51,393
Cheniere Energy, Inc.* (Oil & Gas)	3,729	106,538
Chesapeake Energy Corp. (Oil & Gas)	7,910	184,303
Chevron Corp. (Oil & Gas)	29,719	3,741,325
Cimarex Energy Co. (Oil & Gas)	1,356	103,639
Cobalt International Energy, Inc.* (Oil & Gas)	4,181	120,622
Concho Resources, Inc.* (Oil & Gas)	1,582	141,890
ConocoPhillips (Oil & Gas)	18,758	1,216,644
Continental Resources, Inc.* (Oil & Gas)	904	83,439
Core Laboratories N.V. (Oil & Gas Services)	678	101,429
Denbury Resources, Inc.* (Oil & Gas)	5,763	100,853
Devon Energy Corp. (Oil & Gas)	5,763	317,023
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,017	68,586
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,130	68,783
Dril-Quip, Inc.* (Oil & Gas Services)	565	51,364
Energen Corp. (Oil & Gas)	1,130	67,676
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,243	33,375
Ensco PLC—Class A (Oil & Gas)	3,616	207,341
EOG Resources, Inc. (Oil & Gas)	4,181	608,294
EQT Corp. (Oil & Gas)	2,260	195,490
EXCO Resources, Inc. (Oil & Gas)	2,260	19,594
Exterran Holdings, Inc.* (Oil & Gas Services)	1,017	32,290
Exxon Mobil Corp. (Oil & Gas)	68,139	6,388,031
First Solar, Inc.* (Semiconductors)	1,017	50,077
FMC Technologies, Inc.* (Oil & Gas Services)	3,616	192,733
Gulfport Energy Corp.* (Oil & Gas)	1,017	54,104
Halliburton Co. (Oil & Gas Services)	14,238	643,415
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,469	37,269
Helmerich & Payne, Inc. (Oil & Gas)	1,582	99,982
Hess Corp. (Oil & Gas)	4,520	336,559
HollyFrontier Corp. (Oil & Gas)	3,164	144,120
Kinder Morgan, Inc. (Pipelines)	9,718	366,951
Kodiak Oil & Gas Corp.* (Oil & Gas)	4,068	39,500
Marathon Oil Corp. (Oil & Gas)	10,848	394,433
Marathon Petroleum Corp. (Oil & Gas)	4,972	364,597
McDermott International, Inc.* (Engineering & Construction)	3,616	31,278
Murphy Oil Corp. (Oil & Gas)	2,825	191,309
Nabors Industries, Ltd. (Oil & Gas)	4,520	69,563
National Oilwell Varco, Inc. (Oil & Gas Services)	6,554	459,894
Newfield Exploration Co.* (Oil & Gas)	2,034	50,036
Noble Corp. (Oil & Gas)	3,842	146,764
Noble Energy, Inc. (Oil & Gas)	5,537	346,007
Oasis Petroleum, Inc.* (Oil & Gas)	1,130	47,505
Occidental Petroleum Corp. (Oil & Gas)	12,317	1,096,829
Oceaneering International, Inc. (Oil & Gas Services)	1,695	137,448
OGE Energy Corp. (Electric)	2,938	109,881
Oil States International, Inc.* (Oil & Gas Services)	791	76,909
Patterson-UTI Energy, Inc. (Oil & Gas)	2,260	44,680
Phillips 66 (Oil & Gas)	9,492	583,759
Pioneer Natural Resources Co. (Oil & Gas)	2,147	332,270
QEP Resources, Inc. (Oil & Gas)	2,712	82,689
Range Resources Corp. (Oil & Gas)	2,486	196,643
Rosetta Resources, Inc.* (Oil & Gas)	904	41,231
Rowan Cos. PLC*—Class A (Oil & Gas)	1,921	65,986
SandRidge Energy, Inc.* (Oil & Gas)	5,424	29,398
Schlumberger, Ltd. (Oil & Gas Services)	20,340	1,654,251
SEACOR Holdings, Inc. (Oil & Gas Services)	339	29,683
SemGroup Corp.—Class A (Pipelines)	678	38,266
SM Energy Co. (Oil & Gas)	1,017	69,898
Southwestern Energy Co.* (Oil & Gas)	5,424	210,397
Superior Energy Services, Inc.* (Oil & Gas Services)	2,486	63,691
Tesoro Petroleum Corp. (Oil & Gas)	2,034	115,633
The Williams Cos., Inc. (Pipelines)	10,509	359,093
Tidewater, Inc. (Transportation)	791	46,661
Transocean, Ltd. (Oil & Gas)	5,537	261,125
Ultra Petroleum Corp.* (Oil & Gas)	2,373	51,375
Unit Corp.* (Oil & Gas)	678	30,564
Valero Energy Corp. (Oil & Gas)	8,362	299,109
Weatherford International, Ltd.* (Oil & Gas Services)	11,752	164,058
Western Refining, Inc. (Oil & Gas)	904	27,238
Whiting Petroleum Corp.* (Oil & Gas)	1,808	93,058
WPX Energy, Inc.* (Oil & Gas)	3,051	58,610
TOTAL COMMON STOCKS (Cost $9,531,645)		26,551,759

Repurchase Agreements(a)(b) (32.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $12,426,009	$12,426,000	$12,426,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,426,000)		12,426,000
TOTAL INVESTMENT SECURITIES (Cost $21,957,645)—101.2%		38,977,759
Net other assets (liabilities)—(1.2)%		(470,364)
NET ASSETS—100.0%		$38,507,395

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $7,605,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 167

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$18,966,370	$(293,658)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	12,244,519	(248,385)
		$(542,043)

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Electric	$109,881	0.3%
Engineering & Construction	31,278	0.1%
Machinery-Diversified	51,392	0.1%
Oil & Gas	21,167,325	55.0%
Oil & Gas Services	4,292,408	11.1%
Pipelines	764,311	2.0%
Semiconductors	50,077	0.1%
Transportation	85,087	0.2%
Other**	11,955,636	31.1%
Total	$38,507,395	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

168 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (64.4%)

	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	1,222	$68,847
Baker Hughes, Inc. (Oil & Gas Services)	9,776	463,676
Bristow Group, Inc. (Transportation)	752	51,144
Cameron International Corp.* (Oil & Gas Services)	5,452	323,304
CARBO Ceramics, Inc. (Oil & Gas Services)	470	41,294
Chart Industries, Inc.* (Machinery-Diversified)	658	74,814
Core Laboratories N.V. (Oil & Gas Services)	1,034	154,686
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,504	101,430
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,692	102,992
Dril-Quip, Inc.* (Oil & Gas Services)	846	76,910
Ensco PLC—Class A (Oil & Gas)	5,170	296,448
Exterran Holdings, Inc.* (Oil & Gas Services)	1,410	44,768
FMC Technologies, Inc.* (Oil & Gas Services)	5,264	280,571
Halliburton Co. (Oil & Gas Services)	20,492	926,033
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,162	54,850
Helmerich & Payne, Inc. (Oil & Gas)	2,350	148,520
Kinder Morgan, Inc. (Pipelines)	13,912	525,317
McDermott International, Inc.* (Engineering & Construction)	5,170	44,721
Nabors Industries, Ltd. (Oil & Gas)	6,486	99,820
National Oilwell Varco, Inc. (Oil & Gas Services)	9,400	659,598
Noble Corp. (Oil & Gas)	5,546	211,857
Oceaneering International, Inc. (Oil & Gas Services)	2,350	190,562
OGE Energy Corp. (Electric)	4,324	161,718
Oil States International, Inc.* (Oil & Gas Services)	1,222	118,815
Patterson-UTI Energy, Inc. (Oil & Gas)	3,196	63,185
Rowan Cos. PLC*—Class A (Oil & Gas)	2,726	93,638
Schlumberger, Ltd. (Oil & Gas Services)	29,328	2,385,245
SEACOR Holdings, Inc. (Oil & Gas Services)	376	32,923
SemGroup Corp.—Class A (Pipelines)	940	53,054
Superior Energy Services, Inc.* (Oil & Gas Services)	3,478	89,106
The Williams Cos., Inc. (Pipelines)	15,040	513,917
Tidewater, Inc. (Transportation)	1,128	66,540
Transocean, Ltd. (Oil & Gas)	7,896	372,375
Unit Corp.* (Oil & Gas)	940	42,375
Weatherford International, Ltd.* (Oil & Gas Services)	16,826	234,891
TOTAL COMMON STOCKS (Cost $4,560,675)		9,169,944

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $3,576,002	$3,576,000	$3,576,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,576,000)		3,576,000
TOTAL INVESTMENT SECURITIES (Cost $8,136,675)—89.5%		12,745,944
Net other assets (liabilities)—10.5%		1,491,988
NET ASSETS—100.0%		$14,237,932

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $2,744,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$6,308,366	$(167,083)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	5,850,415	(180,779)
		$(347,862)

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Electric	$161,718	1.1%
Engineering & Construction	44,721	0.3%
Machinery-Diversified	74,815	0.5%
Oil & Gas	1,498,494	10.5%
Oil & Gas Services	6,180,224	43.5%
Pipelines	1,092,288	7.7%
Transportation	117,684	0.8%
Other**	5,067,988	35.6%
Total	$14,237,932	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 169

Common Stocks (63.3%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	14,688	$538,021
Actavis, Inc.* (Pharmaceuticals)	1,224	164,346
Alkermes PLC* (Pharmaceuticals)	1,224	41,102
Allergan, Inc. (Pharmaceuticals)	2,754	250,944
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,734	32,218
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,504	670,393
Eli Lilly & Co. (Pharmaceuticals)	9,384	498,384
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,020	39,229
Forest Laboratories, Inc.* (Pharmaceuticals)	2,244	97,749
Hospira, Inc.* (Healthcare-Products)	1,530	62,271
Impax Laboratories, Inc.* (Pharmaceuticals)	612	12,693
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	510	38,510
Johnson & Johnson (Pharmaceuticals)	26,520	2,479,621
Mallinckrodt PLC* (Pharmaceuticals)	510	23,404
Merck & Co., Inc. (Pharmaceuticals)	28,458	1,370,822
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,570	119,809
Perrigo Co. (Pharmaceuticals)	816	101,502
Pfizer, Inc. (Pharmaceuticals)	62,934	1,839,561
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	510	34,078
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	510	37,689
Theravance, Inc.* (Pharmaceuticals)	612	23,599
ViroPharma, Inc.* (Pharmaceuticals)	612	21,004
VIVUS, Inc.* (Pharmaceuticals)	918	13,596
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,632	34,778
Zoetis, Inc. (Pharmaceuticals)	4,692	139,868
TOTAL COMMON STOCKS (Cost $6,130,809)		8,685,191

Repurchase Agreements(a)(b) (35.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $4,918,003	$4,918,000	$4,918,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,918,000)		4,918,000
TOTAL INVESTMENT SECURITIES (Cost $11,048,809)—99.1%		13,603,191
Net other assets (liabilities)—0.9%		117,491
NET ASSETS—100.0%		$13,720,682

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $2,355,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$5,508,545	$37,708
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	6,284,279	35,106
		$72,814

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Biotechnology	$32,218	0.2%
Healthcare-Products	62,271	0.5%
Pharmaceuticals	8,590,702	62.6%
Other**	5,035,491	36.7%
Total	$13,720,682	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

170 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (53.8%)

	Shares	Value
Agnico-Eagle Mines, Ltd. (Mining)	25,938	$736,899
Allied Nevada Gold Corp.* (Mining)	14,148	94,367
AngloGold Ashanti, Ltd.ADR (Mining)	57,378	755,668
Barrick Gold Corp. (Mining)	150,388	2,552,084
Companhia de Minas Buenaventura S.A.ADR (Mining)	27,772	397,140
Freeport-McMoRan Copper & Gold, Inc. (Mining)	155,890	4,408,569
Gold Fields, Ltd.ADR (Mining)	109,516	660,381
Goldcorp, Inc. (Mining)	121,830	3,439,261
Harmony Gold Mining Co., Ltd.ADR (Mining)	55,020	211,827
Newmont Mining Corp. (Mining)	74,670	2,240,100
Pan American Silver Corp. (Mining)	22,794	290,851
Randgold Resources, Ltd.ADR (Mining)	13,886	1,031,313
Royal Gold, Inc. (Mining)	9,694	501,083
Stillwater Mining Co.* (Mining)	17,816	215,574
TOTAL COMMON STOCKS (Cost $23,112,967)		17,535,117

Repurchase Agreements(a)(b) (55.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $18,206,013	$18,206,000	$18,206,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,206,000)		18,206,000
TOTAL INVESTMENT SECURITIES (Cost $41,318,967)—109.7%		35,741,117
Net other assets (liabilities)—(9.7)%		(3,164,605)
NET ASSETS—100.0%		$32,576,512

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $8,430,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$13,923,877	$(554,282)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	17,401,900	(551,482)
		$(1,105,764)

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Mining	$17,535,117	53.8%
Other**	15,041,395	46.2%
Total	$32,576,512	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 171

Common Stocks (62.1%)

	Shares	Value
Alexander & Baldwin, Inc.* (Real Estate)	1,204	$53,325
Alexandria Real Estate Equities, Inc. (REIT)	1,978	135,493
American Campus Communities, Inc. (REIT)	2,924	112,311
American Capital Agency Corp. (REIT)	11,094	249,948
American Realty Capital Properties, Inc. (REIT)	5,160	74,562
American Tower Corp. (REIT)	11,008	779,256
Annaly Mortgage Management, Inc. (REIT)	26,402	314,712
Apartment Investment and Management Co.— Class A (REIT)	4,042	118,754
ARMOUR Residential REIT, Inc. (REIT)	10,406	46,411
AvalonBay Communities, Inc. (REIT)	3,354	453,930
BioMed Realty Trust, Inc. (REIT)	5,160	106,606
Boston Properties, Inc. (REIT)	4,214	450,687
Brandywine Realty Trust (REIT)	4,386	61,141
BRE Properties, Inc.—Class A (REIT)	2,150	114,079
Camden Property Trust (REIT)	2,408	169,860
CBL & Associates Properties, Inc. (REIT)	4,558	103,786
CBRE Group, Inc.*—Class A (Real Estate)	8,514	197,269
Chimera Investment Corp. (REIT)	28,724	85,598
Colonial Properties Trust (REIT)	2,322	56,216
CommonWealth REIT (REIT)	3,269	75,404
Corporate Office Properties Trust (REIT)	2,408	61,356
Corrections Corp. of America (REIT)	3,182	105,165
CubeSmart (REIT)	3,440	55,728
CYS Investments, Inc. (REIT)	4,902	40,687
DCT Industrial Trust, Inc. (REIT)	8,170	61,357
DDR Corp. (REIT)	6,880	117,510
DiamondRock Hospitality Co. (REIT)	5,418	52,555
Digital Realty Trust, Inc. (REIT)	3,612	199,707
Douglas Emmett, Inc. (REIT)	3,698	92,487
Duke Realty Corp. (REIT)	8,944	147,308
DuPont Fabros Technology, Inc. (REIT)	1,806	41,375
EastGroup Properties, Inc. (REIT)	860	53,200
EPR Properties (REIT)	1,290	64,990
Equity Lifestyle Properties, Inc. (REIT)	2,236	86,064
Equity Residential (REIT)	8,944	500,864
Essex Property Trust, Inc. (REIT)	1,032	166,451
Extra Space Storage, Inc. (REIT)	2,924	122,954
Federal Realty Investment Trust (REIT)	1,806	190,226
Forest City Enterprises, Inc.*—Class A (Real Estate)	4,128	72,323
Franklin Street Properties Corp. (REIT)	2,408	32,050
General Growth Properties, Inc. (REIT)	12,556	260,412
Hatteras Financial Corp. (REIT)	2,752	55,288
HCP, Inc. (REIT)	12,728	558,377
Health Care REIT, Inc. (REIT)	7,912	510,245
Healthcare Realty Trust, Inc. (REIT)	2,666	68,543
Highwoods Properties, Inc. (REIT)	2,322	84,242
Home Properties, Inc. (REIT)	1,548	98,778
Hospitality Properties Trust (REIT)	3,870	110,256
Host Hotels & Resorts, Inc. (REIT)	20,812	371,702
Invesco Mortgage Capital, Inc. (REIT)	3,784	62,171
Jones Lang LaSalle, Inc. (Real Estate)	1,204	109,600
Kilroy Realty Corp. (REIT)	2,064	108,030
Kimco Realty Corp. (REIT)	11,438	257,927
LaSalle Hotel Properties (REIT)	2,666	71,822
Lexington Realty Trust (REIT)	5,160	64,706
Liberty Property Trust (REIT)	3,354	128,156
Mack-Cali Realty Corp. (REIT)	2,322	55,867
Medical Properties Trust, Inc. (REIT)	4,214	61,524
MFA Financial, Inc. (REIT)	10,062	80,295
Mid-America Apartment Communities, Inc. (REIT)	1,204	81,330
National Retail Properties, Inc. (REIT)	3,268	114,347
OMEGA Healthcare Investors, Inc. (REIT)	3,268	104,020
Piedmont Office Realty Trust, Inc.—Class A (REIT)	4,644	84,010
Plum Creek Timber Co., Inc. (REIT)	4,558	222,339
Post Properties, Inc. (REIT)	1,548	72,013
Potlatch Corp. (REIT)	1,118	49,226
Prologis, Inc. (REIT)	13,932	534,432
Public Storage, Inc. (REIT)	4,042	643,567
Rayonier, Inc. (REIT)	3,526	206,059
Realogy Holdings Corp.* (Real Estate)	4,042	181,728
Realty Income Corp. (REIT)	5,504	238,929
Redwood Trust, Inc. (REIT)	2,322	39,335
Regency Centers Corp. (REIT)	2,580	136,043
RLJ Lodging Trust (REIT)	3,440	83,317
Ryman Hospitality Properties, Inc. (REIT)	1,462	54,460
Senior Housing Properties Trust (REIT)	5,246	131,937
Simon Property Group, Inc. (REIT)	8,686	1,390,281
SL Green Realty Corp. (REIT)	2,580	233,877
Sovran Self Storage, Inc. (REIT)	860	59,426
St. Joe Co.* (Real Estate)	2,580	58,514
Starwood Property Trust, Inc. (REIT)	4,558	115,773
Sunstone Hotel Investors, Inc.* (REIT)	4,558	58,981
Tanger Factory Outlet Centers, Inc. (REIT)	2,666	86,458
Taubman Centers, Inc. (REIT)	1,806	132,235
The Geo Group, Inc. (REIT)	1,978	68,676
The Howard Hughes Corp.* (Real Estate)	774	84,529
The Macerich Co. (REIT)	3,870	240,134
Two Harbors Investment Corp. (REIT)	10,234	102,647
UDR, Inc. (REIT)	6,966	174,429
Ventas, Inc. (REIT)	8,170	537,096
Vornado Realty Trust (REIT)	4,730	401,151
Washington REIT (REIT)	1,892	50,857
Weingarten Realty Investors (REIT)	3,096	96,967
Weyerhaeuser Co. (REIT)	16,082	456,729
WP Carey, Inc. (Real Estate)	1,548	109,320
TOTAL COMMON STOCKS (Cost $9,968,772)		16,576,818

Repurchase Agreements(a)(b) (50.6%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $13,498,009	$13,498,000	$13,498,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,498,000)		13,498,000
TOTAL INVESTMENT SECURITIES (Cost $23,466,772)—112.7%		30,074,818
Net other assets (liabilities)—(12.7)%		(3,391,987)
NET ASSETS—100.0%		$26,682,831

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $7,150,000.

See accompanying notes to the financial statements.

172 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$11,594,496	$(590,669)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	11,815,826	(575,388)
		$(1,166,057)

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Real Estate	$866,608	3.2%
REIT	15,710,210	58.9%
Other**	10,106,013	37.9%
Total	$26,682,831	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 173

Common Stocks (61.6%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	2,809	$10,590
Altera Corp. (Semiconductors)	1,484	52,771
Analog Devices, Inc. (Semiconductors)	1,431	70,634
Applied Materials, Inc. (Semiconductors)	5,512	89,901
Atmel Corp.* (Semiconductors)	1,961	15,492
Avago Technologies, Ltd. (Semiconductors)	1,007	36,937
Broadcom Corp.—Class A (Semiconductors)	2,438	67,216
Cavium, Inc.* (Semiconductors)	212	7,751
Cirrus Logic, Inc.* (Semiconductors)	265	5,109
Cree, Inc.* (Semiconductors)	530	37,047
Cypress Semiconductor Corp. (Semiconductors)	636	8,122
Fairchild Semiconductor International, Inc.* (Semiconductors)	583	7,357
Hittite Microwave Corp.* (Semiconductors)	106	6,623
Integrated Device Technology, Inc.* (Semiconductors)	689	6,208
Intel Corp. (Semiconductors)	22,843	532,241
InterDigital, Inc. (Telecommunications)	212	8,422
International Rectifier Corp.* (Semiconductors)	318	7,667
KLA-Tencor Corp. (Semiconductors)	742	43,503
Lam Research Corp.* (Semiconductors)	742	36,521
Linear Technology Corp. (Semiconductors)	1,060	42,994
LSI Logic Corp. (Semiconductors)	2,544	19,792
Marvell Technology Group, Ltd. (Semiconductors)	1,961	25,434
Maxim Integrated Products, Inc. (Semiconductors)	1,325	37,895
Microchip Technology, Inc. (Semiconductors)	901	35,806
Micron Technology, Inc.* (Semiconductors)	4,717	62,500
Microsemi Corp.* (Semiconductors)	424	10,456
NVIDIA Corp. (Semiconductors)	2,650	38,240
ON Semiconductor Corp.* (Semiconductors)	2,067	17,032
PMC-Sierra, Inc.* (Semiconductors)	954	6,301
RF Micro Devices, Inc.* (Telecommunications)	1,272	6,602
SanDisk Corp.* (Computers)	1,113	61,349
Semtech Corp.* (Semiconductors)	318	9,620
Silicon Laboratories, Inc.* (Semiconductors)	159	6,211
Skyworks Solutions, Inc.* (Semiconductors)	901	21,642
Teradyne, Inc.* (Semiconductors)	901	14,857
Texas Instruments, Inc. (Semiconductors)	5,088	199,450
Xilinx, Inc. (Semiconductors)	1,219	56,915
TOTAL COMMON STOCKS (Cost $918,730)		1,723,208

Repurchase Agreements(a)(b) (36.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $1,026,001	$1,026,000	$1,026,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,026,000)		1,026,000
TOTAL INVESTMENT SECURITIES (Cost $1,944,730)—98.3%		2,749,208
Net other assets (liabilities)—1.7%		47,899
NET ASSETS—100.0%		$2,797,107

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $938,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$1,230,374	$(9,596)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	1,245,879	(22,967)
		$(32,563)

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Computers	$61,349	2.2%
Semiconductors	1,646,835	58.9%
Telecommunications	15,024	0.5%
Other**	1,073,899	38.4%
Total	$2,797,107	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

174 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (77.4%)

	Shares	Value
3D Systems Corp.* (Computers)	136	$6,424
ACI Worldwide, Inc.* (Software)	68	3,220
Adobe Systems, Inc.* (Software)	816	38,580
ADTRAN, Inc. (Telecommunications)	68	1,797
Advanced Micro Devices, Inc.* (Semiconductors)	952	3,589
Akamai Technologies, Inc.* (Software)	272	12,838
Allscripts Healthcare Solutions, Inc.* (Software)	272	4,300
Altera Corp. (Semiconductors)	476	16,927
Amdocs, Ltd. (Telecommunications)	272	10,464
Analog Devices, Inc. (Semiconductors)	476	23,495
ANSYS, Inc.* (Software)	136	10,858
AOL, Inc. (Internet)	136	5,010
Apple Computer, Inc. (Computers)	1,496	676,939
Applied Materials, Inc. (Semiconductors)	1,904	31,054
ARRIS Group, Inc.* (Telecommunications)	204	3,068
Aruba Networks, Inc.* (Telecommunications)	136	2,418
Aspen Technology, Inc.* (Software)	136	4,425
athenahealth, Inc.* (Software)	68	7,613
Atmel Corp.* (Semiconductors)	680	5,372
Autodesk, Inc.* (Software)	340	12,033
Avago Technologies, Ltd. (Semiconductors)	340	12,471
BMC Software, Inc.* (Software)	204	9,378
Broadcom Corp.—Class A (Semiconductors)	816	22,497
Brocade Communications Systems, Inc.* (Computers)	680	4,529
CA, Inc. (Software)	544	16,179
CACI International, Inc.*—Class A (Computers)	68	4,515
Cadence Design Systems, Inc.* (Computers)	476	6,940
Cavium, Inc.* (Semiconductors)	68	2,486
Cerner Corp.* (Software)	408	19,992
Ciena Corp.* (Telecommunications)	136	3,000
Cirrus Logic, Inc.* (Semiconductors)	68	1,311
Cisco Systems, Inc. (Telecommunications)	8,364	213,700
Citrix Systems, Inc.* (Software)	272	19,589
Cognizant Technology Solutions Corp.* (Computers)	476	34,458
CommVault Systems, Inc.* (Software)	68	5,741
Computer Sciences Corp. (Computers)	204	9,723
Compuware Corp. (Software)	340	3,856
Concur Technologies, Inc.* (Software)	68	6,045
Corning, Inc. (Telecommunications)	2,312	35,119
Cree, Inc.* (Semiconductors)	204	14,260
Cypress Semiconductor Corp. (Semiconductors)	204	2,605
Dell, Inc. (Computers)	2,312	29,293
Diebold, Inc. (Computers)	68	2,221
DST Systems, Inc. (Computers)	68	4,762
Electronics for Imaging, Inc.* (Computers)	68	2,042
EMC Corp. (Computers)	3,264	85,354
Equinix, Inc.* (Internet)	68	12,196
F5 Networks, Inc.* (Internet)	136	11,935
Facebook, Inc.*—Class A (Internet)	884	32,558
Fair Isaac Corp. (Software)	68	3,397
Fairchild Semiconductor International, Inc.* (Semiconductors)	204	2,574
Finisar Corp.* (Telecommunications)	136	2,629
Fortinet, Inc.* (Computers)	204	4,335
Garmin, Ltd. (Electronics)	204	8,176
Gartner Group, Inc.* (Commercial Services)	136	8,161
Google, Inc.*—Class A (Internet)	408	362,141
Harris Corp. (Telecommunications)	204	11,642
Hewlett-Packard Co. (Computers)	2,992	76,835
Hittite Microwave Corp.* (Semiconductors)	68	4,249
IAC/InterActiveCorp (Internet)	136	6,883
Informatica Corp.* (Software)	136	5,191
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	272	6,210
Integrated Device Technology, Inc.* (Semiconductors)	204	1,838
Intel Corp. (Semiconductors)	7,820	182,205
InterDigital, Inc. (Telecommunications)	68	2,702
International Business Machines Corp. (Computers)	1,632	318,305
International Rectifier Corp.* (Semiconductors)	136	3,279
Intuit, Inc. (Software)	408	26,079
j2 Global, Inc. (Computers)	68	3,112
JDS Uniphase Corp.* (Telecommunications)	340	4,988
Juniper Networks, Inc.* (Telecommunications)	816	17,683
KLA-Tencor Corp. (Semiconductors)	272	15,947
Lam Research Corp.* (Semiconductors)	272	13,388
Lexmark International, Inc.—Class A (Computers)	68	2,549
Linear Technology Corp. (Semiconductors)	340	13,790
LSI Logic Corp. (Semiconductors)	884	6,878
Marvell Technology Group, Ltd. (Semiconductors)	680	8,820
Maxim Integrated Products, Inc. (Semiconductors)	476	13,614
Mentor Graphics Corp. (Computers)	136	2,792
Microchip Technology, Inc. (Semiconductors)	340	13,512
Micron Technology, Inc.* (Semiconductors)	1,632	21,624
Micros Systems, Inc.* (Computers)	136	6,627
Microsemi Corp.* (Semiconductors)	136	3,354
Microsoft Corp. (Software)	11,764	374,449
Motorola Solutions, Inc. (Telecommunications)	408	22,371
NCR Corp.* (Computers)	272	9,792
NetApp, Inc. (Computers)	544	22,369
NetSuite, Inc.* (Software)	68	6,385
Nuance Communications, Inc.* (Software)	408	7,654
NVIDIA Corp. (Semiconductors)	884	12,756
ON Semiconductor Corp.* (Semiconductors)	680	5,603
Oracle Corp. (Software)	5,780	186,984
Pitney Bowes, Inc. (Office/Business Equipment)	340	5,613
Plantronics, Inc. (Telecommunications)	68	3,161
PMC-Sierra, Inc.* (Semiconductors)	340	2,246
Polycom, Inc.* (Telecommunications)	272	2,600
Progress Software Corp.* (Software)	68	1,740
PTC, Inc.* (Software)	204	5,524
QLIK Technologies, Inc.* (Software)	136	4,260
Qualcomm, Inc. (Semiconductors)	2,720	175,576
Rackspace Hosting, Inc.* (Internet)	204	9,239
Red Hat, Inc.* (Software)	272	14,081
RF Micro Devices, Inc.* (Telecommunications)	408	2,118
Riverbed Technology, Inc.* (Computers)	272	4,254
Rovi Corp.* (Semiconductors)	136	3,064
SAIC, Inc. (Commercial Services)	476	7,278
Salesforce.com, Inc.* (Software)	884	38,675
SanDisk Corp.* (Computers)	408	22,489
Seagate Technology PLC (Computers)	476	19,473
Semtech Corp.* (Semiconductors)	136	4,114
Silicon Laboratories, Inc.* (Semiconductors)	68	2,656

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 175

Common Stocks, continued

	Shares	Value
Skyworks Solutions, Inc.* (Semiconductors)	272	$6,533
Solarwinds, Inc.* (Software)	68	2,413
Solera Holdings, Inc. (Software)	136	7,740
Symantec Corp. (Internet)	1,088	29,028
Synaptics, Inc.* (Computers)	68	2,720
Synopsys, Inc.* (Computers)	272	10,075
Tech Data Corp.* (Electronics)	68	3,491
Teradata Corp.* (Computers)	272	16,081
Teradyne, Inc.* (Semiconductors)	272	4,485
Texas Instruments, Inc. (Semiconductors)	1,768	69,306
The Ultimate Software Group, Inc.* (Software)	68	9,200
Tibco Software, Inc.* (Internet)	272	6,784
Vantiv, Inc.* (Commercial Services)	136	3,548
VeriFone Systems, Inc.* (Software)	204	3,890
VeriSign, Inc.* (Internet)	204	9,759
ViaSat, Inc.* (Telecommunications)	68	4,542
VMware, Inc.*—Class A (Software)	136	11,178
Western Digital Corp. (Computers)	340	21,889
Xerox Corp. (Office/Business Equipment)	1,904	18,469
Xilinx, Inc. (Semiconductors)	408	19,050
Yahoo!, Inc.* (Internet)	1,496	42,023
TOTAL COMMON STOCKS (Cost $1,814,428)		3,973,416

Repurchase Agreements(a)(b) (22.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $1,176,001	$1,176,000	$1,176,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,176,000)		1,176,000
TOTAL INVESTMENT SECURITIES (Cost $2,990,428)—100.3%		5,149,416
Net other assets (liabilities)—(0.3)%		(16,681)
NET ASSETS—100.0%		$5,132,735

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $1,048,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$1,782,961	$29,571
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	1,947,814	35,190
		$64,761

Technology UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Commercial Services	$18,988	0.4%
Computers	1,410,896	27.5%
Distribution/Wholesale	6,210	0.1%
Electronics	11,667	0.2%
Internet	527,556	10.3%
Office/Business Equipment	24,082	0.5%
Semiconductors	746,528	14.5%
Software	883,487	17.2%
Telecommunications	344,002	6.7%
Other**	1,159,319	22.6%
Total	$5,132,735	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

176 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (50.7%)

	Shares	Value
AT&T, Inc. (Telecommunications)	29,512	$1,040,889
CenturyLink, Inc. (Telecommunications)	3,348	120,026
Crown Castle International Corp.* (Telecommunications)	1,612	113,243
Frontier Communications Corp. (Telecommunications)	5,456	23,788
Level 3 Communications, Inc.* (Telecommunications)	868	19,139
NII Holdings, Inc.*—Class B (Telecommunications)	930	6,677
SBA Communications Corp.*—Class A (Telecommunications)	682	50,529
Sprint Corp.* (Telecommunications)	4,898	29,192
Telephone & Data Systems, Inc. (Telecommunications)	558	14,793
T-Mobile U.S., Inc.* (Telecommunications)	930	22,422
tw telecom, Inc.* (Telecommunications)	806	24,003
Verizon Communications, Inc. (Telecommunications)	15,686	776,144
Windstream Corp. (Telecommunications)	3,224	26,920
TOTAL COMMON STOCKS (Cost $1,624,993)		2,267,765

Repurchase Agreements(a)(b) (33.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $1,516,001	$1,516,000	$1,516,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,516,000)		1,516,000
TOTAL INVESTMENT SECURITIES (Cost $3,140,993)—84.6%		3,783,765
Net other assets (liabilities)—15.4%		686,954
NET ASSETS—100.0%		$4,470,719

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $1,188,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$2,207,673	$(31,123)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	2,218,463	(42,379)
		$(73,502)

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Telecommunications	$2,267,765	50.7%
Other**	2,202,954	49.3%
Total	$4,470,719	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 177

Common Stocks (59.8%)

	Shares	Value
AGL Resources, Inc. (Gas)	2,090	$95,701
ALLETE, Inc. (Electric)	665	35,657
Alliant Energy Corp. (Electric)	1,900	100,643
Ameren Corp. (Electric)	4,275	153,088
American Electric Power, Inc. (Electric)	8,455	391,889
American Water Works Co., Inc. (Water)	3,135	133,802
Aqua America, Inc. (Water)	2,470	83,634
Atmos Energy Corp. (Gas)	1,615	71,448
Avista Corp. (Electric)	1,045	30,075
Black Hills Corp. (Electric)	760	40,318
Calpine Corp.* (Electric)	6,650	133,067
CenterPoint Energy, Inc. (Gas)	7,505	186,274
Cleco Corp. (Electric)	1,045	50,693
CMS Energy Corp. (Electric)	4,655	130,293
Consolidated Edison, Inc. (Electric)	5,130	307,287
Dominion Resources, Inc. (Electric)	10,070	597,251
DTE Energy Co. (Electric)	3,040	214,928
Duke Energy Corp. (Electric)	12,350	876,850
Dynegy, Inc.* (Electric)	1,710	35,636
Edison International (Electric)	5,700	284,145
El Paso Electric Co. (Electric)	665	25,117
Entergy Corp. (Electric)	3,135	211,613
Exelon Corp. (Electric)	14,915	456,250
FirstEnergy Corp. (Electric)	7,315	278,482
Great Plains Energy, Inc. (Electric)	2,660	64,345
Hawaiian Electric Industries, Inc. (Electric)	1,710	45,589
IDACORP, Inc. (Electric)	855	45,118
Integrys Energy Group, Inc. (Electric)	1,425	89,490
ITC Holdings Corp. (Electric)	950	87,182
National Fuel Gas Co. (Electric)	1,425	92,383
New Jersey Resources Corp. (Gas)	760	34,018
NextEra Energy, Inc. (Electric)	6,270	543,044
NiSource, Inc. (Gas)	5,415	166,349
Northeast Utilities System (Electric)	5,510	244,699
Northwest Natural Gas Co. (Gas)	475	20,872
NorthWestern Corp. (Electric)	665	28,063
NRG Energy, Inc. (Electric)	5,605	150,326
NV Energy, Inc. (Electric)	4,085	96,529
ONEOK, Inc. (Pipelines)	3,610	191,150
Pepco Holdings, Inc. (Electric)	4,370	89,804
PG&E Corp. (Electric)	7,695	353,124
Piedmont Natural Gas Co., Inc. (Gas)	1,330	45,952
Pinnacle West Capital Corp. (Electric)	1,900	111,910
PNM Resources, Inc. (Electric)	1,425	33,459
Portland General Electric Co. (Electric)	1,330	42,161
PPL Corp. (Electric)	11,020	350,105
Public Service Enterprise Group, Inc. (Electric)	8,835	298,535
Questar Corp. (Gas)	3,040	72,534
SCANA Corp. (Electric)	2,470	128,218
Sempra Energy (Gas)	3,895	341,318
South Jersey Industries, Inc. (Gas)	570	34,827
Southern Co. (Electric)	15,200	681,567
Southwest Gas Corp. (Gas)	855	42,442
Spectra Energy Corp. (Pipelines)	11,685	420,543
TECO Energy, Inc. (Electric)	3,610	63,789
The AES Corp. (Electric)	10,830	134,725
UGI Corp. (Gas)	1,995	83,770
UIL Holdings Corp. (Electric)	855	34,918
UNS Energy Corp. (Electric)	760	38,646
Vectren Corp. (Gas)	1,425	52,754
Westar Energy, Inc. (Electric)	2,185	73,394
WGL Holdings, Inc. (Gas)	855	39,304
Wisconsin Energy Corp. (Electric)	3,990	173,485
Xcel Energy, Inc. (Electric)	8,645	258,918
TOTAL COMMON STOCKS (Cost $8,598,209)		10,823,500

Repurchase Agreements(a)(b) (41.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $7,447,005	$7,447,000	$7,447,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,447,000)		7,447,000
TOTAL INVESTMENT SECURITIES (Cost $16,045,209)—100.9%		18,270,500
Net other assets (liabilities)—(0.9)%		(165,313)
NET ASSETS—100.0%		$18,105,187

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $3,562,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$8,019,590	$(47,329)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	8,335,886	(58,701)
		$(106,030)

Utilities UltraSector ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Electric	$8,706,808	48.1%
Gas	1,287,563	7.1%
Pipelines	611,693	3.4%
Water	217,436	1.2%
Other**	7,281,687	40.2%
Total	$18,105,187	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

178 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (95.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $1,489,001	$1,489,000	$1,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,489,000)		1,489,000
TOTAL INVESTMENT SECURITIES (Cost $1,489,000)—95.0%		1,489,000
Net other assets (liabilities)—5.0%		78,438
NET ASSETS—100.0%		$1,567,438

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $528,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(837,170)	$10,375
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(728,381)	17,245
		$27,620

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 179

Repurchase Agreements(a)(b) (137.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $17,304,012	$17,304,000	$17,304,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,304,000)		17,304,000
TOTAL INVESTMENT SECURITIES (Cost $17,304,000)—137.6%		17,304,000
Net other assets (liabilities)—(37.6)%		(4,725,825)
NET ASSETS—100.0%		$12,578,175

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $4,291,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(6,272,223)	$205,643
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(6,304,836)	239,125
		$444,768

See accompanying notes to the financial statements.

180 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (103.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $5,092,004	$5,092,000	$5,092,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,092,000)		5,092,000
TOTAL INVESTMENT SECURITIES (Cost $5,092,000)—103.6%		5,092,000
Net other assets (liabilities)—(3.6)%		(174,770)
NET ASSETS—100.0%		$4,917,230

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $874,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(2,831,320)	$97,864
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(2,082,117)	88,082
		$185,946

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 181

U.S. Treasury Obligations (47.8%)

	Principal Amount	Value
U.S. Treasury Bonds, 2.875%, 5/15/43	$31,420,000	$27,058,020
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,937,450)		27,058,020

Repurchase Agreements(a)(b) (76.8%)

Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $43,449,030	43,449,000	43,449,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,449,000)		43,449,000
TOTAL INVESTMENT SECURITIES (Cost $70,386,450)—124.6%		70,507,020
Net other assets (liabilities)—(24.6)%		(13,898,925)
NET ASSETS—100.0%		$56,608,095

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $650,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.875% due on 5/15/43	$37,030,391	$272,603
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 2.875% due on 5/15/43	6,286,555	20,707
		$293,310

See accompanying notes to the financial statements.

182 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $51,357,036	$51,357,000	$51,357,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,357,000)		51,357,000
TOTAL INVESTMENT SECURITIES (Cost $51,357,000)—99.7%		51,357,000
Net other assets (liabilities)—0.3%		152,355
NET ASSETS—100.0%		$51,509,355

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $822,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note 1.75%, due 5/15/23	$(50,794,078)	$(500,702)
Swap Agreement with Credit Suisse International, based on the 10-Year U.S. Treasury Note, 1.75% due on 5/15/23	(464,297)	(3,467)
		$(504,169)

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 183

Repurchase Agreements(a)(b) (97.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $143,823,099	$143,823,000	$143,823,000
TOTAL REPURCHASE AGREEMENTS (Cost $143,823,000)		143,823,000
TOTAL INVESTMENT SECURITIES (Cost $143,823,000)—97.5%		143,823,000
Net other assets (liabilities)—2.5%		3,666,275
NET ASSETS—100.0%		$147,489,275

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $3,102,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.875% due on 5/15/43	$(166,636,758)	$(465,283)
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 2.875% due on 5/15/43	(16,448,383)	(56,289)
		$(521,572)

See accompanying notes to the financial statements.

184 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (103.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $86,792,060	$86,792,000	$86,792,000
TOTAL REPURCHASE AGREEMENTS (Cost $86,792,000)		86,792,000
TOTAL INVESTMENT SECURITIES (Cost $86,792,000)—103.0%		86,792,000
Net other assets (liabilities)—(3.0)%		(2,556,097)
NET ASSETS—100.0%		$84,235,903

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2013, the aggregate amount held in a segregated account was $8,105,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 185

At July 31, 2013, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	8/9/13	4,131,685	$6,168,151	$6,283,884	$(115,733)
Canadian Dollar vs. U.S. Dollar	8/9/13	5,497,547	5,224,861	5,352,302	(127,441)
Euro vs. U.S. Dollar	8/9/13	20,731,261	26,636,146	27,577,481	(941,335)
Japanese Yen vs. U.S. Dollar	8/9/13	411,735,459	4,104,385	4,206,317	(101,932)
Swedish Krona vs. U.S. Dollar	8/9/13	14,970,731	2,212,380	2,297,086	(84,706)
Swiss Franc vs. U.S. Dollar	8/9/13	1,733,494	1,790,800	1,873,782	(82,982)
Total Short Contracts			$46,136,723	$47,590,852	$(1,454,129)
Long:
British Sterling Pound vs. U.S. Dollar	8/9/13	704,891	$1,059,535	$1,072,070	$12,535
Canadian Dollar vs. U.S. Dollar	8/9/13	828,905	791,219	807,005	15,786
Euro vs. U.S. Dollar	8/9/13	4,014,332	5,206,599	5,340,011	133,412
Japanese Yen vs. U.S. Dollar	8/9/13	125,875,620	1,262,729	1,285,954	23,225
Swedish Krona vs. U.S. Dollar	8/9/13	2,567,672	381,897	393,980	12,083
Swiss Franc vs. U.S. Dollar	8/9/13	301,189	314,813	325,563	10,750
Total Long Contracts			$9,016,792	$9,224,583	$207,791

At July 31, 2013, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	8/9/13	3,856,077	$5,756,313	$5,864,711	$(108,398)
Canadian Dollar vs. U.S. Dollar	8/9/13	4,116,487	3,911,995	4,007,730	(95,735)
Euro vs. U.S. Dollar	8/9/13	24,170,385	31,056,769	32,152,330	(1,095,561)
Japanese Yen vs. U.S. Dollar	8/9/13	964,561,569	9,619,835	9,854,027	(234,192)
Swedish Krona vs. U.S. Dollar	8/9/13	13,597,215	2,009,119	2,086,336	(77,217)
Swiss Franc vs. U.S. Dollar	8/9/13	1,733,603	1,790,559	1,873,900	(83,341)
Total Short Contracts			$54,144,590	$55,839,034	$(1,694,444)
Long:
British Sterling Pound vs. U.S. Dollar	8/9/13	694,999	$1,061,827	$1,057,024	$(4,803)
Canadian Dollar vs. U.S. Dollar	8/9/13	827,690	801,105	805,823	4,718
Euro vs. U.S. Dollar	8/9/13	3,938,800	5,201,746	5,239,535	37,789
Japanese Yen vs. U.S. Dollar	8/9/13	101,236,014	1,019,744	1,034,234	14,490
Swedish Krona vs. U.S. Dollar	8/9/13	2,820,039	431,404	432,702	1,298
Swiss Franc vs. U.S. Dollar	8/9/13	315,701	337,381	341,250	3,869
Total Long Contracts			$8,853,207	$8,910,568	$57,361

See accompanying notes to the financial statements.

186 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2013

Repurchase Agreements(a)(b) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.04%, dated 7/31/13, due 8/1/13, total to be received $7,381,005	$7,381,000	$7,381,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,381,000)		7,381,000
TOTAL INVESTMENT SECURITIES (Cost $7,381,000)—96.9%		7,381,000
Net other assets (liabilities)—3.1%		239,202
NET ASSETS—100.0%		$7,620,202

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2013, the aggregate amount held in a segregated account was $463,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2013 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 187

At July 31, 2013, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/9/13	86,941	$133,301	$132,229	$1,072
Canadian Dollar vs. U.S. Dollar	8/9/13	107,066	103,877	104,237	(360)
Euro vs. U.S. Dollar	8/9/13	495,021	653,818	658,495	(4,677)
Japanese Yen vs. U.S. Dollar	8/9/13	15,038,129	150,410	153,631	(3,221)
Swedish Krona vs. U.S. Dollar	8/9/13	307,052	47,314	47,114	200
Swiss Franc vs. U.S. Dollar	8/9/13	37,935	40,500	41,005	(505)
Total Short Contracts			$1,129,220	$1,136,711	$(7,491)
Long:
British Pound Sterling vs. U.S. Dollar	8/9/13	343,205	$512,714	$521,981	$9,267
Canadian Dollar vs. U.S. Dollar	8/9/13	501,632	476,984	488,379	11,395
Euro vs. U.S. Dollar	8/9/13	1,918,430	2,467,494	2,551,966	84,472
Japanese Yen vs. U.S. Dollar	8/9/13	51,197,786	510,328	523,041	12,713
Swedish Krona vs. U.S. Dollar	8/9/13	1,669,100	246,868	256,104	9,236
Swiss Franc vs. U.S. Dollar	8/9/13	128,288	132,746	138,670	5,924
Total Long Contracts			$4,347,134	$4,480,141	$133,007

At July 31, 2013, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/9/13	524,112	$798,608	$797,123	$1,485
Canadian Dollar vs. U.S. Dollar	8/9/13	632,895	613,757	616,174	(2,417)
Euro vs. U.S. Dollar	8/9/13	3,000,727	3,976,631	3,991,677	(15,046)
Japanese Yen vs. U.S. Dollar	8/9/13	91,716,783	934,548	936,985	(2,437)
Swedish Krona vs. U.S. Dollar	8/9/13	1,870,215	285,189	286,963	(1,774)
Swiss Franc vs. U.S. Dollar	8/9/13	233,977	251,349	252,913	(1,564)
Total Short Contracts			$6,860,082	$6,881,835	$(21,753)
Long:
British Pound Sterling vs. U.S. Dollar	8/9/13	861,957	$1,309,419	$1,310,951	$1,532
Canadian Dollar vs. U.S. Dollar	8/9/13	951,081	917,853	925,954	8,101
Euro vs. U.S. Dollar	8/9/13	4,882,812	6,393,894	6,495,295	101,401
Japanese Yen vs. U.S. Dollar	8/9/13	156,894,894	1,582,631	1,602,849	20,218
Swedish Krona vs. U.S. Dollar	8/9/13	2,599,914	395,883	398,927	3,044
Swiss Franc vs. U.S. Dollar	8/9/13	398,022	420,575	430,233	9,658
Total Long Contracts			$11,020,255	$11,164,209	$143,954

See accompanying notes to the financial statements.

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Statements of Assets and Liabilities

190 :: Statements of Assets and Liabilities :: July 31, 2013

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$70,325,089	$25,488,469	$39,625,632	$28,429,658
Securities, at value	40,154,867	11,811,474	10,345,243	23,691,192
Repurchase agreements, at value	46,186,000	18,156,000	31,776,000	14,241,000
Total Investment Securities, at value	86,340,867	29,967,474	42,121,243	37,932,192
Cash	986	834	1,064	73
Segregated cash balances with brokers	397,170	93,200	224,550	269,120
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	43,705	5,193	3,335	11,338
Receivable for investments sold	—	—	12,101	—
Receivable for capital shares issued	3,944,048	53,321	127,762	295,864
Unrealized gain on swap agreements	15,443	119,936	120,946	51,014
Variation margin on futures contracts	2,700	9,200	7,359	13,340
Prepaid expenses	17,248	26,340	22,672	23,346
TOTAL ASSETS	90,762,167	30,275,498	42,641,191	38,596,287
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	262,491	2,419,887	7,958,303	1,434,596
Advisory fees payable	50,997	15,982	6,153	23,553
Management services fees payable	10,199	3,197	1,231	5,047
Administration fees payable	2,804	879	810	1,387
Distribution and services fees payable—Service Class	6,249	741	1,551	4,134
Transfer agency fees payable	15,567	4,071	4,546	7,689
Fund accounting fees payable	6,024	1,889	1,740	2,981
Compliance services fees payable	628	254	166	355
Service fees payable	122	38	35	60
Other accrued expenses	98,902	33,201	28,701	53,438
TOTAL LIABILITIES	453,983	2,480,139	8,003,236	1,533,240
NET ASSETS	$90,308,184	$27,795,359	$34,637,955	$37,063,047
NET ASSETS CONSIST OF:
Capital	$109,439,594	$19,768,774	$55,710,196	$21,946,669
Accumulated net investment income (loss)	(412,180)	(542,942)	(444,339)	(373,762)
Accumulated net realized gains (losses) on investments	(35,178,111)	3,810,521	(23,404,437)	5,675,589
Net unrealized appreciation (depreciation) on investments	16,458,881	4,759,006	2,776,535	9,814,551
NET ASSETS	$90,308,184	$27,795,359	$34,637,955	$37,063,047
NET ASSETS:
Investor Class	$83,879,600	$26,810,578	$32,723,788	$31,567,373
Service Class	6,428,584	984,781	1,914,167	5,495,674
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,095,543	424,196	560,260	316,990
Service Class	95,494	17,353	36,971	63,069
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$76.56	$63.20	$58.41	$99.58
Service Class	67.32	56.75	51.77	87.14

See accompanying notes to the financial statements.

July 31, 2013 :: Statements of Assets and Liabilities :: 191

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$20,602,038	$16,019,728	$22,518,377	$11,410,933	$36,382,413	$20,392,627
28,248,196	20,408,140	25,964,707	15,537,563	43,183,469	24,627,301
—	—	70,000	19,000	4,000	60,000
28,248,196	20,408,140	26,034,707	15,556,563	43,187,469	24,687,301
—	—	797	6,119	776	173
—	—	—	—	—	—
—	—	—	—	—	—
39,304	13,898	8,737	4,735	26,101	6,737
224,159	—	—	—	13,298	—
35,788	208,832	20,170	53,799	19,541	48,083
—	—	—	—	—	—
—	—	—	—	—	—
12,445	10,902	18,242	18,161	18,844	17,475
28,559,892	20,641,772	26,082,653	15,639,377	43,266,029	24,759,769

53,888	71,173	—	—	—	—
—	—	—	5,347	42,845	27,737
232,486	13,793	40,297	20,886	38,163	20,370
17,032	11,758	3,373	3,743	23,358	15,916
3,407	2,352	675	749	4,672	3,183
937	647	551	371	1,457	935
2,185	2,917	1,899	3,080	7,732	4,701
5,710	3,745	3,056	3,436	7,695	4,624
2,013	1,389	1,184	797	3,129	2,008
360	175	177	110	212	170
41	28	24	16	63	41
61,712	45,316	21,468	18,484	35,434	26,374
379,771	153,293	72,704	57,019	164,760	106,059
$28,180,121	$20,488,479	$26,009,949	$15,582,358	$43,101,269	$24,653,710

$16,569,326	$14,948,840	$24,124,496	$27,828,504	$67,061,725	$24,049,830
200,211	(15,301)	(97,347)	(247,531)	(137,023)	(237,934)
3,764,426	1,166,528	(1,533,530)	(16,144,245)	(30,628,489)	(3,452,860)
7,646,158	4,388,412	3,516,330	4,145,630	6,805,056	4,294,674
$28,180,121	$20,488,479	$26,009,949	$15,582,358	$43,101,269	$24,653,710

$23,658,036	$16,811,456	$21,421,383	$11,151,528	$34,020,260	$20,695,199
4,522,085	3,677,023	4,588,566	4,430,830	9,081,009	3,958,511

473,421	318,424	361,909	191,856	567,008	341,739
96,985	77,065	86,576	86,241	169,245	73,638

$49.97	$52.80	$59.19	$58.12	$60.00	$60.56
46.63	47.71	53.00	51.38	53.66	53.76

See accompanying notes to the financial statements.

192 :: Statements of Assets and Liabilities :: July 31, 2013

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$8,020,127	$62,882,271	$45,920,158	$37,755,600
Securities, at value	9,293,845	46,238,928	38,059,195	25,355,983
Repurchase agreements, at value	—	34,803,000	20,697,000	20,697,000
Total Investment Securities, at value	9,293,845	81,041,928	58,756,195	46,052,983
Cash	—	550	23	—
Segregated cash balances with brokers	—	229,156	242,320	299,400
Segregated cash balances with custodian	—	—	91	496
Dividends and interest receivable	23,598	40,575	16,708	8,640
Receivable for investments sold	—	—	—	34,623
Receivable for capital shares issued	42,736	16,960,851	467,570	4,003,623
Due from Advisor under an expense limitation agreement	6,328	—	—	—
Unrealized gain on swap agreements	—	41,108	505,827	234,219
Variation margin on futures contracts	—	399	23,920	9,600
Prepaid expenses	9,945	9,328	12,543	15,002
TOTAL ASSETS	9,376,452	98,323,895	60,025,197	50,658,586
LIABILITIES:
Cash overdraft	69,625	—	—	4,450
Payable for investments purchased	—	4,867,837	—	—
Payable for capital shares redeemed	58,731	968,747	318,056	1,210,911
Unrealized loss on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	39,949	35,708	29,846
Management services fees payable	—	7,990	7,142	5,969
Administration fees payable	201	2,200	1,968	1,502
Distribution and services fees payable—Service Class	999	4,405	1,850	1,992
Transfer agency fees payable	2,136	16,904	9,374	11,244
Fund accounting fees payable	431	4,726	4,228	3,227
Compliance services fees payable	67	503	393	326
Service fees payable	9	96	86	65
Other accrued expenses	14,749	70,049	57,050	54,568
TOTAL LIABILITIES	146,948	5,983,406	435,855	1,324,100
NET ASSETS	$9,229,504	$92,340,489	$59,589,342	$49,334,486
NET ASSETS CONSIST OF:
Capital	$19,439,448	$152,735,750	$55,083,813	$69,943,807
Accumulated net investment income (loss)	213,769	(213,581)	(599,566)	(762,561)
Accumulated net realized gains (losses) on investments	(11,697,431)	(78,534,401)	(8,627,089)	(28,776,248)
Net unrealized appreciation (depreciation) on investments	1,273,718	18,352,721	13,732,184	8,929,488
NET ASSETS	$9,229,504	$92,340,489	$59,589,342	$49,334,486
NET ASSETS:
Investor Class	$6,143,102	$72,956,978	$57,274,410	$46,230,913
Service Class	3,086,402	19,383,511	2,314,932	3,103,573
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	441,583	1,062,024	847,970	1,507,301
Service Class	216,239	320,528	38,486	115,165
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$13.91	$68.70	$67.54	$30.67
Service Class	14.27	60.47	60.15	26.95

See accompanying notes to the financial statements.

July 31, 2013 :: Statements of Assets and Liabilities :: 193

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$16,342,163	$89,578,185	$6,285,000	$16,045,559	$10,285,004	$8,968,866
17,038,404	91,893,107	—	13,439,307	9,613,104	8,201,698
5,029,000	52,757,000	6,285,000	4,611,000	3,213,000	3,249,000
22,067,404	144,650,107	6,285,000	18,050,307	12,826,104	11,450,698
714	269	917	146	966	924
94,140	992,960	—	—	—	—
—	748	—	—	—	—
22,261	53,712	4	40,093	32,066	15,647
—	—	—	—	—	—
129,597	7,279,844	22,196	417,348	743,680	76,645
—	—	—	—	—	—
—	1,206,693	17,028	—	—	147,931
—	49,220	—	—	—	—
22,278	22,886	14,025	11,992	3,236	7,881
22,336,394	154,256,439	6,339,170	18,519,886	13,606,052	11,699,726

—	—	—	—	—	—
—	—	—	—	801,188	594,397
181,916	1,832,890	46,613	75,634	68,771	215,699
32,472	—	—	37,638	102,889	—
2,657	—	—	—	—	—
13,948	83,310	4,221	10,315	7,083	731
2,789	16,662	844	2,063	1,417	146
816	4,592	232	567	389	335
1,792	4,283	294	1,587	454	701
5,404	31,103	3,384	4,371	2,741	4,001
1,752	9,865	499	1,219	835	720
173	976	303	144	97	121
36	200	10	25	17	15
31,528	156,485	52,537	29,121	18,747	18,674
275,283	2,140,366	108,937	162,684	1,004,628	835,540
$22,061,111	$152,116,073	$6,230,233	$18,357,202	$12,601,424	$10,864,186

$31,074,224	$386,883,342	$31,478,667	$283,983,532	$31,185,596	$17,313,105
(193,824)	(572,256)	(812,297)	19,254	16,690	(114,007)
(14,614,658)	(291,744,626)	(24,453,165)	(267,612,694)	(21,039,073)	(8,964,675)
5,795,369	57,549,613	17,028	1,967,110	2,438,211	2,629,763
$22,061,111	$152,116,073	$6,230,233	$18,357,202	$12,601,424	$10,864,186

$20,628,845	$147,042,632	$5,840,773	$15,468,733	$12,069,268	$9,992,776
1,432,266	5,073,441	389,460	2,888,469	532,156	871,410

418,139	3,086,461	412,621	1,625,598	1,857,899	1,153,201
31,488	122,518	29,006	312,931	83,307	106,001

$49.33	$47.64	$14.16	$9.52	$6.50	$8.67
45.49	41.41	13.43	9.23	6.39	8.22

See accompanying notes to the financial statements.

194 :: Statements of Assets and Liabilities :: July 31, 2013

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$49,361,000	$44,433,000	$4,645,000	$3,437,000
Repurchase agreements, at value	49,361,000	44,433,000	4,645,000	3,437,000
Total Investment Securities, at value	49,361,000	44,433,000	4,645,000	3,437,000
Cash	909	572	740	69
Segregated cash balances with brokers	6,044,625	129,113	44,555	20,160
Segregated cash balances with custodian	—	—	959	—
Interest receivable	34	31	3	2
Receivable for capital shares issued	1,657,698	739,922	8,236,767	537,443
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized gain on swap agreements	292,036	—	—	—
Variation margin on futures contracts	—	—	951	—
Prepaid expenses	14,059	8,366	15,348	19,292
TOTAL ASSETS	57,370,361	45,311,004	12,944,323	4,013,966
LIABILITIES:
Payable for capital shares redeemed	990,384	1,069,796	215,361	3,950
Unrealized loss on swap agreements	—	17,745	17,743	20,724
Variation margin on futures contracts	321,598	825	—	920
Advisory fees payable	53,450	32,013	2,110	3,167
Management services fees payable	8,909	6,403	422	633
Administration fees payable	2,465	1,755	502	375
Distribution and services fees payable—Service Class	2,069	9,644	2,063	1,042
Transfer agency fees payable	12,896	9,031	2,699	2,398
Fund accounting fees payable	5,297	3,770	1,078	806
Compliance services fees payable	440	264	72	114
Service fees payable	107	76	22	16
Other accrued expenses	53,380	48,697	19,537	18,204
TOTAL LIABILITIES	1,450,995	1,200,019	261,609	52,349
NET ASSETS	$55,919,366	$44,110,985	$12,682,714	$3,961,617
NET ASSETS CONSIST OF:
Capital	$164,657,158	$128,842,361	$70,121,067	$30,274,446
Accumulated net investment income (loss)	(668,660)	(380,310)	(372,297)	(331,229)
Accumulated net realized gains (losses) on investments	(108,364,582)	(84,199,968)	(57,005,011)	(25,954,136)
Net unrealized appreciation (depreciation) on investments	295,450	(151,098)	(61,045)	(27,464)
NET ASSETS	$55,919,366	$44,110,985	$12,682,714	$3,961,617
NET ASSETS:
Investor Class	$54,889,605	$33,156,936	$9,669,061	$3,664,423
Service Class	1,029,761	10,954,049	3,013,653	297,194
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	4,393,167	2,636,439	1,814,966	659,502
Service Class	91,064	886,687	554,462	56,076
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$12.49	$12.58	$5.33	$5.56
Service Class	11.31	12.35	5.44	5.30

See accompanying notes to the financial statements.

July 31, 2013 :: Statements of Assets and Liabilities :: 195

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$20,580,000	$3,352,000	$21,829,000	$4,365,000	$10,723,000	$5,974,000
20,580,000	3,352,000	21,829,000	4,365,000	10,723,000	5,974,000
20,580,000	3,352,000	21,829,000	4,365,000	10,723,000	5,974,000
719	312	192	48	129	192
86,075	31,440	211,660	37,364	68,040	—
—	—	322	—	279	—
14	2	15	3	7	4
375,221	354,393	1,132,611	533,320	386,797	121,148
—	—	—	974	—	—
—	—	—	9,605	—	—
—	—	—	1,202	—	—
7,999	7,035	16,032	18,124	18,223	11,299
21,050,028	3,745,182	23,189,832	4,965,640	11,196,475	6,106,643

163,445	366,991	211,263	32,024	148,264	47,745
24,162	37,987	141,514	—	143,479	17,193
550	2,760	6,080	—	3,105	—
18,779	2,143	15,004	—	8,478	3,295
3,756	429	3,001	—	1,696	659
1,027	130	772	160	454	228
4,798	216	2,318	255	385	1,742
8,151	1,246	5,738	1,209	3,818	1,957
2,206	280	1,660	343	975	490
216	30	173	40	114	76
45	6	34	7	20	10
40,827	4,717	27,497	10,776	19,270	18,991
267,962	416,935	415,054	44,814	330,058	92,386
$20,782,066	$3,328,247	$22,774,778	$4,920,826	$10,866,417	$6,014,257

$253,159,732	$26,792,759	$156,692,091	$25,517,051	$230,797,415	$70,805,936
(348,446)	(94,775)	(533,107)	(201,374)	(169,105)	(428,597)
(231,919,439)	(23,297,139)	(133,130,713)	(20,405,618)	(219,543,483)	(64,345,889)
(109,781)	(72,598)	(253,493)	10,767	(218,410)	(17,193)
$20,782,066	$3,328,247	$22,774,778	$4,920,826	$10,866,417	$6,014,257

$19,560,133	$3,158,240	$20,574,398	$4,591,076	$10,352,534	$4,001,429
1,221,933	170,007	2,200,380	329,750	513,883	2,012,828

1,987,897	365,911	4,766,177	467,662	1,791,983	967,571
128,680	20,708	510,592	35,507	87,298	505,618

$9.84	$8.63	$4.32	$9.82	$5.78	$4.14
9.50	8.21	4.31	9.29	5.89	3.98

See accompanying notes to the financial statements.

196 :: Statements of Assets and Liabilities :: July 31, 2013

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$16,668,000	$6,937,000	$2,149,000	$7,596,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	16,668,000	6,937,000	2,149,000	7,596,000
Total Investment Securities, at value	16,668,000	6,937,000	2,149,000	7,596,000
Cash	755	637	856	511
Segregated cash balances with brokers	—	—	—	946,738
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	12	5	1	5
Receivable for capital shares issued	200,037	70,703	32,712	353,736
Unrealized gain on swap agreements	50,167	52,289	—	—
Variation margin on futures contracts	—	—	—	49,213
Prepaid expenses	10,803	2,526	7,110	9,398
TOTAL ASSETS	16,929,774	7,063,160	2,189,679	8,955,601
LIABILITIES:
Payable for capital shares redeemed	229,040	69,766	49,855	222,322
Unrealized loss on swap agreements	—	—	44,763	39,073
Advisory fees payable	11,961	5,147	1,016	2,764
Management services fees payable	2,392	1,029	203	461
Administration fees payable	564	230	77	163
Distribution and services fees payable—Service Class	1,441	913	103	50
Transfer agency fees payable	2,568	1,452	481	1,139
Fund accounting fees payable	1,211	493	165	350
Compliance services fees payable	70	37	21	40
Service fees payable	25	10	3	7
Other accrued expenses	12,618	6,864	4,654	5,028
TOTAL LIABILITIES	261,890	85,941	101,341	271,397
NET ASSETS	$16,667,884	$6,977,219	$2,088,338	$8,684,204
NET ASSETS CONSIST OF:
Capital	$114,931,912	$25,670,080	$11,237,331	$17,597,041
Accumulated net investment income (loss)	(206,040)	(122,150)	(92,424)	(94,121)
Accumulated net realized gains (losses) on investments	(98,108,155)	(18,623,000)	(9,011,806)	(9,364,283)
Net unrealized appreciation (depreciation) on investments	50,167	52,289	(44,763)	545,567
NET ASSETS	$16,667,884	$6,977,219	$2,088,338	$8,684,204
NET ASSETS:
Investor Class	$15,806,596	$6,768,466	$1,980,295	$8,459,986
Service Class	861,288	208,753	108,043	224,218
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,321,707	394,522	569,828	1,110,519
Service Class	74,139	12,873	32,709	30,540
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$11.96	$17.16	$3.48	$7.62
Service Class	11.62	16.22	3.30	7.34

See accompanying notes to the financial statements.

July 31, 2013 :: Statements of Assets and Liabilities :: 197

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$29,347,140	$6,585,546	$300,865,145	$10,990,789	$42,860,643	$19,471,917
22,888,692	6,727,833	192,207,981	5,984,753	26,864,054	13,885,401
13,961,000	3,921,000	154,937,000	5,992,000	20,139,000	9,501,000
36,849,692	10,648,833	347,144,981	11,976,753	47,003,054	23,386,401
128	569	753	729	732	542
—	—	—	—	—	—
—	—	—	—	—	588
9,649	9,944	242,489	9,407	8,436	7,222
789,719	21,455	3,091,992	25,255	195,165	359,031
—	—	8,017,520	—	28,090	—
—	—	—	—	—	—
16,021	12,959	25,803	7,810	12,278	14,839
37,665,209	10,693,760	358,523,538	12,019,954	47,247,755	23,768,623

1,032,751	23,738	1,250,836	1,375,173	823,824	269,604
912,834	54,117	—	44,792	—	398,597
27,891	8,413	196,146	8,129	28,336	17,379
5,578	1,682	39,229	1,626	5,667	3,476
1,496	399	10,834	347	1,390	780
2,060	1,300	10,085	786	2,869	2,398
5,791	2,062	33,538	1,448	4,747	3,968
3,215	858	23,277	745	2,986	1,676
216	100	1,643	58	178	130
65	17	472	15	61	34
37,813	19,964	229,042	12,035	29,490	23,635
2,029,710	112,650	1,795,102	1,445,154	899,548	721,677
$35,635,499	$10,581,110	$356,728,436	$10,574,800	$46,348,207	$23,046,946

$38,718,994	$53,383,536	$269,570,282	$11,015,644	$39,857,093	$36,236,133
(143,401)	(109,584)	(1,721,181)	(38,614)	(218,129)	(162,538)
(9,529,812)	(46,702,012)	34,581,979	(1,343,402)	2,538,742	(16,542,536)
6,589,718	4,009,170	54,297,356	941,172	4,170,501	3,515,887
$35,635,499	$10,581,110	$356,728,436	$10,574,800	$46,348,207	$23,046,946

$32,633,011	$9,011,782	$342,635,550	$9,687,782	$42,472,627	$20,211,417
3,002,488	1,569,328	14,092,886	887,018	3,875,580	2,835,529

1,249,746	205,770	1,937,031	147,276	740,769	1,786,862
117,912	37,941	90,478	14,207	73,114	277,722

$26.11	$43.80	$176.89	$65.78	$57.34	$11.31
25.46	41.36	155.76	62.44	53.01	10.21

See accompanying notes to the financial statements.

198 :: Statements of Assets and Liabilities :: July 31, 2013

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$24,760,733	$16,496,145	$32,768,668	$7,445,901
Securities, at value	16,507,329	10,233,510	22,636,589	4,740,668
Repurchase agreements, at value	12,793,000	7,953,000	17,943,000	3,914,000
Total Investment Securities, at value	29,300,329	18,186,510	40,579,589	8,654,668
Cash	572	168	807	917
Segregated cash balances with custodian	529	—	—	19
Dividends and interest receivable	23,913	7,570	1,899	3
Receivable for investments sold	—	—	—	1,081,746
Receivable for capital shares issued	680,633	274,110	632,380	49,299
Unrealized gain on swap agreements	216,730	—	578,974	—
Prepaid expenses	16,313	10,312	11,176	12,541
TOTAL ASSETS	30,239,019	18,478,670	41,804,825	9,799,193
LIABILITIES:
Payable for capital shares redeemed	52,249	18,283	162,169	89,749
Unrealized loss on swap agreements	—	71,822	—	530,626
Advisory fees payable	17,274	13,106	31,922	3,338
Management services fees payable	3,455	2,621	6,385	668
Administration fees payable	873	616	1,353	355
Distribution and services fees payable—Service Class	2,160	983	1,309	363
Transfer agency fees payable	4,528	2,088	5,302	1,972
Fund accounting fees payable	1,876	1,323	2,908	762
Compliance services fees payable	156	118	248	110
Service fees payable	38	27	59	15
Other accrued expenses	23,966	17,899	36,954	17,385
TOTAL LIABILITIES	106,575	128,886	248,609	645,343
NET ASSETS	$30,132,444	$18,349,784	$41,556,216	$9,153,850
NET ASSETS CONSIST OF:
Capital	$29,270,792	$19,764,577	$29,196,795	$16,672,755
Accumulated net investment income (loss)	(122,480)	(87,175)	(441,230)	(332,332)
Accumulated net realized gains (losses) on investments	(3,772,194)	(2,946,161)	4,410,756	(7,864,714)
Net unrealized appreciation (depreciation) on investments	4,756,326	1,618,543	8,389,895	678,141
NET ASSETS	$30,132,444	$18,349,784	$41,556,216	$9,153,850
NET ASSETS:
Investor Class	$26,328,709	$17,185,852	$39,750,682	$8,730,353
Service Class	3,803,735	1,163,932	1,805,534	423,497
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	882,152	323,448	1,359,141	201,632
Service Class	141,566	23,476	71,512	11,178
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$29.85	$53.13	$29.25	$43.30
Service Class	26.87	49.58	25.25	37.89

See accompanying notes to the financial statements.

July 31, 2013 :: Statements of Assets and Liabilities :: 199

Oil & Gas UltraSector ProFund	Oil Equipment Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$21,957,645	$8,136,675	$11,048,809	$41,318,967	$23,466,772	$1,944,730
26,551,759	9,169,944	8,685,191	17,535,117	16,576,818	1,723,208
12,426,000	3,576,000	4,918,000	18,206,000	13,498,000	1,026,000
38,977,759	12,745,944	13,603,191	35,741,117	30,074,818	2,749,208
761	740	410	948	488	736
—	—	—	—	—	643
18,518	6,039	22,895	48,728	9,369	3,307
—	—	—	—	7,709,083	—
437,308	1,944,293	78,399	664,654	115,815	86,533
—	—	72,814	—	—	—
14,632	13,747	12,543	15,181	15,446	11,538
39,448,978	14,710,763	13,790,252	36,470,628	37,925,019	2,851,965

298,906	86,214	30,665	2,711,573	10,010,099	8,692
542,043	347,862	—	1,105,764	1,166,057	32,563
25,619	10,492	9,909	16,018	16,744	2,804
5,124	2,099	1,982	3,204	3,349	561
1,410	488	455	882	923	196
3,318	499	3,952	1,897	707	849
7,262	2,251	4,315	7,007	3,867	1,209
3,029	1,049	978	1,895	1,982	422
287	109	125	239	205	48
61	21	20	38	40	9
54,524	21,747	17,169	45,599	38,215	7,505
941,583	472,831	69,570	3,894,116	11,242,188	54,858
$38,507,395	$14,237,932	$13,720,682	$32,576,512	$26,682,831	$2,797,107

$36,903,138	$40,059,839	$11,511,151	$136,873,959	$43,508,657	$20,570,321
(209,673)	(232,359)	10,029	(682,651)	72,941	(24,096)
(14,664,141)	(29,850,955)	(427,694)	(96,931,182)	(22,340,756)	(18,521,033)
16,478,071	4,261,407	2,627,196	(6,683,614)	5,441,989	771,915
$38,507,395	$14,237,932	$13,720,682	$32,576,512	$26,682,831	$2,797,107

$34,734,496	$13,661,706	$8,890,999	$29,803,840	$25,906,023	$2,626,856
3,772,899	576,226	4,829,683	2,772,672	776,808	170,251

703,510	604,527	522,171	2,314,683	875,440	161,513
86,935	27,336	302,704	233,871	26,662	11,740

$49.37	$22.60	$17.03	$12.88	$29.59	$16.26
43.40	21.08	15.96	11.86	29.14	14.50

See accompanying notes to the financial statements.

200 :: Statements of Assets and Liabilities :: July 31, 2013

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$2,990,428	$3,140,993	$16,045,209	$1,489,000
Securities, at value	3,973,416	2,267,765	10,823,500	—
Repurchase agreements, at value	1,176,000	1,516,000	7,447,000	1,489,000
Total Investment Securities, at value	5,149,416	3,783,765	18,270,500	1,489,000
Cash	227	423	91	733
Segregated cash balances with custodian	713	862	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	1,206	28,250	6,202	1
Receivable for investments sold	—	731,436	—	—
Receivable for capital shares issued	19,279	—	45,249	165,404
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under an expense limitation agreement	—	389	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized gain on swap agreements	64,761	—	—	27,620
Prepaid expenses	9,641	10,157	11,643	17,116
TOTAL ASSETS	5,245,243	4,555,282	18,333,777	1,699,874
LIABILITIES:
Payable for capital shares redeemed	91,816	104	96,620	123,692
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	—	73,502	106,030	—
Advisory fees payable	3,718	—	4,754	2,951
Management services fees payable	744	—	951	590
Administration fees payable	198	169	369	136
Distribution and services fees payable—Service Class	841	528	680	491
Transfer agency fees payable	1,576	979	1,503	1,154
Fund accounting fees payable	425	364	793	292
Compliance services fees payable	47	42	57	30
Service fees payable	9	7	16	6
Other accrued expenses	13,134	8,868	16,817	3,094
TOTAL LIABILITIES	112,508	84,563	228,590	132,436
NET ASSETS	$5,132,735	$4,470,719	$18,105,187	$1,567,438
NET ASSETS CONSIST OF:
Capital	$10,320,225	$5,322,020	$32,420,326	$21,271,612
Accumulated net investment income (loss)	(164,857)	(54,375)	(26,918)	(75,265)
Accumulated net realized gains (losses) on investments	(7,246,382)	(1,366,196)	(16,407,482)	(19,656,529)
Net unrealized appreciation (depreciation) on investments	2,223,749	569,270	2,119,261	27,620
NET ASSETS	$5,132,735	$4,470,719	$18,105,187	$1,567,438
NET ASSETS:
Investor Class	$4,161,930	$3,907,875	$17,304,679	$997,701
Service Class	970,805	562,844	800,508	569,737
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	107,721	201,377	643,914	151,893
Service Class	28,054	30,083	31,100	86,288
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$38.64	$19.41	$26.87	$6.57
Service Class	34.60	18.71	25.74	6.60

See accompanying notes to the financial statements.

July 31, 2013 :: Statements of Assets and Liabilities :: 201

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$17,304,000	$5,092,000	$70,386,450	$51,357,000	$143,823,000	$86,792,000
—	—	27,058,020	—	—	—
17,304,000	5,092,000	43,449,000	51,357,000	143,823,000	86,792,000
17,304,000	5,092,000	70,507,020	51,357,000	143,823,000	86,792,000
692	147	875	606	392	145
—	—	—	—	—	—
—	—	—	—	—	271,986
12	4	191,496	36	99	60
—	—	12,141,719	—	—	—
3,012,914	13,395	1,726,304	853,779	5,042,837	40,221
—	—	—	—	—	523,154
—	—	—	—	—	—
—	—	—	—	—	903,575
444,768	185,946	293,310	—	—	—
6,584	15,746	16,602	21,818	31,842	13,540
20,768,970	5,307,238	84,877,326	52,233,239	148,898,170	88,544,681

8,157,485	377,190	28,171,653	95,320	561,454	935,815
—	—	—	—	—	3,155,407
—	—	—	504,169	521,572	—
8,702	3,755	19,307	35,357	90,110	58,628
1,740	751	5,792	7,072	18,022	11,726
541	233	1,589	1,942	4,953	3,217
3,074	95	4,603	14,816	19,395	10,178
3,024	1,354	8,072	12,795	24,374	12,810
1,162	502	3,414	4,172	10,640	6,912
66	56	354	354	977	644
24	10	69	85	216	140
14,977	6,062	54,378	47,802	157,182	113,301
8,190,795	390,008	28,269,231	723,884	1,408,895	4,308,778
$12,578,175	$4,917,230	$56,608,095	$51,509,355	$147,489,275	$84,235,903

$31,015,333	$64,984,754	$64,321,613	$73,624,434	$387,052,684	$89,939,667
(195,242)	(101,882)	(78,330)	(974,369)	(3,127,524)	(2,466,764)
(18,686,684)	(60,151,588)	(8,049,068)	(20,636,541)	(235,914,313)	(353,579)
444,768	185,946	413,880	(504,169)	(521,572)	(2,883,421)
$12,578,175	$4,917,230	$56,608,095	$51,509,355	$147,489,275	$84,235,903

$12,184,432	$4,752,858	$39,203,129	$33,995,018	$125,980,149	$72,750,922
393,743	164,372	17,404,966	17,514,337	21,509,126	11,484,981

1,324,021	920,085	927,176	1,881,974	15,499,054	2,844,324
40,916	33,522	425,175	978,755	2,811,092	474,924

$9.20	$5.17	$42.28	$18.06	$8.13	$25.58
9.62	4.90	40.94	17.89	7.65	24.18

See accompanying notes to the financial statements.

202  :: Statements of Assets and Liabilities :: July 31, 2013

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$7,381,000
Repurchase agreements, at value	7,381,000
Total Investment Securities, at value	7,381,000
Cash	324
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	290,250
Interest receivable	5
Receivable for capital shares issued	8,037
Prepaid expenses	9,713
TOTAL ASSETS	7,690,230
LIABILITIES:
Payable for capital shares redeemed	4,721
Unrealized depreciation on forward currency contracts	42,533
Advisory fees payable	5,396
Management services fees payable	1,079
Administration fees payable	303
Distribution and services fees payable—Service Class	1,401
Transfer agency fees payable	1,882
Fund accounting fees payable	652
Compliance services fees payable	68
Service fees payable	13
Other accrued expenses	11,980
TOTAL LIABILITIES	70,028
NET ASSETS	$7,620,202
NET ASSETS CONSIST OF:
Capital	$9,421,750
Accumulated net investment income (loss)	(234,637)
Accumulated net realized gains (losses) on investments	(1,814,628)
Net unrealized appreciation (depreciation) on investments	247,717
NET ASSETS	$7,620,202
NET ASSETS:
Investor Class	$6,460,023
Service Class	1,160,179
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	293,071
Service Class	53,587
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$22.04
Service Class	21.65

See accompanying notes to the financial statements.

Statements of Operations

204 :: Statements of Operations :: For the Periods Indicated

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013
INVESTMENT INCOME:
Dividends	$890,522	$275,586	$136,298	$339,138
Interest	32,190	15,105	7,908	23,427
Foreign tax withholding	(603)	—	(70)	—
TOTAL INVESTMENT INCOME	922,109	290,691	144,136	362,565
EXPENSES:
Advisory fees	604,859	250,699	138,746	332,262
Management services fees	120,973	50,140	27,750	71,199
Administration fees	36,842	15,100	8,344	21,538
Distribution and services fees—Service Class	101,332	16,818	20,696	57,740
Transfer agency fees	122,054	38,552	30,726	64,758
Administrative services fees	236,536	104,781	50,113	140,488
Registration and filing fees	100,885	38,998	62,090	90,861
Custody fees	12,938	13,916	20,525	8,790
Fund accounting fees	82,144	34,892	24,523	46,910
Trustee fees	1,941	934	438	1,148
Compliance services fees	677	341	216	479
Service fees	4,383	1,765	981	2,715
Other fees	89,555	35,056	28,819	63,713
Total Gross Expenses before reductions	1,515,119	601,992	413,967	902,601
Less Expenses reduced by the Advisor	—	—	(67,311)	—
TOTAL NET EXPENSES	1,515,119	601,992	346,656	902,601
NET INVESTMENT INCOME (LOSS)	(593,010)	(311,301)	(202,520)	(540,036)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(206,831)	1,293,164	237,713	4,831,869
Net realized gains (losses) on futures contracts	2,378,466	882,349	242,737	919,482
Net realized gains (losses) on swap agreements	7,431,029	3,131,019	772,600	3,551,602
Change in net unrealized appreciation/depreciation on investments	7,330,776	2,591,625	1,807,842	(1,437,258)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	16,933,440	7,898,157	3,060,892	7,865,695
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,340,430	$7,586,856	$2,858,372	$7,325,659

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 205

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013

$1,204,583	$601,721	$387,617	$210,622	$470,651	$160,750
31	24	18	33	17	14
(781)	(333)	—	—	—	—
1,203,833	601,412	387,635	210,655	470,668	160,764

343,091	218,232	133,090	123,325	196,822	122,975
68,619	43,647	26,618	24,666	39,365	24,595
20,734	13,270	7,998	7,427	11,636	7,279
37,654	35,076	39,004	41,771	39,463	32,231
50,795	33,798	27,428	27,474	34,730	23,701
135,332	83,130	50,989	38,133	79,823	49,187
37,696	37,952	32,575	29,936	35,720	30,896
47,396	33,953	34,647	27,033	59,883	41,320
46,561	30,055	18,870	17,339	27,711	17,793
1,184	731	490	371	559	348
339	385	145	149	221	147
2,428	1,556	782	903	1,244	657
50,317	30,151	19,891	15,169	30,870	15,878
842,146	561,936	392,527	353,696	558,047	367,007
(1,374)	(116)	(39,245)	(21,850)	(54,991)	(44,470)
840,772	561,820	353,282	331,846	503,056	322,537
363,061	39,592	34,353	(121,191)	(32,388)	(161,773)

7,786,476	8,599,594	1,823,112	3,040,774	1,745,363	2,330,512
—	—	—	—	—	—
—	—	—	—	—	—
2,170,895	(3,136,596)	1,992,583	1,239,858	3,959,427	1,933,189
9,957,371	5,462,998	3,815,695	4,280,632	5,704,790	4,263,701
$10,320,432	$5,502,590	$3,850,048	$4,159,441	$5,672,402	$4,101,928

See accompanying notes to the financial statements.

206 :: Statements of Operations :: For the Periods Indicated

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013
INVESTMENT INCOME:
Dividends	$511,613	$780,674	$421,787	$409,186
Interest	15	16,080	11,126	9,976
Foreign tax withholding	(52,728)	(478)	—	(219)
TOTAL INVESTMENT INCOME	458,900	796,276	432,913	418,943
EXPENSES:
Advisory fees	116,273	426,621	327,265	274,502
Management services fees	23,255	85,325	65,453	54,901
Administration fees	6,945	25,767	19,700	16,627
Distribution and services fees—Service Class	19,999	47,025	29,483	13,096
Transfer agency fees	21,926	97,507	60,551	68,924
Administrative services fees	43,021	128,062	125,764	80,892
Registration and filing fees	28,003	41,174	33,112	53,280
Custody fees	11,048	36,519	13,145	17,200
Fund accounting fees	15,021	58,265	44,270	42,217
Trustee fees	363	1,290	1,079	833
Compliance services fees	159	344	342	250
Service fees	705	2,887	1,915	1,863
Other fees	18,370	59,492	47,338	54,360
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	305,088	1,010,278	769,417	678,945
Less Expenses reduced by the Advisor	(4,811)	—	—	(2,847)
TOTAL NET EXPENSES	300,277	1,010,278	769,417	676,098
NET INVESTMENT INCOME (LOSS)	158,623	(214,002)	(336,504)	(257,155)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,094,763	1,821,523	1,839,265	1,662,701
Net realized gains (losses) on futures contracts	—	1,671,772	1,100,874	1,364,695
Net realized gains (losses) on swap agreements	—	18,803,340	13,587,035	14,229,584
Change in net unrealized appreciation/depreciation on investments	689,748	5,292,436	6,378,452	6,131,295
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,784,511	27,589,071	22,905,626	23,388,275
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,943,134	$27,375,069	$22,569,122	$23,131,120

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 207

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013

$309,758	$1,543,765	$—	$506,881	$360,176	$217,258
5,164	35,037	28,440	5,522	3,733	4,127
—	—	—	(54,942)	(36,547)	(19,446)
314,922	1,578,802	28,440	457,461	327,362	201,939

149,261	1,001,623	270,846	176,176	117,118	121,659
29,852	200,326	54,170	35,236	23,424	24,332
9,075	61,479	16,317	10,483	7,049	7,309
25,186	56,764	5,561	13,749	9,168	26,690
31,610	219,768	28,797	39,048	26,433	37,875
53,089	339,003	94,220	57,236	30,547	30,819
75,468	95,672	34,553	35,834	31,385	31,428
7,123	15,049	7,580	19,573	18,574	16,909
19,436	132,243	34,682	22,815	15,343	15,867
454	3,155	932	521	368	399
123	1,043	458	422	51	118
960	7,489	1,908	1,385	936	850
27,280	177,753	36,615	29,531	17,773	22,872
—	—	22,198	—	—	—
428,917	2,311,367	608,837	442,009	298,169	337,127
(52,578)	—	—	—	—	(24,125)
376,339	2,311,367	608,837	442,009	298,169	313,002
(61,417)	(732,565)	(580,397)	15,452	29,193	(111,063)

124,120	7,580,274	—	513,407	1,076,768	340,059
616,149	3,410,939	—	—	—	—
4,348,090	25,248,653	6,617,901	(1,039,587)	(1,760,411)	1,461,436
2,022,312	8,137,896	535,455	(1,373,841)	(1,891,882)	743,774
7,110,671	44,377,762	7,153,356	(1,900,021)	(2,575,525)	2,545,269
$7,049,254	$43,645,197	$6,572,959	$(1,884,569)	$(2,546,332)	$2,434,206

See accompanying notes to the financial statements.

208 :: Statements of Operations :: For the Periods Indicated

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013
INVESTMENT INCOME:
Interest	$15,897	$24,567	$9,802	$10,521
TOTAL INVESTMENT INCOME	15,897	24,567	9,802	10,521
EXPENSES:
Advisory fees	347,766	247,739	91,161	100,439
Management services fees	57,961	49,548	18,232	20,088
Administration fees	17,295	15,065	5,615	6,089
Distribution and services fees—Service Class	15,508	73,754	22,690	11,742
Transfer agency fees	49,165	51,883	18,766	17,729
Administrative services fees	118,373	88,115	37,535	36,099
Registration and filing fees	31,765	45,225	101,610	37,873
Custody fees	5,759	7,203	8,053	6,391
Fund accounting fees	36,083	32,165	12,042	13,034
Trustee fees	754	760	278	317
Compliance services fees	392	149	71	105
Service fees	1,190	1,743	705	690
Other fees	39,121	40,120	22,998	21,996
Total Gross Expenses before reductions	721,132	653,469	339,756	272,592
Less Expenses reduced by the Advisor	(19,705)	(3,609)	(102,798)	(24,341)
TOTAL NET EXPENSES	701,427	649,860	236,958	248,251
NET INVESTMENT INCOME (LOSS)	(685,530)	(625,293)	(227,156)	(237,730)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	9,798,232	(1,404,030)	(618,482)	(599,833)
Net realized gains (losses) on swap agreements	(473,177)	(7,208,546)	(3,977,242)	(2,789,019)
Change in net unrealized appreciation/depreciation on investments	(256,327)	62,197	(218,458)	(35,640)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,068,728	(8,550,379)	(4,814,182)	(3,424,492)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,383,198	$(9,175,672)	$(5,041,338)	$(3,662,222)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 209

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013

$27,087	$2,611	$13,532	$6,527	$14,111	$12,368
27,087	2,611	13,532	6,527	14,111	12,368

248,578	24,724	141,973	56,427	130,015	97,493
49,716	4,945	28,395	11,285	26,003	19,499
15,198	1,500	8,534	3,425	7,952	6,003
27,216	2,460	27,352	4,721	5,157	15,807
58,344	7,789	40,514	13,295	35,067	16,059
79,888	4,342	37,095	21,058	35,371	41,852
36,354	31,440	60,316	62,921	48,849	34,350
7,312	5,579	8,215	5,937	8,206	6,014
32,459	3,218	18,190	7,367	16,998	12,827
9,810	75	405	162	379	354
145	38	159	58	123	51
1,902	186	926	439	991	818
37,814	6,148	30,854	12,980	16,530	13,281
604,736	92,444	402,928	200,075	331,641	264,408
—	(31,929)	(41,231)	(62,597)	(21,404)	(2,746)
604,736	60,515	361,697	137,478	310,237	261,662
(577,649)	(57,904)	(348,165)	(130,951)	(296,126)	(249,294)

(1,067,622)	(90,068)	(822,678)	(426,609)	(425,941)	—
(17,574,778)	(1,605,135)	(12,457,607)	(4,611,120)	(6,361,301)	(8,328,059)
(101,402)	(127,293)	(623,286)	(17,512)	(284,317)	(312,312)
(18,743,802)	(1,822,496)	(13,903,571)	(5,055,241)	(7,071,559)	(8,640,371)
$(19,321,451)	$(1,880,400)	$(14,251,736)	$(5,186,192)	$(7,367,685)	$(8,889,665)

See accompanying notes to the financial statements.

210 :: Statements of Operations :: For the Periods Indicated

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	4,780	3,099	2,560	2,740
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	4,780	3,099	2,560	2,740
EXPENSES:
Advisory fees	56,721	30,011	22,502	37,191
Management services fees	11,344	6,002	4,500	6,198
Administration fees	3,313	1,809	1,366	1,882
Distribution and services fees—Service Class	4,900	3,181	1,512	782
Transfer agency fees	12,942	5,976	4,753	6,191
Administrative services fees	26,178	10,803	5,638	7,479
Registration and filing fees	29,510	27,951	34,328	31,902
Custody fees	5,207	5,455	5,187	3,768
Fund accounting fees	7,029	3,890	2,934	3,999
Trustee fees	161	78	65	122
Compliance services fees	49	23	12	46
Service fees	327	225	175	182
Other fees	4,700	6,610	3,282	4,205
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	162,381	102,014	86,254	103,947
Less Expenses reduced by the Advisor	(23,823)	(28,360)	(31,853)	(29,992)
TOTAL NET EXPENSES	138,558	73,654	54,401	73,955
NET INVESTMENT INCOME (LOSS)	(133,778)	(70,555)	(51,841)	(71,215)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(3,758,706)
Net realized gains (losses) on swap agreements	(449,675)	1,218,452	(1,431,865)	(1,049,029)
Change in net unrealized appreciation/depreciation on investments	(139,001)	(124,271)	(139,326)	438,933
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(588,676)	1,094,181	(1,571,191)	(4,368,802)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(722,454)	$1,023,626	$(1,623,032)	$(4,440,017)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 211

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013

$266,522	$275,444	$726,691	$92,435	$156,471	$161,513
4,754	3,361	24,504	1,112	3,518	2,917
—	(4,910)	—	—	(51)	(6)
271,276	273,895	751,195	93,547	159,938	164,424

161,131	103,284	1,008,794	47,331	126,268	96,862
32,226	20,657	201,760	9,466	25,254	19,372
9,782	6,379	59,681	2,929	7,455	5,971
16,800	15,077	58,356	9,392	21,242	15,874
29,786	18,225	110,756	8,505	19,894	18,002
62,924	37,007	492,299	17,973	54,205	39,031
31,506	29,940	43,629	32,465	34,767	30,625
7,396	7,146	12,730	8,475	8,742	14,424
21,094	13,861	124,523	6,858	16,856	14,250
442	333	2,508	112	296	281
183	51	1,904	54	177	116
974	750	4,107	227	641	555
27,841	15,998	159,922	8,754	22,306	17,289
—	—	44,781	—	—	—
402,085	268,708	2,325,750	152,541	338,103	272,652
(7,558)	(1,897)	(2,214)	(31,289)	(18,703)	(28,353)
394,527	266,811	2,323,536	121,252	319,400	244,299
(123,251)	7,084	(1,572,341)	(27,705)	(159,462)	(79,875)

568,838	1,820,680	(36,296)	42,753	(104,620)	450,537
—	—	—	—	—	—
6,981,282	1,337,615	51,964,691	776,972	4,072,309	3,697,044
2,316,848	(1,003,471)	48,364,587	410,204	2,825,319	1,100,217
9,866,968	2,154,824	100,292,982	1,229,929	6,793,008	5,247,798
$9,743,717	$2,161,908	$98,720,641	$1,202,224	$6,633,546	$5,167,923

See accompanying notes to the financial statements.

212 :: Statements of Operations :: For the Periods Indicated

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFundO
	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013
INVESTMENT INCOME:
Dividends	$221,273	$152,581	$43,500	$9,110
Interest	4,246	2,950	5,732	5,640
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	225,519	155,531	49,232	14,750
EXPENSES:
Advisory fees	128,421	87,121	176,887	122,086
Management services fees	25,684	17,425	35,378	24,418
Administration fees	7,789	5,221	10,717	7,462
Distribution and services fees—Service Class	18,243	11,388	13,962	9,107
Transfer agency fees	21,292	11,256	26,750	17,987
Administrative services fees	53,785	31,231	65,989	55,454
Registration and filing fees	33,057	30,524	32,391	33,278
Custody fees	8,799	9,328	7,046	6,573
Fund accounting fees	17,094	12,486	22,783	15,791
Trustee fees	364	293	542	355
Compliance services fees	195	116	238	247
Service fees	793	460	993	890
Other fees	22,110	12,797	25,777	21,971
Recoupment of prior expenses reduced by the Advisor	—	—	8,837	—
Total Gross Expenses before reductions	337,626	229,646	428,290	315,619
Less Expenses reduced by the Advisor	(16,748)	(12,530)	—	(19,414)
TOTAL NET EXPENSES	320,878	217,116	428,290	296,205
NET INVESTMENT INCOME (LOSS)	(95,359)	(61,585)	(379,058)	(281,455)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(23,575)	845,525	1,992,022	1,719,160
Net realized gains (losses) on swap agreements	3,614,849	2,752,270	5,954,017	4,345,394
Change in net unrealized appreciation/depreciation on investments	3,056,608	494,906	3,556,236	(892,179)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,647,882	4,092,701	11,502,275	5,172,375
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,552,523	$4,031,116	$11,123,217	$4,890,920

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 213

Oil & Gas UltraSector ProFund	Oil Equipment Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013

$611,027	$145,632	$298,357	$433,940	$588,406	$65,606
7,169	3,586	3,801	26,907	8,732	1,384
(146)	(221)	—	(17,846)	(277)	—
618,050	148,997	302,158	443,001	596,861	66,990

287,826	107,097	110,169	272,870	223,041	35,068
57,565	21,420	22,034	54,574	44,608	7,014
17,762	6,660	6,724	16,936	13,766	2,155
34,581	7,963	74,084	36,208	20,545	3,660
51,629	19,355	35,291	73,370	34,400	6,378
105,681	38,660	25,091	75,880	99,977	14,370
36,193	30,855	31,374	75,059	44,311	28,853
9,928	6,708	6,502	7,464	8,411	6,397
38,011	14,260	14,277	35,730	29,410	4,829
877	373	359	965	717	91
228	100	134	261	265	43
2,140	776	746	2,121	1,691	242
43,136	16,151	20,100	41,707	36,523	6,218
—	—	—	—	—	—
685,557	270,378	346,885	693,145	557,665	115,318
—	(1,564)	(13,594)	—	(13,566)	(29,178)
685,557	268,814	333,291	693,145	544,099	86,140
(67,507)	(119,817)	(31,133)	(250,144)	52,762	(19,150)

5,442,355	693,216	259,314	(5,014,775)	(135,635)	490,475
6,155,544	2,201,508	2,777,003	(8,132,309)	2,219,747	288,068
(2,146,585)	(474,275)	1,353,267	(8,545,918)	(1,784,023)	(542,637)
9,451,314	2,420,449	4,389,584	(21,693,002)	300,089	235,906
$9,383,807	$2,300,632	$4,358,451	$(21,943,146)	$352,851	$216,756

See accompanying notes to the financial statements.

214 :: Statements of Operations :: For the Periods Indicated

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013
INVESTMENT INCOME:
Dividends	$106,100	$176,452	$278,170	$—
Interest	3,291	2,619	2,969	2,495
TOTAL INVESTMENT INCOME	109,391	179,071	281,139	2,495
EXPENSES:
Advisory fees	69,900	62,588	73,729	23,392
Management services fees	13,980	12,518	14,746	4,678
Administration fees	4,435	3,918	4,613	1,075
Distribution and services fees—Service Class	9,561	6,574	8,259	3,024
Transfer agency fees	14,401	9,997	13,662	5,403
Administrative services fees	15,673	25,607	34,062	3,672
Registration and filing fees	31,106	33,102	39,657	33,227
Custody fees	8,460	6,675	7,285	4,307
Fund accounting fees	10,319	8,355	10,116	2,260
Trustee fees	210	189	236	50
Compliance services fees	23	102	149	29
Service fees	623	581	600	131
Other fees	13,218	9,641	13,902	4,641
Total Gross Expenses before reductions	191,909	179,847	221,016	85,889
Less Expenses reduced by the Advisor	(18,610)	(27,038)	(39,954)	(27,981)
TOTAL NET EXPENSES	173,299	152,809	181,062	57,908
NET INVESTMENT INCOME (LOSS)	(63,908)	26,262	100,077	(55,413)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,243,730	253,219	86,176	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	1,045,425	912,645	(162,983)	(571,277)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	(1,152,665)	(1,835,408)	(857,757)	61,803
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,136,490	(669,544)	(934,564)	(509,474)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,072,582	$(643,282)	$(834,487)	$(564,887)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 215

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013	Year Ended July 31, 2013

$—	$—	$—	$—	$—	$—
5,198	2,681	641,061	24,856	86,098	53,404
5,198	2,681	641,061	24,856	86,098	53,404

59,023	30,134	218,003	264,263	854,544	560,223
11,805	6,027	65,401	52,853	170,910	112,045
3,721	1,751	19,779	15,938	51,866	32,896
5,968	850	52,640	33,253	77,810	78,652
14,624	5,194	63,668	36,752	121,958	71,838
20,435	13,480	101,341	115,755	337,452	272,240
30,137	29,569	55,104	36,626	81,954	51,703
6,056	5,301	7,595	5,221	10,319	8,857
7,816	3,734	41,929	34,154	111,221	69,896
179	66	1,030	695	2,476	1,610
74	55	185	286	793	196
369	195	2,259	1,788	6,161	3,747
10,670	5,820	38,431	35,343	95,270	98,130
170,877	102,176	667,365	632,927	1,922,734	1,362,033
(25,771)	(30,424)	—	—	—	—
145,106	71,752	667,365	632,927	1,922,734	1,362,033
(139,908)	(69,071)	(26,304)	(608,071)	(1,836,636)	(1,308,629)

—	—	(3,777,513)	—	—	—
—	—	(8,438)	—	—	(28,433)
597,223	(925,213)	(6,118,745)	3,535,835	14,758,782	—
—	—	—	—	—	(1,182,770)
655,670	244,078	(1,969,246)	(221,513)	2,380,853	(1,702,560)
1,252,893	(681,135)	(11,873,942)	3,314,322	17,139,635	(2,913,763)
$1,112,985	$(750,206)	$(11,900,246)	$2,706,251	$15,302,999	$(4,222,392)

See accompanying notes to the financial statements.

216 :: Statements of Operations :: For the Periods Indicated

Falling U.S. Dollar ProFund
Year Ended
July 31, 2013
INVESTMENT INCOME:
Interest	$6,892
TOTAL INVESTMENT INCOME	6,892
EXPENSES:
Advisory fees	65,435
Management services fees	13,087
Administration fees	3,829
Distribution and services fees—Service Class	10,238
Transfer agency fees	11,143
Administrative services fees	28,875
Registration and filing fees	29,485
Custody fees	5,570
Fund accounting fees	8,211
Trustee fees	188
Compliance services fees	81
Service fees	462
Other fees	13,244
Total Gross Expenses before reductions	189,848
Less Expenses reduced by the Advisor	(25,702)
TOTAL NET EXPENSES	164,146
NET INVESTMENT INCOME (LOSS)	(157,254)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(286,285)
Change in net unrealized appreciation/depreciation on investments	185,712
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(100,573)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(257,827)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(593,010)	$(877,913)	$(311,301)	$(299,442)
Net realized gains (losses) on investments	9,602,664	2,467,079	5,306,532	(2,383,201)
Change in net unrealized appreciation/depreciation on investments	7,330,776	1,602,346	2,591,625	(887,251)
Change in net assets resulting from operations	16,340,430	3,191,512	7,586,856	(3,569,894)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(19,386,555)	46,159,033	(6,224,319)	(4,514,637)
Change in net assets	(3,046,125)	49,350,545	1,362,537	(8,084,531)
NET ASSETS:
Beginning of period	93,354,309	44,003,764	26,432,822	34,517,353
End of period	$90,308,184	$93,354,309	$27,795,359	$26,432,822
Accumulated net investment income (loss)	$(412,180)	$(615,764)	$(542,942)	$(299,836)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$444,384,197	$523,582,401	$245,097,843	$121,061,835
Dividends reinvested	—	—	—	—
Value of shares redeemed	(449,288,787)	(489,577,582)	(250,960,688)	(120,502,861)
Service Class
Proceeds from shares issued	96,994,178	132,574,295	10,219,744	8,308,313
Dividends reinvested	—	—	—	—
Value of shares redeemed	(111,476,143)	(120,420,081)	(10,581,218)	(13,381,924)
Change in net assets resulting from capital transactions	$(19,386,555)	$46,159,033	$(6,224,319)	$(4,514,637)
SHARE TRANSACTIONS:
Investor Class
Issued	6,437,419	9,097,372	4,496,981	2,590,144
Reinvested	—	—	—	—
Redeemed	(6,548,743)	(8,563,522)	(4,599,495)	(2,637,955)
Service Class
Issued	1,651,856	2,507,540	214,650	200,446
Reinvested	—	—	—	—
Redeemed	(1,880,928)	(2,271,942)	(217,563)	(322,544)
Change in shares	(340,396)	769,448	(105,427)	(169,909)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012

$(202,520)	$(174,509)	$(540,036)	$(579,054)	$363,061	$196,749
1,253,050	998,832	9,302,953	1,556,949	7,786,476	(1,961,492)
1,807,842	(937,468)	(1,437,258)	2,071,064	2,170,895	4,108,491
2,858,372	(113,145)	7,325,659	3,048,959	10,320,432	2,343,748

—	—	—	—	(356,307)	—

—	—	(800,990)	—	(129,997)	—
—	—	(95,627)	—	(13,748)	—
—	—	(896,617)	—	(500,052)	—
11,871,584	6,072,117	(10,274,608)	(11,553,661)	(24,398,523)	23,214,573
14,729,956	5,958,972	(3,845,566)	(8,504,702)	(14,578,143)	25,558,321

19,907,999	13,949,027	40,908,613	49,413,315	42,758,264	17,199,943
$34,637,955	$19,907,999	$37,063,047	$40,908,613	$28,180,121	$42,758,264
$(444,339)	$(266,004)	$(373,762)	$(440,093)	$200,211	$197,108

$345,513,135	$215,957,480	$1,252,907,925	$913,853,801	$186,046,640	$172,363,476
—	—	780,291	—	485,723	—
(334,211,495)	(209,310,084)	(1,262,919,911)	(925,658,985)	(210,088,424)	(150,635,723)

99,609,679	126,941,687	140,133,530	142,915,747	33,214,717	14,393,585
—	—	89,810	—	12,319	—
(99,039,735)	(127,516,966)	(141,266,253)	(142,664,224)	(34,069,498)	(12,906,765)
$11,871,584	$6,072,117	$(10,274,608)	$(11,553,661)	$(24,398,523)	$23,214,573

6,805,580	4,990,248	13,822,573	11,218,279	4,288,243	4,661,334
—	—	9,130	—	11,821	—
(6,678,564)	(4,848,018)	(13,916,762)	(11,382,867)	(4,788,746)	(4,072,023)

2,215,059	3,264,602	1,747,621	1,969,633	792,405	402,204
—	—	1,193	—	317	—
(2,200,170)	(3,268,040)	(1,762,547)	(1,961,044)	(825,201)	(365,763)
141,905	138,792	(98,792)	(155,999)	(521,161)	625,752

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$39,592	$21,650	$34,353	$(5,907)
Net realized gains (losses) on investments	8,599,594	(1,893,616)	1,823,112	824,541
Change in net unrealized appreciation/depreciation on investments	(3,136,596)	3,319,989	1,992,583	(1,889,206)
Change in net assets resulting from operations	5,502,590	1,448,023	3,850,048	(1,070,572)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(78,726)	—	(30,565)	—
Change in net assets resulting from distributions	(78,726)	—	(30,565)	—
Change in net assets resulting from capital transactions	(33,107,431)	10,388,258	17,624,887	(12,856,397)
Change in net assets	(27,683,567)	11,836,281	21,444,370	(13,926,969)
NET ASSETS:
Beginning of period	48,172,046	36,335,765	4,565,579	18,492,548
End of period	$20,488,479	$48,172,046	$26,009,949	$4,565,579
Accumulated net investment income (loss)	$(15,301)	$26,138	$(97,347)	$(100,480)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$146,842,815	$209,091,022	$122,060,798	$65,435,796
Dividends reinvested	78,643	—	30,538	—
Value of shares redeemed	(179,143,076)	(198,650,154)	(107,660,645)	(76,646,820)
Service Class
Proceeds from shares issued	27,358,005	18,748,303	42,176,609	11,713,845
Value of shares redeemed	(28,243,818)	(18,800,913)	(38,982,413)	(13,359,218)
Change in net assets resulting from capital transactions	$(33,107,431)	$10,388,258	$17,624,887	$(12,856,397)
SHARE TRANSACTIONS:
Investor Class
Issued	3,079,034	4,940,722	2,349,543	1,526,642
Reinvested	1,764	—	639	—
Redeemed	(3,748,092)	(4,736,611)	(2,070,529)	(1,797,755)
Service Class
Issued	623,755	484,747	907,125	295,921
Redeemed	(642,621)	(491,212)	(842,750)	(344,873)
Change in shares	(686,160)	197,646	344,028	(320,065)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012

$(121,191)	$(177,516)	$(32,388)	$(73,564)	$(161,773)	$(137,332)
3,040,774	(3,529,160)	1,745,363	1,174,244	2,330,512	1,974,132
1,239,858	(1,394,366)	3,959,427	923,048	1,933,189	(3,065,118)
4,159,441	(5,101,042)	5,672,402	2,023,728	4,101,928	(1,228,318)

—	—	(5,199)	—	—	—
—	—	(5,199)	—	—	—
(4,287,067)	(11,564,691)	7,190,649	19,371,907	11,690,904	(16,740,228)
(127,626)	(16,665,733)	12,857,852	21,395,635	15,792,832	(17,968,546)

15,709,984	32,375,717	30,243,417	8,847,782	8,860,878	26,829,424
$15,582,358	$15,709,984	$43,101,269	$30,243,417	$24,653,710	$8,860,878
$(247,531)	$(142,261)	$(137,023)	$(98,731)	$(237,934)	$(101,938)

$84,523,498	$103,055,393	$177,097,836	$169,966,653	$78,647,567	$74,803,490
—	—	5,070	—	—	—
(89,700,761)	(110,765,598)	(175,160,913)	(150,399,400)	(67,187,383)	(87,415,616)

33,568,322	10,806,709	45,503,407	29,942,571	30,324,300	11,132,671
(32,678,126)	(14,661,195)	(40,254,751)	(30,137,917)	(30,093,580)	(15,260,773)
$(4,287,067)	$(11,564,691)	$7,190,649	$19,371,907	$11,690,904	$(16,740,228)

1,688,124	2,267,271	3,432,345	3,992,496	1,472,489	1,684,414
—	—	106	—	—	—
(1,781,520)	(2,519,020)	(3,480,212)	(3,517,799)	(1,262,637)	(1,983,510)

741,776	267,394	962,360	756,717	629,589	271,979
(724,420)	(376,699)	(864,680)	(754,302)	(620,847)	(378,519)
(76,040)	(361,054)	49,919	477,112	218,594	(405,636)

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$158,623	$88,763	$(214,002)	$(408,296)
Net realized gains (losses) on investments	1,094,763	(777,709)	22,296,635	(1,174,891)
Change in net unrealized appreciation/depreciation on investments	689,748	(637,320)	5,292,436	587,993
Change in net assets resulting from operations	1,943,134	(1,326,266)	27,375,069	(995,194)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(344,769)	—	—
Service Class	—	(175,824)	—	—
Change in net assets resulting from distributions	—	(520,593)	—	—
Change in net assets resulting from capital transactions	1,106,922	345,140	(15,368,072)	(26,815,464)
Change in net assets	3,050,056	(1,501,719)	12,006,997	(27,810,658)
NET ASSETS:
Beginning of period	6,179,448	7,681,167	80,333,492	108,144,150
End of period	$9,229,504	$6,179,448	$92,340,489	$80,333,492
Accumulated net investment income (loss)	$213,769	$55,146	$(213,581)	$(302,701)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$131,135,403	$120,018,337	$1,603,842,624	$2,188,655,064
Dividends reinvested	—	341,573	—	—
Value of shares redeemed	(130,283,987)	(122,537,125)	(1,633,609,756)	(2,212,502,674)
Service Class
Proceeds from shares issued	5,978,172	7,650,665	60,780,424	50,183,708
Dividends reinvested	—	173,274	—	—
Value of shares redeemed	(5,722,666)	(5,301,584)	(46,381,364)	(53,151,562)
Change in net assets resulting from capital transactions	$1,106,922	$345,140	$(15,368,072)	$(26,815,464)
SHARE TRANSACTIONS:
Investor Class
Issued	9,911,205	9,506,646	29,716,312	52,378,173
Reinvested	—	29,484	—	—
Redeemed	(9,797,029)	(9,715,861)	(30,333,225)	(53,127,218)
Service Class
Issued	432,110	565,266	1,172,797	1,364,798
Reinvested	—	14,672	—	—
Redeemed	(417,656)	(398,277)	(935,514)	(1,446,598)
Change in shares	128,630	1,930	(379,630)	(830,845)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012

$(336,504)	$(361,929)	$(257,155)	$(486,602)	$(61,417)	$(190,186)
16,527,174	(10,503,987)	17,256,980	(3,937,680)	5,088,359	710,872
6,378,452	(2,171,498)	6,131,295	(987,371)	2,022,312	956,642
22,569,122	(13,037,414)	23,131,120	(5,411,653)	7,049,254	1,477,328

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
9,339,935	(24,489,101)	(1,271,121)	(18,059,705)	(652,789)	(5,810,238)
31,909,057	(37,526,515)	21,859,999	(23,471,358)	6,396,465	(4,332,910)

27,680,285	65,206,800	27,474,487	50,945,845	15,664,646	19,997,556
$59,589,342	$27,680,285	$49,334,486	$27,474,487	$22,061,111	$15,664,646
$(599,566)	$(334,472)	$(762,561)	$(589,113)	$(193,824)	$(168,623)

$357,604,014	$358,518,330	$686,381,971	$924,294,606	$386,779,394	$422,086,816
—	—	—	—	—	—
(347,589,190)	(382,330,785)	(689,051,210)	(941,424,771)	(385,767,758)	(427,721,251)

24,980,307	34,464,077	29,056,893	33,053,504	17,700,724	21,830,050
—	—	—	—	—	—
(25,655,196)	(35,140,723)	(27,658,775)	(33,983,044)	(19,365,149)	(22,005,853)
$9,339,935	$(24,489,101)	$(1,271,121)	$(18,059,705)	$(652,789)	$(5,810,238)

6,899,328	9,365,420	31,000,832	55,596,035	10,222,290	13,995,768
—	—	—	—	—	—
(6,706,047)	(10,167,780)	(31,023,628)	(56,509,408)	(10,204,174)	(14,190,555)

539,719	991,865	1,378,408	2,102,421	470,780	787,859
—	—	—	—	—	—
(545,241)	(999,411)	(1,312,233)	(2,186,091)	(501,110)	(794,384)
187,759	(809,906)	43,379	(997,043)	(12,214)	(201,312)

See accompanying notes to the financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(732,565)	$(1,384,810)	$(580,397)	$(387,973)
Net realized gains (losses) on investments	36,239,866	10,274,021	6,617,901	(8,942,364)
Change in net unrealized appreciation/depreciation on investments	8,137,896	8,333,661	535,455	(413,626)
Change in net assets resulting from operations	43,645,197	17,222,872	6,572,959	(9,743,963)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(19,604,448)	(15,882,967)	(30,738,627)	15,566,412
Change in net assets	24,040,749	1,339,905	(24,165,668)	5,822,449
NET ASSETS:
Beginning of period	128,075,324	126,735,419	30,395,901	24,573,452
End of period	$152,116,073	$128,075,324	$6,230,233	$30,395,901
Accumulated net investment income (loss)	$(572,256)	$(885,861)	$(812,297)	$(327,743)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,450,786,660	$1,105,820,692	$154,526,671	$170,385,688
Dividends reinvested	—	—	—	—
Value of shares redeemed	(1,468,660,308)	(1,121,400,854)	(185,214,101)	(154,667,596)
Service Class
Proceeds from shares issued	17,563,623	26,233,671	2,131,524	2,196,173
Dividends reinvested	—	—	—	—
Value of shares redeemed	(19,294,423)	(26,536,476)	(2,182,721)	(2,347,853)
Change in net assets resulting from capital transactions	$(19,604,448)	$(15,882,967)	$(30,738,627)	$15,566,412
SHARE TRANSACTIONS:
Investor Class
Issued	37,108,711	36,501,199	12,516,292	17,030,440
Reinvested	—	—	—	—
Redeemed	(37,500,967)	(37,074,282)	(15,225,418)	(15,601,390)
Service Class
Issued	517,254	938,173	187,449	210,905
Reinvested	—	—	—	—
Redeemed	(570,833)	(976,718)	(186,621)	(229,435)
Change in shares	(445,835)	(611,628)	(2,708,298)	1,410,520

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012

$15,452	$67,993	$29,193	$175,266	$(111,063)	$19,699
(526,180)	(14,429,912)	(683,643)	(2,971,578)	1,801,495	(8,552,198)
(1,373,841)	(4,506,499)	(1,891,882)	(5,513,913)	743,774	(3,130,786)
(1,884,569)	(18,868,418)	(2,546,332)	(8,310,225)	2,434,206	(11,663,285)

(21,104)	(151,521)	(101,066)	(287,632)	—	—
—	—	—	(5,582)	—	—
(21,104)	(151,521)	(101,066)	(293,214)	—	—
(8,790,573)	(2,593,386)	(5,007,637)	(3,292,231)	(4,848,064)	4,417,583
(10,696,246)	(21,613,325)	(7,655,035)	(11,895,670)	(2,413,858)	(7,245,702)

29,053,448	50,666,773	20,256,459	32,152,129	13,278,044	20,523,746
$18,357,202	$29,053,448	$12,601,424	$20,256,459	$10,864,186	$13,278,044
$19,254	$24,906	$16,690	$88,563	$(114,007)	$(13,135)

$168,574,661	$254,999,442	$58,623,123	$101,611,663	$123,992,070	$146,452,046
19,934	93,413	98,247	277,642	—	—
(179,257,038)	(255,969,233)	(63,502,224)	(104,549,888)	(129,320,584)	(141,996,962)

11,209,482	8,463,639	1,636,389	4,494,761	4,850,209	2,107,853
—	—	—	4,542	—	—
(9,337,612)	(10,180,647)	(1,863,172)	(5,130,951)	(4,369,759)	(2,145,354)
$(8,790,573)	$(2,593,386)	$(5,007,637)	$(3,292,231)	$(4,848,064)	$4,417,583

14,844,228	21,033,005	6,939,085	10,351,661	16,744,343	18,456,786
1,639	8,578	10,385	31,767	—	—
(15,754,824)	(21,309,916)	(7,310,366)	(10,443,993)	(17,599,580)	(17,981,398)

1,043,830	681,992	186,055	431,535	697,589	267,991
—	—	—	524	—	—
(859,272)	(805,475)	(210,403)	(490,631)	(663,372)	(263,468)
(724,399)	(391,816)	(385,244)	(119,137)	(821,020)	479,911

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(685,530)	$(223,397)	$(625,293)	$(992,792)
Net realized gains (losses) on investments	9,325,055	(4,789,311)	(8,612,576)	(9,958,613)
Change in net unrealized appreciation/depreciation on investments	(256,327)	(399,803)	62,197	(626,388)
Change in net assets resulting from operations	8,383,198	(5,412,511)	(9,175,672)	(11,577,793)
Change in net assets resulting from capital transactions	35,200,066	1,776,287	14,418,149	(10,540,245)
Change in net assets	43,583,264	(3,636,224)	5,242,477	(22,118,038)
NET ASSETS:
Beginning of period	12,336,102	15,972,326	38,868,508	60,986,546
End of period	$55,919,366	$12,336,102	$44,110,985	$38,868,508
Accumulated net investment income (loss)	$(668,660)	$(211,405)	$(380,310)	$(442,403)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$365,109,668 (a)	$105,847,545	$182,336,009	$376,228,907
Value of shares redeemed	(329,905,362)	(104,278,085)	(170,781,283)	(394,177,401)
Service Class
Proceeds from shares issued	16,012,602 (a)	830,452	33,673,694	58,118,138
Value of shares redeemed	(16,016,842)	(623,625)	(30,810,271)	(50,709,889)
Change in net assets resulting from capital transactions	$35,200,066	$1,776,287	$14,418,149	$(10,540,245)
SHARE TRANSACTIONS:
Investor Class
Issued	32,958,782	16,775,510	13,059,506	19,663,424
Redeemed	(30,714,089)	(16,657,649)	(12,194,034)	(20,913,917)
Service Class
Issued	1,460,096	135,476	2,395,418	3,256,178
Redeemed	(1,430,628)	(106,745)	(2,141,742)	(2,806,891)
Change in shares	2,274,161	146,592	1,119,148	(801,206)

(a)	Amount includes $985,955 and $35,845 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor.
(b)	As described in Note 10, share amounts have been adjusted for 1:4 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2013		Year Ended July 31, 2012

$(227,156)	$(267,890)	$(237,730)	$(184,964)	$(577,649)		$(745,181)
(4,595,724)	(404,092)	(3,388,852)	(595,579)	(18,642,400)		(17,485,049)
(218,458)	129,383	(35,640)	49,982	(101,402)		(962,710)
(5,041,338)	(542,599)	(3,662,222)	(730,561)	(19,321,451)		(19,192,940)
9,654,797	(6,763,663)	3,577,482	(11,059,000)	11,001,058		1,558,181
4,613,459	(7,306,262)	(84,740)	(11,789,561)	(8,320,393)		(17,634,759)

8,069,255	15,375,517	4,046,357	15,835,918	29,102,459		46,737,218
$12,682,714	$8,069,255	$3,961,617	$4,046,357	$20,782,066		$29,102,459
$(372,297)	$(178,115)	$(331,229)	$(113,038)	$(348,446)		$(340,747)

$329,254,357	$198,350,688	$806,060,463	$513,670,217	$546,439,255		$1,493,058,712
(321,614,474)	(206,007,251)	(802,574,967)	(523,170,437)	(537,924,456)		(1,489,224,715)

119,721,511	221,289,320	77,743,632	89,414,604	77,717,292		10,760,829
(117,706,597)	(220,396,420)	(77,651,646)	(90,973,384)	(75,231,033)		(13,036,645)
$9,654,797	$(6,763,663)	$3,577,482	$(11,059,000)	$11,001,058		$1,558,181

51,612,747	24,245,258	126,508,138	67,442,108	40,855,530	(b)	66,732,491	(b)
(50,662,496)	(25,073,291)	(126,348,285)	(68,511,553)	(40,588,493	)(b)	(66,816,603	)(b)

18,219,573	25,905,201	12,791,094	11,834,562	7,414,481	(b)	480,609	(b)
(17,862,265)	(25,781,968)	(12,821,299)	(12,042,499)	(7,329,322	)(b)	(582,294	)(b)
1,307,559	(704,800)	129,648	(1,277,382)	352,196		(185,797)

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund				UltraShort Small-Cap ProFund
	Year Ended July 31, 2013		Year Ended July 31, 2012		Year Ended July 31, 2013	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(57,904)		$(83,331)		$(348,165)	$(339,390)
Net realized gains (losses) on investments	(1,695,203)		(794,371)		(13,280,285)	(3,717,266)
Change in net unrealized appreciation/depreciation on investments	(127,293)		(44,215)		(623,286)	264,451
Change in net assets resulting from operations	(1,880,400)		(921,917)		(14,251,736)	(3,792,205)
Change in net assets resulting from capital transactions	2,146,600		(2,630,384)		20,821,653	5,991,540
Change in net assets	266,200		(3,552,301)		6,569,917	2,199,335
NET ASSETS:
Beginning of period	3,062,047		6,614,348		16,204,861	14,005,526
End of period	$3,328,247		$3,062,047		$22,774,778	$16,204,861
Accumulated net investment income (loss)	$(94,775)		$(47,548)		$(533,107)	$(236,487)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$80,764,802		$135,315,666		$454,977,609	$696,157,712
Value of shares redeemed	(78,648,534)		(137,771,667)		(437,824,290)	(689,326,579)
Service Class
Proceeds from shares issued	2,334,285		7,583,733		42,255,342	40,822,397
Value of shares redeemed	(2,303,953)		(7,758,116)		(38,587,008)	(41,661,990)
Change in net assets resulting from capital transactions	$2,146,600		$(2,630,384)		$20,821,653	$5,991,540
SHARE TRANSACTIONS:
Investor Class
Issued	6,819,050	(a)	6,762,326	(a)	71,529,985	67,089,195	(b)
Redeemed	(6,617,579	)(a)	(6,865,937	)(a)	(68,536,133)	(66,264,918	)(b)
Service Class
Issued	216,038	(a)	365,795	(a)	6,931,327	4,002,859	(b)
Redeemed	(217,613	)(a)	(374,117	)(a)	(6,524,738)	(4,055,924	)(b)
Change in shares	199,896		(111,933)		3,400,441	771,212

(a)	As described in Note 10, share amounts have been adjusted for 1:7 reverse stock split that occurred on November 19, 2012.
(b)	As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(c)	As described in Note 10, share amounts have been adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

UltraShort Dow 30 ProFund				UltraShort NASDAQ-100 ProFund			UltraShort International ProFund
Year Ended July 31, 2013		Year Ended July 31, 2012		Year Ended July 31, 2013	Year Ended July 31, 2012		Year Ended July 31, 2013	Year Ended July 31, 2012

$(130,951)		$(161,032)		$(296,126)	$(347,425)		$(249,294)	$(324,063)
(5,037,729)		(3,291,557)		(6,787,242)	(8,173,422)		(8,328,059)	1,616,309
(17,512)		(266,322)		(284,317)	101,317		(312,312)	238,660
(5,186,192)		(3,718,911)		(7,367,685)	(8,419,530)		(8,889,665)	1,530,906
4,266,009		(1,978,957)		525,829	6,374,614		(2,273,574)	2,076,604
(920,183)		(5,697,868)		(6,841,856)	(2,044,916)		(11,163,239)	3,607,510

5,841,009		11,538,877		17,708,273	19,753,189		17,177,496	13,569,986
$4,920,826		$5,841,009		$10,866,417	$17,708,273		$6,014,257	$17,177,496
$(201,374)		$(110,811)		$(169,105)	$(162,826)		$(428,597)	$(227,789)

$247,016,009		$241,125,381		$394,075,610	$480,003,038		$91,270,490	$183,403,689
(242,878,353)		(242,269,024)		(393,800,027)	(474,131,478)		(94,201,115)	(182,462,412)

1,586,410		2,883,649		4,012,230	9,276,072		2,465,296	5,487,234
(1,458,057)		(3,718,963)		(3,761,984)	(8,773,018)		(1,808,245)	(4,351,907)
$4,266,009		$(1,978,957)		$525,829	$6,374,614		$(2,273,574)	$2,076,604

17,987,147	(c)	12,615,788	(c)	51,962,368	42,755,618	(b)	17,668,885	22,642,975
(17,874,194	)(c)	(12,727,877	)(c)	(52,135,254)	(42,209,019	)(b)	(18,831,337)	(22,170,638)

125,479	(c)	145,628	(c)	506,502	725,491	(b)	548,627	705,033
(110,419	)(c)	(184,603	)(c)	(477,839)	(703,159	)(b)	(373,437)	(535,276)
128,013		(151,064)		(144,223)	568,931		(987,262)	642,094

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund			UltraShort Latin America ProFund
	Year Ended	Year Ended		Year Ended	Year Ended
	July 31, 2013	July 31, 2012		July 31, 2013	July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(133,778)	$(135,068)		$(70,555)	$(85,002)
Net realized gains (losses) on investments	(449,675)	(780,872)		1,218,452	(341,198)
Change in net unrealized appreciation/depreciation on investments	(139,001)	142,591		(124,271)	179,873
Change in net assets resulting from operations	(722,454)	(773,349)		1,023,626	(246,327)
Change in net assets resulting from capital transactions	8,465,791	4,539,016		841,291	1,983,881
Change in net assets	7,743,337	3,765,667		1,864,917	1,737,554
NET ASSETS:
Beginning of period	8,924,547	5,158,880		5,112,302	3,374,748
End of period	$16,667,884	$8,924,547		$6,977,219	$5,112,302
Accumulated net investment income (loss)	$(206,040)	$(93,514)		$(122,150)	$(61,619)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$110,181,671	$207,275,974		$53,017,285	$72,513,042
Value of shares redeemed	(102,234,280)	(202,188,860)		(52,073,616)	(70,560,972)
Service Class
Proceeds from shares issued	4,915,013	2,698,448		3,122,058	1,920,824
Value of shares redeemed	(4,396,613)	(3,246,546)		(3,224,436)	(1,889,013)
Change in net assets resulting from capital transactions	$8,465,791	$4,539,016		$841,291	$1,983,881
SHARE TRANSACTIONS:
Investor Class
Issued	9,666,184	16,300,117	(a)	3,639,318	4,633,607	(a)
Redeemed	(9,054,442)	(15,950,770	)(a)	(3,562,467)	(4,516,686	)(a)
Service Class
Issued	415,250	205,209	(a)	205,710	129,085	(a)
Redeemed	(368,081)	(246,389	)(a)	(214,746)	(121,833	)(a)
Change in shares	658,911	308,167		67,815	124,173

(a)  As described in Note 10, share amounts have been adjusted for a 1:10 reverse stock split that occurred on October 17, 2011.

(b)  As described in Note 10, share amounts have been adjusted for a 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012	July 31, 2013		July 31, 2012

$(51,841)	$(70,490)	$(71,215)	$(40,593)	$(123,251)		$(60,367)
(1,431,865)	87,647	(4,807,735)	(51,382)	7,550,120		(1,466,915)
(139,326)	117,281	438,933	23,159	2,316,848		1,627,873
(1,623,032)	134,438	(4,440,017)	(68,816)	9,743,717		100,591
(788,958)	2,332,638	10,916,089	647,639	10,781,503		(250,931)
(2,411,990)	2,467,076	6,476,072	578,823	20,525,220		(150,340)

4,500,328	2,033,252	2,208,132	1,629,309	15,110,279		15,260,619
$2,088,338	$4,500,328	$8,684,204	$2,208,132	$35,635,499		$15,110,279
$(92,424)	$(50,526)	$(94,121)	$(30,135)	$(143,401)		$(32,073)

$70,161,146	$91,192,191	$125,531,296	$65,795,539	$166,022,860		$158,894,176
(70,983,184)	(88,735,799)	(114,905,139)	(65,169,037)	(156,636,260)		(159,303,312)

424,238	1,789,980	1,631,302	1,188,103	12,288,283		4,365,655
(391,158)	(1,913,734)	(1,341,370)	(1,166,966)	(10,893,380)		(4,207,450)
$(788,958)	$2,332,638	$10,916,089	$647,639	$10,781,503		$(250,931)

15,496,530	16,942,586	11,542,590	2,887,047	8,188,362	(b)	11,852,776	(b)
(15,686,237)	(16,573,249)	(10,525,965)	(2,866,589)	(7,920,052	)(b)	(11,770,997	)(b)

94,519	328,820	193,013	46,251	587,719	(b)	289,314	(b)
(89,238)	(353,133)	(164,164)	(47,386)	(526,024	)(b)	(275,606	)(b)
(184,426)	345,024	1,045,474	19,323	330,005		95,487

See accompanying notes to the financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,084	$(86,531)	$(1,572,341)	$(177,925)
Net realized gains (losses) on investments	3,158,295	(583,022)	51,928,395	1,235,810
Change in net unrealized appreciation/depreciation on investments	(1,003,471)	(6,232,685)	48,364,587	3,019,940
Change in net assets resulting from operations	2,161,908	(6,902,238)	98,720,641	4,077,825
Change in net assets resulting from capital transactions	(7,243,955)	(6,594,261)	235,362,969	8,020,993
Change in net assets	(5,082,047)	(13,496,499)	334,083,610	12,098,818
NET ASSETS:
Beginning of period	15,663,157	29,159,656	22,644,826	10,546,008
End of period	$10,581,110	$15,663,157	$356,728,436	$22,644,826
Accumulated net investment income (loss)	$(109,584)	$(68,605)	$(1,721,181)	$(162,608)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$106,478,985	$162,084,002	$508,879,330	$62,286,908
Value of shares redeemed	(113,654,757)	(168,804,608)	(281,857,444)	(54,849,832)
Service Class
Proceeds from shares issued	2,508,443	5,088,188	29,297,731	8,258,911
Value of shares redeemed	(2,576,626)	(4,961,843)	(20,956,648)	(7,674,994)
Change in net assets resulting from capital transactions	$(7,243,955)	$(6,594,261)	$235,362,969	$8,020,993
SHARE TRANSACTIONS:
Investor Class
Issued	2,549,136	4,005,472	3,827,138	883,500
Redeemed	(2,727,475)	(4,158,401)	(2,128,727)	(802,687)
Service Class
Issued	61,485	131,577	265,084	127,444
Redeemed	(63,392)	(129,400)	(195,350)	(120,483)
Change in shares	(180,246)	(150,752)	1,768,145	87,774

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012

$(27,705)	$(11,783)	$(159,462)	$(65,638)	$(79,875)	$(36,916)
819,725	36,241	3,967,689	(79,659)	4,147,581	(506,598)
410,204	293,822	2,825,319	680,047	1,100,217	674,127
1,202,224	318,280	6,633,546	534,750	5,167,923	130,613
4,939,709	1,548,217	32,639,046	2,866,379	3,078,583	6,125,649
6,141,933	1,866,497	39,272,592	3,401,129	8,246,506	6,256,262

4,432,867	2,566,370	7,075,615	3,674,486	14,800,440	8,544,178
$10,574,800	$4,432,867	$46,348,207	$7,075,615	$23,046,946	$14,800,440
$(38,614)	$(10,909)	$(218,129)	$(59,925)	$(162,538)	$(82,471)

$59,369,044	$34,080,644	$82,669,141	$41,457,509	$98,933,593	$60,007,944
(54,273,542)	(32,907,908)	(51,451,692)	(39,508,914)	(97,470,204)	(53,713,354)

5,643,170	5,258,645	12,143,160	6,323,783	7,693,829	2,309,210
(5,798,963)	(4,883,164)	(10,721,563)	(5,405,999)	(6,078,635)	(2,478,151)
$4,939,709	$1,548,217	$32,639,046	$2,866,379	$3,078,583	$6,125,649

997,138	773,489	1,679,087	1,200,012	11,409,020	9,250,091
(927,068)	(747,733)	(1,082,461)	(1,154,936)	(11,606,542)	(8,328,530)

100,241	119,830	281,417	193,437	904,744	361,550
(103,066)	(112,638)	(256,791)	(164,451)	(718,406)	(404,012)
67,245	32,948	621,252	74,062	(11,184)	879,099

See accompanying notes to the financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(95,359)	$(26,588)	$(61,585)	$(29,044)
Net realized gains (losses) on investments	3,591,274	(753,300)	3,597,795	(1,063,762)
Change in net unrealized appreciation/depreciation on investments	3,056,608	1,037,309	494,906	545,390
Change in net assets resulting from operations	6,552,523	257,421	4,031,116	(547,416)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	14,192,765	(3,374,223)	6,006,456	1,152,156
Change in net assets	20,745,288	(3,116,802)	10,037,572	604,740
NET ASSETS:
Beginning of period	9,387,156	12,503,958	8,312,212	7,707,472
End of period	$30,132,444	$9,387,156	$18,349,784	$8,312,212
Accumulated net investment income (loss)	$(122,480)	$(29,530)	$(87,175)	$(25,232)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$111,204,596	$40,450,720	$53,509,770	$58,715,457
Dividends reinvested	—	—	—	—
Value of shares redeemed	(98,676,565)	(44,004,434)	(47,624,576)	(57,484,065)
Service Class
Proceeds from shares issued	10,148,480	4,375,594	4,126,756	2,912,367
Dividends reinvested	—	—	—	—
Value of shares redeemed	(8,483,746)	(4,196,103)	(4,005,494)	(2,991,603)
Change in net assets resulting from capital transactions	$14,192,765	$(3,374,223)	$6,006,456	$1,152,156
SHARE TRANSACTIONS:
Investor Class
Issued	4,654,649	2,409,920	1,193,981	1,735,027
Reinvested	—	—	—	—
Redeemed	(4,187,040)	(2,705,577)	(1,084,254)	(1,723,949)
Service Class
Issued	440,486	276,502	100,679	85,373
Reinvested	—	—	—	—
Redeemed	(382,424)	(274,688)	(94,247)	(88,003)
Change in shares	525,671	(293,843)	116,159	8,448

(a)  As described in Note 10, share amounts have been adjusted for 6:1 stock split that occurred on November 19, 2012.

(b)  As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

Internet UltraSector ProFund				Mobile Telecommunications UltraSector ProFund			Oil & Gas UltraSector ProFund
Year Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
July 31, 2013		July 31, 2012		July 31, 2013	July 31, 2012		July 31, 2013	July 31, 2012

$(379,058)		$(284,547)		$(281,455)	$(42,200)		$(67,507)	$(229,189)
7,946,039		(2,642,666)		6,064,554	(78,884)		11,597,899	(10,533,635)
3,556,236		(1,107,168)		(892,179)	1,279,887		(2,146,585)	(4,581,122)
11,123,217		(4,034,381)		4,890,920	1,158,803		9,383,807	(15,343,946)

(1,246,677)		—		—	—		—	—
(194,924)		—		—	—		—	—
(1,441,601)		—		—	—		—	—
13,910,610		(15,545,735)		(5,485,532)	5,113,930		(14,795,001)	(32,674,927)
23,592,226		(19,580,116)		(594,612)	6,272,733		(5,411,194)	(48,018,873)

17,963,990		37,544,106		9,748,462	3,475,729		43,918,589	91,937,462
$41,556,216		$17,963,990		$9,153,850	$9,748,462		$38,507,395	$43,918,589
$(441,230)		$(278,107)		$(332,332)	$(52,959)		$(209,673)	$(184,418)

$77,377,173		$50,783,085		$54,895,647	$32,765,283		$119,403,650	$139,438,246
1,158,159		—		—	—		—	—
(65,469,805)		(64,850,483)		(59,909,334)	(27,998,365)		(133,680,645)	(171,452,713)

10,761,054		3,982,665		3,373,729	2,064,353		2,066,332	10,252,735
190,938		—		—	—		—	—
(10,106,909)		(5,461,002)		(3,845,574)	(1,717,341)		(2,584,338)	(10,913,195)
$13,910,610		$(15,545,735)		$(5,485,532)	$5,113,930		$(14,795,001)	$(32,674,927)

3,225,500	(a)	2,683,986	(a)	1,442,870	1,438,530	(b)	2,677,260	3,704,881
56,221	(a)	—		—	—		—	—
(2,807,532	)(a)	(3,484,242	)(a)	(1,557,545)	(1,252,649	)(b)	(3,013,851)	(4,578,524)

521,389	(a)	242,388	(a)	107,254	91,548	(b)	51,575	299,553
10,667	(a)	—		—	—		—	—
(493,526	)(a)	(335,208	)(a)	(115,239)	(80,072	)(b)	(66,474)	(321,646)
512,719		(893,076)		(122,660)	197,357		(351,490)	(895,736)

See accompanying notes to the financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(119,817)	$(201,577)	$(31,133)	$35,415
Net realized gains (losses) on investments	2,894,724	(10,869,034)	3,036,317	1,167,895
Change in net unrealized appreciation/depreciation on investments	(474,275)	(4,814,257)	1,353,267	1,029,079
Change in net assets resulting from operations	2,300,632	(15,884,868)	4,358,451	2,232,389
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(28,840)	(24,525)
Service Class	—	—	(2,614)	—
Change in net assets resulting from distributions	—	—	(31,454)	(24,525)
Change in net assets resulting from capital transactions	(1,728,730)	(16,992,880)	(5,639,237)	5,317,290
Change in net assets	571,902	(32,877,748)	(1,312,240)	7,525,154
NET ASSETS:
Beginning of period	13,666,030	46,543,778	15,032,922	7,507,768
End of period	$14,237,932	$13,666,030	$13,720,682	$15,032,922
Accumulated net investment income (loss)	$(232,359)	$(139,697)	$10,029	$72,616
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$126,900,719	$157,809,332	$49,425,414	$42,304,988
Dividends reinvested	—	—	27,658	23,529
Value of shares redeemed	(127,851,506)	(174,991,656)	(50,987,886)	(42,674,253)
Service Class
Proceeds from shares issued	5,305,067	7,412,968	5,735,736	13,426,268
Dividends reinvested	—	—	2,614	—
Value of shares redeemed	(6,083,010)	(7,223,524)	(9,842,773)	(7,763,242)
Change in net assets resulting from capital transactions	$(1,728,730)	$(16,992,880)	$(5,639,237)	$5,317,290
SHARE TRANSACTIONS:
Investor Class
Issued	6,143,481	8,206,251	3,474,305	4,161,311
Reinvested	—	—	2,265	2,254
Redeemed	(6,206,795)	(9,186,554)	(3,625,386)	(4,187,297)
Service Class
Issued	272,495	392,096	442,208	1,254,562
Reinvested	—	—	227	—
Redeemed	(317,171)	(392,982)	(724,977)	(781,935)
Change in shares	(107,990)	(981,189)	(431,358)	448,895

(a)  Subsequent to the issuance of the July 31, 2012 financial statements, $8,259 was determined to be a return of capital.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012

$(250,144)	$(830,279)	$52,762	$25,230	$(19,150)	$8,605
(13,147,084)	(32,060,427)	2,084,112	158,751	778,543	(814,786)
(8,545,918)	7,891,360	(1,784,023)	2,292,257	(542,637)	(162,464)
(21,943,146)	(24,999,346)	352,851	2,476,238	216,756	(968,645)

—	—	(46,705)	(51,374)	(7,557)	(18,498	)(a)
—	—	—	—	—	—
—	—	(46,705)	(51,374)	(7,557)	(18,498)
23,450,875	(7,406,062)	(20,828,418)	8,178,397	(1,207,741)	339,932
1,507,729	(32,405,408)	(20,522,272)	10,603,261	(998,542)	(647,211)

31,068,783	63,474,191	47,205,103	36,601,842	3,795,649	4,442,860
$32,576,512	$31,068,783	$26,682,831	$47,205,103	$2,797,107	$3,795,649
$(682,651)	$(594,776)	$72,941	$81,493	$(24,096)	$(5,491)

$443,457,980	$410,410,021	$265,689,091	$234,088,645	$50,664,915	$54,020,045
—	—	45,817	50,506	7,169	17,702
(421,915,055)	(411,256,134)	(281,865,634)	(228,377,705)	(51,916,084)	(53,652,383)

21,060,335	90,196,002	6,935,808	17,469,627	4,960,637	1,370,184
—	—	—	—	—	—
(19,152,385)	(96,755,951)	(11,633,500)	(15,052,676)	(4,924,378)	(1,415,616)
$23,450,875	$(7,406,062)	$(20,828,418)	$8,178,397	$(1,207,741)	$339,932

21,959,364	12,389,287	8,913,965	9,924,437	3,682,210	3,686,477
—	—	1,665	2,288	587	1,315
(20,767,619)	(12,457,432)	(9,534,871)	(9,797,989)	(3,786,473)	(3,719,537)

924,587	2,723,306	232,205	703,787	360,904	103,009
—	—	—	—	—	—
(830,496)	(2,986,897)	(409,161)	(639,207)	(363,526)	(109,066)
1,285,836	(331,736)	(796,197)	193,316	(106,298)	(37,802)

See accompanying notes to the financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(63,908)	$(138,797)	$26,262	$55,499
Net realized gains (losses) on investments	2,289,155	(641,108)	1,165,864	443,677
Change in net unrealized appreciation/depreciation on investments	(1,152,665)	649,180	(1,835,408)	2,055,470
Change in net assets resulting from operations	1,072,582	(130,725)	(643,282)	2,554,646
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(52,704)	(60,501)
Service Class	—	—	—	(981)
Change in net assets resulting from distributions	—	—	(52,704)	(61,482)
Change in net assets resulting from capital transactions	(9,817,029)	1,529,387	(20,220,704)	19,553,758
Change in net assets	(8,744,447)	1,398,662	(20,916,690)	22,046,922
NET ASSETS:
Beginning of period	13,877,182	12,478,520	25,387,409	3,340,487
End of period	$5,132,735	$13,877,182	$4,470,719	$25,387,409
Accumulated net investment income (loss)	$(164,857)	$(122,166)	$(54,375)	$(27,582)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$69,053,136	$51,041,882	$35,498,890	$41,258,114
Dividends reinvested	—	—	50,775	57,685
Value of shares redeemed	(79,047,347)	(48,815,193)	(55,628,547)	(21,874,872)
Service Class
Proceeds from shares issued	4,237,836	7,708,933	6,679,257	3,262,879
Dividends reinvested	—	—	—	980
Value of shares redeemed	(4,060,654)	(8,406,235)	(6,821,079)	(3,151,028)
Change in net assets resulting from capital transactions	$(9,817,029)	$1,529,387	$(20,220,704)	$19,553,758
SHARE TRANSACTIONS:
Investor Class
Issued	1,927,700	1,504,791	1,891,103	2,639,515
Reinvested	—	—	3,053	4,321
Redeemed	(2,198,117)	(1,480,946)	(3,037,725)	(1,507,847)
Service Class
Issued	125,361	246,153	367,462	211,878
Reinvested	—	—	—	76
Redeemed	(120,618)	(268,749)	(379,528)	(206,291)
Change in shares	(265,674)	1,249	(1,155,635)	1,141,652

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 239

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012

$100,077	$116,551	$(55,413)	$(44,258)	$(139,908)	$(124,913)
(76,807)	(433,350)	(571,277)	(239,839)	597,223	1,281,503
(857,757)	2,004,992	61,803	(105,661)	655,670	(776,026)
(834,487)	1,688,193	(564,887)	(389,758)	1,112,985	380,564

(136,266)	(143,766)	—	—	—	—
(5,330)	—	—	—	—	—
(141,596)	(143,766)	—	—	—	—
(8,029,734)	5,040,478	518,282	610,475	5,900,994	(5,744,308)
(9,005,817)	6,584,905	(46,605)	220,717	7,013,979	(5,363,744)

27,111,004	20,526,099	1,614,043	1,393,326	5,564,196	10,927,940
$18,105,187	$27,111,004	$1,567,438	$1,614,043	$12,578,175	$5,564,196
$(26,918)	$14,944	$(75,265)	$(26,580)	$(195,242)	$(78,354)

$93,814,371	$165,899,777	$50,614,764	$62,756,586	$130,842,717	$95,631,610
134,226	141,701	—	—	—	—
(101,641,364)	(160,591,077)	(50,710,370)	(62,058,172)	(125,493,119)	(101,281,366)

3,830,458	4,041,758	1,802,311	5,547,527	47,046,158	18,990,225
5,001	—	—	—	—	—
(4,172,426)	(4,451,681)	(1,188,423)	(5,635,466)	(46,494,762)	(19,084,777)
$(8,029,734)	$5,040,478	$518,282	$610,475	$5,900,994	$(5,744,308)

3,809,828	7,677,778	6,998,113	6,888,567	16,587,207	15,431,438
6,293	6,346	—	—	—	—
(4,238,991)	(7,579,388)	(7,037,175)	(6,844,275)	(16,017,486)	(16,419,935)

154,516	200,258	236,801	586,382	5,082,644	2,907,562
243	—	—	—	—	—
(170,465)	(228,035)	(155,507)	(595,653)	(5,066,102)	(2,932,441)
(438,576)	76,959	42,232	35,021	586,263	(1,013,376)

See accompanying notes to the financial statements.

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(69,071)	$(82,605)	$(26,304)	$(183,825)
Net realized gains (losses) on investments	(925,213)	(1,432,812)	(9,904,696)	16,364,730
Change in net unrealized appreciation/depreciation on investments	244,078	(180,511)	(1,969,246)	527,331
Change in net assets resulting from operations	(750,206)	(1,695,928)	(11,900,246)	16,708,236
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(1,611)
Change in net assets resulting from distributions	—	—	—	(1,611)
Change in net assets resulting from capital transactions	2,486,630	640,217	11,929,831	15,556,306
Change in net assets	1,736,424	(1,055,711)	29,585	32,262,931
NET ASSETS:
Beginning of period	3,180,806	4,236,517	56,578,510	24,315,579
End of period	$4,917,230	$3,180,806	$56,608,095	$56,578,510
Accumulated net investment income (loss)	$(101,882)	$(46,011)	$(78,330)	$(103,775)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$85,484,276	$62,572,085	$1,840,552,992	$2,766,529,518
Dividends reinvested	—	—	—	1,476
Value of shares redeemed	(83,066,845)	(61,926,646)	(1,836,301,151)	(2,752,110,294)
Service Class
Proceeds from shares issued	953,066	646,276	102,183,329	100,319,259
Value of shares redeemed	(883,867)	(651,498)	(94,505,339)	(99,183,653)
Change in net assets resulting from capital transactions	$2,486,630	$640,217	$11,929,831	$15,556,306
SHARE TRANSACTIONS:
Investor Class
Issued	15,972,021	8,744,112	38,263,810	59,345,689
Reinvested	—	—	—	33
Redeemed	(15,589,618)	(8,777,283)	(38,186,740)	(58,986,302)
Service Class
Issued	186,236	91,889	2,282,939	2,180,457
Redeemed	(171,464)	(92,583)	(2,070,119)	(2,155,963)
Change in shares	397,175	(33,865)	289,890	383,914

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012	July 31, 2013	July 31, 2012

$(608,071)	$(697,143)	$(1,836,636)	$(2,243,851)	$(1,308,629)	$(1,898,025)
3,535,835	(8,500,279)	14,758,782	(91,840,445)	(1,211,203)	5,726,782
(221,513)	1,540,362	2,380,853	10,722,031	(1,702,560)	830,848
2,706,251	(7,657,060)	15,302,999	(83,362,265)	(4,222,392)	4,659,605

—	—	—	—	—	—
—	—	—	—	—	—
13,442,376	(7,488,420)	39,444,692	(113,922,911)	(25,135,079)	54,430,178
16,148,627	(15,145,480)	54,747,691	(197,285,176)	(29,357,471)	59,089,783

35,360,728	50,506,208	92,741,584	290,026,760	113,593,374	54,503,591
$51,509,355	$35,360,728	$147,489,275	$92,741,584	$84,235,903	$113,593,374
$(974,369)	$(487,132)	$(3,127,524)	$(1,663,178)	$(2,466,764)	$(1,528,659)

$66,765,708	$50,395,235	$1,546,958,042	$2,405,253,739	$165,845,290	$412,006,703
—	—	—	—	—	—
(69,397,313)	(56,935,373)	(1,523,438,182)	(2,520,142,295)	(199,574,382)	(357,918,889)

17,869,090	6,167,770	76,194,325	59,977,264	33,151,281	20,390,499
(1,795,109)	(7,116,052)	(60,269,493)	(59,011,619)	(24,557,268)	(20,048,135)
$13,442,376	$(7,488,420)	$39,444,692	$(113,922,911)	$(25,135,079)	$54,430,178

3,810,861	2,689,139	210,167,871	297,416,487	6,415,509	15,993,384
—	—	—	—	—	—
(3,922,665)	(3,039,189)	(207,710,174)	(309,224,861)	(7,737,323)	(13,963,703)

1,027,517	315,812	10,603,738	6,852,015	1,344,977	825,708
(103,034)	(374,587)	(8,398,815)	(7,057,459)	(997,010)	(802,315)
812,679	(408,825)	4,662,620	(12,013,818)	(973,847)	2,053,074

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund
	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(157,254)	$(169,697)
Net realized gains (losses) on investments	(286,285)	(1,263,848)
Change in net unrealized appreciation/depreciation on investments	185,712	(123,895)
Change in net assets resulting from operations	(257,827)	(1,557,440)
Change in net assets resulting from capital transactions	2,984,128	(11,073,471)
Change in net assets	2,726,301	(12,630,911)
NET ASSETS:
Beginning of period	4,893,901	17,524,812
End of period	$7,620,202	$4,893,901
Accumulated net investment income (loss)	$(234,637)	$(103,451)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$55,114,785	$43,764,523
Value of shares redeemed	(53,207,456)	(53,929,855)
Service Class
Proceeds from shares issued	21,412,408	306,697
Value of shares redeemed	(20,335,609)	(1,214,836)
Change in net assets resulting from capital transactions	$2,984,128	$(11,073,471)
SHARE TRANSACTIONS:
Investor Class
Issued	2,460,096	1,856,081
Redeemed	(2,381,025)	(2,295,476)
Service Class
Issued	984,002	12,809
Redeemed	(937,664)	(50,179)
Change in shares	125,409	(476,765)

See accompanying notes to the financial statements.

Financial Highlights

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2013	$62.44	(0.41)	14.53	14.12	—	—		—
Year Ended July 31, 2012	$58.45	(0.66)	4.65	3.99	—	—		—
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—		—
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—		—
Year Ended July 31, 2009	$56.76	0.20	(12.25)	(12.05)	(0.06)	—	(c)	(0.06)
Service Class
Year Ended July 31, 2013	$55.46	(1.00)	12.86	11.86	—	—		—
Year Ended July 31, 2012	$52.43	(1.19)	4.22	3.03	—	—		—
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—		—
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—		—
Year Ended July 31, 2009	$52.37	(0.18)	(11.33)	(11.51)	—	—		—
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2013	$48.49	(0.48)	15.19	14.71	—	—		—
Year Ended July 31, 2012	$48.97	(0.62)	0.14 (d)	(0.48)	—	—		—
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—		—
Year Ended July 31, 2010	$33.01	(0.33)	7.02	6.69	—	—		—
Year Ended July 31, 2009	$42.88	(0.21)	(9.66)	(9.87)	—	—		—
Service Class
Year Ended July 31, 2013	$43.97	(0.98)	13.76	12.78	—	—		—
Year Ended July 31, 2012	$44.85	(1.06)	0.18 (d)	(0.88)	—	—		—
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—		—
Year Ended July 31, 2010	$30.85	(0.69)	6.56	5.87	—	—		—
Year Ended July 31, 2009	$40.51	(0.50)	(9.16)	(9.66)	—	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$76.56	22.61%	1.75%	1.75%	(0.61)%	$83,880	25%
$62.44	6.81%	1.72%	1.72%	(1.14)%	$75,354	3%
$58.45	17.01%	1.71%	1.71%	(1.01)%	$39,339	74%
$49.96	11.89%	1.70%	1.70%	(0.32)%	$44,547	225%
$44.65	(21.23)%	1.79%	1.79%	0.48%	$36,314	839%

$67.32	21.38%	2.75%	2.75%	(1.61)%	$6,429	25%
$55.46	5.76%	2.72%	2.72%	(2.14)%	$18,000	3%
$52.43	15.86%	2.71%	2.71%	(2.01)%	$4,665	74%
$45.26	10.77%	2.70%	2.70%	(1.32)%	$6,254	225%
$40.86	(21.98)%	2.79%	2.79%	(0.52)%	$9,650	839%

$63.20	30.34%	1.75%	1.75%	(0.88)%	$26,811	393%
$48.49	(0.98)%	1.86%	1.85%	(1.33)%	$25,542	12%
$48.97	23.35%	1.71%	1.71%	(1.27)%	$28,133	59%
$39.70	20.27%	1.78%	1.72%	(0.85)%	$19,031	365%
$33.01	(23.02)%	2.12%	1.65%	(0.69)%	$12,888	1,263%

$56.75	29.07%	2.75%	2.75%	(1.88)%	$985	393%
$43.97	(1.96)%	2.86%	2.85%	(2.33)%	$891	12%
$44.85	22.14%	2.71%	2.71%	(2.27)%	$6,385	59%
$36.72	19.03%	2.78%	2.72%	(1.85)%	$1,150	365%
$30.85	(23.85)%	3.12%	2.65%	(1.69)%	$1,010	1,263%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights ::  245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2013	$43.95	(0.49)	14.95	14.46	—	—	—
Year Ended July 31, 2012	$44.41	(0.47)	0.01	(0.46)	—	—	—
Year Ended July 31, 2011	$36.34	(0.53)	8.60	8.07	—	—	—
Year Ended July 31, 2010	$30.99	(0.43)	5.78	5.35	—	—	—
Year Ended July 31, 2009	$40.20	(0.18)	(9.02)	(9.20)	(0.01)	—	(0.01)
Service Class
Year Ended July 31, 2013	$39.33	(0.93)	13.37	12.44	—	—	—
Year Ended July 31, 2012	$40.14	(0.85)	0.04	(0.81)	—	—	—
Year Ended July 31, 2011	$33.21	(0.92)	7.85	6.93	—	—	—
Year Ended July 31, 2010	$28.62	(0.75)	5.34	4.59	—	—	—
Year Ended July 31, 2009	$37.47	(0.44)	(8.41)	(8.85)	—	—	—
NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2013	$87.02	(0.91)	14.74	13.83	—	(1.27)	(1.27)
Year Ended July 31, 2012	$78.72	(0.98)	9.28	8.30	—	—	—
Year Ended July 31, 2011	$64.66	(0.94)	17.13	16.19	—	(2.13)	(2.13)
Year Ended July 31, 2010	$57.39	(0.72)	9.18	8.46	—	(1.19)	(1.19)
Year Ended July 31, 2009	$67.03	(0.49)	(9.04)	(9.53)	(0.11)	—	(0.11)
Service Class
Year Ended July 31, 2013	$77.09	(1.71)	13.03	11.32	—	(1.27)	(1.27)
Year Ended July 31, 2012	$70.45	(1.71)	8.35	6.64	—	—	—
Year Ended July 31, 2011	$58.59	(1.60)	15.59	13.99	—	(2.13)	(2.13)
Year Ended July 31, 2010	$52.61	(1.31)	8.48	7.17	—	(1.19)	(1.19)
Year Ended July 31, 2009	$61.96	(0.96)	(8.39)	(9.35)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$58.41	32.90%	2.12%	1.76%	(0.98)%	$32,724	264%
$43.95	(1.06)%	2.14%	1.73%	(1.11)%	$19,040	80%
$44.41	22.23%	1.85%	1.73%	(1.27)%	$12,925	94%
$36.34	17.30%	1.79%	1.71%	(1.22)%	$22,591	282%
$30.99	(22.92)%	1.82%	1.59%	(0.56)%	$17,310	351%

$51.77	31.66%	3.12%	2.76%	(1.98)%	$1,914	264%
$39.33	(2.04)%	3.14%	2.73%	(2.11)%	$868	80%
$40.14	20.93%	2.85%	2.73%	(2.27)%	$1,024	94%
$33.21	16.00%	2.79%	2.71%	(2.22)%	$1,341	282%
$28.62	(23.62)%	2.82%	2.59%	(1.56)%	$1,162	351%

$99.58	16.13%	1.78%	1.78%	(1.01)%	$31,567	331%
$87.02	10.53%	1.73%	1.73%	(1.23)%	$34,988	5%
$78.72	25.21%	1.65%	1.65%	(1.28)%	$44,608	62%
$64.66	14.74%	1.61%	1.61%	(1.16)%	$42,087	226%
$57.39	(14.17)%	1.63%	1.63%	(0.98)%	$132,788	758%

$87.14	14.94%	2.77%	2.77%	(2.00)%	$5,496	331%
$77.09	9.41%	2.73%	2.73%	(2.23)%	$5,920	5%
$70.45	24.03%	2.65%	2.65%	(2.28)%	$4,806	62%
$58.59	13.63%	2.61%	2.61%	(2.16)%	$4,981	226%
$52.61	(15.09)%	2.63%	2.63%	(1.98)%	$6,488	758%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2013	$39.48	0.38	10.56	10.94	(0.33)	(0.12)	(0.45)
Year Ended July 31, 2012	$37.34	0.29	1.85	2.14	—	—	—
Year Ended July 31, 2011	$33.04	0.24	4.06	4.30	—	—	—
Year Ended July 31, 2010	$29.69	0.20	3.45	3.65	(0.30)	—	(0.30)
Year Ended July 31, 2009	$40.45	0.50	(10.77)	(10.27)	(0.49)	—	(0.49)
Service Class
Year Ended July 31, 2013	$36.91	(0.03)	9.87	9.84	—	(0.12)	(0.12)
Year Ended July 31, 2012	$35.26	(0.07)	1.72	1.65	—	—	—
Year Ended July 31, 2011	$31.51	(0.11)	3.86	3.75	—	—	—
Year Ended July 31, 2010	$28.41	(0.12)	3.29	3.17	(0.07)	—	(0.07)
Year Ended July 31, 2009	$38.61	0.23	(10.29)	(10.06)	(0.14)	—	(0.14)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2013	$44.90	0.12	7.99	8.11	(0.21)	—	(0.21)
Year Ended July 31, 2012	$41.50	0.06	3.34	3.40	—	—	—
Year Ended July 31, 2011	$34.14	(0.01)	7.37	7.36	—	—	—
Year Ended July 31, 2010	$30.91	(0.07)	3.30	3.23	—	—	—
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)	(6.98)	—	—	—
Service Class
Year Ended July 31, 2013	$40.81	(0.32)	7.22	6.90	—	—	—
Year Ended July 31, 2012	$38.09	(0.33)	3.05	2.72	—	—	—
Year Ended July 31, 2011	$31.65	(0.37)	6.81	6.44	—	—	—
Year Ended July 31, 2010	$28.95	(0.39)	3.09	2.70	—	—	—
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)	(6.89)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$49.97	27.98%	1.76%	1.75%	0.87%	$23,658	428%
$39.48	5.73%	1.80%	1.73%	0.76%	$37,980	452%
$37.34	13.01%	1.89%	1.73%	0.67%	$13,920	733%
$33.04	12.28%	2.23%	1.71%	0.61%	$13,096	1,214%
$29.69	(25.30)%	1.88%	1.79%	1.77%	$5,142	919%

$46.63	26.73%	2.76%	2.75%	(0.13)%	$4,522	428%
$36.91	4.68%	2.80%	2.73%	(0.24)%	$4,778	452%
$35.26	11.90%	2.89%	2.73%	(0.33)%	$3,280	733%
$31.51	11.14%	3.23%	2.71%	(0.39)%	$1,157	1,214%
$28.41	(26.04)%	2.88%	2.79%	0.77%	$2,390	919%

$52.80	18.14%	1.81%	1.81%	0.26%	$16,811	596%
$44.90	8.19%	1.74%	1.72%	0.13%	$44,257	413%
$41.50	21.56%	1.91%	1.73%	(0.04)%	$32,436	453%
$34.14	10.45%	1.99%	1.85%	(0.20)%	$5,344	460%
$30.91	(18.42)%	1.95%	1.95%	(0.16)%	$22,507	483%

$47.71	16.91%	2.81%	2.81%	(0.74)%	$3,677	596%
$40.81	7.14%	2.74%	2.72%	(0.87)%	$3,915	413%
$38.09	20.31%	2.91%	2.73%	(1.04)%	$3,900	453%
$31.65	9.36%	2.99%	2.85%	(1.20)%	$3,220	460%
$28.95	(19.22)%	2.95%	2.95%	(1.16)%	$3,080	483%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2013	$44.62	0.21	14.41	14.62	(0.05)	(0.05)
Year Ended July 31, 2012	$44.21	0.06	0.35 (c)	0.41	—	—
Year Ended July 31, 2011	$37.59	0.01	6.61	6.62	—	—
Year Ended July 31, 2010	$31.67	0.06	6.28	6.34	(0.42)	(0.42)
Year Ended July 31, 2009	$40.93	0.23	(9.49)	(9.26)	—	—
Service Class
Year Ended July 31, 2013	$40.32	(0.25)	12.93	12.68	—	—
Year Ended July 31, 2012	$40.35	(0.34)	0.31 (c)	(0.03)	—	—
Year Ended July 31, 2011	$34.65	(0.40)	6.10	5.70	—	—
Year Ended July 31, 2010	$29.30	(0.27)	5.77	5.50	(0.15)	(0.15)
Year Ended July 31, 2009	$38.25	(0.05)	(8.90)	(8.95)	—	—
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2013	$45.31	(0.24)	13.05	12.81	—	—
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)	(1.10)	—	—
Year Ended July 31, 2011	$35.86	(0.42)	10.97	10.55	—	—
Year Ended July 31, 2010	$29.72	(0.33)	6.47	6.14	—	—
Year Ended July 31, 2009	$37.81	(0.26)	(7.83)	(8.09)	—	—
Service Class
Year Ended July 31, 2013	$40.44	(0.70)	11.64	10.94	—	—
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)	(1.38)	—	—
Year Ended July 31, 2011	$32.63	(0.82)	10.01	9.19	—	—
Year Ended July 31, 2010	$27.33	(0.64)	5.94	5.30	—	—
Year Ended July 31, 2009	$35.10	(0.52)	(7.25)	(7.77)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$59.19	32.80%	1.99%	1.77%	0.41%	$21,421	676%
$44.62	0.93%	2.29%	1.73%	0.15%	$3,670	597%
$44.21	17.61%	1.84%	1.73%	0.02%	$15,621	678%
$37.59	20.03%	1.93%	1.70%	0.17%	$14,273	849%
$31.67	(22.62)%	1.91%	1.80%	0.78%	$6,832	722%

$53.00	31.45%	2.99%	2.77%	(0.59)%	$4,589	676%
$40.32	(0.10)%	3.29%	2.73%	(0.85)%	$895	597%
$40.35	16.45%	2.84%	2.73%	(0.98)%	$2,871	678%
$34.65	18.83%	2.93%	2.70%	(0.83)%	$1,118	849%
$29.30	(23.40)%	2.91%	2.80%	(0.22)%	$1,804	722%

$58.12	28.27%	1.89%	1.76%	(0.48)%	$11,152	642%
$45.31	(2.39)%	2.21%	1.73%	(1.01)%	$12,925	540%
$46.41	29.45%	1.78%	1.78%	(0.98)%	$24,923	426%
$35.86	20.66%	1.94%	1.86%	(0.98)%	$6,858	629%
$29.72	(21.40)%	1.71%	1.71%	(0.98)%	$15,656	743%

$51.38	27.05%	2.89%	2.76%	(1.48)%	$4,431	642%
$40.44	(3.32)%	3.21%	2.73%	(2.01)%	$2,785	540%
$41.82	28.16%	2.77%	2.77%	(1.97)%	$7,452	426%
$32.63	19.43%	2.94%	2.86%	(1.98)%	$6,079	629%
$27.33	(22.14)%	2.71%	2.71%	(1.98)%	$4,486	743%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2013	$44.52	0.01	15.48	15.49	(0.01)	—	(0.01)	—
Year Ended July 31, 2012	$43.55	(0.07)	1.04	0.97	—	—	—	—
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—	0.06	(c)
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)	—
Year Ended July 31, 2009	$40.92	0.20	(8.60)	(8.40)	(0.30)	—	(0.30)	—
Service Class
Year Ended July 31, 2013	$40.19	(0.46)	13.93	13.47	—	—	—	—
Year Ended July 31, 2012	$39.73	(0.47)	0.93	0.46	—	—	—	—
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—	0.06	(c)
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)	—
Year Ended July 31, 2009	$38.09	(0.10)	(8.00)	(8.10)	—	—	—	—
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2013	$46.62	(0.41)	14.35	13.94	—	—	—	—
Year Ended July 31, 2012	$45.77	(0.32)	1.17 (d)	0.85	—	—	—	—
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—	0.05	(e)
Year Ended July 31, 2010	$30.51	(0.33)	5.73	5.40	—	—	—	—
Year Ended July 31, 2009	$39.16	(0.28)	(8.37)	(8.65)	—	—	—	—
Service Class
Year Ended July 31, 2013	$41.80	(0.88)	12.84	11.96	—	—	—	—
Year Ended July 31, 2012	$41.44	(0.73)	1.09 (d)	0.36	—	—	—	—
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—	0.05	(e)
Year Ended July 31, 2010	$28.19	(0.65)	5.29	4.64	—	—	—	—
Year Ended July 31, 2009	$36.54	(0.55)	(7.80)	(8.35)	—	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$60.00	34.81%		1.97%	1.76%	0.03%	$34,020	674%
$44.52	2.23%		2.05%	1.73%	(0.15)%	$27,367	758%
$43.55	17.23	%(c)	1.96%	1.73%	(0.43)%	$6,100	877%
$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%
$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%

$53.66	33.52%		2.97%	2.76%	(0.97)%	$9,081	674%
$40.19	1.13%		3.05%	2.73%	(1.15)%	$2,876	758%
$39.73	16.10	%(c)	2.96%	2.73%	(1.43)%	$2,748	877%
$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%
$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%

$60.56	29.90%		2.04%	1.77%	(0.79)%	$20,695	614%
$46.62	1.86%		2.27%	1.73%	(0.75)%	$6,148	499%
$45.77	27.46	%(e)	1.78%	1.73%	(0.64)%	$19,724	530%
$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%
$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%

$53.76	28.61%		3.04%	2.77%	(1.79)%	$3,959	614%
$41.80	0.84%		3.27%	2.73%	(1.75)%	$2,712	499%
$41.44	26.22	%(e)	2.78%	2.73%	(1.64)%	$7,105	530%
$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%
$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—		—	—
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	—		—	(1.34)
Year Ended July 31, 2011	$12.67	0.37	1.52	1.89	—	—		—	—
Year Ended July 31, 2010	$12.41	0.05	0.36	0.41	(0.15)	—		—	(0.15)
Year Ended July 31, 2009	$17.36	0.27	(4.79)	(4.52)	(0.16)	—	(c)	(0.27)	(0.43)
Service Class
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—		—	—
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	—		—	(0.93)
Year Ended July 31, 2011	$12.89	0.22	1.58	1.80	—	—		—	—
Year Ended July 31, 2010	$12.69	(0.08)	0.35	0.27	(0.07)	—		—	(0.07)
Year Ended July 31, 2009	$17.64	0.15	(4.83)	(4.68)	—	—		(0.27)	(0.27)
UltraBull ProFund
Investor Class
Year Ended July 31, 2013	$45.83	(0.16)	23.03	22.87	—	—		—	—
Year Ended July 31, 2012	$41.98	(0.25)	4.10 (d)	3.85	—	—		—	—
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—		—	—
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—		—	—
Year Ended July 31, 2009	$50.82	0.10	(25.16)	(25.06)	(0.16)	(0.01)		—	(0.17)
Service Class
Year Ended July 31, 2013	$40.75	(0.66)	20.38	19.72	—	—		—	—
Year Ended July 31, 2012	$37.67	(0.62)	3.70 (d)	3.08	—	—		—	—
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—		—	—
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—		—	—
Year Ended July 31, 2009	$46.70	(0.12)	(23.12)	(23.24)	(0.04)	—		—	(0.04)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$13.91	20.75%	1.84%	1.81%	1.15%	$6,143	719%
$11.52	(11.48)%	3.13%	1.91%	2.50%	$3,771	2,739%
$14.56	14.92%	1.73%	1.73%	2.57%	$7,386	1,579%
$12.67	3.22%	1.86%	1.75%	0.40%	$11,109	1,107%
$12.41	(25.49)%	2.03%	1.94%	2.32%	$8,034	2,221%

$14.27	19.51%	2.84%	2.81%	0.15%	$3,086	719%
$11.94	(12.32)%	4.13%	2.91%	1.50%	$2,408	2,739%
$14.69	13.88%	2.73%	2.73%	1.57%	$296	1,579%
$12.89	2.16%	2.86%	2.75%	(0.60)%	$1,610	1,107%
$12.69	(26.16)%	3.03%	2.94%	1.32%	$1,581	2,221%

$68.70	49.90%	1.69%	1.69%	(0.29)%	$72,957	947%
$45.83	9.17%	1.70%	1.70%	(0.62)%	$76,941	265%
$41.98	35.38%	1.62%	1.62%	(0.61)%	$101,927	450%
$31.01	21.18%	1.65%	1.65%	(0.53)%	$97,062	741%
$25.59	(49.27)%	1.65%	1.65%	0.40%	$61,531	697%

$60.47	48.39%	2.69%	2.69%	(1.29)%	$19,384	947%
$40.75	8.15%	2.70%	2.70%	(1.62)%	$3,392	265%
$37.67	34.09%	2.62%	2.62%	(1.61)%	$6,218	450%
$28.10	19.98%	2.65%	2.65%	(1.53)%	$4,551	741%
$23.42	(49.77)%	2.65%	2.65%	(0.60)%	$5,752	697%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2013	$39.87	(0.37)	28.04	27.67	—	—
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—	—
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—	—
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	— (c)	— (c)
Year Ended July 31, 2009	$42.88	(0.09)	(22.19)	(22.28)	(0.01)	(0.01)
Service Class
Year Ended July 31, 2013	$35.87	(0.84)	25.12	24.28	—	—
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—	—
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—	—
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—	—
Year Ended July 31, 2009	$40.09	(0.27)	(20.73)	(21.00)	—	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—	—
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—	—
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—	—
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—	—
Year Ended July 31, 2009	$23.26	(0.07)	(12.65)	(12.72)	(0.01)	(0.01)
Service Class
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—	—
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—	—
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—	—
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—	—
Year Ended July 31, 2009	$21.53	(0.17)	(11.72)	(11.89)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$67.54	69.40%	1.69%	1.69%	(0.70)%	$57,274	50%
$39.87	(8.05)%	1.81%	1.81%	(0.92)%	$26,102	12%
$43.36	50.87%	1.64%	1.64%	(1.06)%	$63,175	82%
$28.74	39.60%	1.68%	1.68%	(0.76)%	$31,639	329%
$20.59	(51.97)%	1.76%	1.76%	(0.44)%	$28,094	469%

$60.15	67.69%	2.69%	2.69%	(1.70)%	$2,315	50%
$35.87	(8.98)%	2.81%	2.81%	(1.92)%	$1,579	12%
$39.41	49.39%	2.64%	2.64%	(2.06)%	$2,032	82%
$26.38	38.19%	2.68%	2.68%	(1.76)%	$2,535	329%
$19.09	(52.38)%	2.76%	2.76%	(1.44)%	$1,862	469%

$30.67	75.66%	1.81%	1.81%	(0.67)%	$46,231	149%
$17.46	(12.17)%	1.90%	1.89%	(1.21)%	$26,715	33%
$19.88	45.75%	1.70%	1.70%	(1.31)%	$48,580	102%
$13.64	29.53%	1.77%	1.76%	(1.23)%	$39,627	118%
$10.53	(54.70)%	1.80%	1.80%	(0.73)%	$26,338	203%

$26.95	73.87%	2.81%	2.81%	(1.67)%	$3,104	149%
$15.50	(13.12)%	2.90%	2.89%	(2.21)%	$760	33%
$17.84	44.34%	2.69%	2.69%	(2.30)%	$2,366	102%
$12.36	28.22%	2.77%	2.76%	(2.23)%	$1,939	118%
$9.64	(55.23)%	2.80%	2.80%	(1.73)%	$1,933	203%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10	—	—
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89	—	—
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95	—	—
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	— (e)	— (e)
Year Ended July 31, 2009	$31.25	0.05	(14.16)	(14.11)	(0.18)	(0.18)
Service Class
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61	—	—
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33	—	—
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27	—	—
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—	—
Year Ended July 31, 2009	$29.98	(0.10)	(13.59)	(13.69)	(0.04)	(0.04)
UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2013	$35.25	(0.20)	12.59	12.39	—	—
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37	—	—
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73	—	—
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—	—
Year Ended July 31, 2009	$24.40	(0.12)	(9.44)	(9.56)	—	—
Service Class
Year Ended July 31, 2013	$30.95	(0.54)	11.00	10.46	—	—
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47	—	—
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34	—	—
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—	—
Year Ended July 31, 2009	$22.28	(0.24)	(8.64)	(8.88)	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$49.33	44.11%		2.02%	1.76%	(0.18)%	$20,629	444	%(c)
—		$34.23	12.82%		2.00%	1.73%	(0.78)%	$13,694	—
—		$30.34	35.51%		1.78%	1.72%	(0.74)%	$18,046	—	(d)
—		$22.39	29.07%		1.79%	1.75%	(0.42)%	$9,690	181%
0.39	(f)	$17.35	(43.87	)%(f)	1.84%	1.84%	0.33%	$13,891	230%

—		$45.49	42.69%		3.01%	2.75%	(1.17)%	$1,432	444	%(c)
—		$31.88	11.62%		2.99%	2.72%	(1.77)%	$1,971	—
—		$28.55	34.21%		2.78%	2.72%	(1.74)%	$1,951	—	(d)
—		$21.28	27.88%		2.79%	2.75%	(1.42)%	$5,297	181%
0.39	(f)	$16.64	(44.37	)%(f)	2.84%	2.84%	(0.67)%	$2,295	230%

—		$47.64	35.15%		1.68%	1.68%	(0.50)%	$147,043	13%
—		$35.25	17.97%		1.73%	1.73%	(1.04)%	$122,625	5%
—		$29.88	56.03%		1.61%	1.61%	(1.02)%	$121,051	34%
—		$19.15	29.04%		1.62%	1.62%	(1.09)%	$114,365	31%
—		$14.84	(39.18)%		1.61%	1.61%	(0.99)%	$104,317	338%

—		$41.41	33.80%		2.68%	2.68%	(1.50)%	$5,073	13%
—		$30.95	16.84%		2.73%	2.73%	(2.04)%	$5,450	5%
—		$26.48	54.55%		2.61%	2.61%	(2.02)%	$5,684	34%
—		$17.14	27.91%		2.62%	2.62%	(2.09)%	$8,268	31%
—		$13.40	(39.86)%		2.61%	2.61%	(1.99)%	$5,274	338%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the year.
(d)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of equity securities during the year.
(e)	Amount is less than $0.005.
(f)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraInternational ProFund
Investor Class
Year Ended July 31, 2013	$9.65	(0.20)	4.71	4.51	—	—
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)	(4.49)	—	—
Year Ended July 31, 2011	$11.21	(0.22)	3.15	2.93	—	—
Year Ended July 31, 2010	$11.14	(0.21)	0.28	0.07	—	—
Year Ended July 31, 2009	$25.09	(0.12)	(13.81)	(13.93)	(0.09)	(0.09)
Service Class
Year Ended July 31, 2013	$9.24	(0.32)	4.51	4.19	—	—
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)	(4.44)	—	—
Year Ended July 31, 2011	$10.96	(0.36)	3.08	2.72	—	—
Year Ended July 31, 2010	$11.00	(0.33)	0.29	(0.04)	—	—
Year Ended July 31, 2009	$24.77	(0.23)	(13.61)	(13.84)	—	—
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2013	$10.92	0.01	(1.40)	(1.39)	(0.01)	(0.01)
Year Ended July 31, 2012	$16.60	0.03	(5.68)	(5.65)	(0.03)	(0.03)
Year Ended July 31, 2011	$14.53	0.05	2.02	2.07	—	—
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—
Year Ended July 31, 2009	$29.73	0.05	(17.21)	(17.16)	(0.27)	(0.27)
Service Class
Year Ended July 31, 2013	$10.70	(0.10)	(1.37)	(1.47)	—	—
Year Ended July 31, 2012	$16.38	(0.10)	(5.58)	(5.68)	—	—
Year Ended July 31, 2011	$14.48	(0.12)	2.02	1.90	—	—
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—
Year Ended July 31, 2009	$29.09	(0.05)	(16.67)	(16.72)	— (e)	— (e)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$14.16	46.74%		1.67%	1.67%	(1.59)%	$5,841	—
—		$9.65	(31.75)%		1.88%	1.88%	(1.81)%	$30,135	—
—		$14.14	26.14%		1.66%	1.63%	(1.56)%	$23,935	1,297	%(c)
—		$11.21	0.63%		1.87%	1.73%	(1.66)%	$10,496	—
0.07	(d)	$11.14	(55.14	)%(d)	1.84%	1.84%	(1.29)%	$19,350	—

—		$13.43	45.35%		2.67%	2.67%	(2.59)%	$389	—
—		$9.24	(32.46)%		2.88%	2.88%	(2.81)%	$260	—
—		$13.68	24.82%		2.66%	2.63%	(2.56)%	$639	1,297	%(c)
—		$10.96	(0.36)%		2.87%	2.73%	(2.66)%	$1,245	—
0.07	(d)	$11.00	(55.59	)%(d)	2.84%	2.84%	(2.29)%	$2,355	—

—		$9.52	(12.74)%		1.82%	1.82%	0.12%	$15,469	122%
—		$10.92	(34.06)%		1.72%	1.72%	0.20%	$27,680	190%
—		$16.60	14.32%		1.66%	1.66%	0.28%	$46,541	137%
—		$14.53	18.13%		1.63%	1.63%	(0.24)%	$63,667	134%
—		$12.30	(57.03)%		1.61%	1.61%	0.48%	$88,047	50%

—		$9.23	(13.74)%		2.82%	2.82%	(0.88)%	$2,888	122%
—		$10.70	(34.68)%		2.72%	2.72%	(0.80)%	$1,373	190%
—		$16.38	13.12%		2.66%	2.66%	(0.72)%	$4,126	137%
—		$14.48	17.06%		2.63%	2.63%	(1.24)%	$6,993	134%
—		$12.37	(57.48)%		2.61%	2.61%	(0.52)%	$7,368	50%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(d)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would have been lower.

(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2013	$8.71	0.02	(2.17)	(2.15)	(0.06)	—	(0.06)
Year Ended July 31, 2012	$13.16	0.09	(4.39)	(4.30)	(0.15)	—	(0.15)
Year Ended July 31, 2011	$11.15	0.07	2.01	2.08	(0.07)	—	(0.07)
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)
Year Ended July 31, 2009	$27.80	0.03	(19.79)	(19.76)	(0.05)	—	(0.05)
Service Class
Year Ended July 31, 2013	$8.59	(0.07)	(2.13)	(2.20)	—	—	—
Year Ended July 31, 2012	$12.93	(0.01)	(4.30)	(4.31)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$11.01	(0.06)	1.98	1.92	—	—	—
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—
Year Ended July 31, 2009	$27.66	(0.02)	(19.69)	(19.71)	— (c)	—	— (c)
UltraChina ProFund
Investor Class
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—	—
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—	—
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.92	(0.07)	0.61	0.54	— (c)	—	— (c)
Year Ended July 31, 2009	$19.09	0.01	(9.16)	(9.15)	(0.02)	—	(0.02)
Service Class
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—	—
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—	—
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.81	(0.17)	0.59	0.42	—	—	—
Year Ended July 31, 2009	$18.99	(0.05)	(9.13)	(9.18)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$6.50	(24.88)%	1.85%	1.85%	0.25%	$12,069	68%
$8.71	(32.69)%	1.78%	1.78%	0.88%	$19,331	128%
$13.16	18.58%	1.66%	1.66%	0.50%	$30,002	88%
$11.15	39.78%	1.64%	1.64%	0.56%	$46,022	172%
$7.99	(70.90)%	1.80%	1.80%	0.53%	$41,757	654%

$6.39	(25.61)%	2.85%	2.85%	(0.75)%	$532	68%
$8.59	(33.35)%	2.78%	2.78%	(0.12)%	$925	128%
$12.93	17.44%	2.66%	2.66%	(0.50)%	$2,150	88%
$11.01	38.32%	2.64%	2.64%	(0.44)%	$3,821	172%
$7.95	(71.20)%	2.80%	2.80%	(0.47)%	$5,301	654%

$8.67	35.68%	1.91%	1.76%	(0.52)%	$9,993	202%
$6.39	(50.23)%	1.97%	1.73%	0.18%	$12,838	288%
$12.84	23.88%	1.77%	1.73%	(0.65)%	$19,688	216%
$10.46	5.45%	1.85%	1.71%	(0.72)%	$18,961	331%
$9.92	(47.79)%	1.89%	1.86%	0.17%	$52,400	349%

$8.22	34.09%	2.91%	2.76%	(1.52)%	$871	202%
$6.13	(50.64)%	2.97%	2.73%	(0.82)%	$440	288%
$12.42	22.56%	2.77%	2.73%	(1.65)%	$836	216%
$10.23	4.28%	2.85%	2.71%	(1.72)%	$1,041	331%
$9.81	(48.34)%	2.89%	2.86%	(0.83)%	$3,754	349%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58	—	—	—	—
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)	—	—	—	—
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)	—	—	—	—
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—	—	—	—
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)	—	(0.12)
Service Class
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91	—	—	—	—
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)	—	—	—	—
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)	—	—	—	—
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—	—	—	—
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—	—	—
Bear ProFund
Investor Class
Year Ended July 31, 2013	$16.20	(0.24)	(3.38)	(3.62)	—	—	—	—
Year Ended July 31, 2012	$19.02	(0.31)	(2.51)	(2.82)	—	—	—	—
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)	—	—	—	—
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—	—	—	—
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—	(1.86)	(1.93)
Service Class
Year Ended July 31, 2013	$16.08	(0.38)	(3.35)	(3.73)	—	—	—	—
Year Ended July 31, 2012	$19.07	(0.48)	(2.51)	(2.99)	—	—	—	—
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)	—	—	—	—
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—	—	—	—
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—	(1.86)	(1.86)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

0.31	(c)	$12.49	123.43	%(c)	1.82%	1.77%	(1.73)%	$54,890	—
—		$5.60	(27.87)%		2.01%	1.73%	(1.68)%	$12,021	—
—		$7.75	(0.90)%		1.91%	1.73%	(1.66)%	$15,737	1,297	%(d)
—		$7.82	(24.30)%		1.90%	1.79%	(1.73)%	$16,633	1,298	%(d)
—		$10.33	(57.68)%		1.84%	1.84%	(1.15)%	$25,137	—

0.28	(c)	$11.31	120.90	%(c)	2.82%	2.77%	(2.73)%	$1,030	—
—		$5.12	(28.59)%		3.01%	2.73%	(2.68)%	$315	—
—		$7.16	(1.78)%		2.91%	2.73%	(2.66)%	$235	1,297	%(d)
—		$7.30	(25.05)%		2.90%	2.79%	(2.73)%	$375	1,298	%(d)
—		$9.74	(58.09)%		2.84%	2.84%	(2.15)%	$797	—

—		$12.58	(22.35)%		1.75%	1.74%	(1.67)%	$33,157	—
—		$16.20	(14.87)%		1.75%	1.73%	(1.69)%	$28,690	—
—		$19.02	(19.36)%		1.74%	1.74%	(1.64)%	$57,483	1,297	%(d)
—		$23.60	(16.55)%		1.65%	1.65%	(1.56)%	$94,598	1,300	%(d)
—		$28.28	2.26%		1.68%	1.68%	(1.09)%	$74,982	—

—		$12.35	(23.20)%		2.77%	2.76%	(2.69)%	$10,954	—
—		$16.08	(15.68)%		2.73%	2.71%	(2.67)%	$10,178	—
—		$19.07	(20.21)%		2.74%	2.74%	(2.64)%	$3,503	1,297	%(d)
—		$23.90	(17.36)%		2.65%	2.65%	(2.56)%	$3,332	1,300	%(d)
—		$28.92	1.24%		2.68%	2.68%	(2.09)%	$2,308	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2013	$7.56	(0.11)	(2.12)	(2.23)	—	—
Year Ended July 31, 2012	$8.69	(0.14)	(0.99)	(1.13)	—	—
Year Ended July 31, 2011	$11.59	(0.16)	(2.74)	(2.90)	—	—
Year Ended July 31, 2010	$15.06	(0.23)	(3.24)	(3.47)	—	—
Year Ended July 31, 2009	$16.40	(0.22)	(0.84)	(1.06)	(0.28)	(0.28)
Service Class
Year Ended July 31, 2013	$7.79	(0.18)	(2.17)	(2.35)	—	—
Year Ended July 31, 2012	$9.02	(0.23)	(1.00)	(1.23)	—	—
Year Ended July 31, 2011	$12.14	(0.26)	(2.86)	(3.12)	—	—
Year Ended July 31, 2010	$15.96	(0.37)	(3.45)	(3.82)	—	—
Year Ended July 31, 2009	$17.30	(0.41)	(0.93)	(1.34)	—	—
Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2013	$6.94	(0.11)	(1.27)	(1.38)	—	—
Year Ended July 31, 2012	$8.53	(0.13)	(1.46)	(1.59)	—	—
Year Ended July 31, 2011	$11.42	(0.15)	(2.74)	(2.89)	—	—
Year Ended July 31, 2010	$14.16	(0.20)	(2.54)	(2.74)	—	—
Year Ended July 31, 2009	$15.29	(0.25)	(2.26)	(2.51)	(0.06)	(0.06)
Service Class
Year Ended July 31, 2013	$6.69	(0.17)	(1.22)	(1.39)	—	—
Year Ended July 31, 2012	$8.33	(0.20)	(1.44)	(1.64)	—	—
Year Ended July 31, 2011	$11.26	(0.24)	(2.69)	(2.93)	—	—
Year Ended July 31, 2010	$14.09	(0.32)	(2.51)	(2.83)	—	—
Year Ended July 31, 2009	$15.33	(0.44)	(2.24)	(2.68)	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$5.33	(29.50)%		2.61%	1.76%	(1.68)%	$9,669	—
—		$7.56	(13.00)%		2.21%	1.73%	(1.68)%	$6,534	—
—		$8.69	(25.02)%		1.95%	1.73%	(1.63)%	$14,709	—
—		$11.59	(23.04)%		2.00%	1.84%	(1.77)%	$7,854	—
—		$15.06	(6.87)%		1.82%	1.82%	(1.17)%	$16,287	—

—		$5.44	(30.30)%		3.61%	2.76%	(2.68)%	$3,014	—
—		$7.79	(13.64)%		3.21%	2.73%	(2.68)%	$1,535	—
—		$9.02	(25.70)%		2.95%	2.73%	(2.63)%	$667	—
—		$12.14	(23.93)%		3.00%	2.84%	(2.77)%	$18,870	—
—		$15.96	(7.75)%		2.82%	2.82%	(2.17)%	$6,013	—

—		$5.56	(19.88)%		1.95%	1.77%	(1.69)%	$3,664	—
—		$6.94	(18.64)%		2.00%	1.73%	(1.66)%	$3,469	—
—		$8.53	(25.31)%		1.92%	1.73%	(1.64)%	$13,386	1,297	%(c)
—		$11.42	(19.35)%		1.83%	1.71%	(1.64)%	$6,488	1,298	%(c)
1.44	(d)	$14.16	(7.10	)%(d)	1.99%	1.86%	(1.43)%	$9,957	—

—		$5.30	(20.78)%		2.94%	2.76%	(2.68)%	$297	—
—		$6.69	(19.69)%		3.00%	2.73%	(2.66)%	$577	—
—		$8.33	(25.96)%		2.92%	2.73%	(2.64)%	$2,450	1,297	%(c)
—		$11.26	(20.16)%		2.83%	2.71%	(2.64)%	$257	1,298	%(c)
1.44	(d)	$14.09	(8.09	)%(d)	2.99%	2.86%	(2.43)%	$137	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.
(d)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $1.44 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions
UltraBear ProFund(c)
Investor Class
Year Ended July 31, 2013	$16.52	(0.22)	(6.46)	(6.68)	—	—	—
Year Ended July 31, 2012	$24.00	(0.36)	(7.12)	(7.48)	—	—	—
Year Ended July 31, 2011	$37.24	(0.44)	(12.80)	(13.24)	—	—	—
Year Ended July 31, 2010	$54.76	(0.64)	(16.88)	(17.52)	—	—	—
Year Ended July 31, 2009	$64.40	(0.88)	(8.24)	(9.12)	(0.20)	(0.32)	(0.52)
Service Class
Year Ended July 31, 2013	$16.12	(0.33)	(6.29)	(6.62)	—	—	—
Year Ended July 31, 2012	$23.64	(0.56)	(6.96)	(7.52)	—	—	—
Year Ended July 31, 2011	$37.04	(0.72)	(12.68)	(13.40)	—	—	—
Year Ended July 31, 2010	$54.88	(1.08)	(16.76)	(17.84)	—	—	—
Year Ended July 31, 2009	$64.76	(1.68)	(8.20)	(9.88)	—	—	—
UltraShort Mid-Cap ProFund(e)
Investor Class
Year Ended July 31, 2013	$16.45	(0.20)	(7.62)	(7.82)	—	—	—
Year Ended July 31, 2012	$22.19	(0.35)	(5.39)	(5.74)	—	—	—
Year Ended July 31, 2011	$39.06	(0.42)	(16.45)	(16.87)	—	—	—
Year Ended July 31, 2010	$70.42	(0.84)	(30.52)	(31.36)	—	—	—
Year Ended July 31, 2009	$96.11	(1.61)	(21.63)	(23.24)	(2.45)	—	(2.45)
Service Class
Year Ended July 31, 2013	$15.82	(0.31)	(7.30)	(7.61)	—	—	—
Year Ended July 31, 2012	$21.49	(0.56)	(5.11)	(5.67)	—	—	—
Year Ended July 31, 2011	$38.15	(0.70)	(15.96)	(16.66)	—	—	—
Year Ended July 31, 2010	$69.51	(1.33)	(30.03)	(31.36)	—	—	—
Year Ended July 31, 2009	$94.71	(2.80)	(21.77)	(24.57)	(0.63)	—	(0.63)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$9.84	(40.44)%	1.74%	1.74%	(1.66)%	$19,560	—
$16.52	(31.17)%	1.69%	1.69%	(1.64)%	$28,402	—
$24.00	(35.55)%	1.64%	1.64%	(1.55)%	$43,304	1,297	%(d)
$37.24	(31.99)%	1.62%	1.62%	(1.54)%	$73,551	1,300	%(d)
$54.76	(14.45)%	1.59%	1.59%	(1.07)%	$73,061	—

$9.50	(41.07)%	2.75%	2.75%	(2.67)%	$1,222	—
$16.12	(31.81)%	2.67%	2.67%	(2.62)%	$701	—
$23.64	(36.18)%	2.64%	2.64%	(2.55)%	$3,433	1,297	%(d)
$37.04	(32.51)%	2.62%	2.62%	(2.54)%	$5,668	1,300	%(d)
$54.88	(15.26)%	2.58%	2.58%	(2.06)%	$6,555	—

$8.63	(47.54)%	2.73%	1.76%	(1.68)%	$3,158	—
$16.45	(25.87)%	2.51%	1.73%	(1.69)%	$2,710	—
$22.19	(43.09)%	2.70%	1.73%	(1.65)%	$5,956	—
$39.06	(44.63)%	2.24%	1.85%	(1.78)%	$3,203	—
$70.42	(25.44)%	1.87%	1.79%	(1.33)%	$6,389	—

$8.21	(48.10)%	3.73%	2.76%	(2.68)%	$170	—
$15.82	(26.38)%	3.51%	2.73%	(2.69)%	$352	—
$21.49	(43.67)%	3.70%	2.73%	(2.65)%	$659	—
$38.15	(45.12)%	3.24%	2.85%	(2.78)%	$353	—
$69.51	(26.27)%	2.87%	2.79%	(2.33)%	$277	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:4 reverse stock split that occurred on November 19, 2012.
(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.
(e)	As described in Note 10, adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2013	$8.63	(0.10)	(4.21)	(4.31)	—	—	—
Year Ended July 31, 2012(c)	$12.65	(0.17)	(3.85)	(4.02)	—	—	—
Year Ended July 31, 2011(c)	$22.85	(0.25)	(9.95)	(10.20)	—	—	—
Year Ended July 31, 2010(c)	$41.15	(0.45)	(17.85)	(18.30)	—	—	—
Year Ended July 31, 2009(c)	$68.65	(0.65)	(20.50)	(21.15)	(6.35)	—	(6.35)
Service Class
Year Ended July 31, 2013	$8.72	(0.16)	(4.25)	(4.41)	—	—	—
Year Ended July 31, 2012(c)	$12.90	(0.29)	(3.89)	(4.18)	—	—	—
Year Ended July 31, 2011(c)	$23.50	(0.40)	(10.20)	(10.60)	—	—	—
Year Ended July 31, 2010(c)	$42.80	(0.75)	(18.55)	(19.30)	—	—	—
Year Ended July 31, 2009(c)	$68.70	(1.35)	(22.30)	(23.65)	(2.25)	—	(2.25)
UltraShort Dow 30 ProFund(e)
Investor Class
Year Ended July 31, 2013	$15.60	(0.22)	(5.56)	(5.78)	—	—	—
Year Ended July 31, 2012	$22.02	(0.33)	(6.09)	(6.42)	—	—	—
Year Ended July 31, 2011	$33.48	(0.42)	(11.04)	(11.46)	—	—	—
Year Ended July 31, 2010	$52.11	(0.66)	(17.94)	(18.60)	—	(0.03)	(0.03)
Year Ended July 31, 2009	$61.05	(0.93)	(7.71)	(8.64)	—	(0.30)	(0.30)
Service Class
Year Ended July 31, 2013	$14.91	(0.34)	(5.28)	(5.62)	—	—	—
Year Ended July 31, 2012	$21.27	(0.51)	(5.85)	(6.36)	—	—	—
Year Ended July 31, 2011	$32.70	(0.69)	(10.74)	(11.43)	—	—	—
Year Ended July 31, 2010	$51.36	(0.99)	(17.64)	(18.63)	—	(0.03)	(0.03)
Year Ended July 31, 2009	$60.81	(1.65)	(7.50)	(9.15)	—	(0.30)	(0.30)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$4.32	(49.94)%	1.99%	1.77%	(1.70)%	$20,574	—
$8.63	(31.78)%	2.05%	1.73%	(1.68)%	$15,298	—
$12.65	(44.64)%	1.93%	1.73%	(1.63)%	$11,983	1,297	%(d)
$22.85	(44.40)%	1.86%	1.66%	(1.59)%	$34,025	1,300	%(d)
$41.15	(35.45)%	2.05%	1.88%	(0.95)%	$20,224	—

$4.31	(50.57)%	2.99%	2.77%	(2.70)%	$2,200	—
$8.72	(32.40)%	3.05%	2.73%	(2.68)%	$906	—
$12.90	(45.11)%	2.93%	2.73%	(2.63)%	$2,023	1,297	%(d)
$23.50	(45.09)%	2.86%	2.66%	(2.59)%	$4,430	1,300	%(d)
$42.80	(36.03)%	3.05%	2.88%	(1.95)%	$13,639	—

$9.82	(37.05)%	2.60%	1.77%	(1.68)%	$4,591	—
$15.60	(29.16)%	2.31%	1.73%	(1.69)%	$5,536	—
$22.02	(34.29)%	2.05%	1.73%	(1.64)%	$10,275	—
$33.48	(35.64)%	1.87%	1.80%	(1.72)%	$9,392	—
$52.11	(14.26)%	1.86%	1.86%	(1.31)%	$10,516	—

$9.29	(37.69)%	3.60%	2.77%	(2.68)%	$330	—
$14.91	(29.90)%	3.31%	2.73%	(2.69)%	$305	—
$21.27	(34.95)%	3.05%	2.73%	(2.64)%	$1,264	—
$32.70	(36.28)%	2.87%	2.80%	(2.72)%	$1,231	—
$51.36	(15.15)%	2.86%	2.86%	(2.31)%	$127	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.
(e)	As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions
UltraShort NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2013	$8.74	(0.12)	(2.84)		(2.96)	—	—	—
Year Ended July 31, 2012(c)	$13.55	(0.20)	(4.61)		(4.81)	—	—	—
Year Ended July 31, 2011(c)	$24.30	(0.30)	(10.45)		(10.75)	—	—	—
Year Ended July 31, 2010(c)	$38.20	(0.45)	(13.45)		(13.90)	—	—	—
Year Ended July 31, 2009(c)	$53.85	(0.65)	(14.00)		(14.65)	(0.70)	(0.30)	(1.00)
Service Class
Year Ended July 31, 2013	$8.99	(0.20)	(2.90)		(3.10)	—	—	—
Year Ended July 31, 2012(c)	$14.10	(0.33)	(4.78)		(5.11)	—	—	—
Year Ended July 31, 2011(c)	$25.50	(0.45)	(10.95)		(11.40)	—	—	—
Year Ended July 31, 2010(c)	$40.50	(0.80)	(14.20)		(15.00)	—	—	—
Year Ended July 31, 2009(c)	$56.95	(1.20)	(15.25)		(16.45)	—	—	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2013	$7.01	(0.09)	(2.78)		(2.87)	—	—	—
Year Ended July 31, 2012	$7.47	(0.13)	(0.33	)(e)	(0.46)	—	—	—
Year Ended July 31, 2011	$11.76	(0.15)	(4.14)		(4.29)	—	—	—
Year Ended July 31, 2010	$16.38	(0.24)	(4.38)		(4.62)	—	—	—
Year Ended July 31, 2009	$25.48	(0.26)	(8.44)		(8.70)	(0.40)	—	(0.40)
Service Class
Year Ended July 31, 2013	$6.82	(0.14)	(2.70)		(2.84)	—	—	—
Year Ended July 31, 2012	$7.34	(0.21)	(0.31	)(e)	(0.52)	—	—	—
Year Ended July 31, 2011	$11.67	(0.24)	(4.09)		(4.33)	—	—	—
Year Ended July 31, 2010	$16.42	(0.37)	(4.38)		(4.75)	—	—	—
Year Ended July 31, 2009	$25.49	(0.59)	(8.42)		(9.01)	(0.06)	—	(0.06)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$5.78	(33.87)%	1.88%	1.76%		(1.68)%	$10,353	—
$8.74	(35.50)%	1.94%	1.87%		(1.82)%	$17,181	—
$13.55	(44.24)%	1.77%	1.77%		(1.68)%	$19,242	1,297	%(d)
$24.30	(36.39)%	1.73%	1.73%		(1.66)%	$31,146	1,300	%(d)
$38.20	(28.19)%	1.67%	1.67%		(1.01)%	$39,663	—

$5.89	(34.48)%	2.84%	2.72%		(2.64)%	$514	—
$8.99	(36.24)%	2.91%	2.84%		(2.79)%	$527	—
$14.10	(44.71)%	2.77%	2.77%		(2.68)%	$511	1,297	%(d)
$25.50	(37.04)%	2.73%	2.73%		(2.66)%	$622	1,300	%(d)
$40.50	(28.88)%	2.67%	2.67%		(2.01)%	$39,465	—

$4.14	(40.94)%	1.91%	1.89%		(1.80)%	$4,001	—
$7.01	(6.28)%	1.75%	1.74	%(f)	(1.68)%	$14,925	—
$7.47	(36.39)%	1.84%	1.84%		(1.76)%	$12,391	—
$11.76	(28.21)%	1.91%	1.89%		(1.80)%	$13,924	—
$16.38	(34.83)%	1.72%	1.72%		(0.84)%	$10,331	—

$3.98	(41.64)%	2.91%	2.89%		(2.80)%	$2,013	—
$6.82	(7.08)%	2.75%	2.74	%(f)	(2.68)%	$2,252	—
$7.34	(37.10)%	2.84%	2.84%		(2.76)%	$1,179	—
$11.67	(28.93)%	2.91%	2.89%		(2.80)%	$1,652	—
$16.42	(35.45)%	2.72%	2.72%		(1.84)%	$531	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(d)	Changes in portfolio turnover rates are primarily driven by timing of purchase and sale of long-term treasuries.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2013	$12.12	(0.19)	0.03 (d)	(0.16)	—	—
Year Ended July 31, 2012(c)	$12.10	(0.21)	0.23 (d)	0.02	—	—
Year Ended July 31, 2011(c)	$16.80	(0.20)	(4.50)	(4.70)	—	—
Year Ended July 31, 2010(c)	$28.20	(0.30)	(11.10)	(11.40)	—	—
Year Ended July 31, 2009(c)	$82.20	(0.50)	(51.90)	(52.40)	(1.60)	(1.60)
Service Class
Year Ended July 31, 2013	$11.89	(0.31)	0.04 (d)	(0.27)	—	—
Year Ended July 31, 2012(c)	$11.90	(0.34)	0.33 (d)	(0.01)	—	—
Year Ended July 31, 2011(c)	$16.80	(0.30)	(4.60)	(4.90)	—	—
Year Ended July 31, 2010(c)	$28.50	(0.50)	(11.20)	(11.70)	—	—
Year Ended July 31, 2009(c)	$82.30	(1.40)	(52.40)	(53.80)	—	—
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2013	$15.10	(0.24)	2.30	2.06	—	—
Year Ended July 31, 2012(c)	$15.70	(0.26)	(0.34)	(0.60)	—	—
Year Ended July 31, 2011(c)	$22.80	(0.30)	(6.80)	(7.10)	—	—
Year Ended July 31, 2010(c)	$49.00	(0.50)	(25.70)	(26.20)	—	—
Year Ended July 31, 2009(c)	$189.00	(1.50)	(138.50)	(140.00)	—	—
Service Class
Year Ended July 31, 2013	$14.43	(0.38)	2.17	1.79	—	—
Year Ended July 31, 2012(c)	$15.10	(0.42)	(0.25)	(0.67)	—	—
Year Ended July 31, 2011(c)	$22.30	(0.50)	(6.70)	(7.20)	—	—
Year Ended July 31, 2010(c)	$48.20	(0.80)	(25.10)	(25.90)	—	—
Year Ended July 31, 2009(c)	$188.00	(2.20)	(137.60)	(139.80)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$11.96	(1.32)%	2.08%	1.77%	(1.70)%	$15,807	—
$12.12	0.17%	2.27%	1.73%	(1.68)%	$8,604	—
$12.10	(27.98)%	1.85%	1.73%	(1.64)%	$4,346	—
$16.80	(40.43)%	2.07%	1.78%	(1.69)%	$5,356	1,298	%(e)
$28.20	(65.05)%	1.74%	1.69%	(0.62)%	$8,340	—

$11.62	(2.27)%	3.08%	2.77%	(2.70)%	$861	—
$11.89	(0.08)%	3.27%	2.73%	(2.68)%	$321	—
$11.90	(29.17)%	2.85%	2.73%	(2.64)%	$813	—
$16.80	(41.05)%	3.07%	2.78%	(2.69)%	$2,365	1,298	%(e)
$28.50	(65.37)%	2.74%	2.69%	(1.62)%	$575	—

$17.16	13.64%	2.47%	1.76%	(1.68)%	$6,768	—
$15.10	(3.82)%	2.50%	1.73%	(1.67)%	$4,796	—
$15.70	(31.14)%	2.91%	1.73%	(1.64)%	$3,153	—
$22.80	(53.47)%	2.30%	1.71%	(1.63)%	$3,699	—
$49.00	(74.07)%	2.23%	1.80%	(1.25)%	$3,655	—

$16.22	12.40%	3.47%	2.76%	(2.68)%	$209	—
$14.43	(4.44)%	3.50%	2.73%	(2.67)%	$316	—
$15.10	(31.98)%	3.91%	2.73%	(2.64)%	$222	—
$22.30	(53.94)%	3.30%	2.71%	(2.63)%	$407	—
$48.20	(74.35)%	3.23%	2.80%	(2.25)%	$3,910	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort China ProFund
Investor Class
Year Ended July 31, 2013	$5.73	(0.08)	(2.17)	(2.25)
Year Ended July 31, 2012	$4.62	(0.09)	1.20	1.11
Year Ended July 31, 2011	$7.24	(0.09)	(2.53)	(2.62)
Year Ended July 31, 2010	$11.08	(0.15)	(3.69)	(3.84)
Year Ended July 31, 2009	$35.97	(0.35)	(24.54)	(24.89)
Service Class
Year Ended July 31, 2013	$5.50	(0.12)	(2.08)	(2.20)
Year Ended July 31, 2012	$4.48	(0.14)	1.16	1.02
Year Ended July 31, 2011	$7.09	(0.14)	(2.47)	(2.61)
Year Ended July 31, 2010	$10.91	(0.24)	(3.58)	(3.82)
Year Ended July 31, 2009	$35.79	(0.67)	(24.21)	(24.88)
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2013	$23.11	(0.20)	(15.29)	(15.49)
Year Ended July 31, 2012	$21.38	(0.39)	2.12 (c)	1.73
Year Ended July 31, 2011	$27.35	(0.40)	(5.57)	(5.97)
Year Ended July 31, 2010	$27.51	(0.43)	0.27	(0.16)
Year Ended July 31, 2009	$37.52	(0.45)	(9.56)	(10.01)
Service Class
Year Ended July 31, 2013	$22.49	(0.30)	(14.85)	(15.15)
Year Ended July 31, 2012	$20.99	(0.63)	2.13 (c)	1.50
Year Ended July 31, 2011	$27.12	(0.63)	(5.50)	(6.13)
Year Ended July 31, 2010	$27.55	(0.69)	0.26	(0.43)
Year Ended July 31, 2009	$37.97	(0.93)	(9.49)	(10.42)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$3.48	(39.27)%	2.83%	1.76%	(1.68)%	$1,980	—
$5.73	24.29%	2.56%	1.73%	(1.67)%	$4,349	—
$4.62	(36.33)%	2.68%	1.73%	(1.64)%	$1,801	—
$7.24	(34.66)%	2.78%	1.80%	(1.71)%	$4,365	—
$11.08	(69.20)%	3.27%	1.95%	(1.12)%	$4,213	—

$3.30	(40.00)%	3.83%	2.76%	(2.68)%	$108	—
$5.50	22.77%	3.56%	2.73%	(2.67)%	$151	—
$4.48	(36.81)%	3.63%	2.68%	(2.59)%	$232	—
$7.09	(35.01)%	3.76%	2.78%	(2.69)%	$460	—
$10.91	(69.52)%	4.27%	2.95%	(2.12)%	$12	—

$7.62	(67.03)%	2.50%	1.77%	(1.71)%	$8,460	—
$23.11	8.09%	3.25%	1.73%	(1.69)%	$2,170	—
$21.38	(21.83)%	2.61%	1.73%	(1.65)%	$1,570	—
$27.35	(0.58)%	2.47%	1.70%	(1.65)%	$5,137	—
$27.51	(26.68)%	2.14%	1.63%	(0.98)%	$7,458	—

$7.34	(67.36)%	3.50%	2.77%	(2.71)%	$224	—
$22.49	7.10%	4.25%	2.73%	(2.69)%	$38	—
$20.99	(22.57)%	3.61%	2.73%	(2.65)%	$59	—
$27.12	(1.56)%	3.47%	2.70%	(2.65)%	$353	—
$27.55	(27.44)%	3.14%	2.63%	(1.98)%	$226	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Banks UltraSector ProFund(c)
Investor Class
Year Ended July 31, 2013	$14.58	(0.10)	11.63		11.53	—	—
Year Ended July 31, 2012	$16.20	(0.03)	(1.59	)(d)	(1.62)	—	—
Year Ended July 31, 2011	$18.60	(0.18)	(2.22)		(2.40)	—	—
Year Ended July 31, 2010	$16.89	(0.24)	1.95		1.71	— (e)	— (e)
Year Ended July 31, 2009	$54.06	0.09	(36.12)		(36.03)	(1.14)	(1.14)
Service Class
Year Ended July 31, 2013	$14.34	(0.29)	11.41		11.12	—	—
Year Ended July 31, 2012	$16.11	(0.18)	(1.59	)(d)	(1.77)	—	—
Year Ended July 31, 2011	$18.69	(0.36)	(2.22)		(2.58)	—	—
Year Ended July 31, 2010	$17.13	(0.42)	1.98		1.56	—	—
Year Ended July 31, 2009	$54.87	(0.09)	(36.72)		(36.81)	(0.93)	(0.93)
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$37.11	0.07	6.62		6.69	—	—
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)		(13.75)	—	—
Year Ended July 31, 2011	$35.15	(0.14)	15.85		15.71	—	—
Year Ended July 31, 2010	$26.88	(0.11)	8.38		8.27	— (e)	— (e)
Year Ended July 31, 2009	$62.92	0.09	(35.92)		(35.83)	(0.21)	(0.21)
Service Class
Year Ended July 31, 2013	$35.39	(0.33)	6.30		5.97	—	—
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)		(13.61)	—	—
Year Ended July 31, 2011	$34.20	(0.61)	15.41		14.80	—	—
Year Ended July 31, 2010	$26.41	(0.44)	8.23		7.79	—	—
Year Ended July 31, 2009	$61.74	(0.13)	(35.20)		(35.33)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$26.11	79.08%	1.79%	1.75%	(0.49)%	$32,633	210%
$14.58	(10.00)%	1.90%	1.73%	(0.32)%	$14,303	254%
$16.20	(12.90)%	1.89%	1.73%	(0.93)%	$14,575	474%
$18.60	10.13%	1.94%	1.71%	(1.12)%	$15,082	800%
$16.89	(67.23)%	1.92%	1.63%	0.50%	$13,855	1,350%

$25.46	77.55%	2.79%	2.75%	(1.49)%	$3,002	210%
$14.34	(10.99)%	2.90%	2.73%	(1.32)%	$807	254%
$16.11	(13.80)%	2.89%	2.73%	(1.93)%	$685	474%
$18.69	9.11%	2.94%	2.71%	(2.12)%	$1,130	800%
$17.13	(67.51)%	2.92%	2.63%	(0.50)%	$1,178	1,350%

$43.80	18.03%	1.84%	1.83%	0.16%	$9,012	196%
$37.11	(27.04)%	1.88%	1.85%	(0.37)%	$14,253	125%
$50.86	44.69%	1.72%	1.72%	(0.30)%	$27,314	143%
$35.15	30.78%	1.76%	1.73%	(0.32)%	$25,070	331%
$26.88	(56.78)%	1.74%	1.74%	0.36%	$31,938	381%

$41.36	16.87%	2.84%	2.83%	(0.84)%	$1,569	196%
$35.39	(27.79)%	2.88%	2.85%	(1.37)%	$1,410	125%
$49.00	43.26%	2.72%	2.72%	(1.30)%	$1,846	143%
$34.20	29.53%	2.76%	2.73%	(1.32)%	$3,639	331%
$26.41	(57.22)%	2.74%	2.74%	(0.64)%	$5,009	381%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$88.09	(1.53)	90.33	88.80	—	—
Year Ended July 31, 2012	$61.97	(0.94)	27.06	26.12	—	—
Year Ended July 31, 2011	$49.13	(1.04)	13.88	12.84	—	—
Year Ended July 31, 2010	$55.30	(0.93)	(5.24)	(6.17)	—	—
Year Ended July 31, 2009	$70.12	(0.74)	(14.08)	(14.82)	—	—
Service Class
Year Ended July 31, 2013	$78.35	(2.71)	80.12	77.41	—	—
Year Ended July 31, 2012	$55.67	(1.56)	24.24	22.68	—	—
Year Ended July 31, 2011	$44.57	(1.57)	12.67	11.10	—	—
Year Ended July 31, 2010	$50.64	(1.42)	(4.65)	(6.07)	—	—
Year Ended July 31, 2009	$64.84	(1.22)	(12.98)	(14.20)	—	—
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$47.39	(0.17)	18.56	18.39	—	—
Year Ended July 31, 2012	$42.09	(0.05)	5.35	5.30	—	—
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—
Year Ended July 31, 2010	$27.19	0.11	5.28	5.39	(0.04)	(0.04)
Year Ended July 31, 2009	$34.24	0.09	(6.59)	(6.50)	(0.55)	(0.55)
Service Class
Year Ended July 31, 2013	$45.44	(0.71)	17.71	17.00	—	—
Year Ended July 31, 2012	$40.76	(0.48)	5.16	4.68	—	—
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—
Year Ended July 31, 2010	$26.86	(0.20)	5.18	4.98	—	—
Year Ended July 31, 2009	$33.75	(0.19)	(6.44)	(6.63)	(0.26)	(0.26)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$176.89	100.81%	1.68%	1.68%	(1.12)%	$342,636	2%
$88.09	42.15%	2.00%	1.73%	(1.36)%	$21,019	37%
$61.97	26.13%	1.97%	1.87%	(1.80)%	$9,779	297%
$49.13	(11.16)%	1.92%	1.92%	(1.78)%	$7,700	762%
$55.30	(21.14)%	1.73%	1.72%	(1.43)%	$14,796	519%

$155.76	98.80%	2.68%	2.68%	(2.12)%	$14,093	2%
$78.35	40.72%	3.00%	2.73%	(2.36)%	$1,625	37%
$55.67	24.93%	2.97%	2.87%	(2.80)%	$767	297%
$44.57	(11.99)%	2.92%	2.92%	(2.78)%	$701	762%
$50.64	(21.90)%	2.73%	2.72%	(2.43)%	$1,282	519%

$65.78	38.81%	2.27%	1.77%	(0.29)%	$9,688	518%
$47.39	12.59%	2.73%	1.73%	(0.12)%	$3,659	449%
$42.09	29.35%	3.26%	1.73%	0.09%	$2,165	844%
$32.54	19.82%	2.87%	1.72%	0.36%	$2,417	1,128%
$27.19	(18.76)%	3.41%	1.63%	0.34%	$5,829	1,093%

$62.44	37.39%	3.27%	2.77%	(1.29)%	$887	518%
$45.44	11.48%	3.73%	2.73%	(1.12)%	$774	449%
$40.76	28.01%	4.26%	2.73%	(0.91)%	$401	844%
$31.84	18.54%	3.87%	2.72%	(0.64)%	$729	1,128%
$26.86	(19.52)%	4.41%	2.63%	(0.66)%	$164	1,093%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$37.35	(0.39)	20.38		19.99	—	—
Year Ended July 31, 2012	$31.28	(0.27)	6.34		6.07	—	—
Year Ended July 31, 2011	$22.57	(0.16)	8.87		8.71	—	—
Year Ended July 31, 2010	$17.41	(0.19)	5.35		5.16	—	—
Year Ended July 31, 2009	$23.02	(0.08)	(5.53)		(5.61)	—	—
Service Class
Year Ended July 31, 2013	$34.88	(0.82)	18.95		18.13	—	—
Year Ended July 31, 2012	$29.50	(0.59)	5.97		5.38	—	—
Year Ended July 31, 2011	$21.50	(0.44)	8.44		8.00	—	—
Year Ended July 31, 2010	$16.74	(0.42)	5.18		4.76	—	—
Year Ended July 31, 2009	$22.35	(0.23)	(5.38)		(5.61)	—	—
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$7.16	(0.05)	4.20		4.15	—	—
Year Ended July 31, 2012	$7.20	(0.02)	(0.02	)(c)	(0.04)	—	—
Year Ended July 31, 2011	$6.96	(0.04)	0.28		0.24	—	—
Year Ended July 31, 2010	$5.86	(0.05)	1.15		1.10	—	—
Year Ended July 31, 2009	$14.85	0.04	(8.93)		(8.89)	(0.10)	(0.10)
Service Class
Year Ended July 31, 2013	$6.53	(0.13)	3.81		3.68	—	—
Year Ended July 31, 2012	$6.64	(0.08)	(0.03	)(c)	(0.11)	—	—
Year Ended July 31, 2011	$6.48	(0.11)	0.27		0.16	—	—
Year Ended July 31, 2010	$5.51	(0.12)	1.09		0.97	—	—
Year Ended July 31, 2009	$13.96	(0.02)	(8.39)		(8.41)	(0.04)	(0.04)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$57.34	53.52%	1.88%	1.77%	(0.82)%	$42,473	50%
$37.35	19.37%	2.22%	1.73%	(0.81)%	$5,384	232%
$31.28	38.64%	2.78%	1.73%	(0.56)%	$3,099	380%
$22.57	29.64%	2.79%	1.72%	(0.83)%	$2,216	857%
$17.41	(24.37)%	3.69%	1.64%	(0.52)%	$2,211	458%

$53.01	51.98%	2.88%	2.77%	(1.82)%	$3,876	50%
$34.88	18.24%	3.22%	2.73%	(1.81)%	$1,691	232%
$29.50	37.21%	3.78%	2.73%	(1.56)%	$575	380%
$21.50	28.43%	3.79%	2.72%	(1.83)%	$251	857%
$16.74	(25.10)%	4.69%	2.64%	(1.52)%	$103	458%

$11.31	57.96%	1.98%	1.77%	(0.49)%	$20,211	270%
$7.16	(0.56)%	2.13%	1.73%	(0.36)%	$14,204	123%
$7.20	3.45%	2.10%	1.73%	(0.54)%	$7,655	514%
$6.96	18.77%	2.11%	1.71%	(0.72)%	$9,630	476%
$5.86	(59.88)%	2.20%	1.62%	0.69%	$10,363	698%

$10.21	56.36%	2.98%	2.77%	(1.49)%	$2,836	270%
$6.53	(1.66)%	3.13%	2.73%	(1.36)%	$597	123%
$6.64	2.47%	3.10%	2.73%	(1.54)%	$889	514%
$6.48	17.60%	3.11%	2.71%	(1.72)%	$968	476%
$5.51	(60.26)%	3.20%	2.62%	(0.31)%	$1,508	698%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

264  :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$19.14	(0.11)	10.82	10.71	—	—
Year Ended July 31, 2012	$15.92	(0.04)	3.26	3.22	—	—
Year Ended July 31, 2011	$12.01	(0.05)	3.96	3.91	—	—
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49	—	—
Year Ended July 31, 2009	$14.89	0.04	(3.27)	(3.23)	(0.14)	(0.14)
Service Class
Year Ended July 31, 2013	$17.40	(0.32)	9.79	9.47	—	—
Year Ended July 31, 2012	$14.62	(0.19)	2.97	2.78	—	—
Year Ended July 31, 2011	$11.14	(0.20)	3.68	3.48	—	—
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35	—	—
Year Ended July 31, 2009	$13.90	(0.06)	(3.05)	(3.11)	— (c)	— (c)
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$36.17	(0.19)	17.15	16.96	—	—
Year Ended July 31, 2012	$34.82	(0.13)	1.48 (d)	1.35	—	—
Year Ended July 31, 2011	$27.66	(0.12)	7.28	7.16	—	—
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02	—	—
Year Ended July 31, 2009	$38.49	0.05	(17.80)	(17.75)	(0.10)	(0.10)
Service Class
Year Ended July 31, 2013	$34.09	(0.61)	16.10	15.49	—	—
Year Ended July 31, 2012	$33.13	(0.46)	1.42 (d)	0.96	—	—
Year Ended July 31, 2011	$26.59	(0.46)	7.00	6.54	—	—
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55	—	—
Year Ended July 31, 2009	$37.67	(0.15)	(17.42)	(17.57)	(0.06)	(0.06)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$29.85	55.96%	1.86%	1.76%	(0.45)%	$26,329	132%
$19.14	20.15%	2.22%	1.73%	(0.21)%	$7,934	253%
$15.92	32.64%	2.15%	1.73%	(0.34)%	$11,310	616%
$12.01	4.25%	2.35%	1.71%	(0.40)%	$3,083	674%
$11.52	(21.63)%	2.27%	1.61%	0.39%	$5,837	1,285%

$26.87	54.43%	2.86%	2.76%	(1.45)%	$3,804	132%
$17.40	19.02%	3.22%	2.73%	(1.21)%	$1,453	253%
$14.62	31.24%	3.15%	2.73%	(1.34)%	$1,194	616%
$11.14	3.24%	3.35%	2.71%	(1.40)%	$363	674%
$10.79	(22.35)%	3.27%	2.61%	(0.61)%	$1,948	1,285%

$53.13	46.89%	1.88%	1.77%	(0.43)%	$17,186	245%
$36.17	3.88%	2.84%	1.73%	(0.38)%	$7,731	285%
$34.82	25.84%	1.90%	1.73%	(0.33)%	$7,056	601%
$27.66	34.06%	2.57%	1.72%	(0.27)%	$2,796	914%
$20.64	(46.08)%	3.74%	1.64%	0.24%	$2,834	379%

$49.58	45.44%	2.88%	2.77%	(1.43)%	$1,164	245%
$34.09	2.87%	3.84%	2.73%	(1.38)%	$581	285%
$33.13	24.63%	2.90%	2.73%	(1.33)%	$652	601%
$26.59	32.68%	3.57%	2.72%	(1.27)%	$2,229	914%
$20.04	(46.63)%	4.74%	2.64%	(0.76)%	$359	379%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund(c)
Investor Class
Year Ended July 31, 2013	$19.65	(0.37)	11.87	11.50	(1.90)	(1.90)
Year Ended July 31, 2012	$20.89	(0.29)	(0.95)	(1.24)	—	—
Year Ended July 31, 2011	$13.86	(0.23)	7.90	7.67	(0.64)	(0.64)
Year Ended July 31, 2010	$10.05	(0.20)	4.01	3.81	—	—
Year Ended July 31, 2009	$12.48	(0.13)	(2.30)	(2.43)	—	—
Service Class
Year Ended July 31, 2013	$17.36	(0.57)	10.36	9.79	(1.90)	(1.90)
Year Ended July 31, 2012	$18.64	(0.46)	(0.82)	(1.28)	—	—
Year Ended July 31, 2011	$12.53	(0.41)	7.16	6.75	(0.64)	(0.64)
Year Ended July 31, 2010	$9.18	(0.32)	3.67	3.35	—	—
Year Ended July 31, 2009	$11.51	(0.21)	(2.12)	(2.33)	—	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$29.25	(0.63)	14.68	14.05	—	—
Year Ended July 31, 2012(d)	$25.30	(0.35)	4.30	3.95	—	—
Year Ended July 31, 2011(d)	$23.40	(0.40)	2.30	1.90	—	—
Year Ended July 31, 2010(d)	$20.50	(0.30)	3.20	2.90	—	—
Year Ended July 31, 2009(d)	$78.40	(0.40)	(57.50)	(57.90)	—	—
Service Class
Year Ended July 31, 2013	$25.87	(0.96)	12.98	12.02	—	—
Year Ended July 31, 2012(d)	$22.60	(0.55)	3.82	3.27	—	—
Year Ended July 31, 2011(d)	$21.10	(0.60)	2.10	1.50	—	—
Year Ended July 31, 2010(d)	$18.60	(0.50)	3.00	2.50	—	—
Year Ended July 31, 2009(d)	$72.00	(0.60)	(52.80)	(53.40)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$29.25	62.55%	1.75%	1.75%	(1.55)%	$39,751	77%
$19.65	(5.92)%	1.89%	1.84%	(1.54)%	$17,391	24%
$20.89	55.43%	1.73%	1.73%	(1.12)%	$35,199	162%
$13.86	37.88%	1.78%	1.77%	(1.58)%	$11,827	622%
$10.05	(19.45)%	1.99%	1.94%	(1.60)%	$15,694	1,045%

$25.25	60.84%	2.75%	2.75%	(2.55)%	$1,806	77%
$17.36	(6.87)%	2.89%	2.84%	(2.54)%	$573	24%
$18.64	53.89%	2.73%	2.73%	(2.12)%	$2,345	162%
$12.53	36.56%	2.78%	2.77%	(2.58)%	$732	622%
$9.18	(20.24)%	2.99%	2.94%	(2.60)%	$1,929	1,045%

$43.30	48.03%	1.88%	1.76%	(1.67)%	$8,730	149%
$29.25	15.61%	2.94%	1.73%	(1.55)%	$9,253	507%
$25.30	8.12%	2.70%	1.73%	(1.66)%	$3,302	540%
$23.40	14.15%	2.48%	1.72%	(1.56)%	$3,737	1,338%
$20.50	(73.85)%	2.50%	1.64%	(1.31)%	$2,981	1,773%

$37.89	46.46%	2.88%	2.76%	(2.67)%	$423	149%
$25.87	14.47%	3.94%	2.73%	(2.55)%	$496	507%
$22.60	7.11%	3.70%	2.73%	(2.66)%	$174	540%
$21.10	13.44%	3.48%	2.72%	(2.56)%	$168	1,338%
$18.60	(74.17)%	3.50%	2.64%	(2.31)%	$191	1,773%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 10, adjusted for 6:1 stock split that occurred on November 19, 2012.

(d)         As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52	—		—
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)	—		—
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05	—		—
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56	—		—
Year Ended July 31, 2009	$52.85	(0.01)	(26.05)	(26.06)	—	(c)	—	(c)
Service Class
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91	—		—
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)	—		—
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94	—		—
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27	—		—
Year Ended July 31, 2009	$48.82	(0.28)	(24.04)	(24.32)	—		—
Oil Equipment Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02	—		—
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)	—		—
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80	—		—
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21	—		—
Year Ended July 31, 2009	$43.23	(0.10)	(30.04)	(30.14)	—		—
Service Class
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57	—		—
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)	—		—
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05	—		—
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04	—		—
Year Ended July 31, 2009	$42.37	(0.26)	(29.40)	(29.66)	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$49.37	27.08%	1.69%	1.69%	(0.09)%	$34,734	4%
$38.85	(14.45)%	1.83%	1.83%	(0.38)%	$40,407	10%
$45.40	66.03%	1.63%	1.63%	(0.30)%	$86,892	130%
$27.35	2.09%	1.69%	1.69%	(0.23)%	$36,182	81%
$26.79	(49.30)%	1.65%	1.65%	(0.04)%	$47,547	36%

$43.40	25.83%	2.69%	2.69%	(1.09)%	$3,773	4%
$34.49	(15.30)%	2.83%	2.83%	(1.38)%	$3,512	10%
$40.71	64.39%	2.63%	2.63%	(1.30)%	$5,045	130%
$24.77	1.06%	2.69%	2.69%	(1.23)%	$3,121	81%
$24.50	(49.80)%	2.65%	2.65%	(1.04)%	$4,275	36%

$22.60	21.64%	1.83%	1.82%	(0.78)%	$13,662	169%
$18.58	(31.44)%	1.95%	1.91%	(0.99)%	$12,405	88%
$27.10	89.51%	1.73%	1.70%	(1.00)%	$44,663	203%
$14.30	9.24%	1.86%	1.80%	(0.98)%	$12,342	749%
$13.09	(69.72)%	1.85%	1.78%	(0.72)%	$15,621	589%

$21.08	20.39%	2.83%	2.82%	(1.78)%	$576	169%
$17.51	(32.16)%	2.95%	2.91%	(1.99)%	$1,261	88%
$25.80	87.71%	2.73%	2.70%	(2.00)%	$1,881	203%
$13.75	8.18%	2.86%	2.80%	(1.98)%	$1,704	749%
$12.71	(70.00)%	2.85%	2.78%	(1.72)%	$2,495	589%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)	(0.06)
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	(0.02)
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	(0.09)
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (c)	— (c)
Year Ended July 31, 2009	$8.12	0.04	(1.16)	(1.12)	(0.11)	(0.11)
Service Class
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	— (c)	— (c)
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—
Year Ended July 31, 2009	$7.82	(0.02)	(1.13)	(1.15)	(0.06)	(0.06)
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$24.80	(0.12)	(11.80)	(11.92)	—	—
Year Ended July 31, 2012	$40.43	(0.57)	(15.06)	(15.63)	—	—
Year Ended July 31, 2011	$32.19	(0.63)	8.87	8.24	—	—
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—
Year Ended July 31, 2009	$43.96	(0.20)	(16.52)	(16.72)	(0.18)	(0.18)
Service Class
Year Ended July 31, 2013	$23.05	(0.33)	(10.86)	(11.19)	—	—
Year Ended July 31, 2012	$37.97	(0.90)	(14.02)	(14.92)	—	—
Year Ended July 31, 2011	$30.53	(1.02)	8.46	7.44	—	—
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—
Year Ended July 31, 2009	$42.17	(0.43)	(15.82)	(16.25)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$17.03	39.19%	1.85%	1.76%	0.29%	$8,891	82%
$12.30	31.63%	2.04%	1.73%	0.43%	$8,253	236%
$9.36	26.41%	2.44%	1.73%	0.64%	$6,505	381%
$7.48	8.59%	2.50%	1.72%	0.49%	$1,733	922%
$6.89	(13.80)%	2.50%	1.64%	0.59%	$7,525	1,046%

$15.96	37.88%	2.85%	2.76%	(0.71)%	$4,830	82%
$11.58	29.97%	3.04%	2.73%	(0.57)%	$6,780	236%
$8.90	25.32%	3.44%	2.73%	(0.36)%	$1,003	381%
$7.11	7.56%	3.49%	2.71%	(0.50)%	$184	922%
$6.61	(14.66)%	3.50%	2.64%	(0.41)%	$173	1,046%

$12.88	(48.06)%	1.81%	1.81%	(0.59)%	$29,804	104	%(d)
$24.80	(38.67)%	1.77%	1.77%	(1.71)%	$27,846	—
$40.43	25.63%	1.63%	1.63%	(1.54)%	$48,159	1,297	%(e)
$32.19	18.96%	1.63%	1.63%	(1.54)%	$51,063	1,300	%(e)
$27.06	(37.93)%	1.61%	1.61%	(0.89)%	$58,982	—

$11.86	(48.55)%	2.80%	2.80%	(1.58)%	$2,773	104	%(d)
$23.05	(39.29)%	2.77%	2.77%	(2.71)%	$3,222	—
$37.97	24.33%	2.63%	2.63%	(2.54)%	$15,315	1,297	%(e)
$30.53	17.82%	2.63%	2.63%	(2.54)%	$10,906	1,300	%(e)
$25.92	(38.53)%	2.61%	2.61%	(1.89)%	$8,416	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of equity securities.

(e)          The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)		(0.06)
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)		(0.04)
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)		(0.06)
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)		(0.08)
Year Ended July 31, 2009	$33.45	0.09	(22.45)	(22.36)	(0.15)		(0.15)
Service Class
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—		—
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—		—
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)		(0.02)
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—		—
Year Ended July 31, 2009	$33.75	(0.05)	(22.63)	(22.68)	—		—
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03)		(0.03)
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05	)(c)	(0.05)
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—		—
Year Ended July 31, 2010	$10.71	(0.06)	1.16	1.10	—		—
Year Ended July 31, 2009	$13.35	(0.01)	(2.61)	(2.62)	(0.02)		(0.02)
Service Class
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—		—
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—		—
Year Ended July 31, 2010	$9.87	(0.17)	1.08	0.91	—		—
Year Ended July 31, 2009	$12.39	(0.08)	(2.44)	(2.52)	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$29.59	6.60%	1.80%	1.76%	0.25%	$25,906	244%
$27.82	14.62%	1.82%	1.73%	0.18%	$41,586	137%
$24.32	30.12%	1.78%	1.73%	0.34%	$33,222	194%
$18.75	72.18%	1.84%	1.72%	1.07%	$23,289	469%
$10.94	(66.88)%	1.95%	1.74%	0.70%	$6,519	426%

$29.14	5.62%	2.80%	2.76%	(0.75)%	$777	244%
$27.59	13.49%	2.82%	2.73%	(0.82)%	$5,619	137%
$24.31	28.86%	2.78%	2.73%	(0.66)%	$3,380	194%
$18.89	70.64%	2.84%	2.72%	0.07%	$3,770	469%
$11.07	(67.20)%	2.95%	2.74%	(0.30)%	$779	426%

$16.26	19.44%	2.39%	1.76%	(0.33)%	$2,627	584%
$13.65	(2.76)%	2.32%	1.73%	0.19%	$3,620	397%
$14.09	19.31%	1.94%	1.73%	0.11%	$4,183	688%
$11.81	10.27%	1.94%	1.71%	(0.50)%	$12,321	888%
$10.71	(19.56)%	2.22%	1.64%	(0.12)%	$14,923	1,045%

$14.50	18.27%	3.39%	2.76%	(1.33)%	$170	584%
$12.26	(3.69)%	3.32%	2.73%	(0.81)%	$176	397%
$12.72	18.09%	2.94%	2.73%	(0.89)%	$260	688%
$10.78	9.22%	2.94%	2.71%	(1.50)%	$467	888%
$9.87	(20.34)%	3.22%	2.64%	(1.12)%	$1,092	1,045%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)       Subsequent to the issuance of the July 31, 2012 financial statements, $0.02 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$34.76	(0.21)	4.09	3.88	—	—
Year Ended July 31, 2012	$31.49	(0.33)	3.60	3.27	—	—
Year Ended July 31, 2011	$24.96	(0.28)	6.81	6.53	—	—
Year Ended July 31, 2010	$20.94	(0.27)	4.29	4.02	—	—
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—
Service Class
Year Ended July 31, 2013	$31.45	(0.53)	3.68	3.15	—	—
Year Ended July 31, 2012	$28.78	(0.64)	3.31	2.67	—	—
Year Ended July 31, 2011	$23.04	(0.56)	6.30	5.74	—	—
Year Ended July 31, 2010	$19.53	(0.50)	4.01	3.51	—	—
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$18.32	0.07	1.21 (d)	1.28	(0.19)	(0.19)
Year Ended July 31, 2012	$13.71	0.21	4.75	4.96	(0.35)	(0.35)
Year Ended July 31, 2011	$11.28	0.29	2.74	3.03	(0.60)	(0.60)
Year Ended July 31, 2010	$10.64	0.35	0.42	0.77	(0.13)	(0.13)
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	(0.12)
Service Class
Year Ended July 31, 2013	$17.65	(0.11)	1.17 (d)	1.06	—	—
Year Ended July 31, 2012	$13.06	0.07	4.58	4.65	(0.06)	(0.06)
Year Ended July 31, 2011	$10.74	0.16	2.60	2.76	(0.44)	(0.44)
Year Ended July 31, 2010	$10.17	0.25	0.39	0.64	(0.07)	(0.07)
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$38.64	11.16%	1.95%	1.75%		(0.58)%	$4,162	168%
$34.76	10.35%	1.89%	1.74	%(c)	(1.01)%	$13,144	111%
$31.49	26.20%	1.84%	1.72%		(0.94)%	$11,157	241%
$24.96	19.20%	2.07%	1.71%		(1.09)%	$7,514	467%
$20.94	(20.29)%	2.36%	1.64%		(0.81)%	$11,962	785%

$34.60	10.02%	2.95%	2.75%		(1.58)%	$971	168%
$31.45	9.28%	2.89%	2.74	%(c)	(2.01)%	$733	111%
$28.78	24.91%	2.84%	2.72%		(1.94)%	$1,321	241%
$23.04	17.97%	3.07%	2.71%		(2.09)%	$2,661	467%
$19.53	(21.03)%	3.36%	2.64%		(1.81)%	$1,831	785%

$19.41	7.17%	2.07%	1.75%		0.39%	$3,908	307%
$18.32	37.11%	2.56%	1.73%		1.43%	$24,644	208%
$13.71	26.92%	2.48%	1.73%		2.14%	$2,864	465%
$11.28	7.20%	2.96%	1.72%		3.26%	$1,771	1,716%
$10.64	(27.09)%	2.87%	1.77%		2.15%	$1,699	1,384%

$18.71	6.01%	3.06%	2.74%		(0.60)%	$563	307%
$17.65	35.75%	3.55%	2.72%		0.44%	$744	208%
$13.06	25.68%	3.48%	2.73%		1.14%	$476	465%
$10.74	6.29%	3.96%	2.72%		2.26%	$702	1,716%
$10.17	(27.87)%	3.87%	2.77%		1.15%	$211	1,384%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2013	$24.39	0.27	2.78 (c)	3.05	(0.57)	(0.57)
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	(0.48)
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	(0.09)
Year Ended July 31, 2009	$24.41	0.22	(9.06)	(8.84)	(0.42)	(0.42)
Service Class
Year Ended July 31, 2013	$23.23	0.03	2.70 (c)	2.73	(0.22)	(0.22)
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	(0.22)
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—
Year Ended July 31, 2009	$23.08	0.07	(8.55)	(8.48)	(0.11)	(0.11)
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2013	$8.23	(0.12)	(1.54)	(1.66)	—	—
Year Ended July 31, 2012	$8.64	(0.15)	(0.26)	(0.41)	—	—
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—
Year Ended July 31, 2009	$17.04	(0.13)	(0.79)	(0.92)	(1.12)	(1.12)
Service Class
Year Ended July 31, 2013	$8.32	(0.19)	(1.53)	(1.72)	—	—
Year Ended July 31, 2012	$8.81	(0.23)	(0.26)	(0.49)	—	—
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—
Year Ended July 31, 2009	$17.19	(0.33)	(0.87)	(1.20)	(0.42)	(0.42)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$26.87	13.09%	2.16%	1.76%	1.10%	$17,305	307%
$24.39	23.57%	1.87%	1.73%	0.64%	$26,024	328%
$19.87	21.49%	1.89%	1.73%	1.54%	$19,111	581%
$16.79	11.38%	2.10%	1.79%	1.01%	$16,728	1,120%
$15.15	(36.14)%	1.90%	1.86%	1.38%	$9,449	779%

$25.74	11.99%	3.15%	2.75%	0.11%	$801	307%
$23.23	22.46%	2.87%	2.73%	(0.36)%	$1,087	328%
$18.97	20.21%	2.89%	2.73%	0.54%	$1,415	581%
$15.98	10.28%	3.10%	2.79%	0.01%	$1,717	1,120%
$14.49	(36.72)%	2.90%	2.86%	0.38%	$963	779%

$6.57	(20.17)%	2.65%	1.76%	(1.68)%	$998	—
$8.23	(4.75)%	3.00%	1.73%	(1.68)%	$1,572	—
$8.64	(34.69)%	2.38%	1.73%	(1.62)%	$1,268	—
$13.23	(11.80)%	2.07%	1.75%	(1.63)%	$99,034	—
$15.00	(6.48)%	2.01%	1.66%	(0.71)%	$6,196	—

$6.60	(20.67)%	3.63%	2.74%	(2.66)%	$570	—
$8.32	(5.56)%	3.87%	2.60%	(2.55)%	$42	—
$8.81	(35.32)%	3.38%	2.73%	(2.62)%	$126	—
$13.63	(12.52)%	3.01%	2.69%	(2.57)%	$7	—
$15.57	(7.39)%	3.01%	2.66%	(1.71)%	$32	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2013	$7.13	(0.13)	2.20	2.07	—	—	—
Year Ended July 31, 2012	$6.09	(0.10)	1.14	1.04	—	—	—
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)	(1.82)	—	—	—
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)	(2.90)	—	—	—
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)	(7.43)	(0.31)	—	(0.31)
Service Class
Year Ended July 31, 2013	$7.53	(0.22)	2.31	2.09	—	—	—
Year Ended July 31, 2012	$6.48	(0.17)	1.22	1.05	—	—	—
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)	(2.02)	—	—	—
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)	(3.21)	—	—	—
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)	(8.16)	—	—	—
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2013	$5.72	(0.09)	(0.46)	(0.55)	—	—	—
Year Ended July 31, 2012	$7.18	(0.12)	(1.34)	(1.46)	—	—	—
Year Ended July 31, 2011	$9.25	(0.15)	(1.92)	(2.07)	—	—	—
Year Ended July 31, 2010	$15.96	(0.18)	(6.51)	(6.69)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.98	(0.23)	(7.85)	(8.08)	—	(1.94)	(1.94)
Service Class
Year Ended July 31, 2013	$5.48	(0.14)	(0.44)	(0.58)	—	—	—
Year Ended July 31, 2012	$6.94	(0.18)	(1.28)	(1.46)	—	—	—
Year Ended July 31, 2011	$9.02	(0.23)	(1.85)	(2.08)	—	—	—
Year Ended July 31, 2010	$15.71	(0.30)	(6.37)	(6.67)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.84	(0.47)	(7.72)	(8.19)	—	(1.94)	(1.94)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$9.20	29.03%	2.09%	1.77%		(1.70)%	$12,184	—
$7.13	17.08%	2.19%	1.73%		(1.68)%	$5,381	—
$6.09	(23.01)%	2.03%	1.73%		(1.64)%	$10,609	—
$7.91	(26.83)%	1.98%	1.88%		(1.79)%	$23,232	—
$10.81	(40.60)%	1.86%	1.86%		(1.19)%	$7,640	—

$9.62	27.76%	3.09%	2.77%		(2.70)%	$394	—
$7.53	16.20%	3.19%	2.73%		(2.68)%	$184	—
$6.48	(23.76)%	3.03%	2.73%		(2.64)%	$319	—
$8.50	(27.41)%	2.85%	2.75%		(2.66)%	$114	—
$11.71	(41.07)%	2.86%	2.86%		(2.19)%	$579	—

$5.17	(9.62)%	2.52%	1.76%		(1.70)%	$4,753	—
$5.72	(20.45)%	2.37%	1.73%		(1.69)%	$3,078	—
$7.18	(22.27)%	2.09%	1.99	%(c)	(1.88)%	$4,102	—
$9.25	(41.94)%	1.77%	1.77%		(1.67)%	$19,170	1,298	%(d)
$15.96	(33.86)%	1.68%	1.68%		(0.94)%	$27,945	—

$4.90	(10.58)%	3.52%	2.76%		(2.70)%	$164	—
$5.48	(21.04)%	3.37%	2.73%		(2.69)%	$103	—
$6.94	(23.06)%	3.09%	2.99	%(c)	(2.88)%	$135	—
$9.02	(42.48)%	2.73%	2.73%		(2.63)%	$288	1,298	%(d)
$15.71	(34.49)%	2.67%	2.67%		(1.93)%	$1,202	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)         Changes in portfolio turnover rates are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—	—
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	— (c)	— (c)
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)	(0.18)
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)	(0.34)
Year Ended July 31, 2009	$31.78	0.57	1.60	2.17	(0.34)	(0.34)
Service Class
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—	—
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—	—
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—	—
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)	(0.06)
Year Ended July 31, 2009	$31.63	0.21	1.61	1.82	(0.04)	(0.04)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2013	$17.27	(0.29)	1.08	0.79	—	—
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—	—
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—	—
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—	—
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	(0.03)
Service Class
Year Ended July 31, 2013	$17.28	(0.46)	1.07	0.61	—	—
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—	—
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—	—
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—	—
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$42.28	(20.94)%	1.41%	1.41%	0.06%	$39,203	3,295%
$53.47	48.73%	1.47%	1.47%	(0.20)%	$45,459	7,056%
$35.95	0.10%	1.39%	1.39%	0.62%	$17,641	9,189%
$36.10	8.61%	1.37%	1.37%	0.85%	$43,263	4,717%
$33.61	6.71%	1.34%	1.34%	1.66%	$29,648	1,755%

$40.94	(21.81)%	2.41%	2.41%	(0.94)%	$17,405	3,295%
$52.36	47.37%	2.47%	2.47%	(1.20)%	$11,119	7,056%
$35.53	(0.86)%	2.39%	2.39%	(0.38)%	$6,674	9,189%
$35.84	7.48%	2.37%	2.37%	(0.15)%	$10,323	4,717%
$33.41	5.74%	2.34%	2.34%	0.66%	$3,331	1,755%

$18.06	4.57%	1.70%	1.70%	(1.63)%	$33,995	—
$17.27	(15.96)%	1.77%	1.77%	(1.71)%	$34,423	—
$20.55	(6.85)%	1.64%	1.64%	(1.55)%	$48,158	1,297	%(d)
$22.06	(10.07)%	1.64%	1.64%	(1.55)%	$61,111	1,300	%(d)
$24.53	(10.67)%	1.63%	1.63%	(1.26)%	$63,256	—

$17.89	3.53%	2.71%	2.71%	(2.64)%	$17,514	—
$17.28	(16.80)%	2.76%	2.76%	(2.70)%	$938	—
$20.77	(7.81)%	2.64%	2.64%	(2.55)%	$2,348	1,297	%(d)
$22.53	(11.02)%	2.64%	2.64%	(2.55)%	$2,745	1,300	%(d)
$25.32	(11.53)%	2.63%	2.63%	(2.26)%	$244	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2013	$6.81	(0.11)	1.43	1.32	—	—	—
Year Ended July 31, 2012	$11.32	(0.14)	(4.37)	(4.51)	—	—	—
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)	—	—	—
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—	—
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)
Service Class
Year Ended July 31, 2013	$6.48	(0.19)	1.36	1.17	—	—	—
Year Ended July 31, 2012	$10.87	(0.22)	(4.17)	(4.39)	—	—	—
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)	—	—	—
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—	—
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)	(0.91)	—	—	—
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12	—	—	—
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)	—	—	—
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.94	(0.23)	0.89	0.66	—	(0.01)	(0.01)
Service Class
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)	(1.12)	—	—	—
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79	—	—	—
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)	—	—	—
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.76	(0.52)	0.92	0.40	—	(0.01)	(0.01)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$8.13	19.38%	1.62%	1.62%	(1.54)%	$125,980	—
$6.81	(39.84)%	1.74%	1.74%	(1.68)%	$88,813	—
$11.32	(6.68)%	1.58%	1.58%	(1.50)%	$281,208	1,297	%(c)
$12.13	(16.34)%	1.58%	1.58%	(1.49)%	$203,468	1,300	%(c)
$14.50	(18.26)%	1.64%	1.64%	(1.16)%	$205,547	—

$7.65	18.06%	2.62%	2.62%	(2.54)%	$21,509	—
$6.48	(40.39)%	2.74%	2.74%	(2.68)%	$3,929	—
$10.87	(7.65)%	2.58%	2.58%	(2.50)%	$8,819	1,297	%(c)
$11.76	(17.11)%	2.58%	2.58%	(2.49)%	$8,582	1,300	%(c)
$14.20	(19.13)%	2.64%	2.64%	(2.16)%	$9,571	—

$25.58	(3.44)%	1.72%	1.72%	(1.65)%	$72,751	—
$26.49	8.70%	1.73%	1.73%	(1.68)%	$110,381	—
$24.37	(12.43)%	1.62%	1.62%	(1.54)%	$52,069	1,297	%(c)
$27.83	1.29%	1.55%	1.55%	(1.45)%	$26,540	1,300	%(c)
$27.59	2.44%	1.70%	1.58%	(0.78)%	$12,468	—

$24.18	(4.43)%	2.73%	2.73%	(2.66)%	$11,485	—
$25.30	7.61%	2.72%	2.72%	(2.67)%	$3,212	—
$23.51	(13.28)%	2.62%	2.62%	(2.54)%	$2,434	1,297	%(c)
$27.11	0.27%	2.55%	2.55%	(2.45)%	$1,535	1,300	%(c)
$27.15	1.49%	2.70%	2.58%	(1.78)%	$5,463	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2013	$22.13	(0.38)	0.29 (c)	(0.09)	—		—
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	—		—
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01	)(d)	(3.01)
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—		—
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)		(1.55)
Service Class
Year Ended July 31, 2013	$21.95	(0.59)	0.29 (c)	(0.30)	—		—
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	—		—
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50	)(d)	(2.50)
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—		—
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)		(1.04)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$22.04	(0.41)%	2.06%	1.76%	(1.68)%	$6,460	—
$22.13	(11.83)%	2.06%	1.83%	(1.78)%	$4,735	—
$25.10	9.16%	1.74%	1.69%	(1.60)%	$16,403	—
$25.95	(5.33)%	1.73%	1.70%	(1.63)%	$20,290	1,298	%(e)
$27.41	(7.51)%	1.88%	1.88%	(1.40)%	$40,733	—

$21.65	(1.37)%	3.06%	2.76%	(2.68)%	$1,160	—
$21.95	(12.72)%	3.04%	2.81%	(2.76)%	$159	—
$25.15	8.10%	2.73%	2.68%	(2.59)%	$1,122	—
$25.72	(6.30)%	2.73%	2.70%	(2.63)%	$372	1,298	%(e)
$27.45	(8.42)%	2.88%	2.88%	(2.40)%	$971	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Subsequent to the issuance of the July 31, 2011 financial statements, the entire distribution was determined to be a return of capital.

(e)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

276 :: Notes to Financial Statements :: July 31, 2013

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During the periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

At July 31, 2013, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.04%, dated 7/31/13, due 8/1/13(1)	HSBC Securities (USA), Inc., 0.03%, dated 7/31/13, due 8/1/13(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, dated 7/31/13, due 8/1/13(3)	UMB Bank, N.A., 0.01%, dated 7/31/13, due 8/1/13(4)
Bull ProFund	$4,044,000	$28,310,000	$6,739,000	$7,093,000
Mid-Cap ProFund	1,588,000	11,128,000	2,648,000	2,792,000
Small-Cap ProFund	2,781,000	19,477,000	4,636,000	4,882,000
NASDAQ-100 ProFund	1,246,000	8,729,000	2,077,000	2,189,000
Mid-Cap Value ProFund	6,000	42,000	10,000	12,000

July 31, 2013 :: Notes to Financial Statements :: 277

Fund Name	Deutsche Bank Securities, Inc., 0.04%, dated 7/31/13, due 8/1/13(1)	HSBC Securities (USA), Inc., 0.03%, dated 7/31/13, due 8/1/13(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, dated 7/31/13, due 8/1/13(3)	UMB Bank, N.A., 0.01%, dated 7/31/13, due 8/1/13(4)
Mid-Cap Growth ProFund	$1,000	$11,000	$2,000	$5,000
Small-Cap Value ProFund	—	2,000	—	2,000
Small-Cap Growth ProFund	5,000	36,000	8,000	11,000
UltraBull ProFund	3,046,000	21,333,000	5,078,000	5,346,000
UltraMid-Cap ProFund	1,810,000	12,685,000	3,019,000	3,183,000
UltraSmall-Cap ProFund	1,810,000	12,685,000	3,019,000	3,183,000
UltraDow 30 ProFund	439,000	3,082,000	732,000	776,000
UltraNASDAQ-100 ProFund	4,618,000	32,339,000	7,699,000	8,101,000
UltraInternational ProFund	549,000	3,852,000	916,000	968,000
UltraEmerging Markets ProFund	402,000	2,825,000	672,000	712,000
UltraLatin America ProFund	280,000	1,968,000	467,000	498,000
UltraChina ProFund	283,000	1,990,000	472,000	504,000
UltraJapan ProFund	4,322,000	30,258,000	7,203,000	7,578,000
Bear ProFund	3,889,000	27,236,000	6,484,000	6,824,000
Short Small-Cap ProFund	405,000	2,845,000	675,000	720,000
Short NASDAQ-100 ProFund	299,000	2,105,000	500,000	533,000
UltraBear ProFund	1,801,000	12,614,000	3,003,000	3,162,000
UltraShort Mid-Cap ProFund	292,000	2,053,000	487,000	520,000
UltraShort Small-Cap ProFund	1,910,000	13,380,000	3,184,000	3,355,000
UltraShort Dow 30 ProFund	381,000	2,674,000	636,000	674,000
UltraShort NASDAQ-100 ProFund	938,000	6,571,000	1,563,000	1,651,000
UltraShort International ProFund	522,000	3,661,000	870,000	921,000
UltraShort Emerging Markets ProFund	1,458,000	10,216,000	2,431,000	2,563,000
UltraShort Latin America ProFund	606,000	4,251,000	1,011,000	1,069,000
UltraShort China ProFund	187,000	1,316,000	312,000	334,000
UltraShort Japan ProFund	664,000	4,655,000	1,107,000	1,170,000
Banks UltraSector ProFund	1,222,000	8,557,000	2,036,000	2,146,000
Basic Materials UltraSector ProFund	342,000	2,402,000	571,000	606,000
Biotechnology UltraSector ProFund	13,567,000	94,974,000	22,612,000	23,784,000
Consumer Goods UltraSector ProFund	524,000	3,672,000	872,000	924,000
Consumer Services UltraSector ProFund	1,762,000	12,344,000	2,938,000	3,095,000
Financials UltraSector ProFund	830,000	5,823,000	1,385,000	1,463,000
Health Care UltraSector ProFund	1,119,000	7,839,000	1,866,000	1,969,000
Industrials UltraSector ProFund	696,000	4,874,000	1,158,000	1,225,000
Internet UltraSector ProFund	1,570,000	10,998,000	2,617,000	2,758,000
Mobile Telecommunications UltraSector ProFund	341,000	2,398,000	570,000	605,000
Oil & Gas UltraSector ProFund	1,087,000	7,615,000	1,812,000	1,912,000
Oil Equipment, Services & Distribution UltraSector ProFund	312,000	2,191,000	521,000	552,000
Pharmaceuticals UltraSector ProFund	429,000	3,014,000	717,000	758,000
Precious Metals UltraSector ProFund	1,593,000	11,159,000	2,656,000	2,798,000
Real Estate UltraSector ProFund	1,181,000	8,273,000	1,968,000	2,076,000
Semiconductor UltraSector ProFund	88,000	627,000	148,000	163,000
Technology UltraSector ProFund	102,000	719,000	170,000	185,000
Telecommunications UltraSector ProFund	131,000	928,000	219,000	238,000
Utilities UltraSector ProFund	651,000	4,563,000	1,086,000	1,147,000
Short Oil & Gas ProFund	129,000	912,000	216,000	232,000
Short Precious Metals ProFund	1,514,000	10,605,000	2,524,000	2,661,000
Short Real Estate ProFund	445,000	3,120,000	741,000	786,000
U.S. Government Plus ProFund	3,803,000	26,633,000	6,340,000	6,673,000
Rising Rates Opportunity 10 ProFund	4,496,000	31,480,000	7,494,000	7,887,000
Rising Rates Opportunity ProFund	12,594,000	88,162,000	20,990,000	22,077,000
Rising U.S. Dollar ProFund	7,599,000	53,202,000	12,666,000	13,325,000
Falling U.S. Dollar ProFund	645,000	4,523,000	1,076,000	1,137,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at July 31, 2013 as follows:

(1)         Federal National Mortgage Association, 4.375%, due 10/15/15 , total value $101,419,114.

(2)         U.S. Treasury Strips, effective yield or interest rate in effect at July 31, 2013, 0.037% to 7.823%, due 5/15/16 to 2/15/42, which had an aggregate value of $709,873,462.

(3)         U.S. Treasury Notes, 0.25%, due 7/31/15, total value $168,949,463.

(4)         Federal Home Loan Banks, 0.98% to 2.75%, due 11/18/13 to 4/24/18, Federal Home Loan Mortgage Corp., 1.00% to 2.00%, due 11/18/13 to 4/24/18, Federal National Mortgage Association, 0.45% to 1.50%, due 11/18/13 to 4/24/18, which had an aggregate value of $178,245,188.

278 :: Notes to Financial Statements :: July 31, 2013

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2013, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective with the exception of the UltraJapan ProFund and the UltraShort Japan ProFund which used certain derivatives for currency hedging purposes.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2013. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open position to net assets throughout the reporting period.

The volume associated with derivative positions in the Small-Cap ProFund, NASDAQ-100 ProFund, UltraDow 30 ProFund, UltraJapan ProFund, UltraShort Japan ProFund, Precious Metals UltraSector ProFund, and Technology UltraSector ProFund was 57%, 51%, 138%, 262%, 262%, 112%, and 86%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2013.

In connection with its management of the Trust, the Advisor is exempt from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). However, on December 5, 2012, the Advisor registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside of the Trust. Therefore, the Advisor (but not the Trust or the ProFunds) is now subject to certain regulatory requirements of the CEA. During the reporting period, CTA registration did not significantly impact the ProFunds.

The following is a description of the derivative instruments utilized by the ProFunds, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

July 31, 2013 :: Notes to Financial Statements :: 279

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2013, the collateral posted by counterparties consisted of U.S. Treasury securities.

280 :: Notes to Financial Statements :: July 31, 2013

Swap Agreements

Each ProFund may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain minimum threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2013, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a

July 31, 2013 :: Notes to Financial Statements :: 281

ProFund’s transactions in swap agreements. A ProFund may use a combination of swaps on an underlying benchmark, and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, that ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund used only swaps on the underlying benchmark.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds’ Statements of Assets and Liabilities as of July 31, 2013:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$427,660	$15,443	$—	$—	$—	$—
Mid-Cap ProFund	160,065	119,936	—	—	—	—
Small-Cap ProFund	159,978	120,946	—	—	—	—
NASDAQ-100 ProFund	261,003	51,014	—	—	—	—
UltraBull ProFund	151,956	41,108	—	—	—	—
UltraMid-Cap ProFund	390,320	505,827	—	—	—	—
UltraSmall-Cap ProFund	397,886	234,219	—	—	—	—
UltraDow 30 ProFund	102,600	—	—	—	32,472	—
UltraNASDAQ-100 ProFund	1,270,998	1,206,693	—	—	—	—
UltraInternational ProFund	—	17,028	—	—	—	—
UltraEmerging Markets ProFund	—	—	—	—	37,638	—
UltraLatin America ProFund	—	—	—	—	102,889	—
UltraChina ProFund	—	147,931	—	—	—	—
UltraJapan ProFund	72,381	292,036	—	—	—	—
Bear ProFund	—	—	—	133,353	17,745	—
Short Small-Cap ProFund	—	—	—	43,302	17,743	—
Short NASDAQ-100 ProFund	—	—	—	6,740	20,724	—
UltraBear ProFund	—	—	—	85,619	24,162	—
UltraShort Mid-Cap ProFund	—	—	—	34,611	37,987	—
UltraShort Small-Cap ProFund	—	—	—	111,979	141,514	—
UltraShort Dow 30 ProFund	1,162	9,605	—	—	—	—
UltraShort NASDAQ-100 ProFund	—	—	—	74,931	143,479	—
UltraShort International ProFund	—	—	—	—	17,193	—
UltraShort Emerging Markets ProFund	—	50,167	—	—	—	—
UltraShort Latin America ProFund	—	52,289	—	—	—	—
UltraShort China ProFund	—	—	—	—	44,763	—
UltraShort Japan ProFund	420,581	—	—	—	39,073	—
Banks UltraSector ProFund	—	—	—	—	912,834	—
Basic Materials UltraSector ProFund	—	—	—	—	54,117	—
Biotechnology UltraSector ProFund	—	8,017,520	—	—	—	—
Consumer Goods UltraSector ProFund	—	—	—	—	44,792	—
Consumer Services UltraSector ProFund	—	28,090	—	—	—	—
Financials UltraSector ProFund	—	—	—	—	398,597	—
Health Care UltraSector ProFund	—	216,730	—	—	—	—
Industrials UltraSector ProFund	—	—	—	—	71,822	—
Internet UltraSector ProFund	—	578,974	—	—	—	—
Mobile Telecommunications UltraSector ProFund	—	—	—	—	530,626	—
Oil & Gas UltraSector ProFund	—	—	—	—	542,043	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	347,862	—
Pharmaceuticals UltraSector ProFund	—	72,814	—	—	—	—
Precious Metals UltraSector ProFund	—	—	—	—	1,105,764	—
Real Estate UltraSector ProFund	—	—	—	—	1,166,057	—
Semiconductor UltraSector ProFund	—	—	—	—	32,563	—
Technology UltraSector ProFund	—	64,761	—	—	—	—
Telecommunications UltraSector ProFund	—	—	—	—	73,502	—
Utilities UltraSector ProFund	—	—	—	—	106,030	—
Short Oil & Gas ProFund	—	27,620	—	—	—	—
Short Precious Metals ProFund	—	444,768	—	—	—	—
Short Real Estate ProFund	—	185,946	—	—	—	—

282 :: Notes to Financial Statements :: July 31, 2013

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
UltraJapan ProFund	$—	$—	$—	$68,967	$—	$—
UltraShort Japan ProFund	164,059	—	—	—	—	—
Rising U.S. Dollar ProFund	—	—	269,955	—	—	3,153,376
Falling U.S. Dollar ProFund	—	—	279,718	—	—	32,001
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	293,310	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	504,169	—
Rising Rates Opportunity ProFund	—	—	—	—	521,572	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFunds’ Statements of Operations for the year ended July 31, 2013:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$2,378,466	$7,431,029	$—	$(156,522)
Mid-Cap ProFund	882,349	3,131,019	—	417,291
Small-Cap ProFund	242,737	772,600	—	391,751
NASDAQ-100 ProFund	919,482	3,551,602	—	79,412
UltraBull ProFund	1,671,772	18,803,340	—	319,104
UltraMid-Cap ProFund	1,100,874	13,587,035	—	1,104,060
UltraSmall-Cap ProFund	1,364,695	14,229,584	—	921,490
UltraDow 30 ProFund	616,149	4,348,090	—	55,304
UltraNASDAQ-100 ProFund	3,410,939	25,248,653	—	1,958,296
UltraInternational ProFund	—	6,617,901	—	535,455
UltraEmerging Markets ProFund	—	(1,039,587)	—	311,437
UltraLatin America ProFund	—	(1,760,411)	—	367,482
UltraChina ProFund	—	1,461,436	—	319,383
UltraJapan ProFund	8,204,489	(473,177)	—	(187,360)
Bear ProFund	(1,404,030)	(7,208,546)	—	62,197
Short Small-Cap ProFund	(618,482)	(3,977,242)	—	(218,458)
Short NASDAQ-100 ProFund	(599,833)	(2,789,019)	—	(35,640)
UltraBear ProFund	(1,067,622)	(17,574,778)	—	(101,402)
UltraShort Mid-Cap ProFund	(90,068)	(1,605,135)	—	(127,293)
UltraShort Small-Cap ProFund	(822,678)	(12,457,607)	—	(623,286)
UltraShort Dow 30 ProFund	(426,609)	(4,611,120)	—	(17,512)
UltraShort NASDAQ-100 ProFund	(425,941)	(6,361,301)	—	(284,317)
UltraShort International ProFund	—	(8,328,059)	—	(312,312)
UltraShort Emerging Markets ProFund	—	(449,675)	—	(139,001)
UltraShort Latin America ProFund	—	1,218,452	—	(124,271)
UltraShort China ProFund	—	(1,431,865)	—	(139,326)
UltraShort Japan ProFund	(3,069,777)	(1,049,029)	—	274,874
Banks UltraSector ProFund	—	6,981,282	—	(1,483,715)
Basic Materials UltraSector ProFund	—	1,337,615	—	(159,566)
Biotechnology UltraSector ProFund	—	51,964,691	—	7,261,236
Consumer Goods UltraSector ProFund	—	776,972	—	(82,946)
Consumer Services UltraSector ProFund	—	4,072,309	—	(45,951)
Financials UltraSector ProFund	—	3,697,044	—	(640,781)
Health Care UltraSector ProFund	—	3,614,849	—	122,415

July 31, 2013 :: Notes to Financial Statements :: 283

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Industrials UltraSector ProFund	$—	$2,752,270	$—	$(197,633)
Internet UltraSector ProFund	—	5,954,017	—	545,755
Mobile Telecommunications UltraSector ProFund	—	4,345,394	—	(1,283,111)
Oil & Gas UltraSector ProFund	—	6,155,544	—	(1,153,995)
Oil Equipment, Services & Distribution UltraSector ProFund	—	2,201,508	—	(780,781)
Pharmaceuticals UltraSector ProFund	—	2,777,003	—	(126,256)
Precious Metals UltraSector ProFund	—	(8,132,309)	—	(2,968,068)
Real Estate UltraSector ProFund	—	2,219,747	—	(1,811,418)
Semiconductor UltraSector ProFund	—	288,068	—	(170,507)
Technology UltraSector ProFund	—	1,045,425	—	(218,045)
Telecommunications UltraSector ProFund	—	912,645	—	(1,201,480)
Utilities UltraSector ProFund	—	(162,983)	—	(284,140)
Short Oil & Gas ProFund	—	(571,277)	—	61,803
Short Precious Metals ProFund	—	597,223	—	655,670
Short Real Estate ProFund	—	(925,213)	—	244,078
Foreign Exchange Rate Risk Exposure:
UltraJapan ProFund	1,593,743	—	—	(68,967)
UltraShort Japan ProFund	(688,929)	—	—	164,059
Rising U.S. Dollar ProFund	(28,433)	—	(1,182,770)	(1,702,560)
Falling U.S. Dollar ProFund	—	—	(286,285)	185,712
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	(8,438)	(6,118,745)	—	(940,719)
Rising Rates Opportunity 10 ProFund	—	3,535,835	—	(221,513)
Rising Rates Opportunity ProFund	—	14,758,782	—	2,380,853

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

284 :: Notes to Financial Statements :: July 31, 2013

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities “(“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”).” ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2013-01 and ASU 2011-11 will have no effect on a ProFund’s net assets. At this time, management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the ProFunds’ financial statements disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued a their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury Securities. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures

July 31, 2013 :: Notes to Financial Statements :: 285

approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2013, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$40,154,867	$—	$—	$—	$40,154,867	$—
Repurchase Agreements	—	—	46,186,000	—	46,186,000	—
Futures Contracts	—	427,660	—	—	—	427,660
Swap Agreements	—	—	—	15,443	—	15,443
Total	$40,154,867	$427,660	$46,186,000	$15,443	$86,340,867	$443,103
Mid-Cap ProFund
Common Stocks	$11,811,474	$—	$—	$—	$11,811,474	$—
Repurchase Agreements	—	—	18,156,000	—	18,156,000	—
Futures Contracts	—	160,065	—	—	—	160,065
Swap Agreements	—	—	—	119,936	—	119,936
Total	$11,811,474	$160,065	$18,156,000	$119,936	$29,967,474	$280,001
Small-Cap ProFund
Common Stocks	$10,345,243	$—	$—	$—	$10,345,243	$—
Repurchase Agreements	—	—	31,776,000	—	31,776,000	—
Futures Contracts	—	159,978	—	—	—	159,978
Swap Agreements	—	—	—	120,946	—	120,946
Total	$10,345,243	$159,978	$31,776,000	$120,946	$42,121,243	$280,924
NASDAQ-100 ProFund
Common Stocks	$23,691,192	$—	$—	$—	$23,691,192	$—
Repurchase Agreements	—	—	14,241,000	—	14,241,000	—
Futures Contracts	—	261,003	—	—	—	261,003
Swap Agreements	—	—	—	51,014	—	51,014
Total	$23,691,192	$261,003	$14,241,000	$51,014	$37,932,192	$312,017
Large-Cap Value ProFund
Common Stocks	$28,248,196	$—	$—	$—	$28,248,196	$—
Total	$28,248,196	$—	$—	$—	$28,248,196	$—
Large-Cap Growth ProFund
Common Stocks	$20,408,140	$—	$—	$—	$20,408,140	$—
Total	$20,408,140	$—	$—	$—	$20,408,140	$—

286 :: Notes to Financial Statements :: July 31, 2013

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap Value ProFund
Common Stocks	$25,964,707	$—	$—	$—	$25,964,707	$—
Repurchase Agreements	—	—	70,000	—	70,000	—
Total	$25,964,707	$—	$70,000	$—	$26,034,707	$—
Mid-Cap Growth ProFund
Common Stocks	$15,537,563	$—	$—	$—	$15,537,563	$—
Repurchase Agreements	—	—	19,000	—	19,000	—
Total	$15,537,563	$—	$19,000	$—	$15,556,563	$—
Small-Cap Value ProFund
Common Stocks	$43,183,469	$—	$—	$—	$43,183,469	$—
Repurchase Agreements	—	—	4,000	—	4,000	—
Total	$43,183,469	$—	$4,000	$—	$43,187,469	$—
Small-Cap Growth ProFund
Common Stocks	$24,627,301	$—	$—	$—	$24,627,301	$—
Repurchase Agreements	—	—	60,000	—	60,000	—
Total	$24,627,301	$—	$60,000	$—	$24,687,301	$—
Europe 30 ProFund
Common Stocks	$9,293,845	$—	$—	$—	$9,293,845	$—
Total	$9,293,845	$—	$—	$—	$9,293,845	$—
UltraBull ProFund
Common Stocks	$46,238,928	$—	$—	$—	$46,238,928	$—
Repurchase Agreements	—	—	34,803,000	—	34,803,000	—
Futures Contracts	—	151,956	—	—	—	151,956
Swap Agreements	—	—	—	41,108	—	41,108
Total	$46,238,928	$151,956	$34,803,000	$41,108	$81,041,928	$193,064
UltraMid-Cap ProFund
Common Stocks	$38,059,195	$—	$—	$—	$38,059,195	$—
Repurchase Agreements	—	—	20,697,000	—	20,697,000	—
Futures Contracts	—	390,320	—	—	—	390,320
Swap Agreements	—	—	—	505,827	—	505,827
Total	$38,059,195	$390,320	$20,697,000	$505,827	$58,756,195	$896,147
UltraSmall-Cap ProFund
Common Stocks	$25,355,983	$—	$—	$—	$25,355,983	$—
Repurchase Agreements	—	—	20,697,000	—	20,697,000	—
Futures Contracts	—	397,886	—	—	—	397,886
Swap Agreements	—	—	—	234,219	—	234,219
Total	$25,355,983	$397,886	$20,697,000	$234,219	$46,052,983	$632,105
UltraDow 30 ProFund
Common Stocks	$17,038,404	$—	$—	$—	$17,038,404	$—
Repurchase Agreements	—	—	5,029,000	—	5,029,000	—
Futures Contracts	—	102,600	—	—	—	102,600
Swap Agreements	—	—	—	(32,472)	—	(32,472)
Total	$17,038,404	$102,600	$5,029,000	$(32,472)	$22,067,404	$70,128
UltraNASDAQ-100 ProFund
Common Stocks	$91,893,107	$—	$—	$—	$91,893,107	$—
Repurchase Agreements	—	—	52,757,000	—	52,757,000	—
Futures Contracts	—	1,270,998	—	—	—	1,270,998
Swap Agreements	—	—	—	1,206,693	—	1,206,693
Total	$91,893,107	$1,270,998	$52,757,000	$1,206,693	$144,650,107	$2,477,691

July 31, 2013 :: Notes to Financial Statements :: 287

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraInternational ProFund
Repurchase Agreements	$—	$—	$6,285,000	$—	$6,285,000	$—
Swap Agreements	—	—	—	17,028	—	17,028
Total	$—	$—	$6,285,000	$17,028	$6,285,000	$17,028
UltraEmerging Markets ProFund
Common Stocks	$10,681,512	$—	$—	$—	$10,681,512	$—
Preferred Stocks	2,757,795	—	—	—	2,757,795	—
Repurchase Agreements	—	—	4,611,000	—	4,611,000	—
Swap Agreements	—	—	—	(37,638)	—	(37,638)
Total	$13,439,307	$—	$4,611,000	$(37,638)	$18,050,307	$(37,638)
UltraLatin America ProFund
Common Stocks	$6,328,084	$—	$—	$—	$6,328,084	$—
Preferred Stocks	3,285,020	—	—	—	3,285,020	—
Repurchase Agreements	—	—	3,213,000	—	3,213,000	—
Swap Agreements	—	—	—	(102,889)	—	(102,889)
Total	$9,613,104	$—	$3,213,000	$(102,889)	$12,826,104	$(102,889)
UltraChina ProFund
Common Stocks	$8,201,698	$—	$—	$—	$8,201,698	$—
Repurchase Agreements	—	—	3,249,000	—	3,249,000	—
Swap Agreements	—	—	—	147,931	—	147,931
Total	$8,201,698	$—	$3,249,000	$147,931	$11,450,698	$147,931
UltraJapan ProFund
Repurchase Agreements	$—	$—	$49,361,000	$—	$49,361,000	$—
Futures Contracts	—	3,414	—	—	—	3,414
Swap Agreement	—	—	—	292,036	—	292,036
Total	$—	$3,414	$49,361,000	$292,036	$49,361,000	$295,450
Bear ProFund
Repurchase Agreements	$—	$—	$44,433,000	$—	$44,433,000	$—
Futures Contracts	—	(133,353)	—	—	—	(133,353)
Swap Agreements	—	—	—	(17,745)	—	(17,745)
Total	$—	$(133,353)	$44,433,000	$(17,745)	$44,433,000	$(151,098)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$4,645,000	$—	$4,645,000	$—
Futures Contracts	—	(43,302)	—	—	—	(43,302)
Swap Agreements	—	—	—	(17,743)	—	(17,743)
Total	$—	$(43,302)	$4,645,000	$(17,743)	$4,645,000	$(61,045)
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$3,437,000	$—	$3,437,000	$—
Futures Contracts	—	(6,740)	—	—	—	(6,740)
Swap Agreements	—	—	—	(20,724)	—	(20,724)
Total	$—	$(6,740)	$3,437,000	$(20,724)	$3,437,000	$(27,464)
UltraBear ProFund
Repurchase Agreements	$—	$—	$20,580,000	$—	$20,580,000	$—
Futures Contracts	—	(85,619)	—	—	—	(85,619)
Swap Agreements	—	—	—	(24,162)	—	(24,162)
Total	$—	$(85,619)	$20,580,000	$(24,162)	$20,580,000	$(109,781)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$3,352,000	$—	$3,352,000	$—
Futures Contracts	—	(34,611)	—	—	—	(34,611)
Swap Agreements	—	—	—	(37,987)	—	(37,987)
Total	$—	$(34,611)	$3,352,000	$(37,987)	$3,352,000	$(72,598)

288 :: Notes to Financial Statements :: July 31, 2013

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$21,829,000	$—	$21,829,000	$—
Futures Contracts	—	(111,979)	—	—	—	(111,979)
Swap Agreements	—	—	—	(141,514)	—	(141,514)
Total	$—	$(111,979)	$21,829,000	$(141,514)	$21,829,000	$(253,493)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,365,000	$—	$4,365,000	$—
Futures Contracts	—	1,162	—	—	—	1,162
Swap Agreements	—	—	—	9,605	—	9,605
Total	$—	$1,162	$4,365,000	$9,605	$4,365,000	$10,767
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$10,723,000	$—	$10,723,000	$—
Futures Contracts	—	(74,931)	—	—	—	(74,931)
Swap Agreements	—	—	—	(143,479)	—	(143,479)
Total	$—	$(74,931)	$10,723,000	$(143,479)	$10,723,000	$(218,410)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$5,974,000	$—	$5,974,000	$—
Swap Agreements	—	—	—	(17,193)	—	(17,193)
Total	$—	$—	$5,974,000	$(17,193)	$5,974,000	$(17,193)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$16,668,000	$—	$16,668,000	$—
Swap Agreements	—	—	—	50,167	—	50,167
Total	$—	$—	$16,668,000	$50,167	$16,668,000	$50,167
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$6,937,000	$—	$6,937,000	$—
Swap Agreements	—	—	—	52,289	—	52,289
Total	$—	$—	$6,937,000	$52,289	$6,937,000	$52,289
UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,149,000	$—	$2,149,000	$—
Swap Agreements	—	—	—	(44,763)	—	(44,763)
Total	$—	$—	$2,149,000	$(44,763)	$2,149,000	$(44,763)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$7,596,000	$—	$7,596,000	$—
Futures Contracts	—	584,640	—	—	—	584,640
Swap Agreements	—	—	—	(39,073)	—	(39,073)
Total	$—	$584,640	$7,596,000	$(39,073)	$7,596,000	$545,567
Banks UltraSector ProFund
Common Stocks	$22,888,692	$—	$—	$—	$22,888,692	$—
Repurchase Agreements	—	—	13,961,000	—	13,961,000	—
Swap Agreements	—	—	—	(912,834)	—	(912,834)
Total	$22,888,692	$—	$13,961,000	$(912,834)	$36,849,692	$(912,834)
Basic Materials UltraSector ProFund
Common Stocks	$6,727,833	$—	$—	$—	$6,727,833	$—
Repurchase Agreements	—	—	3,921,000	—	3,921,000	—
Swap Agreements	—	—	—	(54,117)	—	(54,117)
Total	$6,727,833	$—	$3,921,000	$(54,117)	$10,648,833	$(54,117)

July 31, 2013 :: Notes to Financial Statements :: 289

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$192,207,981	$—	$—	$—	$192,207,981	$—
Repurchase Agreements	—	—	154,937,000	—	154,937,000	—
Swap Agreements	—	—	—	8,017,520	—	8,017,520
Total	$192,207,981	$—	$154,937,000	$8,017,520	$347,144,981	$8,017,520
Consumer Goods UltraSector ProFund
Common Stocks	$5,984,753	$—	$—	$—	$5,984,753	$—
Repurchase Agreements	—	—	5,992,000	—	5,992,000	—
Swap Agreements	—	—	—	(44,792)	—	(44,792)
Total	$5,984,753	$—	$5,992,000	$(44,792)	$11,976,753	$(44,792)
Consumer Services UltraSector ProFund
Common Stocks	$26,864,054	$—	$—	$—	$26,864,054	$—
Repurchase Agreements	—	—	20,139,000	—	20,139,000	—
Swap Agreements	—	—	—	28,090	—	28,090
Total	$26,864,054	$—	$20,139,000	$28,090	$47,003,054	$28,090
Financials UltraSector ProFund
Common Stocks	$13,885,401	$—	$—	$—	$13,885,401	$—
Repurchase Agreements	—	—	9,501,000	—	9,501,000	—
Swap Agreements	—	—	—	(398,597)	—	(398,597)
Total	$13,885,401	$—	$9,501,000	$(398,597)	$23,386,401	$(398,597)
Health Care UltraSector ProFund
Common Stocks	$16,507,329	$—	$—	$—	$16,507,329	$—
Repurchase Agreements	—	—	12,793,000	—	12,793,000	—
Swap Agreements	—	—	—	216,730	—	216,730
Total	$16,507,329	$—	$12,793,000	$216,730	$29,300,329	$216,730
Industrials UltraSector ProFund
Common Stocks	$10,233,510	$—	$—	$—	$10,233,510	$—
Repurchase Agreements	—	—	7,953,000	—	7,953,000	—
Swap Agreements	—	—	—	(71,822)	—	(71,822)
Total	$10,233,510	$—	$7,953,000	$(71,822)	$18,186,510	$(71,822)
Internet UltraSector ProFund
Common Stocks	$22,636,589	$—	$—	$—	$22,636,589	$—
Repurchase Agreements	—	—	17,943,000	—	17,943,000	—
Swap Agreements	—	—	—	578,974	—	578,974
Total	$22,636,589	$—	$17,943,000	$578,974	$40,579,589	$578,974
Mobile Telecommunications UltraSector ProFund
Common Stocks	$4,740,668	$—	$—	$—	$4,740,668	$—
Repurchase Agreements	—	—	3,914,000	—	3,914,000	—
Swap Agreements	—	—	—	(530,626)	—	(530,626)
Total	$4,740,668	$—	$3,914,000	$(530,626)	$8,654,668	$(530,626)
Oil & Gas UltraSector ProFund
Common Stocks	$26,551,759	$—	$—	$—	$26,551,759	$—
Repurchase Agreements	—	—	12,426,000	—	12,426,000	—
Swap Agreements	—	—	—	(542,043)	—	(542,043)
Total	$26,551,759	$—	$12,426,000	$(542,043)	$38,977,759	$(542,043)

290 :: Notes to Financial Statements :: July 31, 2013

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$9,169,944	$—	$—	$—	$9,169,944	$—
Repurchase Agreements	—	—	3,576,000	—	3,576,000	—
Swap Agreements	—	—	—	(347,862)	—	(347,862)
Total	$9,169,944	$—	$3,576,000	$(347,862)	$12,745,944	$(347,862)
Pharmaceuticals UltraSector ProFund
Common Stocks	$8,685,191	$—	$—	$—	$8,685,191	$—
Repurchase Agreements	—	—	4,918,000	—	4,918,000	—
Swap Agreements	—	—	—	72,814	—	72,814
Total	$8,685,191	$—	$4,918,000	$72,814	$13,603,191	$72,814
Precious Metals UltraSector ProFund
Common Stocks	$17,535,117	$—	$—	$—	$17,535,117	$—
Repurchase Agreements	—	—	18,206,000	—	18,206,000	—
Swap Agreements	—	—	—	(1,105,764)	—	(1,105,764)
Total	$17,535,117	$—	$18,206,000	$(1,105,764)	$35,741,117	$(1,105,764)
Real Estate UltraSector ProFund
Common Stocks	$16,576,818	$—	$—	$—	$16,576,818	$—
Repurchase Agreements	—	—	13,498,000	—	13,498,000	—
Swap Agreements	—	—	—	(1,166,057)	—	(1,166,057)
Total	$16,576,818	$—	$13,498,000	$(1,166,057)	$30,074,818	$(1,166,057)
Semiconductor UltraSector ProFund
Common Stocks	$1,723,208	$—	$—	$—	$1,723,208	$—
Repurchase Agreements	—	—	1,026,000	—	1,026,000	—
Swap Agreements	—	—	—	(32,563)	—	(32,563)
Total	$1,723,208	$—	$1,026,000	$(32,563)	$2,749,208	$(32,563)
Technology UltraSector ProFund
Common Stocks	$3,973,416	$—	$—	$—	$3,973,416	$—
Repurchase Agreements	—	—	1,176,000	—	1,176,000	—
Swap Agreements	—	—	—	64,761	—	64,761
Total	$3,973,416	$—	$1,176,000	$64,761	$5,149,416	$64,761
Telecommunications UltraSector ProFund
Common Stocks	$2,267,765	$—	$—	$—	$2,267,765	$—
Repurchase Agreements	—	—	1,516,000	—	1,516,000	—
Swap Agreements	—	—	—	(73,502)	—	(73,502)
Total	$2,267,765	$—	$1,516,000	$(73,502)	$3,783,765	$(73,502)
Utilities UltraSector ProFund
Common Stocks	$10,823,500	$—	$—	$—	$10,823,500	$—
Repurchase Agreements	—	—	7,447,000	—	7,447,000	—
Swap Agreements	—	—	—	(106,030)	—	(106,030)
Total	$10,823,500	$—	$7,447,000	$(106,030)	$18,270,500	$(106,030)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,489,000	$—	$1,489,000	$—
Swap Agreements	—	—	—	27,620	—	27,620
Total	$—	$—	$1,489,000	$27,620	$1,489,000	$27,620

July 31, 2013 :: Notes to Financial Statements :: 291

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$17,304,000	$—	$17,304,000	$—
Swap Agreements	—	—	—	444,768	—	444,768
Total	$—	$—	$17,304,000	$444,768	$17,304,000	$444,768
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$5,092,000	$—	$5,092,000	$—
Swap Agreements	—	—	—	185,946	—	185,946
Total	$—	$—	$5,092,000	$185,946	$5,092,000	$185,946
U.S. Government Plus ProFund
U.S. Treasury Obligations	$—	$—	$27,058,020	$—	$27,058,020	$—
Repurchase Agreements	—	—	43,449,000	—	43,449,000	—
Swap Agreements	—	—	—	293,310	—	293,310
Total	$—	$—	$70,507,020	$293,310	$70,507,020	$293,310
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$51,357,000	$—	$51,357,000	$—
Swap Agreements	—	—	—	(504,169)	—	(504,169)
Total	$—	$—	$51,357,000	$(504,169)	$51,357,000	$(504,169)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$143,823,000	$—	$143,823,000	$—
Swap Agreements	—	—	—	(521,572)	—	(521,572)
Total	$—	$—	$143,823,000	$(521,572)	$143,823,000	$(521,572)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$86,792,000	$—	$86,792,000	$—
Forward Currency Contracts	—	—	—	(2,883,421)	—	(2,883,421)
Total	$—	$—	$86,792,000	$(2,883,421)	$86,792,000	$(2,883,421)
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$7,381,000	$—	$7,381,000	$—
Forward Currency Contracts	—	—	—	247,717	—	247,717
Total	$—	$—	$7,381,000	$247,717	$7,381,000	$247,717

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion.

During the year ended July 31, 2013, no ProFund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

292 :: Notes to Financial Statements :: July 31, 2013

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended July 31, 2013, actual Trustee compensation was $609,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2012 through November 30, 2013		For the Period December 1, 2011 through November 30, 2012
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.73%	2.73%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.73%	2.73%
Large-Cap Growth ProFund	1.95%	2.95%	1.73%	2.73%
Mid-Cap Value ProFund	1.78%	2.78%	1.73%	2.73%
Mid-Cap Growth ProFund	1.78%	2.78%	1.73%	2.73%
Small-Cap Value ProFund	1.78%	2.78%	1.73%	2.73%
Small-Cap Growth ProFund	1.78%	2.78%	1.73%	2.73%
Europe 30 ProFund	1.78%	2.78%	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraSmall-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.78%	2.78%	1.73%	2.73%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.73%	2.73%
UltraJapan ProFund	1.78%	2.78%	1.73%	2.73%
Bear ProFund	1.95%	2.95%	1.73%	2.73%
Short Small-Cap ProFund	1.78%	2.78%	1.73%	2.73%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.73%	2.73%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%

July 31, 2013 :: Notes to Financial Statements :: 293

	For the Period December 1, 2012 through November 30, 2013		For the Period December 1, 2011 through November 30, 2012
	Investor Class	Service Class	Investor Class	Service Class
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort International ProFund	1.95%	2.95%	1.73%	2.73%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort Latin America ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort China ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort Japan ProFund	1.78%	2.78%	1.73%	2.73%
Banks UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Consumer Services UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Financials UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Health Care UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Industrials UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Internet UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Oil & Gas UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Semiconductor UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Technology UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Utilities UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Short Oil & Gas ProFund	1.78%	2.78%	1.73%	2.73%
Short Precious Metals ProFund	1.78%	2.78%	1.73%	2.73%
Short Real Estate ProFund	1.78%	2.78%	1.73%	2.73%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.73%	2.73%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2013, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/13	Expires 11/30/14	Expires 11/30/15	Expires 11/30/16	Total
Mid-Cap ProFund	$—	$2,627	$—	$—	$2,627
Small-Cap ProFund	30,321	31,832	53,917	52,174	168,244
Large-Cap Value ProFund	66,001	24,132	9,017	—	99,150
Large-Cap Growth ProFund	41,326	18,839	116	—	60,281
Mid-Cap Value ProFund	67,441	16,938	66,891	17,933	169,203
Mid-Cap Growth ProFund	1,888	23,320	55,749	12,320	93,277
Small-Cap Value ProFund	52,358	40,574	57,617	37,228	187,777
Small-Cap Growth ProFund	33,665	26,940	74,551	24,924	160,080
Europe 30 ProFund	4,218	29,163	21,374	1,050	55,805
UltraSmall-Cap ProFund	1,433	3,770	—	2,830	8,033
UltraDow 30 ProFund	17,109	5,006	77,494	26,907	126,516
UltraInternational ProFund	6,485	—	—	—	6,485
UltraChina ProFund	23,269	43,900	28,744	11,385	107,298
UltraJapan ProFund	44,001	31,661	35,166	5,605	116,433
Bear ProFund	—	—	11,201	—	11,201

294 :: Notes to Financial Statements :: July 31, 2013

	Expires 11/30/13	Expires 11/30/14	Expires 11/30/15	Expires 11/30/16	Total
Short Small-Cap ProFund	$63,317	$6,045	$83,659	$78,596	$231,617
Short NASDAQ-100 ProFund	24,635	30,656	24,638	16,288	96,217
UltraShort Mid-Cap ProFund	34,716	28,874	38,404	19,252	121,246
UltraShort Small-Cap ProFund	165,777	55,247	56,215	19,961	297,200
UltraShort Dow 30 ProFund	17,559	30,734	64,961	39,075	152,329
UltraShort NASDAQ-100 ProFund	—	—	25,306	9,190	34,496
UltraShort International ProFund	—	2,741	1,698	1,048	5,487
UltraShort Emerging Markets ProFund	35,416	6,908	45,541	12,851	100,716
UltraShort Latin America ProFund	42,067	36,785	37,300	14,933	131,085
UltraShort China ProFund	50,301	26,436	33,842	18,701	129,280
UltraShort Japan ProFund	45,382	36,187	33,829	17,528	132,926
Banks UltraSector ProFund	35,989	25,564	20,691	—	82,244
Basic Materials UltraSector ProFund	10,422	377	—	1,897	12,696
Consumer Goods UltraSector ProFund	37,500	37,613	36,565	17,296	128,974
Consumer Services UltraSector ProFund	45,513	37,755	32,108	6,019	121,395
Financials UltraSector ProFund	44,138	30,245	36,058	15,744	126,185
Health Care UltraSector ProFund	45,637	26,395	37,251	6,166	115,449
Industrials UltraSector ProFund	61,163	26,308	52,235	928	140,634
Mobile Telecommunications UltraSector ProFund	34,265	36,865	26,405	11,658	109,193
Oil Equipment, Services & Distribution UltraSector ProFund	29,627	—	46	1,518	31,191
Pharmaceuticals UltraSector ProFund	40,049	23,843	30,252	4,892	99,036
Real Estate UltraSector ProFund	24,549	15,706	21,308	9,205	70,768
Semiconductor UltraSector ProFund	32,260	29,399	32,413	17,216	111,288
Technology UltraSector ProFund	42,223	4,438	19,851	12,634	79,146
Telecommunications UltraSector ProFund	33,541	32,196	25,809	23,857	115,403
Utilities UltraSector ProFund	36,769	22,020	28,035	30,536	117,360
Short Oil & Gas ProFund	39,003	39,563	25,492	15,798	119,856
Short Precious Metals ProFund	19,271	37,576	31,910	13,817	102,574
Short Real Estate ProFund	—	22,049	30,821	18,270	71,140
Falling U.S. Dollar ProFund	15,283	—	41,779	5,685	62,747

During the year ended July 31, 2013, the Advisor voluntarily contributed capital of $1,021,800 in the UltraJapan ProFund due to corrections of investment transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the UltraJapan ProFund.

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2013 were as follows:

	Purchases	Sales
Bull ProFund	$13,667,451	$9,547,805
Mid-Cap ProFund	58,840,693	57,911,019
Small-Cap ProFund	21,570,202	21,065,089
NASDAQ-100 ProFund	62,917,877	62,829,526
Large-Cap Value ProFund	194,032,691	218,222,862
Large-Cap Growth ProFund	153,608,690	186,736,695
Mid-Cap Value ProFund	145,617,336	127,957,270
Mid-Cap Growth ProFund	107,571,493	112,029,858
Small-Cap Value ProFund	196,649,531	189,558,774
Small-Cap Growth ProFund	100,755,595	89,208,900
Europe 30 ProFund	111,169,525	109,803,739
UltraBull ProFund	328,876,575	337,958,165
UltraMid-Cap ProFund	24,178,493	13,301,164
UltraSmall-Cap ProFund	33,356,433	33,307,853
UltraDow 30 ProFund	58,528,722	53,945,903
UltraNASDAQ-100 ProFund	11,197,081	20,967,690
UltraEmerging Markets ProFund	20,973,922	28,107,615
UltraLatin America ProFund	7,712,013	11,447,595
UltraChina ProFund	21,808,894	24,553,532
Banks UltraSector ProFund	36,716,035	27,689,151
Basic Materials UltraSector ProFund	18,828,997	22,021,150
Biotechnology UltraSector ProFund	141,322,872	1,668,792
Consumer Goods UltraSector ProFund	21,020,044	18,281,338

July 31, 2013 :: Notes to Financial Statements :: 295

	Purchases	Sales
Consumer Services UltraSector ProFund	$24,396,322	$5,086,177
Financials UltraSector ProFund	24,896,337	21,447,763
Health Care UltraSector ProFund	21,465,145	13,975,995
Industrials UltraSector ProFund	20,175,247	15,598,608
Internet UltraSector ProFund	18,296,579	11,483,483
Mobile Telecommunications UltraSector ProFund	13,140,222	15,995,451
Oil & Gas UltraSector ProFund	1,188,030	10,299,999
Oil Equipment, Services & Distribution UltraSector ProFund	16,129,588	17,174,820
Pharmaceuticals UltraSector ProFund	7,446,849	8,464,319
Precious Metals UltraSector ProFund	40,977,947	12,850,204
Real Estate UltraSector ProFund	46,009,493	55,307,402
Semiconductor UltraSector ProFund	15,105,223	15,679,389
Technology UltraSector ProFund	9,373,028	12,762,986
Telecommunications UltraSector ProFund	14,610,313	24,420,177
Utilities UltraSector ProFund	21,410,450	26,285,450

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2013 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$629,245,130	$614,656,586

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds use investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose a ProFund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk and liquidity risk (each as discussed below). When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund from achieving its investment objective. The use of derivatives also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. A ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund’s return.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in

296 :: Notes to Financial Statements :: July 31, 2013

additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing events may hinder a ProFund’s ability to meet its daily investment objective on that day. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFunds) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Exposure to Debt Instrument Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the ProFund may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

July 31, 2013 :: Notes to Financial Statements :: 297

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax year ended in 2012, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2012
Europe 30 ProFund	$397,538	$—	$397,538	$—	$397,538
October 31, 2012
UltraEmerging Markets ProFund	151,521	—	151,521	—	151,521
UltraLatin America ProFund	293,214	—	293,214	—	293,214
Pharmaceuticals UltraSector ProFund	24,525	—	24,525	—	24,525
Real Estate UltraSector ProFund	48,865	—	48,865	—	48,865
Semiconductor UltraSector ProFund	10,239	—	10,239	8,259	18,498
Telecommunications UltraSector ProFund	61,482	—	61,482	—	61,482
Utilities UltraSector ProFund	143,766	—	143,766	—	143,766

The tax character of dividends paid to shareholders during the applicable tax year ended in 2011, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2011
Europe 30 ProFund	$123,054	$—	$123,054	$—	$123,054
October 31, 2011
NASDAQ-100 ProFund	1,303,807	183,253	1,487,060	—	1,487,060
UltraLatin America ProFund	261,752	—	261,752	—	261,752
UltraChina ProFund	—	284,296	284,296	—	284,296
Internet UltraSector ProFund	775,793	631,608	1,407,401	—	1,407,401
Pharmaceuticals UltraSector ProFund	22,373	—	22,373	—	22,373
Real Estate UltraSector ProFund	2,509	—	2,509	—	2,509
Telecommunications UltraSector ProFund	104,268	—	104,268	—	104,268
Utilities UltraSector ProFund	157,483	—	157,483	—	157,483
U.S. Government Plus ProFund	330,078	—	330,078	—	330,078
Falling U.S. Dollar ProFund	—	—	—	1,330,492	1,330,492

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2012
Bull ProFund	$—	$—	$—	$(40,091,768)	$7,118,307	$(32,973,461)
Europe 30 ProFund	109,314	—	—	(11,022,757)	7,564	(10,905,879)
UltraBull ProFund	—	—	—	(86,978,533)	4,778,702	(82,199,831)
UltraNASDAQ-100 ProFund	—	—	—	(295,193,065)	19,374,960	(275,818,105)
UltraJapan ProFund	—	—	—	(111,382,551)	80,021	(111,302,530)
Bear ProFund	—	—	—	(77,403,360)	(135,157)	(77,538,517)
UltraBear ProFund	—	—	—	(218,866,363)	(510,501)	(219,376,864)
UltraShort NASDAQ-100 ProFund	—	—	—	(213,390,625)	(615,245)	(214,005,870)
October 31, 2012
Mid-Cap ProFund	—	—	—	(398,444)	2,148,697	1,750,253
Small-Cap ProFund	—	—	—	(24,355,761)	1,021,747	(23,334,014)
NASDAQ-100 ProFund	526,548	365,201	—	—	8,496,107	9,387,856
Large-Cap Value ProFund	424,865	—	—	—	2,454,241	2,879,106
Large-Cap Growth ProFund	52,884	—	—	(3,450,722)	4,107,941	710,103
Mid-Cap Value ProFund	—	—	—	(2,375,933)	580,635	(1,795,298)
Mid-Cap Growth ProFund	—	—	—	(16,903,506)	1,176,129	(15,727,377)
Small-Cap Value ProFund	—	—	—	(29,695,841)	(519,447)	(30,215,288)
Small-Cap Growth ProFund	—	—	—	(4,753,366)	1,476,177	(3,277,189)
UltraMid-Cap ProFund	—	—	—	(19,290,239)	3,705,480	(15,584,759)
UltraSmall-Cap ProFund	—	—	—	(42,965,016)	1,961,189	(41,003,827)
UltraDow 30 ProFund	—	—	—	(17,918,603)	2,020,627	(15,897,976)
UltraInternational ProFund	—	—	—	(26,937,991)	(829,019)	(27,767,010)
UltraEmerging Markets ProFund	21,102	—	—	(259,152,341)	(3,274,303)	(262,405,542)
UltraLatin America ProFund	89,550	—	—	(14,443,538)	(1,221,304)	(15,575,292)

298 :: Notes to Financial Statements :: July 31, 2013

	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary Income	Long-Term Capital Gains	Distributions Payable	Capital and Other Losses	Appreciation (Depreciation)	Earnings (Deficit)
UltraChina ProFund	$—	$—	$—	$(8,270,377)	$1,142,819	$(7,127,558)
Short Small-Cap ProFund	—	—	—	(53,334,005)	43,877	(53,290,128)
Short NASDAQ-100 ProFund	—	—	—	(22,806,916)	23,191	(22,783,725)
UltraShort Mid-Cap ProFund	—	—	—	(22,030,454)	74,123	(21,956,331)
UltraShort Small-Cap ProFund	—	—	—	(122,084,672)	607,158	(121,477,514)
UltraShort Dow 30 ProFund	—	—	—	(15,950,752)	325,202	(15,625,550)
UltraShort International ProFund	—	—	—	(58,782,173)	97,232	(58,684,941)
UltraShort Emerging Markets ProFund	—	—	—	(98,603,291)	115,143	(98,488,148)
UltraShort Latin America ProFund	—	—	—	(19,978,178)	114,795	(19,863,383)
UltraShort China ProFund	—	—	—	(7,882,244)	(61,322)	(7,943,566)
UltraShort Japan ProFund	—	—	—	(4,793,513)	(288)	(4,793,801)
Banks UltraSector ProFund	—	—	—	(9,771,926)	(839,516)	(10,611,442)
Basic Materials UltraSector ProFund	—	—	—	(44,453,278)	338,464	(44,114,814)
Biotechnology UltraSector ProFund	—	—	—	(15,205,271)	3,562,989	(11,642,282)
Consumer Goods UltraSector ProFund	—	—	—	(1,941,333)	356,865	(1,584,468)
Consumer Services UltraSector ProFund	—	—	—	(664,842)	1,043,444	378,602
Financials UltraSector ProFund	—	—	—	(15,922,383)	(1,420,870)	(17,343,253)
Health Care UltraSector ProFund	—	—	—	(6,426,871)	1,213,385	(5,213,486)
Industrials UltraSector ProFund	—	—	—	(5,187,491)	80,979	(5,106,512)
Internet UltraSector ProFund	—	1,441,601	—	(68,521)	1,987,336	3,360,416
Mobile Telecommunications UltraSector ProFund	—	—	—	(11,172,291)	1,421,675	(9,750,616)
Oil & Gas UltraSector ProFund	—	—	—	(21,163,072)	15,277,339	(5,885,733)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(28,039,275)	51,249	(27,988,026)
Pharmaceuticals UltraSector ProFund	22,406	—	—	(2,446,253)	681,890	(1,741,957)
Precious Metals UltraSector ProFund	—	—	—	(75,097,592)	1,796,577	(73,301,015)
Real Estate UltraSector ProFund	55,052	—	—	(22,383,329)	4,304,237	(18,024,040)
Semiconductor UltraSector ProFund	—	—	—	(18,455,506)	(296,089)	(18,751,595)
Technology UltraSector ProFund	—	—	—	(8,375,155)	2,119,355	(6,255,800)
Telecommunications UltraSector ProFund	51,989	—	—	(1,546,466)	427,094	(1,067,383)
Utilities UltraSector ProFund	117,327	—	—	(15,828,245)	1,394,808	(14,316,110)
Short Oil & Gas ProFund	—	—	—	(19,258,145)	(13,276)	(19,271,421)
Short Precious Metals ProFund	—	—	—	(20,236,573)	(226,182)	(20,462,755)
Short Real Estate ProFund	—	—	—	(59,286,702)	(14,792)	(59,301,494)
U.S. Government Plus ProFund	—	—	—	(129,637)	(395,696)	(525,333)
Rising Rates Opportunity 10 ProFund	—	—	—	(24,281,353)	(71,368)	(24,352,721)
Rising Rates Opportunity ProFund	—	—	—	(248,107,788)	(2,637,847)	(250,745,635)
Rising U.S. Dollar ProFund	—	—	—	(5,156,906)	—	(5,156,906)
Falling U.S. Dollar ProFund	—	—	—	(1,390,950)	—	(1,390,950)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2012 and December 31, 2012, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2013 and December 31, 2013:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Bull ProFund	$23,710
Europe 30 ProFund	4,247
UltraBull ProFund	1,062,899
UltraNASDAQ-100 ProFund	11,129,451
Bear ProFund	84,393
UltraBear ProFund	2,458,738
UltraShort NASDAQ-100 ProFund	6,958

July 31, 2013 :: Notes to Financial Statements :: 299

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Mid-Cap ProFund	$251,043
Small-Cap ProFund	183,708
Mid-Cap Value ProFund	6,726
Mid-Cap Growth ProFund	159,395
Small-Cap Value ProFund	77,172
Small-Cap Growth ProFund	101,502
UltraMid-Cap ProFund	265,474
UltraSmall-Cap ProFund	369,988
UltraDow 30 ProFund	130,037
UltraInternational ProFund	410,443
Short Small-Cap ProFund	173,949
Short NASDAQ-100 ProFund	169,606
UltraShort Mid-Cap ProFund	53,503
UltraShort Small-Cap ProFund	249,535
UltraShort Dow 30 ProFund	94,645
UltraShort International ProFund	250,477
UltraShort Emerging Markets ProFund	97,747
UltraShort Latin America ProFund	71,004
UltraShort China ProFund	54,203
UltraShort Japan ProFund	32,330
Banks UltraSector ProFund	44,733
Basic Materials UltraSector ProFund	82,371
Biotechnology UltraSector ProFund	283,431
Consumer Goods UltraSector ProFund	11,902
Consumer Services UltraSector ProFund	80,678
Financials UltraSector ProFund	40,038
Health Care UltraSector ProFund	38,819
Industrials UltraSector ProFund	27,665
Internet UltraSector ProFund	68,521
Mobile Telecommunications UltraSector ProFund	94,204
Oil & Gas UltraSector ProFund	156,370
Oil Equipment, Services & Distribution UltraSector ProFund	155,817
Precious Metals UltraSector ProFund	607,303
Technology UltraSector ProFund	127,361
Short Oil & Gas ProFund	37,085
Short Precious Metals ProFund	77,592
Short Real Estate ProFund	48,049
U.S. Government Plus ProFund	129,637
Rising Rates Opportunity 10 ProFund	497,019
Rising Rates Opportunity ProFund	1,686,048
Rising U.S. Dollar ProFund	1,463,694
Falling U.S. Dollar ProFund	112,761

As of the end of their respective tax years ended October 31, 2012 and December 31, 2012, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$—	$—	$7,254,455	$32,813,603	$—	$—	$40,068,058
Europe 30 ProFund	—	—	—	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	—	—	—	64,235,514	21,680,120	—	—	85,915,634
UltraNASDAQ-100 ProFund	—	39,671,821	14,838,793	229,553,000	—	—	—	284,063,614
UltraJapan ProFund	—	28,773,242	19,441,046	58,133,440	—	4,395,355	—	110,743,083
Bear ProFund	—	—	—	—	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	—	9,327,306	28,548,861	—	95,770,801	45,770,369	—	179,417,337
UltraShort NASDAQ-100 ProFund	21,312,254	40,417,926	54,052,522	—	56,065,314	24,229,670	—	196,077,686

300 :: Notes to Financial Statements :: July 31, 2013

	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
October 31 tax year end ProFunds
Small-Cap ProFund	$—	$—	$—	$5,969,735	$18,202,318	$—	$—	$24,172,053
Large-Cap Growth ProFund	—	—	—	3,434,876	15,846	—	—	3,450,722
Mid-Cap Value ProFund	—	—	—	—	1,652,856	424,465	—	2,077,321
Mid-Cap Growth ProFund	—	—	—	14,942,636	834,343	—	—	15,776,979
Small-Cap Value ProFund	—	—	—	—	29,618,669	—	—	29,618,669
Small-Cap Growth ProFund	—	—	—	—	3,631,327	1,020,537	—	4,651,864
UltraMid-Cap ProFund	—	—	—	19,024,765	—	—	—	19,024,765
UltraSmall-Cap ProFund	—	—	—	33,955,101	8,639,927	—	—	42,595,028
UltraDow 30 ProFund	—	—	—	15,354,802	2,433,764	—	—	17,788,566
UltraInternational ProFund	—	—	—	22,084,405	—	2,004,577	1,385,931	25,474,913
UltraEmerging Markets ProFund	—	—	—	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	—	—	—	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	—	—	—	4,477,082	4,477,082
Short Small-Cap ProFund	5,119,102	12,406,054	4,131,511	—	14,298,494	15,009,115	1,034,222	51,998,498
Short NASDAQ-100 ProFund	2,037,409	2,959,743	4,938,350	—	3,058,900	6,257,362	3,277,560	22,529,324
UltraShort Mid-Cap ProFund	—	—	3,559,632	—	12,184,360	3,530,168	1,209,276	20,483,436
UltraShort Small-Cap ProFund	—	16,741,157	49,600,274	—	19,004,455	22,897,260	8,705,776	116,948,922
UltraShort Dow 30 ProFund	—	—	—	—	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	—	—	13,157,329	—	32,455,983	6,213,490	5,098,053	56,924,855
UltraShort Emerging Markets ProFund	—	—	53,150,579	—	33,278,400	8,202,601	3,280,040	97,911,620
UltraShort Latin America ProFund	—	—	—	—	13,585,889	5,432,825	888,460	19,907,174
UltraShort China ProFund	—	—	—	—	3,844,895	2,251,078	1,732,068	7,828,041
UltraShort Japan ProFund	—	—	—	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	—	3,986,458	—	3,645,757	2,094,978	9,727,193
Basic Materials UltraSector ProFund	2,434,151	456,160	—	30,847,431	5,602,519	2,208,186	2,116,116	43,664,563
Biotechnology UltraSector ProFund	—	612,702	—	8,092,040	4,312,642	1,904,456	—	14,921,840
Consumer Goods UltraSector ProFund	—	—	—	1,884,569	—	44,862	—	1,929,431
Consumer Services UltraSector ProFund	—	—	—	149,747	—	434,417	—	584,164
Financials UltraSector ProFund	56,485	—	—	9,037,971	3,105,413	2,990,547	691,929	15,882,345
Health Care UltraSector ProFund	—	—	—	4,970,655	—	57,287	1,360,110	6,388,052
Industrials UltraSector ProFund	—	—	597,830	2,924,822	—	330,165	1,307,009	5,159,826
Mobile Telecommunications UltraSector ProFund	—	—	967,784	4,336,772	2,674,292	2,009,584	1,089,655	11,078,087
Oil & Gas UltraSector ProFund	—	—	—	20,459,385	547,317	—	—	21,006,702
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	19,973,715	—	2,172,937	5,736,806	27,883,458
Pharmaceuticals UltraSector ProFund	—	—	810,934	899,662	294,619	—	441,038	2,446,253
Precious Metals UltraSector ProFund	—	—	—	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	—	—	2,776,281	14,262,294	2,790,520	—	2,554,234	22,383,329
Semiconductor UltraSector ProFund	3,424,745	8,625,195	33,063	4,305,713	—	669,798	—	17,058,514
Technology UltraSector ProFund	—	503,224	—	7,368,122	—	369,053	7,395	8,247,794
Telecommunications UltraSector ProFund	—	—	—	533,700	910,951	—	101,815	1,546,466
Utilities UltraSector ProFund	—	—	—	13,305,842	1,707,442	—	814,961	15,828,245
Short Oil & Gas ProFund	—	1,723,190	4,979,541	—	3,502,898	7,992,826	714,439	18,912,894
Short Precious Metals ProFund	—	—	2,229,646	—	11,647,689	4,821,283	854,572	19,553,190
Short Real Estate ProFund	—	—	—	—	33,669,962	22,825,780	1,934,290	58,430,032
Rising Rates Opportunity 10 ProFund	—	—	2,018,636	1,694,854	1,558,615	11,518,808	4,908,249	21,699,162
Rising Rates Opportunity ProFund	71,359,904	—	16,426,693	21,258,611	5,619,902	56,646,736	54,674,918	225,986,764
Rising U.S. Dollar ProFund	—	—	—	—	—	—	3,693,212	3,693,212
Falling U.S. Dollar ProFund	—	—	—	408,559	—	243,456	51,785	703,800

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$1,928,261	$245,460	$2,173,721
UltraJapan ProFund	—	639,468	639,468
Bear ProFund	18,052,333	2,307,003	20,359,336
UltraBear ProFund	34,294,627	2,695,661	36,990,288
UltraShort NASDAQ-100 ProFund	16,602,259	703,722	17,305,981

July 31, 2013 :: Notes to Financial Statements :: 301

	Short-Term Amount	Long-Term Amount	Total
October 31 tax year end ProFunds
Mid-Cap ProFund	$147,401	$—	$147,401
Mid-Cap Value ProFund	291,886	—	291,886
Mid-Cap Growth ProFund	967,132	—	967,132
UltraInternational ProFund	1,052,635	—	1,052,635
UltraEmerging Markets ProFund	8,461,315	1,044,155	9,505,470
UltraLatin America ProFund	1,431,901	538,885	1,970,786
UltraChina ProFund	3,142,751	650,544	3,793,295
Short Small-Cap ProFund	1,086,658	74,900	1,161,558
Short NASDAQ-100 ProFund	82,931	25,055	107,986
UltraShort Mid-Cap ProFund	1,424,137	69,378	1,493,515
UltraShort Small-Cap ProFund	4,492,921	393,294	4,886,215
UltraShort Dow 30 ProFund	3,092,551	98,028	3,190,579
UltraShort International ProFund	1,606,841	—	1,606,841
UltraShort Emerging Markets ProFund	593,924	—	593,924
UltraShort Japan ProFund	133,093	317,115	450,208
Basic Materials UltraSector ProFund	385,232	321,112	706,344
Precious Metals UltraSector ProFund	14,880,204	—	14,880,204
Semiconductor UltraSector ProFund	1,215,645	181,347	1,396,992
Short Oil & Gas ProFund	308,166	—	308,166
Short Precious Metals ProFund	605,791	—	605,791
Short Real Estate ProFund	808,621	—	808,621
Rising Rates Opportunity 10 ProFund	2,069,401	15,771	2,085,172
Rising Rates Opportunity ProFund	20,434,976	—	20,434,976
Falling U.S. Dollar ProFund	229,756	344,633	574,389

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. Shareholders will receive notification of the character of distributions paid during the current tax year early in the next calendar year. The Board does not intend to authorize a distribution of any realized gain for a Fund until any applicable CLCF has been offset or expires.

At July 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$73,116,372	$16,080,347	$(2,855,852)	$13,224,495
Mid-Cap ProFund	25,936,132	4,532,317	(500,975)	4,031,342
Small-Cap ProFund	40,010,258	2,544,907	(433,922)	2,110,985
NASDAQ-100 ProFund	29,314,991	9,512,941	(895,740)	8,617,201
Large-Cap Value ProFund	22,790,572	7,656,250	(2,198,626)	5,457,624
Large-Cap Growth ProFund	16,625,739	4,399,908	(617,507)	3,782,401
Mid-Cap Value ProFund	23,884,877	3,552,562	(1,402,732)	2,149,830
Mid-Cap Growth ProFund	12,410,882	4,163,787	(1,018,106)	3,145,681
Small-Cap Value ProFund	40,247,220	6,848,103	(3,907,854)	2,940,249
Small-Cap Growth ProFund	21,776,596	4,322,746	(1,412,041)	2,910,705
Europe 30 ProFund	9,239,057	1,275,174	(1,220,386)	54,788
UltraBull ProFund	72,618,666	18,174,088	(9,750,826)	8,423,262
UltraMid-Cap ProFund	49,048,750	13,083,958	(3,376,513)	9,707,445
UltraSmall-Cap ProFund	39,235,221	8,518,291	(1,700,529)	6,817,762
UltraDow 30 ProFund	17,578,573	5,728,971	(1,240,140)	4,488,831
UltraNASDAQ-100 ProFund	116,744,477	55,299,074	(27,393,444)	27,905,630
UltraInternational ProFund	6,285,000	—	—	—
UltraEmerging Markets ProFund	20,542,406	2,406,654	(4,898,753)	(2,492,099)
UltraLatin America ProFund	14,582,117	2,935,959	(4,691,972)	(1,756,013)
UltraChina ProFund	9,943,416	2,533,343	(1,026,061)	1,507,282
UltraJapan ProFund	49,361,000	—	—	—
Bear ProFund	44,433,000	—	—	—
Short Small-Cap ProFund	4,645,000	—	—	—
Short NASDAQ-100 ProFund	3,437,000	—	—	—
UltraBear ProFund	20,580,000	—	—	—
UltraShort Mid-Cap ProFund	3,352,000	—	—	—

302 :: Notes to Financial Statements :: July 31, 2013

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraShort Small-Cap ProFund	$21,829,000	$—	$—	$—
UltraShort Dow 30 ProFund	4,365,000	—	—	—
UltraShort NASDAQ-100 ProFund	10,723,000	—	—	—
UltraShort International ProFund	5,974,000	—	—	—
UltraShort Emerging Markets ProFund	16,668,000	—	—	—
UltraShort Latin America ProFund	6,937,000	—	—	—
UltraShort China ProFund	2,149,000	—	—	—
UltraShort Japan ProFund	7,596,000	—	—	—
Banks UltraSector ProFund	34,188,313	7,502,552	(4,841,173)	2,661,379
Basic Materials UltraSector ProFund	9,617,162	4,082,084	(3,050,413)	1,031,671
Biotechnology UltraSector ProFund	301,914,828	46,402,479	(1,172,326)	45,230,153
Consumer Goods UltraSector ProFund	11,072,464	986,453	(82,164)	904,289
Consumer Services UltraSector ProFund	43,390,928	4,157,156	(545,030)	3,612,126
Financials UltraSector ProFund	22,656,342	3,947,864	(3,217,805)	730,059
Health Care UltraSector ProFund	25,449,446	4,546,416	(695,533)	3,850,883
Industrials UltraSector ProFund	16,706,170	1,717,259	(236,919)	1,480,340
Internet UltraSector ProFund	34,033,264	8,009,774	(1,463,449)	6,546,325
Mobile Telecommunications UltraSector ProFund	7,723,106	1,208,767	(277,205)	931,562
Oil & Gas UltraSector ProFund	23,606,541	17,167,815	(1,796,597)	15,371,218
Oil Equipment, Services & Distribution UltraSector ProFund	10,960,248	4,628,901	(2,843,205)	1,785,696
Pharmaceuticals UltraSector ProFund	11,435,791	2,562,342	(394,942)	2,167,400
Precious Metals UltraSector ProFund	43,781,782	—	(8,040,665)	(8,040,665)
Real Estate UltraSector ProFund	25,367,723	6,670,570	(1,963,475)	4,707,095
Semiconductor UltraSector ProFund	2,671,773	805,157	(727,722)	77,435
Technology UltraSector ProFund	3,445,028	2,159,598	(455,210)	1,704,388
Telecommunications UltraSector ProFund	3,371,788	642,772	(230,795)	411,977
Utilities UltraSector ProFund	16,521,736	2,227,930	(479,166)	1,748,764
Short Oil & Gas ProFund	1,489,000	—	—	—
Short Precious Metals ProFund	17,304,000	—	—	—
Short Real Estate ProFund	5,092,000	—	—	—
U.S. Government Plus ProFund	72,741,401	120,570	(2,354,951)	(2,234,381)
Rising Rates Opportunity 10 ProFund	51,357,000	—	—	—
Rising Rates Opportunity ProFund	143,823,000	—	—	—
Rising U.S. Dollar ProFund	86,792,000	—	—	—
Falling U.S. Dollar ProFund	7,381,000	—	—	—

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, as entered into a Receivables Agreement dated September 15, 2008 to reimburse the ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Fund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the outstanding balances due from Lehman is $523,154 , and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $903,575 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2013.

July 31, 2013 :: Notes to Financial Statements :: 303

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

304 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2013, and the related statements of operations for the year then ended, changes in net assets for each year in the two year period then ended, and the financial highlights for each year in the four year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the year ended July 31, 2009 were audited by other auditors whose report thereon dated September 28, 2009, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each year in the two-year period then ended, and the financial highlights for each year in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
September 27, 2013

Trustees and Executive Officers (unaudited) :: 305

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002—present)	ProFunds (112); Access One Trust (3); ProShares (120)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Linden Lane Advisors, LLC (Real Estate Development); Principal (2010 to present)	ProFunds (112); Access One Trust (3); ProShares (120)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present

Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to 2010); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)

ProFunds (112); Access One Trust (3); ProShares (120)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (120)

*                 The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment advisor that is an affiliated person of the ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

306 :: Trustees and Executive Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to April 2012); ProShare Advisors LLC (November 2005 to April 2012); ProShare Capital Management LLC (June 2008 to April 2012)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/13

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 Audit Fees:

2012 $606,000

2013 $606,000

The fees relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)                                 Audit-Related Fees:

2012 $6,000

2013 $6,000

The fees relate to the review of post-effective registration statements paid to KPMG LLP.

(c)                                  Tax Fees:

2012 $264,000

2013 $264,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations.

(d)                                 All Other Fees:

2012 $0

2013 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   2012 0%

2013 0%

(f)                                   Not applicable.

(g)                                  2012 $270,000

2013 $270,000

(h)                                 Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (44.5%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,683	$197,635
Abbott Laboratories (Pharmaceuticals)	4,158	152,308
AbbVie, Inc. (Pharmaceuticals)	4,224	192,108
Abercrombie & Fitch Co. - Class A (Retail)	198	9,874
Accenture PLC - Class A (Computers)	1,749	129,094
ACE, Ltd. (Insurance)	924	84,435
Actavis, Inc.* (Pharmaceuticals)	330	44,309
Adobe Systems, Inc.* (Software)	1,353	63,970
Advanced Micro Devices, Inc.* (Semiconductors)	1,617	6,096
Aetna, Inc. (Healthcare - Services)	1,023	65,646
AFLAC, Inc. (Insurance)	1,254	77,347
Agilent Technologies, Inc. (Electronics)	924	41,331
AGL Resources, Inc. (Gas)	330	15,111
Air Products & Chemicals, Inc. (Chemicals)	561	60,947
Airgas, Inc. (Chemicals)	165	17,030
Akamai Technologies, Inc.* (Software)	462	21,806
Alcoa, Inc. (Mining)	2,871	22,824
Alexion Pharmaceuticals, Inc.* (Biotechnology)	528	61,369
Allegheny Technologies, Inc. (Iron/Steel)	297	8,188
Allergan, Inc. (Pharmaceuticals)	792	72,167
Allstate Corp. (Insurance)	1,254	63,929
Altera Corp. (Semiconductors)	858	30,510
Altria Group, Inc. (Agriculture)	5,379	188,588
Amazon.com, Inc.* (Internet)	990	298,209
Ameren Corp. (Electric)	660	23,635
American Electric Power, Inc. (Electric)	1,287	59,652
American Express Co. (Diversified Financial Services)	2,574	189,884
American International Group, Inc.* (Insurance)	3,960	180,219
American Tower Corp. (REIT)	1,056	74,754
Ameriprise Financial, Inc. (Diversified Financial Services)	528	46,992
AmerisourceBergen Corp. (Pharmaceuticals)	627	36,535
Amgen, Inc. (Biotechnology)	2,013	217,988
Amphenol Corp. - Class A (Electronics)	429	33,702
Anadarko Petroleum Corp. (Oil & Gas)	1,353	119,768
Analog Devices, Inc. (Semiconductors)	825	40,722
Aon PLC (Insurance)	825	55,688
Apache Corp. (Oil & Gas)	1,056	84,744
Apartment Investment and Management Co. - Class A (REIT)	396	11,634
Apple Computer, Inc. (Computers)	2,508	1,134,869
Applied Materials, Inc. (Semiconductors)	3,201	52,208
Archer-Daniels-Midland Co. (Agriculture)	1,749	63,786
Assurant, Inc. (Insurance)	198	10,724
AT&T, Inc. (Telecommunications)	14,388	507,466
Autodesk, Inc.* (Software)	594	21,022
Automatic Data Processing, Inc. (Commercial Services)	1,287	92,780
AutoNation, Inc.* (Retail)	99	4,742
AutoZone, Inc.* (Retail)	99	44,409
AvalonBay Communities, Inc. (REIT)	330	44,662
Avery Dennison Corp. (Household Products/Wares)	264	11,809
Avon Products, Inc. (Cosmetics/Personal Care)	1,155	26,403
Baker Hughes, Inc. (Oil & Gas Services)	1,188	56,347
Ball Corp. (Packaging & Containers)	396	17,736
Bank of America Corp. (Banks)	28,842	421,093
Bank of New York Mellon Corp. (Banks)	3,102	97,558
Bard (C.R.), Inc. (Healthcare - Products)	198	22,691
Baxter International, Inc. (Healthcare - Products)	1,452	106,054
BB&T Corp. (Banks)	1,881	67,133
Beam, Inc. (Beverages)	429	27,881
Becton, Dickinson & Co. (Healthcare - Products)	528	54,764
Bed Bath & Beyond, Inc.* (Retail)	594	45,423
Bemis Co., Inc. (Packaging & Containers)	264	10,874
Berkshire Hathaway, Inc.* - Class B (Insurance)	4,884	565,908
Best Buy Co., Inc. (Retail)	726	21,845
Biogen Idec, Inc.* (Biotechnology)	627	136,768
BlackRock, Inc. (Diversified Financial Services)	330	93,047
BMC Software, Inc.* (Software)	363	16,687
Boeing Co. (Aerospace/Defense)	1,815	190,756
BorgWarner, Inc.* (Auto Parts & Equipment)	297	28,343
Boston Properties, Inc. (REIT)	396	42,352
Boston Scientific Corp.* (Healthcare - Products)	3,597	39,279
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,389	189,780
Broadcom Corp. - Class A (Semiconductors)	1,419	39,122
Brown-Forman Corp. - Class B (Beverages)	396	28,714
C.H. Robinson Worldwide, Inc. (Transportation)	429	25,577
CA, Inc. (Software)	891	26,498
Cablevision Systems Corp. NY - Class A (Media)	594	11,102
Cabot Oil & Gas Corp. (Oil & Gas)	561	42,535
Cameron International Corp.* (Oil & Gas Services)	660	39,138
Campbell Soup Co. (Food)	462	21,622
Capital One Financial Corp. (Banks)	1,551	107,050
Cardinal Health, Inc. (Pharmaceuticals)	924	46,283
CareFusion Corp.* (Healthcare - Products)	594	22,911
CarMax, Inc.* (Retail)	594	29,130
Carnival Corp. - Class A (Leisure Time)	1,188	43,992
Caterpillar, Inc. (Machinery - Construction & Mining)	1,749	145,009
CBRE Group, Inc.* - Class A (Real Estate)	825	19,115
CBS Corp. - Class B (Media)	1,518	80,211
Celgene Corp.* (Biotechnology)	1,122	164,777
CenterPoint Energy, Inc. (Gas)	1,155	28,667
CenturyLink, Inc. (Telecommunications)	1,617	57,969

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares		Value
Cerner Corp.* (Software)	792		$38,808
CF Industries Holdings, Inc. (Chemicals)	165		32,342
Chesapeake Energy Corp. (Oil & Gas)	1,386		32,294
Chevron Corp. (Oil & Gas)	5,181		652,236
Chipotle Mexican Grill, Inc.* (Retail)	99		40,815
CIGNA Corp. (Healthcare - Services)	759		59,073
Cincinnati Financial Corp. (Insurance)	396		19,404
Cintas Corp. (Textiles)	264		12,543
Cisco Systems, Inc. (Telecommunications)	14,289		365,084
Citigroup, Inc. (Banks)	8,151		424,993
Citrix Systems, Inc.* (Software)	495		35,650
Cliffs Natural Resources, Inc. (Iron/Steel)	396		7,726
Clorox Co. (Household Products/Wares)	363		31,196
CME Group, Inc. (Diversified Financial Services)	825		61,034
CMS Energy Corp. (Electric)	726		20,321
Coach, Inc. (Apparel)	759		40,326
Coca-Cola Co. (Beverages)	10,263		411,340
Coca-Cola Enterprises, Inc. (Beverages)	693		26,015
Cognizant Technology Solutions Corp.* (Computers)	792		57,333
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,343		140,275
Comcast Corp. - Class A (Media)	7,062		318,354
Comerica, Inc. (Banks)	495		21,057
Computer Sciences Corp. (Computers)	396		18,873
ConAgra Foods, Inc. (Food)	1,122		40,628
ConocoPhillips (Oil & Gas)	3,267		211,898
CONSOL Energy, Inc. (Coal)	627		19,455
Consolidated Edison, Inc. (Electric)	792		47,441
Constellation Brands, Inc.* (Beverages)	396		20,628
Corning, Inc. (Telecommunications)	3,960		60,152
Costco Wholesale Corp. (Retail)	1,155		135,470
Covidien PLC (Healthcare - Products)	1,254		77,284
Crown Castle International Corp.* (Telecommunications)	792		55,638
CSX Corp. (Transportation)	2,739		67,955
Cummins, Inc. (Machinery - Diversified)	462		55,990
CVS Caremark Corp. (Retail)	3,267		200,888
D.R. Horton, Inc. (Home Builders)	759		15,256
Danaher Corp. (Miscellaneous Manufacturing)	1,551		104,444
Darden Restaurants, Inc. (Retail)	363		17,805
DaVita, Inc.* (Healthcare - Services)	231		26,891
Deere & Co. (Machinery - Diversified)	1,023		84,981
Dell, Inc. (Computers)	3,927		49,755
Delphi Automotive PLC (Auto Parts & Equipment)	792		42,546
Denbury Resources, Inc.* (Oil & Gas)	990		17,325
DENTSPLY International, Inc. (Healthcare - Products)	396		16,980
Devon Energy Corp. (Oil & Gas)	1,023		56,275
Diamond Offshore Drilling, Inc. (Oil & Gas)	198		13,353
DIRECTV* - Class A (Media)	1,485		93,956
Discover Financial Services (Diversified Financial Services)	1,320		65,353
Discovery Communications, Inc.* - Class A (Media)	660		52,615
Dollar General Corp.* (Retail)	792		43,299
Dollar Tree, Inc.* (Retail)	594		31,868
Dominion Resources, Inc. (Electric)	1,551		91,990
Dover Corp. (Miscellaneous Manufacturing)	462		39,566
Dr. Pepper Snapple Group, Inc. (Beverages)	561		26,221
DTE Energy Co. (Electric)	462		32,663
Duke Energy Corp. (Electric)	1,881		133,551
Dun & Bradstreet Corp. (Software)	99		10,259
E*TRADE Financial Corp.* (Diversified Financial Services)	759		11,309
E.I. du Pont de Nemours & Co. (Chemicals)	2,475		142,783
Eastman Chemical Co. (Chemicals)	429		34,504
Eaton Corp. (Miscellaneous Manufacturing)	1,254		86,463
eBay, Inc.* (Internet)	3,135		162,048
Ecolab, Inc. (Chemicals)	726		66,894
Edison International (Electric)	858		42,771
Edwards Lifesciences Corp.* (Healthcare - Products)	297		21,200
Electronic Arts, Inc.* (Software)	825		21,549
Eli Lilly & Co. (Pharmaceuticals)	2,640		140,210
EMC Corp. (Computers)	5,610		146,702
Emerson Electric Co. (Electrical Components & Equipment)	1,914		117,462
Ensco PLC - Class A (Oil & Gas)	627		35,952
Entergy Corp. (Electric)	462		31,185
EOG Resources, Inc. (Oil & Gas)	726		105,626
EQT Corp. (Oil & Gas)	396		34,254
Equifax, Inc. (Commercial Services)	330		20,866
Equity Residential (REIT)	858		48,048
Exelon Corp. (Electric)	2,277		69,653
Expedia, Inc. (Internet)	264		12,442
Expeditors International of Washington, Inc. (Transportation)	561		22,620
Express Scripts Holding Co.* (Pharmaceuticals)	2,178		142,768
Exxon Mobil Corp. (Oil & Gas)	11,913		1,116,843
F5 Networks, Inc.* (Internet)	198		17,376
Family Dollar Stores, Inc. (Retail)	264		18,153
Fastenal Co. (Distribution/Wholesale)	726		35,581
FedEx Corp. (Transportation)	792		83,952
Fidelity National Information Services, Inc. (Software)	792		34,183
Fifth Third Bancorp (Banks)	2,343		45,056
First Horizon National Corp. (Banks)	—	†	5
First Solar, Inc.* (Semiconductors)	165		8,125
FirstEnergy Corp. (Electric)	1,122		42,715
Fiserv, Inc.* (Software)	363		34,935
FLIR Systems, Inc. (Electronics)	396		12,858
Flowserve Corp. (Machinery - Diversified)	396		22,445
Fluor Corp. (Engineering & Construction)	429		26,838

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
FMC Corp. (Chemicals)	363	$24,016
FMC Technologies, Inc.* (Oil & Gas Services)	627	33,419
Ford Motor Co. (Auto Manufacturers)	10,527	177,696
Forest Laboratories, Inc.* (Pharmaceuticals)	627	27,312
Fossil Group, Inc.* (Distribution/Wholesale)	132	14,507
Franklin Resources, Inc. (Diversified Financial Services)	1,089	53,230
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,772	78,393
Frontier Communications Corp. (Telecommunications)	2,673	11,654
GameStop Corp. - Class A (Retail)	330	16,190
Gannett Co., Inc. (Media)	627	16,152
Garmin, Ltd. (Electronics)	297	11,904
General Dynamics Corp. (Aerospace/Defense)	891	76,038
General Electric Co. (Miscellaneous Manufacturing)	27,654	673,927
General Mills, Inc. (Food)	1,716	89,232
General Motors Co.* (Auto Manufacturers)	2,046	73,390
Genuine Parts Co. (Distribution/Wholesale)	429	35,174
Genworth Financial, Inc.* - Class A (Insurance)	1,320	17,147
Gilead Sciences, Inc.* (Biotechnology)	4,092	251,453
Google, Inc.* - Class A (Internet)	726	644,397
H & R Block, Inc. (Commercial Services)	726	22,818
Halliburton Co. (Oil & Gas Services)	2,508	113,337
Harley-Davidson, Inc. (Leisure Time)	594	33,721
Harman International Industries, Inc. (Home Furnishings)	198	11,985
Harris Corp. (Telecommunications)	297	16,950
Hartford Financial Services Group, Inc. (Insurance)	1,221	37,680
Hasbro, Inc. (Toys/Games/Hobbies)	297	13,662
HCP, Inc. (REIT)	1,221	53,565
Health Care REIT, Inc. (REIT)	759	48,948
Helmerich & Payne, Inc. (Oil & Gas)	297	18,770
Hess Corp. (Oil & Gas)	792	58,972
Hewlett-Packard Co. (Computers)	5,148	132,201
Honeywell International, Inc. (Electronics)	2,112	175,254
Hormel Foods Corp. (Food)	363	15,373
Hospira, Inc.* (Healthcare - Products)	429	17,460
Host Hotels & Resorts, Inc. (REIT)	1,980	35,363
Hudson City Bancorp, Inc. (Savings & Loans)	1,287	12,304
Humana, Inc. (Healthcare - Services)	429	39,151
Huntington Bancshares, Inc. (Banks)	2,244	19,186
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,122	80,829
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	759	46,337
Integrys Energy Group, Inc. (Electric)	198	12,434
Intel Corp. (Semiconductors)	13,299	309,868
IntercontinentalExchange, Inc.* (Diversified Financial Services)	198	36,125
International Business Machines Corp. (Computers)	2,805	547,087
International Flavors & Fragrances, Inc. (Chemicals)	231	18,637
International Game Technology (Entertainment)	693	12,800
International Paper Co. (Forest Products & Paper)	1,188	57,392
Intuit, Inc. (Software)	759	48,515
Intuitive Surgical, Inc.* (Healthcare - Products)	99	38,412
Invesco, Ltd. (Diversified Financial Services)	1,188	38,242
Iron Mountain, Inc. (Commercial Services)	462	12,844
J.C. Penney Co., Inc.* (Retail)	396	5,782
J.P. Morgan Chase & Co. (Banks)	10,098	562,761
Jabil Circuit, Inc. (Electronics)	495	11,380
Jacobs Engineering Group, Inc.* (Engineering & Construction)	363	21,490
JDS Uniphase Corp.* (Telecommunications)	627	9,198
Johnson & Johnson (Pharmaceuticals)	7,524	703,495
Johnson Controls, Inc. (Auto Parts & Equipment)	1,848	74,308
Joy Global, Inc. (Machinery - Construction & Mining)	297	14,702
Juniper Networks, Inc.* (Telecommunications)	1,353	29,320
Kansas City Southern Industries, Inc. (Transportation)	297	32,002
Kellogg Co. (Food)	693	45,904
KeyCorp (Banks)	2,475	30,418
Kimberly-Clark Corp. (Household Products/Wares)	1,023	101,073
Kimco Realty Corp. (REIT)	1,089	24,557
Kinder Morgan, Inc. (Pipelines)	1,683	63,550
KLA-Tencor Corp. (Semiconductors)	429	25,152
Kohls Corp. (Retail)	561	29,722
Kraft Foods Group, Inc. (Food)	1,584	89,623
Kroger Co. (Food)	1,386	54,428
L Brands, Inc. (Retail)	627	34,968
L-3 Communications Holdings, Inc. (Aerospace/Defense)	231	21,518
Laboratory Corp. of America Holdings* (Healthcare - Services)	264	25,539
Lam Research Corp.* (Semiconductors)	429	21,115
Legg Mason, Inc. (Diversified Financial Services)	297	10,214
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	396	12,438
Lennar Corp. - Class A (Home Builders)	429	14,530
Leucadia National Corp. (Holding Companies - Diversified)	792	21,249
Life Technologies Corp.* (Biotechnology)	462	34,465
Lincoln National Corp. (Insurance)	726	30,252
Linear Technology Corp. (Semiconductors)	627	25,431
Lockheed Martin Corp. (Aerospace/Defense)	726	87,207

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Loews Corp. (Insurance)	825	$37,579
Lorillard, Inc. (Agriculture)	1,023	43,508
Lowe’s Cos., Inc. (Retail)	2,871	127,989
LSI Logic Corp. (Semiconductors)	1,485	11,553
LyondellBasell Industries N.V. - Class A (Chemicals)	1,023	70,290
M&T Bank Corp. (Banks)	330	38,564
Macy’s, Inc. (Retail)	1,023	49,452
Marathon Oil Corp. (Oil & Gas)	1,881	68,393
Marathon Petroleum Corp. (Oil & Gas)	858	62,917
Marriott International, Inc. - Class A (Lodging)	628	26,090
Marsh & McLennan Cos., Inc. (Insurance)	1,485	62,177
Masco Corp. (Building Materials)	957	19,638
MasterCard, Inc. - Class A (Commercial Services)	264	161,201
Mattel, Inc. (Toys/Games/Hobbies)	924	38,836
McCormick & Co., Inc. (Food)	363	25,994
McDonald’s Corp. (Retail)	2,673	262,168
McGraw-Hill Cos., Inc. (Media)	726	44,910
McKesson Corp. (Pharmaceuticals)	594	72,860
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	528	38,460
MeadWestvaco Corp. (Forest Products & Paper)	462	17,071
Medtronic, Inc. (Healthcare - Products)	2,706	149,479
Merck & Co., Inc. (Pharmaceuticals)	8,085	389,454
MetLife, Inc. (Insurance)	2,937	142,210
Microchip Technology, Inc. (Semiconductors)	528	20,983
Micron Technology, Inc.* (Semiconductors)	2,772	36,729
Microsoft Corp. (Software)	20,097	639,688
Molex, Inc. (Electrical Components & Equipment)	363	10,828
Molson Coors Brewing Co. - Class B (Beverages)	429	21,476
Mondelez International, Inc. - Class A (Food)	4,785	149,627
Monsanto Co. (Chemicals)	1,419	140,169
Monster Beverage Corp.* (Beverages)	396	24,152
Moody’s Corp. (Commercial Services)	528	35,783
Morgan Stanley Dean Witter & Co. (Banks)	3,663	99,670
Motorola Solutions, Inc. (Telecommunications)	726	39,807
Murphy Oil Corp. (Oil & Gas)	495	33,521
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,023	34,332
Nabors Industries, Ltd. (Oil & Gas)	792	12,189
NASDAQ Stock Market, Inc. (Diversified Financial Services)	330	10,692
National Oilwell Varco, Inc. (Oil & Gas Services)	1,155	81,046
Neilsen Holdings N.V. (Media)	561	18,749
NetApp, Inc. (Computers)	957	39,352
Netflix, Inc.* (Internet)	165	40,296
Newell Rubbermaid, Inc. (Housewares)	759	20,508
Newfield Exploration Co.* (Oil & Gas)	363	8,930
Newmont Mining Corp. (Mining)	1,320	39,600
News Corp.* - Class A (Media)	1,320	21,028
NextEra Energy, Inc. (Electric)	1,122	97,176
NIKE, Inc. - Class B (Apparel)	1,947	122,505
NiSource, Inc. (Gas)	825	25,344
Noble Corp. (Oil & Gas)	693	26,473
Noble Energy, Inc. (Oil & Gas)	957	59,803
Nordstrom, Inc. (Retail)	396	24,251
Norfolk Southern Corp. (Transportation)	858	62,771
Northeast Utilities System (Electric)	858	38,104
Northern Trust Corp. (Banks)	594	34,773
Northrop Grumman Corp. (Aerospace/Defense)	627	57,722
NRG Energy, Inc. (Electric)	858	23,012
Nucor Corp. (Iron/Steel)	858	40,137
NVIDIA Corp. (Semiconductors)	1,551	22,381
NYSE Euronext (Diversified Financial Services)	660	27,826
Occidental Petroleum Corp. (Oil & Gas)	2,145	191,012
Omnicom Group, Inc. (Advertising)	693	44,539
ONEOK, Inc. (Pipelines)	561	29,705
Oracle Corp. (Software)	9,834	318,130
O’Reilly Automotive, Inc.* (Retail)	297	37,202
Owens-Illinois, Inc.* (Packaging & Containers)	429	12,763
PACCAR, Inc. (Auto Manufacturers)	957	53,850
Pall Corp. (Miscellaneous Manufacturing)	297	20,778
Parker Hannifin Corp. (Miscellaneous Manufacturing)	396	40,899
Patterson Cos., Inc. (Healthcare - Products)	231	9,446
Paychex, Inc. (Commercial Services)	858	33,840
Peabody Energy Corp. (Coal)	726	12,023
Pentair, Ltd. (Miscellaneous Manufacturing)	561	34,266
People’s United Financial, Inc. (Savings & Loans)	891	13,365
Pepco Holdings, Inc. (Electric)	660	13,563
PepsiCo, Inc. (Beverages)	4,125	344,602
PerkinElmer, Inc. (Electronics)	297	10,125
Perrigo Co. (Pharmaceuticals)	231	28,734
PetSmart, Inc. (Retail)	264	19,330
Pfizer, Inc. (Pharmaceuticals)	17,853	521,843
PG&E Corp. (Electric)	1,188	54,517
Philip Morris International, Inc. (Agriculture)	4,389	391,411
Phillips 66 (Oil & Gas)	1,650	101,475
Pinnacle West Capital Corp. (Electric)	297	17,493
Pioneer Natural Resources Co. (Oil & Gas)	363	56,178
Pitney Bowes, Inc. (Office/Business Equipment)	528	8,717
Plum Creek Timber Co., Inc. (REIT)	429	20,927
PNC Financial Services Group (Banks)	1,419	107,915
PPG Industries, Inc. (Chemicals)	396	63,534
PPL Corp. (Electric)	1,584	50,324
Praxair, Inc. (Chemicals)	792	95,175

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Precision Castparts Corp. (Metal Fabricate/Hardware)	396	$87,801
Priceline.com, Inc.* (Internet)	132	115,588
Principal Financial Group, Inc. (Insurance)	726	31,479
Procter & Gamble Co. (Cosmetics/Personal Care)	7,326	588,278
Progressive Corp. (Insurance)	1,485	38,625
Prologis, Inc. (REIT)	1,320	50,635
Prudential Financial, Inc. (Insurance)	1,254	99,028
Public Service Enterprise Group, Inc. (Electric)	1,353	45,718
Public Storage, Inc. (REIT)	396	63,051
PulteGroup, Inc.* (Home Builders)	924	15,366
PVH Corp. (Retail)	231	30,443
QEP Resources, Inc. (Oil & Gas)	495	15,093
Qualcomm, Inc. (Semiconductors)	4,620	298,221
Quanta Services, Inc.* (Commercial Services)	561	15,040
Quest Diagnostics, Inc. (Healthcare - Services)	429	25,015
Ralph Lauren Corp. (Apparel)	165	30,040
Range Resources Corp. (Oil & Gas)	429	33,934
Raytheon Co. (Aerospace/Defense)	858	61,639
Red Hat, Inc.* (Software)	495	25,626
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	198	53,472
Regions Financial Corp. (Banks)	3,795	37,988
Republic Services, Inc. (Environmental Control)	792	26,857
Reynolds American, Inc. (Agriculture)	858	42,411
Robert Half International, Inc. (Commercial Services)	363	13,518
Rockwell Automation, Inc. (Machinery - Diversified)	363	35,157
Rockwell Collins, Inc. (Aerospace/Defense)	363	25,835
Roper Industries, Inc. (Machinery - Diversified)	264	33,253
Ross Stores, Inc. (Retail)	594	40,077
Rowan Cos. PLC* - Class A (Oil & Gas)	330	11,336
Ryder System, Inc. (Transportation)	132	8,163
Safeway, Inc. (Food)	660	17,021
SAIC, Inc. (Commercial Services)	759	11,605
Salesforce.com, Inc.* (Software)	1,452	63,525
SanDisk Corp.* (Computers)	660	36,379
SCANA Corp. (Electric)	363	18,843
Schlumberger, Ltd. (Oil & Gas Services)	3,564	289,860
Scripps Networks Interactive - Class A (Media)	231	16,348
Seagate Technology PLC (Computers)	858	35,101
Sealed Air Corp. (Packaging & Containers)	528	14,383
Sempra Energy (Gas)	594	52,052
Sherwin-Williams Co. (Chemicals)	231	40,233
Sigma-Aldrich Corp. (Chemicals)	330	27,575
Simon Property Group, Inc. (REIT)	825	132,051
SLM Corp. (Diversified Financial Services)	1,188	29,355
Snap-on, Inc. (Hand/Machine Tools)	165	15,650
Southern Co. (Electric)	2,343	105,061
Southwest Airlines Co. (Airlines)	1,947	26,927
Southwestern Energy Co.* (Oil & Gas)	957	37,122
Spectra Energy Corp. (Pipelines)	1,782	64,134
St. Jude Medical, Inc. (Healthcare - Products)	759	39,764
Stanley Black & Decker, Inc. (Hand/Machine Tools)	429	36,302
Staples, Inc. (Retail)	1,782	30,330
Starbucks Corp. (Retail)	2,013	143,406
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	528	34,927
State Street Corp. (Banks)	1,221	85,067
Stericycle, Inc.* (Environmental Control)	231	26,782
Stryker Corp. (Healthcare - Products)	759	53,479
SunTrust Banks, Inc. (Banks)	1,452	50,515
Symantec Corp. (Internet)	1,848	49,305
Sysco Corp. (Food)	1,584	54,664
T. Rowe Price Group, Inc. (Diversified Financial Services)	693	52,141
Target Corp. (Retail)	1,716	122,265
TE Connectivity, Ltd. (Electronics)	1,122	57,267
TECO Energy, Inc. (Electric)	561	9,913
Tenet Healthcare Corp.* (Healthcare - Services)	264	11,788
Teradata Corp.* (Computers)	429	25,362
Teradyne, Inc.* (Semiconductors)	495	8,163
Tesoro Petroleum Corp. (Oil & Gas)	363	20,637
Texas Instruments, Inc. (Semiconductors)	2,970	116,424
Textron, Inc. (Miscellaneous Manufacturing)	759	20,781
The ADT Corp. (Commercial Services)	594	23,808
The AES Corp. (Electric)	1,650	20,526
The Charles Schwab Corp. (Diversified Financial Services)	2,937	64,878
The Chubb Corp. (Insurance)	693	59,945
The Dow Chemical Co. (Chemicals)	3,234	113,319
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	627	41,163
The Gap, Inc. (Retail)	792	36,353
The Goldman Sachs Group, Inc. (Banks)	1,155	189,455
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	660	12,210
The Hershey Co. (Food)	396	37,569
The Home Depot, Inc. (Retail)	3,894	307,742
The Interpublic Group of Cos., Inc. (Advertising)	1,155	19,000
The JM Smucker Co. - Class A (Food)	297	33,418
The Macerich Co. (REIT)	363	22,524
The Mosaic Co. (Chemicals)	726	29,831
The Travelers Cos., Inc. (Insurance)	1,023	85,472
The Williams Cos., Inc. (Pipelines)	1,815	62,019
Thermo Fisher Scientific, Inc. (Electronics)	957	87,192
Tiffany & Co. (Retail)	330	26,238
Time Warner Cable, Inc. (Media)	792	90,343

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Time Warner, Inc. (Media)	2,508	$156,148
TJX Cos., Inc. (Retail)	1,914	99,605
Torchmark Corp. (Insurance)	231	16,419
Total System Services, Inc. (Commercial Services)	429	11,759
TripAdvisor, Inc.* (Internet)	297	22,281
Twenty-First Century Fox, Inc. - Class A (Media)	5,313	158,751
Tyco International, Ltd. (Electronics)	1,254	43,652
Tyson Foods, Inc. - Class A (Food)	759	20,964
U.S. Bancorp (Banks)	4,950	184,734
Union Pacific Corp. (Transportation)	1,254	198,871
United Parcel Service, Inc. - Class B (Transportation)	1,914	166,135
United States Steel Corp. (Iron/Steel)	396	6,871
United Technologies Corp. (Aerospace/Defense)	2,277	240,382
UnitedHealth Group, Inc. (Healthcare - Services)	2,739	199,535
UnumProvident Corp. (Insurance)	726	22,971
Urban Outfitters, Inc.* (Retail)	297	12,640
V.F. Corp. (Apparel)	231	45,507
Valero Energy Corp. (Oil & Gas)	1,452	51,938
Varian Medical Systems, Inc.* (Healthcare - Products)	297	21,533
Ventas, Inc. (REIT)	792	52,066
VeriSign, Inc.* (Internet)	396	18,945
Verizon Communications, Inc. (Telecommunications)	7,656	378,819
Viacom, Inc. - Class B (Media)	1,188	86,451
Visa, Inc. - Class A (Commercial Services)	1,353	239,494
Vornado Realty Trust (REIT)	462	39,182
Vulcan Materials Co. (Mining)	363	17,126
W.W. Grainger, Inc. (Distribution/Wholesale)	165	43,253
Walgreen Co. (Retail)	2,310	116,078
Wal-Mart Stores, Inc. (Retail)	4,389	342,078
Walt Disney Co. (Media)	4,818	311,484
Washington Post Co. - Class B (Media)	33	17,733
Waste Management, Inc. (Environmental Control)	1,188	49,932
Waters Corp.* (Electronics)	231	23,317
WellPoint, Inc. (Healthcare - Services)	792	67,764
Wells Fargo & Co. (Banks)	13,167	572,764
Western Digital Corp. (Computers)	561	36,117
Western Union Co. (Commercial Services)	1,485	26,671
Weyerhaeuser Co. (REIT)	1,452	41,237
Whirlpool Corp. (Home Furnishings)	198	26,520
Whole Foods Market, Inc. (Food)	924	51,356
Windstream Corp. (Telecommunications)	1,584	13,226
Wisconsin Energy Corp. (Electric)	627	27,262
WPX Energy, Inc.* (Oil & Gas)	528	10,143
Wyndham Worldwide Corp. (Lodging)	363	22,615
Wynn Resorts, Ltd. (Lodging)	198	26,360
Xcel Energy, Inc. (Electric)	1,320	39,534
Xerox Corp. (Office/Business Equipment)	3,300	32,010
Xilinx, Inc. (Semiconductors)	693	32,356
XL Group PLC (Insurance)	759	23,795
Xylem, Inc. (Machinery - Diversified)	495	12,340
Yahoo!, Inc.* (Internet)	2,541	71,377
YUM! Brands, Inc. (Retail)	1,188	86,629
Zimmer Holdings, Inc. (Healthcare - Products)	462	38,568
Zions Bancorp (Banks)	495	14,672
Zoetis, Inc. (Pharmaceuticals)	1,353	40,333
TOTAL COMMON STOCKS
(Cost $24,139,089)		40,154,867

Repurchase Agreements(a)(b)(51.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 7/31/13, due 8/1/13, total to be received $46,186,032	$46,186,000	$46,186,000
TOTAL REPURCHASE AGREEMENTS
(Cost $46,186,000)		46,186,000
TOTAL INVESTMENT SECURITIES
(Cost $70,325,089) - 95.6%		86,340,867
Net other assets (liabilities) - 4.4%		3,967,317
NET ASSETS - 100.0%		$90,308,184

†                                         Number of shares is less than 0.50.

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $5,235,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $9,081,450)	108	$427,660

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$20,721,851	$8,097
Equity Index Swap Agreement with UBS AG, based on the S&P 500	20,346,069	7,346
		$15,443

Bull ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$63,539	0.1%
Aerospace/Defense	761,097	0.8%
Agriculture	729,704	0.8%
Airlines	26,927	NM
Apparel	238,378	0.3%
Auto Manufacturers	304,936	0.3%
Auto Parts & Equipment	157,407	0.2%
Banks	3,212,427	3.6%
Beverages	931,030	1.0%
Biotechnology	920,292	1.0%
Building Materials	19,638	NM
Chemicals	977,279	1.1%
Coal	31,478	NM
Commercial Services	722,026	0.8%
Computers	2,388,226	2.6%
Cosmetics/Personal Care	796,119	0.9%
Distribution/Wholesale	128,515	0.1%
Diversified Financial Services	790,322	0.9%
Electric	1,169,057	1.3%
Electrical Components & Equipment	128,290	0.1%
Electronics	507,981	0.6%
Engineering & Construction	48,328	0.1%
Entertainment	12,800	NM
Environmental Control	103,571	0.1%
Food	747,423	0.8%
Forest Products & Paper	74,463	0.1%
Gas	121,174	0.1%
Hand/Machine Tools	51,952	0.1%
Healthcare - Products	729,304	0.8%
Healthcare - Services	520,402	0.6%
Holding Companies - Diversified	21,249	NM
Home Builders	45,152	NM
Home Furnishings	38,505	NM
Household Products/Wares	144,077	0.2%
Housewares	20,508	NM
Insurance	1,762,433	2.0%
Internet	1,452,264	1.6%
Iron/Steel	62,922	0.1%
Leisure Time	77,713	0.1%
Lodging	109,992	0.1%
Machinery - Construction & Mining	159,711	0.2%
Machinery - Diversified	244,166	0.3%
Media	1,494,336	1.7%
Metal Fabricate/Hardware	87,801	0.1%
Mining	157,943	0.2%
Miscellaneous Manufacturing	1,358,364	1.5%
Office/Business Equipment	40,727	NM
Oil & Gas	3,401,939	3.9%
Oil & Gas Services	613,147	0.7%
Packaging & Containers	55,756	0.1%
Pharmaceuticals	2,873,291	3.2%
Pipelines	219,408	0.2%
Real Estate	19,115	NM
REIT	805,556	0.9%
Retail	2,644,660	2.9%
Savings & Loans	25,669	NM
Semiconductors	1,105,158	1.2%
Software	1,420,851	1.6%
Telecommunications	1,545,282	1.7%
Textiles	12,543	NM
Toys/Games/Hobbies	52,498	0.1%
Transportation	668,046	0.7%
Other **	50,153,317	55.5%
Total	$90,308,184	100.0%

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (29.9%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	306	$2,013
1st United Bancorp, Inc. (Banks)	357	2,777
8x8, Inc.* (Telecommunications)	612	5,545
A.H. Belo Corp. - Class A (Media)	765	10,909
AAON, Inc. (Building Materials)	204	4,400
AAR Corp. (Aerospace/Defense)	306	7,417
Abaxis, Inc. (Healthcare - Products)	153	6,441
ABIOMED, Inc.* (Healthcare - Products)	306	7,674
ABM Industries, Inc. (Commercial Services)	408	10,567
Abraxas Petroleum Corp.* (Oil & Gas)	1,020	2,489
Acacia Research Corp. (Commercial Services)	357	8,147
Acadia Healthcare Co., Inc.* (Healthcare - Services)	255	9,402
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	510	10,046
Acadia Realty Trust (REIT)	408	10,518
Accelrys, Inc.* (Software)	510	4,452
Acco Brands Corp.* (Household Products/Wares)	918	6,068
Accretive Health, Inc.* (Commercial Services)	510	5,090
Accuray, Inc.* (Healthcare - Products)	663	4,117
Accuride Corp.* (Auto Parts & Equipment)	459	2,625
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	255	2,971
Aceto Corp. (Chemicals)	255	3,958
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	765	5,462
ACI Worldwide, Inc.* (Software)	306	14,489
Acorda Therapeutics, Inc.* (Biotechnology)	306	11,619
Actuant Corp. - Class A (Miscellaneous Manufacturing)	510	18,008
Actuate Corp.* (Software)	459	3,387
Acuity Brands, Inc. (Electrical Components & Equipment)	306	26,469
Acxiom Corp.* (Software)	561	14,457
ADTRAN, Inc. (Telecommunications)	459	12,131
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	306	6,628
Advent Software, Inc. (Software)	255	7,505
Advisory Board Co.* (Commercial Services)	255	14,966
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	204	18,683
Aegion Corp.* (Engineering & Construction)	306	6,983
Aeroflex Holding Corp.* (Semiconductors)	255	1,918
Aeropostale, Inc.* (Retail)	612	9,260
Aerovironment, Inc.* (Aerospace/Defense)	153	3,459
AFC Enterprises, Inc.* (Retail)	204	7,507
Affymetrix, Inc.* (Healthcare - Products)	714	2,713
AG Mortgage Investment Trust, Inc. (REIT)	255	4,626
AH Belo Corp. - Class A (Media)	255	1,913
Air Methods Corp. (Healthcare - Services)	306	10,279
Air Transport Services Group, Inc.* (Transportation)	510	3,407
Aircastle, Ltd. (Diversified Financial Services)	510	8,966
AK Steel Holding Corp.* (Iron/Steel)	1,224	4,162
Akorn, Inc.* (Pharmaceuticals)	459	6,513
Albany International Corp. - Class A (Machinery - Diversified)	204	7,040
Albany Molecular Research, Inc.* (Commercial Services)	255	3,241
Alexander & Baldwin, Inc.* (Real Estate)	306	13,553
Align Technology, Inc.* (Healthcare - Products)	510	21,950
ALLETE, Inc. (Electric)	306	16,408
Alliance One International, Inc.* (Agriculture)	867	3,303
Allied Nevada Gold Corp.* (Mining)	867	5,783
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	408	18,836
ALON USA Energy, Inc. (Oil & Gas)	204	2,787
Alpha Natural Resources, Inc.* (Coal)	1,683	9,155
Alphatec Holdings, Inc.* (Healthcare - Products)	867	1,994
Altisource Residential Corp.* (Diversified Financial Services)	204	3,911
Altra Holdings, Inc. (Machinery - Diversified)	204	5,088
AMAG Pharmaceuticals, Inc.* (Biotechnology)	204	4,590
Ambac Financial Group, Inc.* (Insurance)	357	8,939
Ambarella, Inc.* (Semiconductors)	204	3,386
AMCOL International Corp. (Mining)	204	7,156
Amedisys, Inc.* (Healthcare - Services)	306	3,828
Ameresco, Inc.* (Electric)	255	2,331
American Apparel, Inc.* (Apparel)	867	1,743
American Assets Trust, Inc. (REIT)	255	8,262
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	510	9,921
American Capital Mortgage Investment Corp. (REIT)	459	8,987
American Equity Investment Life Holding Co. (Insurance)	510	9,282
American Greetings Corp. - Class A (Household Products/Wares)	255	4,855
American Realty Capital Properties, Inc. (REIT)	1,122	16,213
American Software, Inc. - Class A (Software)	255	2,310
American States Water Co. (Water)	153	9,825
American Superconductor Corp.* (Electrical Components & Equipment)	714	1,792
American Vanguard Corp. (Chemicals)	255	6,296
Ameris Bancorp* (Banks)	204	3,927
Ameristar Casinos, Inc. (Lodging)	255	6,750
Amicus Therapeutics, Inc.* (Pharmaceuticals)	612	1,493
Amkor Technology, Inc.* (Semiconductors)	663	2,798

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
AMN Healthcare Services, Inc.* (Commercial Services)	408	$6,030
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	357	1,985
AmSurg Corp.* (Healthcare - Services)	255	9,973
AmTrust Financial Services, Inc. (Insurance)	204	8,493
Amyris, Inc.* (Energy - Alternate Sources)	510	1,403
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	357	2,731
ANADIGICS, Inc.* (Semiconductors)	969	2,083
Angie’s List, Inc.* (Internet)	306	6,738
AngioDynamics, Inc.* (Healthcare - Products)	255	3,047
Anixter International, Inc.* (Telecommunications)	204	16,940
ANN, Inc.* (Retail)	357	12,099
Antares Pharma, Inc.* (Pharmaceuticals)	1,020	4,508
Anworth Mortgage Asset Corp. (REIT)	1,173	5,701
API Technologies Corp.* (Aerospace/Defense)	561	1,711
Apogee Enterprises, Inc. (Building Materials)	255	6,824
Apollo Commercial Real Estate Finance, Inc. (REIT)	306	4,905
Apollo Investment Corp. (Investment Companies)	1,683	13,683
Apollo Residential Mortgage, Inc. (REIT)	255	4,088
Applied Industrial Technologies, Inc. (Machinery - Diversified)	306	15,961
Applied Micro Circuits Corp.* (Semiconductors)	561	6,659
Approach Resources, Inc.* (Oil & Gas)	255	6,755
Arabian American Development Co.* (Oil & Gas)	255	2,280
Arbitron, Inc. (Commercial Services)	204	9,376
ARC Document Solutions, Inc.* (Commercial Services)	510	2,433
Arch Coal, Inc. (Coal)	1,734	6,763
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,632	11,342
Argo Group International Holdings, Ltd. (Insurance)	204	9,109
Arkansas Best Corp. (Transportation)	204	4,427
Armada Hoffler Properties, Inc. (REIT)	204	2,217
ARMOUR Residential REIT, Inc. (REIT)	2,805	12,510
ArQule, Inc.* (Biotechnology)	816	2,179
Array BioPharma, Inc.* (Pharmaceuticals)	1,020	6,793
ARRIS Group, Inc.* (Telecommunications)	867	13,040
ArthroCare Corp.* (Healthcare - Products)	204	7,397
Aruba Networks, Inc.* (Telecommunications)	867	15,415
Asbury Automotive Group, Inc.* (Retail)	255	12,454
Ashford Hospitality Trust (REIT)	459	5,357
Aspen Technology, Inc.* (Software)	663	21,574
Associated Estates Realty Corp. (REIT)	408	6,234
Astec Industries, Inc. (Machinery - Construction & Mining)	153	5,355
Astex Pharmaceuticals, Inc.* (Biotechnology)	867	4,534
Astoria Financial Corp. (Savings & Loans)	714	8,711
athenahealth, Inc.* (Software)	255	28,548
Atlantic Power Corp. (Electric)	1,071	4,562
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	9,107
ATMI, Inc.* (Semiconductors)	255	6,337
Atricure, Inc.* (Healthcare - Products)	255	2,463
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	408	7,491
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,224	5,765
Aveo Phamaceuticals, Inc.* (Commercial Services)	714	1,714
AVG Technologies N.V.* (Software)	204	4,549
Aviat Networks, Inc.* (Telecommunications)	765	2,027
Avid Technology, Inc.* (Software)	357	2,128
Avista Corp. (Electric)	459	13,210
Axcelis Technologies, Inc.* (Semiconductors)	1,275	2,780
Axiall Corp. (Chemicals)	510	22,481
AZZ, Inc. (Miscellaneous Manufacturing)	204	7,717
B&G Foods, Inc. - Class A (Food)	408	14,215
Balchem Corp. (Chemicals)	204	10,151
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	255	6,423
Bancorp, Inc.* (Banks)	306	4,590
BancorpSouth, Inc. (Banks)	714	14,030
Bank Mutual Corp. (Savings & Loans)	459	2,850
Bank of the Ozarks, Inc. (Banks)	255	12,184
BankFinancial Corp. (Savings & Loans)	255	2,193
Bankrate, Inc.* (Internet)	408	7,315
Banner Corp. (Banks)	153	5,673
Barnes & Noble, Inc.* (Retail)	357	6,372
Barnes Group, Inc. (Miscellaneous Manufacturing)	408	13,464
Basic Energy Services, Inc.* (Oil & Gas Services)	306	3,501
Bazaarvoice, Inc.* (Internet)	408	4,276
BBCN Bancorp, Inc. (Banks)	612	8,942
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	357	14,562
Beazer Homes USA, Inc.* (Home Builders)	204	3,507
bebe Stores, Inc. (Retail)	408	2,440
Belden, Inc. (Electrical Components & Equipment)	306	17,935
Benchmark Electronics, Inc.* (Electronics)	408	9,025
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	306	2,638
Berkshire Hills Bancorp, Inc. (Savings & Loans)	204	5,324
Berry Petroleum Co. - Class A (Oil & Gas)	408	16,543

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Berry Plastics Group, Inc.* (Packaging & Containers)	408	$9,408
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,020	6,406
Bill Barrett Corp.* (Oil & Gas)	357	8,004
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	459	1,983
BIOLASE, Inc.* (Healthcare - Products)	459	1,675
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	204	5,457
BioScrip, Inc.* (Pharmaceuticals)	459	7,459
Biotime, Inc.* (Biotechnology)	510	2,004
BJ’s Restaurants, Inc.* (Retail)	204	7,271
Black Diamond, Inc.* (Leisure Time)	255	2,637
Black Hills Corp. (Electric)	306	16,233
Blackbaud, Inc. (Software)	357	12,527
BlackRock Kelso Capital Corp. (Investment Companies)	612	6,187
Bloomin Brands, Inc.* (Retail)	408	9,629
Blount International, Inc.* (Miscellaneous Manufacturing)	408	5,377
Blucora, Inc.* (Internet)	357	7,140
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	663	1,227
Bob Evans Farms, Inc. (Retail)	204	10,367
Boingo Wireless, Inc.* (Internet)	255	1,785
Boise, Inc. (Forest Products & Paper)	816	7,426
Bonanza Creek Energy, Inc.* (Oil & Gas)	204	8,311
Boston Private Financial Holdings, Inc. (Banks)	612	6,763
Bottomline Technologies, Inc.* (Software)	306	8,895
Boulder Brands, Inc.* (Food)	510	6,584
Boyd Gaming Corp.* (Lodging)	459	6,109
BPZ Resources, Inc.* (Oil & Gas)	1,326	3,196
Brady Corp. - Class A (Electronics)	357	11,877
Bravo Brio Restaurant Group, Inc.* (Retail)	204	3,333
Briggs & Stratton Corp. (Machinery - Diversified)	357	7,229
Brightcove, Inc.* (Internet)	306	3,127
Bristow Group, Inc. (Transportation)	255	17,342
BroadSoft, Inc.* (Internet)	204	6,087
Brookline Bancorp, Inc. (Savings & Loans)	612	6,034
Brooks Automation, Inc. (Semiconductors)	561	5,509
Brown Shoe Co., Inc. (Retail)	357	8,486
Brunswick Corp. (Leisure Time)	663	25,028
Buckeye Technologies, Inc. (Forest Products & Paper)	306	11,389
Buffalo Wild Wings, Inc.* (Retail)	153	15,848
Builders FirstSource, Inc.* (Building Materials)	459	2,708
C&J Energy Services, Inc.* (Oil & Gas Services)	357	6,908
Cabot Microelectronics Corp.* (Semiconductors)	204	7,544
CACI International, Inc.* - Class A (Computers)	153	10,159
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	561	4,191
Caesars Entertainment Corp.* (Lodging)	306	4,914
Cal Dive International, Inc.* (Oil & Gas Services)	1,122	2,199
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	204	2,173
Calamp Corp.* (Telecommunications)	306	4,697
Calgon Carbon Corp.* (Environmental Control)	408	7,315
California Water Service Group (Water)	357	7,783
Calix, Inc.* (Telecommunications)	357	4,170
Callaway Golf Co. (Leisure Time)	612	4,394
Callidus Software, Inc.* (Software)	408	2,721
Callon Petroleum Co.* (Oil & Gas)	561	2,244
Cambrex Corp.* (Biotechnology)	255	3,736
Campus Crest Communities, Inc. (REIT)	510	5,789
Cantel Medical Corp. (Healthcare - Products)	204	5,414
Capital Bank Financial Corp.* - Class A (Banks)	204	3,896
Capital Lease Funding, Inc. (REIT)	714	6,055
Capital Senior Living Corp.* (Healthcare - Services)	255	5,875
Capitol Federal Financial, Inc. (Savings & Loans)	1,122	14,149
Capstead Mortgage Corp. (REIT)	714	8,439
Capstone Turbine Corp.* (Electrical Components & Equipment)	2,907	4,273
CARBO Ceramics, Inc. (Oil & Gas Services)	153	13,443
Cardinal Financial Corp. (Banks)	255	4,172
Cardiovascular System, Inc.* (Healthcare - Products)	204	4,200
Cardtronics, Inc.* (Commercial Services)	357	10,517
Career Education Corp.* (Commercial Services)	714	2,299
Carrizo Oil & Gas, Inc.* (Oil & Gas)	306	9,691
Carrols Restaurant Group, Inc.* (Retail)	306	2,010
Casella Waste System, Inc.* - Class A (Environmental Control)	510	2,433
Casey’s General Stores, Inc. (Retail)	255	16,888
Cash America International, Inc. (Retail)	204	8,568
Cathay Bancorp, Inc. (Banks)	612	14,541
Cavium, Inc.* (Semiconductors)	357	13,051
Cbeyond, Inc.* (Telecommunications)	306	2,592
CBIZ, Inc.* (Commercial Services)	408	2,962
Cedar Realty Trust, Inc. (REIT)	663	3,673
Celadon Group, Inc. (Transportation)	204	4,102
Cell Therapeutics, Inc.* (Biotechnology)	1,632	1,844
Celldex Therapeutics, Inc.* (Biotechnology)	612	12,534
Centene Corp.* (Healthcare - Services)	408	22,632
Centerstate Banks, Inc. (Banks)	306	3,017
Central European Media Enterprises, Ltd.* - Class A (Media)	816	2,742

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Central Garden & Pet Co.* - Class A (Household Products/Wares)	408	$3,076
Central Pacific Financial Corp.* (Banks)	204	3,792
Century Aluminum Co.* (Mining)	459	3,851
Cenveo, Inc.* (Commercial Services)	816	1,991
Cepheid, Inc.* (Healthcare - Products)	510	17,784
Cerus Corp.* (Healthcare - Products)	714	3,998
CEVA, Inc.* (Semiconductors)	204	3,719
Chambers Street Properties (REIT)	1,836	14,853
Chart Industries, Inc.* (Machinery - Diversified)	204	23,195
Charter Financial Corp. (Savings & Loans)	255	2,777
Checkpoint Systems, Inc.* (Electronics)	357	6,140
Chelsea Therapeutics International, Ltd.* (Biotechnology)	867	2,566
Chemed Corp. (Commercial Services)	153	10,800
Chemical Financial Corp. (Banks)	204	6,091
Chemocentryx, Inc.* (Pharmaceuticals)	255	3,565
Chemtura Corp.* (Chemicals)	714	15,965
Chesapeake Lodging Trust (REIT)	357	8,179
Chiquita Brands International, Inc.* (Food)	408	4,929
Christopher & Banks Corp.* (Retail)	408	2,791
CIBER, Inc.* (Computers)	765	2,785
Ciena Corp.* (Telecommunications)	765	16,876
Cincinnati Bell, Inc.* (Telecommunications)	1,734	5,982
Cirrus Logic, Inc.* (Semiconductors)	510	9,833
Citizens, Inc.* (Insurance)	459	3,277
Clarcor, Inc. (Miscellaneous Manufacturing)	357	19,629
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	561	7,242
Clearwater Paper Corp.* (Forest Products & Paper)	153	7,485
Cleco Corp. (Electric)	459	22,266
Cloud Peak Energy, Inc.* (Coal)	459	7,358
CNO Financial Group, Inc. (Insurance)	1,581	22,578
CoBiz Financial, Inc. (Banks)	357	3,584
Coeur d’Alene Mines Corp.* (Mining)	765	10,259
Cogent Communications Group, Inc. (Internet)	357	10,217
Cognex Corp. (Machinery - Diversified)	306	16,252
Cohen & Steers, Inc. (Diversified Financial Services)	153	5,259
Coherent, Inc. (Electronics)	204	11,563
Cohu, Inc. (Semiconductors)	255	3,009
Colonial Properties Trust (REIT)	663	16,051
Colony Financial, Inc. (REIT)	510	10,343
Columbia Banking System, Inc. (Banks)	408	10,192
Columbus McKinnon Corp.* (Machinery - Diversified)	153	3,384
Comfort Systems USA, Inc. (Building Materials)	306	4,728
Commercial Metals Co. (Iron/Steel)	867	13,429
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	306	2,215
Community Bank System, Inc. (Banks)	306	10,263
CommVault Systems, Inc.* (Software)	357	30,143
comScore, Inc.* (Internet)	306	8,862
Comstock Resources, Inc. (Oil & Gas)	408	6,842
Comverse, Inc.* (Telecommunications)	204	6,389
CONMED Corp. (Healthcare - Products)	204	6,691
Conn’s, Inc.* (Retail)	153	9,887
Consolidated Communications Holdings, Inc. (Telecommunications)	306	5,352
Constant Contact, Inc.* (Internet)	255	4,893
Convergys Corp. (Commercial Services)	765	14,481
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	459	15,395
Corcept Therapeutics, Inc.* (Pharmaceuticals)	867	1,829
CoreSite Realty Corp. (REIT)	153	5,196
Corinthian Colleges, Inc.* (Commercial Services)	969	2,171
Cornerstone OnDemand, Inc.* (Software)	306	13,476
Coronado Biosciences, Inc.* (Biotechnology)	255	1,997
CoStar Group, Inc.* (Commercial Services)	204	31,936
Cousins Properties, Inc. (REIT)	816	8,364
Cowen Group, Inc.* - Class A (Diversified Financial Services)	969	3,130
Cracker Barrel Old Country Store, Inc. (Retail)	153	14,979
Crawford & Co. (Insurance)	357	2,806
Cray, Inc.* (Computers)	306	7,090
Crimson Exploration, Inc.* (Oil & Gas)	459	1,473
Crocs, Inc.* (Apparel)	663	9,063
Cross Country Healthcare, Inc.* (Commercial Services)	357	2,013
Crosstex Energy, Inc. (Pipelines)	357	7,172
Crown Media Holdings, Inc.* (Media)	612	1,818
CryoLife, Inc. (Healthcare - Products)	357	2,528
CSG Systems International, Inc. (Software)	255	6,038
CTS Corp. (Electronics)	306	4,299
CubeSmart (REIT)	969	15,698
Cubic Corp. (Aerospace/Defense)	153	7,734
Cumulus Media, Inc.* - Class A (Media)	816	3,492
Curis, Inc.* (Biotechnology)	867	3,598
Curtiss-Wright Corp. (Aerospace/Defense)	357	14,508
Customers Bancorp, Inc.* (Banks)	204	3,417
CVB Financial Corp. (Banks)	714	9,347
Cyberonics, Inc.* (Healthcare - Products)	204	10,606
Cynosure, Inc.* - Class A (Healthcare - Products)	153	4,357
Cypress Semiconductor Corp. (Semiconductors)	1,122	14,328
CyrusOne, Inc. (Internet)	204	4,151
CYS Investments, Inc. (REIT)	1,326	11,006
Cytokinetics, Inc.* (Biotechnology)	255	3,172
Cytori Therapeutics, Inc.* (Pharmaceuticals)	867	2,445
Daktronics, Inc. (Electronics)	357	3,884

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Dana Holding Corp. (Auto Parts & Equipment)	1,071	$23,402
Darling International, Inc.* (Environmental Control)	867	17,600
DCT Industrial Trust, Inc. (REIT)	2,142	16,086
DealerTrack Holdings, Inc.* (Internet)	306	11,444
Delek US Holdings, Inc. (Oil & Gas)	306	9,257
Deluxe Corp. (Commercial Services)	357	14,641
Demand Media, Inc.* (Media)	408	2,668
Dendreon Corp.* (Biotechnology)	1,326	6,086
Denny’s Corp.* (Retail)	816	4,643
DepoMed, Inc.* (Pharmaceuticals)	561	3,658
Destination XL Group, Inc.* (Retail)	459	2,961
Dexcom, Inc.* (Healthcare - Products)	510	11,108
DFC Global Corp.* (Commercial Services)	357	5,530
Diamond Foods, Inc.* (Food)	204	4,160
DiamondRock Hospitality Co. (REIT)	1,428	13,852
Dice Holdings, Inc.* (Internet)	357	3,095
Digi International, Inc.* (Software)	255	2,532
Digital Generation, Inc.* (Media)	306	2,372
Digital River, Inc.* (Internet)	306	5,199
DigitalGlobe, Inc.* (Telecommunications)	561	18,175
Dime Community Bancshares, Inc. (Savings & Loans)	255	4,475
Diodes, Inc.* (Semiconductors)	306	8,387
Dole Food Co., Inc.* (Food)	408	5,263
Doral Financial Corp.* (Diversified Financial Services)	51	1,225
Dorman Products, Inc. (Auto Parts & Equipment)	204	9,604
Douglas Dynamics, Inc. (Auto Parts & Equipment)	204	2,931
Drew Industries, Inc. (Building Materials)	204	8,329
DSP Group, Inc.* (Semiconductors)	255	1,900
DuPont Fabros Technology, Inc. (REIT)	459	10,516
Dyax Corp.* (Pharmaceuticals)	1,020	4,111
Dycom Industries, Inc.* (Engineering & Construction)	255	6,752
Dynavax Technologies Corp.* (Biotechnology)	2,142	2,849
Dynegy, Inc.* (Electric)	714	14,880
Dynex Capital, Inc. (REIT)	459	4,411
E.W. Scripps Co.* - Class A (Media)	255	4,236
Eagle Bancorp, Inc.* (Banks)	204	5,359
EarthLink, Inc. (Internet)	867	5,436
EastGroup Properties, Inc. (REIT)	204	12,619
Ebix, Inc. (Software)	306	3,550
Education Management Corp.* (Commercial Services)	306	2,157
Education Realty Trust, Inc. (REIT)	867	8,176
eHealth, Inc.* (Insurance)	153	4,703
El Paso Electric Co. (Electric)	306	11,558
Electro Rent Corp. (Commercial Services)	204	3,648
Electro Scientific Industries, Inc. (Electronics)	255	2,894
Electronics for Imaging, Inc.* (Computers)	357	10,721
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	204	8,376
Ellie Mae, Inc.* (Diversified Financial Services)	204	4,804
EMCOR Group, Inc. (Engineering & Construction)	510	21,053
Emerald Oil, Inc.* (Oil & Gas)	408	2,938
Emergent Biosolutions, Inc.* (Biotechnology)	255	4,511
Emeritus Corp.* (Healthcare - Services)	306	7,096
Empire District Electric Co. (Electric)	357	8,275
Employers Holdings, Inc. (Insurance)	255	6,704
Emulex Corp.* (Semiconductors)	765	6,128
Encore Capital Group, Inc.* (Diversified Financial Services)	204	7,927
Encore Wire Corp. (Electrical Components & Equipment)	153	6,382
Endeavour International Corp.* (Oil & Gas)	612	2,607
Endocyte, Inc.* (Pharmaceuticals)	255	4,582
Endologix, Inc.* (Healthcare - Products)	510	7,972
Energy Recovery, Inc.* (Environmental Control)	510	2,229
Energy XXI (Bermuda), Ltd. (Oil & Gas)	612	16,432
EnerNOC, Inc.* (Electric)	255	3,983
EnerSys (Electrical Components & Equipment)	357	18,892
Ennis, Inc. (Commercial Services)	255	4,725
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	153	8,695
Entegris, Inc.* (Semiconductors)	1,071	10,207
Entercom Communications Corp.* - Class A (Media)	255	2,502
Entravision Communications Corp. - Class A (Media)	510	2,902
Entropic Communications, Inc.* (Semiconductors)	816	3,615
Envestnet, Inc.* (Software)	204	5,078
Enzon Pharmaceuticals, Inc. (Biotechnology)	816	1,632
EPAM Systems, Inc.* (Software)	204	5,906
EPIQ Systems, Inc. (Software)	306	3,981
EPL Oil & Gas, Inc.* (Oil & Gas)	255	8,201
EPR Properties (REIT)	357	17,986
Equal Energy, Ltd. (Oil & Gas)	459	1,928
Equity One, Inc. (REIT)	459	10,621
Era Group, Inc.* (Transportation)	153	3,732
ESCO Technologies, Inc. (Electronics)	204	7,065
Esterline Technologies Corp.* (Aerospace/Defense)	204	16,614
Ethan Allen Interiors, Inc. (Home Furnishings)	204	6,195
Euronet Worldwide, Inc.* (Commercial Services)	357	13,141
EverBank Financial Corp. (Savings & Loans)	612	9,498
Evercore Partners, Inc. - Class A (Diversified Financial Services)	255	12,092

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
EVERTEC, Inc.* (Commercial Services)	255	$6,095
Exact Sciences Corp.* (Biotechnology)	510	6,997
ExamWorks Group, Inc.* (Commercial Services)	255	6,191
Exar Corp.* (Semiconductors)	357	4,645
Excel Trust, Inc. (REIT)	408	5,296
EXCO Resources, Inc. (Oil & Gas)	1,071	9,286
Exelixis, Inc.* (Biotechnology)	1,479	7,499
ExlService Holdings, Inc.* (Commercial Services)	255	7,140
Express, Inc.* (Retail)	612	13,801
Exterran Holdings, Inc.* (Oil & Gas Services)	408	12,954
Extreme Networks, Inc.* (Telecommunications)	918	3,975
EZCORP, Inc.* - Class A (Retail)	408	7,377
F.N.B. Corp. (Banks)	1,071	13,537
Fabrinet* (Miscellaneous Manufacturing)	255	3,777
Fair Isaac Corp. (Software)	255	12,740
Fairpoint Communications, Inc.* (Telecommunications)	255	2,234
Federal Signal Corp.* (Miscellaneous Manufacturing)	510	4,947
FEI Co. (Electronics)	255	19,751
FelCor Lodging Trust, Inc.* (REIT)	1,020	6,161
Female Health Co. (Healthcare - Products)	255	2,341
Ferro Corp.* (Chemicals)	612	3,996
Fiesta Restaurant Group, Inc.* (Retail)	153	4,827
Fifth & Pacific Cos., Inc.* (Retail)	867	20,651
Fifth Street Finance Corp. (Investment Companies)	918	9,951
Financial Engines, Inc. (Diversified Financial Services)	357	17,042
Finisar Corp.* (Telecommunications)	714	13,801
First American Financial Corp. (Insurance)	765	17,388
First Bancorp* (Banks)	612	4,608
First Bancorp (Banks)	204	3,229
First Busey Corp. (Banks)	714	3,563
First Cash Financial Services, Inc.* (Retail)	204	10,893
First Commonwealth Financial Corp. (Banks)	816	6,128
First Financial Bancorp (Banks)	459	7,394
First Financial Bankshares, Inc. (Banks)	255	15,721
First Industrial Realty Trust, Inc. (REIT)	816	13,350
First Merchants Corp. (Banks)	255	4,774
First Midwest Bancorp, Inc. (Banks)	561	8,566
First Potomac Realty Trust (REIT)	459	6,229
First Security Group, Inc.* (Banks)	867	2,072
FirstMerit Corp. (Banks)	1,173	26,300
Five Below, Inc.* (Retail)	255	9,909
Five Star Quality Care, Inc.* (Healthcare - Services)	459	2,717
Flagstar BanCorp, Inc.* (Savings & Loans)	204	3,346
Flotek Industries, Inc.* (Oil & Gas Services)	408	7,989
Flow International Corp.* (Machinery - Diversified)	561	2,165
Fluidigm Corp.* (Electronics)	204	3,623
Flushing Financial Corp. (Savings & Loans)	255	4,835
Forest Oil Corp.* (Oil & Gas)	1,071	5,484
Forestar Group, Inc.* (Real Estate)	306	6,613
FormFactor, Inc.* (Semiconductors)	510	3,708
Forum Energy Technologies, Inc.* (Oil & Gas Services)	306	8,837
Forward Air Corp. (Transportation)	255	9,325
Francesca’s Holdings Corp.* (Retail)	357	8,875
Franklin Electric Co., Inc. (Hand/Machine Tools)	357	13,302
Franklin Street Properties Corp. (REIT)	714	9,503
Fred’s, Inc. - Class A (Retail)	306	5,263
Fresh Del Monte Produce, Inc. (Food)	306	8,596
Frontline, Ltd.* (Transportation)	867	2,272
FTI Consulting, Inc.* (Commercial Services)	306	11,402
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	1,785	2,178
Fuller (H.B.) Co. (Chemicals)	357	14,334
Furmanite Corp.* (Metal Fabricate/Hardware)	408	3,056
Fusion-IO, Inc.* (Computers)	612	8,825
FutureFuel Corp. (Energy - Alternate Sources)	204	3,221
FX Energy, Inc.* (Oil & Gas)	663	2,427
FXCM, Inc. (Diversified Financial Services)	306	5,049
G & K Services, Inc. - Class A (Textiles)	153	8,080
Galena Biopharma, Inc.* (Biotechnology)	1,020	1,989
GasLog, Ltd. (Transportation)	255	3,545
Gastar Exploration, Ltd.* (Oil & Gas)	765	2,525
GenCorp, Inc.* (Aerospace/Defense)	459	8,037
Generac Holdings, Inc. (Electrical Components & Equipment)	357	15,476
General Cable Corp. (Electrical Components & Equipment)	357	11,253
General Communication, Inc.* - Class A (Telecommunications)	357	3,159
General Moly, Inc.* (Mining)	918	1,726
Genesco, Inc.* (Retail)	204	14,358
GenMark Diagnostics, Inc.* (Healthcare - Products)	306	2,907
Gentherm, Inc.* (Auto Parts & Equipment)	306	6,242
Gentiva Health Services, Inc.* (Healthcare - Services)	306	3,286
Geron Corp.* (Biotechnology)	1,530	2,004
Getty Realty Corp. (REIT)	204	4,200
GFI Group, Inc. (Diversified Financial Services)	714	2,856
Gibraltar Industries, Inc.* (Building Materials)	255	3,927
Glacier Bancorp, Inc. (Banks)	561	13,655
Gladstone Capital Corp. (Investment Companies)	255	2,198

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Gladstone Investment Corp. (Private Equity)	306	$2,197
Glatfelter (Forest Products & Paper)	357	9,450
Glimcher Realty Trust (REIT)	1,071	12,038
Global Cash Access Holdings, Inc.* (Commercial Services)	612	4,278
Global Eagle Entertainment, Inc.* (Internet)	255	2,884
Global Geophysical Services* (Oil & Gas Services)	357	1,567
Global Sources, Ltd.* (Internet)	255	1,846
Globe Specialty Metals, Inc. (Mining)	510	6,084
Globecomm Systems, Inc.* (Telecommunications)	255	3,695
Globus Med, Inc.* - Class A (Healthcare - Products)	408	6,838
Glu Mobile, Inc.* (Software)	816	2,236
Gold Resource Corp. (Mining)	357	2,835
Golub Capital BDC, Inc. (Investment Companies)	306	5,563
Goodrich Petroleum Corp.* (Oil & Gas)	255	4,850
Government Properties Income Trust (REIT)	408	10,310
GrafTech International, Ltd.* (Electrical Components & Equipment)	918	6,903
Gramercy Property Trust, Inc.* (REIT)	612	2,907
Grand Canyon Education, Inc.* (Commercial Services)	357	12,074
Granite Construction, Inc. (Engineering & Construction)	306	9,257
Graphic Packaging Holding Co.* (Packaging & Containers)	1,581	13,597
Gray Television, Inc.* (Media)	459	3,585
Great Lakes Dredge & Dock Co. (Commercial Services)	510	3,922
Greatbatch, Inc.* (Healthcare - Products)	204	7,711
Green Dot Corp.* - Class A (Commercial Services)	204	4,749
Green Plains Renewable Energy* (Energy - Alternate Sources)	255	4,223
Greenhill & Co., Inc. (Diversified Financial Services)	204	10,269
Greenlight Capital Re, Ltd.* - Class A (Insurance)	255	6,742
Griffon Corp. (Building Materials)	408	4,855
Group 1 Automotive, Inc. (Retail)	153	11,137
GSI Group, Inc.* (Electronics)	306	2,573
GSI Technology, Inc.* (Semiconductors)	306	2,127
GSV Capital Corp.* (Private Equity)	255	2,359
GT Advanced Technologies, Inc.* (Semiconductors)	1,071	5,558
GTx, Inc.* (Biotechnology)	306	1,466
Guidewire Software, Inc.* (Software)	306	13,391
GulfMark Offshore, Inc. - Class A (Transportation)	204	10,047
H&E Equipment Services, Inc. (Commercial Services)	255	5,824
Hackett Group, Inc. (Commercial Services)	357	1,985
Haemonetics Corp.* (Healthcare - Products)	357	15,073
Halcon Resources Corp.* (Oil & Gas)	1,581	8,664
Halozyme Therapeutics, Inc.* (Biotechnology)	765	6,510
Hampton Roads Bankshares, Inc.* (Banks)	918	1,561
Hancock Holding Co. (Banks)	612	20,049
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	255	9,415
Hanmi Financial Corp.* (Banks)	255	4,335
Harbinger Group, Inc.* (Holding Companies - Diversified)	357	2,842
Harmonic, Inc.* (Telecommunications)	918	7,032
Harris Teeter Supermarkets, Inc. (Food)	357	17,557
Harte-Hanks, Inc. (Advertising)	408	3,900
Harvard Bioscience, Inc.* (Biotechnology)	357	1,910
Haverty Furniture Cos., Inc. (Retail)	153	3,978
Hawaiian Holdings, Inc.* (Airlines)	510	3,896
Headwaters, Inc.* (Building Materials)	612	5,771
Healthcare Realty Trust, Inc. (REIT)	663	17,046
Healthcare Services Group, Inc. (Commercial Services)	510	12,551
HealthSouth Corp. (Healthcare - Services)	612	19,927
HealthStream, Inc.* (Internet)	153	4,820
Healthways, Inc.* (Healthcare - Services)	306	5,251
Heartland Express, Inc. (Transportation)	408	6,006
Heartland Payment Systems, Inc. (Commercial Services)	255	9,514
Hecla Mining Co. (Mining)	2,652	8,566
HEICO Corp. (Aerospace/Defense)	408	23,175
Helen of Troy, Ltd.* (Household Products/Wares)	255	10,833
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	765	19,407
Hercules Offshore, Inc.* (Oil & Gas)	1,224	8,446
Hercules Technology Growth Capital, Inc. (Private Equity)	510	7,109
Heritage Commerce Corp.* (Banks)	255	1,874
Heritage Oaks Bancorp* (Banks)	306	2,035
Herman Miller, Inc. (Office Furnishings)	459	12,902
Hersha Hospitality Trust (REIT)	1,581	9,280
HFF, Inc. - Class A (Real Estate)	255	5,355
Hibbett Sports, Inc.* (Retail)	204	11,965
Higher One Holdings, Inc.* (Diversified Financial Services)	306	3,305
Highwoods Properties, Inc. (REIT)	612	22,204
Hillenbrand, Inc. (Miscellaneous Manufacturing)	408	10,114
Hilltop Holdings, Inc.* (Insurance)	510	8,685
Hittite Microwave Corp.* (Semiconductors)	255	15,931
HMS Holdings Corp.* (Commercial Services)	663	16,038
HNI Corp. (Office Furnishings)	357	13,606
Home Bancshares, Inc. (Banks)	357	9,753
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	408	10,212

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
HomeTrust Bancshares, Inc.* (Savings & Loans)	204	$3,311
Horace Mann Educators Corp. (Insurance)	306	8,672
Horizon Pharma, Inc.* (Holding Companies - Diversified)	714	1,799
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	255	13,502
Horsehead Holding Corp.* (Mining)	357	4,373
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	918	4,911
HSN, Inc. (Retail)	255	15,315
Hub Group, Inc.* - Class A (Transportation)	306	11,704
Hudson Pacific Properties, Inc. (REIT)	357	7,747
Huron Consulting Group, Inc.* (Commercial Services)	204	10,392
Hutchinson Technology, Inc.* (Computers)	357	1,225
IBERIABANK Corp. (Banks)	204	11,995
ICF International, Inc.* (Commercial Services)	153	5,109
ICG Group, Inc.* (Internet)	357	4,330
Iconix Brand Group, Inc.* (Apparel)	408	13,399
IDACORP, Inc. (Electric)	357	18,839
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	969	3,808
iGATE Corp.* (Computers)	306	7,133
II-VI, Inc.* (Electronics)	408	7,213
Imation Corp.* (Computers)	459	2,148
Immersion Corp.* (Computers)	255	3,657
ImmunoGen, Inc.* (Biotechnology)	663	12,630
Immunomedics, Inc.* (Biotechnology)	663	3,772
Impax Laboratories, Inc.* (Pharmaceuticals)	510	10,577
Imperva, Inc.* (Software)	153	7,745
Incontact, Inc.* (Software)	510	4,325
Independent Bank Corp. (Banks)	204	7,597
Infinera Corp.* (Telecommunications)	867	9,459
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	408	8,641
Infoblox, Inc.* (Software)	357	11,674
Inland Real Estate Corp. (REIT)	663	6,822
InnerWorkings, Inc.* (Software)	408	4,765
Innophos Holdings, Inc. (Chemicals)	153	7,626
Innospec, Inc. (Chemicals)	204	8,756
Inphi Corp.* (Semiconductors)	255	2,973
Insight Enterprises, Inc.* (Computers)	357	7,636
Insmed, Inc.* (Biotechnology)	255	2,833
Insperity, Inc. (Commercial Services)	204	6,746
Insulet Corp.* (Healthcare - Products)	408	13,011
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	153	6,027
Integrated Device Technology, Inc.* (Semiconductors)	1,020	9,190
Integrated Silicon Solution, Inc.* (Semiconductors)	255	3,052
Inteliquent, Inc. (Telecommunications)	408	3,403
InterDigital, Inc. (Telecommunications)	306	12,157
Interface, Inc. (Office Furnishings)	459	8,716
Intermec, Inc.* (Machinery - Diversified)	510	5,064
InterMune, Inc.* (Biotechnology)	663	10,283
Internap Network Services Corp.* (Internet)	459	3,741
International Bancshares Corp. (Banks)	408	9,878
International Rectifier Corp.* (Semiconductors)	510	12,296
International Speedway Corp. - Class A (Entertainment)	204	6,905
Intersil Corp. - Class A (Semiconductors)	1,020	10,414
Interval Leisure Group, Inc. (Leisure Time)	306	6,582
Intralinks Holdings, Inc.* (Internet)	408	3,876
Intrepid Potash, Inc. (Chemicals)	408	5,214
Invacare Corp. (Healthcare - Products)	306	4,777
InvenSense, Inc.* (Electronics)	459	8,115
Invesco Mortgage Capital, Inc. (REIT)	969	15,921
Investment Technology Group, Inc.* (Diversified Financial Services)	306	4,348
Investors Bancorp, Inc. (Savings & Loans)	357	7,925
Investors Real Estate Trust (REIT)	816	7,050
ION Geophysical Corp.* (Oil & Gas Services)	1,071	6,587
Iridium Communications, Inc.* (Telecommunications)	561	4,724
iRobot Corp.* (Machinery - Diversified)	204	7,132
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	714	8,739
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	816	23,542
Isle of Capri Casinos, Inc.* (Entertainment)	255	2,025
iStar Financial, Inc.* (REIT)	663	7,532
Itron, Inc.* (Electronics)	306	13,195
ITT Educational Services, Inc.* (Commercial Services)	204	5,351
Ixia* (Telecommunications)	459	6,380
IXYS Corp. (Semiconductors)	255	2,866
j2 Global, Inc. (Computers)	357	16,340
Jack in the Box, Inc.* (Retail)	306	12,268
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	204	1,226
Janus Capital Group, Inc. (Diversified Financial Services)	1,122	10,513
JetBlue Airways Corp.* (Airlines)	1,734	11,340
Jive Software, Inc.* (Software)	306	4,107
John Bean Technologies Corp. (Miscellaneous Manufacturing)	255	6,046
Jos. A. Bank Clothiers, Inc.* (Retail)	204	8,335
Journal Communications, Inc.* - Class A (Media)	408	3,736
K12, Inc.* (Commercial Services)	204	6,344
Kaiser Aluminum Corp. (Mining)	153	9,983
Kaman Corp. - Class A (Aerospace/Defense)	204	7,723
KapStone Paper & Packaging Corp. (Forest Products & Paper)	306	13,479
Kaydon Corp. (Metal Fabricate/Hardware)	255	7,415
KB Home (Home Builders)	612	10,863

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
KCAP Financial, Inc. (Investment Companies)	255	$2,670
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	459	4,232
Kelly Services, Inc. - Class A (Commercial Services)	255	4,990
KEMET Corp.* (Electronics)	510	2,224
Kennedy-Wilson Holdings, Inc. (Real Estate)	408	6,977
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	663	6,033
Key Energy Services, Inc.* (Oil & Gas Services)	1,224	7,760
Kforce, Inc. (Commercial Services)	255	4,253
Kimball International, Inc. - Class B (Home Furnishings)	306	3,363
Kindred Healthcare, Inc.* (Healthcare - Services)	459	7,050
Kior, Inc.* - Class A (Energy - Alternate Sources)	459	2,208
Kite Realty Group Trust (REIT)	765	4,414
Knight Transportation, Inc. (Transportation)	459	7,789
Knightsbridge Tankers, Ltd. (Transportation)	306	2,344
Knoll, Inc. (Office Furnishings)	408	6,740
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,938	18,817
Kopin Corp.* (Semiconductors)	714	2,649
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	153	5,913
Korn/Ferry International* (Commercial Services)	408	7,968
Kraton Performance Polymers, Inc.* (Chemicals)	255	5,177
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	459	3,094
Krispy Kreme Doughnuts, Inc.* (Retail)	510	10,720
L&L Energy, Inc.* (Coal)	510	1,596
Laclede Group, Inc. (Gas)	255	11,694
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,275	2,397
Lakeland Bancorp, Inc. (Banks)	306	3,439
Lancaster Colony Corp. (Food)	153	12,704
Landec Corp.* (Chemicals)	255	3,848
LaSalle Hotel Properties (REIT)	714	19,236
Lattice Semiconductor Corp.* (Semiconductors)	969	5,000
Layne Christensen Co.* (Engineering & Construction)	204	3,954
La-Z-Boy, Inc. (Home Furnishings)	408	8,458
Leap Wireless International, Inc.* (Telecommunications)	510	8,507
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	510	5,875
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,989	4,933
Lexington Realty Trust (REIT)	1,224	15,349
Libbey, Inc.* (Housewares)	204	5,031
Life Time Fitness, Inc.* (Leisure Time)	306	16,307
LifeLock, Inc.* (Commercial Services)	510	5,799
Lifevantage Corp.* (Pharmaceuticals)	1,173	3,062
Limelight Networks, Inc.* (Internet)	765	1,836
Lincoln Educational Services Corp. (Commercial Services)	357	2,238
Lionbridge Technologies, Inc.* (Internet)	714	2,363
Liquidity Services, Inc.* (Internet)	204	5,814
Lithia Motors, Inc. - Class A (Retail)	153	9,982
Littelfuse, Inc. (Electrical Components & Equipment)	153	12,238
Live Nation, Inc.* (Commercial Services)	1,020	16,707
LivePerson, Inc.* (Computers)	459	4,241
LogMeIn, Inc.* (Telecommunications)	204	6,063
Louisiana-Pacific Corp.* (Building Materials)	1,020	16,586
LSB Industries, Inc.* (Miscellaneous Manufacturing)	153	5,031
LSI Industries, Inc. (Building Materials)	255	2,081
LTC Properties, Inc. (REIT)	255	9,861
LTX-Credence Corp.* (Semiconductors)	459	2,460
Luby’s, Inc.* (Retail)	255	2,050
Lumber Liquidators Holdings, Inc.* (Retail)	204	19,750
Luminex Corp.* (Healthcare - Products)	306	6,092
M.D.C. Holdings, Inc. (Home Builders)	306	9,682
M/I Schottenstein Homes, Inc.* (Home Builders)	204	4,337
Macatawa Bank Corp.* (Banks)	357	1,853
Magellan Health Services, Inc.* (Healthcare - Services)	204	11,659
magicJack VocalTec, Ltd.* (Internet)	204	3,133
Magnum Hunter Resources Corp.* (Oil & Gas)	1,428	5,469
Maiden Holdings, Ltd. (Insurance)	408	4,961
Maidenform Brands, Inc.* (Apparel)	204	4,765
Main Street Capital Corp. (Investment Companies)	255	7,785
Mainsource Financial Group, Inc. (Banks)	204	2,950
MAKO Surgical Corp.* (Healthcare - Products)	357	5,012
Manhattan Associates, Inc.* (Computers)	153	13,516
MannKind Corp.* (Pharmaceuticals)	1,173	9,056
ManTech International Corp. - Class A (Software)	204	6,026
Marchex, Inc. - Class B (Advertising)	306	1,867
Marcus Corp. (Lodging)	204	2,642
MarineMax, Inc.* (Retail)	255	2,966
Market Leader, Inc.* (Software)	255	2,986
MarketAxess Holdings, Inc. (Diversified Financial Services)	255	13,184
Marriott Vacations Worldwide Corp.* (Entertainment)	204	8,976
Marten Transport, Ltd. (Transportation)	204	3,501
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	612	1,536
Masimo Corp. (Healthcare - Products)	357	8,315
MasTec, Inc.* (Engineering & Construction)	459	15,147

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Matador Resources Co.* (Oil & Gas)	408	$5,345
Materion Corp. (Mining)	153	4,611
Matrix Service Co.* (Oil & Gas Services)	255	4,042
Matson, Inc. (Transportation)	357	10,110
Matthews International Corp. - Class A (Commercial Services)	204	7,891
MAXIMUS, Inc. (Commercial Services)	510	19,181
Maxlinear, Inc.* - Class A (Semiconductors)	306	2,121
Maxwell Technologies, Inc.* (Computers)	357	2,831
MB Financial, Inc. (Banks)	408	11,742
MCG Capital Corp. (Investment Companies)	663	3,640
McGrath Rentcorp (Commercial Services)	204	6,985
MDC Partners, Inc. - Class A (Advertising)	204	5,020
Meadowbrook Insurance Group, Inc. (Insurance)	459	3,484
Medallion Financial Corp. (Investment Companies)	204	3,078
MedAssets, Inc.* (Software)	459	9,992
Media General, Inc.* - Class A (Media)	204	2,242
Medical Properties Trust, Inc. (REIT)	1,122	16,381
Medidata Solutions, Inc.* (Software)	204	18,876
Medley Capital Corp. (Private Equity)	255	3,723
Mentor Graphics Corp. (Computers)	714	14,657
Mercury Computer Systems, Inc.* (Computers)	306	2,840
Meredith Corp. (Media)	255	12,118
Merge Healthcare, Inc.* (Healthcare - Products)	714	3,234
Meridian Bioscience, Inc. (Healthcare - Products)	306	7,567
Merit Medical Systems, Inc.* (Healthcare - Products)	357	4,691
Meritage Homes Corp.* (Home Builders)	255	11,541
Meritor, Inc.* (Auto Parts & Equipment)	816	6,634
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	765	3,657
Methode Electronics, Inc. (Electronics)	306	5,780
MGE Energy, Inc. (Electric)	153	8,983
MGIC Investment Corp.* (Insurance)	2,397	18,312
Micrel, Inc. (Semiconductors)	408	4,329
Microsemi Corp.* (Semiconductors)	663	16,349
Midstates Pete Co., Inc.* (Oil & Gas)	408	2,448
Midway Gold Corp.* (Mining)	1,785	1,856
Millennial Media, Inc.* (Advertising)	357	3,538
Miller Energy Resources, Inc.* (Oil & Gas)	459	2,290
MiMedx Group, Inc.* (Healthcare - Products)	714	4,470
Mindspeed Technologies, Inc.* (Semiconductors)	561	1,722
Mine Safety Appliances Co. (Environmental Control)	204	10,839
Minerals Technologies, Inc. (Chemicals)	255	11,730
Mitek System, Inc.* (Computers)	306	1,756
MKS Instruments, Inc. (Semiconductors)	408	11,065
Mobile Mini, Inc.* (Storage/Warehousing)	306	10,560
Modine Manufacturing Co.* (Auto Parts & Equipment)	408	4,488
ModusLink Global Solutions, Inc.* (Internet)	561	1,745
Molina Healthcare, Inc.* (Healthcare - Services)	204	7,572
Molycorp, Inc.* (Mining)	1,020	7,609
Momenta Pharmaceuticals, Inc.* (Biotechnology)	408	7,042
MoneyGram International, Inc.* (Commercial Services)	204	4,429
Monmouth Real Estate Investment Corp. - Class A (REIT)	408	3,990
Monolithic Power Systems, Inc. (Semiconductors)	306	8,011
Monotype Imaging Holdings, Inc. (Software)	306	7,506
Monro Muffler Brake, Inc. (Commercial Services)	255	10,968
Monster Worldwide, Inc.* (Commercial Services)	1,020	5,834
Montpelier Re Holdings, Ltd. (Insurance)	357	9,643
Moog, Inc.* - Class A (Aerospace/Defense)	306	17,210
Morgans Hotel Group Co.* (Lodging)	306	2,200
MoSys, Inc.* (Semiconductors)	561	2,306
Move, Inc.* (Internet)	357	4,962
MPG Office Trust, Inc.* (REIT)	714	2,235
Mueller Industries, Inc. (Metal Fabricate/Hardware)	204	11,197
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,224	9,474
Multimedia Games Holding Co., Inc.* (Entertainment)	255	8,922
MVC Capital, Inc. (Investment Companies)	255	3,244
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	4,965
MYR Group, Inc.* (Engineering & Construction)	204	4,406
Nanometrics, Inc.* (Semiconductors)	204	3,133
Nanosphere, Inc.* (Biotechnology)	561	1,773
National Bank Holdings Corp. (Holding Companies - Diversified)	408	8,160
National CineMedia, Inc. (Entertainment)	459	8,312
National Health Investors, Inc. (REIT)	204	12,768
National Penn Bancshares, Inc. (Banks)	918	9,905
Natus Medical, Inc.* (Healthcare - Products)	255	3,261
Nautilus, Inc.* (Leisure Time)	306	2,687
Navarre Corp.* (Distribution/Wholesale)	612	1,903
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,173	3,566
Navigant Consulting Co.* (Commercial Services)	408	5,475
NBT Bancorp, Inc. (Banks)	357	8,057
NCI Building Systems, Inc.* (Building Materials)	204	2,893
Nektar Therapeutics, Inc.* (Pharmaceuticals)	867	9,719

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Nelnet, Inc. - Class A (Diversified Financial Services)	204	$7,932
Neogen Corp.* (Pharmaceuticals)	204	11,522
NeoGenomics, Inc.* (Biotechnology)	459	1,304
Neonode, Inc.* (Telecommunications)	306	2,384
NeoPhotonics Corp.* (Telecommunications)	255	2,239
NETGEAR, Inc.* (Telecommunications)	306	9,122
NetScout Systems, Inc.* (Computers)	306	8,118
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	510	7,135
New Jersey Resources Corp. (Gas)	306	13,697
New Mountain Finance Corp. (Investment Companies)	306	4,437
New Residential Investment Corp. (REIT)	1,887	12,511
New York & Co., Inc.* (Retail)	357	2,224
New York Mortgage Trust, Inc. (REIT)	561	3,613
NewBridge Bancorp* (Banks)	306	2,506
Newpark Resources, Inc.* (Oil & Gas Services)	663	7,585
Newport Corp.* (Electronics)	357	5,230
NewStar Financial, Inc.* (Diversified Financial Services)	255	3,927
Nexstar Broadcasting Group, Inc. - Class A (Media)	204	7,352
NGP Capital Resources Co. (Investment Companies)	306	2,013
NIC, Inc. (Internet)	510	9,394
NII Holdings, Inc.* - Class B (Telecommunications)	1,326	9,522
Noranda Aluminum Holding Corp. (Mining)	510	1,586
Nordic American Tankers, Ltd. (Transportation)	561	5,318
Northern Oil & Gas, Inc.* (Oil & Gas)	510	6,737
Northfield BanCorp, Inc. (Savings & Loans)	459	5,379
NorthStar Realty Finance Corp. (REIT)	1,479	14,494
Northwest Bancshares, Inc. (Savings & Loans)	714	9,867
Northwest Natural Gas Co. (Gas)	204	8,964
NorthWestern Corp. (Electric)	306	12,913
Novavax, Inc.* (Biotechnology)	1,377	3,704
NPS Pharmaceuticals, Inc.* (Biotechnology)	765	13,778
Nutrisystem, Inc. (Internet)	255	3,190
NuVasive, Inc.* (Healthcare - Products)	357	8,147
Nuverra Environmental Solutions, Inc.* (Environmental Control)	1,326	3,911
NxStage Medical, Inc.* (Healthcare - Products)	459	5,949
Odyssey Marine Exploration, Inc.* (Commercial Services)	867	3,078
Office Depot, Inc.* (Retail)	1,938	8,392
OfficeMax, Inc. (Retail)	714	8,132
OFG Bancorp (Banks)	357	6,594
Old National Bancorp (Banks)	765	11,024
Olin Corp. (Chemicals)	612	14,932
OM Group, Inc.* (Chemicals)	255	7,872
Omega Protein Corp.* (Pharmaceuticals)	255	2,134
Omeros Corp.* (Biotechnology)	408	2,191
Omnicell, Inc.* (Software)	306	6,457
OmniVision Technologies, Inc.* (Semiconductors)	408	6,634
Omnova Solutions, Inc.* (Chemicals)	459	3,700
On Assignment, Inc.* (Commercial Services)	357	10,899
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	204	2,958
OpenTable, Inc.* (Internet)	153	9,743
Opko Health, Inc.* (Pharmaceuticals)	1,122	8,359
Oplink Communications, Inc.* (Telecommunications)	204	4,111
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	408	5,104
OraSure Technologies, Inc.* (Healthcare - Products)	612	2,711
Orbcomm, Inc.* (Telecommunications)	459	2,212
Orbital Sciences Corp.* (Aerospace/Defense)	459	8,510
Orbitz Worldwide, Inc.* (Internet)	255	2,349
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	816	6,202
Orient-Express Hotels, Ltd.* - Class A (Lodging)	714	8,932
Orion Marine Group, Inc.* (Engineering & Construction)	255	3,205
Oritani Financial Corp. (Savings & Loans)	357	5,805
Orthofix International N.V.* (Healthcare - Products)	153	3,475
OSI Systems, Inc.* (Electronics)	153	10,770
Otter Tail Corp. (Electric)	306	9,360
Outerwall, Inc.* (Diversified Financial Services)	204	11,271
Owens & Minor, Inc. (Distribution/Wholesale)	459	16,506
Pacer International, Inc.* (Transportation)	408	2,526
Pacific Boisciences of California, Inc.* (Biotechnology)	663	1,717
Pacific Sunwear of California, Inc.* (Retail)	612	2,723
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	204	6,922
PacWest Bancorp (Banks)	306	10,839
Paramount Gold & Silver Corp.* (Mining)	1,836	2,607
PAREXEL International Corp.* (Commercial Services)	408	20,177
Park Electrochemical Corp. (Electronics)	204	5,549
Park Sterling Corp.* (Banks)	459	3,075
Parker Drilling Co.* (Oil & Gas)	1,020	6,191
Parkervision, Inc.* (Telecommunications)	816	3,607
Parkway Properties, Inc. (REIT)	357	6,248
PDC Energy, Inc.* (Oil & Gas)	204	11,251
PDF Solutions, Inc.* (Software)	204	4,186
PDL BioPharma, Inc. (Biotechnology)	1,071	8,697
Pebblebrook Hotel Trust (REIT)	459	12,232
Pendrell Corp.* (Commercial Services)	1,479	3,550

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Penn Virginia Corp.* (Oil & Gas)	561	$2,827
PennantPark Investment Corp. (Investment Companies)	561	6,536
Pennsylvania REIT (REIT)	510	10,557
PennyMac Mortgage Investment Trust (REIT)	459	10,135
Penske Automotive Group, Inc. (Retail)	306	11,377
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,734	2,462
Peregrine Semiconductor Corp.* (Semiconductors)	255	2,790
Perficient, Inc.* (Internet)	306	4,177
Performant FINL Corp.* (Commercial Services)	204	2,156
Pericom Semiconductor Corp.* (Semiconductors)	306	2,341
PetMed Express, Inc. (Retail)	204	3,417
PetroQuest Energy, Inc.* (Oil & Gas)	612	2,754
PGT, Inc.* (Building Materials)	357	3,570
PharMerica Corp.* (Pharmaceuticals)	255	3,733
PHH Corp.* (Commercial Services)	459	10,401
Photronics, Inc.* (Semiconductors)	561	4,292
PICO Holdings, Inc.* (Water)	204	4,466
Piedmont Natural Gas Co., Inc. (Gas)	561	19,382
Pier 1 Imports, Inc. (Retail)	714	16,779
Pike Electric Corp. (Electric)	255	3,114
Pilgrim’s Pride Corp.* (Food)	510	8,476
Pinnacle Entertainment, Inc.* (Entertainment)	459	9,754
Pinnacle Financial Partners, Inc.* (Banks)	255	7,262
Pioneer Energy Services Corp.* (Oil & Gas Services)	561	3,804
Planet Payment, Inc.* (Software)	612	1,842
Plantronics, Inc. (Telecommunications)	306	14,226
Platinum Underwriters Holdings, Ltd. (Insurance)	255	14,813
Plexus Corp.* (Electronics)	255	8,917
PLX Technology, Inc.* (Semiconductors)	510	2,795
PMC-Sierra, Inc.* (Semiconductors)	1,530	10,106
PMFG, Inc.* (Miscellaneous Manufacturing)	306	2,326
PNM Resources, Inc. (Electric)	612	14,370
PolyOne Corp. (Chemicals)	714	20,641
Polypore International, Inc.* (Miscellaneous Manufacturing)	357	14,990
Pool Corp. (Distribution/Wholesale)	357	18,842
Portland General Electric Co. (Electric)	561	17,784
Post Holdings, Inc.* (Food)	255	11,830
Potlatch Corp. (REIT)	306	13,473
Power Integrations, Inc. (Semiconductors)	204	11,251
PowerSecure International, Inc.* (Electrical Components & Equipment)	204	3,321
Pozen, Inc.* (Pharmaceuticals)	357	2,053
Premiere Global Services, Inc.* (Telecommunications)	408	4,488
Prestige Brands Holdings, Inc.* (Household Products/Wares)	408	13,836
PRGX Global, Inc.* (Commercial Services)	357	2,213
PriceSmart, Inc. (Retail)	153	13,928
Primerica, Inc. (Insurance)	408	16,744
Primoris Services Corp. (Holding Companies - Diversified)	306	6,365
PrivateBancorp, Inc. (Banks)	510	12,031
Procera Networks, Inc.* (Telecommunications)	204	3,044
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	561	3,360
Progress Software Corp.* (Software)	408	10,441
Proofpoint, Inc.* (Software)	204	5,490
PROS Holdings, Inc.* (Software)	204	6,695
Prospect Capital Corp. (Investment Companies)	1,785	19,546
Prosperity Bancshares, Inc. (Banks)	459	27,091
Provident Financial Services, Inc. (Savings & Loans)	459	8,166
Provident New York Bancorp (Savings & Loans)	408	4,427
PTC, Inc.* (Software)	867	23,478
Puma Biotechnology, Inc.* (Biotechnology)	153	7,820
QLIK Technologies, Inc.* (Software)	612	19,168
QLogic Corp.* (Semiconductors)	714	7,861
Quad Graphics, Inc. (Commercial Services)	204	5,720
Quality Distribution, Inc.* (Transportation)	255	2,693
Quality Systems, Inc. (Software)	306	6,998
Quanex Building Products Corp. (Building Materials)	306	5,208
Quantum Corp.* (Computers)	2,142	3,427
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	357	23,854
Quicksilver Resources, Inc.* (Oil & Gas)	1,428	2,071
Quidel Corp.* (Healthcare - Products)	255	6,826
Quiksilver, Inc.* (Apparel)	1,071	6,769
QuinStreet, Inc.* (Internet)	306	2,849
Radian Group, Inc. (Insurance)	1,275	17,913
RadioShack Corp.* (Retail)	969	2,645
RadiSys Corp.* (Computers)	357	1,474
RAIT Financial Trust (REIT)	612	4,627
Rambus, Inc.* (Semiconductors)	867	8,453
Ramco-Gershenson Properties Trust (REIT)	459	7,110
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	459	4,576
Raven Industries, Inc. (Miscellaneous Manufacturing)	306	9,382
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	153	8,394
RealD, Inc.* (Computers)	357	3,802
RealNetworks, Inc.* (Internet)	255	2,007
RealPage, Inc.* (Software)	357	7,197
Redwood Trust, Inc. (REIT)	612	10,367
Regis Corp. (Retail)	408	7,087
Renasant Corp. (Banks)	204	5,590

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	204	$3,178
Rent-A-Center, Inc. (Commercial Services)	408	16,316
Rentech, Inc. (Chemicals)	1,989	4,256
Repligen Corp.* (Biotechnology)	357	3,631
Repros Therapeutics, Inc.* (Pharmaceuticals)	204	4,209
Republic Airways Holdings, Inc.* (Airlines)	408	5,602
Resolute Energy Corp.* (Oil & Gas)	612	5,122
Resolute Forest Products, Inc.* (Forest Products & Paper)	561	8,560
Resource Capital Corp. (REIT)	1,020	6,773
Resources Connection, Inc. (Commercial Services)	357	4,748
Responsys, Inc.* (Internet)	306	4,434
Retail Opportunity Investments Corp. (REIT)	510	6,987
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	459	1,919
Rex Energy Corp.* (Oil & Gas)	357	6,851
Rexnord Corp.* (Metal Fabricate/Hardware)	255	4,837
RF Micro Devices, Inc.* (Telecommunications)	2,142	11,117
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	867	3,303
Rite Aid Corp.* (Retail)	5,355	16,065
RLI Corp. (Insurance)	153	12,629
RLJ Lodging Trust (REIT)	918	22,234
Rockville Financial, Inc. (Savings & Loans)	255	3,341
Rockwell Medical, Inc.* (Healthcare - Products)	510	2,576
Rofin-Sinar Technologies, Inc.* (Electronics)	255	5,893
Rosetta Resources, Inc.* (Oil & Gas)	459	20,934
Roundy’s, Inc. (Retail)	306	2,791
Rouse Properties, Inc. (REIT)	204	4,151
RPX Corp.* (Commercial Services)	255	4,447
RTI Biologics, Inc.* (Biotechnology)	612	2,399
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	255	7,816
Ruby Tuesday, Inc.* (Retail)	510	3,733
Ruckus Wireless, Inc.* (Telecommunications)	357	4,752
Rudolph Technologies, Inc.* (Semiconductors)	306	3,779
Rush Enterprises, Inc.* - Class A (Retail)	255	6,355
Ruth’s Hospitality Group, Inc. (Retail)	306	3,660
Ryman Hospitality Properties, Inc. (REIT)	306	11,399
S&T Bancorp, Inc. (Banks)	255	6,242
Sabra Health Care REIT, Inc. (REIT)	306	8,029
Safeguard Scientifics, Inc.* (Internet)	204	3,050
Saia, Inc.* (Transportation)	204	6,108
Saks, Inc.* (Retail)	765	12,255
Sanchez Energy Corp.* (Oil & Gas)	255	6,031
Sanderson Farms, Inc. (Food)	153	10,808
Sandy Spring Bancorp, Inc. (Banks)	204	4,986
Sangamo Biosciences, Inc.* (Biotechnology)	510	4,973
Sanmina Corp.* (Electronics)	612	10,074
Santarus, Inc.* (Pharmaceuticals)	408	9,923
Sapient Corp.* (Internet)	816	11,187
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	255	9,440
ScanSource, Inc.* (Distribution/Wholesale)	204	7,264
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	204	5,235
Scholastic Corp. (Media)	204	6,222
Schulman (A.), Inc. (Chemicals)	255	6,834
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	255	13,806
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	561	3,512
Scientific Games Corp.* - Class A (Entertainment)	408	5,561
Sciquest, Inc.* (Software)	204	5,031
Scorpio Tankers, Inc. (Transportation)	1,224	12,178
SeaChange International, Inc.* (Software)	306	3,605
Seacoast Banking Corp. of Florida* (Banks)	918	2,166
SEACOR Holdings, Inc. (Oil & Gas Services)	153	13,397
Select Comfort Corp.* (Home Furnishings)	408	9,323
Select Medical Holdings Corp. (Healthcare - Services)	459	4,117
Selective Insurance Group, Inc. (Insurance)	408	9,976
SemGroup Corp. - Class A (Pipelines)	306	17,271
Semtech Corp.* (Semiconductors)	510	15,428
Sensient Technologies Corp. (Chemicals)	357	15,711
Sequenom, Inc.* (Biotechnology)	1,020	3,060
ServiceSource International, Inc.* (Commercial Services)	510	5,442
Shenandoah Telecommunications Co. (Telecommunications)	204	3,931
SHFl Entertainment, Inc.* (Entertainment)	459	10,442
Ship Finance International, Ltd. (Transportation)	408	6,565
ShoreTel, Inc.* (Telecommunications)	663	2,579
Shutterfly, Inc.* (Internet)	255	13,665
SIGA Technologies, Inc.* (Pharmaceuticals)	561	1,790
Sigma Designs, Inc.* (Semiconductors)	408	2,130
Silicon Graphics International Corp.* (Computers)	306	5,759
Silicon Image, Inc.* (Semiconductors)	714	4,091
Simpson Manufacturing Co., Inc. (Building Materials)	306	10,104
Sinclair Broadcast Group, Inc. - Class A (Media)	510	14,386
Skechers U.S.A., Inc.* - Class A (Apparel)	306	8,348
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	255	1,663
SkyWest, Inc. (Airlines)	408	6,169

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	510	$6,038
Snyders-Lance, Inc. (Food)	357	11,299
Solar Capital, Ltd. (Investment Companies)	357	7,865
Solazyme, Inc.* (Energy - Alternate Sources)	408	4,598
Solta Medical, Inc.* (Healthcare - Products)	918	2,488
Sonic Automotive, Inc. - Class A (Retail)	306	6,775
Sonic Corp.* (Retail)	459	7,055
Sonus Networks, Inc.* (Telecommunications)	1,785	6,105
Sotheby’s - Class A (Commercial Services)	510	22,949
Sourcefire, Inc.* (Internet)	255	19,236
South Jersey Industries, Inc. (Gas)	255	15,581
Southwest Bancorp, Inc.* (Banks)	204	3,052
Southwest Gas Corp. (Gas)	357	17,721
Sovran Self Storage, Inc. (REIT)	255	17,621
Spansion, Inc.* - Class A (Computers)	408	4,814
Spartan Motors, Inc. (Auto Parts & Equipment)	408	2,472
Spartan Stores, Inc. (Food)	204	4,013
Spectranetics Corp.* (Healthcare - Products)	306	5,514
Spectrum Brands Holdings, Inc. (Household Products/Wares)	153	8,633
Spectrum Pharmaceuticals, Inc. (Biotechnology)	561	4,735
Spirit Airlines, Inc.* (Airlines)	459	15,170
SS&C Technologies Holdings, Inc.* (Software)	408	14,598
Staar Surgical Co.* (Healthcare - Products)	357	3,752
STAG Industrial, Inc. (REIT)	357	7,401
Stage Stores, Inc. (Retail)	255	6,365
Standard Motor Products, Inc. (Auto Parts & Equipment)	153	5,262
Standard Pacific Corp.* (Home Builders)	1,122	9,178
Star Scientific, Inc.* (Agriculture)	1,887	3,472
State Bank Finacial Corp. (Banks)	306	4,884
STEC, Inc.* (Computers)	357	2,417
Steelcase, Inc. - Class A (Office Furnishings)	663	10,104
Stein Mart, Inc. (Retail)	255	3,562
StellarOne Corp. (Banks)	204	4,321
Stepan Co. (Chemicals)	153	9,159
STERIS Corp. (Healthcare - Products)	408	18,368
Sterling Bancorp (Banks)	306	4,146
Sterling Financial Corp. (Banks)	255	6,765
Steven Madden, Ltd.* (Apparel)	306	15,735
Stewart Enterprises, Inc. - Class A (Commercial Services)	561	7,372
Stewart Information Services Corp. (Insurance)	204	6,310
Stifel Financial Corp.* (Diversified Financial Services)	459	17,280
Stillwater Mining Co.* (Mining)	918	11,109
Stone Energy Corp.* (Oil & Gas)	408	9,939
Stoneridge, Inc.* (Electronics)	255	3,080
Strategic Hotels & Resorts, Inc.* (REIT)	1,377	12,200
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	153	7,783
Summit Hotel Properties, Inc. (REIT)	561	5,677
Sun Bancorp, Inc.* (Banks)	561	1,863
Sun Communities, Inc. (REIT)	255	12,347
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	153	4,812
SunCoke Energy, Inc.* (Coal)	561	8,864
SunEdison, Inc.* (Semiconductors)	1,734	17,478
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	408	2,073
SunPower Corp.* (Electrical Components & Equipment)	306	8,461
Sunstone Hotel Investors, Inc.* (REIT)	1,224	15,839
Super Micro Computer, Inc.* (Computers)	306	3,547
Superior Industries International, Inc. (Auto Parts & Equipment)	204	3,715
SUPERVALU, Inc.* (Food)	1,530	12,255
Support.com, Inc.* (Internet)	561	2,833
Susquehanna Bancshares, Inc. (Banks)	1,377	18,314
Swift Energy Co.* (Oil & Gas)	357	4,548
Swift Transportation Co.* (Transportation)	612	10,918
Swisher Hygiene, Inc.* (Commercial Services)	1,887	1,519
SWS Group, Inc.* (Diversified Financial Services)	357	2,128
Sykes Enterprises, Inc.* (Computers)	306	5,373
Symetra Financial Corp. (Insurance)	612	11,004
Symmetricom, Inc.* (Telecommunications)	510	2,621
Symmetry Medical, Inc.* (Healthcare - Products)	357	3,109
Synaptics, Inc.* (Computers)	255	10,200
Synchronoss Technologies, Inc.* (Software)	255	8,795
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	765	3,443
Synergy Resources Corp.* (Oil & Gas)	408	3,162
SYNNEX Corp.* (Software)	204	10,102
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	459	3,080
Take-Two Interactive Software, Inc.* (Software)	612	10,728
TAL International Group, Inc. (Trucking & Leasing)	255	10,263
Tangoe, Inc.* (Software)	255	4,605
Targa Resources Corp. (Oil & Gas Services)	255	17,383
Targacept, Inc.* (Pharmaceuticals)	408	2,040
TASER International, Inc.* (Electronics)	459	4,076
TCP Capital Corp. (Investment Companies)	255	4,052
Team Health Holdings, Inc.* (Commercial Services)	510	20,512
Team, Inc.* (Commercial Services)	153	5,996
TearLab Corp.* (Healthcare - Products)	255	3,608

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Tecumseh Products Co.* - Class A (Machinery - Diversified)	204	$2,342
Teekay Tankers, Ltd. - Class A (Transportation)	765	2,157
TeleCommunication Systems, Inc.* - Class A (Internet)	714	1,928
Teledyne Technologies, Inc.* (Aerospace/Defense)	255	20,444
TeleTech Holdings, Inc.* (Commercial Services)	153	3,833
Tellabs, Inc. (Telecommunications)	2,907	6,512
Tenneco, Inc.* (Auto Parts & Equipment)	459	22,183
Terreno Realty Corp. (REIT)	204	3,741
Tesco Corp.* (Oil & Gas Services)	306	4,051
Tessera Technologies, Inc. (Semiconductors)	408	8,189
TETRA Technologies, Inc.* (Oil & Gas Services)	612	6,193
TETRA Technologies, Inc.* (Environmental Control)	510	12,035
Texas Capital Bancshares, Inc.* (Banks)	306	13,920
Texas Industries, Inc.* (Building Materials)	153	9,507
Texas Roadhouse, Inc. - Class A (Retail)	459	11,218
Textainer Group Holdings, Ltd. (Trucking & Leasing)	153	5,415
The Active Network, Inc.* (Internet)	510	4,350
The Andersons, Inc. (Agriculture)	153	9,076
The Brink’s Co. (Commercial Services)	357	9,543
The Buckle, Inc. (Retail)	204	11,420
The Cato Corp. - Class A (Retail)	204	5,743
The Cheesecake Factory, Inc. (Retail)	408	17,316
The Children’s Place Retail Stores, Inc.* (Retail)	153	8,268
The Corporate Executive Board Co. (Commercial Services)	255	17,195
The Ensign Group, Inc. (Healthcare - Services)	153	5,851
The Finish Line, Inc. - Class A (Retail)	408	9,082
The First Marblehead Corp.* (Diversified Financial Services)	1,479	2,514
The Geo Group, Inc. (REIT)	510	17,707
The Greenbrier Cos., Inc.* (Trucking & Leasing)	204	4,665
The Hain Celestial Group, Inc.* (Food)	255	18,605
The Jones Group, Inc. (Apparel)	612	10,049
The KEYW Holding Corp.* (Computers)	306	3,926
The McClatchy Co.* - Class A (Media)	816	2,538
The Medicines Co.* (Biotechnology)	408	12,607
The Men’s Wearhouse, Inc. (Retail)	357	14,255
The Middleby Corp.* (Machinery - Diversified)	153	27,378
The New York Times Co.* - Class A (Media)	969	11,802
The Pantry, Inc.* (Retail)	255	3,175
The Pep Boys - Manny, Moe & Jack* (Retail)	459	5,715
The Ryland Group, Inc. (Home Builders)	357	14,437
The Ultimate Software Group, Inc.* (Software)	204	27,601
TherapeuticsMD, Inc.* (Pharmaceuticals)	816	1,885
Thermon Group Holdings, Inc.* (Oil & Gas Services)	255	5,103
THL Credit, Inc. (Investment Companies)	255	3,973
Thomas Properties Group, Inc. (Real Estate)	408	2,309
Thoratec Corp.* (Healthcare - Products)	408	13,378
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	510	2,764
TICC Capital Corp. (Investment Companies)	459	4,608
Titan International, Inc. (Auto Parts & Equipment)	408	7,034
TiVo, Inc.* (Home Furnishings)	969	10,707
Tootsie Roll Industries, Inc. (Food)	153	5,181
Tornier N.V.* (Healthcare - Products)	255	4,182
Tower Group International, Ltd. (Insurance)	459	10,038
Towerstream Corp.* (Internet)	816	2,391
Town Sports International Holdings, Inc. (Leisure Time)	255	3,218
TowneBank (Banks)	255	4,072
Tredegar Corp. (Miscellaneous Manufacturing)	204	6,122
TreeHouse Foods, Inc.* (Food)	255	18,102
Triangle Capital Corp. (Investment Companies)	204	5,924
Triangle Petroleum Corp.* (Oil & Gas)	459	3,259
TriMas Corp.* (Miscellaneous Manufacturing)	306	11,331
Triple-S Management Corp.* (Healthcare - Services)	204	4,439
TriQuint Semiconductor, Inc.* (Semiconductors)	1,275	10,187
Trius Therapeutics, Inc.* (Biotechnology)	357	5,034
TrueBlue, Inc.* (Commercial Services)	306	8,170
Trulia, Inc.* (Internet)	204	7,601
TrustCo Bank Corp. (Banks)	816	4,847
Trustmark Corp. (Banks)	510	13,755
TTM Technologies, Inc.* (Electronics)	459	4,241
Tuesday Morning Corp.* (Retail)	408	4,578
Tumi Holdings, Inc.* (Household Products/Wares)	357	8,539
Tutor Perini Corp.* (Engineering & Construction)	306	6,053
Tyler Technologies, Inc.* (Software)	255	19,028
U.S. Silica Holdings, Inc. (Mining)	204	4,937
UIL Holdings Corp. (Electric)	357	14,580
Ultra Clean Holdings, Inc.* (Semiconductors)	306	2,121
Ultrapetrol Bahamas, Ltd.* (Transportation)	459	1,409
Ultratech Stepper, Inc.* (Semiconductors)	204	5,961
UMB Financial Corp. (Banks)	255	15,249
Umpqua Holdings Corp. (Banks)	816	13,741
Unilife Corp.* (Healthcare - Products)	918	2,589

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Union First Market Bankshares (Banks)	204	$4,508
Unisys Corp.* (Computers)	357	9,261
United Bankshares, Inc. (Banks)	357	10,110
United Community Banks, Inc.* (Banks)	357	4,866
United Community Financial Corp.* (Savings & Loans)	459	2,121
United Financial Bancorp, Inc. (Savings & Loans)	204	3,184
United Fire Group, Inc. (Insurance)	204	5,306
United Natural Foods, Inc.* (Food)	357	20,919
United Online, Inc. (Internet)	765	6,212
United Stationers, Inc. (Distribution/Wholesale)	306	12,665
Universal American Corp. (Healthcare - Services)	357	3,870
Universal Corp. (Agriculture)	153	9,379
Universal Display Corp.* (Electrical Components & Equipment)	306	8,859
Universal Forest Products, Inc. (Building Materials)	153	6,311
Universal Insurance Holdings, Inc. (Insurance)	357	2,806
Universal Technical Institute, Inc. (Commercial Services)	255	2,984
UNS Energy Corp. (Electric)	306	15,560
Unwired Planet, Inc.* (Internet)	1,122	2,278
Uranium Energy Corp.* (Mining)	1,122	2,592
Ur-Energy, Inc.* (Mining)	1,581	1,850
Urstadt Biddle Properties - Class A (REIT)	204	4,308
US Airways Group, Inc.* (Airlines)	1,173	22,698
USA Mobility, Inc. (Telecommunications)	204	3,186
USG Corp.* (Building Materials)	561	14,099
UTI Worldwide, Inc. (Transportation)	663	10,940
VAALCO Energy, Inc.* (Oil & Gas)	561	3,478
Vail Resorts, Inc. (Entertainment)	255	17,081
Valassis Communications, Inc. - Class A (Commercial Services)	306	8,761
ValueClick, Inc.* (Internet)	561	13,711
ValueVision Media, Inc.* - Class A (Advertising)	459	2,722
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	306	3,568
Vanguard Health System, Inc.* (Healthcare - Services)	255	5,332
Vantage Drilling Co.* (Oil & Gas)	1,836	3,378
VASCO Data Security International, Inc.* (Internet)	306	2,518
Vector Group, Ltd. (Agriculture)	459	7,642
Veeco Instruments, Inc.* (Semiconductors)	306	10,637
Vera Bradley, Inc.* (Retail)	204	4,945
Verint Systems, Inc.* (Software)	408	14,598
Viad Corp. (Commercial Services)	153	3,680
ViaSat, Inc.* (Telecommunications)	306	20,438
Vical, Inc.* (Biotechnology)	816	3,150
ViewPoint Financial Group, Inc. (Savings & Loans)	306	6,600
Virginia Commerce BanCorp, Inc.* (Banks)	255	3,833
VirnetX Holding Corp.* (Internet)	357	6,808
ViroPharma, Inc.* (Pharmaceuticals)	459	15,753
Virtusa Corp.* (Computers)	204	5,259
VistaPrint N.V.* (Commercial Services)	255	13,000
Vitacost.com, Inc.* (Internet)	255	2,275
Vitamin Shoppe, Inc.* (Retail)	255	12,248
VIVUS, Inc.* (Pharmaceuticals)	765	11,330
Vocera Communications, Inc.* (Computers)	204	2,954
Vocus, Inc.* (Internet)	204	2,085
Volcano Corp.* (Healthcare - Products)	408	8,148
Volterra Semiconductor Corp.* (Semiconductors)	255	3,843
Vonage Holdings Corp.* (Telecommunications)	1,377	4,434
VOXX International Corp.* (Home Furnishings)	204	2,764
Vringo, Inc.* (Telecommunications)	765	2,410
W&T Offshore, Inc. (Oil & Gas)	306	4,985
Wabash National Corp.* (Auto Manufacturers)	561	6,020
WageWorks, Inc.* (Diversified Financial Services)	204	6,889
Walter Energy, Inc. (Coal)	510	5,707
Walter Investment Management Corp.* (Diversified Financial Services)	306	12,176
Warren Resources, Inc.* (Oil & Gas)	867	2,488
Washington REIT (REIT)	510	13,709
Watsco, Inc. (Distribution/Wholesale)	204	19,044
Watts Water Technologies, Inc. - Class A (Electronics)	204	10,665
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	408	4,647
Web.com Group, Inc.* (Internet)	306	7,950
WebMD Health Corp.* (Internet)	255	8,418
Webster Financial Corp. (Banks)	663	18,060
WellCare Health Plans, Inc.* (Healthcare - Services)	306	18,675
Werner Enterprises, Inc. (Transportation)	357	8,589
WesBanco, Inc. (Banks)	204	6,008
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	357	6,986
West Corp. (Telecommunications)	204	4,480
West Pharmaceutical Services, Inc. (Healthcare - Products)	255	18,809
Westamerica Bancorp (Banks)	204	9,790
Westell Technologies, Inc.* (Telecommunications)	663	1,717
Western Alliance Bancorp* (Banks)	561	9,948
Western Asset Mortgage Capital Corp. (REIT)	204	3,425
Western Refining, Inc. (Oil & Gas)	408	12,293
Westfield Financial, Inc. (Savings & Loans)	255	1,775
Wet Seal, Inc. (The)* (Retail)	816	3,582
WEX, Inc.* (Commercial Services)	255	22,169
WGL Holdings, Inc. (Gas)	357	16,411
Willbros Group, Inc.* (Oil & Gas Services)	408	2,929

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Wilshire Bancorp, Inc. (Banks)	561	$4,931
Winnebago Industries, Inc.* (Home Builders)	255	6,100
Winthrop Realty Trust (REIT)	255	3,256
Wintrust Financial Corp. (Banks)	255	10,432
WisdomTree Investments, Inc.* (Diversified Financial Services)	765	9,907
WMS Industries, Inc.* (Leisure Time)	408	10,506
Wolverine World Wide, Inc. (Apparel)	357	20,531
Woodward, Inc. (Electronics)	510	20,870
World Wrestling Entertainment, Inc. - Class A (Media)	306	3,256
Worthington Industries, Inc. (Metal Fabricate/Hardware)	408	14,594
Wright Medical Group, Inc.* (Healthcare - Products)	306	8,391
Xenoport, Inc.* (Pharmaceuticals)	510	2,749
XO Group, Inc.* (Internet)	255	3,050
Xoma Corp.* (Biotechnology)	714	3,877
Yelp, Inc.* (Internet)	255	10,659
Zagg, Inc.* (Electronics)	408	1,848
Zale Corp.* (Retail)	306	2,840
Zaza Energy Corp.* (Oil & Gas)	969	1,202
Zep, Inc. (Chemicals)	204	2,668
Zillow, Inc.* - Class A (Internet)	153	11,304
ZIOPHARM Oncology, Inc.* (Biotechnology)	867	2,584
Zix Corp.* (Internet)	663	2,984
Zogenix, Inc.* (Pharmaceuticals)	1,020	1,581
Zoltek Cos., Inc.* (Chemicals)	255	3,552
Zumiez, Inc.* (Retail)	204	5,624
TOTAL COMMON STOCKS (Cost $7,849,632)		10,345,243

Repurchase Agreements(a)(b)(91.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 7/31/13, due 8/1/13, total to be received $31,776,022	$31,776,000	$31,776,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,776,000)		31,776,000
TOTAL INVESTMENT SECURITIES
(Cost $39,625,632) - 121.6%		42,121,243
Net other assets (liabilities) - (21.6)%		(7,483,288)
NET ASSETS - 100.0%		$34,637,955

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $3,191,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/23/13 (Underlying notional amount at value $4,586,120)	44	$159,978

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$11,441,733	$82,808
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	8,395,595	38,138
		$120,946

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2013

Small-Cap ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$17,047	NM
Aerospace/Defense	139,635	0.4%
Agriculture	32,873	0.1%
Airlines	64,875	0.2%
Apparel	90,401	0.3%
Auto Manufacturers	6,020	NM
Auto Parts & Equipment	124,123	0.4%
Banks	650,371	1.9%
Biotechnology	283,406	0.8%
Building Materials	111,900	0.3%
Chemicals	208,857	0.6%
Coal	39,443	0.1%
Commercial Services	659,830	1.8%
Computers	187,892	0.5%
Cosmetics/Personal Care	8,376	NM
Distribution/Wholesale	92,013	0.3%
Diversified Financial Services	213,324	0.6%
Electric	229,208	0.7%
Electrical Components & Equipment	150,801	0.4%
Electronics	210,434	0.6%
Energy - Alternate Sources	28,251	0.1%
Engineering & Construction	76,810	0.2%
Entertainment	77,978	0.2%
Environmental Control	56,363	0.2%
Food	195,495	0.6%
Forest Products & Paper	76,242	0.2%
Gas	103,450	0.3%
Hand/Machine Tools	13,302	NM
Healthcare - Products	370,458	1.1%
Healthcare - Services	175,951	0.5%
Holding Companies - Diversified	19,166	0.1%
Home Builders	74,556	0.2%
Home Furnishings	40,811	0.1%
Household Products/Wares	55,839	0.2%
Housewares	5,031	NM
Insurance	264,275	0.8%
Internet	317,764	0.9%
Investment Companies	116,953	0.3%
Iron/Steel	22,826	0.1%
Leisure Time	71,359	0.2%
Lodging	31,548	0.1%
Machinery - Construction & Mining	5,355	NM
Machinery - Diversified	122,230	0.4%
Media	104,327	0.3%
Metal Fabricate/Hardware	71,595	0.2%
Mining	99,372	0.3%
Miscellaneous Manufacturing	171,655	0.5%
Office Furnishings	52,068	0.2%
Oil & Gas	307,530	0.9%
Oil & Gas Services	169,142	0.5%
Packaging & Containers	23,005	0.1%
Pharmaceuticals	338,082	1.0%
Pipelines	24,443	0.1%
Private Equity	15,388	NM
Real Estate	34,806	0.1%
REIT	827,532	2.3%
Retail	637,541	1.8%
Savings & Loans	128,731	0.4%
Semiconductors	385,463	1.1%
Software	515,258	1.5%
Storage/Warehousing	17,547	0.1%
Telecommunications	343,156	1.0%
Textiles	8,080	NM
Toys/Games/Hobbies	7,101	NM
Transportation	178,161	0.5%
Trucking & Leasing	20,344	0.1%
Water	22,074	0.1%
Other **	24,292,712	70.1%
Total	$34,637,955	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (50.1%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,938	$227,579
Abbott Laboratories (Pharmaceuticals)	4,788	175,384
AbbVie, Inc. (Pharmaceuticals)	4,864	221,215
Abercrombie & Fitch Co. - Class A (Retail)	228	11,370
Accenture PLC - Class A (Computers)	2,014	148,653
ACE, Ltd. (Insurance)	1,064	97,228
Actavis, Inc.* (Pharmaceuticals)	380	51,023
Adobe Systems, Inc.* (Software)	1,558	73,662
Advanced Micro Devices, Inc.* (Semiconductors)	1,862	7,020
Aetna, Inc. (Healthcare - Services)	1,178	75,592
AFLAC, Inc. (Insurance)	1,444	89,066
Agilent Technologies, Inc. (Electronics)	1,064	47,593
AGL Resources, Inc. (Gas)	380	17,400
Air Products & Chemicals, Inc. (Chemicals)	646	70,181
Airgas, Inc. (Chemicals)	190	19,610
Akamai Technologies, Inc.* (Software)	532	25,110
Alcoa, Inc. (Mining)	3,306	26,283
Alexion Pharmaceuticals, Inc.* (Biotechnology)	608	70,668
Allegheny Technologies, Inc. (Iron/Steel)	342	9,429
Allergan, Inc. (Pharmaceuticals)	912	83,101
Allstate Corp. (Insurance)	1,444	73,615
Altera Corp. (Semiconductors)	988	35,133
Altria Group, Inc. (Agriculture)	6,194	217,162
Amazon.com, Inc.* (Internet)	1,140	343,390
Ameren Corp. (Electric)	760	27,216
American Electric Power, Inc. (Electric)	1,482	68,691
American Express Co. (Diversified Financial Services)	2,964	218,653
American International Group, Inc.* (Insurance)	4,560	207,526
American Tower Corp. (REIT)	1,216	86,081
Ameriprise Financial, Inc. (Diversified Financial Services)	608	54,112
AmerisourceBergen Corp. (Pharmaceuticals)	722	42,071
Amgen, Inc. (Biotechnology)	2,318	251,016
Amphenol Corp. - Class A (Electronics)	494	38,809
Anadarko Petroleum Corp. (Oil & Gas)	1,558	137,914
Analog Devices, Inc. (Semiconductors)	950	46,892
Aon PLC (Insurance)	950	64,125
Apache Corp. (Oil & Gas)	1,216	97,584
Apartment Investment and Management Co. - Class A (REIT)	456	13,397
Apple Computer, Inc. (Computers)	2,888	1,306,821
Applied Materials, Inc. (Semiconductors)	3,686	60,119
Archer-Daniels-Midland Co. (Agriculture)	2,014	73,451
Assurant, Inc. (Insurance)	228	12,348
AT&T, Inc. (Telecommunications)	16,568	584,353
Autodesk, Inc.* (Software)	684	24,207
Automatic Data Processing, Inc. (Commercial Services)	1,482	106,837
AutoNation, Inc.* (Retail)	114	5,461
AutoZone, Inc.* (Retail)	114	51,138
AvalonBay Communities, Inc. (REIT)	380	51,429
Avery Dennison Corp. (Household Products/Wares)	304	13,598
Avon Products, Inc. (Cosmetics/Personal Care)	1,330	30,404
Baker Hughes, Inc. (Oil & Gas Services)	1,368	64,884
Ball Corp. (Packaging & Containers)	456	20,423
Bank of America Corp. (Banks)	33,212	484,895
Bank of New York Mellon Corp. (Banks)	3,572	112,339
Bard (C.R.), Inc. (Healthcare - Products)	228	26,129
Baxter International, Inc. (Healthcare - Products)	1,672	122,123
BB&T Corp. (Banks)	2,166	77,305
Beam, Inc. (Beverages)	494	32,105
Becton, Dickinson & Co. (Healthcare - Products)	608	63,062
Bed Bath & Beyond, Inc.* (Retail)	684	52,305
Bemis Co., Inc. (Packaging & Containers)	304	12,522
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,624	651,653
Best Buy Co., Inc. (Retail)	836	25,155
Biogen Idec, Inc.* (Biotechnology)	722	157,490
BlackRock, Inc. (Diversified Financial Services)	380	107,145
BMC Software, Inc.* (Software)	418	19,215
Boeing Co. (Aerospace/Defense)	2,090	219,659
BorgWarner, Inc.* (Auto Parts & Equipment)	342	32,637
Boston Properties, Inc. (REIT)	456	48,769
Boston Scientific Corp.* (Healthcare - Products)	4,142	45,231
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,054	218,535
Broadcom Corp. - Class A (Semiconductors)	1,634	45,049
Brown-Forman Corp. - Class B (Beverages)	456	33,065
C.H. Robinson Worldwide, Inc. (Transportation)	494	29,452
CA, Inc. (Software)	1,026	30,513
Cablevision Systems Corp. NY - Class A (Media)	684	12,784
Cabot Oil & Gas Corp. (Oil & Gas)	646	48,980
Cameron International Corp.* (Oil & Gas Services)	760	45,068
Campbell Soup Co. (Food)	532	24,898
Capital One Financial Corp. (Banks)	1,786	123,270
Cardinal Health, Inc. (Pharmaceuticals)	1,064	53,296
CareFusion Corp.* (Healthcare - Products)	684	26,382
CarMax, Inc.* (Retail)	684	33,543
Carnival Corp. - Class A (Leisure Time)	1,368	50,657
Caterpillar, Inc. (Machinery - Construction & Mining)	2,014	166,981
CBRE Group, Inc.* - Class A (Real Estate)	950	22,012
CBS Corp. - Class B (Media)	1,748	92,364
Celgene Corp.* (Biotechnology)	1,292	189,743
CenterPoint Energy, Inc. (Gas)	1,330	33,011
CenturyLink, Inc. (Telecommunications)	1,862	66,753

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares		Value
Cerner Corp.* (Software)	912		$44,688
CF Industries Holdings, Inc. (Chemicals)	190		37,242
Chesapeake Energy Corp. (Oil & Gas)	1,596		37,187
Chevron Corp. (Oil & Gas)	5,966		751,059
Chipotle Mexican Grill, Inc.* (Retail)	114		46,999
CIGNA Corp. (Healthcare - Services)	874		68,023
Cincinnati Financial Corp. (Insurance)	456		22,344
Cintas Corp. (Textiles)	304		14,443
Cisco Systems, Inc. (Telecommunications)	16,454		420,400
Citigroup, Inc. (Banks)	9,386		489,386
Citrix Systems, Inc.* (Software)	570		41,051
Cliffs Natural Resources, Inc. (Iron/Steel)	456		8,897
Clorox Co. (Household Products/Wares)	418		35,923
CME Group, Inc. (Diversified Financial Services)	950		70,281
CMS Energy Corp. (Electric)	836		23,400
Coach, Inc. (Apparel)	874		46,436
Coca-Cola Co. (Beverages)	11,818		473,666
Coca-Cola Enterprises, Inc. (Beverages)	798		29,957
Cognizant Technology Solutions Corp.* (Computers)	912		66,020
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,698		161,529
Comcast Corp. - Class A (Media)	8,132		366,590
Comerica, Inc. (Banks)	570		24,248
Computer Sciences Corp. (Computers)	456		21,733
ConAgra Foods, Inc. (Food)	1,292		46,783
ConocoPhillips (Oil & Gas)	3,762		244,003
CONSOL Energy, Inc. (Coal)	722		22,404
Consolidated Edison, Inc. (Electric)	912		54,629
Constellation Brands, Inc.* (Beverages)	456		23,753
Corning, Inc. (Telecommunications)	4,560		69,266
Costco Wholesale Corp. (Retail)	1,330		155,996
Covidien PLC (Healthcare - Products)	1,444		88,994
Crown Castle International Corp.* (Telecommunications)	912		64,068
CSX Corp. (Transportation)	3,154		78,251
Cummins, Inc. (Machinery - Diversified)	532		64,473
CVS Caremark Corp. (Retail)	3,762		231,325
D.R. Horton, Inc. (Home Builders)	874		17,567
Danaher Corp. (Miscellaneous Manufacturing)	1,786		120,269
Darden Restaurants, Inc. (Retail)	418		20,503
DaVita, Inc.* (Healthcare - Services)	266		30,965
Deere & Co. (Machinery - Diversified)	1,178		97,857
Dell, Inc. (Computers)	4,522		57,294
Delphi Automotive PLC (Auto Parts & Equipment)	912		48,993
Denbury Resources, Inc.* (Oil & Gas)	1,140		19,950
DENTSPLY International, Inc. (Healthcare - Products)	456		19,553
Devon Energy Corp. (Oil & Gas)	1,178		64,802
Diamond Offshore Drilling, Inc. (Oil & Gas)	228		15,376
DIRECTV* - Class A (Media)	1,710		108,192
Discover Financial Services (Diversified Financial Services)	1,520		75,255
Discovery Communications, Inc.* - Class A (Media)	760		60,587
Dollar General Corp.* (Retail)	912		49,859
Dollar Tree, Inc.* (Retail)	684		36,697
Dominion Resources, Inc. (Electric)	1,786		105,928
Dover Corp. (Miscellaneous Manufacturing)	532		45,560
Dr. Pepper Snapple Group, Inc. (Beverages)	646		30,194
DTE Energy Co. (Electric)	532		37,612
Duke Energy Corp. (Electric)	2,166		153,786
Dun & Bradstreet Corp. (Software)	114		11,814
E*TRADE Financial Corp.* (Diversified Financial Services)	874		13,023
E.I. du Pont de Nemours & Co. (Chemicals)	2,850		164,416
Eastman Chemical Co. (Chemicals)	494		39,732
Eaton Corp. (Miscellaneous Manufacturing)	1,444		99,564
eBay, Inc.* (Internet)	3,610		186,601
Ecolab, Inc. (Chemicals)	836		77,029
Edison International (Electric)	988		49,252
Edwards Lifesciences Corp.* (Healthcare - Products)	342		24,412
Electronic Arts, Inc.* (Software)	950		24,814
Eli Lilly & Co. (Pharmaceuticals)	3,040		161,454
EMC Corp. (Computers)	6,460		168,929
Emerson Electric Co. (Electrical Components & Equipment)	2,204		135,259
Ensco PLC - Class A (Oil & Gas)	722		41,399
Entergy Corp. (Electric)	532		35,910
EOG Resources, Inc. (Oil & Gas)	836		121,630
EQT Corp. (Oil & Gas)	456		39,444
Equifax, Inc. (Commercial Services)	380		24,027
Equity Residential (REIT)	988		55,328
Exelon Corp. (Electric)	2,622		80,207
Expedia, Inc. (Internet)	304		14,328
Expeditors International of Washington, Inc. (Transportation)	646		26,047
Express Scripts Holding Co.* (Pharmaceuticals)	2,508		164,399
Exxon Mobil Corp. (Oil & Gas)	13,718		1,286,062
F5 Networks, Inc.* (Internet)	228		20,009
Family Dollar Stores, Inc. (Retail)	304		20,903
Fastenal Co. (Distribution/Wholesale)	836		40,972
FedEx Corp. (Transportation)	912		96,672
Fidelity National Information Services, Inc. (Software)	912		39,362
Fifth Third Bancorp (Banks)	2,698		51,883
First Horizon National Corp. (Banks)	—	†	3
First Solar, Inc.* (Semiconductors)	190		9,356
FirstEnergy Corp. (Electric)	1,292		49,186
Fiserv, Inc.* (Software)	418		40,228
FLIR Systems, Inc. (Electronics)	456		14,806
Flowserve Corp. (Machinery - Diversified)	456		25,846
Fluor Corp. (Engineering & Construction)	494		30,904

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
FMC Corp. (Chemicals)	418	$27,655
FMC Technologies, Inc.* (Oil & Gas Services)	722	38,483
Ford Motor Co. (Auto Manufacturers)	12,122	204,619
Forest Laboratories, Inc.* (Pharmaceuticals)	722	31,450
Fossil Group, Inc.* (Distribution/Wholesale)	152	16,705
Franklin Resources, Inc. (Diversified Financial Services)	1,254	61,296
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,192	90,270
Frontier Communications Corp. (Telecommunications)	3,078	13,420
GameStop Corp. - Class A (Retail)	380	18,643
Gannett Co., Inc. (Media)	722	18,599
Garmin, Ltd. (Electronics)	342	13,707
General Dynamics Corp. (Aerospace/Defense)	1,026	87,559
General Electric Co. (Miscellaneous Manufacturing)	31,844	776,038
General Mills, Inc. (Food)	1,976	102,752
General Motors Co.* (Auto Manufacturers)	2,356	84,510
Genuine Parts Co. (Distribution/Wholesale)	494	40,503
Genworth Financial, Inc.* - Class A (Insurance)	1,520	19,745
Gilead Sciences, Inc.* (Biotechnology)	4,712	289,552
Google, Inc.* - Class A (Internet)	836	742,034
H & R Block, Inc. (Commercial Services)	836	26,275
Halliburton Co. (Oil & Gas Services)	2,888	130,509
Harley-Davidson, Inc. (Leisure Time)	684	38,831
Harman International Industries, Inc. (Home Furnishings)	228	13,801
Harris Corp. (Telecommunications)	342	19,518
Hartford Financial Services Group, Inc. (Insurance)	1,406	43,389
Hasbro, Inc. (Toys/Games/Hobbies)	342	15,732
HCP, Inc. (REIT)	1,406	61,681
Health Care REIT, Inc. (REIT)	874	56,364
Helmerich & Payne, Inc. (Oil & Gas)	342	21,614
Hess Corp. (Oil & Gas)	912	67,908
Hewlett-Packard Co. (Computers)	5,928	152,231
Honeywell International, Inc. (Electronics)	2,432	201,807
Hormel Foods Corp. (Food)	418	17,702
Hospira, Inc.* (Healthcare - Products)	494	20,106
Host Hotels & Resorts, Inc. (REIT)	2,280	40,721
Hudson City Bancorp, Inc. (Savings & Loans)	1,482	14,168
Humana, Inc. (Healthcare - Services)	494	45,082
Huntington Bancshares, Inc. (Banks)	2,584	22,093
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,292	93,076
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	874	53,358
Integrys Energy Group, Inc. (Electric)	228	14,318
Intel Corp. (Semiconductors)	15,314	356,816
IntercontinentalExchange, Inc.* (Diversified Financial Services)	228	41,599
International Business Machines Corp. (Computers)	3,230	629,979
International Flavors & Fragrances, Inc. (Chemicals)	266	21,461
International Game Technology (Entertainment)	798	14,739
International Paper Co. (Forest Products & Paper)	1,368	66,088
Intuit, Inc. (Software)	874	55,866
Intuitive Surgical, Inc.* (Healthcare - Products)	114	44,232
Invesco, Ltd. (Diversified Financial Services)	1,368	44,036
Iron Mountain, Inc. (Commercial Services)	532	14,790
J.C. Penney Co., Inc.* (Retail)	456	6,658
J.P. Morgan Chase & Co. (Banks)	11,628	648,028
Jabil Circuit, Inc. (Electronics)	570	13,104
Jacobs Engineering Group, Inc.* (Engineering & Construction)	418	24,746
JDS Uniphase Corp.* (Telecommunications)	722	10,592
Johnson & Johnson (Pharmaceuticals)	8,664	810,085
Johnson Controls, Inc. (Auto Parts & Equipment)	2,128	85,567
Joy Global, Inc. (Machinery - Construction & Mining)	342	16,929
Juniper Networks, Inc.* (Telecommunications)	1,558	33,762
Kansas City Southern Industries, Inc. (Transportation)	342	36,851
Kellogg Co. (Food)	798	52,860
KeyCorp (Banks)	2,850	35,027
Kimberly-Clark Corp. (Household Products/Wares)	1,178	116,386
Kimco Realty Corp. (REIT)	1,254	28,278
Kinder Morgan, Inc. (Pipelines)	1,938	73,179
KLA-Tencor Corp. (Semiconductors)	494	28,963
Kohls Corp. (Retail)	646	34,225
Kraft Foods Group, Inc. (Food)	1,824	103,202
Kroger Co. (Food)	1,596	62,675
L Brands, Inc. (Retail)	722	40,266
L-3 Communications Holdings, Inc. (Aerospace/Defense)	266	24,778
Laboratory Corp. of America Holdings* (Healthcare - Services)	304	29,409
Lam Research Corp.* (Semiconductors)	494	24,315
Legg Mason, Inc. (Diversified Financial Services)	342	11,761
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	456	14,323
Lennar Corp. - Class A (Home Builders)	494	16,732
Leucadia National Corp. (Holding Companies - Diversified)	912	24,469
Life Technologies Corp.* (Biotechnology)	532	39,687
Lincoln National Corp. (Insurance)	836	34,836
Linear Technology Corp. (Semiconductors)	722	29,284
Lockheed Martin Corp. (Aerospace/Defense)	836	100,420

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Loews Corp. (Insurance)	950	$43,273
Lorillard, Inc. (Agriculture)	1,178	50,100
Lowe’s Cos., Inc. (Retail)	3,306	147,381
LSI Logic Corp. (Semiconductors)	1,710	13,304
LyondellBasell Industries N.V. - Class A (Chemicals)	1,178	80,940
M&T Bank Corp. (Banks)	380	44,407
Macy’s, Inc. (Retail)	1,178	56,945
Marathon Oil Corp. (Oil & Gas)	2,166	78,756
Marathon Petroleum Corp. (Oil & Gas)	988	72,450
Marriott International, Inc. - Class A (Lodging)	723	30,035
Marsh & McLennan Cos., Inc. (Insurance)	1,710	71,598
Masco Corp. (Building Materials)	1,102	22,613
MasterCard, Inc. - Class A (Commercial Services)	304	185,625
Mattel, Inc. (Toys/Games/Hobbies)	1,064	44,720
McCormick & Co., Inc. (Food)	418	29,933
McDonald’s Corp. (Retail)	3,078	301,890
McGraw-Hill Cos., Inc. (Media)	836	51,715
McKesson Corp. (Pharmaceuticals)	684	83,899
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	608	44,287
MeadWestvaco Corp. (Forest Products & Paper)	532	19,657
Medtronic, Inc. (Healthcare - Products)	3,116	172,127
Merck & Co., Inc. (Pharmaceuticals)	9,310	448,463
MetLife, Inc. (Insurance)	3,382	163,756
Microchip Technology, Inc. (Semiconductors)	608	24,162
Micron Technology, Inc.* (Semiconductors)	3,192	42,294
Microsoft Corp. (Software)	23,142	736,611
Molex, Inc. (Electrical Components & Equipment)	418	12,469
Molson Coors Brewing Co. - Class B (Beverages)	494	24,730
Mondelez International, Inc. - Class A (Food)	5,510	172,297
Monsanto Co. (Chemicals)	1,634	161,407
Monster Beverage Corp.* (Beverages)	456	27,811
Moody’s Corp. (Commercial Services)	608	41,204
Morgan Stanley Dean Witter & Co. (Banks)	4,218	114,772
Motorola Solutions, Inc. (Telecommunications)	836	45,838
Murphy Oil Corp. (Oil & Gas)	570	38,600
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,178	39,534
Nabors Industries, Ltd. (Oil & Gas)	912	14,036
NASDAQ Stock Market, Inc. (Diversified Financial Services)	380	12,312
National Oilwell Varco, Inc. (Oil & Gas Services)	1,330	93,326
Neilsen Holdings N.V. (Media)	646	21,589
NetApp, Inc. (Computers)	1,102	45,314
Netflix, Inc.* (Internet)	190	46,402
Newell Rubbermaid, Inc. (Housewares)	874	23,615
Newfield Exploration Co.* (Oil & Gas)	418	10,283
Newmont Mining Corp. (Mining)	1,520	45,600
News Corp.* - Class A (Media)	1,520	24,214
NextEra Energy, Inc. (Electric)	1,292	111,900
NIKE, Inc. - Class B (Apparel)	2,242	141,067
NiSource, Inc. (Gas)	950	29,184
Noble Corp. (Oil & Gas)	798	30,484
Noble Energy, Inc. (Oil & Gas)	1,102	68,864
Nordstrom, Inc. (Retail)	456	27,925
Norfolk Southern Corp. (Transportation)	988	72,282
Northeast Utilities System (Electric)	988	43,877
Northern Trust Corp. (Banks)	684	40,041
Northrop Grumman Corp. (Aerospace/Defense)	722	66,467
NRG Energy, Inc. (Electric)	988	26,498
Nucor Corp. (Iron/Steel)	988	46,218
NVIDIA Corp. (Semiconductors)	1,786	25,772
NYSE Euronext (Diversified Financial Services)	760	32,042
Occidental Petroleum Corp. (Oil & Gas)	2,470	219,954
Omnicom Group, Inc. (Advertising)	798	51,287
ONEOK, Inc. (Pipelines)	646	34,206
Oracle Corp. (Software)	11,324	366,332
O’Reilly Automotive, Inc.* (Retail)	342	42,839
Owens-Illinois, Inc.* (Packaging & Containers)	494	14,697
PACCAR, Inc. (Auto Manufacturers)	1,102	62,010
Pall Corp. (Miscellaneous Manufacturing)	342	23,926
Parker Hannifin Corp. (Miscellaneous Manufacturing)	456	47,096
Patterson Cos., Inc. (Healthcare - Products)	266	10,877
Paychex, Inc. (Commercial Services)	988	38,967
Peabody Energy Corp. (Coal)	836	13,844
Pentair, Ltd. (Miscellaneous Manufacturing)	646	39,458
People’s United Financial, Inc. (Savings & Loans)	1,026	15,390
Pepco Holdings, Inc. (Electric)	760	15,618
PepsiCo, Inc. (Beverages)	4,750	396,815
PerkinElmer, Inc. (Electronics)	342	11,659
Perrigo Co. (Pharmaceuticals)	266	33,088
PetSmart, Inc. (Retail)	304	22,259
Pfizer, Inc. (Pharmaceuticals)	20,558	600,910
PG&E Corp. (Electric)	1,368	62,778
Philip Morris International, Inc. (Agriculture)	5,054	450,715
Phillips 66 (Oil & Gas)	1,900	116,849
Pinnacle West Capital Corp. (Electric)	342	20,144
Pioneer Natural Resources Co. (Oil & Gas)	418	64,690
Pitney Bowes, Inc. (Office/Business Equipment)	608	10,038
Plum Creek Timber Co., Inc. (REIT)	494	24,097
PNC Financial Services Group (Banks)	1,634	124,266
PPG Industries, Inc. (Chemicals)	456	73,161
PPL Corp. (Electric)	1,824	57,948
Praxair, Inc. (Chemicals)	912	109,595

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Precision Castparts Corp. (Metal Fabricate/Hardware)	456	$101,104
Priceline.com, Inc.* (Internet)	152	133,102
Principal Financial Group, Inc. (Insurance)	836	36,249
Procter & Gamble Co. (Cosmetics/Personal Care)	8,436	677,411
Progressive Corp. (Insurance)	1,710	44,477
Prologis, Inc. (REIT)	1,520	58,307
Prudential Financial, Inc. (Insurance)	1,444	114,033
Public Service Enterprise Group, Inc. (Electric)	1,558	52,645
Public Storage, Inc. (REIT)	456	72,604
PulteGroup, Inc.* (Home Builders)	1,064	17,695
PVH Corp. (Retail)	266	35,056
QEP Resources, Inc. (Oil & Gas)	570	17,379
Qualcomm, Inc. (Semiconductors)	5,320	343,406
Quanta Services, Inc.* (Commercial Services)	646	17,319
Quest Diagnostics, Inc. (Healthcare - Services)	494	28,805
Ralph Lauren Corp. (Apparel)	190	34,591
Range Resources Corp. (Oil & Gas)	494	39,075
Raytheon Co. (Aerospace/Defense)	988	70,978
Red Hat, Inc.* (Software)	570	29,509
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	228	61,574
Regions Financial Corp. (Banks)	4,370	43,744
Republic Services, Inc. (Environmental Control)	912	30,926
Reynolds American, Inc. (Agriculture)	988	48,837
Robert Half International, Inc. (Commercial Services)	418	15,566
Rockwell Automation, Inc. (Machinery - Diversified)	418	40,483
Rockwell Collins, Inc. (Aerospace/Defense)	418	29,749
Roper Industries, Inc. (Machinery - Diversified)	304	38,292
Ross Stores, Inc. (Retail)	684	46,149
Rowan Cos. PLC* - Class A (Oil & Gas)	380	13,053
Ryder System, Inc. (Transportation)	152	9,400
Safeway, Inc. (Food)	760	19,600
SAIC, Inc. (Commercial Services)	874	13,363
Salesforce.com, Inc.* (Software)	1,672	73,150
SanDisk Corp.* (Computers)	760	41,891
SCANA Corp. (Electric)	418	21,698
Schlumberger, Ltd. (Oil & Gas Services)	4,104	333,778
Scripps Networks Interactive - Class A (Media)	266	18,825
Seagate Technology PLC (Computers)	988	40,419
Sealed Air Corp. (Packaging & Containers)	608	16,562
Sempra Energy (Gas)	684	59,939
Sherwin-Williams Co. (Chemicals)	266	46,329
Sigma-Aldrich Corp. (Chemicals)	380	31,753
Simon Property Group, Inc. (REIT)	950	152,058
SLM Corp. (Diversified Financial Services)	1,368	33,803
Snap-on, Inc. (Hand/Machine Tools)	190	18,022
Southern Co. (Electric)	2,698	120,977
Southwest Airlines Co. (Airlines)	2,242	31,007
Southwestern Energy Co.* (Oil & Gas)	1,102	42,747
Spectra Energy Corp. (Pipelines)	2,052	73,852
St. Jude Medical, Inc. (Healthcare - Products)	874	45,789
Stanley Black & Decker, Inc. (Hand/Machine Tools)	494	41,802
Staples, Inc. (Retail)	2,052	34,925
Starbucks Corp. (Retail)	2,318	165,134
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	608	40,219
State Street Corp. (Banks)	1,406	97,956
Stericycle, Inc.* (Environmental Control)	266	30,840
Stryker Corp. (Healthcare - Products)	874	61,582
SunTrust Banks, Inc. (Banks)	1,672	58,169
Symantec Corp. (Internet)	2,128	56,775
Sysco Corp. (Food)	1,824	62,946
T. Rowe Price Group, Inc. (Diversified Financial Services)	798	60,042
Target Corp. (Retail)	1,976	140,790
TE Connectivity, Ltd. (Electronics)	1,292	65,944
TECO Energy, Inc. (Electric)	646	11,415
Tenet Healthcare Corp.* (Healthcare - Services)	304	13,574
Teradata Corp.* (Computers)	494	29,205
Teradyne, Inc.* (Semiconductors)	570	9,399
Tesoro Petroleum Corp. (Oil & Gas)	418	23,763
Texas Instruments, Inc. (Semiconductors)	3,420	134,064
Textron, Inc. (Miscellaneous Manufacturing)	874	23,930
The ADT Corp. (Commercial Services)	684	27,415
The AES Corp. (Electric)	1,900	23,636
The Charles Schwab Corp. (Diversified Financial Services)	3,382	74,708
The Chubb Corp. (Insurance)	798	69,027
The Dow Chemical Co. (Chemicals)	3,724	130,489
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	722	47,399
The Gap, Inc. (Retail)	912	41,861
The Goldman Sachs Group, Inc. (Banks)	1,330	218,160
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	760	14,060
The Hershey Co. (Food)	456	43,261
The Home Depot, Inc. (Retail)	4,484	354,371
The Interpublic Group of Cos., Inc. (Advertising)	1,330	21,879
The JM Smucker Co. - Class A (Food)	342	38,482
The Macerich Co. (REIT)	418	25,937
The Mosaic Co. (Chemicals)	836	34,351
The Travelers Cos., Inc. (Insurance)	1,178	98,422
The Williams Cos., Inc. (Pipelines)	2,090	71,415
Thermo Fisher Scientific, Inc. (Electronics)	1,102	100,403
Tiffany & Co. (Retail)	380	30,214
Time Warner Cable, Inc. (Media)	912	104,032

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Time Warner, Inc. (Media)	2,888	$179,807
TJX Cos., Inc. (Retail)	2,204	114,696
Torchmark Corp. (Insurance)	266	18,907
Total System Services, Inc. (Commercial Services)	494	13,541
TripAdvisor, Inc.* (Internet)	342	25,657
Twenty-First Century Fox, Inc. - Class A (Media)	6,118	182,805
Tyco International, Ltd. (Electronics)	1,444	50,266
Tyson Foods, Inc. - Class A (Food)	874	24,140
U.S. Bancorp (Banks)	5,700	212,724
Union Pacific Corp. (Transportation)	1,444	229,003
United Parcel Service, Inc. - Class B (Transportation)	2,204	191,307
United States Steel Corp. (Iron/Steel)	456	7,912
United Technologies Corp. (Aerospace/Defense)	2,622	276,805
UnitedHealth Group, Inc. (Healthcare - Services)	3,154	229,770
UnumProvident Corp. (Insurance)	836	26,451
Urban Outfitters, Inc.* (Retail)	342	14,556
V.F. Corp. (Apparel)	266	52,402
Valero Energy Corp. (Oil & Gas)	1,672	59,807
Varian Medical Systems, Inc.* (Healthcare - Products)	342	24,795
Ventas, Inc. (REIT)	912	59,955
VeriSign, Inc.* (Internet)	456	21,815
Verizon Communications, Inc. (Telecommunications)	8,816	436,216
Viacom, Inc. - Class B (Media)	1,368	99,549
Visa, Inc. - Class A (Commercial Services)	1,558	275,782
Vornado Realty Trust (REIT)	532	45,119
Vulcan Materials Co. (Mining)	418	19,721
W.W. Grainger, Inc. (Distribution/Wholesale)	190	49,807
Walgreen Co. (Retail)	2,660	133,665
Wal-Mart Stores, Inc. (Retail)	5,054	393,909
Walt Disney Co. (Media)	5,548	358,678
Washington Post Co. - Class B (Media)	38	20,420
Waste Management, Inc. (Environmental Control)	1,368	57,497
Waters Corp.* (Electronics)	266	26,850
WellPoint, Inc. (Healthcare - Services)	912	78,031
Wells Fargo & Co. (Banks)	15,162	659,546
Western Digital Corp. (Computers)	646	41,589
Western Union Co. (Commercial Services)	1,710	30,712
Weyerhaeuser Co. (REIT)	1,672	47,485
Whirlpool Corp. (Home Furnishings)	228	30,538
Whole Foods Market, Inc. (Food)	1,064	59,137
Windstream Corp. (Telecommunications)	1,824	15,230
Wisconsin Energy Corp. (Electric)	722	31,393
WPX Energy, Inc.* (Oil & Gas)	608	11,680
Wyndham Worldwide Corp. (Lodging)	418	26,041
Wynn Resorts, Ltd. (Lodging)	228	30,354
Xcel Energy, Inc. (Electric)	1,520	45,524
Xerox Corp. (Office/Business Equipment)	3,800	36,860
Xilinx, Inc. (Semiconductors)	798	37,259
XL Group PLC (Insurance)	874	27,400
Xylem, Inc. (Machinery - Diversified)	570	14,210
Yahoo!, Inc.* (Internet)	2,926	82,191
YUM! Brands, Inc. (Retail)	1,368	99,755
Zimmer Holdings, Inc. (Healthcare - Products)	532	44,411
Zions Bancorp (Banks)	570	16,895
Zoetis, Inc. (Pharmaceuticals)	1,558	46,444
TOTAL COMMON STOCKS
(Cost $28,079,271)		46,238,928

Repurchase Agreements(a)(b)(37.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 7/31/13, due 8/1/13, total to be received $34,803,024	$34,803,000	$34,803,000
TOTAL REPURCHASE AGREEMENTS
(Cost $34,803,000)		34,803,000
TOTAL INVESTMENT SECURITIES
(Cost $62,882,271) - 87.8%		81,041,928
Net other assets (liabilities) - 12.2%		11,298,561
NET ASSETS - 100.0%		$92,340,489

†	Number of shares is less than 0.50.
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $14,401,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $5,213,425)	62	$151,956

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$38,902,764	$9,894
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	22,880,221	12,742
Equity Index Swap Agreement with UBS AG, based on the S&P 500	47,527,960	9,359
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	24,384,039	9,113
		$41,108

UltraBull ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$73,166	0.1%
Aerospace/Defense	876,415	0.9%
Agriculture	840,265	0.9%
Airlines	31,007	NM
Apparel	274,496	0.3%
Auto Manufacturers	351,139	0.4%
Auto Parts & Equipment	181,257	0.2%
Banks	3,699,156	4.0%
Beverages	1,072,095	1.2%
Biotechnology	1,059,730	1.1%
Building Materials	22,613	NM
Chemicals	1,125,352	1.2%
Coal	36,248	NM
Commercial Services	831,424	0.9%
Computers	2,750,078	3.0%
Cosmetics/Personal Care	916,743	1.0%
Distribution/Wholesale	147,987	0.2%
Diversified Financial Services	910,068	1.0%
Electric	1,346,186	1.5%
Electrical Components & Equipment	147,728	0.2%
Electronics	584,948	0.6%
Engineering & Construction	55,650	0.1%
Entertainment	14,739	NM
Environmental Control	119,263	0.1%
Food	860,668	0.9%
Forest Products & Paper	85,745	0.1%
Gas	139,534	0.2%
Hand/Machine Tools	59,824	0.1%
Healthcare - Products	839,805	0.9%
Healthcare - Services	599,251	0.6%
Holding Companies - Diversified	24,469	NM
Home Builders	51,994	0.1%
Home Furnishings	44,339	NM
Household Products/Wares	165,907	0.2%
Housewares	23,615	NM
Insurance	2,029,468	2.2%
Internet	1,672,304	1.8%
Iron/Steel	72,456	0.1%
Leisure Time	89,488	0.1%
Lodging	126,649	0.1%
Machinery - Construction & Mining	183,910	0.2%
Machinery - Diversified	281,161	0.3%
Media	1,720,751	1.9%
Metal Fabricate/Hardware	101,104	0.1%
Mining	181,874	0.2%
Miscellaneous Manufacturing	1,564,177	1.7%
Office/Business Equipment	46,898	0.1%
Oil & Gas	3,917,383	4.2%
Oil & Gas Services	706,048	0.8%
Packaging & Containers	64,204	0.1%
Pharmaceuticals	3,308,637	3.6%
Pipelines	252,651	0.3%
Real Estate	22,012	NM
REIT	927,610	1.0%
Retail	3,045,366	3.3%
Savings & Loans	29,558	NM
Semiconductors	1,272,607	1.4%
Software	1,636,132	1.8%
Telecommunications	1,779,416	1.9%
Textiles	14,443	NM
Toys/Games/Hobbies	60,452	0.1%
Transportation	769,265	0.8%
Other **	46,101,561	49.9%
Total	$92,340,489	100.0%

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks (51.3%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	750	$4,935
1st United Bancorp, Inc. (Banks)	875	6,808
8x8, Inc.* (Telecommunications)	1,500	13,590
A.H. Belo Corp. - Class A (Media)	1,875	26,738
AAON, Inc. (Building Materials)	500	10,785
AAR Corp. (Aerospace/Defense)	750	18,180
Abaxis, Inc. (Healthcare - Products)	375	15,788
ABIOMED, Inc.* (Healthcare - Products)	750	18,810
ABM Industries, Inc. (Commercial Services)	1,000	25,900
Abraxas Petroleum Corp.* (Oil & Gas)	2,500	6,100
Acacia Research Corp. (Commercial Services)	875	19,967
Acadia Healthcare Co., Inc.* (Healthcare - Services)	625	23,044
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	1,250	24,624
Acadia Realty Trust (REIT)	1,000	25,780
Accelrys, Inc.* (Software)	1,250	10,913
Acco Brands Corp.* (Household Products/Wares)	2,250	14,873
Accretive Health, Inc.* (Commercial Services)	1,250	12,475
Accuray, Inc.* (Healthcare - Products)	1,625	10,091
Accuride Corp.* (Auto Parts & Equipment)	1,125	6,435
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	625	7,281
Aceto Corp. (Chemicals)	625	9,700
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	1,875	13,388
ACI Worldwide, Inc.* (Software)	750	35,513
Acorda Therapeutics, Inc.* (Biotechnology)	750	28,478
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,250	44,137
Actuate Corp.* (Software)	1,125	8,303
Acuity Brands, Inc. (Electrical Components & Equipment)	750	64,874
Acxiom Corp.* (Software)	1,375	35,434
ADTRAN, Inc. (Telecommunications)	1,125	29,734
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	750	16,245
Advent Software, Inc. (Software)	625	18,394
Advisory Board Co.* (Commercial Services)	625	36,680
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	500	45,794
Aegion Corp.* (Engineering & Construction)	750	17,115
Aeroflex Holding Corp.* (Semiconductors)	625	4,700
Aeropostale, Inc.* (Retail)	1,500	22,695
Aerovironment, Inc.* (Aerospace/Defense)	375	8,479
AFC Enterprises, Inc.* (Retail)	500	18,400
Affymetrix, Inc.* (Healthcare - Products)	1,750	6,650
AG Mortgage Investment Trust, Inc. (REIT)	625	11,338
AH Belo Corp. - Class A (Media)	625	4,688
Air Methods Corp. (Healthcare - Services)	750	25,193
Air Transport Services Group, Inc.* (Transportation)	1,250	8,350
Aircastle, Ltd. (Diversified Financial Services)	1,250	21,975
AK Steel Holding Corp.* (Iron/Steel)	3,000	10,200
Akorn, Inc.* (Pharmaceuticals)	1,125	15,964
Albany International Corp. - Class A (Machinery - Diversified)	500	17,255
Albany Molecular Research, Inc.* (Commercial Services)	625	7,944
Alexander & Baldwin, Inc.* (Real Estate)	750	33,218
Align Technology, Inc.* (Healthcare - Products)	1,250	53,799
ALLETE, Inc. (Electric)	750	40,215
Alliance One International, Inc.* (Agriculture)	2,125	8,096
Allied Nevada Gold Corp.* (Mining)	2,125	14,174
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,000	46,170
ALON USA Energy, Inc. (Oil & Gas)	500	6,830
Alpha Natural Resources, Inc.* (Coal)	4,125	22,440
Alphatec Holdings, Inc.* (Healthcare - Products)	2,125	4,888
Altisource Residential Corp.* (Diversified Financial Services)	500	9,585
Altra Holdings, Inc. (Machinery - Diversified)	500	12,470
AMAG Pharmaceuticals, Inc.* (Biotechnology)	500	11,250
Ambac Financial Group, Inc.* (Insurance)	875	21,910
Ambarella, Inc.* (Semiconductors)	500	8,300
AMCOL International Corp. (Mining)	500	17,540
Amedisys, Inc.* (Healthcare - Services)	750	9,383
Ameresco, Inc.* (Electric)	625	5,713
American Apparel, Inc.* (Apparel)	2,125	4,271
American Assets Trust, Inc. (REIT)	625	20,250
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,250	24,313
American Capital Mortgage Investment Corp. (REIT)	1,125	22,028
American Equity Investment Life Holding Co. (Insurance)	1,250	22,750
American Greetings Corp. - Class A (Household Products/Wares)	625	11,900
American Realty Capital Properties, Inc. (REIT)	2,750	39,737
American Software, Inc. - Class A (Software)	625	5,663
American States Water Co. (Water)	375	24,083
American Superconductor Corp.* (Electrical Components & Equipment)	1,750	4,393
American Vanguard Corp. (Chemicals)	625	15,431
Ameris Bancorp* (Banks)	500	9,625
Ameristar Casinos, Inc. (Lodging)	625	16,544
Amicus Therapeutics, Inc.* (Pharmaceuticals)	1,500	3,660
Amkor Technology, Inc.* (Semiconductors)	1,625	6,858

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
AMN Healthcare Services, Inc.* (Commercial Services)	1,000	$14,780
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	875	4,865
AmSurg Corp.* (Healthcare - Services)	625	24,444
AmTrust Financial Services, Inc. (Insurance)	500	20,815
Amyris, Inc.* (Energy - Alternate Sources)	1,250	3,438
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	875	6,694
ANADIGICS, Inc.* (Semiconductors)	2,375	5,106
Angie’s List, Inc.* (Internet)	750	16,515
AngioDynamics, Inc.* (Healthcare - Products)	625	7,469
Anixter International, Inc.* (Telecommunications)	500	41,519
ANN, Inc.* (Retail)	875	29,654
Antares Pharma, Inc.* (Pharmaceuticals)	2,500	11,050
Anworth Mortgage Asset Corp. (REIT)	2,875	13,973
API Technologies Corp.* (Aerospace/Defense)	1,375	4,194
Apogee Enterprises, Inc. (Building Materials)	625	16,725
Apollo Commercial Real Estate Finance, Inc. (REIT)	750	12,023
Apollo Investment Corp. (Investment Companies)	4,125	33,536
Apollo Residential Mortgage, Inc. (REIT)	625	10,019
Applied Industrial Technologies, Inc. (Machinery - Diversified)	750	39,120
Applied Micro Circuits Corp.* (Semiconductors)	1,375	16,321
Approach Resources, Inc.* (Oil & Gas)	625	16,556
Arabian American Development Co.* (Oil & Gas)	625	5,588
Arbitron, Inc. (Commercial Services)	500	22,980
ARC Document Solutions, Inc.* (Commercial Services)	1,250	5,963
Arch Coal, Inc. (Coal)	4,250	16,575
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,000	27,800
Argo Group International Holdings, Ltd. (Insurance)	500	22,325
Arkansas Best Corp. (Transportation)	500	10,850
Armada Hoffler Properties, Inc. (REIT)	500	5,435
ARMOUR Residential REIT, Inc. (REIT)	6,875	30,663
ArQule, Inc.* (Biotechnology)	2,000	5,340
Array BioPharma, Inc.* (Pharmaceuticals)	2,500	16,650
ARRIS Group, Inc.* (Telecommunications)	2,125	31,959
ArthroCare Corp.* (Healthcare - Products)	500	18,129
Aruba Networks, Inc.* (Telecommunications)	2,125	37,782
Asbury Automotive Group, Inc.* (Retail)	625	30,525
Ashford Hospitality Trust (REIT)	1,125	13,129
Aspen Technology, Inc.* (Software)	1,625	52,877
Associated Estates Realty Corp. (REIT)	1,000	15,280
Astec Industries, Inc. (Machinery - Construction & Mining)	375	13,125
Astex Pharmaceuticals, Inc.* (Biotechnology)	2,125	11,114
Astoria Financial Corp. (Savings & Loans)	1,750	21,350
athenahealth, Inc.* (Software)	625	69,969
Atlantic Power Corp. (Electric)	2,625	11,183
Atlas Air Worldwide Holdings, Inc.* (Transportation)	500	22,320
ATMI, Inc.* (Semiconductors)	625	15,531
Atricure, Inc.* (Healthcare - Products)	625	6,038
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	1,000	18,360
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	3,000	14,130
Aveo Phamaceuticals, Inc.* (Commercial Services)	1,750	4,200
AVG Technologies N.V.* (Software)	500	11,150
Aviat Networks, Inc.* (Telecommunications)	1,875	4,969
Avid Technology, Inc.* (Software)	875	5,215
Avista Corp. (Electric)	1,125	32,378
Axcelis Technologies, Inc.* (Semiconductors)	3,125	6,813
Axiall Corp. (Chemicals)	1,250	55,099
AZZ, Inc. (Miscellaneous Manufacturing)	500	18,915
B&G Foods, Inc. - Class A (Food)	1,000	34,840
Balchem Corp. (Chemicals)	500	24,880
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	625	15,744
Bancorp, Inc.* (Banks)	750	11,250
BancorpSouth, Inc. (Banks)	1,750	34,388
Bank Mutual Corp. (Savings & Loans)	1,125	6,986
Bank of the Ozarks, Inc. (Banks)	625	29,863
BankFinancial Corp. (Savings & Loans)	625	5,375
Bankrate, Inc.* (Internet)	1,000	17,930
Banner Corp. (Banks)	375	13,905
Barnes & Noble, Inc.* (Retail)	875	15,619
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,000	33,000
Basic Energy Services, Inc.* (Oil & Gas Services)	750	8,580
Bazaarvoice, Inc.* (Internet)	1,000	10,480
BBCN Bancorp, Inc. (Banks)	1,500	21,914
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	875	35,691
Beazer Homes USA, Inc.* (Home Builders)	500	8,595
bebe Stores, Inc. (Retail)	1,000	5,980
Belden, Inc. (Electrical Components & Equipment)	750	43,958
Benchmark Electronics, Inc.* (Electronics)	1,000	22,120
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	750	6,465
Berkshire Hills Bancorp, Inc. (Savings & Loans)	500	13,050
Berry Petroleum Co. - Class A (Oil & Gas)	1,000	40,549

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Berry Plastics Group, Inc.* (Packaging & Containers)	1,000	$23,060
BGC Partners, Inc. - Class A (Diversified Financial Services)	2,500	15,700
Bill Barrett Corp.* (Oil & Gas)	875	19,618
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	1,125	4,860
BIOLASE, Inc.* (Healthcare - Products)	1,125	4,106
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	500	13,375
BioScrip, Inc.* (Pharmaceuticals)	1,125	18,280
Biotime, Inc.* (Biotechnology)	1,250	4,913
BJ’s Restaurants, Inc.* (Retail)	500	17,820
Black Diamond, Inc.* (Leisure Time)	625	6,463
Black Hills Corp. (Electric)	750	39,788
Blackbaud, Inc. (Software)	875	30,704
BlackRock Kelso Capital Corp. (Investment Companies)	1,500	15,165
Bloomin Brands, Inc.* (Retail)	1,000	23,600
Blount International, Inc.* (Miscellaneous Manufacturing)	1,000	13,180
Blucora, Inc.* (Internet)	875	17,500
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	1,625	3,006
Bob Evans Farms, Inc. (Retail)	500	25,410
Boingo Wireless, Inc.* (Internet)	625	4,375
Boise, Inc. (Forest Products & Paper)	2,000	18,200
Bonanza Creek Energy, Inc.* (Oil & Gas)	500	20,370
Boston Private Financial Holdings, Inc. (Banks)	1,500	16,575
Bottomline Technologies, Inc.* (Software)	750	21,803
Boulder Brands, Inc.* (Food)	1,250	16,138
Boyd Gaming Corp.* (Lodging)	1,125	14,974
BPZ Resources, Inc.* (Oil & Gas)	3,250	7,833
Brady Corp. - Class A (Electronics)	875	29,111
Bravo Brio Restaurant Group, Inc.* (Retail)	500	8,170
Briggs & Stratton Corp. (Machinery - Diversified)	875	17,719
Brightcove, Inc.* (Internet)	750	7,665
Bristow Group, Inc. (Transportation)	625	42,507
BroadSoft, Inc.* (Internet)	500	14,920
Brookline Bancorp, Inc. (Savings & Loans)	1,500	14,790
Brooks Automation, Inc. (Semiconductors)	1,375	13,503
Brown Shoe Co., Inc. (Retail)	875	20,799
Brunswick Corp. (Leisure Time)	1,625	61,343
Buckeye Technologies, Inc. (Forest Products & Paper)	750	27,915
Buffalo Wild Wings, Inc.* (Retail)	375	38,842
Builders FirstSource, Inc.* (Building Materials)	1,125	6,638
C&J Energy Services, Inc.* (Oil & Gas Services)	875	16,931
Cabot Microelectronics Corp.* (Semiconductors)	500	18,490
CACI International, Inc.* - Class A (Computers)	375	24,900
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	1,375	10,271
Caesars Entertainment Corp.* (Lodging)	750	12,045
Cal Dive International, Inc.* (Oil & Gas Services)	2,750	5,390
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	500	5,325
Calamp Corp.* (Telecommunications)	750	11,513
Calgon Carbon Corp.* (Environmental Control)	1,000	17,930
California Water Service Group (Water)	875	19,075
Calix, Inc.* (Telecommunications)	875	10,220
Callaway Golf Co. (Leisure Time)	1,500	10,770
Callidus Software, Inc.* (Software)	1,000	6,670
Callon Petroleum Co.* (Oil & Gas)	1,375	5,500
Cambrex Corp.* (Biotechnology)	625	9,156
Campus Crest Communities, Inc. (REIT)	1,250	14,188
Cantel Medical Corp. (Healthcare - Products)	500	13,270
Capital Bank Financial Corp.* - Class A (Banks)	500	9,550
Capital Lease Funding, Inc. (REIT)	1,750	14,840
Capital Senior Living Corp.* (Healthcare - Services)	625	14,400
Capitol Federal Financial, Inc. (Savings & Loans)	2,750	34,677
Capstead Mortgage Corp. (REIT)	1,750	20,685
Capstone Turbine Corp.* (Electrical Components & Equipment)	7,125	10,474
CARBO Ceramics, Inc. (Oil & Gas Services)	375	32,948
Cardinal Financial Corp. (Banks)	625	10,225
Cardiovascular System, Inc.* (Healthcare - Products)	500	10,295
Cardtronics, Inc.* (Commercial Services)	875	25,777
Career Education Corp.* (Commercial Services)	1,750	5,635
Carrizo Oil & Gas, Inc.* (Oil & Gas)	750	23,752
Carrols Restaurant Group, Inc.* (Retail)	750	4,928
Casella Waste System, Inc.* - Class A (Environmental Control)	1,250	5,963
Casey’s General Stores, Inc. (Retail)	625	41,394
Cash America International, Inc. (Retail)	500	21,000
Cathay Bancorp, Inc. (Banks)	1,500	35,640
Cavium, Inc.* (Semiconductors)	875	31,989
Cbeyond, Inc.* (Telecommunications)	750	6,353
CBIZ, Inc.* (Commercial Services)	1,000	7,260
Cedar Realty Trust, Inc. (REIT)	1,625	9,003
Celadon Group, Inc. (Transportation)	500	10,055
Cell Therapeutics, Inc.* (Biotechnology)	4,000	4,520
Celldex Therapeutics, Inc.* (Biotechnology)	1,500	30,719
Centene Corp.* (Healthcare - Services)	1,000	55,469
Centerstate Banks, Inc. (Banks)	750	7,395
Central European Media Enterprises, Ltd.* - Class A (Media)	2,000	6,720

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,000	$7,540
Central Pacific Financial Corp.* (Banks)	500	9,295
Century Aluminum Co.* (Mining)	1,125	9,439
Cenveo, Inc.* (Commercial Services)	2,000	4,880
Cepheid, Inc.* (Healthcare - Products)	1,250	43,587
Cerus Corp.* (Healthcare - Products)	1,750	9,800
CEVA, Inc.* (Semiconductors)	500	9,115
Chambers Street Properties (REIT)	4,500	36,404
Chart Industries, Inc.* (Machinery - Diversified)	500	56,850
Charter Financial Corp. (Savings & Loans)	625	6,806
Checkpoint Systems, Inc.* (Electronics)	875	15,050
Chelsea Therapeutics International, Ltd.* (Biotechnology)	2,125	6,290
Chemed Corp. (Commercial Services)	375	26,471
Chemical Financial Corp. (Banks)	500	14,930
Chemocentryx, Inc.* (Pharmaceuticals)	625	8,738
Chemtura Corp.* (Chemicals)	1,750	39,130
Chesapeake Lodging Trust (REIT)	875	20,046
Chiquita Brands International, Inc.* (Food)	1,000	12,080
Christopher & Banks Corp.* (Retail)	1,000	6,840
CIBER, Inc.* (Computers)	1,875	6,825
Ciena Corp.* (Telecommunications)	1,875	41,362
Cincinnati Bell, Inc.* (Telecommunications)	4,250	14,663
Cirrus Logic, Inc.* (Semiconductors)	1,250	24,100
Citizens, Inc.* (Insurance)	1,125	8,033
Clarcor, Inc. (Miscellaneous Manufacturing)	875	48,107
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	1,375	17,751
Clearwater Paper Corp.* (Forest Products & Paper)	375	18,345
Cleco Corp. (Electric)	1,125	54,573
Cloud Peak Energy, Inc.* (Coal)	1,125	18,034
CNO Financial Group, Inc. (Insurance)	3,875	55,334
CoBiz Financial, Inc. (Banks)	875	8,785
Coeur d’Alene Mines Corp.* (Mining)	1,875	25,143
Cogent Communications Group, Inc. (Internet)	875	25,043
Cognex Corp. (Machinery - Diversified)	750	39,832
Cohen & Steers, Inc. (Diversified Financial Services)	375	12,889
Coherent, Inc. (Electronics)	500	28,340
Cohu, Inc. (Semiconductors)	625	7,375
Colonial Properties Trust (REIT)	1,625	39,341
Colony Financial, Inc. (REIT)	1,250	25,350
Columbia Banking System, Inc. (Banks)	1,000	24,980
Columbus McKinnon Corp.* (Machinery - Diversified)	375	8,295
Comfort Systems USA, Inc. (Building Materials)	750	11,588
Commercial Metals Co. (Iron/Steel)	2,125	32,916
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	750	5,430
Community Bank System, Inc. (Banks)	750	25,155
CommVault Systems, Inc.* (Software)	875	73,875
comScore, Inc.* (Internet)	750	21,720
Comstock Resources, Inc. (Oil & Gas)	1,000	16,770
Comverse, Inc.* (Telecommunications)	500	15,659
CONMED Corp. (Healthcare - Products)	500	16,400
Conn’s, Inc.* (Retail)	375	24,233
Consolidated Communications Holdings, Inc. (Telecommunications)	750	13,118
Constant Contact, Inc.* (Internet)	625	11,994
Convergys Corp. (Commercial Services)	1,875	35,493
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,125	37,733
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,125	4,484
CoreSite Realty Corp. (REIT)	375	12,735
Corinthian Colleges, Inc.* (Commercial Services)	2,375	5,320
Cornerstone OnDemand, Inc.* (Software)	750	33,030
Coronado Biosciences, Inc.* (Biotechnology)	625	4,894
CoStar Group, Inc.* (Commercial Services)	500	78,274
Cousins Properties, Inc. (REIT)	2,000	20,500
Cowen Group, Inc.* - Class A (Diversified Financial Services)	2,375	7,671
Cracker Barrel Old Country Store, Inc. (Retail)	375	36,713
Crawford & Co. (Insurance)	875	6,878
Cray, Inc.* (Computers)	750	17,378
Crimson Exploration, Inc.* (Oil & Gas)	1,125	3,611
Crocs, Inc.* (Apparel)	1,625	22,214
Cross Country Healthcare, Inc.* (Commercial Services)	875	4,935
Crosstex Energy, Inc. (Pipelines)	875	17,579
Crown Media Holdings, Inc.* (Media)	1,500	4,455
CryoLife, Inc. (Healthcare - Products)	875	6,195
CSG Systems International, Inc. (Software)	625	14,800
CTS Corp. (Electronics)	750	10,538
CubeSmart (REIT)	2,375	38,474
Cubic Corp. (Aerospace/Defense)	375	18,956
Cumulus Media, Inc.* - Class A (Media)	2,000	8,560
Curis, Inc.* (Biotechnology)	2,125	8,819
Curtiss-Wright Corp. (Aerospace/Defense)	875	35,560
Customers Bancorp, Inc.* (Banks)	500	8,375
CVB Financial Corp. (Banks)	1,750	22,907
Cyberonics, Inc.* (Healthcare - Products)	500	25,995
Cynosure, Inc.* - Class A (Healthcare - Products)	375	10,680
Cypress Semiconductor Corp. (Semiconductors)	2,750	35,117
CyrusOne, Inc. (Internet)	500	10,175
CYS Investments, Inc. (REIT)	3,250	26,975
Cytokinetics, Inc.* (Biotechnology)	625	7,775
Cytori Therapeutics, Inc.* (Pharmaceuticals)	2,125	5,993
Daktronics, Inc. (Electronics)	875	9,520

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Dana Holding Corp. (Auto Parts & Equipment)	2,625	$57,356
Darling International, Inc.* (Environmental Control)	2,125	43,138
DCT Industrial Trust, Inc. (REIT)	5,250	39,428
DealerTrack Holdings, Inc.* (Internet)	750	28,049
Delek US Holdings, Inc. (Oil & Gas)	750	22,688
Deluxe Corp. (Commercial Services)	875	35,884
Demand Media, Inc.* (Media)	1,000	6,540
Dendreon Corp.* (Biotechnology)	3,250	14,918
Denny’s Corp.* (Retail)	2,000	11,380
DepoMed, Inc.* (Pharmaceuticals)	1,375	8,965
Destination XL Group, Inc.* (Retail)	1,125	7,256
Dexcom, Inc.* (Healthcare - Products)	1,250	27,225
DFC Global Corp.* (Commercial Services)	875	13,554
Diamond Foods, Inc.* (Food)	500	10,195
DiamondRock Hospitality Co. (REIT)	3,500	33,950
Dice Holdings, Inc.* (Internet)	875	7,586
Digi International, Inc.* (Software)	625	6,206
Digital Generation, Inc.* (Media)	750	5,813
Digital River, Inc.* (Internet)	750	12,743
DigitalGlobe, Inc.* (Telecommunications)	1,375	44,549
Dime Community Bancshares, Inc. (Savings & Loans)	625	10,969
Diodes, Inc.* (Semiconductors)	750	20,558
Dole Food Co., Inc.* (Food)	1,000	12,900
Doral Financial Corp.* (Diversified Financial Services)	125	3,001
Dorman Products, Inc. (Auto Parts & Equipment)	500	23,540
Douglas Dynamics, Inc. (Auto Parts & Equipment)	500	7,185
Drew Industries, Inc. (Building Materials)	500	20,415
DSP Group, Inc.* (Semiconductors)	625	4,656
DuPont Fabros Technology, Inc. (REIT)	1,125	25,774
Dyax Corp.* (Pharmaceuticals)	2,500	10,075
Dycom Industries, Inc.* (Engineering & Construction)	625	16,550
Dynavax Technologies Corp.* (Biotechnology)	5,250	6,983
Dynegy, Inc.* (Electric)	1,750	36,470
Dynex Capital, Inc. (REIT)	1,125	10,811
E.W. Scripps Co.* - Class A (Media)	625	10,381
Eagle Bancorp, Inc.* (Banks)	500	13,135
EarthLink, Inc. (Internet)	2,125	13,324
EastGroup Properties, Inc. (REIT)	500	30,930
Ebix, Inc. (Software)	750	8,700
Education Management Corp.* (Commercial Services)	750	5,288
Education Realty Trust, Inc. (REIT)	2,125	20,039
eHealth, Inc.* (Insurance)	375	11,528
El Paso Electric Co. (Electric)	750	28,328
Electro Rent Corp. (Commercial Services)	500	8,940
Electro Scientific Industries, Inc. (Electronics)	625	7,094
Electronics for Imaging, Inc.* (Computers)	875	26,275
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	500	20,530
Ellie Mae, Inc.* (Diversified Financial Services)	500	11,775
EMCOR Group, Inc. (Engineering & Construction)	1,250	51,600
Emerald Oil, Inc.* (Oil & Gas)	1,000	7,200
Emergent Biosolutions, Inc.* (Biotechnology)	625	11,056
Emeritus Corp.* (Healthcare - Services)	750	17,393
Empire District Electric Co. (Electric)	875	20,283
Employers Holdings, Inc. (Insurance)	625	16,431
Emulex Corp.* (Semiconductors)	1,875	15,019
Encore Capital Group, Inc.* (Diversified Financial Services)	500	19,430
Encore Wire Corp. (Electrical Components & Equipment)	375	15,641
Endeavour International Corp.* (Oil & Gas)	1,500	6,390
Endocyte, Inc.* (Pharmaceuticals)	625	11,231
Endologix, Inc.* (Healthcare - Products)	1,250	19,537
Energy Recovery, Inc.* (Environmental Control)	1,250	5,463
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,500	40,274
EnerNOC, Inc.* (Electric)	625	9,763
EnerSys (Electrical Components & Equipment)	875	46,304
Ennis, Inc. (Commercial Services)	625	11,581
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	375	21,311
Entegris, Inc.* (Semiconductors)	2,625	25,016
Entercom Communications Corp.* - Class A (Media)	625	6,131
Entravision Communications Corp. - Class A (Media)	1,250	7,113
Entropic Communications, Inc.* (Semiconductors)	2,000	8,860
Envestnet, Inc.* (Software)	500	12,445
Enzon Pharmaceuticals, Inc. (Biotechnology)	2,000	4,000
EPAM Systems, Inc.* (Software)	500	14,475
EPIQ Systems, Inc. (Software)	750	9,758
EPL Oil & Gas, Inc.* (Oil & Gas)	625	20,100
EPR Properties (REIT)	875	44,082
Equal Energy, Ltd. (Oil & Gas)	1,125	4,725
Equity One, Inc. (REIT)	1,125	26,033
Era Group, Inc.* (Transportation)	375	9,146
ESCO Technologies, Inc. (Electronics)	500	17,315
Esterline Technologies Corp.* (Aerospace/Defense)	500	40,720
Ethan Allen Interiors, Inc. (Home Furnishings)	500	15,185
Euronet Worldwide, Inc.* (Commercial Services)	875	32,209
EverBank Financial Corp. (Savings & Loans)	1,500	23,280
Evercore Partners, Inc. - Class A (Diversified Financial Services)	625	29,638

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
EVERTEC, Inc.* (Commercial Services)	625	$14,938
Exact Sciences Corp.* (Biotechnology)	1,250	17,149
ExamWorks Group, Inc.* (Commercial Services)	625	15,175
Exar Corp.* (Semiconductors)	875	11,384
Excel Trust, Inc. (REIT)	1,000	12,980
EXCO Resources, Inc. (Oil & Gas)	2,625	22,759
Exelixis, Inc.* (Biotechnology)	3,625	18,379
ExlService Holdings, Inc.* (Commercial Services)	625	17,500
Express, Inc.* (Retail)	1,500	33,824
Exterran Holdings, Inc.* (Oil & Gas Services)	1,000	31,750
Extreme Networks, Inc.* (Telecommunications)	2,250	9,743
EZCORP, Inc.* - Class A (Retail)	1,000	18,080
F.N.B. Corp. (Banks)	2,625	33,180
Fabrinet* (Miscellaneous Manufacturing)	625	9,256
Fair Isaac Corp. (Software)	625	31,225
Fairpoint Communications, Inc.* (Telecommunications)	625	5,475
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,250	12,125
FEI Co. (Electronics)	625	48,405
FelCor Lodging Trust, Inc.* (REIT)	2,500	15,100
Female Health Co. (Healthcare - Products)	625	5,738
Ferro Corp.* (Chemicals)	1,500	9,795
Fiesta Restaurant Group, Inc.* (Retail)	375	11,831
Fifth & Pacific Cos., Inc.* (Retail)	2,125	50,617
Fifth Street Finance Corp. (Investment Companies)	2,250	24,390
Financial Engines, Inc. (Diversified Financial Services)	875	41,772
Finisar Corp.* (Telecommunications)	1,750	33,827
First American Financial Corp. (Insurance)	1,875	42,619
First Bancorp* (Banks)	1,500	11,295
First Bancorp (Banks)	500	7,915
First Busey Corp. (Banks)	1,750	8,733
First Cash Financial Services, Inc.* (Retail)	500	26,700
First Commonwealth Financial Corp. (Banks)	2,000	15,020
First Financial Bancorp (Banks)	1,125	18,124
First Financial Bankshares, Inc. (Banks)	625	38,530
First Industrial Realty Trust, Inc. (REIT)	2,000	32,720
First Merchants Corp. (Banks)	625	11,700
First Midwest Bancorp, Inc. (Banks)	1,375	20,996
First Potomac Realty Trust (REIT)	1,125	15,266
First Security Group, Inc.* (Banks)	2,125	5,079
FirstMerit Corp. (Banks)	2,875	64,457
Five Below, Inc.* (Retail)	625	24,288
Five Star Quality Care, Inc.* (Healthcare - Services)	1,125	6,660
Flagstar BanCorp, Inc.* (Savings & Loans)	500	8,200
Flotek Industries, Inc.* (Oil & Gas Services)	1,000	19,580
Flow International Corp.* (Machinery - Diversified)	1,375	5,308
Fluidigm Corp.* (Electronics)	500	8,880
Flushing Financial Corp. (Savings & Loans)	625	11,850
Forest Oil Corp.* (Oil & Gas)	2,625	13,440
Forestar Group, Inc.* (Real Estate)	750	16,208
FormFactor, Inc.* (Semiconductors)	1,250	9,088
Forum Energy Technologies, Inc.* (Oil & Gas Services)	750	21,660
Forward Air Corp. (Transportation)	625	22,856
Francesca’s Holdings Corp.* (Retail)	875	21,753
Franklin Electric Co., Inc. (Hand/Machine Tools)	875	32,603
Franklin Street Properties Corp. (REIT)	1,750	23,293
Fred’s, Inc. - Class A (Retail)	750	12,900
Fresh Del Monte Produce, Inc. (Food)	750	21,068
Frontline, Ltd.* (Transportation)	2,125	5,568
FTI Consulting, Inc.* (Commercial Services)	750	27,945
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	4,375	5,338
Fuller (H.B.) Co. (Chemicals)	875	35,131
Furmanite Corp.* (Metal Fabricate/Hardware)	1,000	7,490
Fusion-IO, Inc.* (Computers)	1,500	21,629
FutureFuel Corp. (Energy - Alternate Sources)	500	7,895
FX Energy, Inc.* (Oil & Gas)	1,625	5,948
FXCM, Inc. (Diversified Financial Services)	750	12,375
G & K Services, Inc. - Class A (Textiles)	375	19,804
Galena Biopharma, Inc.* (Biotechnology)	2,500	4,875
GasLog, Ltd. (Transportation)	625	8,688
Gastar Exploration, Ltd.* (Oil & Gas)	1,875	6,188
GenCorp, Inc.* (Aerospace/Defense)	1,125	19,699
Generac Holdings, Inc. (Electrical Components & Equipment)	875	37,930
General Cable Corp. (Electrical Components & Equipment)	875	27,580
General Communication, Inc.* - Class A (Telecommunications)	875	7,744
General Moly, Inc.* (Mining)	2,250	4,230
Genesco, Inc.* (Retail)	500	35,190
GenMark Diagnostics, Inc.* (Healthcare - Products)	750	7,125
Gentherm, Inc.* (Auto Parts & Equipment)	750	15,300
Gentiva Health Services, Inc.* (Healthcare - Services)	750	8,055
Geron Corp.* (Biotechnology)	3,750	4,913
Getty Realty Corp. (REIT)	500	10,295
GFI Group, Inc. (Diversified Financial Services)	1,750	7,000
Gibraltar Industries, Inc.* (Building Materials)	625	9,625
Glacier Bancorp, Inc. (Banks)	1,375	33,468
Gladstone Capital Corp. (Investment Companies)	625	5,388

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Gladstone Investment Corp. (Private Equity)	750	$5,385
Glatfelter (Forest Products & Paper)	875	23,161
Glimcher Realty Trust (REIT)	2,625	29,505
Global Cash Access Holdings, Inc.* (Commercial Services)	1,500	10,485
Global Eagle Entertainment, Inc.* (Internet)	625	7,069
Global Geophysical Services* (Oil & Gas Services)	875	3,841
Global Sources, Ltd.* (Internet)	625	4,525
Globe Specialty Metals, Inc. (Mining)	1,250	14,913
Globecomm Systems, Inc.* (Telecommunications)	625	9,056
Globus Med, Inc.* - Class A (Healthcare - Products)	1,000	16,759
Glu Mobile, Inc.* (Software)	2,000	5,480
Gold Resource Corp. (Mining)	875	6,948
Golub Capital BDC, Inc. (Investment Companies)	750	13,635
Goodrich Petroleum Corp.* (Oil & Gas)	625	11,888
Government Properties Income Trust (REIT)	1,000	25,270
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,250	16,920
Gramercy Property Trust, Inc.* (REIT)	1,500	7,125
Grand Canyon Education, Inc.* (Commercial Services)	875	29,593
Granite Construction, Inc. (Engineering & Construction)	750	22,688
Graphic Packaging Holding Co.* (Packaging & Containers)	3,875	33,325
Gray Television, Inc.* (Media)	1,125	8,786
Great Lakes Dredge & Dock Co. (Commercial Services)	1,250	9,613
Greatbatch, Inc.* (Healthcare - Products)	500	18,900
Green Dot Corp.* - Class A (Commercial Services)	500	11,640
Green Plains Renewable Energy* (Energy - Alternate Sources)	625	10,350
Greenhill & Co., Inc. (Diversified Financial Services)	500	25,170
Greenlight Capital Re, Ltd.* - Class A (Insurance)	625	16,525
Griffon Corp. (Building Materials)	1,000	11,900
Group 1 Automotive, Inc. (Retail)	375	27,296
GSI Group, Inc.* (Electronics)	750	6,308
GSI Technology, Inc.* (Semiconductors)	750	5,213
GSV Capital Corp.* (Private Equity)	625	5,781
GT Advanced Technologies, Inc.* (Semiconductors)	2,625	13,623
GTx, Inc.* (Biotechnology)	750	3,593
Guidewire Software, Inc.* (Software)	750	32,820
GulfMark Offshore, Inc. - Class A (Transportation)	500	24,625
H&E Equipment Services, Inc. (Commercial Services)	625	14,275
Hackett Group, Inc. (Commercial Services)	875	4,865
Haemonetics Corp.* (Healthcare - Products)	875	36,942
Halcon Resources Corp.* (Oil & Gas)	3,875	21,235
Halozyme Therapeutics, Inc.* (Biotechnology)	1,875	15,956
Hampton Roads Bankshares, Inc.* (Banks)	2,250	3,825
Hancock Holding Co. (Banks)	1,500	49,139
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	625	23,075
Hanmi Financial Corp.* (Banks)	625	10,625
Harbinger Group, Inc.* (Holding Companies - Diversified)	875	6,965
Harmonic, Inc.* (Telecommunications)	2,250	17,235
Harris Teeter Supermarkets, Inc. (Food)	875	43,033
Harte-Hanks, Inc. (Advertising)	1,000	9,560
Harvard Bioscience, Inc.* (Biotechnology)	875	4,681
Haverty Furniture Cos., Inc. (Retail)	375	9,750
Hawaiian Holdings, Inc.* (Airlines)	1,250	9,550
Headwaters, Inc.* (Building Materials)	1,500	14,145
Healthcare Realty Trust, Inc. (REIT)	1,625	41,778
Healthcare Services Group, Inc. (Commercial Services)	1,250	30,763
HealthSouth Corp. (Healthcare - Services)	1,500	48,839
HealthStream, Inc.* (Internet)	375	11,813
Healthways, Inc.* (Healthcare - Services)	750	12,870
Heartland Express, Inc. (Transportation)	1,000	14,720
Heartland Payment Systems, Inc. (Commercial Services)	625	23,319
Hecla Mining Co. (Mining)	6,500	20,995
HEICO Corp. (Aerospace/Defense)	1,000	56,799
Helen of Troy, Ltd.* (Household Products/Wares)	625	26,550
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,875	47,568
Hercules Offshore, Inc.* (Oil & Gas)	3,000	20,700
Hercules Technology Growth Capital, Inc. (Private Equity)	1,250	17,425
Heritage Commerce Corp.* (Banks)	625	4,594
Heritage Oaks Bancorp* (Banks)	750	4,988
Herman Miller, Inc. (Office Furnishings)	1,125	31,624
Hersha Hospitality Trust (REIT)	3,875	22,746
HFF, Inc. - Class A (Real Estate)	625	13,125
Hibbett Sports, Inc.* (Retail)	500	29,325
Higher One Holdings, Inc.* (Diversified Financial Services)	750	8,100
Highwoods Properties, Inc. (REIT)	1,500	54,419
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,000	24,790
Hilltop Holdings, Inc.* (Insurance)	1,250	21,288
Hittite Microwave Corp.* (Semiconductors)	625	39,049
HMS Holdings Corp.* (Commercial Services)	1,625	39,309
HNI Corp. (Office Furnishings)	875	33,346
Home Bancshares, Inc. (Banks)	875	23,905
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	1,000	25,030

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
HomeTrust Bancshares, Inc.* (Savings & Loans)	500	$8,115
Horace Mann Educators Corp. (Insurance)	750	21,255
Horizon Pharma, Inc.* (Holding Companies - Diversified)	1,750	4,410
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	625	33,094
Horsehead Holding Corp.* (Mining)	875	10,719
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	2,250	12,038
HSN, Inc. (Retail)	625	37,537
Hub Group, Inc.* - Class A (Transportation)	750	28,687
Hudson Pacific Properties, Inc. (REIT)	875	18,988
Huron Consulting Group, Inc.* (Commercial Services)	500	25,470
Hutchinson Technology, Inc.* (Computers)	875	3,001
IBERIABANK Corp. (Banks)	500	29,400
ICF International, Inc.* (Commercial Services)	375	12,521
ICG Group, Inc.* (Internet)	875	10,614
Iconix Brand Group, Inc.* (Apparel)	1,000	32,840
IDACORP, Inc. (Electric)	875	46,173
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	2,375	9,334
iGATE Corp.* (Computers)	750	17,483
II-VI, Inc.* (Electronics)	1,000	17,680
Imation Corp.* (Computers)	1,125	5,265
Immersion Corp.* (Computers)	625	8,963
ImmunoGen, Inc.* (Biotechnology)	1,625	30,956
Immunomedics, Inc.* (Biotechnology)	1,625	9,246
Impax Laboratories, Inc.* (Pharmaceuticals)	1,250	25,925
Imperva, Inc.* (Software)	375	18,983
Incontact, Inc.* (Software)	1,250	10,600
Independent Bank Corp. (Banks)	500	18,620
Infinera Corp.* (Telecommunications)	2,125	23,184
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	1,000	21,180
Infoblox, Inc.* (Software)	875	28,613
Inland Real Estate Corp. (REIT)	1,625	16,721
InnerWorkings, Inc.* (Software)	1,000	11,680
Innophos Holdings, Inc. (Chemicals)	375	18,690
Innospec, Inc. (Chemicals)	500	21,460
Inphi Corp.* (Semiconductors)	625	7,288
Insight Enterprises, Inc.* (Computers)	875	18,716
Insmed, Inc.* (Biotechnology)	625	6,944
Insperity, Inc. (Commercial Services)	500	16,534
Insulet Corp.* (Healthcare - Products)	1,000	31,890
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	375	14,771
Integrated Device Technology, Inc.* (Semiconductors)	2,500	22,525
Integrated Silicon Solution, Inc.* (Semiconductors)	625	7,481
Inteliquent, Inc. (Telecommunications)	1,000	8,340
InterDigital, Inc. (Telecommunications)	750	29,798
Interface, Inc. (Office Furnishings)	1,125	21,364
Intermec, Inc.* (Machinery - Diversified)	1,250	12,413
InterMune, Inc.* (Biotechnology)	1,625	25,204
Internap Network Services Corp.* (Internet)	1,125	9,169
International Bancshares Corp. (Banks)	1,000	24,210
International Rectifier Corp.* (Semiconductors)	1,250	30,137
International Speedway Corp. - Class A (Entertainment)	500	16,925
Intersil Corp. - Class A (Semiconductors)	2,500	25,525
Interval Leisure Group, Inc. (Leisure Time)	750	16,133
Intralinks Holdings, Inc.* (Internet)	1,000	9,500
Intrepid Potash, Inc. (Chemicals)	1,000	12,780
Invacare Corp. (Healthcare - Products)	750	11,708
InvenSense, Inc.* (Electronics)	1,125	19,890
Invesco Mortgage Capital, Inc. (REIT)	2,375	39,020
Investment Technology Group, Inc.* (Diversified Financial Services)	750	10,658
Investors Bancorp, Inc. (Savings & Loans)	875	19,425
Investors Real Estate Trust (REIT)	2,000	17,280
ION Geophysical Corp.* (Oil & Gas Services)	2,625	16,144
Iridium Communications, Inc.* (Telecommunications)	1,375	11,578
iRobot Corp.* (Machinery - Diversified)	500	17,480
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,750	21,419
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,000	57,700
Isle of Capri Casinos, Inc.* (Entertainment)	625	4,963
iStar Financial, Inc.* (REIT)	1,625	18,460
Itron, Inc.* (Electronics)	750	32,340
ITT Educational Services, Inc.* (Commercial Services)	500	13,115
Ixia* (Telecommunications)	1,125	15,638
IXYS Corp. (Semiconductors)	625	7,025
j2 Global, Inc. (Computers)	875	40,048
Jack in the Box, Inc.* (Retail)	750	30,068
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	500	3,005
Janus Capital Group, Inc. (Diversified Financial Services)	2,750	25,768
JetBlue Airways Corp.* (Airlines)	4,250	27,795
Jive Software, Inc.* (Software)	750	10,065
John Bean Technologies Corp. (Miscellaneous Manufacturing)	625	14,819
Jos. A. Bank Clothiers, Inc.* (Retail)	500	20,430
Journal Communications, Inc.* - Class A (Media)	1,000	9,159
K12, Inc.* (Commercial Services)	500	15,550
Kaiser Aluminum Corp. (Mining)	375	24,468
Kaman Corp. - Class A (Aerospace/Defense)	500	18,930
KapStone Paper & Packaging Corp. (Forest Products & Paper)	750	33,038
Kaydon Corp. (Metal Fabricate/Hardware)	625	18,175
KB Home (Home Builders)	1,500	26,625

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
KCAP Financial, Inc. (Investment Companies)	625	$6,544
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	1,125	10,373
Kelly Services, Inc. - Class A (Commercial Services)	625	12,231
KEMET Corp.* (Electronics)	1,250	5,450
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,000	17,100
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,625	14,788
Key Energy Services, Inc.* (Oil & Gas Services)	3,000	19,020
Kforce, Inc. (Commercial Services)	625	10,425
Kimball International, Inc. - Class B (Home Furnishings)	750	8,243
Kindred Healthcare, Inc.* (Healthcare - Services)	1,125	17,280
Kior, Inc.* - Class A (Energy - Alternate Sources)	1,125	5,411
Kite Realty Group Trust (REIT)	1,875	10,819
Knight Transportation, Inc. (Transportation)	1,125	19,091
Knightsbridge Tankers, Ltd. (Transportation)	750	5,745
Knoll, Inc. (Office Furnishings)	1,000	16,520
Kodiak Oil & Gas Corp.* (Oil & Gas)	4,750	46,122
Kopin Corp.* (Semiconductors)	1,750	6,493
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	375	14,494
Korn/Ferry International* (Commercial Services)	1,000	19,530
Kraton Performance Polymers, Inc.* (Chemicals)	625	12,688
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	1,125	7,582
Krispy Kreme Doughnuts, Inc.* (Retail)	1,250	26,275
L&L Energy, Inc.* (Coal)	1,250	3,913
Laclede Group, Inc. (Gas)	625	28,663
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	3,125	5,875
Lakeland Bancorp, Inc. (Banks)	750	8,430
Lancaster Colony Corp. (Food)	375	31,136
Landec Corp.* (Chemicals)	625	9,431
LaSalle Hotel Properties (REIT)	1,750	47,144
Lattice Semiconductor Corp.* (Semiconductors)	2,375	12,255
Layne Christensen Co.* (Engineering & Construction)	500	9,690
La-Z-Boy, Inc. (Home Furnishings)	1,000	20,730
Leap Wireless International, Inc.* (Telecommunications)	1,250	20,849
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,250	14,400
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	4,875	12,090
Lexington Realty Trust (REIT)	3,000	37,620
Libbey, Inc.* (Housewares)	500	12,330
Life Time Fitness, Inc.* (Leisure Time)	750	39,967
LifeLock, Inc.* (Commercial Services)	1,250	14,213
Lifevantage Corp.* (Pharmaceuticals)	2,875	7,504
Limelight Networks, Inc.* (Internet)	1,875	4,500
Lincoln Educational Services Corp. (Commercial Services)	875	5,486
Lionbridge Technologies, Inc.* (Internet)	1,750	5,793
Liquidity Services, Inc.* (Internet)	500	14,250
Lithia Motors, Inc. - Class A (Retail)	375	24,465
Littelfuse, Inc. (Electrical Components & Equipment)	375	29,996
Live Nation, Inc.* (Commercial Services)	2,500	40,949
LivePerson, Inc.* (Computers)	1,125	10,395
LogMeIn, Inc.* (Telecommunications)	500	14,860
Louisiana-Pacific Corp.* (Building Materials)	2,500	40,650
LSB Industries, Inc.* (Miscellaneous Manufacturing)	375	12,330
LSI Industries, Inc. (Building Materials)	625	5,100
LTC Properties, Inc. (REIT)	625	24,169
LTX-Credence Corp.* (Semiconductors)	1,125	6,030
Luby’s, Inc.* (Retail)	625	5,025
Lumber Liquidators Holdings, Inc.* (Retail)	500	48,409
Luminex Corp.* (Healthcare - Products)	750	14,933
M.D.C. Holdings, Inc. (Home Builders)	750	23,730
M/I Schottenstein Homes, Inc.* (Home Builders)	500	10,630
Macatawa Bank Corp.* (Banks)	875	4,541
Magellan Health Services, Inc.* (Healthcare - Services)	500	28,575
magicJack VocalTec, Ltd.* (Internet)	500	7,680
Magnum Hunter Resources Corp.* (Oil & Gas)	3,500	13,405
Maiden Holdings, Ltd. (Insurance)	1,000	12,160
Maidenform Brands, Inc.* (Apparel)	500	11,680
Main Street Capital Corp. (Investment Companies)	625	19,081
Mainsource Financial Group, Inc. (Banks)	500	7,230
MAKO Surgical Corp.* (Healthcare - Products)	875	12,285
Manhattan Associates, Inc.* (Computers)	375	33,127
MannKind Corp.* (Pharmaceuticals)	2,875	22,195
ManTech International Corp. - Class A (Software)	500	14,770
Marchex, Inc. - Class B (Advertising)	750	4,575
Marcus Corp. (Lodging)	500	6,475
MarineMax, Inc.* (Retail)	625	7,269
Market Leader, Inc.* (Software)	625	7,319
MarketAxess Holdings, Inc. (Diversified Financial Services)	625	32,312
Marriott Vacations Worldwide Corp.* (Entertainment)	500	22,000
Marten Transport, Ltd. (Transportation)	500	8,580
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	1,500	3,765
Masimo Corp. (Healthcare - Products)	875	20,379
MasTec, Inc.* (Engineering & Construction)	1,125	37,125

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Matador Resources Co.* (Oil & Gas)	1,000	$13,100
Materion Corp. (Mining)	375	11,303
Matrix Service Co.* (Oil & Gas Services)	625	9,906
Matson, Inc. (Transportation)	875	24,780
Matthews International Corp. - Class A (Commercial Services)	500	19,340
MAXIMUS, Inc. (Commercial Services)	1,250	47,012
Maxlinear, Inc.* - Class A (Semiconductors)	750	5,198
Maxwell Technologies, Inc.* (Computers)	875	6,939
MB Financial, Inc. (Banks)	1,000	28,780
MCG Capital Corp. (Investment Companies)	1,625	8,921
McGrath Rentcorp (Commercial Services)	500	17,120
MDC Partners, Inc. - Class A (Advertising)	500	12,306
Meadowbrook Insurance Group, Inc. (Insurance)	1,125	8,539
Medallion Financial Corp. (Investment Companies)	500	7,545
MedAssets, Inc.* (Software)	1,125	24,491
Media General, Inc.* - Class A (Media)	500	5,495
Medical Properties Trust, Inc. (REIT)	2,750	40,149
Medidata Solutions, Inc.* (Software)	500	46,265
Medley Capital Corp. (Private Equity)	625	9,125
Mentor Graphics Corp. (Computers)	1,750	35,927
Mercury Computer Systems, Inc.* (Computers)	750	6,960
Meredith Corp. (Media)	625	29,700
Merge Healthcare, Inc.* (Healthcare - Products)	1,750	7,928
Meridian Bioscience, Inc. (Healthcare - Products)	750	18,548
Merit Medical Systems, Inc.* (Healthcare - Products)	875	11,498
Meritage Homes Corp.* (Home Builders)	625	28,288
Meritor, Inc.* (Auto Parts & Equipment)	2,000	16,260
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,875	8,963
Methode Electronics, Inc. (Electronics)	750	14,168
MGE Energy, Inc. (Electric)	375	22,016
MGIC Investment Corp.* (Insurance)	5,875	44,884
Micrel, Inc. (Semiconductors)	1,000	10,610
Microsemi Corp.* (Semiconductors)	1,625	40,072
Midstates Pete Co., Inc.* (Oil & Gas)	1,000	6,000
Midway Gold Corp.* (Mining)	4,375	4,550
Millennial Media, Inc.* (Advertising)	875	8,671
Miller Energy Resources, Inc.* (Oil & Gas)	1,125	5,614
MiMedx Group, Inc.* (Healthcare - Products)	1,750	10,955
Mindspeed Technologies, Inc.* (Semiconductors)	1,375	4,221
Mine Safety Appliances Co. (Environmental Control)	500	26,565
Minerals Technologies, Inc. (Chemicals)	625	28,750
Mitek System, Inc.* (Computers)	750	4,305
MKS Instruments, Inc. (Semiconductors)	1,000	27,119
Mobile Mini, Inc.* (Storage/Warehousing)	750	25,883
Modine Manufacturing Co.* (Auto Parts & Equipment)	1,000	11,000
ModusLink Global Solutions, Inc.* (Internet)	1,375	4,276
Molina Healthcare, Inc.* (Healthcare - Services)	500	18,560
Molycorp, Inc.* (Mining)	2,500	18,649
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,000	17,260
MoneyGram International, Inc.* (Commercial Services)	500	10,855
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,000	9,780
Monolithic Power Systems, Inc. (Semiconductors)	750	19,635
Monotype Imaging Holdings, Inc. (Software)	750	18,398
Monro Muffler Brake, Inc. (Commercial Services)	625	26,881
Monster Worldwide, Inc.* (Commercial Services)	2,500	14,300
Montpelier Re Holdings, Ltd. (Insurance)	875	23,634
Moog, Inc.* - Class A (Aerospace/Defense)	750	42,180
Morgans Hotel Group Co.* (Lodging)	750	5,393
MoSys, Inc.* (Semiconductors)	1,375	5,651
Move, Inc.* (Internet)	875	12,157
MPG Office Trust, Inc.* (REIT)	1,750	5,478
Mueller Industries, Inc. (Metal Fabricate/Hardware)	500	27,444
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,000	23,220
Multimedia Games Holding Co., Inc.* (Entertainment)	625	21,869
MVC Capital, Inc. (Investment Companies)	625	7,950
Myers Industries, Inc. (Miscellaneous Manufacturing)	625	12,169
MYR Group, Inc.* (Engineering & Construction)	500	10,800
Nanometrics, Inc.* (Semiconductors)	500	7,680
Nanosphere, Inc.* (Biotechnology)	1,375	4,345
National Bank Holdings Corp. (Holding Companies - Diversified)	1,000	20,000
National CineMedia, Inc. (Entertainment)	1,125	20,374
National Health Investors, Inc. (REIT)	500	31,295
National Penn Bancshares, Inc. (Banks)	2,250	24,278
Natus Medical, Inc.* (Healthcare - Products)	625	7,994
Nautilus, Inc.* (Leisure Time)	750	6,585
Navarre Corp.* (Distribution/Wholesale)	1,500	4,665
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	2,875	8,740
Navigant Consulting Co.* (Commercial Services)	1,000	13,420
NBT Bancorp, Inc. (Banks)	875	19,749
NCI Building Systems, Inc.* (Building Materials)	500	7,090
Nektar Therapeutics, Inc.* (Pharmaceuticals)	2,125	23,821

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Nelnet, Inc. - Class A (Diversified Financial Services)	500	$19,440
Neogen Corp.* (Pharmaceuticals)	500	28,240
NeoGenomics, Inc.* (Biotechnology)	1,125	3,195
Neonode, Inc.* (Telecommunications)	750	5,843
NeoPhotonics Corp.* (Telecommunications)	625	5,488
NETGEAR, Inc.* (Telecommunications)	750	22,358
NetScout Systems, Inc.* (Computers)	750	19,898
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,250	17,488
New Jersey Resources Corp. (Gas)	750	33,570
New Mountain Finance Corp. (Investment Companies)	750	10,875
New Residential Investment Corp. (REIT)	4,625	30,664
New York & Co., Inc.* (Retail)	875	5,451
New York Mortgage Trust, Inc. (REIT)	1,375	8,855
NewBridge Bancorp* (Banks)	750	6,143
Newpark Resources, Inc.* (Oil & Gas Services)	1,625	18,590
Newport Corp.* (Electronics)	875	12,819
NewStar Financial, Inc.* (Diversified Financial Services)	625	9,625
Nexstar Broadcasting Group, Inc. - Class A (Media)	500	18,020
NGP Capital Resources Co. (Investment Companies)	750	4,935
NIC, Inc. (Internet)	1,250	23,025
NII Holdings, Inc.* - Class B (Telecommunications)	3,250	23,334
Noranda Aluminum Holding Corp. (Mining)	1,250	3,888
Nordic American Tankers, Ltd. (Transportation)	1,375	13,035
Northern Oil & Gas, Inc.* (Oil & Gas)	1,250	16,513
Northfield BanCorp, Inc. (Savings & Loans)	1,125	13,185
NorthStar Realty Finance Corp. (REIT)	3,625	35,525
Northwest Bancshares, Inc. (Savings & Loans)	1,750	24,184
Northwest Natural Gas Co. (Gas)	500	21,970
NorthWestern Corp. (Electric)	750	31,650
Novavax, Inc.* (Biotechnology)	3,375	9,079
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,875	33,769
Nutrisystem, Inc. (Internet)	625	7,819
NuVasive, Inc.* (Healthcare - Products)	875	19,968
Nuverra Environmental Solutions, Inc.* (Environmental Control)	3,250	9,587
NxStage Medical, Inc.* (Healthcare - Products)	1,125	14,580
Odyssey Marine Exploration, Inc.* (Commercial Services)	2,125	7,544
Office Depot, Inc.* (Retail)	4,750	20,568
OfficeMax, Inc. (Retail)	1,750	19,933
OFG Bancorp (Banks)	875	16,161
Old National Bancorp (Banks)	1,875	27,019
Olin Corp. (Chemicals)	1,500	36,600
OM Group, Inc.* (Chemicals)	625	19,294
Omega Protein Corp.* (Pharmaceuticals)	625	5,231
Omeros Corp.* (Biotechnology)	1,000	5,370
Omnicell, Inc.* (Software)	750	15,825
OmniVision Technologies, Inc.* (Semiconductors)	1,000	16,260
Omnova Solutions, Inc.* (Chemicals)	1,125	9,068
On Assignment, Inc.* (Commercial Services)	875	26,714
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	500	7,250
OpenTable, Inc.* (Internet)	375	23,879
Opko Health, Inc.* (Pharmaceuticals)	2,750	20,487
Oplink Communications, Inc.* (Telecommunications)	500	10,075
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	1,000	12,510
OraSure Technologies, Inc.* (Healthcare - Products)	1,500	6,645
Orbcomm, Inc.* (Telecommunications)	1,125	5,423
Orbital Sciences Corp.* (Aerospace/Defense)	1,125	20,858
Orbitz Worldwide, Inc.* (Internet)	625	5,756
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,000	15,200
Orient-Express Hotels, Ltd.* - Class A (Lodging)	1,750	21,892
Orion Marine Group, Inc.* (Engineering & Construction)	625	7,856
Oritani Financial Corp. (Savings & Loans)	875	14,228
Orthofix International N.V.* (Healthcare - Products)	375	8,516
OSI Systems, Inc.* (Electronics)	375	26,396
Otter Tail Corp. (Electric)	750	22,942
Outerwall, Inc.* (Diversified Financial Services)	500	27,625
Owens & Minor, Inc. (Distribution/Wholesale)	1,125	40,455
Pacer International, Inc.* (Transportation)	1,000	6,190
Pacific Boisciences of California, Inc.* (Biotechnology)	1,625	4,209
Pacific Sunwear of California, Inc.* (Retail)	1,500	6,675
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	500	16,965
PacWest Bancorp (Banks)	750	26,565
Paramount Gold & Silver Corp.* (Mining)	4,500	6,390
PAREXEL International Corp.* (Commercial Services)	1,000	49,450
Park Electrochemical Corp. (Electronics)	500	13,600
Park Sterling Corp.* (Banks)	1,125	7,538
Parker Drilling Co.* (Oil & Gas)	2,500	15,175
Parkervision, Inc.* (Telecommunications)	2,000	8,840
Parkway Properties, Inc. (REIT)	875	15,313
PDC Energy, Inc.* (Oil & Gas)	500	27,575
PDF Solutions, Inc.* (Software)	500	10,260
PDL BioPharma, Inc. (Biotechnology)	2,625	21,315
Pebblebrook Hotel Trust (REIT)	1,125	29,981
Pendrell Corp.* (Commercial Services)	3,625	8,700

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Penn Virginia Corp.* (Oil & Gas)	1,375	$6,930
PennantPark Investment Corp. (Investment Companies)	1,375	16,019
Pennsylvania REIT (REIT)	1,250	25,875
PennyMac Mortgage Investment Trust (REIT)	1,125	24,840
Penske Automotive Group, Inc. (Retail)	750	27,885
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	4,250	6,035
Peregrine Semiconductor Corp.* (Semiconductors)	625	6,838
Perficient, Inc.* (Internet)	750	10,238
Performant FINL Corp.* (Commercial Services)	500	5,285
Pericom Semiconductor Corp.* (Semiconductors)	750	5,738
PetMed Express, Inc. (Retail)	500	8,375
PetroQuest Energy, Inc.* (Oil & Gas)	1,500	6,750
PGT, Inc.* (Building Materials)	875	8,750
PharMerica Corp.* (Pharmaceuticals)	625	9,150
PHH Corp.* (Commercial Services)	1,125	25,493
Photronics, Inc.* (Semiconductors)	1,375	10,519
PICO Holdings, Inc.* (Water)	500	10,945
Piedmont Natural Gas Co., Inc. (Gas)	1,375	47,505
Pier 1 Imports, Inc. (Retail)	1,750	41,124
Pike Electric Corp. (Electric)	625	7,631
Pilgrim’s Pride Corp.* (Food)	1,250	20,775
Pinnacle Entertainment, Inc.* (Entertainment)	1,125	23,906
Pinnacle Financial Partners, Inc.* (Banks)	625	17,800
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,375	9,323
Planet Payment, Inc.* (Software)	1,500	4,515
Plantronics, Inc. (Telecommunications)	750	34,868
Platinum Underwriters Holdings, Ltd. (Insurance)	625	36,306
Plexus Corp.* (Electronics)	625	21,856
PLX Technology, Inc.* (Semiconductors)	1,250	6,850
PMC-Sierra, Inc.* (Semiconductors)	3,750	24,769
PMFG, Inc.* (Miscellaneous Manufacturing)	750	5,700
PNM Resources, Inc. (Electric)	1,500	35,220
PolyOne Corp. (Chemicals)	1,750	50,592
Polypore International, Inc.* (Miscellaneous Manufacturing)	875	36,741
Pool Corp. (Distribution/Wholesale)	875	46,183
Portland General Electric Co. (Electric)	1,375	43,587
Post Holdings, Inc.* (Food)	625	28,993
Potlatch Corp. (REIT)	750	33,023
Power Integrations, Inc. (Semiconductors)	500	27,574
PowerSecure International, Inc.* (Electrical Components & Equipment)	500	8,140
Pozen, Inc.* (Pharmaceuticals)	875	5,031
Premiere Global Services, Inc.* (Telecommunications)	1,000	11,000
Prestige Brands Holdings, Inc.* (Household Products/Wares)	1,000	33,910
PRGX Global, Inc.* (Commercial Services)	875	5,425
PriceSmart, Inc. (Retail)	375	34,136
Primerica, Inc. (Insurance)	1,000	41,040
Primoris Services Corp. (Holding Companies - Diversified)	750	15,600
PrivateBancorp, Inc. (Banks)	1,250	29,488
Procera Networks, Inc.* (Telecommunications)	500	7,460
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,375	8,236
Progress Software Corp.* (Software)	1,000	25,590
Proofpoint, Inc.* (Software)	500	13,455
PROS Holdings, Inc.* (Software)	500	16,410
Prospect Capital Corp. (Investment Companies)	4,375	47,907
Prosperity Bancshares, Inc. (Banks)	1,125	66,397
Provident Financial Services, Inc. (Savings & Loans)	1,125	20,014
Provident New York Bancorp (Savings & Loans)	1,000	10,850
PTC, Inc.* (Software)	2,125	57,544
Puma Biotechnology, Inc.* (Biotechnology)	375	19,165
QLIK Technologies, Inc.* (Software)	1,500	46,979
QLogic Corp.* (Semiconductors)	1,750	19,268
Quad Graphics, Inc. (Commercial Services)	500	14,020
Quality Distribution, Inc.* (Transportation)	625	6,600
Quality Systems, Inc. (Software)	750	17,153
Quanex Building Products Corp. (Building Materials)	750	12,765
Quantum Corp.* (Computers)	5,250	8,400
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	875	58,468
Quicksilver Resources, Inc.* (Oil & Gas)	3,500	5,075
Quidel Corp.* (Healthcare - Products)	625	16,731
Quiksilver, Inc.* (Apparel)	2,625	16,590
QuinStreet, Inc.* (Internet)	750	6,983
Radian Group, Inc. (Insurance)	3,125	43,905
RadioShack Corp.* (Retail)	2,375	6,484
RadiSys Corp.* (Computers)	875	3,614
RAIT Financial Trust (REIT)	1,500	11,340
Rambus, Inc.* (Semiconductors)	2,125	20,719
Ramco-Gershenson Properties Trust (REIT)	1,125	17,426
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	1,125	11,216
Raven Industries, Inc. (Miscellaneous Manufacturing)	750	22,995
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	375	20,573
RealD, Inc.* (Computers)	875	9,319
RealNetworks, Inc.* (Internet)	625	4,919
RealPage, Inc.* (Software)	875	17,640
Redwood Trust, Inc. (REIT)	1,500	25,410
Regis Corp. (Retail)	1,000	17,370
Renasant Corp. (Banks)	500	13,700

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	500	$7,790
Rent-A-Center, Inc. (Commercial Services)	1,000	39,990
Rentech, Inc. (Chemicals)	4,875	10,433
Repligen Corp.* (Biotechnology)	875	8,899
Repros Therapeutics, Inc.* (Pharmaceuticals)	500	10,315
Republic Airways Holdings, Inc.* (Airlines)	1,000	13,730
Resolute Energy Corp.* (Oil & Gas)	1,500	12,555
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,375	20,983
Resource Capital Corp. (REIT)	2,500	16,600
Resources Connection, Inc. (Commercial Services)	875	11,638
Responsys, Inc.* (Internet)	750	10,868
Retail Opportunity Investments Corp. (REIT)	1,250	17,125
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,125	4,703
Rex Energy Corp.* (Oil & Gas)	875	16,791
Rexnord Corp.* (Metal Fabricate/Hardware)	625	11,856
RF Micro Devices, Inc.* (Telecommunications)	5,250	27,248
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	2,125	8,096
Rite Aid Corp.* (Retail)	13,125	39,375
RLI Corp. (Insurance)	375	30,953
RLJ Lodging Trust (REIT)	2,250	54,494
Rockville Financial, Inc. (Savings & Loans)	625	8,188
Rockwell Medical, Inc.* (Healthcare - Products)	1,250	6,313
Rofin-Sinar Technologies, Inc.* (Electronics)	625	14,444
Rosetta Resources, Inc.* (Oil & Gas)	1,125	51,310
Roundy’s, Inc. (Retail)	750	6,840
Rouse Properties, Inc. (REIT)	500	10,175
RPX Corp.* (Commercial Services)	625	10,900
RTI Biologics, Inc.* (Biotechnology)	1,500	5,880
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	625	19,156
Ruby Tuesday, Inc.* (Retail)	1,250	9,150
Ruckus Wireless, Inc.* (Telecommunications)	875	11,646
Rudolph Technologies, Inc.* (Semiconductors)	750	9,263
Rush Enterprises, Inc.* - Class A (Retail)	625	15,575
Ruth’s Hospitality Group, Inc. (Retail)	750	8,970
Ryman Hospitality Properties, Inc. (REIT)	750	27,938
S&T Bancorp, Inc. (Banks)	625	15,300
Sabra Health Care REIT, Inc. (REIT)	750	19,680
Safeguard Scientifics, Inc.* (Internet)	500	7,475
Saia, Inc.* (Transportation)	500	14,970
Saks, Inc.* (Retail)	1,875	30,038
Sanchez Energy Corp.* (Oil & Gas)	625	14,781
Sanderson Farms, Inc. (Food)	375	26,490
Sandy Spring Bancorp, Inc. (Banks)	500	12,220
Sangamo Biosciences, Inc.* (Biotechnology)	1,250	12,187
Sanmina Corp.* (Electronics)	1,500	24,690
Santarus, Inc.* (Pharmaceuticals)	1,000	24,320
Sapient Corp.* (Internet)	2,000	27,420
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	625	23,137
ScanSource, Inc.* (Distribution/Wholesale)	500	17,805
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	500	12,830
Scholastic Corp. (Media)	500	15,250
Schulman (A.), Inc. (Chemicals)	625	16,750
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	625	33,837
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,375	8,608
Scientific Games Corp.* - Class A (Entertainment)	1,000	13,630
Sciquest, Inc.* (Software)	500	12,330
Scorpio Tankers, Inc. (Transportation)	3,000	29,849
SeaChange International, Inc.* (Software)	750	8,835
Seacoast Banking Corp. of Florida* (Banks)	2,250	5,310
SEACOR Holdings, Inc. (Oil & Gas Services)	375	32,835
Select Comfort Corp.* (Home Furnishings)	1,000	22,850
Select Medical Holdings Corp. (Healthcare - Services)	1,125	10,091
Selective Insurance Group, Inc. (Insurance)	1,000	24,450
SemGroup Corp. - Class A (Pipelines)	750	42,330
Semtech Corp.* (Semiconductors)	1,250	37,812
Sensient Technologies Corp. (Chemicals)	875	38,508
Sequenom, Inc.* (Biotechnology)	2,500	7,500
ServiceSource International, Inc.* (Commercial Services)	1,250	13,338
Shenandoah Telecommunications Co. (Telecommunications)	500	9,635
SHFl Entertainment, Inc.* (Entertainment)	1,125	25,593
Ship Finance International, Ltd. (Transportation)	1,000	16,090
ShoreTel, Inc.* (Telecommunications)	1,625	6,321
Shutterfly, Inc.* (Internet)	625	33,494
SIGA Technologies, Inc.* (Pharmaceuticals)	1,375	4,386
Sigma Designs, Inc.* (Semiconductors)	1,000	5,220
Silicon Graphics International Corp.* (Computers)	750	14,115
Silicon Image, Inc.* (Semiconductors)	1,750	10,028
Simpson Manufacturing Co., Inc. (Building Materials)	750	24,765
Sinclair Broadcast Group, Inc. - Class A (Media)	1,250	35,262
Skechers U.S.A., Inc.* - Class A (Apparel)	750	20,460
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	625	4,075
SkyWest, Inc. (Airlines)	1,000	15,120

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,250	$14,800
Snyders-Lance, Inc. (Food)	875	27,694
Solar Capital, Ltd. (Investment Companies)	875	19,275
Solazyme, Inc.* (Energy - Alternate Sources)	1,000	11,270
Solta Medical, Inc.* (Healthcare - Products)	2,250	6,098
Sonic Automotive, Inc. - Class A (Retail)	750	16,605
Sonic Corp.* (Retail)	1,125	17,291
Sonus Networks, Inc.* (Telecommunications)	4,375	14,963
Sotheby’s - Class A (Commercial Services)	1,250	56,249
Sourcefire, Inc.* (Internet)	625	47,143
South Jersey Industries, Inc. (Gas)	625	38,188
Southwest Bancorp, Inc.* (Banks)	500	7,480
Southwest Gas Corp. (Gas)	875	43,435
Sovran Self Storage, Inc. (REIT)	625	43,187
Spansion, Inc.* - Class A (Computers)	1,000	11,800
Spartan Motors, Inc. (Auto Parts & Equipment)	1,000	6,060
Spartan Stores, Inc. (Food)	500	9,835
Spectranetics Corp.* (Healthcare - Products)	750	13,515
Spectrum Brands Holdings, Inc. (Household Products/Wares)	375	21,158
Spectrum Pharmaceuticals, Inc. (Biotechnology)	1,375	11,605
Spirit Airlines, Inc.* (Airlines)	1,125	37,181
SS&C Technologies Holdings, Inc.* (Software)	1,000	35,779
Staar Surgical Co.* (Healthcare - Products)	875	9,196
STAG Industrial, Inc. (REIT)	875	18,139
Stage Stores, Inc. (Retail)	625	15,600
Standard Motor Products, Inc. (Auto Parts & Equipment)	375	12,896
Standard Pacific Corp.* (Home Builders)	2,750	22,495
Star Scientific, Inc.* (Agriculture)	4,625	8,510
State Bank Finacial Corp. (Banks)	750	11,970
STEC, Inc.* (Computers)	875	5,924
Steelcase, Inc. - Class A (Office Furnishings)	1,625	24,765
Stein Mart, Inc. (Retail)	625	8,731
StellarOne Corp. (Banks)	500	10,590
Stepan Co. (Chemicals)	375	22,448
STERIS Corp. (Healthcare - Products)	1,000	45,019
Sterling Bancorp (Banks)	750	10,163
Sterling Financial Corp. (Banks)	625	16,580
Steven Madden, Ltd.* (Apparel)	750	38,565
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,375	18,068
Stewart Information Services Corp. (Insurance)	500	15,465
Stifel Financial Corp.* (Diversified Financial Services)	1,125	42,355
Stillwater Mining Co.* (Mining)	2,250	27,224
Stone Energy Corp.* (Oil & Gas)	1,000	24,359
Stoneridge, Inc.* (Electronics)	625	7,550
Strategic Hotels & Resorts, Inc.* (REIT)	3,375	29,903
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	375	19,076
Summit Hotel Properties, Inc. (REIT)	1,375	13,915
Sun Bancorp, Inc.* (Banks)	1,375	4,565
Sun Communities, Inc. (REIT)	625	30,263
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	375	11,794
SunCoke Energy, Inc.* (Coal)	1,375	21,724
SunEdison, Inc.* (Semiconductors)	4,250	42,839
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	1,000	5,080
SunPower Corp.* (Electrical Components & Equipment)	750	20,738
Sunstone Hotel Investors, Inc.* (REIT)	3,000	38,820
Super Micro Computer, Inc.* (Computers)	750	8,693
Superior Industries International, Inc. (Auto Parts & Equipment)	500	9,105
SUPERVALU, Inc.* (Food)	3,750	30,038
Support.com, Inc.* (Internet)	1,375	6,944
Susquehanna Bancshares, Inc. (Banks)	3,375	44,887
Swift Energy Co.* (Oil & Gas)	875	11,148
Swift Transportation Co.* (Transportation)	1,500	26,759
Swisher Hygiene, Inc.* (Commercial Services)	4,625	3,724
SWS Group, Inc.* (Diversified Financial Services)	875	5,215
Sykes Enterprises, Inc.* (Computers)	750	13,170
Symetra Financial Corp. (Insurance)	1,500	26,970
Symmetricom, Inc.* (Telecommunications)	1,250	6,425
Symmetry Medical, Inc.* (Healthcare - Products)	875	7,621
Synaptics, Inc.* (Computers)	625	25,000
Synchronoss Technologies, Inc.* (Software)	625	21,556
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	1,875	8,438
Synergy Resources Corp.* (Oil & Gas)	1,000	7,750
SYNNEX Corp.* (Software)	500	24,760
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,125	7,549
Take-Two Interactive Software, Inc.* (Software)	1,500	26,295
TAL International Group, Inc. (Trucking & Leasing)	625	25,157
Tangoe, Inc.* (Software)	625	11,288
Targa Resources Corp. (Oil & Gas Services)	625	42,607
Targacept, Inc.* (Pharmaceuticals)	1,000	5,000
TASER International, Inc.* (Electronics)	1,125	9,990
TCP Capital Corp. (Investment Companies)	625	9,931
Team Health Holdings, Inc.* (Commercial Services)	1,250	50,274
Team, Inc.* (Commercial Services)	375	14,696
TearLab Corp.* (Healthcare - Products)	625	8,844

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Tecumseh Products Co.* - Class A (Machinery - Diversified)	500	$5,740
Teekay Tankers, Ltd. - Class A (Transportation)	1,875	5,288
TeleCommunication Systems, Inc.* - Class A (Internet)	1,750	4,725
Teledyne Technologies, Inc.* (Aerospace/Defense)	625	50,106
TeleTech Holdings, Inc.* (Commercial Services)	375	9,394
Tellabs, Inc. (Telecommunications)	7,125	15,960
Tenneco, Inc.* (Auto Parts & Equipment)	1,125	54,371
Terreno Realty Corp. (REIT)	500	9,170
Tesco Corp.* (Oil & Gas Services)	750	9,930
Tessera Technologies, Inc. (Semiconductors)	1,000	20,070
TETRA Technologies, Inc.* (Oil & Gas Services)	1,500	15,180
TETRA Technologies, Inc.* (Environmental Control)	1,250	29,500
Texas Capital Bancshares, Inc.* (Banks)	750	34,118
Texas Industries, Inc.* (Building Materials)	375	23,303
Texas Roadhouse, Inc. - Class A (Retail)	1,125	27,495
Textainer Group Holdings, Ltd. (Trucking & Leasing)	375	13,271
The Active Network, Inc.* (Internet)	1,250	10,663
The Andersons, Inc. (Agriculture)	375	22,245
The Brink’s Co. (Commercial Services)	875	23,389
The Buckle, Inc. (Retail)	500	27,990
The Cato Corp. - Class A (Retail)	500	14,075
The Cheesecake Factory, Inc. (Retail)	1,000	42,439
The Children’s Place Retail Stores, Inc.* (Retail)	375	20,265
The Corporate Executive Board Co. (Commercial Services)	625	42,143
The Ensign Group, Inc. (Healthcare - Services)	375	14,340
The Finish Line, Inc. - Class A (Retail)	1,000	22,260
The First Marblehead Corp.* (Diversified Financial Services)	3,625	6,163
The Geo Group, Inc. (REIT)	1,250	43,400
The Greenbrier Cos., Inc.* (Trucking & Leasing)	500	11,435
The Hain Celestial Group, Inc.* (Food)	625	45,599
The Jones Group, Inc. (Apparel)	1,500	24,630
The KEYW Holding Corp.* (Computers)	750	9,623
The McClatchy Co.* - Class A (Media)	2,000	6,220
The Medicines Co.* (Biotechnology)	1,000	30,900
The Men’s Wearhouse, Inc. (Retail)	875	34,939
The Middleby Corp.* (Machinery - Diversified)	375	67,102
The New York Times Co.* - Class A (Media)	2,375	28,928
The Pantry, Inc.* (Retail)	625	7,781
The Pep Boys - Manny, Moe & Jack* (Retail)	1,125	14,006
The Ryland Group, Inc. (Home Builders)	875	35,385
The Ultimate Software Group, Inc.* (Software)	500	67,649
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,000	4,620
Thermon Group Holdings, Inc.* (Oil & Gas Services)	625	12,506
THL Credit, Inc. (Investment Companies)	625	9,738
Thomas Properties Group, Inc. (Real Estate)	1,000	5,660
Thoratec Corp.* (Healthcare - Products)	1,000	32,790
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,250	6,775
TICC Capital Corp. (Investment Companies)	1,125	11,295
Titan International, Inc. (Auto Parts & Equipment)	1,000	17,240
TiVo, Inc.* (Home Furnishings)	2,375	26,244
Tootsie Roll Industries, Inc. (Food)	375	12,698
Tornier N.V.* (Healthcare - Products)	625	10,250
Tower Group International, Ltd. (Insurance)	1,125	24,604
Towerstream Corp.* (Internet)	2,000	5,860
Town Sports International Holdings, Inc. (Leisure Time)	625	7,888
TowneBank (Banks)	625	9,981
Tredegar Corp. (Miscellaneous Manufacturing)	500	15,005
TreeHouse Foods, Inc.* (Food)	625	44,369
Triangle Capital Corp. (Investment Companies)	500	14,520
Triangle Petroleum Corp.* (Oil & Gas)	1,125	7,988
TriMas Corp.* (Miscellaneous Manufacturing)	750	27,773
Triple-S Management Corp.* (Healthcare - Services)	500	10,880
TriQuint Semiconductor, Inc.* (Semiconductors)	3,125	24,969
Trius Therapeutics, Inc.* (Biotechnology)	875	12,337
TrueBlue, Inc.* (Commercial Services)	750	20,025
Trulia, Inc.* (Internet)	500	18,630
TrustCo Bank Corp. (Banks)	2,000	11,880
Trustmark Corp. (Banks)	1,250	33,713
TTM Technologies, Inc.* (Electronics)	1,125	10,395
Tuesday Morning Corp.* (Retail)	1,000	11,220
Tumi Holdings, Inc.* (Household Products/Wares)	875	20,930
Tutor Perini Corp.* (Engineering & Construction)	750	14,835
Tyler Technologies, Inc.* (Software)	625	46,638
U.S. Silica Holdings, Inc. (Mining)	500	12,100
UIL Holdings Corp. (Electric)	875	35,735
Ultra Clean Holdings, Inc.* (Semiconductors)	750	5,198
Ultrapetrol Bahamas, Ltd.* (Transportation)	1,125	3,454
Ultratech Stepper, Inc.* (Semiconductors)	500	14,610
UMB Financial Corp. (Banks)	625	37,374
Umpqua Holdings Corp. (Banks)	2,000	33,680
Unilife Corp.* (Healthcare - Products)	2,250	6,345

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Union First Market Bankshares (Banks)	500	$11,050
Unisys Corp.* (Computers)	875	22,698
United Bankshares, Inc. (Banks)	875	24,780
United Community Banks, Inc.* (Banks)	875	11,926
United Community Financial Corp.* (Savings & Loans)	1,125	5,198
United Financial Bancorp, Inc. (Savings & Loans)	500	7,805
United Fire Group, Inc. (Insurance)	500	13,005
United Natural Foods, Inc.* (Food)	875	51,274
United Online, Inc. (Internet)	1,875	15,225
United Stationers, Inc. (Distribution/Wholesale)	750	31,043
Universal American Corp. (Healthcare - Services)	875	9,485
Universal Corp. (Agriculture)	375	22,988
Universal Display Corp.* (Electrical Components & Equipment)	750	21,713
Universal Forest Products, Inc. (Building Materials)	375	15,469
Universal Insurance Holdings, Inc. (Insurance)	875	6,878
Universal Technical Institute, Inc. (Commercial Services)	625	7,313
UNS Energy Corp. (Electric)	750	38,137
Unwired Planet, Inc.* (Internet)	2,750	5,583
Uranium Energy Corp.* (Mining)	2,750	6,353
Ur-Energy, Inc.* (Mining)	3,875	4,534
Urstadt Biddle Properties - Class A (REIT)	500	10,560
US Airways Group, Inc.* (Airlines)	2,875	55,631
USA Mobility, Inc. (Telecommunications)	500	7,810
USG Corp.* (Building Materials)	1,375	34,553
UTI Worldwide, Inc. (Transportation)	1,625	26,813
VAALCO Energy, Inc.* (Oil & Gas)	1,375	8,525
Vail Resorts, Inc. (Entertainment)	625	41,862
Valassis Communications, Inc. - Class A (Commercial Services)	750	21,473
ValueClick, Inc.* (Internet)	1,375	33,604
ValueVision Media, Inc.* - Class A (Advertising)	1,125	6,671
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	750	8,745
Vanguard Health System, Inc.* (Healthcare - Services)	625	13,069
Vantage Drilling Co.* (Oil & Gas)	4,500	8,280
VASCO Data Security International, Inc.* (Internet)	750	6,173
Vector Group, Ltd. (Agriculture)	1,125	18,731
Veeco Instruments, Inc.* (Semiconductors)	750	26,070
Vera Bradley, Inc.* (Retail)	500	12,120
Verint Systems, Inc.* (Software)	1,000	35,779
Viad Corp. (Commercial Services)	375	9,019
ViaSat, Inc.* (Telecommunications)	750	50,092
Vical, Inc.* (Biotechnology)	2,000	7,720
ViewPoint Financial Group, Inc. (Savings & Loans)	750	16,178
Virginia Commerce BanCorp, Inc.* (Banks)	625	9,394
VirnetX Holding Corp.* (Internet)	875	16,686
ViroPharma, Inc.* (Pharmaceuticals)	1,125	38,610
Virtusa Corp.* (Computers)	500	12,890
VistaPrint N.V.* (Commercial Services)	625	31,863
Vitacost.com, Inc.* (Internet)	625	5,575
Vitamin Shoppe, Inc.* (Retail)	625	30,019
VIVUS, Inc.* (Pharmaceuticals)	1,875	27,769
Vocera Communications, Inc.* (Computers)	500	7,240
Vocus, Inc.* (Internet)	500	5,110
Volcano Corp.* (Healthcare - Products)	1,000	19,970
Volterra Semiconductor Corp.* (Semiconductors)	625	9,419
Vonage Holdings Corp.* (Telecommunications)	3,375	10,868
VOXX International Corp.* (Home Furnishings)	500	6,775
Vringo, Inc.* (Telecommunications)	1,875	5,906
W&T Offshore, Inc. (Oil & Gas)	750	12,218
Wabash National Corp.* (Auto Manufacturers)	1,375	14,754
WageWorks, Inc.* (Diversified Financial Services)	500	16,885
Walter Energy, Inc. (Coal)	1,250	13,988
Walter Investment Management Corp.* (Diversified Financial Services)	750	29,843
Warren Resources, Inc.* (Oil & Gas)	2,125	6,099
Washington REIT (REIT)	1,250	33,600
Watsco, Inc. (Distribution/Wholesale)	500	46,675
Watts Water Technologies, Inc. - Class A (Electronics)	500	26,140
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,000	11,390
Web.com Group, Inc.* (Internet)	750	19,485
WebMD Health Corp.* (Internet)	625	20,630
Webster Financial Corp. (Banks)	1,625	44,264
WellCare Health Plans, Inc.* (Healthcare - Services)	750	45,773
Werner Enterprises, Inc. (Transportation)	875	21,053
WesBanco, Inc. (Banks)	500	14,725
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	875	17,124
West Corp. (Telecommunications)	500	10,980
West Pharmaceutical Services, Inc. (Healthcare - Products)	625	46,099
Westamerica Bancorp (Banks)	500	23,995
Westell Technologies, Inc.* (Telecommunications)	1,625	4,209
Western Alliance Bancorp* (Banks)	1,375	24,378
Western Asset Mortgage Capital Corp. (REIT)	500	8,395
Western Refining, Inc. (Oil & Gas)	1,000	30,129
Westfield Financial, Inc. (Savings & Loans)	625	4,350
Wet Seal, Inc. (The)* (Retail)	2,000	8,780
WEX, Inc.* (Commercial Services)	625	54,337
WGL Holdings, Inc. (Gas)	875	40,224
Willbros Group, Inc.* (Oil & Gas Services)	1,000	7,180

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

Common Stocks, continued

	Shares	Value
Wilshire Bancorp, Inc. (Banks)	1,375	$12,086
Winnebago Industries, Inc.* (Home Builders)	625	14,950
Winthrop Realty Trust (REIT)	625	7,981
Wintrust Financial Corp. (Banks)	625	25,569
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,875	24,281
WMS Industries, Inc.* (Leisure Time)	1,000	25,750
Wolverine World Wide, Inc. (Apparel)	875	50,321
Woodward, Inc. (Electronics)	1,250	51,150
World Wrestling Entertainment, Inc. - Class A (Media)	750	7,980
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,000	35,770
Wright Medical Group, Inc.* (Healthcare - Products)	750	20,565
Xenoport, Inc.* (Pharmaceuticals)	1,250	6,738
XO Group, Inc.* (Internet)	625	7,475
Xoma Corp.* (Biotechnology)	1,750	9,503
Yelp, Inc.* (Internet)	625	26,124
Zagg, Inc.* (Electronics)	1,000	4,530
Zale Corp.* (Retail)	750	6,960
Zaza Energy Corp.* (Oil & Gas)	2,375	2,945
Zep, Inc. (Chemicals)	500	6,540
Zillow, Inc.* - Class A (Internet)	375	27,704
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,125	6,333
Zix Corp.* (Internet)	1,625	7,313
Zogenix, Inc.* (Pharmaceuticals)	2,500	3,875
Zoltek Cos., Inc.* (Chemicals)	625	8,706
Zumiez, Inc.* (Retail)	500	13,785
TOTAL COMMON STOCKS (Cost $17,058,600)		25,355,983

Repurchase Agreements(a)(b)(42.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 7/31/13, due 8/1/13, total to be received $20,697,014	$20,697,000	$20,697,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,697,000)		20,697,000
TOTAL INVESTMENT SECURITIES (Cost $37,755,600) - 93.3%		46,052,983
Net other assets (liabilities) - 6.7%		3,281,503
NET ASSETS - 100.0%		$49,334,486

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2013, the aggregate amount held in a segregated account was $8,021,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/23/13 (Underlying notional amount at value $6,253,800)	60	$397,886

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$18,344,992	$42,705
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	22,015,835	85,190
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	8,232,448	22,419
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	18,690,482	83,905
		$234,219

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2013

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2013:

	Value	% of Net Assets
Advertising	$41,783	0.1%
Aerospace/Defense	342,244	0.7%
Agriculture	80,570	0.2%
Airlines	159,008	0.3%
Apparel	221,571	0.4%
Auto Manufacturers	14,754	NM
Auto Parts & Equipment	304,224	0.6%
Banks	1,594,045	3.2%
Biotechnology	694,624	1.4%
Building Materials	274,265	0.6%
Chemicals	511,905	1.0%
Coal	96,674	0.2%
Commercial Services	1,617,226	3.3%
Computers	460,520	0.9%
Cosmetics/Personal Care	20,530	NM
Distribution/Wholesale	225,523	0.5%
Diversified Financial Services	522,854	1.1%
Electric	561,785	1.1%
Electrical Components & Equipment	369,610	0.7%
Electronics	515,769	1.0%
Energy - Alternate Sources	69,243	0.1%
Engineering & Construction	188,259	0.4%
Entertainment	191,123	0.4%
Environmental Control	138,145	0.3%
Food	479,155	1.0%
Forest Products & Paper	186,869	0.4%
Gas	253,555	0.5%
Hand/Machine Tools	32,603	0.1%
Healthcare - Products	907,985	1.8%
Healthcare - Services	431,253	0.9%
Holding Companies - Diversified	46,975	0.1%
Home Builders	182,735	0.4%
Home Furnishings	100,026	0.2%
Household Products/Wares	136,860	0.3%
Housewares	12,330	NM
Insurance	647,734	1.3%
Internet	778,828	1.6%
Investment Companies	286,650	0.6%
Iron/Steel	55,946	0.1%
Leisure Time	174,899	0.4%
Lodging	77,323	0.2%
Machinery - Construction & Mining	13,125	NM
Machinery - Diversified	299,584	0.6%
Media	255,704	0.5%
Metal Fabricate/Hardware	175,479	0.4%
Mining	243,560	0.5%
Miscellaneous Manufacturing	420,724	0.9%
Office Furnishings	127,619	0.3%
Oil & Gas	753,750	1.5%
Oil & Gas Services	414,563	0.8%
Packaging & Containers	56,385	0.1%
Pharmaceuticals	828,632	1.7%
Pipelines	59,909	0.1%
Private Equity	37,716	0.1%
Real Estate	85,310	0.2%
REIT	2,028,260	4.0%
Retail	1,562,600	3.2%
Savings & Loans	315,518	0.6%
Semiconductors	944,762	1.9%
Software	1,262,885	2.6%
Storage/Warehousing	43,006	0.1%
Telecommunications	841,068	1.7%
Textiles	19,804	NM
Toys/Games/Hobbies	17,405	NM
Transportation	436,669	0.9%
Trucking & Leasing	49,863	0.1%
Water	54,103	0.1%
Other **	23,978,503	48.7%
Total	$49,334,486	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund (the Funds), as of July 31, 2013, and for the year then ended, and have issued our unqualified report thereon dated September 27, 2013 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Funds’ schedules of portfolio investments (the Schedules) as of July 31, 2013 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

KPMG LLP

Columbus, Ohio
September 27, 2013

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	September 23, 2013

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 27, 2013

* Print the name and title of each signing officer under his or her signature.